AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2021.

FILE NO. 333-72042

811-10559

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 73	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 128	☒

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Name of Depositor)

1 GRIFFIN ROAD NORTH

WINDSOR, CT 06095

(Address of Depositor’s Principal Offices)

(860) 791-0286

(Depositor’s Telephone Number, Including Area Code)

EDMUND F. MURPHY III

PRESIDENT & CHIEF EXECUTIVE OFFICER

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 E. ORCHARD ROAD

GREENWOOD VILLAGE, COLORADO 80111

(Name and Address of Agent for Service)

Copy to:

STEPHEN ROTH, ESQ.

EVERSHEDS SUTHERLAND (USA) LLP

700 SIXTH STREET, NW., SUITE 700

WASHINGTON, D.C. 20007-3980

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on May 1, 2021 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on              pursuant to paragraph (a)(1) of Rule 485

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 73 does not supersede Post-Effective Amendment No. 72 filed on April 30, 2021.

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven PremierSolutions Standard Sub‑Administered by Great‑West Life & Annuity Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
AB Global Bond Fund — Class A

●
AB High Income Fund — Class A

●
American Century Equity Income Fund — Class A

●
American Century Ginnie Mae Fund — Class A

●
American Century Small Company Fund — Class A

●
American Century U.S. Government Money Market Fund — Class A

●
American Funds New World Fund® — Class R-3

●
Ave Maria Growth Fund

●
Ave Maria Rising Dividend Fund

●
Ave Maria Value Fund

●
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares

●
BlackRock S&P 500 Index V.I. Fund — Class I Shares

●
BNY Mellon Core Plus Fund — Class A

●
Calamos Global Equity Fund — Class A

●
Calamos International Growth Fund — Class A

●
ClearBridge Appreciation Fund — Class A

●
ClearBridge International Small Cap Fund — Class A

●
ClearBridge Small Cap Growth Fund — Class A

●
Delaware Diversified Income Fund — Class A

●
Delaware Extended Duration Bond Fund — Class A

●
Domini Impact Equity Fund® — Investor Class

●
Eaton Vance-Atlanta Capital SMID-Cap Fund — Class A

●
Federated Hermes Clover Small Value Fund — Class A

●
Fidelity Advisor® Real Estate Fund — Class M

●
Fidelity® VIP Freedom 2015 Portfolio — Service Class 2

●
Fidelity® VIP Freedom 2020 Portfolio — Service Class 2

●
Fidelity® VIP Freedom 2025 Portfolio — Service Class 2

●
Fidelity® VIP Freedom 2030 Portfolio — Service Class 2

●
Fidelity® VIP Freedom 2035 Portfolio — Service Class 2

●
Fidelity® VIP Freedom 2040 Portfolio — Service Class 2

●
Fidelity® VIP Freedom 2045 Portfolio — Service Class 2

●
Fidelity® VIP Freedom 2050 Portfolio — Service Class 2

●
Fidelity® VIP Freedom Income Portfolio — Service Class 2

●
Fidelity® VIP FundsManager 20% Portfolio — Service Class 2

●
Fidelity® VIP FundsManager 50% Portfolio — Service Class 2

●
Fidelity® VIP FundsManager 60% Portfolio — Service Class 2

●
Fidelity® VIP FundsManager 70% Portfolio — Service Class 2

●
Fidelity® VIP FundsManager 85% Portfolio — Service Class 2

●
Franklin Mutual Global Discovery Fund — Class A

●
Franklin Mutual Shares Fund — Class A

●
Franklin Mutual U.S. Value Fund—Class A

●
Franklin Small-Mid Cap Growth Fund — Class A

●
Goldman Sachs Absolute Return Tracker — Class A

●
Goldman Sachs Mid Cap Value Fund — Class A

●
Goldman Sachs Satellite Strategies — Class A

●
Hartford AARP Balanced Retirement Fund — Class R4

●
Hartford Balanced HLS Fund — Class IA

●
Hartford Capital Appreciation HLS Fund — Class IA

●
Hartford Disciplined Equity HLS Fund — Class IA

●
Hartford Dividend and Growth HLS Fund — Class IA

●
Hartford Global Impact Fund — Class R4

●
Hartford Healthcare HLS Fund — Class IA

●
Hartford MidCap HLS Fund — Class IA

●
Hartford Small Company HLS Fund — Class IA

●
Hartford Stock HLS Fund — Class IA

●
Hartford Total Return Bond HLS Fund — Class IA

●
Hartford Ultrashort Bond HLS Fund — Class IA

●
Invesco American Franchise Fund — Class A

●
Invesco Balanced-Risk Commodity Strategy Fund — Class A

●
Invesco Capital Appreciation Fund — Class A

●
Invesco Diversified Dividend Fund — Investor Class

●
Invesco Dividend Income Fund — Class A

●
Invesco Equity and Income Fund — Class A

●
Invesco Global Fund — Class A

●
Invesco Global Opportunities Fund — Class A

●
Invesco Gold & Special Minerals Fund — Class A

●
Invesco Intermediate Bond Factor Fund — Class A

●
Invesco International Diversified Fund — Class A

●
Invesco Rising Dividends Fund — Class A

●
Invesco Small Cap Growth Fund — Investor Class

●
Invesco Technology Fund — Investor Class

●
Ivy Small Cap Growth Fund — Class Y

●
Janus Henderson Forty Fund — Class S

●
Janus Henderson Global Research Fund — Class S

●
Janus Henderson Overseas Fund — Class S

●
John Hancock New Opportunities Fund — Class A

●
JPMorgan Large Cap Growth Fund — Class A

●
JPMorgan SmartRetirement® 2020 Fund — Class A

●
JPMorgan SmartRetirement® 2025 Fund — Class A

●
JPMorgan SmartRetirement® 2030 Fund — Class A

●
JPMorgan SmartRetirement® 2035 Fund — Class A

●
JPMorgan SmartRetirement® 2040 Fund — Class A

●
JPMorgan SmartRetirement® 2045 Fund — Class A

●
JPMorgan SmartRetirement® 2050 Fund — Class A

●
JPMorgan SmartRetirement® 2055 Fund — Class A

●
JPMorgan SmartRetirement® 2060 Fund — Class A

●
JPMorgan SmartRetirement® Income Fund — Class A

●
LKCM Aquinas Catholic Equity Fund

●
Massachusetts Investors Growth Stock Fund — Class A

●
MassMutual Blue Chip Growth Fund — Class R4

●
MassMutual Disciplined Growth Fund — Class R4

●
MassMutual Diversified Value Fund — Class R4

●
MassMutual Equity Opportunities Fund — Class R4

●
MassMutual Fundamental Value Fund — Class R4

●
MassMutual Global Fund — Class R4

●
MassMutual Growth Opportunities Fund — Class R4

●
MassMutual International Equity Fund — Class R4

●
MassMutual Main Street Fund — Class R4

●
MassMutual Mid Cap Growth Fund — Class R4

●
MassMutual Overseas Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4

●
MassMutual Select BlackRock Global Allocation Fund — Class R4

●
MassMutual Short-Duration Bond Fund — Class R4

●
MassMutual Small Cap Growth Equity Fund — Class R4

●
MassMutual Small Cap Opportunities Fund — Class R4

●
MassMutual Small Company Value Fund — Class R4

●
MassMutual Strategic Bond Fund — Class R4

●
MassMutual Strategic Emerging Markets Fund — Class R4

●
MassMutual Total Return Bond Fund — Class R4

●
MFS® Core Equity Fund — Class A

●
MFS® High Income Fund — Class A

●
MFS® Mid Cap Growth Fund — Class A

●
MFS® New Discovery Fund — Class R3

●
MFS® Utilities Fund — Class A

●
MFS® Value Fund — Class A

●
MM MSCI EAFE® International Index Fund — Class R4

●
MM Russell 2000® Small Cap Index Fund — Class R4

●
MM S&P 500® Index Fund — Class R4

●
MM S&P® Mid Cap Index Fund — Class R4

●
Neuberger Berman Sustainable Equity Fund — Class A

●
Nuveen NWQ International Value Fund — Class A

●
Nuveen Santa Barbara Dividend Growth Fund — Class A

●
Oakmark Equity and Income Fund — Service Class

●
PGIM Jennison Natural Resources Fund, Inc. — Class A

●
PIMCO Total Return ESG Fund — Admin Class

●
Pioneer Fundamental Growth Fund — Class A

●
Templeton Foreign Fund — Class A

●
The Hartford Balanced Income Fund — Class R4

●
The Hartford High Yield Fund — Class R4

●
The Hartford MidCap Value Fund — Class R4

●
TIAA-CREF Bond Index Fund — Retirement Class

●
TIAA-CREF Equity Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class

2

●
TIAA-CREF Large-Cap Value Index Fund — Retirement Class

●
Timothy Plan Large/Mid-Cap Value Fund — Class A

●
Virtus Ceredex Large Cap Value Equity Fund — Class A

●
Virtus NFJ International Value Fund — Class A

For more information on the underlying Funds see the section entitled “The Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2021
Statement of Additional Information Dated: May 1, 2021
3

4

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: Empower Retirement, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant’s Account under a Contract.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
5

Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from on Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
6

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Transfer Fee(1)	$5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(2)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(3)	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(3)(4)*	$50

(1)
The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2)
Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3)
This is the maximum fee we would charge. (See “May I request a Loan from my Participant Account?”)

(4)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

Annual Maintenance Fee(5)	$30
7

Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(6)
Before Annuity Commencement Date:
Range of Mortality and Expense Risk and Administrative Charge based on total value of Participant Accounts under a Contract(7)	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date:
Mortality and Expense Risk and Administrative Charge
All Participant Accounts	1.25%
We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.

(5)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(6)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

(7)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

8

This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.30%	1.79%†

†
The maximum rate does not reflect the contractual fee waiver received from the fund company.

The BlackRock LifePath® Dynamic Retirement Funds, Fidelity® VIP Freedom Portfolios, Fidelity® VIP FundsManager Portfolios, JPMorgan SmartRetirement® Funds, and MassMutual RetireSMARTSM by JPMorgan Funds are referred to as “funds of funds,” and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the underlying Funds and the actual expenses of the underlying Funds.
9

EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$798	$1,323	$1,856	$3,650	$312	$1,010	$1,728	$3,620	$342	$1,040	$1,758	$3,650
1.05%	$779	$1,265	$1,758	$3,459	$291	$949	$1,629	$3,429	$321	$979	$1,659	$3,459
0.85%	$759	$1,206	$1,658	$3,264	$271	$888	$1,528	$3,234	$301	$918	$1,558	$3,264
0.75%	$749	$1,176	$1,607	$3,165	$260	$858	$1,478	$3,135	$290	$888	$1,508	$3,165
0.65%	$740	$1,146	$1,557	$3,066	$250	$827	$1,427	$3,036	$280	$857	$1,457	$3,066
0.50%	$725	$1,102	$1,480	$2,914	$235	$781	$1,350	$2,884	$265	$811	$1,380	$2,914
0.35%	$710	$1,057	$1,403	$2,760	$219	$735	$1,273	$2,730	$249	$765	$1,303	$2,760
0.15%	$691	$997	$1,300	$2,552	$199	$673	$1,170	$2,522	$229	$703	$1,200	$2,552
0.00%	$676	$952	$1,221	$2,392	$183	$626	$1,092	$2,362	$213	$656	$1,122	$2,392
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
10

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant’s Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See “Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?”)
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
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Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
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Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
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Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
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When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

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It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
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This option does not involve life contingencies and does not provide any mortality guarantee.

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Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
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When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
A money market Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution, signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
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THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
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Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

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Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

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Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

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May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

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Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
AB Global Bond Fund — Class A	To generate income consistent with preservation of capital.	AllianceBernstein, L.P.
AB High Income Fund — Class A	Seeks to maximize total returns from price appreciation and income.	AllianceBernstein, L.P.
American Century Equity Income Fund — Class A	The fund seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Century Ginnie Mae Fund — Class A	Seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.	American Century Investment Management, Inc.
American Century Small Company Fund — Class A	Seeks long-term capital growth by investing primarily in common stocks of small companies.	American Century Investment Management, Inc.
American Century U.S. Government Money Market Fund — Class A†	Seeks current income while maintaining liquidity and preserving capital.	American Century Investment Management, Inc.
American Funds New World Fund® — Class R-3	Long-term capital appreciation.	Capital Research and Management Company
Ave Maria Growth Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Rising Dividend Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Value Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BNY Mellon Core Plus Fund — Class A	Seeks high total return consistent with preservation of capital.	BNY Mellon Investment Adviser, Inc. Sub-advised by Insight North America LLC
Calamos Global Equity Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calamos International Growth Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
ClearBridge Appreciation Fund — Class A	Seeks to provide long-term appreciation of shareholder’s capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
ClearBridge International Small Cap Fund — Class A	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Small Cap Growth Fund — Class A	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
Delaware Diversified Income Fund — Class A	Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Management Company
Delaware Extended Duration Bond Fund — Class A	Seeks to provide investors with total return.	Delaware Management Company
Domini Impact Equity Fund® — Investor Class	Seeks to provide its shareholders with long-term total return.	Domini Impact Investments, LLC Sub-advised by SSGA Funds Management, Inc.
Eaton Vance-Atlanta Capital SMID-Cap Fund — Class A	Seek long-term capital growth.	Boston Management and Research Sub-advised by Atlanta Capital Management Company, LLC
Federated Hermes Clover Small Value Fund — Class A	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania
Formerly Federated Clover Small Value Fund — Class A
Fidelity Advisor® Real Estate Fund — Class M	Seeks above-average income and long-term capital growth.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Franklin Mutual Global Discovery Fund — Class A	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Franklin Mutual U.S. Value Fund — Class A	High total return, of which capial appreciation and income are components	Franklin Mutual Advisers, LLC
Franklin Small-Mid Cap Growth Fund — Class A	Seeks long-term capital growth.	Franklin Advisers, Inc.
Goldman Sachs Absolute Return Tracker — Class A	Seeks to deliver long-term total return.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Mid Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Satellite Strategies — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Hartford AARP Balanced Retirement Fund — Class R4	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Global Impact Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Invesco American Franchise Fund — Class A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco Balanced-Risk Commodity Strategy Fund — Class A	Provide total return.	Invesco Advisers, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Invesco Capital Appreciation Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Capital Appreciation Fund — Class A
Invesco Diversified Dividend Fund — Investor Class	Seeks long-term growth of capital and, secondarily, current income.	Invesco Advisers, Inc.
Invesco Dividend Income Fund — Class A	Seeks current income and long-term growth of capital.	Invesco Advisers, Inc.
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco Global Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Global Fund — Class A
Invesco Global Opportunities Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Global Opportunities Fund — Class A
Invesco Gold & Special Minerals Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Gold & Special Minerals Fund — Class A
Invesco Intermediate Bond Factor Fund — Class A	Seeks total return.	Invesco Advisers, In
Formerly Invesco Oppenheimer Intermediate Income Fund — Class A
Invesco International Diversified Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer International Diversified Fund — Class A
Invesco Rising Dividends Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Rising Dividends Fund — Class A
Invesco Small Cap Growth Fund — Investor Class	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Technology Fund — Investor Class	Seeks long-term capital growth.	Invesco Advisers, Inc.
Ivy Small Cap Growth Fund — Class Y	Seek to provide growth of capital.	Ivy Investment Management Company
Janus Henderson Forty Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Research Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Overseas Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
John Hancock New Opportunities Fund — Class A	Seeks long-term capital appreciation.	John Hancock Advisers, LLC Sub-advised by GW&K Investment Management, LLC
JPMorgan Large Cap Growth Fund — Class A	Seeks long-term capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2020 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
JPMorgan SmartRetirement®2025 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2030 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2035 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2040 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2045 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2050 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2055 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
JPMorgan SmartRetirement®2060 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®Income Fund — Class A	Seeks current income and some capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
LKCM Aquinas Catholic Equity Fund	Capital appreciation.	Luther King Capital Management Corporation
Massachusetts Investors Growth Stock Fund — Class A	Seeks capital appreciation.	MFS Financial Services Company
MassMutual Blue Chip Growth Fund — Class R4	Seeks growth of capital over the long term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Loomis, Sayles & Company, L.P.
Formerly MassMutual Select Blue Chip Growth Fund — Class R4
MassMutual Disciplined Growth Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company LLP
Formerly MassMutual Premier Disciplined Growth Fund — Class R4
MassMutual Diversified Value Fund — Class R4	Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.	MML Investment Advisers, LLC Sub-advised by Brandywine Global Investment Management, LLC/T. Rowe Price Associates, Inc.
Formerly MassMutual Select Diversified Value Fund — Class R4
MassMutual Equity Opportunities Fund — Class R4	Seeks growth of capital over the long-term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Wellington Management Company LLP
Formerly MassMutual Select Equity Opportunities Fund — Class R4
MassMutual Fundamental Value Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC/Boston Partners Global Investors, Inc.
Formerly MassMutual Select Fundamental Value Fund — Class R4
MassMutual Global Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Global Fund — Class R4
MassMutual Growth Opportunities Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Sands Capital Management, LLC/Jackson Square Partners, LLC
Formerly MassMutual Select Growth Opportunities Fund — Class R4
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual International Equity Fund — Class R4	Seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company, LLP/Thompson, Siegel and Walmsley LLC
Formerly MassMutual Premier International Equity Fund — Class R4
MassMutual Main Street Fund — Class R4	Seeks a high total return.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Main Street Fund — Class R4
MassMutual Mid Cap Growth Fund — Class R4	Seeks growth of capital over the long-term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Frontier Capital Management Company, LLC
Formerly MassMutual Select Mid Cap Growth Fund — Class R4
MassMutual Overseas Fund — Class R4	Seeks growth of capital over the long-term by investing in foreign equity securities.	MML Investment Advisers, LLC Sub-advised by Massachusetts Financial Services Company/Harris Associates L.P.
Formerly MassMutual Select Overseas Fund — Class R4
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSMby JPMorgan 2035 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSMby JPMorgan 2050 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4	Seeks current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual Select BlackRock Global Allocation Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC
Effective 3/6/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
MassMutual Short-Duration Bond Fund — Class R4	Seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.	MML Investment Advisers, LLC Sub-advised by Barings LLC
Formerly MassMutual Premier Short-Duration Bond Fund — Class R4
MassMutual Small Cap Growth Equity Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company LLP/Invesco Adviers, Inc.
Formerly MassMutual Select Small Cap Growth Equity Fund — Class R4
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual Small Cap Opportunities Fund — Class R4	Seeks capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Small Cap Opportunities Fund — Class R4
MassMutual Small Company Value Fund — Class R4	Seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.	MML Investment Advisers, LLC Sub-advised by American Century Investment Management, Inc./AllianceBernstein LLC
Formerly MassMutual Select Small Company Value Fund — Class R4
MassMutual Strategic Bond Fund — Class R4	Seeks a superior total rate of return by investing in fixed income instruments.	MML Investment Advisers, LLC Sub-advised by Western Asset Management Company/Western Asset Management Company Limited
Formerly MassMutual Select Strategic Bond Fund — Class R4
MassMutual Strategic Emerging Markets Fund — Class R4	Seeks long-term capital growth.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Strategic Emerging Markets Fund — Class R4
MassMutual Total Return Bond Fund — Class R4	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	MML Investment Advisers, LLC Sub-advised by Metropolitan West Asset Management, LLC
Formerly MassMutual Select Total Return Bond Fund — Class R4
MFS® Core Equity Fund — Class A	Seeks capital appreciation.	MFS Financial Services Company
MFS® High Income Fund — Class A	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Mid Cap Growth Fund — Class A	Seeks capital appreciation.	MFS Financial Services Company
MFS® New Discovery Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Utilities Fund — Class A	Seeks total return.	MFS Financial Services Company
MFS® Value Fund — Class A	Seeks capital appreciation.	MFS Financial Services Company
MM MSCI EAFE®International Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index.(1)	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
MM Russell 2000® Small Cap Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index.(2)	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
MM S&P 500® Index(3)Fund — Class R4	Seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MM S&P® Mid Cap Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Standard & Poor’s MidCap 400® Index(4)(S&P MidCap 400 Index).	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
Neuberger Berman Sustainable Equity Fund — Class A	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisors LLC
Nuveen NWQ International Value Fund — Class A	Long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by NWQ Investment Management Company, LLC
Nuveen Santa Barbara Dividend Growth Fund — Class A	To seek an attractive total return comprised of income from dividends and long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Santa Barbara Asset Management, LLC
Oakmark Equity and Income Fund — Service Class	Seeks income, preservation and growth of capital.	Harris Associates L.P.
PGIM Jennison Natural Resources Fund, Inc. — Class A	Long-term growth of capital.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PIMCO Total Return ESG Fund — Admin Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Fundamental Growth Fund — Class A	Long-term capital growth.	Amundi Investment Management, Inc.
Templeton Foreign Fund — Class A	Long-term capital growth.	Templeton Global Advisors Limited
The Hartford Balanced Income Fund — Class R4	Seeks to provide current income with growth of capital as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford High Yield Fund — Class R4	Seeks to provide high current income, and long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford MidCap Value Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
TIAA-CREF Bond Index Fund — Retirement Class	Seeks total return that corresponds with the total return of a broad U.S. investment-grade bond market index.	Teachers Advisors, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
TIAA-CREF Equity Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Value Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
Timothy Plan Large/Mid-Cap Value Fund — Class A	Long-term growth of capital, with secondary objective of current income.	Timothy Partners, Ltd Sub-advised by Westwood Management Corp
Virtus Ceredex Large-Cap Value Equity Fund — Class A	Seeks to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Virtus NFJ International Value Fund — Class A	Seeks long-term growth of capital and income.	Virtus Investment Advisers, Inc. Sub-advised by NFJ Investment Group LLC
Formerly AllianzGI International Value Fund — Class A
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class I Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500® Index.	BlackRock Advisors, LLC
Fidelity Variable Insurance Products Funds
Fidelity® VIP Freedom 2015 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP Freedom 2020 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP Freedom 2025 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP Freedom 2030 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP Freedom 2035 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP Freedom 2040 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fidelity® VIP Freedom 2045 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP Freedom 2050 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP Freedom Income Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP FundsManager 20% Portfolio — Service Class 2	Seeks high current income and, as a secondary objective, capital appreciation.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP FundsManager 50% Portfolio — Service Class 2	Seeks high total return.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP FundsManager 60% Portfolio — Service Class 2	Seeks high total return.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP FundsManager 70% Portfolio — Service Class 2	Seeks high total return.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP FundsManager 85% Portfolio — Service Class 2	Seeks high total return.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IA	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Capital Appreciation HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 1/3/2005.
Hartford Disciplined Equity HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Healthcare HLS Fund — Class IA	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Small Company HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Stock HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Ultrashort Bond HLS Fund — Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Notes
†
In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.

(1)
The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MassMutual. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

(2)
The Fund is sponsored solely by MassMutual. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000® Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “Russell 2000®” and “Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of  (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Fund.

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(3)
The S&P 500 Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s® S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(4)
The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s®, S&P® and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC(“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
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Fees and Payments Received by Talcott Resolution from the Fund Families:  On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Additionally, a MassMutual affiliate continues to be responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Great-West expects to make a profit on the amount of the fees and payments that exceed Great-West’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of MassMutual’s affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of MassMutual’s affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police
29

Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•
the cost of preparing sales literature,

•
commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your
30

Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➢
Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.
Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?
We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant’s Account under a Contract in the event of the Participant’s:
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•
death,

•
disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

•
for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

•
severance from employment with the Employer,

•
attainment of age 59½ or older,

•
financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

•
in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.
If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer’s plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.
No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A “Related Participant Directed Account Option” is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Mortality and Expense Risk and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:
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Method One: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk —  We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
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(2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we only apply experience credits prospectively.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Qualified governmental excess benefit plans under Section 415(m) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete
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information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Talcott Resolution will reimburse the plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
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What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day.  We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you
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about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of  $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund's trading policies will be considered not in good order.
In certain circumstances, the underlying Fund's trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However,

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the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
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We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685‑1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397‑3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888‑4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
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Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, further actions our regulators may take in response to the COVID-19 public health crisis and its impact on financial markets and our operations. At this time, Talcott Resolution is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of Talcott Resolution and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
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Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds prospectus.
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DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
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SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
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May I Surrender once Annuity Payouts have started?
Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other contracts, Talcott Resolution will not accept future contributions.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
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Option 3:   Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payment period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payment options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
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A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYMENTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A x B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F x E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H x E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
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MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
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Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•
Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

•
“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2020, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Resources Investment Advisors, LLC, and Retirement Plan Advisory Group .
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $580 thousand.
48

Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
49

APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
APP TAX-3

other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
APP TAX-4

circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
APP TAX-5

circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

APP TAX-6

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
APP TAX-7

requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

APP TAX-8

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
APP TAX-9

In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

APP TAX-10

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Mortality and Expense Risk and Administrative Charge payable by you. The tables below show only the highest and lowest Accumulation Unit Value under the Contract. Tables showing the classes of Accumulation Unit Values corresponding to all currently applicable Mortality and Expense Risk and Administrative Charge appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Global Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.761	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498	$10.195
Accumulation unit value at end of period	$14.411	$13.761	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$10.167
Accumulation unit value at end of period	$12.736	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	5	1	-	-	-	-	-
AB High Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.697	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002	$10.291
Accumulation unit value at end of period	$17.184	$16.697	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	11	8	-

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$10.263
Accumulation unit value at end of period	$15.187	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891
Number of accumulation units outstanding at end of period (in thousands)	7	6	10	8	5	5	4	4	1	-
AllianzGI International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.162	$9.180	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712	$10.619
Accumulation unit value at end of period	$12.205	$11.162	$9.180	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.988	$8.320	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$10.590
Accumulation unit value at end of period	$10.786	$9.988	$8.320	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Century Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$47.886	$38.680	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168	$19.523
Accumulation unit value at end of period	$48.283	$47.886	$38.680	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168
Number of accumulation units outstanding at end of period (in thousands)	-	566	622	682	720	773	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.444	$26.540	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802
Accumulation unit value at end of period	$32.306	$32.444	$26.540	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101
Number of accumulation units outstanding at end of period (in thousands)	20	21	27	28	28	28	33	32	43	44
APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ave Maria Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658	$12.590
Accumulation unit value at end of period	$45.421	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658
Number of accumulation units outstanding at end of period (in thousands)	-	2	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458
Accumulation unit value at end of period	$39.664	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	8	8	7	6	4	3
Ave Maria Rising Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002	$11.470
Accumulation unit value at end of period	$32.776	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002
Number of accumulation units outstanding at end of period (in thousands)	19	19	18	18	17	15	16	30	19	31
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350
Accumulation unit value at end of period	$28.621	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	10	8	7	5	3	5	4
Ave Maria Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939	$11.787
Accumulation unit value at end of period	$13.457	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663
Accumulation unit value at end of period	$12.569	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-	-
BlackRock LifePath® Dynamic 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.456	$14.650	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$10.000	$-
Accumulation unit value at end of period	$19.656	$17.456	$14.650	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.801	$13.430	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-
Accumulation unit value at end of period	$17.572	$15.801	$13.430	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	11	3	3	2	12	10	8	4	-	-
BlackRock LifePath® Dynamic 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.306	$15.650	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$10.000	$-
Accumulation unit value at end of period	$21.922	$19.306	$15.650	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.476	$14.340	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-
Accumulation unit value at end of period	$19.598	$17.476	$14.340	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-
Number of accumulation units outstanding at end of period (in thousands)	25	23	20	8	9	12	6	1	-	-

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock LifePath® Dynamic 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.648	$16.380	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$10.000	$-
Accumulation unit value at end of period	$23.545	$20.648	$16.380	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.691	$15.020	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-
Accumulation unit value at end of period	$21.049	$18.691	$15.020	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	6	3	3	4	2	-	-	-
BlackRock LifePath® Dynamic 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.257	$16.850	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$10.000	$-
Accumulation unit value at end of period	$24.483	$21.257	$16.850	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.242	$15.450	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-
Accumulation unit value at end of period	$21.887	$19.242	$15.450	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-
Number of accumulation units outstanding at end of period (in thousands)	14	9	5	2	2	2	-	-	-	-
BNY Mellon Insight Core Plus Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.981	$10.030	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.862	$10.981	$10.030	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	-	-	-	-	-	-	-
Calamos Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$10.000	$-
Accumulation unit value at end of period	$28.806	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-
Accumulation unit value at end of period	$25.752	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calamos International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.251	$11.020	$13.962	$10.031	$10.690	$10.400	$11.110	$10.000	$-	$-
Accumulation unit value at end of period	$20.604	$14.251	$11.020	$13.962	$10.031	$10.690	$10.400	$11.110	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.064	$10.230	$13.125	$9.548	$10.302	$10.149	$10.978	$10.000	$-	$-
Accumulation unit value at end of period	$18.654	$13.064	$10.230	$13.125	$9.548	$10.302	$10.149	$10.978	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	-	-	-	-

APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ClearBridge Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.142	$20.910	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779	$10.349
Accumulation unit value at end of period	$31.078	$27.142	$20.910	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.289	$18.950	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$10.321
Accumulation unit value at end of period	$27.465	$24.289	$18.950	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	1	1	2	2	2	1	-
ClearBridge Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.521	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.233	$13.117	$-
Accumulation unit value at end of period	$46.652	$32.521	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.233	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	40	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.569	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$14.465	$14.457	$-
Accumulation unit value at end of period	$46.141	$32.569	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$14.465	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	5	3	3	2	2	-
Delaware Diversified Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$10.000	$-
Accumulation unit value at end of period	$14.248	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-
Accumulation unit value at end of period	$12.737	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	-	5	-	4	6	-	-
Delaware Extended Duration Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$10.000	$-
Accumulation unit value at end of period	$19.079	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-
Accumulation unit value at end of period	$17.057	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-
Domini Impact Equity Fund®
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$79.498	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090	$36.315
Accumulation unit value at end of period	$103.830	$79.498	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090
Number of accumulation units outstanding at end of period (in thousands)	-	20	29	29	26	22	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$11.455
Accumulation unit value at end of period	$29.026	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	5	4	3	3	-	1	-

APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Eaton Vance Atlanta Capital SMID-Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$10.000	$-
Accumulation unit value at end of period	$33.536	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$-
Number of accumulation units outstanding at end of period (in thousands)	18	20	17	15	15	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-
Accumulation unit value at end of period	$29.981	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	5	6	6	6	4	1	-
Federated Hermes Clover Small Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$10.000	$-
Accumulation unit value at end of period	$20.915	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-
Accumulation unit value at end of period	$18.697	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Mutual Global Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.668	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	48	-	-	-	-	-	-	-	-	-

APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.941	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	85	-	-	-	-	-	-	-	-	-
Franklin Mutual Shares Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.416	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920	$15.191
Accumulation unit value at end of period	$29.972	$31.416	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.596
Accumulation unit value at end of period	$23.672	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187
Number of accumulation units outstanding at end of period (in thousands)	18	18	18	24	28	29	35	38	45	45
Franklin Mutual U.S. Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.259	$29.127	$33.268	$29.589	$24.566	$27.121	$26.925	$19.709	$17.043	$18.200
Accumulation unit value at end of period	$35.367	$36.259	$29.127	$33.268	$29.589	$24.566	$27.121	$26.925	$19.709	$17.043
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.998	$23.587	$27.282	$24.568	$20.653	$23.089	$23.211	$17.203	$15.063	$16.289
Accumulation unit value at end of period	$27.933	$28.998	$23.587	$27.282	$24.568	$20.653	$23.089	$23.211	$17.203	$15.063
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	1

APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Small-Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.544	$20.897	$21.905	$18.024	$17.277	$17.626	$16.391	$11.828	$10.677	$11.226
Accumulation unit value at end of period	$42.958	$27.544	$20.897	$21.905	$18.024	$17.277	$17.626	$16.391	$11.828	$10.677
Number of accumulation units outstanding at end of period (in thousands)	72	127	154	155	192	240	-	-	7	6
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.330	$24.836	$26.363	$21.965	$21.318	$22.022	$20.737	$15.152	$13.849	$14.745
Accumulation unit value at end of period	$49.795	$32.330	$24.836	$26.363	$21.965	$21.318	$22.022	$20.737	$15.152	$13.849
Number of accumulation units outstanding at end of period (in thousands)	6	10	10	9	10	11	14	14	14	14
Goldman Sachs Absolute Return Tracker
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.604	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521	$10.171
Accumulation unit value at end of period	$13.020	$12.604	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$10.143
Accumulation unit value at end of period	$11.506	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539	$50.582
Accumulation unit value at end of period	$110.730	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539
Number of accumulation units outstanding at end of period (in thousands)	8	10	10	12	1	1	1	1	1	1

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$19.166
Accumulation unit value at end of period	$37.182	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	13	20	18	24	27	29	33
Goldman Sachs Satellite Strategies
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623	$10.625
Accumulation unit value at end of period	$14.729	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$10.596
Accumulation unit value at end of period	$13.016	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford AARP Balanced Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.643	$10.297	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-12

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Global Impact Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.683	$10.583	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco American Franchise Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$10.292	$-
Accumulation unit value at end of period	$38.820	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$10.159	$-
Accumulation unit value at end of period	$34.382	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	9	9	7	6	5	-
Invesco Capital Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.979	$23.503	$24.993	$19.753	$20.226	$19.597	$17.031	$13.178	$11.591	$11.776
Accumulation unit value at end of period	$43.583	$31.979	$23.503	$24.993	$19.753	$20.226	$19.597	$17.031	$13.178	$11.591
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-13

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.576	$19.033	$20.496	$16.402	$17.006	$16.684	$14.682	$11.503	$10.245	$10.540
Accumulation unit value at end of period	$34.424	$25.576	$19.033	$20.496	$16.402	$17.006	$16.684	$14.682	$11.503	$10.245
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	6	6	5	12	12	10
Invesco Diversified Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.582	$18.830	$20.413	$18.859	$16.495	$16.202	$14.454	$11.209	$10.496	$-
Accumulation unit value at end of period	$23.630	$23.582	$18.830	$20.413	$18.859	$16.495	$16.202	$14.454	$11.209	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.148	$17.100	$18.771	$17.559	$15.551	$15.467	$13.972	$10.971	$10.360	$-
Accumulation unit value at end of period	$20.928	$21.148	$17.100	$18.771	$17.559	$15.551	$15.467	$13.972	$10.971	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	1	1	1	2	2	1	-
Invesco Dividend Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.902	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.198	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-14

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Equity and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.699	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238	$16.441
Accumulation unit value at end of period	$37.060	$33.699	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238
Number of accumulation units outstanding at end of period (in thousands)	41	49	44	47	42	48	10	17	11	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Accumulation unit value at end of period	$29.272	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352
Number of accumulation units outstanding at end of period (in thousands)	34	38	40	44	58	64	86	93	109	99
Invesco Global Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$190.280	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539	$82.731
Accumulation unit value at end of period	$242.830	$190.280	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539
Number of accumulation units outstanding at end of period (in thousands)	9	10	10	9	9	13	12	12	12	6
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.313
Accumulation unit value at end of period	$42.256	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710
Number of accumulation units outstanding at end of period (in thousands)	11	13	13	15	20	20	29	33	31	31
Invesco Gold & Special Minerals Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.116	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809	$19.929
Accumulation unit value at end of period	$13.769	$10.116	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809
Number of accumulation units outstanding at end of period (in thousands)	8	8	10	12	-	-	-	9	8	6

APP I-15

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040
Accumulation unit value at end of period	$17.706	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311
Number of accumulation units outstanding at end of period (in thousands)	30	29	41	36	52	53	39	33	29	30
Invesco International Diversified Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$10.000	$-
Accumulation unit value at end of period	$23.862	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-
Accumulation unit value at end of period	$21.332	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	2	2	3	-	-
Invesco Rising Dividends Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.864	$15.332	$16.402	$14.047	$13.438	$13.530	$12.196	$10.000	$-	$-
Accumulation unit value at end of period	$22.514	$19.864	$15.332	$16.402	$14.047	$13.438	$13.530	$12.196	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.211	$14.232	$15.418	$13.370	$12.951	$13.203	$12.052	$10.000	$-	$-
Accumulation unit value at end of period	$20.384	$18.211	$14.232	$15.418	$13.370	$12.951	$13.203	$12.052	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	1	-	-	-	-

APP I-16

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.947	$26.497	$29.128	$23.313	$20.948	$21.338	$19.817	$14.164	$11.969	$12.119
Accumulation unit value at end of period	$51.764	$32.947	$26.497	$29.128	$23.313	$20.948	$21.338	$19.817	$14.164	$11.969
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.741	$22.591	$25.148	$20.380	$18.543	$19.125	$17.986	$13.016	$11.138	$11.419
Accumulation unit value at end of period	$43.044	$27.741	$22.591	$25.148	$20.380	$18.543	$19.125	$17.986	$13.016	$11.138
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	2	4	3	3	2
Invesco Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.672	$10.819	$10.892	$8.083	$8.167	$7.655	$6.910	$5.538	$5.003	$5.171
Accumulation unit value at end of period	$21.430	$14.672	$10.819	$10.892	$8.083	$8.167	$7.655	$6.910	$5.538	$5.003
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.034	$17.946	$18.297	$13.746	$14.064	$13.349	$12.201	$9.902	$9.058	$9.479
Accumulation unit value at end of period	$34.670	$24.034	$17.946	$18.297	$13.746	$14.064	$13.349	$12.201	$9.902	$9.058
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	3	2	2	3	4	3	2
Janus Henderson Forty Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$58.746	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404	$17.700
Accumulation unit value at end of period	$81.419	$58.746	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404
Number of accumulation units outstanding at end of period (in thousands)	8	8	10	13	-	-	-	-	-	-

APP I-17

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842
Accumulation unit value at end of period	$64.312	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499
Number of accumulation units outstanding at end of period (in thousands)	19	18	18	22	27	23	28	26	35	29
Janus Henderson Global Research Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.624	$23.059	$24.856	$19.658	$19.343	$19.851	$18.556	$14.590	$12.204	$14.198
Accumulation unit value at end of period	$35.466	$29.624	$23.059	$24.856	$19.658	$19.343	$19.851	$18.556	$14.590	$12.204
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	7	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.984	$20.480	$22.355	$17.901	$17.836	$18.535	$17.544	$13.967	$11.830	$13.936
Accumulation unit value at end of period	$30.721	$25.984	$20.480	$22.355	$17.901	$17.836	$18.535	$17.544	$13.967	$11.830
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	2	4	4	3	2
Janus Henderson Overseas Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.971	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145	$15.124
Accumulation unit value at end of period	$15.079	$12.971	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	11	-	-	-	-	171	137
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845
Accumulation unit value at end of period	$13.061	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834
Number of accumulation units outstanding at end of period (in thousands)	23	25	26	30	36	36	43	51	57	50

APP I-18

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
John Hancock New Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.368	$11.818	$13.809	$12.131	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.520	$14.368	$11.818	$13.809	$12.131	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.703	$11.413	$13.504	$12.012	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.443	$13.703	$11.413	$13.504	$12.012	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	10	12	14	-	-	-	-	-
JPMorgan Large Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.455	$20.511	$20.501	$14.887	$15.216	$14.161	$12.799	$10.000	$-	$-
Accumulation unit value at end of period	$44.283	$28.455	$20.511	$20.501	$14.887	$15.216	$14.161	$12.799	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.087	$19.041	$19.272	$14.169	$14.664	$13.820	$12.647	$10.000	$-	$-
Accumulation unit value at end of period	$40.094	$26.087	$19.041	$19.272	$14.169	$14.664	$13.820	$12.647	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733	$10.424
Accumulation unit value at end of period	$19.207	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733
Number of accumulation units outstanding at end of period (in thousands)	22	21	90	78	29	13	26	36	34	13

APP I-19

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$10.396
Accumulation unit value at end of period	$16.974	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625
Number of accumulation units outstanding at end of period (in thousands)	33	72	80	77	140	111	106	8	4	2
JPMorgan SmartRetirement® 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536	$10.457
Accumulation unit value at end of period	$20.600	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536
Number of accumulation units outstanding at end of period (in thousands)	28	23	43	43	40	37	32	14	13	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$10.429
Accumulation unit value at end of period	$18.205	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430
Number of accumulation units outstanding at end of period (in thousands)	147	167	147	160	151	144	142	60	48	8
JPMorgan SmartRetirement® 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367	$10.481
Accumulation unit value at end of period	$21.679	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367
Number of accumulation units outstanding at end of period (in thousands)	81	74	109	95	68	16	10	101	80	68
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$10.453
Accumulation unit value at end of period	$19.159	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264
Number of accumulation units outstanding at end of period (in thousands)	56	76	69	75	123	138	110	38	9	7

APP I-20

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269	$10.502
Accumulation unit value at end of period	$22.740	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269
Number of accumulation units outstanding at end of period (in thousands)	26	27	49	40	38	56	45	15	10	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$10.474
Accumulation unit value at end of period	$20.096	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166
Number of accumulation units outstanding at end of period (in thousands)	49	78	67	65	69	51	45	9	8	5
JPMorgan SmartRetirement® 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260	$10.503
Accumulation unit value at end of period	$23.489	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260
Number of accumulation units outstanding at end of period (in thousands)	27	22	100	92	66	53	26	57	47	34
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$10.475
Accumulation unit value at end of period	$20.758	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157
Number of accumulation units outstanding at end of period (in thousands)	41	62	86	99	95	63	37	7	1	1
JPMorgan SmartRetirement® 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255	$10.494
Accumulation unit value at end of period	$23.724	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255
Number of accumulation units outstanding at end of period (in thousands)	8	6	19	16	19	40	31	13	10	-

APP I-21

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$10.466
Accumulation unit value at end of period	$20.966	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153
Number of accumulation units outstanding at end of period (in thousands)	40	59	53	37	69	72	54	5	1	1
JPMorgan SmartRetirement® 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257	$10.496
Accumulation unit value at end of period	$23.684	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257
Number of accumulation units outstanding at end of period (in thousands)	26	21	31	27	23	20	11	86	71	54
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$10.468
Accumulation unit value at end of period	$20.931	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155
Number of accumulation units outstanding at end of period (in thousands)	37	47	58	64	88	44	30	4	-	-
JPMorgan SmartRetirement® 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$10.000	$-
Accumulation unit value at end of period	$23.110	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	2	-	2	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-
Accumulation unit value at end of period	$20.724	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-
Number of accumulation units outstanding at end of period (in thousands)	16	24	32	24	16	11	3	1	-	-

APP I-22

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2060 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.890	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.217	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012	$10.336
Accumulation unit value at end of period	$17.033	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012
Number of accumulation units outstanding at end of period (in thousands)	24	25	44	42	21	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$10.309
Accumulation unit value at end of period	$15.053	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902
Number of accumulation units outstanding at end of period (in thousands)	37	37	40	50	2	14	17	17	11	20
LKCM Aquinas Catholic Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068	$12.013
Accumulation unit value at end of period	$35.613	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-23

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.887
Accumulation unit value at end of period	$31.098	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	5	4	4	3	3
Massachusetts Investors Growth Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.803	$22.017	$21.848	$16.977	$15.992	$15.999	$14.345	$11.022	$9.428	$9.305
Accumulation unit value at end of period	$37.714	$30.803	$22.017	$21.848	$16.977	$15.992	$15.999	$14.345	$11.022	$9.428
Number of accumulation units outstanding at end of period (in thousands)	56	78	77	81	95	111	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.772	$24.442	$24.561	$19.325	$18.431	$18.671	$16.952	$13.189	$11.423	$11.416
Accumulation unit value at end of period	$40.835	$33.772	$24.442	$24.561	$19.325	$18.431	$18.671	$16.952	$13.189	$11.423
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	13	13	13
MFS® Core Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.278	$22.059	$23.004	$18.483	$16.638	$16.700	$15.031	$11.204	$9.611	$9.718
Accumulation unit value at end of period	$34.710	$29.278	$22.059	$23.004	$18.483	$16.638	$16.700	$15.031	$11.204	$9.611
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.022	$19.089	$20.158	$16.400	$14.948	$15.193	$13.846	$10.450	$9.077	$9.294
Accumulation unit value at end of period	$29.295	$25.022	$19.089	$20.158	$16.400	$14.948	$15.193	$13.846	$10.450	$9.077
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	2	4	2	3	2

APP I-24

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® High Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.919	$26.140	$27.034	$25.468	$22.455	$23.348	$22.844	$21.479	$18.814	$18.067
Accumulation unit value at end of period	$31.245	$29.919	$26.140	$27.034	$25.468	$22.455	$23.348	$22.844	$21.479	$18.814
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.203	$22.296	$23.350	$22.274	$19.885	$20.936	$20.741	$19.747	$17.514	$17.030
Accumulation unit value at end of period	$25.992	$25.203	$22.296	$23.350	$22.274	$19.885	$20.936	$20.741	$19.747	$17.514
Number of accumulation units outstanding at end of period (in thousands)	2	7	7	4	5	5	8	10	10	9
MFS® Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.091	$21.896	$21.711	$17.232	$16.517	$15.851	$14.594	$10.662	$9.177	$9.776
Accumulation unit value at end of period	$40.722	$30.091	$21.896	$21.711	$17.232	$16.517	$15.851	$14.594	$10.662	$9.177
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.064	$17.731	$17.804	$14.308	$13.886	$13.493	$12.580	$9.306	$8.111	$8.749
Accumulation unit value at end of period	$32.162	$24.064	$17.731	$17.804	$14.308	$13.886	$13.493	$12.580	$9.306	$8.111
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	9	9	9	9	17	15	13
MFS® New Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444	$10.676
Accumulation unit value at end of period	$35.651	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444
Number of accumulation units outstanding at end of period (in thousands)	165	161	146	143	142	181	39	33	34	-

APP I-25

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$10.648
Accumulation unit value at end of period	$31.506	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	4	7	7	5	4	1	-
MFS® Utilities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.157	$35.356	$35.059	$30.570	$27.442	$32.199	$28.601	$23.802	$21.002	$19.705
Accumulation unit value at end of period	$46.814	$44.157	$35.356	$35.059	$30.570	$27.442	$32.199	$28.601	$23.802	$21.002
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	4	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$49.871	$40.434	$40.601	$35.846	$32.582	$38.711	$34.819	$29.340	$26.215	$24.905
Accumulation unit value at end of period	$52.216	$49.871	$40.434	$40.601	$35.846	$32.582	$38.711	$34.819	$29.340	$26.215
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	2	4	4	4	5	6	6
MFS® Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.682	$32.128	$35.727	$30.419	$26.717	$26.931	$24.418	$18.023	$15.519	$15.552
Accumulation unit value at end of period	$43.208	$41.682	$32.128	$35.727	$30.419	$26.717	$26.931	$24.418	$18.023	$15.519
Number of accumulation units outstanding at end of period (in thousands)	117	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.335	$26.018	$29.298	$25.258	$22.463	$22.927	$21.050	$15.732	$13.717	$13.918
Accumulation unit value at end of period	$34.126	$33.335	$26.018	$29.298	$25.258	$22.463	$22.927	$21.050	$15.732	$13.717
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	5	5	5	5	5	6
APP I-26

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Neuberger Berman Sustainable Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708	$12.082
Accumulation unit value at end of period	$35.869	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955
Accumulation unit value at end of period	$31.322	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	13	12	12	11	9	8	4
Nuveen NWQ International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.485	$9.720	$11.896	$9.878	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.905	$11.485	$9.720	$11.896	$9.878	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.277	$8.807	$10.915	$9.178	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.521	$10.277	$8.807	$10.915	$9.178	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Nuveen Santa Barbara Dividend Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.167	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$10.000	$-	$-
Accumulation unit value at end of period	$24.264	$22.167	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-27

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.322	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$10.000	$-	$-
Accumulation unit value at end of period	$21.968	$20.322	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
PGIM Jennison Natural Resources Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$10.000	$-
Accumulation unit value at end of period	$7.595	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$-
Number of accumulation units outstanding at end of period (in thousands)	-	47	71	75	83	87	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-
Accumulation unit value at end of period	$6.789	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	9	9	7	2	1	-	-	-
PIMCO Total Return ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$10.000	$-
Accumulation unit value at end of period	$13.844	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	155	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-
Accumulation unit value at end of period	$12.376	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	1	1	-	-	-

APP I-28

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Pioneer Fundamental Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.082	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$10.000	$-	$-
Accumulation unit value at end of period	$33.132	$26.082	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.911	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$10.000	$-	$-
Accumulation unit value at end of period	$29.998	$23.911	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	-	-	1	-	-
Templeton Foreign Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.898	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590	$19.006
Accumulation unit value at end of period	$25.772	$25.898	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590
Number of accumulation units outstanding at end of period (in thousands)	109	158	193	234	283	381	13	13	15	16
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346
Accumulation unit value at end of period	$20.756	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953
Number of accumulation units outstanding at end of period (in thousands)	13	14	16	16	22	24	26	31	28	29
The Hartford Balanced Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680	$10.482
Accumulation unit value at end of period	$21.702	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-29

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$10.454
Accumulation unit value at end of period	$19.179	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562
Number of accumulation units outstanding at end of period (in thousands)	7	8	6	5	3	1	1	-	-	-
The Hartford High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$13.687	$-
Accumulation unit value at end of period	$21.881	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-
Accumulation unit value at end of period	$18.426	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford MidCap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689	$10.359
Accumulation unit value at end of period	$21.669	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$10.331
Accumulation unit value at end of period	$19.149	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	5	4	2	1	2	-	-

APP I-30

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TIAA-CREF Bond Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$10.000	$-
Accumulation unit value at end of period	$13.045	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-
Accumulation unit value at end of period	$11.662	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	1	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$10.000	$-
Accumulation unit value at end of period	$34.002	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$-
Number of accumulation units outstanding at end of period (in thousands)	90	90	92	85	81	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-
Accumulation unit value at end of period	$30.398	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	5	3	3	3	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$10.000	$-
Accumulation unit value at end of period	$45.012	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$-
Number of accumulation units outstanding at end of period (in thousands)	71	82	87	81	82	2	-	-	-	-

APP I-31

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-
Accumulation unit value at end of period	$40.241	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	11	7	3	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$10.000	$-
Accumulation unit value at end of period	$25.391	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$-
Number of accumulation units outstanding at end of period (in thousands)	119	106	103	96	87	47	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-
Accumulation unit value at end of period	$22.699	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	8	-	-	-	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135	$12.043
Accumulation unit value at end of period	$32.834	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917
Accumulation unit value at end of period	$28.672	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	2	2	1

APP I-32

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Virtus Ceredex Large-Cap Value Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.094	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452	$10.367
Accumulation unit value at end of period	$24.930	$24.094	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$10.340
Accumulation unit value at end of period	$22.032	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	-	-	-	-	-
Blackrock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.307	$9.371	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.553	$12.307	$9.371	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	$66	$78	$88	$-	$-	$-	$-	$-	$-	$-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.036	$9.280	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.056	$12.036	$9.280	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	$36	$46	$39	$-	$-	$-	$-	$-	$-	$-
Fidelity® VIP Freedom 2015 Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.570	$24.217	$25.568	$22.272	$21.095	$21.203	$20.299	$17.790	$15.897	$15.980
Accumulation unit value at end of period	$32.446	$28.570	$24.217	$25.568	$22.272	$21.095	$21.203	$20.299	$17.790	$15.897
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-33

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.865	$21.342	$22.817	$20.125	$19.301	$19.644	$19.042	$16.899	$15.291	$15.564
Accumulation unit value at end of period	$27.888	$24.865	$21.342	$22.817	$20.125	$19.301	$19.644	$19.042	$16.899	$15.291
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP Freedom 2020 Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.770	$26.502	$28.216	$24.270	$22.939	$23.045	$22.033	$19.054	$16.851	$17.063
Accumulation unit value at end of period	$36.447	$31.770	$26.502	$28.216	$24.270	$22.939	$23.045	$22.033	$19.054	$16.851
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.650	$23.355	$25.181	$21.931	$20.988	$21.351	$20.669	$18.100	$16.209	$16.619
Accumulation unit value at end of period	$31.327	$27.650	$23.355	$25.181	$21.931	$20.988	$21.351	$20.669	$18.100	$16.209
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP Freedom 2025 Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$34.668	$28.530	$30.604	$26.031	$24.561	$24.686	$23.544	$19.667	$17.132	$17.543
Accumulation unit value at end of period	$40.103	$34.668	$28.530	$30.604	$26.031	$24.561	$24.686	$23.544	$19.667	$17.132
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.173	$25.143	$27.312	$23.522	$22.473	$22.871	$22.087	$18.682	$16.478	$17.087
Accumulation unit value at end of period	$34.470	$30.173	$25.143	$27.312	$23.522	$22.473	$22.871	$22.087	$18.682	$16.478
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-34

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Freedom 2030 Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.579	$30.278	$32.930	$27.284	$25.649	$25.786	$24.619	$20.278	$17.605	$18.117
Accumulation unit value at end of period	$43.833	$37.579	$30.278	$32.930	$27.284	$25.649	$25.786	$24.619	$20.278	$17.605
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.706	$26.683	$29.388	$24.654	$23.468	$23.890	$23.095	$19.262	$16.933	$17.646
Accumulation unit value at end of period	$37.676	$32.706	$26.683	$29.388	$24.654	$23.468	$23.890	$23.095	$19.262	$16.933
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	1
Fidelity® VIP Freedom Income Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.701	$16.752	$17.142	$15.820	$15.186	$15.274	$14.752	$14.021	$13.196	$10.240
Accumulation unit value at end of period	$20.625	$18.701	$16.752	$17.142	$15.820	$15.186	$15.274	$14.752	$14.021	$13.196
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.276	$14.763	$15.298	$14.295	$13.894	$14.150	$13.839	$13.319	$12.692	$12.676
Accumulation unit value at end of period	$17.728	$16.276	$14.763	$15.298	$14.295	$13.894	$14.150	$13.839	$13.319	$12.692
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 20% Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.585	$15.963	$16.260	$15.170	$14.776	$14.801	$14.235	$13.498	$12.803	$10.620
Accumulation unit value at end of period	$19.004	$17.585	$15.963	$16.260	$15.170	$14.776	$14.801	$14.235	$13.498	$12.803
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-35

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.305	$14.068	$14.511	$13.707	$13.519	$13.713	$13.354	$12.822	$12.315	$12.202
Accumulation unit value at end of period	$16.334	$15.305	$14.068	$14.511	$13.707	$13.519	$13.713	$13.354	$12.822	$12.315
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 50% Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.898	$22.005	$23.255	$20.356	$19.558	$19.562	$18.639	$16.256	$14.762	$10.010
Accumulation unit value at end of period	$29.495	$25.898	$22.005	$23.255	$20.356	$19.558	$19.562	$18.639	$16.256	$14.762
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.540	$19.393	$20.754	$18.394	$17.895	$18.124	$17.486	$15.442	$14.199	$14.476
Accumulation unit value at end of period	$25.352	$22.540	$19.393	$20.754	$18.394	$17.895	$18.124	$17.486	$15.442	$14.199
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 60% Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.662	$24.667	$26.385	$22.597	$21.594	$21.536	$20.460	$17.281	$15.504	$9.880
Accumulation unit value at end of period	$34.088	$29.662	$24.667	$26.385	$22.597	$21.594	$21.536	$20.460	$17.281	$15.504
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.816	$21.738	$23.546	$20.419	$19.757	$19.952	$19.194	$16.416	$14.912	$15.438
Accumulation unit value at end of period	$29.299	$25.816	$21.738	$23.546	$20.419	$19.757	$19.952	$19.194	$16.416	$14.912
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-36

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP FundsManager 70% Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.567	$26.587	$28.797	$24.213	$23.090	$23.025	$21.907	$18.025	$15.954	$9.460
Accumulation unit value at end of period	$37.760	$32.567	$26.587	$28.797	$24.213	$23.090	$23.025	$21.907	$18.025	$15.954
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.345	$23.431	$25.700	$21.879	$21.127	$21.332	$20.551	$17.122	$15.346	$16.009
Accumulation unit value at end of period	$32.456	$28.345	$23.431	$25.700	$21.879	$21.127	$21.332	$20.551	$17.122	$15.346
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 85% Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.344	$30.399	$33.436	$27.206	$25.794	$25.706	$24.464	$19.181	$16.824	$9.170
Accumulation unit value at end of period	$44.967	$38.344	$30.399	$33.436	$27.206	$25.794	$25.706	$24.464	$19.181	$16.824
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.373	$26.790	$29.839	$24.584	$23.600	$23.815	$22.950	$18.220	$16.182	$17.329
Accumulation unit value at end of period	$38.650	$33.373	$26.790	$29.839	$24.584	$23.600	$23.815	$22.950	$18.220	$16.182
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$12.389	$10.223	$9.126	$8.960
Accumulation unit value at end of period	$21.692	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$12.389	$10.223	$9.126
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	4	4	4	4	4

APP I-37

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.606	$19.465	$20.802	$18.222	$17.400	$17.588	$16.221	$13.553	$12.251	$12.179
Accumulation unit value at end of period	$26.021	$23.606	$19.465	$20.802	$18.222	$17.400	$17.588	$16.221	$13.553	$12.251
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	14	17	15	19	18	16	14
Hartford Capital Appreciation HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$64.658	$49.251	$52.934	$43.339	$41.071	$40.658	$37.890	$27.243	$23.022	$25.985
Accumulation unit value at end of period	$78.828	$64.658	$49.251	$52.934	$43.339	$41.071	$40.658	$37.890	$27.243	$23.022
Number of accumulation units outstanding at end of period (in thousands)	-	75	86	96	114	157	134	101	86	64
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.369	$31.908	$34.727	$28.789	$27.625	$27.691	$26.130	$19.024	$16.278	$18.605
Accumulation unit value at end of period	$49.809	$41.369	$31.908	$34.727	$28.789	$27.625	$27.691	$26.130	$19.024	$16.278
Number of accumulation units outstanding at end of period (in thousands)	24	29	30	30	35	37	52	78	76	80
Hartford Disciplined Equity HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-38

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Dividend and Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.322	$8.804	$9.299	$7.856	$6.838	$6.918	$6.125	$4.643	$4.087	$4.034
Accumulation unit value at end of period	$12.202	$11.322	$8.804	$9.299	$7.856	$6.838	$6.918	$6.125	$4.643	$4.087
Number of accumulation units outstanding at end of period (in thousands)	1,227	1,441	1,717	2,016	2,403	3,489	1,584	1,398	1,221	998
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.020	$28.360	$30.333	$25.949	$22.870	$23.430	$21.002	$16.120	$14.370	$14.361
Accumulation unit value at end of period	$38.337	$36.020	$28.360	$30.333	$25.949	$22.870	$23.430	$21.002	$16.120	$14.370
Number of accumulation units outstanding at end of period (in thousands)	18	21	20	18	20	21	25	50	55	56
Hartford Healthcare HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$82.891	$61.882	$63.578	$52.002	$56.765	$50.141	$39.359	$25.921	$21.489	$19.799
Accumulation unit value at end of period	$102.038	$82.891	$61.882	$63.578	$52.002	$56.765	$50.141	$39.359	$25.921	$21.489
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$55.005	$41.580	$43.260	$35.827	$39.599	$35.419	$28.152	$18.773	$15.759	$14.702
Accumulation unit value at end of period	$66.870	$55.005	$41.580	$43.260	$35.827	$39.599	$35.419	$28.152	$18.773	$15.759
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	6	6	7	7	8	7	5
Hartford MidCap HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$62.786	$47.255	$51.056	$41.020	$36.632	$36.057	$32.375	$23.155	$19.386	$21.053
Accumulation unit value at end of period	$78.549	$62.786	$47.255	$51.056	$41.020	$36.632	$36.057	$32.375	$23.155	$19.386
Number of accumulation units outstanding at end of period (in thousands)	108	162	202	230	277	357	-	-	-	-

APP I-39

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$52.316	$39.871	$43.623	$35.487	$32.089	$31.982	$29.077	$21.058	$17.852	$19.631
Accumulation unit value at end of period	$64.638	$52.316	$39.871	$43.623	$35.487	$32.089	$31.982	$29.077	$21.058	$17.852
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	6	6	11	12	12	12
Hartford Small Company HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$7.890	$5.759	$6.014	$4.759	$4.664	$5.081	$4.746	$3.287	$2.842	$2.941
Accumulation unit value at end of period	$12.270	$7.890	$5.759	$6.014	$4.759	$4.664	$5.081	$4.746	$3.287	$2.842
Number of accumulation units outstanding at end of period (in thousands)	256	348	395	447	482	668	-	-	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.783	$30.883	$32.656	$26.167	$25.964	$28.644	$27.088	$18.998	$16.635	$17.430
Accumulation unit value at end of period	$64.174	$41.783	$30.883	$32.656	$26.167	$25.964	$28.644	$27.088	$18.998	$16.635
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	6	7	8	10	16	16	17
Hartford Stock HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$65.595	$49.988	$50.060	$41.770	$38.886	$37.849	$34.004	$25.713	$22.479	$22.728
Accumulation unit value at end of period	$73.517	$65.595	$49.988	$50.060	$41.770	$38.886	$37.849	$34.004	$25.713	$22.479
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.191	$22.525	$22.843	$19.299	$18.192	$17.929	$16.311	$12.489	$11.055	$11.318
Accumulation unit value at end of period	$32.310	$29.191	$22.525	$22.843	$19.299	$18.192	$17.929	$16.311	$12.489	$11.055
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	11	12	15	14	15	16	17

APP I-40

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$10.816	$10.058	$9.400
Accumulation unit value at end of period	$14.767	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$10.816	$10.058
Number of accumulation units outstanding at end of period (in thousands)	275	298	372	449	530	735	379	347	338	292
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.272	$16.721	$17.070	$16.436	$15.927	$16.223	$15.514	$15.926	$14.996	$14.192
Accumulation unit value at end of period	$19.675	$18.272	$16.721	$17.070	$16.436	$15.927	$16.223	$15.514	$15.926	$14.996
Number of accumulation units outstanding at end of period (in thousands)	26	32	31	29	28	31	40	49	53	50
Hartford Ultrashort Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.394	$13.027	$12.826	$12.698	$12.576	$12.561	$12.548	$12.548	$12.548	$12.548
Accumulation unit value at end of period	$13.587	$13.394	$13.027	$12.826	$12.698	$12.576	$12.561	$12.548	$12.548	$12.548
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	3	11	13	7	16	54	37
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.151	$9.998	$9.968	$9.992	$10.020	$10.134	$10.251	$10.380	$10.511	$10.643
Accumulation unit value at end of period	$10.170	$10.151	$9.998	$9.968	$9.992	$10.020	$10.134	$10.251	$10.380	$10.511
Number of accumulation units outstanding at end of period (in thousands)	10	6	6	6	6	7	7	9	10	11

APP I-41

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address

City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-3574 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven PremierSolutions Standard HV-3574
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: Empower Retirement, LLC, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2021
Date of Statement of Additional Information: May 1, 2021

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the under-lying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company incorporated in this Prospectus by reference from Form N-VPFS for the year ended December 31, 2020 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven (comprised of the sub-accounts listed in the Appendix to our report) as of December 31, 2020 and for each of the years or periods in the two years then ended presented therein, have been incorporated in this Prospectus by reference from Form N-VPFS in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included therein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2020, 2019, and 2018, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2020, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts any applicable Mortality and Expense Risk and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1 + T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate yield is YIELD = 2[(a - b/cd + 1)6 - 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A - B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2020 and for the period then ended, included in the Statement of Additional Information are incorporated by reference to the filing on N-VPFS, File No. 811-10559, on April 30, 2021.

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Mortality and Expense Risk and Administrative Charge payable by you. The tables show the classes of Accumulation Unit Values corresponding to all currently applicable Mortality and Expense Risk and Administrative Charges. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the Prospectus.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Global Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.761	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498	$10.195
Accumulation unit value at end of period	$14.411	$13.761	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.340	$12.459	$12.513	$12.193	$11.611	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.921	$13.340	$12.459	$12.513	$12.193	$11.611	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.163	$12.313	$12.385	$12.086	$11.527	$11.529	$10.837	$11.131	$10.452	$10.184
Accumulation unit value at end of period	$13.716	$13.163	$12.313	$12.385	$12.086	$11.527	$11.529	$10.837	$11.131	$10.452
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.989	$12.168	$12.258	$11.980	$11.443	$11.463	$10.790	$11.099	$10.438	$10.181
Accumulation unit value at end of period	$13.514	$12.989	$12.168	$12.258	$11.980	$11.443	$11.463	$10.790	$11.099	$10.438
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.760	$11.978	$12.090	$11.840	$11.331	$11.374	$10.728	$11.058	$10.419	$10.176
Accumulation unit value at end of period	$13.250	$12.760	$11.978	$12.090	$11.840	$11.331	$11.374	$10.728	$11.058	$10.419
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	1	2	2	2	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.536	$11.791	$11.925	$11.702	$11.221	$11.286	$10.666	$11.016	$10.401	$10.390
Accumulation unit value at end of period	$12.990	$12.536	$11.791	$11.925	$11.702	$11.221	$11.286	$10.666	$11.016	$10.401
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$10.167
Accumulation unit value at end of period	$12.736	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	5	1	-	-	-	-	-
AB High Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.697	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002	$10.291
Accumulation unit value at end of period	$17.184	$16.697	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	11	8	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.186	$14.285	$15.217	$14.148	$12.322	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.600	$16.186	$14.285	$15.217	$14.148	$12.322	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	21	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.972	$14.117	$15.061	$14.024	$12.232	$12.805	$12.466	$11.750	$9.958	$10.280
Accumulation unit value at end of period	$16.355	$15.972	$14.117	$15.061	$14.024	$12.232	$12.805	$12.466	$11.750	$9.958
Number of accumulation units outstanding at end of period (in thousands)	19	8	7	6	16	4	4	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.761	$13.952	$14.906	$13.901	$12.143	$12.731	$12.413	$11.717	$9.944	$10.277
Accumulation unit value at end of period	$16.115	$15.761	$13.952	$14.906	$13.901	$12.143	$12.731	$12.413	$11.717	$9.944
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.483	$13.733	$14.703	$13.739	$12.025	$12.632	$12.341	$11.673	$9.927	$10.272
Accumulation unit value at end of period	$15.799	$15.483	$13.733	$14.703	$13.739	$12.025	$12.632	$12.341	$11.673	$9.927
Number of accumulation units outstanding at end of period (in thousands)	1	3	1	6	14	4	3	3	2	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.211	$13.518	$14.502	$13.578	$11.908	$12.535	$12.270	$11.629	$9.909	$10.291
Accumulation unit value at end of period	$15.490	$15.211	$13.518	$14.502	$13.578	$11.908	$12.535	$12.270	$11.629	$9.909
Number of accumulation units outstanding at end of period (in thousands)	3	15	17	16	5	12	8	5	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$10.263
Accumulation unit value at end of period	$15.187	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891
Number of accumulation units outstanding at end of period (in thousands)	7	6	10	8	5	5	4	4	1	-
AllianzGI International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.162	$9.180	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712	$10.619
Accumulation unit value at end of period	$12.205	$11.162	$9.180	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.039	$9.940	$11.871	$9.700	$10.421	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.119	$12.039	$9.940	$11.871	$9.700	$10.421	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.676	$8.830	$10.559	$8.641	$9.298	$10.794	$11.493	$10.480	$8.673	$10.607
Accumulation unit value at end of period	$11.616	$10.676	$8.830	$10.559	$8.641	$9.298	$10.794	$11.493	$10.480	$8.673
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.535	$8.720	$10.451	$8.565	$9.230	$10.731	$11.443	$10.450	$8.662	$10.604
Accumulation unit value at end of period	$11.445	$10.535	$8.720	$10.451	$8.565	$9.230	$10.731	$11.443	$10.450	$8.662
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	4	4	4	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.349	$8.590	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$8.646	$10.599
Accumulation unit value at end of period	$11.221	$10.349	$8.590	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$8.646
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.167	$8.450	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$8.631	$9.977
Accumulation unit value at end of period	$11.002	$10.167	$8.450	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$8.631
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.988	$8.320	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$10.590
Accumulation unit value at end of period	$10.786	$9.988	$8.320	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$47.886	$38.680	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168	$19.523
Accumulation unit value at end of period	$48.283	$47.886	$38.680	$40.558	$35.873	$30.095	$29.991	$26.763	$22.434	$20.168
Number of accumulation units outstanding at end of period (in thousands)	-	566	622	682	720	773	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.342	$19.730	$20.761	$18.427	$15.513	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.458	$24.342	$19.730	$20.761	$18.427	$15.513	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	42	43	47	72	88	119	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$45.762	$37.150	$39.149	$34.800	$29.340	$29.386	$26.355	$22.202	$20.060	$19.515
Accumulation unit value at end of period	$45.911	$45.762	$37.150	$39.149	$34.800	$29.340	$29.386	$26.355	$22.202	$20.060
Number of accumulation units outstanding at end of period (in thousands)	10	11	17	20	54	53	64	156	928	916
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.117	$29.360	$30.991	$27.589	$23.296	$23.367	$20.988	$17.708	$16.023	$15.611
Accumulation unit value at end of period	$36.180	$36.117	$29.360	$30.991	$27.589	$23.296	$23.367	$20.988	$17.708	$16.023
Number of accumulation units outstanding at end of period (in thousands)	17	17	17	32	31	30	28	28	26	6
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$39.424	$32.120	$33.964	$30.297	$25.633	$25.763	$23.186	$19.601	$17.772	$17.350
Accumulation unit value at end of period	$39.414	$39.424	$32.120	$33.964	$30.297	$25.633	$25.763	$23.186	$19.601	$17.772
Number of accumulation units outstanding at end of period (in thousands)	18	20	21	32	35	35	28	30	60	55
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.758	$16.950	$17.956	$16.048	$13.605	$13.702	$12.356	$10.467	$9.509	$9.371
Accumulation unit value at end of period	$20.712	$20.758	$16.950	$17.956	$16.048	$13.605	$13.702	$12.356	$10.467	$9.509
Number of accumulation units outstanding at end of period (in thousands)	12	13	20	22	21	18	43	47	27	21

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.444	$26.540	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802
Accumulation unit value at end of period	$32.306	$32.444	$26.540	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101
Number of accumulation units outstanding at end of period (in thousands)	20	21	27	28	28	28	33	32	43	44
Ave Maria Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658	$12.590
Accumulation unit value at end of period	$45.421	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658
Number of accumulation units outstanding at end of period (in thousands)	-	2	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.073	$27.137	$27.732	$21.850	$19.565	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.730	$37.073	$27.137	$27.732	$21.850	$19.565	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541	$12.537
Accumulation unit value at end of period	$43.024	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.994	$26.426	$27.088	$21.407	$19.225	$19.888	$18.621	$14.253	$12.507	$12.521
Accumulation unit value at end of period	$42.330	$35.994	$26.426	$27.088	$21.407	$19.225	$19.888	$18.621	$14.253	$12.507
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461	$12.500
Accumulation unit value at end of period	$41.422	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	5	-	-	-	-

APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415	$12.892
Accumulation unit value at end of period	$40.533	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	2	6	5	4	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458
Accumulation unit value at end of period	$39.664	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	8	8	7	6	4	3
Ave Maria Rising Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002	$11.470
Accumulation unit value at end of period	$32.776	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002
Number of accumulation units outstanding at end of period (in thousands)	19	19	18	18	17	15	16	30	19	31
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.747	$23.398	$24.665	$21.187	$18.435	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.556	$29.747	$23.398	$24.665	$21.187	$18.435	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891	$11.422
Accumulation unit value at end of period	$31.047	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	8	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.881	$22.785	$24.092	$20.757	$18.115	$19.374	$17.844	$13.418	$11.858	$11.407
Accumulation unit value at end of period	$30.546	$28.881	$22.785	$24.092	$20.757	$18.115	$19.374	$17.844	$13.418	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	37	34	15	-	-	-

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815	$11.388
Accumulation unit value at end of period	$29.890	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	8	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771	$12.067
Accumulation unit value at end of period	$29.249	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771
Number of accumulation units outstanding at end of period (in thousands)	10	9	15	29	26	26	26	33	14	6
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350
Accumulation unit value at end of period	$28.621	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	10	8	7	5	3	5	4
Ave Maria Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939	$11.787
Accumulation unit value at end of period	$13.457	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.480	$10.391	$11.428	$9.741	$8.395	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.202	$12.480	$10.391	$11.428	$9.741	$8.395	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829	$11.737
Accumulation unit value at end of period	$13.094	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	10	-	-	-	-	-
APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.314	$10.284	$11.344	$9.699	$8.383	$13.976	$15.290	$12.168	$11.797	$11.722
Accumulation unit value at end of period	$12.987	$12.314	$10.284	$11.344	$9.699	$8.383	$13.976	$15.290	$12.168	$11.797
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753	$11.702
Accumulation unit value at end of period	$12.846	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	9	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710	$12.511
Accumulation unit value at end of period	$12.707	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	6	5	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663
Accumulation unit value at end of period	$12.569	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-	-
BlackRock LifePath® Dynamic 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.456	$14.650	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$10.000	$-
Accumulation unit value at end of period	$19.656	$17.456	$14.650	$15.399	$13.365	$12.544	$12.823	$12.218	$10.956	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.976	$14.300	$15.081	$13.135	$12.371	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.049	$16.976	$14.300	$15.081	$13.135	$12.371	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.774	$14.150	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$10.000	$-
Accumulation unit value at end of period	$18.795	$16.774	$14.150	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	-	4	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.575	$14.000	$14.814	$12.941	$12.225	$12.578	$12.063	$10.887	$10.000	$-
Accumulation unit value at end of period	$18.543	$16.575	$14.000	$14.814	$12.941	$12.225	$12.578	$12.063	$10.887	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.313	$13.810	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$10.000	$-
Accumulation unit value at end of period	$18.214	$16.313	$13.810	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	6	6	4	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.055	$13.620	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$10.000	$-
Accumulation unit value at end of period	$17.890	$16.055	$13.620	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	15	14	4	2	30	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.801	$13.430	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-
Accumulation unit value at end of period	$17.572	$15.801	$13.430	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	11	3	3	2	12	10	8	4	-	-
BlackRock LifePath® Dynamic 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.306	$15.650	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$10.000	$-
Accumulation unit value at end of period	$21.922	$19.306	$15.650	$16.771	$14.059	$13.094	$13.416	$12.756	$11.085	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.775	$15.270	$16.425	$13.817	$12.913	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.245	$18.775	$15.270	$16.425	$13.817	$12.913	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.552	$15.110	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$10.000	$-
Accumulation unit value at end of period	$20.961	$18.552	$15.110	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.332	$14.960	$16.134	$13.613	$12.760	$13.159	$12.594	$11.015	$10.000	$-
Accumulation unit value at end of period	$20.681	$18.332	$14.960	$16.134	$13.613	$12.760	$13.159	$12.594	$11.015	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.042	$14.750	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$10.000	$-
Accumulation unit value at end of period	$20.313	$18.042	$14.750	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	4	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.757	$14.550	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$10.000	$-
Accumulation unit value at end of period	$19.952	$17.757	$14.550	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	2	7	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.476	$14.340	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-
Accumulation unit value at end of period	$19.598	$17.476	$14.340	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-
Number of accumulation units outstanding at end of period (in thousands)	25	23	20	8	9	12	6	1	-	-

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock LifePath® Dynamic 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.648	$16.380	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$10.000	$-
Accumulation unit value at end of period	$23.545	$20.648	$16.380	$17.892	$14.659	$13.586	$13.951	$13.240	$11.204	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.081	$15.990	$17.522	$14.407	$13.399	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.818	$20.081	$15.990	$17.522	$14.407	$13.399	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.842	$15.820	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$10.000	$-
Accumulation unit value at end of period	$22.513	$19.842	$15.820	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.606	$15.660	$17.212	$14.194	$13.240	$13.685	$13.072	$11.134	$10.000	$-
Accumulation unit value at end of period	$22.212	$19.606	$15.660	$17.212	$14.194	$13.240	$13.685	$13.072	$11.134	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.296	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$10.000	$-
Accumulation unit value at end of period	$21.818	$19.296	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.991	$15.230	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$10.000	$-
Accumulation unit value at end of period	$21.430	$18.991	$15.230	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$-
Number of accumulation units outstanding at end of period (in thousands)	5	7	5	3	4	1	4	-	-	-

APP I-12

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.691	$15.020	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-
Accumulation unit value at end of period	$21.049	$18.691	$15.020	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	6	3	3	4	2	-	-	-
BlackRock LifePath® Dynamic 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.257	$16.850	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$10.000	$-
Accumulation unit value at end of period	$24.483	$21.257	$16.850	$18.446	$15.090	$13.986	$14.371	$13.609	$11.274	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.673	$16.450	$18.065	$14.830	$13.793	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.726	$20.673	$16.450	$18.065	$14.830	$13.793	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.427	$16.280	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$10.000	$-
Accumulation unit value at end of period	$23.409	$20.427	$16.280	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.184	$16.110	$17.745	$14.611	$13.630	$14.096	$13.436	$11.204	$10.000	$-
Accumulation unit value at end of period	$23.097	$20.184	$16.110	$17.745	$14.611	$13.630	$14.096	$13.436	$11.204	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.865	$15.890	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$10.000	$-
Accumulation unit value at end of period	$22.686	$19.865	$15.890	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	3	2	1	-	-	-

APP I-13

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.551	$15.670	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$10.000	$-
Accumulation unit value at end of period	$22.283	$19.551	$15.670	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$-
Number of accumulation units outstanding at end of period (in thousands)	13	9	5	4	3	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.242	$15.450	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-
Accumulation unit value at end of period	$21.887	$19.242	$15.450	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-
Number of accumulation units outstanding at end of period (in thousands)	14	9	5	2	2	2	-	-	-	-
BNY Mellon Insight Core Plus Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.108	$10.050	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.108	$11.108	$10.050	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	72	49	53	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.087	$10.050	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.067	$11.087	$10.050	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.066	$10.040	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.025	$11.066	$10.040	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-

APP I-14

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.037	$10.040	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.971	$11.037	$10.040	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	10	9	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.009	$10.030	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.916	$11.009	$10.030	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.981	$10.030	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.862	$10.981	$10.030	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	-	-	-	-	-	-	-
Calamos Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$10.000	$-
Accumulation unit value at end of period	$28.806	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.460	$15.129	$17.961	$13.409	$13.595	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.916	$19.460	$15.129	$17.961	$13.409	$13.595	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$10.000	$-
Accumulation unit value at end of period	$27.544	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-15

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.001	$14.816	$17.643	$13.211	$13.434	$12.880	$12.881	$10.846	$10.000	$-
Accumulation unit value at end of period	$27.176	$19.001	$14.816	$17.643	$13.211	$13.434	$12.880	$12.881	$10.846	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$10.000	$-
Accumulation unit value at end of period	$26.693	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$10.000	$-
Accumulation unit value at end of period	$26.218	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-
Accumulation unit value at end of period	$25.752	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calamos International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.251	$11.020	$13.962	$10.031	$10.690	$10.400	$11.110	$10.000	$-	$-
Accumulation unit value at end of period	$20.604	$14.251	$11.020	$13.962	$10.031	$10.690	$10.400	$11.110	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.908	$10.793	$13.722	$9.894	$10.580	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.038	$13.908	$10.793	$13.722	$9.894	$10.580	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-16

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.764	$10.697	$13.621	$9.835	$10.533	$10.299	$11.057	$10.000	$-	$-
Accumulation unit value at end of period	$19.801	$13.764	$10.697	$13.621	$9.835	$10.533	$10.299	$11.057	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.621	$10.602	$13.520	$9.777	$10.487	$10.269	$11.041	$10.000	$-	$-
Accumulation unit value at end of period	$19.566	$13.621	$10.602	$13.520	$9.777	$10.487	$10.269	$11.041	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.433	$10.476	$13.387	$9.700	$10.425	$10.229	$11.020	$10.000	$-	$-
Accumulation unit value at end of period	$19.257	$13.433	$10.476	$13.387	$9.700	$10.425	$10.229	$11.020	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.247	$10.352	$13.255	$9.624	$10.363	$10.189	$10.999	$10.000	$-	$-
Accumulation unit value at end of period	$18.953	$13.247	$10.352	$13.255	$9.624	$10.363	$10.189	$10.999	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.064	$10.230	$13.125	$9.548	$10.302	$10.149	$10.978	$10.000	$-	$-
Accumulation unit value at end of period	$18.654	$13.064	$10.230	$13.125	$9.548	$10.302	$10.149	$10.978	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	-	-	-	-
ClearBridge Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.142	$20.910	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779	$10.349
Accumulation unit value at end of period	$31.078	$27.142	$20.910	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-17

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.311	$20.340	$20.865	$17.519	$16.119	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.021	$26.311	$20.340	$20.865	$17.519	$16.119	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	6	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.963	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$11.186	$9.735	$10.338
Accumulation unit value at end of period	$29.579	$25.963	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$11.186	$9.735
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	1	7	8	5	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.619	$19.860	$20.439	$17.213	$15.884	$15.762	$14.327	$11.154	$9.722	$10.334
Accumulation unit value at end of period	$29.144	$25.619	$19.860	$20.439	$17.213	$15.884	$15.762	$14.327	$11.154	$9.722
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.168	$19.550	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$9.705	$10.330
Accumulation unit value at end of period	$28.573	$25.168	$19.550	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$9.705
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.725	$19.250	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$9.688	$9.805
Accumulation unit value at end of period	$28.014	$24.725	$19.250	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$9.688
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	7	7	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.289	$18.950	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$10.321
Accumulation unit value at end of period	$27.465	$24.289	$18.950	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	1	1	2	2	2	1	-
APP I-18

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ClearBridge Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.521	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.233	$13.117	$-
Accumulation unit value at end of period	$46.652	$32.521	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.233	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	40	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.597	$19.712	$18.990	$15.251	$14.472	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.162	$24.597	$19.712	$18.990	$15.251	$14.472	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	4	4	4	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.576	$24.540	$23.678	$19.044	$18.098	$19.113	$18.597	$12.885	$12.814	$-
Accumulation unit value at end of period	$43.643	$30.576	$24.540	$23.678	$19.044	$18.098	$19.113	$18.597	$12.885	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.327	$28.395	$27.439	$22.102	$21.035	$22.248	$21.680	$15.044	$14.976	$-
Accumulation unit value at end of period	$50.349	$35.327	$28.395	$27.439	$22.102	$21.035	$22.248	$21.680	$15.044	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.383	$27.691	$26.813	$21.641	$20.637	$21.871	$21.356	$14.848	$14.801	$-
Accumulation unit value at end of period	$48.905	$34.383	$27.691	$26.813	$21.641	$20.637	$21.871	$21.356	$14.848	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	2	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$28.571	$23.057	$22.370	$18.091	$17.287	$18.357	$17.960	$12.512	$12.489	$-
Accumulation unit value at end of period	$40.557	$28.571	$23.057	$22.370	$18.091	$17.287	$18.357	$17.960	$12.512	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-19

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.569	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$14.465	$14.457	$-
Accumulation unit value at end of period	$46.141	$32.569	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$14.465	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	5	3	3	2	2	-
Delaware Diversified Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$10.000	$-
Accumulation unit value at end of period	$14.248	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.533	$11.354	$11.655	$11.111	$10.767	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.808	$12.533	$11.354	$11.655	$11.111	$10.767	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$10.000	$-
Accumulation unit value at end of period	$13.623	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	21	29	4	4	4	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.237	$11.119	$11.448	$10.947	$10.639	$10.833	$10.373	$10.586	$10.000	$-
Accumulation unit value at end of period	$13.441	$12.237	$11.119	$11.448	$10.947	$10.639	$10.833	$10.373	$10.586	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$10.000	$-
Accumulation unit value at end of period	$13.203	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	-	-	-

APP I-20

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$10.000	$-
Accumulation unit value at end of period	$12.968	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	6	6	3	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-
Accumulation unit value at end of period	$12.737	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	-	5	-	4	6	-	-
Delaware Extended Duration Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$10.000	$-
Accumulation unit value at end of period	$19.079	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.206	$13.253	$14.481	$12.961	$12.129	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.490	$16.206	$13.253	$14.481	$12.961	$12.129	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$10.000	$-
Accumulation unit value at end of period	$18.243	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.823	$12.979	$14.224	$12.770	$11.985	$12.668	$11.000	$11.534	$10.000	$-
Accumulation unit value at end of period	$17.999	$15.823	$12.979	$14.224	$12.770	$11.985	$12.668	$11.000	$11.534	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-21

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$10.000	$-
Accumulation unit value at end of period	$17.679	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$10.000	$-
Accumulation unit value at end of period	$17.365	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-
Accumulation unit value at end of period	$17.057	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-
Domini Impact Equity Fund®
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$79.498	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090	$36.315
Accumulation unit value at end of period	$103.830	$79.498	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090
Number of accumulation units outstanding at end of period (in thousands)	-	20	29	29	26	22	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.835	$19.690	$21.732	$18.894	$17.045	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.627	$25.835	$19.690	$21.732	$18.894	$17.045	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.078	$19.142	$21.159	$18.424	$16.645	$18.040	$15.909	$12.035	$10.864	$11.963
Accumulation unit value at end of period	$32.593	$25.078	$19.142	$21.159	$18.424	$16.645	$18.040	$15.909	$12.035	$10.864
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-22

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.540	$18.760	$20.767	$18.110	$16.386	$17.786	$15.708	$11.901	$10.759	$11.860
Accumulation unit value at end of period	$31.846	$24.540	$18.760	$20.767	$18.110	$16.386	$17.786	$15.708	$11.901	$10.759
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.840	$18.261	$20.257	$17.700	$16.047	$17.453	$15.445	$11.725	$10.621	$11.723
Accumulation unit value at end of period	$30.877	$23.840	$18.261	$20.257	$17.700	$16.047	$17.453	$15.445	$11.725	$10.621
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	5	5	5	3	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.981	$18.406	$20.458	$17.911	$16.271	$17.733	$15.724	$11.960	$10.856	$11.548
Accumulation unit value at end of period	$30.997	$23.981	$18.406	$20.458	$17.911	$16.271	$17.733	$15.724	$11.960	$10.856
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$11.455
Accumulation unit value at end of period	$29.026	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	5	4	3	3	-	1	-
Eaton Vance Atlanta Capital SMID-Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$10.000	$-
Accumulation unit value at end of period	$33.536	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$-
Number of accumulation units outstanding at end of period (in thousands)	18	20	17	15	15	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.394	$21.996	$23.376	$18.854	$17.051	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.500	$29.394	$21.996	$23.376	$18.854	$17.051	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-23

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$10.000	$-
Accumulation unit value at end of period	$32.066	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	13	12	12	11	8	6	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.700	$21.541	$22.962	$18.575	$16.850	$15.495	$14.867	$11.025	$10.000	$-
Accumulation unit value at end of period	$31.638	$28.700	$21.541	$22.962	$18.575	$16.850	$15.495	$14.867	$11.025	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$10.000	$-
Accumulation unit value at end of period	$31.076	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	3	4	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$10.000	$-
Accumulation unit value at end of period	$30.523	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	2	-	3	2	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-
Accumulation unit value at end of period	$29.981	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	5	6	6	6	4	1	-
Federated Hermes Clover Small Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$10.000	$-
Accumulation unit value at end of period	$20.915	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-24

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.637	$15.629	$19.212	$17.192	$14.180	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.269	$18.637	$15.629	$19.212	$17.192	$14.180	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	4	3	3	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$10.000	$-
Accumulation unit value at end of period	$19.998	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.197	$15.305	$18.872	$16.938	$14.012	$15.090	$14.195	$10.866	$10.000	$-
Accumulation unit value at end of period	$19.731	$18.197	$15.305	$18.872	$16.938	$14.012	$15.090	$14.195	$10.866	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$10.000	$-
Accumulation unit value at end of period	$19.380	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$10.000	$-
Accumulation unit value at end of period	$19.036	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-
Accumulation unit value at end of period	$18.697	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-25

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Mutual Global Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.668	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	48	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	-	-	-	-	-	-	-	-	-
Accumulation unit value at end of period	$17.867	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	$39.000	$-	$-	$-	$-	$-	$-	$-	$-	$-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.506	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	131	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.200	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.770	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.316	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	78	-	-	-	-	-	-	-	-	-

APP I-26

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.941	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	85	-	-	-	-	-	-	-	-	-
Franklin Mutual Shares Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.416	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920	$15.191
Accumulation unit value at end of period	$29.972	$31.416	$25.570	$28.153	$26.018	$22.504	$23.466	$21.870	$17.121	$14.920
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.797	$13.719	$15.159	$14.058	$12.202	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.969	$16.797	$13.719	$15.159	$14.058	$12.202	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	57	62	77	84	100	127	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.730	$23.501	$26.005	$24.153	$20.995	$22.003	$20.609	$16.214	$14.201	$14.532
Accumulation unit value at end of period	$27.272	$28.730	$23.501	$26.005	$24.153	$20.995	$22.003	$20.609	$16.214	$14.201
Number of accumulation units outstanding at end of period (in thousands)	7	6	8	8	6	5	4	62	77	73
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.970	$22.913	$25.394	$23.620	$20.563	$21.582	$20.245	$15.952	$13.992	$14.340
Accumulation unit value at end of period	$26.511	$27.970	$22.913	$25.394	$23.620	$20.563	$21.582	$20.245	$15.952	$13.992
Number of accumulation units outstanding at end of period (in thousands)	17	18	20	24	26	32	34	34	36	37
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.006	$22.168	$24.617	$22.944	$20.014	$21.048	$19.784	$15.620	$13.728	$14.097
Accumulation unit value at end of period	$25.546	$27.006	$22.168	$24.617	$22.944	$20.014	$21.048	$19.784	$15.620	$13.728
Number of accumulation units outstanding at end of period (in thousands)	39	46	46	51	56	54	48	49	109	108

APP I-27

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.035	$12.366	$13.760	$12.850	$11.231	$11.835	$11.147	$8.818	$7.766	$8.123
Accumulation unit value at end of period	$14.194	$15.035	$12.366	$13.760	$12.850	$11.231	$11.835	$11.147	$8.818	$7.766
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	9	16	27	28	19	9
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.596
Accumulation unit value at end of period	$23.672	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187
Number of accumulation units outstanding at end of period (in thousands)	18	18	18	24	28	29	35	38	45	45
Franklin Mutual U.S. Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.259	$29.127	$33.268	$29.589	$24.566	$27.121	$26.925	$19.709	$17.043	$18.200
Accumulation unit value at end of period	$35.367	$36.259	$29.127	$33.268	$29.589	$24.566	$27.121	$26.925	$19.709	$17.043
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$34.060	$27.456	$31.471	$28.088	$23.401	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.106	$34.060	$27.456	$31.471	$28.088	$23.401	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	51	55	64	74	86	112	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$33.158	$26.770	$30.730	$27.468	$22.919	$25.430	$25.373	$18.666	$16.221	$17.410
Accumulation unit value at end of period	$32.182	$33.158	$26.770	$30.730	$27.468	$22.919	$25.430	$25.373	$18.666	$16.221
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	91	92	100
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$32.281	$26.101	$30.007	$26.862	$22.447	$24.944	$24.925	$18.364	$15.983	$17.180
Accumulation unit value at end of period	$31.283	$32.281	$26.101	$30.007	$26.862	$22.447	$24.944	$24.925	$18.364	$15.983
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-28

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.348	$25.397	$29.257	$26.243	$21.973	$24.466	$24.497	$18.084	$15.771	$16.986
Accumulation unit value at end of period	$30.318	$31.348	$25.397	$29.257	$26.243	$21.973	$24.466	$24.497	$18.084	$15.771
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.998	$23.587	$27.282	$24.568	$20.653	$23.089	$23.211	$17.203	$15.063	$16.289
Accumulation unit value at end of period	$27.933	$28.998	$23.587	$27.282	$24.568	$20.653	$23.089	$23.211	$17.203	$15.063
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	1
Franklin Small-Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.544	$20.897	$21.905	$18.024	$17.277	$17.626	$16.391	$11.828	$10.677	$11.226
Accumulation unit value at end of period	$42.958	$27.544	$20.897	$21.905	$18.024	$17.277	$17.626	$16.391	$11.828	$10.677
Number of accumulation units outstanding at end of period (in thousands)	72	127	154	155	192	240	-	-	7	6
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.625	$14.941	$15.717	$12.978	$12.483	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.500	$19.625	$14.941	$15.717	$12.978	$12.483	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	17	17	20	27	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.387	$16.307	$17.180	$14.207	$13.686	$14.032	$13.115	$9.511	$8.629	$9.118
Accumulation unit value at end of period	$33.189	$21.387	$16.307	$17.180	$14.207	$13.686	$14.032	$13.115	$9.511	$8.629
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	4	4	43	424	454
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.991	$27.483	$28.998	$24.016	$23.169	$23.791	$22.269	$16.174	$14.695	$15.552
Accumulation unit value at end of period	$55.767	$35.991	$27.483	$28.998	$24.016	$23.169	$23.791	$22.269	$16.174	$14.695
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	6	5	6	7	7	6	7

APP I-29

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.093	$26.086	$27.579	$22.887	$22.124	$22.764	$21.350	$15.537	$14.145	$15.000
Accumulation unit value at end of period	$52.722	$34.093	$26.086	$27.579	$22.887	$22.124	$22.764	$21.350	$15.537	$14.145
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	10	10	9	8	8	64	65
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.263	$16.302	$17.270	$14.360	$13.909	$14.340	$13.476	$9.827	$8.964	$9.709
Accumulation unit value at end of period	$32.816	$21.263	$16.302	$17.270	$14.360	$13.909	$14.340	$13.476	$9.827	$8.964
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.330	$24.836	$26.363	$21.965	$21.318	$22.022	$20.737	$15.152	$13.849	$14.745
Accumulation unit value at end of period	$49.795	$32.330	$24.836	$26.363	$21.965	$21.318	$22.022	$20.737	$15.152	$13.849
Number of accumulation units outstanding at end of period (in thousands)	6	10	10	9	10	11	14	14	14	14
Goldman Sachs Absolute Return Tracker
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.604	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521	$10.171
Accumulation unit value at end of period	$13.020	$12.604	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.218	$11.110	$11.470	$10.765	$10.341	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.577	$12.218	$11.110	$11.470	$10.765	$10.341	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.056	$10.979	$11.352	$10.670	$10.265	$10.577	$10.359	$9.649	$9.478	$10.160
Accumulation unit value at end of period	$12.392	$12.056	$10.979	$11.352	$10.670	$10.265	$10.577	$10.359	$9.649	$9.478
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-30

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.896	$10.850	$11.236	$10.576	$10.190	$10.515	$10.315	$9.621	$9.466	$10.157
Accumulation unit value at end of period	$12.210	$11.896	$10.850	$11.236	$10.576	$10.190	$10.515	$10.315	$9.621	$9.466
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.687	$10.680	$11.082	$10.452	$10.091	$10.434	$10.255	$9.585	$9.449	$10.152
Accumulation unit value at end of period	$11.971	$11.687	$10.680	$11.082	$10.452	$10.091	$10.434	$10.255	$9.585	$9.449
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.481	$10.513	$10.931	$10.330	$9.993	$10.353	$10.196	$9.549	$9.432	$9.834
Accumulation unit value at end of period	$11.736	$11.481	$10.513	$10.931	$10.330	$9.993	$10.353	$10.196	$9.549	$9.432
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$10.143
Accumulation unit value at end of period	$11.506	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539	$50.582
Accumulation unit value at end of period	$110.730	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539
Number of accumulation units outstanding at end of period (in thousands)	8	10	10	12	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$40.764	$31.101	$35.003	$31.741	$28.226	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.017	$40.764	$31.101	$35.003	$31.741	$28.226	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	8	38	48	-	-	-	-

APP I-31

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601	$20.516
Accumulation unit value at end of period	$42.796	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601
Number of accumulation units outstanding at end of period (in thousands)	10	9	10	12	12	12	4	6	14	23
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.953	$25.982	$29.331	$26.677	$23.794	$26.453	$23.511	$17.868	$15.237	$17.779
Accumulation unit value at end of period	$36.553	$33.953	$25.982	$29.331	$26.677	$23.794	$26.453	$23.511	$17.868	$15.237
Number of accumulation units outstanding at end of period (in thousands)	4	7	8	8	10	12	22	21	20	18
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010	$19.875
Accumulation unit value at end of period	$40.078	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010
Number of accumulation units outstanding at end of period (in thousands)	11	13	16	20	21	27	26	40	37	36
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541	$9.286
Accumulation unit value at end of period	$19.764	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	8	4	3	3	2	2	32
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$19.166
Accumulation unit value at end of period	$37.182	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	13	20	18	24	27	29	33
Goldman Sachs Satellite Strategies
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623	$10.625
Accumulation unit value at end of period	$14.729	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-32

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.806	$11.704	$13.107	$11.509	$10.902	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.228	$13.806	$11.704	$13.107	$11.509	$10.902	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.624	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.090	$9.580	$10.613
Accumulation unit value at end of period	$14.018	$13.624	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.090	$9.580
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.443	$11.430	$12.840	$11.308	$10.743	$11.175	$11.280	$11.059	$9.567	$10.610
Accumulation unit value at end of period	$13.812	$13.443	$11.430	$12.840	$11.308	$10.743	$11.175	$11.280	$11.059	$9.567
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.206	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$9.550	$10.605
Accumulation unit value at end of period	$13.541	$13.206	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$9.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.974	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$9.533	$10.413
Accumulation unit value at end of period	$13.276	$12.974	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$9.533
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$10.596
Accumulation unit value at end of period	$13.016	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-33

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford AARP Balanced Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.306	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.674	$10.306	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-34

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.643	$10.297	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.599	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.808	$10.599	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.592	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.750	$10.592	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-35

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.587	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.716	$10.587	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.683	$10.583	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	-	-	-	-	-	-	-	-
Invesco American Franchise Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$10.292	$-
Accumulation unit value at end of period	$38.820	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.484	$19.467	$20.303	$16.029	$15.768	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.522	$26.484	$19.467	$20.303	$16.029	$15.768	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	10	11	11	17	20	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$10.239	$-
Accumulation unit value at end of period	$36.979	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	1	1	29	1	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.800	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$9.983	$10.223	$-
Accumulation unit value at end of period	$36.445	$25.800	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$9.983	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	6	8	8	9	9	-	-

APP I-36

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$10.201	$-
Accumulation unit value at end of period	$35.744	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	6	6	6	6	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$10.180	$-
Accumulation unit value at end of period	$35.056	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	7	3	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$10.159	$-
Accumulation unit value at end of period	$34.382	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	9	9	7	6	5	-
Invesco Capital Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.979	$23.503	$24.993	$19.753	$20.226	$19.597	$17.031	$13.178	$11.591	$11.776
Accumulation unit value at end of period	$43.583	$31.979	$23.503	$24.993	$19.753	$20.226	$19.597	$17.031	$13.178	$11.591
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.735	$13.817	$14.745	$11.694	$12.017	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.444	$18.735	$13.817	$14.745	$11.694	$12.017	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	32	38	38	39	50	75	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.245	$21.601	$23.086	$18.337	$18.871	$18.375	$16.049	$12.480	$11.033	$11.265
Accumulation unit value at end of period	$39.658	$29.245	$21.601	$23.086	$18.337	$18.871	$18.375	$16.049	$12.480	$11.033
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	6	5	77	77	74

APP I-37

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.471	$21.062	$22.543	$17.933	$18.482	$18.024	$15.766	$12.278	$10.870	$11.116
Accumulation unit value at end of period	$38.551	$28.471	$21.062	$22.543	$17.933	$18.482	$18.024	$15.766	$12.278	$10.870
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	3	3	2	2	2	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.232	$20.185	$21.649	$17.256	$17.820	$17.413	$15.262	$11.910	$10.565	$10.826
Accumulation unit value at end of period	$36.800	$27.232	$20.185	$21.649	$17.256	$17.820	$17.413	$15.262	$11.910	$10.565
Number of accumulation units outstanding at end of period (in thousands)	5	6	5	4	4	4	4	3	52	56
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.576	$19.033	$20.496	$16.402	$17.006	$16.684	$14.682	$11.503	$10.245	$10.540
Accumulation unit value at end of period	$34.424	$25.576	$19.033	$20.496	$16.402	$17.006	$16.684	$14.682	$11.503	$10.245
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	6	6	5	12	12	10
Invesco Diversified Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.582	$18.830	$20.413	$18.859	$16.495	$16.202	$14.454	$11.209	$10.496	$-
Accumulation unit value at end of period	$23.630	$23.582	$18.830	$20.413	$18.859	$16.495	$16.202	$14.454	$11.209	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.398	$12.340	$13.423	$12.444	$10.923	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.376	$15.398	$12.340	$13.423	$12.444	$10.923	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	24	34	39	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.577	$18.120	$19.740	$18.328	$16.111	$15.904	$14.259	$11.113	$10.441	$-
Accumulation unit value at end of period	$22.510	$22.577	$18.120	$19.740	$18.328	$16.111	$15.904	$14.259	$11.113	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	21	21	-
APP I-38

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.283	$17.910	$19.542	$18.171	$15.998	$15.816	$14.201	$11.085	$10.425	$-
Accumulation unit value at end of period	$22.184	$22.283	$17.910	$19.542	$18.171	$15.998	$15.816	$14.201	$11.085	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	7	7	6	5	5	2	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.898	$17.640	$19.282	$17.965	$15.847	$15.699	$14.125	$11.047	$10.403	$-
Accumulation unit value at end of period	$21.757	$21.898	$17.640	$19.282	$17.965	$15.847	$15.699	$14.125	$11.047	$-
Number of accumulation units outstanding at end of period (in thousands)	9	10	8	8	6	4	4	3	23	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.148	$17.100	$18.771	$17.559	$15.551	$15.467	$13.972	$10.971	$10.360	$-
Accumulation unit value at end of period	$20.928	$21.148	$17.100	$18.771	$17.559	$15.551	$15.467	$13.972	$10.971	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	1	1	1	2	2	1	-
Invesco Dividend Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-39

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Equity and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.699	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238	$16.441
Accumulation unit value at end of period	$37.060	$33.699	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238
Number of accumulation units outstanding at end of period (in thousands)	41	49	44	47	42	48	10	17	11	11
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.656	$26.456	$29.386	$26.594	$23.240	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.691	$31.656	$26.456	$29.386	$26.594	$23.240	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	170	183	205	232	267	300	-	-	-	-

APP I-40

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456	$15.727
Accumulation unit value at end of period	$33.723	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456
Number of accumulation units outstanding at end of period (in thousands)	16	13	43	47	50	88	55	251	318	323
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.003	$25.150	$28.020	$25.434	$22.292	$22.978	$21.204	$17.079	$15.229	$15.519
Accumulation unit value at end of period	$32.782	$30.003	$25.150	$28.020	$25.434	$22.292	$22.978	$21.204	$17.079	$15.229
Number of accumulation units outstanding at end of period (in thousands)	51	61	63	80	82	68	56	59	59	63
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.215	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068	$15.386
Accumulation unit value at end of period	$31.856	$29.215	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068
Number of accumulation units outstanding at end of period (in thousands)	30	30	28	40	43	59	58	77	204	223
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.112	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492	$9.829
Accumulation unit value at end of period	$19.710	$18.112	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492
Number of accumulation units outstanding at end of period (in thousands)	11	12	12	11	24	22	23	35	26	28
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Accumulation unit value at end of period	$29.272	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352
Number of accumulation units outstanding at end of period (in thousands)	34	38	40	44	58	64	86	93	109	99
Invesco Global Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$190.280	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539	$82.731
Accumulation unit value at end of period	$242.830	$190.280	$144.620	$167.300	$122.800	$122.610	$118.018	$115.632	$91.212	$75.539
Number of accumulation units outstanding at end of period (in thousands)	9	10	10	9	9	13	12	12	12	6

APP I-41

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.167	$16.908	$19.629	$14.457	$14.485	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.191	$22.167	$16.908	$19.629	$14.457	$14.485	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	61	74	82	95	109	163	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$38.337	$29.285	$34.049	$25.116	$25.202	$24.380	$24.007	$19.032	$15.840	$17.436
Accumulation unit value at end of period	$48.682	$38.337	$29.285	$34.049	$25.116	$25.202	$24.380	$24.007	$19.032	$15.840
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	3	16	20	20	102	87	91
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.323	$28.553	$33.248	$24.562	$24.683	$23.914	$23.583	$18.724	$15.607	$17.205
Accumulation unit value at end of period	$47.323	$37.323	$28.553	$33.248	$24.562	$24.683	$23.914	$23.583	$18.724	$15.607
Number of accumulation units outstanding at end of period (in thousands)	10	18	16	18	19	26	29	31	32	9
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.215	$27.761	$32.391	$23.977	$24.143	$23.437	$23.159	$18.424	$15.388	$16.998
Accumulation unit value at end of period	$45.826	$36.215	$27.761	$32.391	$23.977	$24.143	$23.437	$23.159	$18.424	$15.388
Number of accumulation units outstanding at end of period (in thousands)	10	11	11	21	23	23	16	20	60	65
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.693	$14.358	$16.786	$12.450	$12.561	$12.219	$12.098	$9.644	$8.071	$9.183
Accumulation unit value at end of period	$23.606	$18.693	$14.358	$16.786	$12.450	$12.561	$12.219	$12.098	$9.644	$8.071
Number of accumulation units outstanding at end of period (in thousands)	14	15	13	12	14	9	11	10	8	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.313
Accumulation unit value at end of period	$42.256	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710
Number of accumulation units outstanding at end of period (in thousands)	11	13	13	15	20	20	29	33	31	31

APP I-42

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Gold & Special Minerals Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.116	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809	$19.929
Accumulation unit value at end of period	$13.769	$10.116	$6.912	$7.958	$6.791	$4.566	$5.940	$7.020	$13.455	$14.809
Number of accumulation units outstanding at end of period (in thousands)	8	8	10	12	-	-	-	9	8	6
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.096	$5.550	$6.413	$5.492	$3.705	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.980	$8.096	$5.550	$6.413	$5.492	$3.705	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	14	15	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.499	$6.522	$7.547	$6.472	$4.373	$5.718	$6.792	$13.084	$14.472	$19.573
Accumulation unit value at end of period	$12.863	$9.499	$6.522	$7.547	$6.472	$4.373	$5.718	$6.792	$13.084	$14.472
Number of accumulation units outstanding at end of period (in thousands)	44	38	44	47	48	36	25	26	15	11
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.288	$9.825	$11.387	$9.780	$6.618	$8.666	$10.309	$19.889	$22.032	$29.843
Accumulation unit value at end of period	$19.321	$14.288	$9.825	$11.387	$9.780	$6.618	$8.666	$10.309	$19.889	$22.032
Number of accumulation units outstanding at end of period (in thousands)	5	6	9	8	8	7	13	9	8	7
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.906	$9.581	$11.127	$9.575	$6.493	$8.519	$10.155	$19.630	$21.789	$29.573
Accumulation unit value at end of period	$18.767	$13.906	$9.581	$11.127	$9.575	$6.493	$8.519	$10.155	$19.630	$21.789
Number of accumulation units outstanding at end of period (in thousands)	9	39	35	42	44	58	32	21	20	18
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.862	$6.118	$7.120	$6.139	$4.171	$5.484	$6.550	$12.686	$14.110	$18.035
Accumulation unit value at end of period	$11.936	$8.862	$6.118	$7.120	$6.139	$4.171	$5.484	$6.550	$12.686	$14.110
Number of accumulation units outstanding at end of period (in thousands)	27	27	37	36	42	33	35	23	25	22

APP I-43

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040
Accumulation unit value at end of period	$17.706	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311
Number of accumulation units outstanding at end of period (in thousands)	30	29	41	36	52	53	39	33	29	30
Invesco Intermediate Bond Factor Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.577	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.368	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.279	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.075	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-44

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.846	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Invesco International Diversified Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$10.000	$-
Accumulation unit value at end of period	$23.862	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.248	$15.502	$18.219	$13.808	$13.770	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.125	$19.248	$15.502	$18.219	$13.808	$13.770	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$10.000	$-
Accumulation unit value at end of period	$22.816	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	2	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.794	$15.181	$17.896	$13.604	$13.607	$13.605	$14.608	$11.817	$10.000	$-
Accumulation unit value at end of period	$22.512	$18.794	$15.181	$17.896	$13.604	$13.607	$13.605	$14.608	$11.817	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$10.000	$-
Accumulation unit value at end of period	$22.111	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-

APP I-45

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$10.000	$-
Accumulation unit value at end of period	$21.718	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	-	3	2	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-
Accumulation unit value at end of period	$21.332	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-
Invesco Rising Dividends Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.864	$15.332	$16.402	$14.047	$13.438	$13.530	$12.196	$10.000	$-	$-
Accumulation unit value at end of period	$22.514	$19.864	$15.332	$16.402	$14.047	$13.438	$13.530	$12.196	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.387	$15.016	$16.120	$13.854	$13.300	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.896	$19.387	$15.016	$16.120	$13.854	$13.300	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.186	$14.882	$16.001	$13.772	$13.241	$13.398	$12.139	$10.000	$-	$-
Accumulation unit value at end of period	$21.637	$19.186	$14.882	$16.001	$13.772	$13.241	$13.398	$12.139	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.987	$14.750	$15.883	$13.691	$13.183	$13.359	$12.121	$10.000	$-	$-
Accumulation unit value at end of period	$21.380	$18.987	$14.750	$15.883	$13.691	$13.183	$13.359	$12.121	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-46

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.725	$14.575	$15.727	$13.583	$13.105	$13.307	$12.098	$10.000	$-	$-
Accumulation unit value at end of period	$21.043	$18.725	$14.575	$15.727	$13.583	$13.105	$13.307	$12.098	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.466	$14.403	$15.572	$13.476	$13.028	$13.255	$12.075	$10.000	$-	$-
Accumulation unit value at end of period	$20.711	$18.466	$14.403	$15.572	$13.476	$13.028	$13.255	$12.075	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.211	$14.232	$15.418	$13.370	$12.951	$13.203	$12.052	$10.000	$-	$-
Accumulation unit value at end of period	$20.384	$18.211	$14.232	$15.418	$13.370	$12.951	$13.203	$12.052	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	1	-	-	-	-
Invesco Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.947	$26.497	$29.128	$23.313	$20.948	$21.338	$19.817	$14.164	$11.969	$12.119
Accumulation unit value at end of period	$51.764	$32.947	$26.497	$29.128	$23.313	$20.948	$21.338	$19.817	$14.164	$11.969
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.348	$13.194	$14.555	$11.690	$10.541	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.596	$16.348	$13.194	$14.555	$11.690	$10.541	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	38	42	46	53	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.756	$24.859	$27.466	$22.092	$19.951	$20.423	$19.063	$13.693	$11.629	$11.834
Accumulation unit value at end of period	$48.082	$30.756	$24.859	$27.466	$22.092	$19.951	$20.423	$19.063	$13.693	$11.629
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	35	24	23

APP I-47

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.128	$24.388	$26.986	$21.739	$19.661	$20.157	$18.843	$13.555	$11.529	$11.750
Accumulation unit value at end of period	$47.029	$30.128	$24.388	$26.986	$21.739	$19.661	$20.157	$18.843	$13.555	$11.529
Number of accumulation units outstanding at end of period (in thousands)	4	6	7	7	6	6	6	6	6	6
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.311	$23.774	$26.359	$21.276	$19.281	$19.807	$18.552	$13.373	$11.397	$11.639
Accumulation unit value at end of period	$45.662	$29.311	$23.774	$26.359	$21.276	$19.281	$19.807	$18.552	$13.373	$11.397
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	8	7	5	4	4	37	25
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.741	$22.591	$25.148	$20.380	$18.543	$19.125	$17.986	$13.016	$11.138	$11.419
Accumulation unit value at end of period	$43.044	$27.741	$22.591	$25.148	$20.380	$18.543	$19.125	$17.986	$13.016	$11.138
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	2	4	3	3	2
Invesco Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.672	$10.819	$10.892	$8.083	$8.167	$7.655	$6.910	$5.538	$5.003	$5.171
Accumulation unit value at end of period	$21.430	$14.672	$10.819	$10.892	$8.083	$8.167	$7.655	$6.910	$5.538	$5.003
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.427	$21.037	$21.254	$15.825	$16.047	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.378	$28.427	$21.037	$21.254	$15.825	$16.047	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	9	12	11	8	11	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.507	$17.421	$17.628	$13.145	$13.349	$12.575	$11.408	$9.189	$8.343	$8.665
Accumulation unit value at end of period	$34.164	$23.507	$17.421	$17.628	$13.145	$13.349	$12.575	$11.408	$9.189	$8.343
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	1	3	13	13	17
APP I-48

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.756	$19.859	$20.125	$15.029	$15.286	$14.422	$13.102	$10.570	$9.611	$9.997
Accumulation unit value at end of period	$38.829	$26.756	$19.859	$20.125	$15.029	$15.286	$14.422	$13.102	$10.570	$9.611
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	3	3	3	3	3	2	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.012	$16.371	$16.623	$12.439	$12.676	$11.984	$10.909	$8.818	$8.034	$8.374
Accumulation unit value at end of period	$31.881	$22.012	$16.371	$16.623	$12.439	$12.676	$11.984	$10.909	$8.818	$8.034
Number of accumulation units outstanding at end of period (in thousands)	22	19	15	14	9	6	4	3	17	24
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.748	$18.443	$18.765	$14.070	$14.367	$13.609	$12.413	$10.054	$9.179	$9.896
Accumulation unit value at end of period	$35.772	$24.748	$18.443	$18.765	$14.070	$14.367	$13.609	$12.413	$10.054	$9.179
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.034	$17.946	$18.297	$13.746	$14.064	$13.349	$12.201	$9.902	$9.058	$9.479
Accumulation unit value at end of period	$34.670	$24.034	$17.946	$18.297	$13.746	$14.064	$13.349	$12.201	$9.902	$9.058
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	3	2	2	3	4	3	2
Janus Henderson Forty Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$58.746	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404	$17.700
Accumulation unit value at end of period	$81.419	$58.746	$43.099	$42.654	$33.040	$32.561	$29.007	$26.718	$20.283	$16.404
Number of accumulation units outstanding at end of period (in thousands)	8	8	10	13	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$33.625	$24.756	$24.586	$19.111	$18.900	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.440	$33.625	$24.756	$24.586	$19.111	$18.900	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	64	69	76	83	129	145	-	-	-	-

APP I-49

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$49.224	$36.295	$36.101	$28.103	$27.834	$24.921	$23.069	$17.600	$14.306	$15.513
Accumulation unit value at end of period	$67.883	$49.224	$36.295	$36.101	$28.103	$27.834	$24.921	$23.069	$17.600	$14.306
Number of accumulation units outstanding at end of period (in thousands)	37	36	38	36	32	45	48	168	242	235
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$52.304	$38.623	$38.475	$29.996	$29.754	$26.679	$24.734	$18.899	$15.384	$16.708
Accumulation unit value at end of period	$72.021	$52.304	$38.623	$38.475	$29.996	$29.754	$26.679	$24.734	$18.899	$15.384
Number of accumulation units outstanding at end of period (in thousands)	3	5	3	3	4	3	5	10	11	8
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$46.097	$34.108	$34.045	$26.596	$26.433	$23.749	$22.062	$16.891	$13.777	$14.993
Accumulation unit value at end of period	$63.348	$46.097	$34.108	$34.045	$26.596	$26.433	$23.749	$22.062	$16.891	$13.777
Number of accumulation units outstanding at end of period (in thousands)	17	17	17	20	21	13	12	31	58	60
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.454	$22.579	$22.583	$17.677	$17.604	$15.848	$14.751	$11.317	$9.249	$10.250
Accumulation unit value at end of period	$41.768	$30.454	$22.579	$22.583	$17.677	$17.604	$15.848	$14.751	$11.317	$9.249
Number of accumulation units outstanding at end of period (in thousands)	10	12	14	19	30	26	25	24	20	19
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842
Accumulation unit value at end of period	$64.312	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499
Number of accumulation units outstanding at end of period (in thousands)	19	18	18	22	27	23	28	26	35	29
Janus Henderson Global Research Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.624	$23.059	$24.856	$19.658	$19.343	$19.851	$18.556	$14.590	$12.204	$14.198
Accumulation unit value at end of period	$35.466	$29.624	$23.059	$24.856	$19.658	$19.343	$19.851	$18.556	$14.590	$12.204
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	7	5

APP I-50

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.631	$12.210	$13.207	$10.482	$10.350	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.648	$15.631	$12.210	$13.207	$10.482	$10.350	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	8	9	12	19	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.110	$21.991	$23.824	$18.935	$18.725	$19.314	$18.145	$14.337	$12.053	$14.093
Accumulation unit value at end of period	$33.486	$28.110	$21.991	$23.824	$18.935	$18.725	$19.314	$18.145	$14.337	$12.053
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	9	8	8
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.672	$21.680	$23.522	$18.724	$18.544	$19.155	$18.023	$14.262	$12.008	$14.062
Accumulation unit value at end of period	$32.914	$27.672	$21.680	$23.522	$18.724	$18.544	$19.155	$18.023	$14.262	$12.008
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	-	-	1	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.097	$21.273	$23.127	$18.446	$18.305	$18.946	$17.862	$14.163	$11.948	$14.020
Accumulation unit value at end of period	$32.166	$27.097	$21.273	$23.127	$18.446	$18.305	$18.946	$17.862	$14.163	$11.948
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	5	5	4	1	-	8	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.984	$20.480	$22.355	$17.901	$17.836	$18.535	$17.544	$13.967	$11.830	$13.936
Accumulation unit value at end of period	$30.721	$25.984	$20.480	$22.355	$17.901	$17.836	$18.535	$17.544	$13.967	$11.830
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	2	4	4	3	2
Janus Henderson Overseas Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.971	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145	$15.124
Accumulation unit value at end of period	$15.079	$12.971	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	11	-	-	-	-	171	137

APP I-51

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.503	$9.902	$11.773	$9.025	$9.758	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.484	$12.503	$9.902	$11.773	$9.025	$9.758	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	35	37	39	63	79	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.308	$9.762	$11.624	$8.924	$9.663	$10.650	$12.436	$11.175	$10.019	$15.012
Accumulation unit value at end of period	$14.236	$12.308	$9.762	$11.624	$8.924	$9.663	$10.650	$12.436	$11.175	$10.019
Number of accumulation units outstanding at end of period (in thousands)	28	28	35	36	38	43	44	162	189	211
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.115	$9.624	$11.477	$8.825	$9.569	$10.563	$12.353	$11.117	$9.982	$14.978
Accumulation unit value at end of period	$13.993	$12.115	$9.624	$11.477	$8.825	$9.569	$10.563	$12.353	$11.117	$9.982
Number of accumulation units outstanding at end of period (in thousands)	9	11	15	14	13	12	15	13	32	16
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.864	$9.443	$11.284	$8.693	$9.446	$10.447	$12.242	$11.039	$9.932	$14.934
Accumulation unit value at end of period	$13.675	$11.864	$9.443	$11.284	$8.693	$9.446	$10.447	$12.242	$11.039	$9.932
Number of accumulation units outstanding at end of period (in thousands)	27	24	24	19	16	15	19	12	80	113
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.617	$9.265	$11.094	$8.564	$9.324	$10.333	$12.133	$10.963	$9.883	$12.895
Accumulation unit value at end of period	$13.364	$11.617	$9.265	$11.094	$8.564	$9.324	$10.333	$12.133	$10.963	$9.883
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	16	16	15	27	27	17	27
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845
Accumulation unit value at end of period	$13.061	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834
Number of accumulation units outstanding at end of period (in thousands)	23	25	26	30	36	36	43	51	57	50

APP I-52

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
John Hancock New Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.368	$11.818	$13.809	$12.131	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.520	$14.368	$11.818	$13.809	$12.131	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.178	$11.703	$13.722	$12.097	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.212	$14.178	$11.703	$13.722	$12.097	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	18	19	23	26	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.098	$11.655	$13.686	$12.083	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.082	$14.098	$11.655	$13.686	$12.083	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.018	$11.606	$13.649	$12.069	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.952	$14.018	$11.606	$13.649	$12.069	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.912	$11.541	$13.600	$12.050	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.781	$13.912	$11.541	$13.600	$12.050	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	6	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.807	$11.477	$13.552	$12.031	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.611	$13.807	$11.477	$13.552	$12.031	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-53

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.703	$11.413	$13.504	$12.012	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.443	$13.703	$11.413	$13.504	$12.012	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	10	12	14	-	-	-	-	-
JPMorgan Large Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.455	$20.511	$20.501	$14.887	$15.216	$14.161	$12.799	$10.000	$-	$-
Accumulation unit value at end of period	$44.283	$28.455	$20.511	$20.501	$14.887	$15.216	$14.161	$12.799	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.771	$20.089	$20.149	$14.682	$15.059	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.068	$27.771	$20.089	$20.149	$14.682	$15.059	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.483	$19.910	$20.000	$14.596	$14.993	$14.024	$12.738	$10.000	$-	$-
Accumulation unit value at end of period	$42.558	$27.483	$19.910	$20.000	$14.596	$14.993	$14.024	$12.738	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.198	$19.733	$19.852	$14.509	$14.926	$13.983	$12.720	$10.000	$-	$-
Accumulation unit value at end of period	$42.053	$27.198	$19.733	$19.852	$14.509	$14.926	$13.983	$12.720	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.822	$19.499	$19.657	$14.395	$14.838	$13.928	$12.696	$10.000	$-	$-
Accumulation unit value at end of period	$41.390	$26.822	$19.499	$19.657	$14.395	$14.838	$13.928	$12.696	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-54

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.452	$19.269	$19.463	$14.282	$14.751	$13.874	$12.672	$10.000	$-	$-
Accumulation unit value at end of period	$40.737	$26.452	$19.269	$19.463	$14.282	$14.751	$13.874	$12.672	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	-	5	5	5	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.087	$19.041	$19.272	$14.169	$14.664	$13.820	$12.647	$10.000	$-	$-
Accumulation unit value at end of period	$40.094	$26.087	$19.041	$19.272	$14.169	$14.664	$13.820	$12.647	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733	$10.424
Accumulation unit value at end of period	$19.207	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733
Number of accumulation units outstanding at end of period (in thousands)	22	21	90	78	29	13	26	36	34	13
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.918	$14.700	$15.622	$13.785	$13.101	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.553	$16.918	$14.700	$15.622	$13.785	$13.101	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	57	56	54	52	50	44	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.694	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.018	$9.689	$10.413
Accumulation unit value at end of period	$18.280	$16.694	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.018	$9.689
Number of accumulation units outstanding at end of period (in thousands)	23	25	59	45	46	46	57	11	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.472	$14.356	$15.303	$13.543	$12.911	$13.124	$12.381	$10.987	$9.677	$10.410
Accumulation unit value at end of period	$18.011	$16.472	$14.356	$15.303	$13.543	$12.911	$13.124	$12.381	$10.987	$9.677
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	17	15	11	10	-	-	-

APP I-55

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.182	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$9.659	$10.405
Accumulation unit value at end of period	$17.658	$16.182	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$9.659
Number of accumulation units outstanding at end of period (in thousands)	42	44	49	57	50	51	47	18	14	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.897	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$9.642	$10.126
Accumulation unit value at end of period	$17.313	$15.897	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$9.642
Number of accumulation units outstanding at end of period (in thousands)	61	84	76	90	56	54	43	1	1	6
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$10.396
Accumulation unit value at end of period	$16.974	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625
Number of accumulation units outstanding at end of period (in thousands)	33	72	80	77	140	111	106	8	4	2
JPMorgan SmartRetirement® 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536	$10.457
Accumulation unit value at end of period	$20.600	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536
Number of accumulation units outstanding at end of period (in thousands)	28	23	43	43	40	37	32	14	13	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.913	$15.213	$16.383	$14.174	$13.434	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.899	$17.913	$15.213	$16.383	$14.174	$13.434	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	19	18	14	14	12	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.676	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$10.941	$9.493	$10.446
Accumulation unit value at end of period	$19.606	$17.676	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$10.941	$9.493
Number of accumulation units outstanding at end of period (in thousands)	51	37	44	41	29	24	19	4	-	-

APP I-56

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.442	$14.857	$16.048	$13.926	$13.238	$13.483	$12.666	$10.910	$9.481	$10.443
Accumulation unit value at end of period	$19.317	$17.442	$14.857	$16.048	$13.926	$13.238	$13.483	$12.666	$10.910	$9.481
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	8	7	6	6	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.135	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$9.464	$10.438
Accumulation unit value at end of period	$18.939	$17.135	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$9.464
Number of accumulation units outstanding at end of period (in thousands)	10	39	44	56	61	58	53	45	26	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.833	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$9.447	$10.075
Accumulation unit value at end of period	$18.568	$16.833	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$9.447
Number of accumulation units outstanding at end of period (in thousands)	37	61	65	50	42	44	44	10	4	20
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$10.429
Accumulation unit value at end of period	$18.205	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430
Number of accumulation units outstanding at end of period (in thousands)	147	167	147	160	151	144	142	60	48	8
JPMorgan SmartRetirement® 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367	$10.481
Accumulation unit value at end of period	$21.679	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367
Number of accumulation units outstanding at end of period (in thousands)	81	74	109	95	68	16	10	101	80	68
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.725	$15.608	$16.996	$14.373	$13.623	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.942	$18.725	$15.608	$16.996	$14.373	$13.623	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	57	52	47	44	40	-	-	-	-

APP I-57

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.477	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$10.845	$9.326	$10.470
Accumulation unit value at end of period	$20.634	$18.477	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$10.845	$9.326
Number of accumulation units outstanding at end of period (in thousands)	40	34	64	68	48	43	38	10	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.232	$15.243	$16.649	$14.122	$13.425	$13.725	$12.859	$10.815	$9.313	$10.467
Accumulation unit value at end of period	$20.330	$18.232	$15.243	$16.649	$14.122	$13.425	$13.725	$12.859	$10.815	$9.313
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	8	7	4	23	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.911	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$9.297	$10.462
Accumulation unit value at end of period	$19.932	$17.911	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$9.297
Number of accumulation units outstanding at end of period (in thousands)	58	71	68	74	65	76	68	13	5	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.595	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$9.280	$10.033
Accumulation unit value at end of period	$19.542	$17.595	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$9.280
Number of accumulation units outstanding at end of period (in thousands)	101	96	96	130	102	56	57	2	1	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$10.453
Accumulation unit value at end of period	$19.159	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264
Number of accumulation units outstanding at end of period (in thousands)	56	76	69	75	123	138	110	38	9	7
JPMorgan SmartRetirement® 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269	$10.502
Accumulation unit value at end of period	$22.740	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269
Number of accumulation units outstanding at end of period (in thousands)	26	27	49	40	38	56	45	15	10	-
APP I-58

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.343	$15.885	$17.523	$14.635	$13.835	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.966	$19.343	$15.885	$17.523	$14.635	$13.835	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	20	19	19	19	16	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.087	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$10.823	$9.228	$10.490
Accumulation unit value at end of period	$21.643	$19.087	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$10.823	$9.228
Number of accumulation units outstanding at end of period (in thousands)	18	16	40	25	18	15	14	10	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.834	$15.513	$17.165	$14.379	$13.634	$13.965	$13.067	$10.792	$9.215	$10.487
Accumulation unit value at end of period	$21.324	$18.834	$15.513	$17.165	$14.379	$13.634	$13.965	$13.067	$10.792	$9.215
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	11	9	6	5	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.502	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$9.199	$10.483
Accumulation unit value at end of period	$20.907	$18.502	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$9.199
Number of accumulation units outstanding at end of period (in thousands)	18	39	38	38	37	32	28	23	16	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.176	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$9.183	$9.994
Accumulation unit value at end of period	$20.497	$18.176	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$9.183
Number of accumulation units outstanding at end of period (in thousands)	56	58	57	46	27	33	22	2	1	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$10.474
Accumulation unit value at end of period	$20.096	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166
Number of accumulation units outstanding at end of period (in thousands)	49	78	67	65	69	51	45	9	8	5

APP I-59

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260	$10.503
Accumulation unit value at end of period	$23.489	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260
Number of accumulation units outstanding at end of period (in thousands)	27	22	100	92	66	53	26	57	47	34
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.849	$16.097	$17.898	$14.775	$13.918	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.690	$19.849	$16.097	$17.898	$14.775	$13.918	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	33	32	30	22	22	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.586	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$10.818	$9.219	$10.492
Accumulation unit value at end of period	$22.356	$19.586	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$10.818	$9.219
Number of accumulation units outstanding at end of period (in thousands)	24	21	47	43	29	25	15	10	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.327	$15.721	$17.533	$14.516	$13.715	$14.071	$13.159	$10.788	$9.206	$10.488
Accumulation unit value at end of period	$22.027	$19.327	$15.721	$17.533	$14.516	$13.715	$14.071	$13.159	$10.788	$9.206
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	5	6	2	3	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.986	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$9.190	$10.484
Accumulation unit value at end of period	$21.596	$18.986	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$9.190
Number of accumulation units outstanding at end of period (in thousands)	35	38	33	34	28	23	18	10	4	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.652	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$9.174	$9.992
Accumulation unit value at end of period	$21.173	$18.652	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$9.174
Number of accumulation units outstanding at end of period (in thousands)	40	35	32	32	63	18	22	2	1	5

APP I-60

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$10.475
Accumulation unit value at end of period	$20.758	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157
Number of accumulation units outstanding at end of period (in thousands)	41	62	86	99	95	63	37	7	1	1
JPMorgan SmartRetirement® 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255	$10.494
Accumulation unit value at end of period	$23.724	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255
Number of accumulation units outstanding at end of period (in thousands)	8	6	19	16	19	40	31	13	10	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.966	$16.095	$17.951	$14.795	$13.935	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.917	$19.966	$16.095	$17.951	$14.795	$13.935	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	16	14	12	10	8	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.701	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$10.830	$9.214	$10.483
Accumulation unit value at end of period	$22.580	$19.701	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$10.830	$9.214
Number of accumulation units outstanding at end of period (in thousands)	27	22	27	16	15	15	10	6	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.441	$15.718	$17.584	$14.536	$13.732	$14.074	$13.171	$10.800	$9.202	$10.479
Accumulation unit value at end of period	$22.247	$19.441	$15.718	$17.584	$14.536	$13.732	$14.074	$13.171	$10.800	$9.202
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	5	4	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.098	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$9.186	$10.475
Accumulation unit value at end of period	$21.812	$19.098	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$9.186
Number of accumulation units outstanding at end of period (in thousands)	13	40	32	34	32	28	23	8	4	-

APP I-61

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.762	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$9.169	$9.987
Accumulation unit value at end of period	$21.385	$18.762	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$9.169
Number of accumulation units outstanding at end of period (in thousands)	60	60	66	59	18	15	20	6	5	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$10.466
Accumulation unit value at end of period	$20.966	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153
Number of accumulation units outstanding at end of period (in thousands)	40	59	53	37	69	72	54	5	1	1
JPMorgan SmartRetirement® 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257	$10.496
Accumulation unit value at end of period	$23.684	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257
Number of accumulation units outstanding at end of period (in thousands)	26	21	31	27	23	20	11	86	71	54
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.944	$16.073	$17.930	$14.772	$13.923	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.879	$19.944	$16.073	$17.930	$14.772	$13.923	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	14	12	12	10	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.680	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$10.821	$9.216	$10.485
Accumulation unit value at end of period	$22.542	$19.680	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$10.821	$9.216
Number of accumulation units outstanding at end of period (in thousands)	28	17	26	12	15	13	6	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.419	$15.697	$17.564	$14.514	$13.720	$14.062	$13.160	$10.790	$9.204	$10.482
Accumulation unit value at end of period	$22.210	$19.419	$15.697	$17.564	$14.514	$13.720	$14.062	$13.160	$10.790	$9.204
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	7	5	2	1	-	-	-

APP I-62

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.077	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$9.187	$10.477
Accumulation unit value at end of period	$21.775	$19.077	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$9.187
Number of accumulation units outstanding at end of period (in thousands)	13	21	17	19	14	12	7	4	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.741	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$9.171	$9.990
Accumulation unit value at end of period	$21.349	$18.741	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$9.171
Number of accumulation units outstanding at end of period (in thousands)	25	41	27	26	16	6	16	2	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$10.468
Accumulation unit value at end of period	$20.931	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155
Number of accumulation units outstanding at end of period (in thousands)	37	47	58	64	88	44	30	4	-	-
JPMorgan SmartRetirement® 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$10.000	$-
Accumulation unit value at end of period	$23.110	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	2	-	2	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.540	$15.742	$17.548	$14.471	$13.631	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.415	$19.540	$15.742	$17.548	$14.471	$13.631	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	9	7	6	4	3	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.316	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$10.603	$10.000	$-
Accumulation unit value at end of period	$22.124	$19.316	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$10.603	$-
Number of accumulation units outstanding at end of period (in thousands)	15	10	10	5	3	2	1	1	-	-

APP I-63

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.093	$15.428	$17.250	$14.268	$13.480	$13.813	$12.918	$10.592	$10.000	$-
Accumulation unit value at end of period	$21.837	$19.093	$15.428	$17.250	$14.268	$13.480	$13.813	$12.918	$10.592	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.801	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$10.000	$-
Accumulation unit value at end of period	$21.459	$18.801	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$-
Number of accumulation units outstanding at end of period (in thousands)	-	25	13	7	3	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.513	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$10.000	$-
Accumulation unit value at end of period	$21.088	$18.513	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$-
Number of accumulation units outstanding at end of period (in thousands)	3	18	14	13	7	3	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-
Accumulation unit value at end of period	$20.724	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-
Number of accumulation units outstanding at end of period (in thousands)	16	24	32	24	16	11	3	1	-	-
JPMorgan SmartRetirement® 2060 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.890	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.830	$10.333	$11.506	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.698	$12.830	$10.333	$11.506	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-64

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.778	$10.307	$11.494	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.617	$12.778	$10.307	$11.494	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.726	$10.280	$11.482	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.536	$12.726	$10.280	$11.482	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.658	$10.245	$11.466	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.429	$12.658	$10.245	$11.466	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.590	$10.211	$11.450	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.322	$12.590	$10.211	$11.450	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.217	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012	$10.336
Accumulation unit value at end of period	$17.033	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012
Number of accumulation units outstanding at end of period (in thousands)	24	25	44	42	21	2	-	-	-	-

APP I-65

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.050	$13.253	$13.956	$12.630	$12.074	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.454	$15.050	$13.253	$13.956	$12.630	$12.074	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	4	4	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.851	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$10.909	$9.968	$10.325
Accumulation unit value at end of period	$16.212	$14.851	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$10.909	$9.968
Number of accumulation units outstanding at end of period (in thousands)	4	8	12	13	2	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.654	$12.943	$13.671	$12.409	$11.899	$12.127	$11.631	$10.879	$9.955	$10.322
Accumulation unit value at end of period	$15.973	$14.654	$12.943	$13.671	$12.409	$11.899	$12.127	$11.631	$10.879	$9.955
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	-	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.396	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$9.937	$10.318
Accumulation unit value at end of period	$15.660	$14.396	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$9.937
Number of accumulation units outstanding at end of period (in thousands)	2	6	5	6	1	1	2	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.143	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$9.919	$10.214
Accumulation unit value at end of period	$15.354	$14.143	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$9.919
Number of accumulation units outstanding at end of period (in thousands)	6	9	46	43	27	30	22	2	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$10.309
Accumulation unit value at end of period	$15.053	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902
Number of accumulation units outstanding at end of period (in thousands)	37	37	40	50	2	14	17	17	11	20

APP I-66

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LKCM Aquinas Catholic Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068	$12.013
Accumulation unit value at end of period	$35.613	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.685	$21.181	$23.094	$19.186	$17.580	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.286	$27.685	$21.181	$23.094	$19.186	$17.580	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958	$11.963
Accumulation unit value at end of period	$33.733	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	13	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.879	$20.626	$22.557	$18.797	$17.274	$17.978	$17.614	$13.270	$11.924	$11.947
Accumulation unit value at end of period	$33.189	$26.879	$20.626	$22.557	$18.797	$17.274	$17.978	$17.614	$13.270	$11.924
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881	$11.927
Accumulation unit value at end of period	$32.477	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837	$12.003
Accumulation unit value at end of period	$31.780	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	5	7	7	10	9	2	1

APP I-67

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.887
Accumulation unit value at end of period	$31.098	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	5	4	4	3	3
Massachusetts Investors Growth Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.803	$22.017	$21.848	$16.977	$15.992	$15.999	$14.345	$11.022	$9.428	$9.305
Accumulation unit value at end of period	$37.714	$30.803	$22.017	$21.848	$16.977	$15.992	$15.999	$14.345	$11.022	$9.428
Number of accumulation units outstanding at end of period (in thousands)	56	78	77	81	95	111	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$39.667	$28.452	$28.333	$22.093	$20.883	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.397	$39.667	$28.452	$28.333	$22.093	$20.883	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	29	31	32	33	40	44	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.016	$19.407	$19.354	$15.115	$14.308	$14.387	$12.964	$10.011	$8.606	$8.536
Accumulation unit value at end of period	$32.912	$27.016	$19.407	$19.354	$15.115	$14.308	$14.387	$12.964	$10.011	$8.606
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	23	210	176
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.596	$27.047	$27.015	$21.129	$20.032	$20.171	$18.204	$14.079	$12.121	$12.040
Accumulation unit value at end of period	$45.732	$37.596	$27.047	$27.015	$21.129	$20.032	$20.171	$18.204	$14.079	$12.121
Number of accumulation units outstanding at end of period (in thousands)	4	6	3	3	3	3	3	3	3	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.865	$23.691	$23.711	$18.581	$17.652	$17.810	$16.106	$12.480	$10.766	$10.716
Accumulation unit value at end of period	$39.897	$32.865	$23.691	$23.711	$18.581	$17.652	$17.810	$16.106	$12.480	$10.766
Number of accumulation units outstanding at end of period (in thousands)	4	5	5	5	13	12	9	8	17	18
APP I-68

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.772	$24.442	$24.561	$19.325	$18.431	$18.671	$16.952	$13.189	$11.423	$11.416
Accumulation unit value at end of period	$40.835	$33.772	$24.442	$24.561	$19.325	$18.431	$18.671	$16.952	$13.189	$11.423
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	13	13	13
MFS® Core Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.278	$22.059	$23.004	$18.483	$16.638	$16.700	$15.031	$11.204	$9.611	$9.718
Accumulation unit value at end of period	$34.710	$29.278	$22.059	$23.004	$18.483	$16.638	$16.700	$15.031	$11.204	$9.611
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.029	$14.387	$15.057	$12.140	$10.966	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.481	$19.029	$14.387	$15.057	$12.140	$10.966	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	118	133	145	168	194	239	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.495	$20.819	$21.820	$17.620	$15.940	$16.080	$14.546	$10.896	$9.394	$9.546
Accumulation unit value at end of period	$32.434	$27.495	$20.819	$21.820	$17.620	$15.940	$16.080	$14.546	$10.896	$9.394
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	68	65	75
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.981	$20.461	$21.477	$17.369	$15.736	$15.899	$14.403	$10.806	$9.330	$9.496
Accumulation unit value at end of period	$31.780	$26.981	$20.461	$21.477	$17.369	$15.736	$15.899	$14.403	$10.806	$9.330
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	4	4	5	5	4	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.312	$19.993	$21.028	$17.040	$15.469	$15.660	$14.215	$10.686	$9.245	$9.428
Accumulation unit value at end of period	$30.929	$26.312	$19.993	$21.028	$17.040	$15.469	$15.660	$14.215	$10.686	$9.245
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	3	-	-	3	6

APP I-69

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.332	$20.048	$21.129	$17.156	$15.605	$15.829	$14.398	$10.845	$9.401	$9.910
Accumulation unit value at end of period	$30.891	$26.332	$20.048	$21.129	$17.156	$15.605	$15.829	$14.398	$10.845	$9.401
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.022	$19.089	$20.158	$16.400	$14.948	$15.193	$13.846	$10.450	$9.077	$9.294
Accumulation unit value at end of period	$29.295	$25.022	$19.089	$20.158	$16.400	$14.948	$15.193	$13.846	$10.450	$9.077
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	2	4	2	3	2
MFS® High Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.919	$26.140	$27.034	$25.468	$22.455	$23.348	$22.844	$21.479	$18.814	$18.067
Accumulation unit value at end of period	$31.245	$29.919	$26.140	$27.034	$25.468	$22.455	$23.348	$22.844	$21.479	$18.814
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.475	$10.937	$11.351	$10.731	$9.495	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.982	$12.475	$10.937	$11.351	$10.731	$9.495	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	38	39	42	57	64	87	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.792	$23.524	$24.452	$23.151	$20.514	$21.437	$21.078	$19.918	$17.534	$16.923
Accumulation unit value at end of period	$27.839	$26.792	$23.524	$24.452	$23.151	$20.514	$21.437	$21.078	$19.918	$17.534
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	4	3	36	35	27
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.055	$24.671	$25.682	$24.352	$21.611	$22.617	$22.272	$21.078	$18.583	$17.962
Accumulation unit value at end of period	$29.108	$28.055	$24.671	$25.682	$24.352	$21.611	$22.617	$22.272	$21.078	$18.583
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	7	6	8	8	6	4	3

APP I-70

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.789	$22.724	$23.703	$22.520	$20.025	$20.999	$20.720	$19.649	$17.358	$16.811
Accumulation unit value at end of period	$26.704	$25.789	$22.724	$23.703	$22.520	$20.025	$20.999	$20.720	$19.649	$17.358
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	11	10	10	6	6	19	15
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.441	$12.750	$13.326	$12.686	$11.303	$11.877	$11.743	$11.158	$9.876	$10.026
Accumulation unit value at end of period	$14.923	$14.441	$12.750	$13.326	$12.686	$11.303	$11.877	$11.743	$11.158	$9.876
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	4	3	4	3	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.203	$22.296	$23.350	$22.274	$19.885	$20.936	$20.741	$19.747	$17.514	$17.030
Accumulation unit value at end of period	$25.992	$25.203	$22.296	$23.350	$22.274	$19.885	$20.936	$20.741	$19.747	$17.514
Number of accumulation units outstanding at end of period (in thousands)	2	7	7	4	5	5	8	10	10	9
MFS® Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.091	$21.896	$21.711	$17.232	$16.517	$15.851	$14.594	$10.662	$9.177	$9.776
Accumulation unit value at end of period	$40.722	$30.091	$21.896	$21.711	$17.232	$16.517	$15.851	$14.594	$10.662	$9.177
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.526	$14.989	$14.915	$11.879	$11.426	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.681	$20.526	$14.989	$14.915	$11.879	$11.426	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	6	10	16	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.518	$20.124	$20.055	$15.997	$15.410	$14.862	$13.752	$10.098	$8.735	$9.351
Accumulation unit value at end of period	$37.054	$27.518	$20.124	$20.055	$15.997	$15.410	$14.862	$13.752	$10.098	$8.735
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	11	9	8	7	11

APP I-71

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.789	$19.621	$19.583	$15.644	$15.092	$14.578	$13.509	$9.934	$8.606	$9.227
Accumulation unit value at end of period	$36.019	$26.789	$19.621	$19.583	$15.644	$15.092	$14.578	$13.509	$9.934	$8.606
Number of accumulation units outstanding at end of period (in thousands)	8	9	11	11	10	11	13	12	15	16
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.875	$18.255	$18.257	$14.613	$14.126	$13.672	$12.696	$9.355	$8.120	$8.724
Accumulation unit value at end of period	$33.379	$24.875	$18.255	$18.257	$14.613	$14.126	$13.672	$12.696	$9.355	$8.120
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	1	2	2	3	11	12
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.069	$19.905	$19.947	$15.998	$15.496	$15.027	$13.982	$10.323	$8.979	$9.817
Accumulation unit value at end of period	$36.250	$27.069	$19.905	$19.947	$15.998	$15.496	$15.027	$13.982	$10.323	$8.979
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	2	2	2	2	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.064	$17.731	$17.804	$14.308	$13.886	$13.493	$12.580	$9.306	$8.111	$8.749
Accumulation unit value at end of period	$32.162	$24.064	$17.731	$17.804	$14.308	$13.886	$13.493	$12.580	$9.306	$8.111
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	9	9	9	9	17	15	13
MFS® New Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444	$10.676
Accumulation unit value at end of period	$35.651	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444
Number of accumulation units outstanding at end of period (in thousands)	165	161	146	143	142	181	39	33	34	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.892	$17.036	$17.378	$13.838	$12.787	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.438	$23.892	$17.036	$17.378	$13.838	$12.787	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-72

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.576	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$10.108	$8.407	$10.665
Accumulation unit value at end of period	$33.931	$23.576	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$10.108	$8.407
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.264	$16.637	$17.022	$13.596	$12.601	$12.959	$14.105	$10.080	$8.396	$10.661
Accumulation unit value at end of period	$33.432	$23.264	$16.637	$17.022	$13.596	$12.601	$12.959	$14.105	$10.080	$8.396
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.854	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$8.381	$10.657
Accumulation unit value at end of period	$32.777	$22.854	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$8.381
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.451	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$8.366	$9.865
Accumulation unit value at end of period	$32.135	$22.451	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$8.366
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$10.648
Accumulation unit value at end of period	$31.506	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	4	7	7	5	4	1	-
MFS® Utilities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$44.157	$35.356	$35.059	$30.570	$27.442	$32.199	$28.601	$23.802	$21.002	$19.705
Accumulation unit value at end of period	$46.814	$44.157	$35.356	$35.059	$30.570	$27.442	$32.199	$28.601	$23.802	$21.002
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	4	3

APP I-73

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.057	$11.295	$11.239	$9.835	$8.860	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.851	$14.057	$11.295	$11.239	$9.835	$8.860	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	85	101	105	122	153	201	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$40.375	$32.490	$32.379	$28.374	$25.598	$30.187	$26.948	$22.539	$19.987	$18.847
Accumulation unit value at end of period	$42.591	$40.375	$32.490	$32.379	$28.374	$25.598	$30.187	$26.948	$22.539	$19.987
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	78	75	81
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$55.517	$44.742	$44.656	$39.192	$35.410	$41.820	$37.390	$31.318	$27.815	$26.267
Accumulation unit value at end of period	$58.476	$55.517	$44.742	$44.656	$39.192	$35.410	$41.820	$37.390	$31.318	$27.815
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	4	3	3	3	3	3	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.809	$30.532	$30.535	$26.852	$24.310	$28.768	$25.772	$21.630	$19.248	$18.214
Accumulation unit value at end of period	$39.745	$37.809	$30.532	$30.535	$26.852	$24.310	$28.768	$25.772	$21.630	$19.248
Number of accumulation units outstanding at end of period (in thousands)	13	14	13	13	13	12	12	8	69	71
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.959	$15.340	$15.373	$13.545	$12.287	$14.570	$13.079	$10.999	$9.808	$10.094
Accumulation unit value at end of period	$19.890	$18.959	$15.340	$15.373	$13.545	$12.287	$14.570	$13.079	$10.999	$9.808
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$49.871	$40.434	$40.601	$35.846	$32.582	$38.711	$34.819	$29.340	$26.215	$24.905
Accumulation unit value at end of period	$52.216	$49.871	$40.434	$40.601	$35.846	$32.582	$38.711	$34.819	$29.340	$26.215
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	2	4	4	4	5	6	6

APP I-74

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.682	$32.128	$35.727	$30.419	$26.717	$26.931	$24.418	$18.023	$15.519	$15.552
Accumulation unit value at end of period	$43.208	$41.682	$32.128	$35.727	$30.419	$26.717	$26.931	$24.418	$18.023	$15.519
Number of accumulation units outstanding at end of period (in thousands)	117	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.670	$12.894	$14.389	$12.294	$10.836	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.220	$16.670	$12.894	$14.389	$12.294	$10.836	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	72	77	92	97	108	140	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$38.118	$29.528	$33.002	$28.239	$24.927	$25.252	$23.011	$17.069	$14.772	$14.876
Accumulation unit value at end of period	$39.316	$38.118	$29.528	$33.002	$28.239	$24.927	$25.252	$23.011	$17.069	$14.772
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	72	71	73
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.109	$28.790	$32.225	$27.616	$24.413	$24.769	$22.604	$16.793	$14.554	$14.680
Accumulation unit value at end of period	$38.219	$37.109	$28.790	$32.225	$27.616	$24.413	$24.769	$22.604	$16.793	$14.554
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	9	10	10	11	11	13	14
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.388	$28.287	$31.726	$27.242	$24.131	$24.531	$22.432	$16.699	$14.501	$14.656
Accumulation unit value at end of period	$37.401	$36.388	$28.287	$31.726	$27.242	$24.131	$24.531	$22.432	$16.699	$14.501
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	6	5	4	4	3	23	20
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.335	$26.018	$29.298	$25.258	$22.463	$22.927	$21.050	$15.732	$13.717	$13.918
Accumulation unit value at end of period	$34.126	$33.335	$26.018	$29.298	$25.258	$22.463	$22.927	$21.050	$15.732	$13.717
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	5	5	5	5	5	6

APP I-75

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Neuberger Berman Sustainable Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708	$12.082
Accumulation unit value at end of period	$35.869	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.085	$23.236	$24.801	$21.027	$19.202	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.533	$29.085	$23.236	$24.801	$21.027	$19.202	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601	$12.031
Accumulation unit value at end of period	$33.976	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601
Number of accumulation units outstanding at end of period (in thousands)	22	20	20	19	2	17	20	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.239	$22.628	$24.225	$20.600	$18.868	$19.111	$17.438	$12.730	$11.569	$12.016
Accumulation unit value at end of period	$33.427	$28.239	$22.628	$24.225	$20.600	$18.868	$19.111	$17.438	$12.730	$11.569
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	18	1	1	13	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526	$11.995
Accumulation unit value at end of period	$32.710	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	4	4	4	4	3	11	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483	$12.239
Accumulation unit value at end of period	$32.008	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483
Number of accumulation units outstanding at end of period (in thousands)	7	6	7	6	3	6	8	7	7	5

APP I-76

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955
Accumulation unit value at end of period	$31.322	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	13	12	12	11	9	8	4
Nuveen NWQ International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.485	$9.720	$11.896	$9.878	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.905	$11.485	$9.720	$11.896	$9.878	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.133	$9.455	$11.613	$9.677	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.500	$11.133	$9.455	$11.613	$9.677	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.986	$9.344	$11.494	$9.592	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.331	$10.986	$9.344	$11.494	$9.592	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.840	$9.234	$11.376	$9.508	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.164	$10.840	$9.234	$11.376	$9.508	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.649	$9.090	$11.220	$9.396	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.945	$10.649	$9.090	$11.220	$9.396	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-77

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.462	$8.947	$11.067	$9.286	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.731	$10.462	$8.947	$11.067	$9.286	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.277	$8.807	$10.915	$9.178	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.521	$10.277	$8.807	$10.915	$9.178	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Nuveen Santa Barbara Dividend Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.167	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$10.000	$-	$-
Accumulation unit value at end of period	$24.264	$22.167	$16.850	$17.619	$14.717	$13.191	$13.630	$12.074	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.634	$16.502	$17.316	$14.515	$13.056	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.598	$21.634	$16.502	$17.316	$14.515	$13.056	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.410	$16.356	$17.188	$14.430	$12.998	$13.498	$12.016	$10.000	$-	$-
Accumulation unit value at end of period	$23.318	$21.410	$16.356	$17.188	$14.430	$12.998	$13.498	$12.016	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.188	$16.210	$17.061	$14.344	$12.941	$13.458	$11.999	$10.000	$-	$-
Accumulation unit value at end of period	$23.042	$21.188	$16.210	$17.061	$14.344	$12.941	$13.458	$11.999	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-78

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.895	$16.018	$16.893	$14.232	$12.864	$13.406	$11.976	$10.000	$-	$-
Accumulation unit value at end of period	$22.678	$20.895	$16.018	$16.893	$14.232	$12.864	$13.406	$11.976	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.607	$15.829	$16.727	$14.120	$12.789	$13.354	$11.953	$10.000	$-	$-
Accumulation unit value at end of period	$22.320	$20.607	$15.829	$16.727	$14.120	$12.789	$13.354	$11.953	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.322	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$10.000	$-	$-
Accumulation unit value at end of period	$21.968	$20.322	$15.641	$16.562	$14.008	$12.713	$13.301	$11.931	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	2	2	3	-	-
PGIM Jennison Natural Resources Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$10.000	$-
Accumulation unit value at end of period	$7.595	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$-
Number of accumulation units outstanding at end of period (in thousands)	-	47	71	75	83	87	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$6.644	$5.722	$7.958	$7.609	$5.689	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$7.360	$6.644	$5.722	$7.958	$7.609	$5.689	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-79

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$10.000	$-
Accumulation unit value at end of period	$7.262	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$6.487	$5.604	$7.817	$7.496	$5.621	$8.015	$10.077	$9.241	$10.000	$-
Accumulation unit value at end of period	$7.165	$6.487	$5.604	$7.817	$7.496	$5.621	$8.015	$10.077	$9.241	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$10.000	$-
Accumulation unit value at end of period	$7.037	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$10.000	$-
Accumulation unit value at end of period	$6.912	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$-
Number of accumulation units outstanding at end of period (in thousands)	-	8	-	-	-	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-
Accumulation unit value at end of period	$6.789	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	9	9	7	2	1	-	-	-
PIMCO Total Return ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$10.000	$-
Accumulation unit value at end of period	$13.844	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	155	-	-	-	-	-	-	-	-	-

APP I-80

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.385	$11.435	$11.594	$11.166	$10.910	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.416	$12.385	$11.435	$11.594	$11.166	$10.910	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$10.000	$-
Accumulation unit value at end of period	$13.237	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.092	$11.199	$11.389	$11.001	$10.781	$10.836	$10.459	$10.777	$10.000	$-
Accumulation unit value at end of period	$13.060	$12.092	$11.199	$11.389	$11.001	$10.781	$10.836	$10.459	$10.777	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$10.000	$-
Accumulation unit value at end of period	$12.828	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	14	12	11	11	18	10	10	11	19	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$10.000	$-
Accumulation unit value at end of period	$12.600	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	5	3	3	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-
Accumulation unit value at end of period	$12.376	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	1	1	-	-	-

APP I-81

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Pioneer Fundamental Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.082	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$10.000	$-	$-
Accumulation unit value at end of period	$33.132	$26.082	$19.487	$19.609	$15.992	$15.435	$14.507	$12.731	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.455	$19.085	$19.272	$15.772	$15.277	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.223	$25.455	$19.085	$19.272	$15.772	$15.277	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.191	$18.916	$19.130	$15.679	$15.209	$14.366	$12.670	$10.000	$-	$-
Accumulation unit value at end of period	$31.841	$25.191	$18.916	$19.130	$15.679	$15.209	$14.366	$12.670	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.930	$18.747	$18.988	$15.586	$15.142	$14.324	$12.652	$10.000	$-	$-
Accumulation unit value at end of period	$31.463	$24.930	$18.747	$18.988	$15.586	$15.142	$14.324	$12.652	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.585	$18.526	$18.801	$15.464	$15.053	$14.268	$12.628	$10.000	$-	$-
Accumulation unit value at end of period	$30.967	$24.585	$18.526	$18.801	$15.464	$15.053	$14.268	$12.628	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.246	$18.306	$18.616	$15.342	$14.964	$14.213	$12.604	$10.000	$-	$-
Accumulation unit value at end of period	$30.478	$24.246	$18.306	$18.616	$15.342	$14.964	$14.213	$12.604	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	-	-	-

APP I-82

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.911	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$10.000	$-	$-
Accumulation unit value at end of period	$29.998	$23.911	$18.090	$18.433	$15.222	$14.876	$14.157	$12.580	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	-	-	1	-	-
Templeton Foreign Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.898	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590	$19.006
Accumulation unit value at end of period	$25.772	$25.898	$23.028	$27.092	$23.140	$20.729	$22.311	$25.013	$19.669	$16.590
Number of accumulation units outstanding at end of period (in thousands)	109	158	193	234	283	381	13	13	15	16
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.612	$13.931	$16.447	$14.097	$12.672	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.482	$15.612	$13.931	$16.447	$14.097	$12.672	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	69	75	86	100	136	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103	$18.540
Accumulation unit value at end of period	$23.913	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103
Number of accumulation units outstanding at end of period (in thousands)	4	3	10	14	14	18	15	54	576	584
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.512	$21.043	$24.918	$21.422	$19.315	$20.925	$23.612	$18.688	$15.866	$18.295
Accumulation unit value at end of period	$23.245	$23.512	$21.043	$24.918	$21.422	$19.315	$20.925	$23.612	$18.688	$15.866
Number of accumulation units outstanding at end of period (in thousands)	11	14	17	13	12	14	15	17	19	18
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.158	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879	$18.347
Accumulation unit value at end of period	$22.850	$23.158	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879
Number of accumulation units outstanding at end of period (in thousands)	16	33	33	38	49	46	42	43	64	57

APP I-83

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.235	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828	$9.486
Accumulation unit value at end of period	$11.064	$11.235	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	17	15	15	27	21	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346
Accumulation unit value at end of period	$20.756	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953
Number of accumulation units outstanding at end of period (in thousands)	13	14	16	16	22	24	26	31	28	29
The Hartford Balanced Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680	$10.482
Accumulation unit value at end of period	$21.702	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.586	$16.524	$17.485	$15.747	$14.209	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.964	$19.586	$16.524	$17.485	$15.747	$14.209	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.327	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$11.931	$10.633	$10.470
Accumulation unit value at end of period	$20.655	$19.327	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$11.931	$10.633
Number of accumulation units outstanding at end of period (in thousands)	4	2	16	2	3	5	5	4	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.071	$16.137	$17.128	$15.472	$14.003	$14.146	$13.237	$11.898	$10.619	$10.467
Accumulation unit value at end of period	$20.351	$19.071	$16.137	$17.128	$15.472	$14.003	$14.146	$13.237	$11.898	$10.619
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-84

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.735	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$10.600	$10.463
Accumulation unit value at end of period	$19.952	$18.735	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$10.600
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.405	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$10.581	$10.303
Accumulation unit value at end of period	$19.562	$18.405	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$10.581
Number of accumulation units outstanding at end of period (in thousands)	12	11	17	5	2	2	1	1	2	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$10.454
Accumulation unit value at end of period	$19.179	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562
Number of accumulation units outstanding at end of period (in thousands)	7	8	6	5	3	1	1	-	-	-
The Hartford High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$13.687	$-
Accumulation unit value at end of period	$21.881	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.526	$17.085	$17.778	$16.657	$14.779	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.854	$19.526	$17.085	$17.778	$16.657	$14.779	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$13.344	$-
Accumulation unit value at end of period	$20.428	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	-	-	-	-	-	-	-

APP I-85

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.794	$16.494	$17.214	$16.177	$14.396	$15.128	$14.896	$14.142	$13.242	$-
Accumulation unit value at end of period	$20.011	$18.794	$16.494	$17.214	$16.177	$14.396	$15.128	$14.896	$14.142	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$13.108	$-
Accumulation unit value at end of period	$19.468	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$10.000	$-
Accumulation unit value at end of period	$15.229	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-
Accumulation unit value at end of period	$18.426	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford MidCap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689	$10.359
Accumulation unit value at end of period	$21.669	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.961	$16.133	$18.999	$16.863	$15.060	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.932	$20.961	$16.133	$18.999	$16.863	$15.060	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-86

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.683	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$10.703	$8.651	$10.348
Accumulation unit value at end of period	$20.623	$20.683	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$10.703	$8.651
Number of accumulation units outstanding at end of period (in thousands)	1	2	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.409	$15.756	$18.611	$16.567	$14.841	$15.193	$14.196	$10.672	$8.639	$10.344
Accumulation unit value at end of period	$20.320	$20.409	$15.756	$18.611	$16.567	$14.841	$15.193	$14.196	$10.672	$8.639
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.050	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$8.624	$10.340
Accumulation unit value at end of period	$19.922	$20.050	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$8.624
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.697	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$8.609	$9.439
Accumulation unit value at end of period	$19.532	$19.697	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$8.609
Number of accumulation units outstanding at end of period (in thousands)	-	6	1	2	2	1	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$10.331
Accumulation unit value at end of period	$19.149	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	5	4	2	1	2	-	-
TIAA-CREF Bond Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$10.000	$-
Accumulation unit value at end of period	$13.045	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-87

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.820	$10.970	$11.049	$10.748	$10.560	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.642	$11.820	$10.970	$11.049	$10.748	$10.560	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$10.000	$-
Accumulation unit value at end of period	$12.473	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$-
Number of accumulation units outstanding at end of period (in thousands)	16	9	10	8	-	4	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.541	$10.744	$10.853	$10.589	$10.435	$10.474	$9.973	$10.304	$10.000	$-
Accumulation unit value at end of period	$12.306	$11.541	$10.744	$10.853	$10.589	$10.435	$10.474	$9.973	$10.304	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	5	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$10.000	$-
Accumulation unit value at end of period	$12.088	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$10.000	$-
Accumulation unit value at end of period	$11.873	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-
Accumulation unit value at end of period	$11.662	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	1	-	-	-	-	-	-	-
APP I-88

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TIAA-CREF Equity Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$10.000	$-
Accumulation unit value at end of period	$34.002	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$-
Number of accumulation units outstanding at end of period (in thousands)	90	90	92	85	81	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.427	$21.076	$22.391	$18.592	$16.592	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.952	$27.427	$21.076	$22.391	$18.592	$16.592	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$10.000	$-
Accumulation unit value at end of period	$32.512	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$-
Number of accumulation units outstanding at end of period (in thousands)	40	37	36	28	11	6	4	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.779	$20.640	$21.995	$18.317	$16.395	$16.469	$14.772	$11.167	$10.000	$-
Accumulation unit value at end of period	$32.078	$26.779	$20.640	$21.995	$18.317	$16.395	$16.469	$14.772	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	4	-	-	-	2	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$10.000	$-
Accumulation unit value at end of period	$31.508	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$-
Number of accumulation units outstanding at end of period (in thousands)	8	5	5	5	5	4	4	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$10.000	$-
Accumulation unit value at end of period	$30.948	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	3	1	1	-	-	-

APP I-89

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-
Accumulation unit value at end of period	$30.398	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	5	3	3	3	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$10.000	$-
Accumulation unit value at end of period	$45.012	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$-
Number of accumulation units outstanding at end of period (in thousands)	71	82	87	81	82	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.705	$23.403	$23.917	$18.492	$17.383	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.621	$31.705	$23.403	$23.917	$18.492	$17.383	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$10.000	$-
Accumulation unit value at end of period	$43.039	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	14	13	11	4	3	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.957	$22.919	$23.494	$18.219	$17.178	$16.419	$14.660	$11.092	$10.000	$-
Accumulation unit value at end of period	$42.464	$30.957	$22.919	$23.494	$18.219	$17.178	$16.419	$14.660	$11.092	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$10.000	$-
Accumulation unit value at end of period	$41.710	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-90

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$10.000	$-
Accumulation unit value at end of period	$40.968	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-
Accumulation unit value at end of period	$40.241	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	11	7	3	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$10.000	$-
Accumulation unit value at end of period	$25.391	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$-
Number of accumulation units outstanding at end of period (in thousands)	119	106	103	96	87	47	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.062	$19.150	$21.010	$18.608	$15.962	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.606	$24.062	$19.150	$21.010	$18.608	$15.962	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$10.000	$-
Accumulation unit value at end of period	$24.278	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	8	7	6	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.494	$18.754	$20.638	$18.333	$15.773	$16.556	$14.734	$11.232	$10.000	$-
Accumulation unit value at end of period	$23.953	$23.494	$18.754	$20.638	$18.333	$15.773	$16.556	$14.734	$11.232	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-91

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$10.000	$-
Accumulation unit value at end of period	$23.528	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$10.000	$-
Accumulation unit value at end of period	$23.110	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-
Accumulation unit value at end of period	$22.699	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	8	-	-	-	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135	$12.043
Accumulation unit value at end of period	$32.834	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.054	$22.191	$24.444	$20.875	$19.304	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.611	$28.054	$22.191	$24.444	$20.875	$19.304	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023	$11.993
Accumulation unit value at end of period	$31.101	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	2	-	-

APP I-92

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.238	$21.610	$23.876	$20.451	$18.969	$19.498	$17.670	$13.484	$11.990	$11.977
Accumulation unit value at end of period	$30.599	$27.238	$21.610	$23.876	$20.451	$18.969	$19.498	$17.670	$13.484	$11.990
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	2	2	3	2	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946	$11.957
Accumulation unit value at end of period	$29.943	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	-	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902	$12.320
Accumulation unit value at end of period	$29.300	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902
Number of accumulation units outstanding at end of period (in thousands)	5	4	5	4	4	3	7	5	3	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917
Accumulation unit value at end of period	$28.672	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	2	2	1
Virtus Ceredex Large-Cap Value Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.094	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452	$10.367
Accumulation unit value at end of period	$24.930	$24.094	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.356	$17.952	$20.158	$17.454	$15.205	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.082	$23.356	$17.952	$20.158	$17.454	$15.205	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-93

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.047	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$10.876	$9.410	$10.356
Accumulation unit value at end of period	$23.728	$23.047	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$10.876	$9.410
Number of accumulation units outstanding at end of period (in thousands)	1	1	6	6	14	5	4	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.742	$17.532	$19.747	$17.148	$14.984	$15.870	$14.422	$10.845	$9.398	$10.353
Accumulation unit value at end of period	$23.379	$22.742	$17.532	$19.747	$17.148	$14.984	$15.870	$14.422	$10.845	$9.398
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.341	$17.258	$19.477	$16.948	$14.838	$15.747	$14.339	$10.804	$9.381	$10.349
Accumulation unit value at end of period	$22.921	$22.341	$17.258	$19.477	$16.948	$14.838	$15.747	$14.339	$10.804	$9.381
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.947	$16.988	$19.210	$16.749	$14.694	$15.625	$14.257	$10.763	$9.365	$9.638
Accumulation unit value at end of period	$22.472	$21.947	$16.988	$19.210	$16.749	$14.694	$15.625	$14.257	$10.763	$9.365
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$10.340
Accumulation unit value at end of period	$22.032	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	-	-	-	-	-
Blackrock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.307	$9.371	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.553	$12.307	$9.371	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	66	78	88	-	-	-	-	-	-	-

APP I-94

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.231	$9.345	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.412	$12.231	$9.345	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	304	343	357	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.198	$9.334	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.352	$12.198	$9.334	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.166	$9.323	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.292	$12.166	$9.323	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	25	24	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.122	$9.309	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.213	$12.122	$9.309	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	114	110	104	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.079	$9.294	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.134	$12.079	$9.294	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.036	$9.280	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.056	$12.036	$9.280	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	46	39	-	-	-	-	-	-	-

APP I-95

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Freedom 2015 Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.570	$24.217	$25.568	$22.272	$21.095	$21.203	$20.299	$17.790	$15.897	$15.980
Accumulation unit value at end of period	$32.446	$28.570	$24.217	$25.568	$22.272	$21.095	$21.203	$20.299	$17.790	$15.897
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.480	$23.375	$24.766	$21.648	$20.576	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.099	$27.480	$23.375	$24.766	$21.648	$20.576	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	3	5	5	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.026	$23.023	$24.430	$21.387	$20.358	$20.565	$19.787	$17.428	$15.652	$15.812
Accumulation unit value at end of period	$30.540	$27.026	$23.023	$24.430	$21.387	$20.358	$20.565	$19.787	$17.428	$15.652
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	11	15
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.579	$22.677	$24.098	$21.128	$20.142	$20.377	$19.635	$17.321	$15.579	$15.762
Accumulation unit value at end of period	$29.990	$26.579	$22.677	$24.098	$21.128	$20.142	$20.377	$19.635	$17.321	$15.579
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.995	$22.223	$23.664	$20.788	$19.858	$20.130	$19.436	$17.179	$15.482	$15.696
Accumulation unit value at end of period	$29.272	$25.995	$22.223	$23.664	$20.788	$19.858	$20.130	$19.436	$17.179	$15.482
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.424	$21.778	$23.237	$20.454	$19.577	$19.885	$19.238	$17.038	$15.386	$16.119
Accumulation unit value at end of period	$28.572	$25.424	$21.778	$23.237	$20.454	$19.577	$19.885	$19.238	$17.038	$15.386
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-96

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.865	$21.342	$22.817	$20.125	$19.301	$19.644	$19.042	$16.899	$15.291	$15.564
Accumulation unit value at end of period	$27.888	$24.865	$21.342	$22.817	$20.125	$19.301	$19.644	$19.042	$16.899	$15.291
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP Freedom 2020 Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.770	$26.502	$28.216	$24.270	$22.939	$23.045	$22.033	$19.054	$16.851	$17.063
Accumulation unit value at end of period	$36.447	$31.770	$26.502	$28.216	$24.270	$22.939	$23.045	$22.033	$19.054	$16.851
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.558	$25.580	$27.332	$23.591	$22.375	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.935	$30.558	$25.580	$27.332	$23.591	$22.375	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	1	1	3	9	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.053	$25.195	$26.961	$23.306	$22.138	$22.352	$21.477	$18.666	$16.591	$16.884
Accumulation unit value at end of period	$34.306	$30.053	$25.195	$26.961	$23.306	$22.138	$22.352	$21.477	$18.666	$16.591
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	1	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.556	$24.816	$26.595	$23.024	$21.903	$22.148	$21.313	$18.551	$16.514	$16.831
Accumulation unit value at end of period	$33.688	$29.556	$24.816	$26.595	$23.024	$21.903	$22.148	$21.313	$18.551	$16.514
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.907	$24.319	$26.115	$22.654	$21.594	$21.879	$21.096	$18.400	$16.411	$16.760
Accumulation unit value at end of period	$32.882	$28.907	$24.319	$26.115	$22.654	$21.594	$21.879	$21.096	$18.400	$16.411
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-97

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$28.272	$23.832	$25.644	$22.289	$21.289	$21.613	$20.882	$18.249	$16.310	$17.249
Accumulation unit value at end of period	$32.095	$28.272	$23.832	$25.644	$22.289	$21.289	$21.613	$20.882	$18.249	$16.310
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.650	$23.355	$25.181	$21.931	$20.988	$21.351	$20.669	$18.100	$16.209	$16.619
Accumulation unit value at end of period	$31.327	$27.650	$23.355	$25.181	$21.931	$20.988	$21.351	$20.669	$18.100	$16.209
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP Freedom 2025 Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$34.668	$28.530	$30.604	$26.031	$24.561	$24.686	$23.544	$19.667	$17.132	$17.543
Accumulation unit value at end of period	$40.103	$34.668	$28.530	$30.604	$26.031	$24.561	$24.686	$23.544	$19.667	$17.132
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$33.346	$27.539	$29.644	$25.303	$23.958	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.439	$33.346	$27.539	$29.644	$25.303	$23.958	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	14	14	19	32	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$32.795	$27.124	$29.242	$24.997	$23.704	$23.944	$22.950	$19.267	$16.867	$17.359
Accumulation unit value at end of period	$37.747	$32.795	$27.124	$29.242	$24.997	$23.704	$23.944	$22.950	$19.267	$16.867
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	8	1	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$32.253	$26.716	$28.846	$24.695	$23.452	$23.725	$22.775	$19.148	$16.789	$17.304
Accumulation unit value at end of period	$37.068	$32.253	$26.716	$28.846	$24.695	$23.452	$23.725	$22.775	$19.148	$16.789
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-98

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.544	$26.181	$28.325	$24.298	$23.121	$23.437	$22.543	$18.991	$16.685	$17.231
Accumulation unit value at end of period	$36.181	$31.544	$26.181	$28.325	$24.298	$23.121	$23.437	$22.543	$18.991	$16.685
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.851	$25.657	$27.814	$23.907	$22.794	$23.152	$22.314	$18.836	$16.581	$17.742
Accumulation unit value at end of period	$35.315	$30.851	$25.657	$27.814	$23.907	$22.794	$23.152	$22.314	$18.836	$16.581
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.173	$25.143	$27.312	$23.522	$22.473	$22.871	$22.087	$18.682	$16.478	$17.087
Accumulation unit value at end of period	$34.470	$30.173	$25.143	$27.312	$23.522	$22.473	$22.871	$22.087	$18.682	$16.478
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP Freedom 2030 Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.579	$30.278	$32.930	$27.284	$25.649	$25.786	$24.619	$20.278	$17.605	$18.117
Accumulation unit value at end of period	$43.833	$37.579	$30.278	$32.930	$27.284	$25.649	$25.786	$24.619	$20.278	$17.605
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$36.145	$29.225	$31.897	$26.521	$25.019	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.014	$36.145	$29.225	$31.897	$26.521	$25.019	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	18	22	26	29	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$35.548	$28.785	$31.465	$26.200	$24.753	$25.010	$23.997	$19.865	$17.333	$17.927
Accumulation unit value at end of period	$41.258	$35.548	$28.785	$31.465	$26.200	$24.753	$25.010	$23.997	$19.865	$17.333
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	24	8	3

APP I-99

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.960	$28.352	$31.038	$25.883	$24.491	$24.782	$23.814	$19.743	$17.252	$17.871
Accumulation unit value at end of period	$40.515	$34.960	$28.352	$31.038	$25.883	$24.491	$24.782	$23.814	$19.743	$17.252
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.192	$27.785	$30.478	$25.467	$24.145	$24.481	$23.572	$19.581	$17.145	$17.795
Accumulation unit value at end of period	$39.546	$34.192	$27.785	$30.478	$25.467	$24.145	$24.481	$23.572	$19.581	$17.145
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.441	$27.228	$29.928	$25.058	$23.804	$24.184	$23.332	$19.421	$17.039	$18.306
Accumulation unit value at end of period	$38.600	$33.441	$27.228	$29.928	$25.058	$23.804	$24.184	$23.332	$19.421	$17.039
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.706	$26.683	$29.388	$24.654	$23.468	$23.890	$23.095	$19.262	$16.933	$17.646
Accumulation unit value at end of period	$37.676	$32.706	$26.683	$29.388	$24.654	$23.468	$23.890	$23.095	$19.262	$16.933
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	1
Fidelity® VIP Freedom Income Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.701	$16.752	$17.142	$15.820	$15.186	$15.274	$14.752	$14.021	$13.196	$10.240
Accumulation unit value at end of period	$20.625	$18.701	$16.752	$17.142	$15.820	$15.186	$15.274	$14.752	$14.021	$13.196
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.988	$16.169	$16.604	$15.377	$14.813	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.769	$17.988	$16.169	$16.604	$15.377	$14.813	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-100

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.690	$15.926	$16.379	$15.191	$14.656	$14.814	$14.379	$13.736	$12.992	$12.878
Accumulation unit value at end of period	$19.413	$17.690	$15.926	$16.379	$15.191	$14.656	$14.814	$14.379	$13.736	$12.992
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.398	$15.686	$16.157	$15.007	$14.500	$14.679	$14.270	$13.652	$12.931	$12.837
Accumulation unit value at end of period	$19.064	$17.398	$15.686	$16.157	$15.007	$14.500	$14.679	$14.270	$13.652	$12.931
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.016	$15.372	$15.865	$14.766	$14.295	$14.500	$14.124	$13.540	$12.851	$12.783
Accumulation unit value at end of period	$18.608	$17.016	$15.372	$15.865	$14.766	$14.295	$14.500	$14.124	$13.540	$12.851
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.642	$15.065	$15.579	$14.528	$14.093	$14.324	$13.981	$13.429	$12.771	$12.974
Accumulation unit value at end of period	$18.162	$16.642	$15.065	$15.579	$14.528	$14.093	$14.324	$13.981	$13.429	$12.771
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.276	$14.763	$15.298	$14.295	$13.894	$14.150	$13.839	$13.319	$12.692	$12.676
Accumulation unit value at end of period	$17.728	$16.276	$14.763	$15.298	$14.295	$13.894	$14.150	$13.839	$13.319	$12.692
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 20% Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.585	$15.963	$16.260	$15.170	$14.776	$14.801	$14.235	$13.498	$12.803	$10.620
Accumulation unit value at end of period	$19.004	$17.585	$15.963	$16.260	$15.170	$14.776	$14.801	$14.235	$13.498	$12.803
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-101

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.914	$15.408	$15.750	$14.745	$14.413	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.215	$16.914	$15.408	$15.750	$14.745	$14.413	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.635	$15.176	$15.536	$14.567	$14.260	$14.356	$13.875	$13.223	$12.605	$12.396
Accumulation unit value at end of period	$17.888	$16.635	$15.176	$15.536	$14.567	$14.260	$14.356	$13.875	$13.223	$12.605
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.360	$14.948	$15.325	$14.391	$14.108	$14.225	$13.769	$13.142	$12.547	$12.357
Accumulation unit value at end of period	$17.566	$16.360	$14.948	$15.325	$14.391	$14.108	$14.225	$13.769	$13.142	$12.547
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.000	$14.649	$15.049	$14.159	$13.909	$14.052	$13.629	$13.035	$12.469	$12.305
Accumulation unit value at end of period	$17.145	$16.000	$14.649	$15.049	$14.159	$13.909	$14.052	$13.629	$13.035	$12.469
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.649	$14.355	$14.777	$13.932	$13.713	$13.881	$13.491	$12.928	$12.391	$12.524
Accumulation unit value at end of period	$16.735	$15.649	$14.355	$14.777	$13.932	$13.713	$13.881	$13.491	$12.928	$12.391
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.305	$14.068	$14.511	$13.707	$13.519	$13.713	$13.354	$12.822	$12.315	$12.202
Accumulation unit value at end of period	$16.334	$15.305	$14.068	$14.511	$13.707	$13.519	$13.713	$13.354	$12.822	$12.315
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-102

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP FundsManager 50% Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.898	$22.005	$23.255	$20.356	$19.558	$19.562	$18.639	$16.256	$14.762	$10.010
Accumulation unit value at end of period	$29.495	$25.898	$22.005	$23.255	$20.356	$19.558	$19.562	$18.639	$16.256	$14.762
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.910	$21.240	$22.526	$19.786	$19.077	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.271	$24.910	$21.240	$22.526	$19.786	$19.077	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.499	$20.921	$22.220	$19.547	$18.875	$18.974	$18.169	$15.925	$14.534	$14.707
Accumulation unit value at end of period	$27.762	$24.499	$20.921	$22.220	$19.547	$18.875	$18.974	$18.169	$15.925	$14.534
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.094	$20.606	$21.919	$19.311	$18.675	$18.800	$18.030	$15.827	$14.466	$14.660
Accumulation unit value at end of period	$27.263	$24.094	$20.606	$21.919	$19.311	$18.675	$18.800	$18.030	$15.827	$14.466
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.564	$20.193	$21.524	$19.000	$18.411	$18.572	$17.847	$15.698	$14.376	$14.598
Accumulation unit value at end of period	$26.610	$23.564	$20.193	$21.524	$19.000	$18.411	$18.572	$17.847	$15.698	$14.376
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.046	$19.789	$21.135	$18.695	$18.151	$18.347	$17.665	$15.569	$14.287	$14.940
Accumulation unit value at end of period	$25.974	$23.046	$19.789	$21.135	$18.695	$18.151	$18.347	$17.665	$15.569	$14.287
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-103

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.540	$19.393	$20.754	$18.394	$17.895	$18.124	$17.486	$15.442	$14.199	$14.476
Accumulation unit value at end of period	$25.352	$22.540	$19.393	$20.754	$18.394	$17.895	$18.124	$17.486	$15.442	$14.199
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 60% Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.662	$24.667	$26.385	$22.597	$21.594	$21.536	$20.460	$17.281	$15.504	$9.880
Accumulation unit value at end of period	$34.088	$29.662	$24.667	$26.385	$22.597	$21.594	$21.536	$20.460	$17.281	$15.504
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.530	$23.809	$25.557	$21.965	$21.063	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.673	$28.530	$23.809	$25.557	$21.965	$21.063	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.059	$23.451	$25.211	$21.700	$20.839	$20.888	$19.944	$16.930	$15.264	$15.684
Accumulation unit value at end of period	$32.085	$28.059	$23.451	$25.211	$21.700	$20.839	$20.888	$19.944	$16.930	$15.264
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.595	$23.098	$24.869	$21.437	$20.618	$20.697	$19.791	$16.826	$15.193	$15.634
Accumulation unit value at end of period	$31.508	$27.595	$23.098	$24.869	$21.437	$20.618	$20.697	$19.791	$16.826	$15.193
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.989	$22.635	$24.420	$21.092	$20.327	$20.446	$19.590	$16.688	$15.099	$15.568
Accumulation unit value at end of period	$30.754	$26.989	$22.635	$24.420	$21.092	$20.327	$20.446	$19.590	$16.688	$15.099
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-104

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.396	$22.182	$23.979	$20.753	$20.040	$20.198	$19.391	$16.551	$15.005	$15.893
Accumulation unit value at end of period	$30.018	$26.396	$22.182	$23.979	$20.753	$20.040	$20.198	$19.391	$16.551	$15.005
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.816	$21.738	$23.546	$20.419	$19.757	$19.952	$19.194	$16.416	$14.912	$15.438
Accumulation unit value at end of period	$29.299	$25.816	$21.738	$23.546	$20.419	$19.757	$19.952	$19.194	$16.416	$14.912
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 70% Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.567	$26.587	$28.797	$24.213	$23.090	$23.025	$21.907	$18.025	$15.954	$9.460
Accumulation unit value at end of period	$37.760	$32.567	$26.587	$28.797	$24.213	$23.090	$23.025	$21.907	$18.025	$15.954
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.325	$25.663	$27.894	$23.535	$22.523	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.193	$31.325	$25.663	$27.894	$23.535	$22.523	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.808	$25.276	$27.516	$23.251	$22.284	$22.332	$21.354	$17.658	$15.708	$16.265
Accumulation unit value at end of period	$35.541	$30.808	$25.276	$27.516	$23.251	$22.284	$22.332	$21.354	$17.658	$15.708
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.298	$24.896	$27.143	$22.970	$22.047	$22.128	$21.191	$17.550	$15.635	$16.213
Accumulation unit value at end of period	$34.902	$30.298	$24.896	$27.143	$22.970	$22.047	$22.128	$21.191	$17.550	$15.635
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-105

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.633	$24.398	$26.653	$22.600	$21.736	$21.859	$20.975	$17.406	$15.538	$16.145
Accumulation unit value at end of period	$34.066	$29.633	$24.398	$26.653	$22.600	$21.736	$21.859	$20.975	$17.406	$15.538
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$28.981	$23.909	$26.172	$22.237	$21.429	$21.594	$20.762	$17.264	$15.441	$16.571
Accumulation unit value at end of period	$33.251	$28.981	$23.909	$26.172	$22.237	$21.429	$21.594	$20.762	$17.264	$15.441
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.345	$23.431	$25.700	$21.879	$21.127	$21.332	$20.551	$17.122	$15.346	$16.009
Accumulation unit value at end of period	$32.456	$28.345	$23.431	$25.700	$21.879	$21.127	$21.332	$20.551	$17.122	$15.346
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 85% Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.344	$30.399	$33.436	$27.206	$25.794	$25.706	$24.464	$19.181	$16.824	$9.170
Accumulation unit value at end of period	$44.967	$38.344	$30.399	$33.436	$27.206	$25.794	$25.706	$24.464	$19.181	$16.824
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$36.882	$29.342	$32.387	$26.445	$25.160	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.101	$36.882	$29.342	$32.387	$26.445	$25.160	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.273	$28.900	$31.948	$26.125	$24.893	$24.932	$23.847	$18.791	$16.564	$17.605
Accumulation unit value at end of period	$42.325	$36.273	$28.900	$31.948	$26.125	$24.893	$24.932	$23.847	$18.791	$16.564
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-106

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.673	$28.465	$31.515	$25.809	$24.629	$24.705	$23.665	$18.675	$16.487	$17.550
Accumulation unit value at end of period	$41.563	$35.673	$28.465	$31.515	$25.809	$24.629	$24.705	$23.665	$18.675	$16.487
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.889	$27.895	$30.946	$25.394	$24.281	$24.405	$23.424	$18.522	$16.385	$17.476
Accumulation unit value at end of period	$40.569	$34.889	$27.895	$30.946	$25.394	$24.281	$24.405	$23.424	$18.522	$16.385
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.122	$27.337	$30.388	$24.986	$23.938	$24.108	$23.186	$18.371	$16.283	$17.826
Accumulation unit value at end of period	$39.598	$34.122	$27.337	$30.388	$24.986	$23.938	$24.108	$23.186	$18.371	$16.283
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.373	$26.790	$29.839	$24.584	$23.600	$23.815	$22.950	$18.220	$16.182	$17.329
Accumulation unit value at end of period	$38.650	$33.373	$26.790	$29.839	$24.584	$23.600	$23.815	$22.950	$18.220	$16.182
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$12.389	$10.223	$9.126	$8.960
Accumulation unit value at end of period	$21.692	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$12.389	$10.223	$9.126
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	4	4	4	4	4
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.550	$19.245	$20.381	$17.694	$16.745	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.195	$23.550	$19.245	$20.381	$17.694	$16.745	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	117	133	150	180	208	250	-	-	-	-

APP I-107

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.016	$20.473	$21.715	$18.880	$17.894	$17.952	$16.433	$13.628	$12.226	$12.064
Accumulation unit value at end of period	$27.783	$25.016	$20.473	$21.715	$18.880	$17.894	$17.952	$16.433	$13.628	$12.226
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	3	2	271	278	307
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.279	$21.539	$22.880	$19.922	$18.911	$19.001	$17.419	$14.467	$12.999	$12.845
Accumulation unit value at end of period	$29.142	$26.279	$21.539	$22.880	$19.922	$18.911	$19.001	$17.419	$14.467	$12.999
Number of accumulation units outstanding at end of period (in thousands)	15	8	8	10	11	8	4	4	5	4
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.421	$13.486	$14.355	$12.524	$11.912	$11.993	$11.016	$9.168	$8.254	$8.173
Accumulation unit value at end of period	$18.174	$16.421	$13.486	$14.355	$12.524	$11.912	$11.993	$11.016	$9.168	$8.254
Number of accumulation units outstanding at end of period (in thousands)	19	18	17	25	32	38	23	23	92	83
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.139	$17.396	$18.553	$16.220	$15.457	$15.593	$14.353	$11.968	$10.796	$10.935
Accumulation unit value at end of period	$23.349	$21.139	$17.396	$18.553	$16.220	$15.457	$15.593	$14.353	$11.968	$10.796
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.606	$19.465	$20.802	$18.222	$17.400	$17.588	$16.221	$13.553	$12.251	$12.179
Accumulation unit value at end of period	$26.021	$23.606	$19.465	$20.802	$18.222	$17.400	$17.588	$16.221	$13.553	$12.251
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	14	17	15	19	18	16	14
Hartford Capital Appreciation HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$64.658	$49.251	$52.934	$43.339	$41.071	$40.658	$37.890	$27.243	$23.022	$25.985
Accumulation unit value at end of period	$78.828	$64.658	$49.251	$52.934	$43.339	$41.071	$40.658	$37.890	$27.243	$23.022
Number of accumulation units outstanding at end of period (in thousands)	-	75	86	96	114	157	134	101	86	64
APP I-108

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$48.590	$37.142	$40.060	$32.913	$31.300	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$59.032	$48.590	$37.142	$40.060	$32.913	$31.300	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	188	216	239	275	321	423	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$41.974	$32.133	$34.710	$28.560	$27.201	$27.063	$25.346	$18.316	$15.555	$17.646
Accumulation unit value at end of period	$50.918	$41.974	$32.133	$34.710	$28.560	$27.201	$27.063	$25.346	$18.316	$15.555
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	6	16	37	36	481	509	544
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$46.053	$35.308	$38.197	$31.477	$30.024	$29.916	$28.060	$20.307	$17.272	$19.623
Accumulation unit value at end of period	$55.782	$46.053	$35.308	$38.197	$31.477	$30.024	$29.916	$28.060	$20.307	$17.272
Number of accumulation units outstanding at end of period (in thousands)	23	25	29	31	32	32	38	40	44	50
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$54.633	$41.971	$45.496	$37.566	$35.904	$35.846	$33.691	$24.431	$20.821	$23.702
Accumulation unit value at end of period	$66.043	$54.633	$41.971	$45.496	$37.566	$35.904	$35.846	$33.691	$24.431	$20.821
Number of accumulation units outstanding at end of period (in thousands)	16	16	17	27	36	44	35	42	209	206
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.730	$17.496	$19.004	$15.723	$15.057	$15.063	$14.186	$10.308	$8.802	$9.878
Accumulation unit value at end of period	$27.422	$22.730	$17.496	$19.004	$15.723	$15.057	$15.063	$14.186	$10.308	$8.802
Number of accumulation units outstanding at end of period (in thousands)	14	15	15	18	19	23	23	27	24	28
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.369	$31.908	$34.727	$28.789	$27.625	$27.691	$26.130	$19.024	$16.278	$18.605
Accumulation unit value at end of period	$49.809	$41.369	$31.908	$34.727	$28.789	$27.625	$27.691	$26.130	$19.024	$16.278
Number of accumulation units outstanding at end of period (in thousands)	24	29	30	30	35	37	52	78	76	80

APP I-109

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Disciplined Equity HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-110

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Dividend and Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.322	$8.804	$9.299	$7.856	$6.838	$6.918	$6.125	$4.643	$4.087	$4.034
Accumulation unit value at end of period	$12.202	$11.322	$8.804	$9.299	$7.856	$6.838	$6.918	$6.125	$4.643	$4.087
Number of accumulation units outstanding at end of period (in thousands)	1,227	1,441	1,717	2,016	2,403	3,489	1,584	1,398	1,221	998
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.691	$22.390	$23.729	$20.119	$17.573	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.813	$28.691	$22.390	$23.729	$20.119	$17.573	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	87	91	105	116	132	175	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$40.444	$31.606	$33.550	$28.488	$24.921	$25.339	$22.545	$17.175	$15.195	$15.073
Accumulation unit value at end of period	$43.369	$40.444	$31.606	$33.550	$28.488	$24.921	$25.339	$22.545	$17.175	$15.195
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	8	26	24	135	832	876
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$40.098	$31.382	$33.363	$28.372	$24.856	$25.312	$22.554	$17.208	$15.247	$15.147
Accumulation unit value at end of period	$42.934	$40.098	$31.382	$33.363	$28.372	$24.856	$25.312	$22.554	$17.208	$15.247
Number of accumulation units outstanding at end of period (in thousands)	23	21	23	27	28	30	33	37	38	37
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.567	$7.503	$7.992	$6.810	$5.978	$6.100	$5.446	$4.163	$3.696	$3.680
Accumulation unit value at end of period	$10.223	$9.567	$7.503	$7.992	$6.810	$5.978	$6.100	$5.446	$4.163	$3.696
Number of accumulation units outstanding at end of period (in thousands)	47	39	43	68	74	83	72	78	483	479
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.650	$19.370	$20.675	$17.652	$15.527	$15.875	$14.202	$10.879	$9.678	$9.820
Accumulation unit value at end of period	$26.288	$24.650	$19.370	$20.675	$17.652	$15.527	$15.875	$14.202	$10.879	$9.678
Number of accumulation units outstanding at end of period (in thousands)	12	13	12	14	15	17	16	21	19	22

APP I-111

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.020	$28.360	$30.333	$25.949	$22.870	$23.430	$21.002	$16.120	$14.370	$14.361
Accumulation unit value at end of period	$38.337	$36.020	$28.360	$30.333	$25.949	$22.870	$23.430	$21.002	$16.120	$14.370
Number of accumulation units outstanding at end of period (in thousands)	18	21	20	18	20	21	25	50	55	56
Hartford Healthcare HLS Fund — Class IA
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$82.891	$61.882	$63.578	$52.002	$56.765	$50.141	$39.359	$25.921	$21.489	$19.799
Accumulation unit value at end of period	$102.038	$82.891	$61.882	$63.578	$52.002	$56.765	$50.141	$39.359	$25.921	$21.489
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.756	$14.800	$15.260	$12.525	$13.720	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.235	$19.756	$14.800	$15.260	$12.525	$13.720	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	39	42	46	51	76	145	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$75.233	$56.446	$58.286	$47.911	$52.561	$46.661	$36.811	$24.364	$20.299	$18.796
Accumulation unit value at end of period	$92.150	$75.233	$56.446	$58.286	$47.911	$52.561	$46.661	$36.811	$24.364	$20.299
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	29	27	31
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$61.231	$46.010	$47.581	$39.170	$43.037	$38.263	$30.231	$20.039	$16.721	$15.506
Accumulation unit value at end of period	$74.887	$61.231	$46.010	$47.581	$39.170	$43.037	$38.263	$30.231	$20.039	$16.721
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$70.297	$52.928	$54.846	$45.241	$49.806	$44.369	$35.125	$23.330	$19.506	$18.125
Accumulation unit value at end of period	$85.804	$70.297	$52.928	$54.846	$45.241	$49.806	$44.369	$35.125	$23.330	$19.506
Number of accumulation units outstanding at end of period (in thousands)	11	10	8	7	6	4	4	3	17	15

APP I-112

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.317	$24.380	$25.315	$20.923	$23.080	$20.602	$16.343	$10.876	$9.112	$9.494
Accumulation unit value at end of period	$39.367	$32.317	$24.380	$25.315	$20.923	$23.080	$20.602	$16.343	$10.876	$9.112
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$55.005	$41.580	$43.260	$35.827	$39.599	$35.419	$28.152	$18.773	$15.759	$14.702
Accumulation unit value at end of period	$66.870	$55.005	$41.580	$43.260	$35.827	$39.599	$35.419	$28.152	$18.773	$15.759
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	6	6	7	7	8	7	5
Hartford MidCap HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$62.786	$47.255	$51.056	$41.020	$36.632	$36.057	$32.375	$23.155	$19.386	$21.053
Accumulation unit value at end of period	$78.549	$62.786	$47.255	$51.056	$41.020	$36.632	$36.057	$32.375	$23.155	$19.386
Number of accumulation units outstanding at end of period (in thousands)	108	162	202	230	277	357	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$61.448	$46.411	$50.321	$40.570	$36.357	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$76.607	$61.448	$46.411	$50.321	$40.570	$36.357	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	55	62	72	84	100	127	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$56.984	$43.104	$46.806	$37.793	$33.919	$33.553	$30.278	$21.764	$18.313	$19.987
Accumulation unit value at end of period	$70.935	$56.984	$43.104	$46.806	$37.793	$33.919	$33.553	$30.278	$21.764	$18.313
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	99	625	612
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$58.240	$44.119	$47.981	$38.800	$34.875	$34.551	$31.225	$22.478	$18.942	$20.705
Accumulation unit value at end of period	$72.389	$58.240	$44.119	$47.981	$38.800	$34.875	$34.551	$31.225	$22.478	$18.942
Number of accumulation units outstanding at end of period (in thousands)	9	9	11	13	15	16	19	19	23	27

APP I-113

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$53.245	$40.417	$44.042	$35.686	$32.140	$31.905	$28.892	$20.840	$17.597	$19.273
Accumulation unit value at end of period	$66.049	$53.245	$40.417	$44.042	$35.686	$32.140	$31.905	$28.892	$20.840	$17.597
Number of accumulation units outstanding at end of period (in thousands)	5	7	7	11	13	13	8	8	8	9
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$52.316	$39.871	$43.623	$35.487	$32.089	$31.982	$29.077	$21.058	$17.852	$19.631
Accumulation unit value at end of period	$64.638	$52.316	$39.871	$43.623	$35.487	$32.089	$31.982	$29.077	$21.058	$17.852
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	6	6	11	12	12	12
Hartford Small Company HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$7.890	$5.759	$6.014	$4.759	$4.664	$5.081	$4.746	$3.287	$2.842	$2.941
Accumulation unit value at end of period	$12.270	$7.890	$5.759	$6.014	$4.759	$4.664	$5.081	$4.746	$3.287	$2.842
Number of accumulation units outstanding at end of period (in thousands)	256	348	395	447	482	668	-	-	1	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.788	$14.495	$15.189	$12.062	$11.861	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.667	$19.788	$14.495	$15.189	$12.062	$11.861	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	36	44	54	72	101	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$7.157	$5.250	$5.510	$4.382	$4.316	$4.726	$4.436	$3.088	$2.683	$2.791
Accumulation unit value at end of period	$11.075	$7.157	$5.250	$5.510	$4.382	$4.316	$4.726	$4.436	$3.088	$2.683
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	5	41	41	235	1,251	1,153
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$46.514	$34.174	$35.918	$28.610	$28.219	$30.944	$29.089	$20.279	$17.651	$18.384
Accumulation unit value at end of period	$71.870	$46.514	$34.174	$35.918	$28.610	$28.219	$30.944	$29.089	$20.279	$17.651
Number of accumulation units outstanding at end of period (in thousands)	8	9	10	10	11	11	11	11	12	14

APP I-114

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$6.685	$4.921	$5.183	$4.136	$4.088	$4.492	$4.231	$2.955	$2.577	$2.690
Accumulation unit value at end of period	$10.308	$6.685	$4.921	$5.183	$4.136	$4.088	$4.492	$4.231	$2.955	$2.577
Number of accumulation units outstanding at end of period (in thousands)	21	31	34	44	43	51	39	37	37	40
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.043	$18.473	$19.494	$15.589	$15.438	$16.997	$16.042	$11.228	$9.812	$10.000
Accumulation unit value at end of period	$38.540	$25.043	$18.473	$19.494	$15.589	$15.438	$16.997	$16.042	$11.228	$9.812
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	3	3	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.783	$30.883	$32.656	$26.167	$25.964	$28.644	$27.088	$18.998	$16.635	$17.430
Accumulation unit value at end of period	$64.174	$41.783	$30.883	$32.656	$26.167	$25.964	$28.644	$27.088	$18.998	$16.635
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	6	7	8	10	16	16	17
Hartford Stock HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$65.595	$49.988	$50.060	$41.770	$38.886	$37.849	$34.004	$25.713	$22.479	$22.728
Accumulation unit value at end of period	$73.517	$65.595	$49.988	$50.060	$41.770	$38.886	$37.849	$34.004	$25.713	$22.479
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$34.287	$26.221	$26.351	$22.064	$20.613	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.294	$34.287	$26.221	$26.351	$22.064	$20.613	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	42	50	53	59	74	84	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.641	$21.170	$21.308	$17.868	$16.717	$16.353	$14.766	$11.221	$9.859	$10.018
Accumulation unit value at end of period	$30.826	$27.641	$21.170	$21.308	$17.868	$16.717	$16.353	$14.766	$11.221	$9.859
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	1	144	144	169

APP I-115

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$32.496	$24.926	$25.125	$21.101	$19.772	$19.370	$17.516	$13.331	$11.731	$11.938
Accumulation unit value at end of period	$36.185	$32.496	$24.926	$25.125	$21.101	$19.772	$19.370	$17.516	$13.331	$11.731
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$55.424	$42.598	$43.025	$36.205	$33.993	$33.368	$30.235	$23.057	$20.330	$20.730
Accumulation unit value at end of period	$61.593	$55.424	$42.598	$43.025	$36.205	$33.993	$33.368	$30.235	$23.057	$20.330
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	2	3	3	3	9	8
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.191	$22.525	$22.843	$19.299	$18.192	$17.929	$16.311	$12.489	$11.055	$11.318
Accumulation unit value at end of period	$32.310	$29.191	$22.525	$22.843	$19.299	$18.192	$17.929	$16.311	$12.489	$11.055
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	11	12	15	14	15	16	17
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$10.816	$10.058	$9.400
Accumulation unit value at end of period	$14.767	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$10.816	$10.058
Number of accumulation units outstanding at end of period (in thousands)	275	298	372	449	530	735	379	347	338	292
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.461	$19.463	$19.691	$18.790	$18.045	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.317	$21.461	$19.463	$19.691	$18.790	$18.045	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	124	131	151	157	194	244	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.161	$21.036	$21.315	$20.370	$19.592	$19.807	$18.799	$19.155	$17.901	$16.816
Accumulation unit value at end of period	$25.126	$23.161	$21.036	$21.315	$20.370	$19.592	$19.807	$18.799	$19.155	$17.901
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	3	8	6	190	514	609

APP I-116

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.340	$18.502	$18.775	$17.970	$17.309	$17.526	$16.659	$17.000	$15.911	$14.968
Accumulation unit value at end of period	$22.033	$20.340	$18.502	$18.775	$17.970	$17.309	$17.526	$16.659	$17.000	$15.911
Number of accumulation units outstanding at end of period (in thousands)	56	55	53	55	57	58	33	35	34	36
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.444	$10.431	$10.606	$10.172	$9.818	$9.960	$9.486	$9.700	$9.097	$8.575
Accumulation unit value at end of period	$12.372	$11.444	$10.431	$10.606	$10.172	$9.818	$9.960	$9.486	$9.700	$9.097
Number of accumulation units outstanding at end of period (in thousands)	71	85	91	99	97	100	141	158	260	245
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.492	$12.322	$12.554	$12.064	$11.667	$11.860	$11.319	$11.596	$10.897	$10.642
Accumulation unit value at end of period	$14.557	$13.492	$12.322	$12.554	$12.064	$11.667	$11.860	$11.319	$11.596	$10.897
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	7	9	9	10	9	38
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.272	$16.721	$17.070	$16.436	$15.927	$16.223	$15.514	$15.926	$14.996	$14.192
Accumulation unit value at end of period	$19.675	$18.272	$16.721	$17.070	$16.436	$15.927	$16.223	$15.514	$15.926	$14.996
Number of accumulation units outstanding at end of period (in thousands)	26	32	31	29	28	31	40	49	53	50
Hartford Ultrashort Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.394	$13.027	$12.826	$12.698	$12.576	$12.561	$12.548	$12.548	$12.548	$12.548
Accumulation unit value at end of period	$13.587	$13.394	$13.027	$12.826	$12.698	$12.576	$12.561	$12.548	$12.548	$12.548
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	3	11	13	7	16	54	37
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.917	$11.632	$11.493	$11.417	$11.348	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.047	$11.917	$11.632	$11.493	$11.417	$11.348	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	99	86	91	96	119	128	-	-	-	-

APP I-117

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.065	$11.793	$11.670	$11.611	$11.557	$11.601	$11.647	$11.706	$11.765	$11.823
Accumulation unit value at end of period	$12.178	$12.065	$11.793	$11.670	$11.611	$11.557	$11.601	$11.647	$11.706	$11.765
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	27	45	136
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.300	$11.063	$10.964	$10.924	$10.890	$10.948	$11.008	$11.080	$11.152	$11.225
Accumulation unit value at end of period	$11.389	$11.300	$11.063	$10.964	$10.924	$10.890	$10.948	$11.008	$11.080	$11.152
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	1	2	2	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$3.687	$3.617	$3.591	$3.586	$3.582	$3.608	$3.635	$3.666	$3.697	$3.729
Accumulation unit value at end of period	$3.708	$3.687	$3.617	$3.591	$3.586	$3.582	$3.608	$3.635	$3.666	$3.697
Number of accumulation units outstanding at end of period (in thousands)	83	34	33	32	31	32	38	40	83	121
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.766	$9.599	$9.552	$9.555	$9.564	$9.652	$9.744	$9.847	$9.951	$9.995
Accumulation unit value at end of period	$9.803	$9.766	$9.599	$9.552	$9.555	$9.564	$9.652	$9.744	$9.847	$9.951
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.151	$9.998	$9.968	$9.992	$10.020	$10.134	$10.251	$10.380	$10.511	$10.643
Accumulation unit value at end of period	$10.170	$10.151	$9.998	$9.968	$9.992	$10.020	$10.134	$10.251	$10.380	$10.511
Number of accumulation units outstanding at end of period (in thousands)	10	6	6	6	6	7	7	9	10	11
APP I-118

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

Mortality and Expense Risk and Administrative Charge of 0.00% — Method Two
(as a percentage of average daily Sub-Account Value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Global Bond Fund
Accumulation unit value at beginning of period	$8.500	$8.170	$8.410	$8.350	$8.160	$8.420	$8.240	$8.620	$8.350	$8.390
Accumulation unit value at end of period	$8.690	$8.500	$8.170	$8.410	$8.350	$8.160	$8.420	$8.240	$8.620	$8.350
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AB High Income Fund
Accumulation unit value at beginning of period	$8.310	$7.790	$8.820	$8.660	$8.020	$8.950	$9.380	$9.500	$8.600	$9.290
Accumulation unit value at end of period	$8.030	$8.310	$7.790	$8.820	$8.660	$8.020	$8.950	$9.380	$9.500	$8.600
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AllianzGI International Value Fund
Accumulation unit value at beginning of period	$19.340	$16.310	$19.770	$16.350	$17.980	$21.360	$23.120	$21.380	$17.940	$22.330
Accumulation unit value at end of period	$20.650	$19.340	$16.310	$19.770	$16.350	$17.980	$21.360	$23.120	$21.380	$17.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Century Equity Income Fund
Accumulation unit value at beginning of period	$9.120	$7.900	$8.910	$8.810	$7.960	$8.750	$8.580	$7.820	$7.270	$7.210
Accumulation unit value at end of period	$9.020	$9.120	$7.900	$8.910	$8.810	$7.960	$8.750	$8.580	$7.820	$7.270
Number of accumulation units outstanding at end of period (in thousands)	-	-	11	10	-	-	-	-	-	-
Ave Maria Growth Fund
Accumulation unit value at beginning of period	$38.000	$28.190	$30.800	$26.440	$25.020	$28.240	$30.190	$23.710	$20.670	$20.560
Accumulation unit value at end of period	$42.720	$38.000	$28.190	$30.800	$26.440	$25.020	$28.240	$30.190	$23.710	$20.670
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ave Maria Rising Dividend Fund
Accumulation unit value at beginning of period	$18.680	$15.830	$18.440	$16.790	$15.580	$17.720	$17.560	$13.490	$12.680	$12.510
Accumulation unit value at end of period	$19.340	$18.680	$15.830	$18.440	$16.790	$15.580	$17.720	$17.560	$13.490	$12.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Ave Maria Value Fund
Accumulation unit value at beginning of period	$19.680	$17.190	$20.880	$19.120	$16.420	$12.100	$14.080	$11.380	$10.990	$10.850
Accumulation unit value at end of period	$20.170	$19.680	$17.190	$20.880	$19.120	$16.420	$12.100	$14.080	$11.380	$10.990
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2025 Fund
Accumulation unit value at beginning of period	$13.290	$11.700	$13.500	$12.640	$12.040	$12.780	$13.100	$12.190	$11.290	$-
Accumulation unit value at end of period	$14.580	$13.290	$11.700	$13.500	$12.640	$12.040	$12.780	$13.100	$12.190	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2035 Fund
Accumulation unit value at beginning of period	$14.270	$12.150	$14.460	$13.260	$12.560	$13.410	$13.770	$12.510	$11.450	$-
Accumulation unit value at end of period	$15.850	$14.270	$12.150	$14.460	$13.260	$12.560	$13.410	$13.770	$12.510	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2045 Fund
Accumulation unit value at beginning of period	$15.270	$12.720	$15.400	$13.870	$13.090	$14.040	$14.390	$12.750	$11.550	$-
Accumulation unit value at end of period	$17.020	$15.270	$12.720	$15.400	$13.870	$13.090	$14.040	$14.390	$12.750	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2055 Fund
Accumulation unit value at beginning of period	$15.820	$13.130	$15.810	$14.250	$13.440	$14.300	$14.620	$12.730	$11.460	$-
Accumulation unit value at end of period	$17.850	$15.820	$13.130	$15.810	$14.250	$13.440	$14.300	$14.620	$12.730	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
BNY Mellon Insight Core Plus Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Calamos Global Equity Fund
Accumulation unit value at beginning of period	$11.560	$9.650	$14.720	$12.000	$12.690	$12.330	$15.330	$13.140	$12.060	$-
Accumulation unit value at end of period	$15.570	$11.560	$9.650	$14.720	$12.000	$12.690	$12.330	$15.330	$13.140	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calamos International Growth Fund
Accumulation unit value at beginning of period	$19.190	$14.840	$21.400	$15.980	$17.030	$16.590	$19.960	$18.040	$-	$-
Accumulation unit value at end of period	$26.230	$19.190	$14.840	$21.400	$15.980	$17.030	$16.590	$19.960	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
ClearBridge Appreciation Fund
Accumulation unit value at beginning of period	$26.270	$21.720	$23.600	$20.970	$19.860	$20.510	$19.350	$15.700	$13.820	$14.820
Accumulation unit value at end of period	$28.870	$26.270	$21.720	$23.600	$20.970	$19.860	$20.510	$19.350	$15.700	$13.820
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
ClearBridge Small Cap Growth Fund
Accumulation unit value at beginning of period	$34.580	$29.730	$32.810	$27.210	$26.490	$28.180	$28.380	$20.100	$20.340	$-
Accumulation unit value at end of period	$46.190	$34.580	$29.730	$32.810	$27.210	$26.490	$28.180	$28.380	$20.100	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Delaware Diversified Income Fund
Accumulation unit value at beginning of period	$8.810	$8.220	$8.730	$8.600	$8.570	$8.970	$8.890	$9.350	$9.180	$-
Accumulation unit value at end of period	$9.460	$8.810	$8.220	$8.730	$8.600	$8.570	$8.970	$8.890	$9.350	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Delaware Extended Duration Bond Fund
Accumulation unit value at beginning of period	$6.960	$6.000	$6.790	$6.270	$6.050	$6.620	$6.230	$6.790	$6.500	$-
Accumulation unit value at end of period	$7.240	$6.960	$6.000	$6.790	$6.270	$6.050	$6.620	$6.230	$6.790	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Domini Impact Equity Fund®
Accumulation unit value at beginning of period	$24.070	$18.740	$47.110	$42.970	$39.670	$45.470	$43.480	$32.940	$29.760	$32.750
Accumulation unit value at end of period	$30.580	$24.070	$18.740	$47.110	$42.970	$39.670	$45.470	$43.480	$32.940	$29.760
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Eaton Vance Atlanta Capital SMID-Cap Fund
Accumulation unit value at beginning of period	$33.520	$26.820	$30.500	$25.420	$23.790	$23.320	$22.960	$17.030	$15.400	$-
Accumulation unit value at end of period	$32.980	$33.520	$26.820	$30.500	$25.420	$23.790	$23.320	$22.960	$17.030	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes Clover Small Value Fund
Accumulation unit value at beginning of period	$20.750	$17.400	$25.930	$27.020	$22.730	$24.840	$25.910	$20.800	$20.090	$-
Accumulation unit value at end of period	$22.620	$20.750	$17.400	$25.930	$27.020	$22.730	$24.840	$25.910	$20.800	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Mutual Global Discovery Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Mutual Shares Fund
Accumulation unit value at beginning of period	$27.260	$24.000	$28.350	$27.970	$25.780	$29.290	$28.120	$22.310	$19.810	$20.640
Accumulation unit value at end of period	$25.040	$27.260	$24.000	$28.350	$27.970	$25.780	$29.290	$28.120	$22.310	$19.810
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Mutual U.S. Value Fund
Accumulation unit value at beginning of period	$34.040	$29.520	$39.250	$37.750	$33.390	$43.580	$51.360	$42.110	$38.870	$47.230
Accumulation unit value at end of period	$32.000	$34.040	$29.520	$39.250	$37.750	$33.390	$43.580	$51.360	$42.110	$38.870
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Small-Mid Cap Growth Fund
Accumulation unit value at beginning of period	$32.730	$29.560	$35.310	$31.620	$32.300	$36.150	$41.000	$33.930	$33.800	$37.310
Accumulation unit value at end of period	$46.830	$32.730	$29.560	$35.310	$31.620	$32.300	$36.150	$41.000	$33.930	$33.800
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Absolute Return Tracker
Accumulation unit value at beginning of period	$9.440	$8.840	$9.310	$9.020	$8.670	$9.010	$9.120	$8.950	$8.790	$9.510
Accumulation unit value at end of period	$9.690	$9.440	$8.840	$9.310	$9.020	$8.670	$9.010	$9.120	$8.950	$8.790
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs Mid Cap Value Fund
Accumulation unit value at beginning of period	$34.180	$26.800	$35.200	$36.790	$32.930	$41.250	$44.080	$39.030	$33.360	$38.950
Accumulation unit value at end of period	$36.900	$34.180	$26.800	$35.200	$36.790	$32.930	$41.250	$44.080	$39.030	$33.360
Number of accumulation units outstanding at end of period (in thousands)	34	39	38	34	37	39	40	36	35	41
Goldman Sachs Satellite Strategies
Accumulation unit value at beginning of period	$8.450	$7.380	$8.450	$7.640	$7.450	$7.890	$8.160	$8.220	$7.390	$8.420
Accumulation unit value at end of period	$8.560	$8.450	$7.380	$8.450	$7.640	$7.450	$7.890	$8.160	$8.220	$7.390
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford AARP Balanced Retirement Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco American Franchise Fund
Accumulation unit value at beginning of period	$21.990	$17.240	$19.710	$16.340	$16.660	$16.670	$16.910	$12.630	$12.880	$-
Accumulation unit value at end of period	$28.660	$21.990	$17.240	$19.710	$16.340	$16.660	$16.670	$16.910	$12.630	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Capital Appreciation Fund
Accumulation unit value at beginning of period	$55.610	$50.530	$58.380	$50.460	$53.920	$59.330	$59.870	$48.380	$42.820	$43.580
Accumulation unit value at end of period	$73.390	$55.610	$50.530	$58.380	$50.460	$53.920	$59.330	$59.870	$48.380	$42.820
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Dividend Income Fund, Inc.
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Equity and Income Fund
Accumulation unit value at beginning of period	$10.290	$9.120	$10.960	$10.560	$9.620	$10.360	$10.660	$9.190	$8.320	$8.590
Accumulation unit value at end of period	$10.960	$10.290	$9.120	$10.960	$10.560	$9.620	$10.360	$10.660	$9.190	$8.320
Number of accumulation units outstanding at end of period (in thousands)	188	216	208	206	237	242	259	2	265	301
Invesco Global Fund
Accumulation unit value at beginning of period	$95.930	$73.910	$95.980	$74.720	$75.120	$76.020	$78.780	$64.500	$54.040	$60.370
Accumulation unit value at end of period	$115.590	$95.930	$73.910	$95.980	$74.720	$75.120	$76.020	$78.780	$64.500	$54.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Gold & Special Minerals Fund
Accumulation unit value at beginning of period	$20.910	$14.330	$16.500	$14.500	$10.430	$13.570	$16.440	$31.510	$34.680	$49.840
Accumulation unit value at end of period	$28.010	$20.910	$14.330	$16.500	$14.500	$10.430	$13.570	$16.440	$31.510	$34.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco International Diversified Fund
Accumulation unit value at beginning of period	$18.880	$15.480	$18.280	$13.860	$13.830	$13.870	$14.890	$12.060	$10.320	$-
Accumulation unit value at end of period	$22.410	$18.880	$15.480	$18.280	$13.860	$13.830	$13.870	$14.890	$12.060	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Rising Dividends Fund
Accumulation unit value at beginning of period	$20.730	$16.670	$19.350	$18.220	$18.510	$19.990	$19.720	$18.170	$-	$-
Accumulation unit value at end of period	$22.870	$20.730	$16.670	$19.350	$18.220	$18.510	$19.990	$19.720	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Small Cap Growth Fund
Accumulation unit value at beginning of period	$32.947	$26.497	$29.128	$32.660	$32.030	$35.950	$39.680	$30.000	$27.710	$28.590
Accumulation unit value at end of period	$51.764	$32.947	$26.497	$29.128	$32.660	$32.030	$35.950	$39.680	$30.000	$27.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Technology Fund
Accumulation unit value at beginning of period	$49.600	$40.190	$43.970	$33.970	$36.680	$36.780	$38.050	$33.350	$31.370	$32.420
Accumulation unit value at end of period	$67.560	$49.600	$40.190	$43.970	$33.970	$36.680	$36.780	$38.050	$33.350	$31.370
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson Forty Fund
Accumulation unit value at beginning of period	$35.900	$28.220	$30.410	$27.110	$28.330	$29.380	$40.480	$37.950	$30.770	$33.290
Accumulation unit value at end of period	$45.870	$35.900	$28.220	$30.410	$27.110	$28.330	$29.380	$40.480	$37.950	$30.770
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Janus Henderson Global Research Fund
Accumulation unit value at beginning of period	$85.420	$69.630	$79.930	$63.410	$62.670	$64.730	$60.910	$47.990	$40.420	$47.220
Accumulation unit value at end of period	$98.960	$85.420	$69.630	$79.930	$63.410	$62.670	$64.730	$60.910	$47.990	$40.420
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Janus Henderson Overseas Fund
Accumulation unit value at beginning of period	$34.110	$27.370	$32.650	$25.330	$27.530	$31.440	$36.730	$34.030	$31.280	$50.540
Accumulation unit value at end of period	$39.430	$34.110	$27.370	$32.650	$25.330	$27.530	$31.440	$36.730	$34.030	$31.280
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
John Hancock New Opportunities Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan Large Cap Growth Fund
Accumulation unit value at beginning of period	$39.960	$32.660	$37.610	$31.600	$35.470	$34.530	$31.780	$24.830	$-	$-
Accumulation unit value at end of period	$58.960	$39.960	$32.660	$37.610	$31.600	$35.470	$34.530	$31.780	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2020 Fund
Accumulation unit value at beginning of period	$17.560	$17.570	$19.730	$18.060	$17.570	$18.310	$17.850	$16.250	$14.550	$15.900
Accumulation unit value at end of period	$18.420	$17.560	$17.570	$19.730	$18.060	$17.570	$18.310	$17.850	$16.250	$14.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	5	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2025 Fund
Accumulation unit value at beginning of period	$18.010	$17.260	$19.530	$17.500	$17.000	$17.740	$17.220	$15.390	$13.580	$15.220
Accumulation unit value at end of period	$19.180	$18.010	$17.260	$19.530	$17.500	$17.000	$17.740	$17.220	$15.390	$13.580
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2030 Fund
Accumulation unit value at beginning of period	$19.130	$18.600	$21.370	$18.760	$18.210	$19.070	$18.500	$16.080	$14.040	$15.990
Accumulation unit value at end of period	$20.590	$19.130	$18.600	$21.370	$18.760	$18.210	$19.070	$18.500	$16.080	$14.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	40	19	17	1	-	-	-	-
JPMorgan SmartRetirement® 2035 Fund
Accumulation unit value at beginning of period	$19.930	$17.950	$20.790	$17.980	$17.410	$18.260	$17.680	$15.200	$13.160	$15.210
Accumulation unit value at end of period	$21.700	$19.930	$17.950	$20.790	$17.980	$17.410	$18.260	$17.680	$15.200	$13.160
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	-	-	-	-	-
JPMorgan SmartRetirement® 2040 Fund
Accumulation unit value at beginning of period	$21.320	$19.210	$22.520	$19.280	$18.610	$19.560	$18.960	$16.070	$13.890	$16.010
Accumulation unit value at end of period	$23.330	$21.320	$19.210	$22.520	$19.280	$18.610	$19.560	$18.960	$16.070	$13.890
Number of accumulation units outstanding at end of period (in thousands)	-	-	6	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2045 Fund
Accumulation unit value at beginning of period	$20.710	$18.330	$21.420	$18.270	$17.640	$18.510	$17.920	$15.280	$13.200	$15.250
Accumulation unit value at end of period	$22.850	$20.710	$18.330	$21.420	$18.270	$17.640	$18.510	$17.920	$15.280	$13.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2050 Fund
Accumulation unit value at beginning of period	$20.830	$18.360	$21.390	$18.230	$17.620	$18.480	$17.890	$15.270	$13.200	$15.270
Accumulation unit value at end of period	$22.960	$20.830	$18.360	$21.390	$18.230	$17.620	$18.480	$17.890	$15.270	$13.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2055 Fund
Accumulation unit value at beginning of period	$23.930	$20.680	$23.880	$20.290	$19.560	$20.420	$19.580	$16.410	$15.660	$-
Accumulation unit value at end of period	$26.530	$23.930	$20.680	$23.880	$20.290	$19.560	$20.420	$19.580	$16.410	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	1	1	-	-	-
JPMorgan SmartRetirement® 2060 Fund
Accumulation unit value at beginning of period	$18.930	$15.780	$17.990	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.040	$18.930	$15.780	$17.990	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® Income Fund
Accumulation unit value at beginning of period	$16.570	$16.740	$18.580	$17.360	$16.900	$17.530	$17.140	$16.370	$15.240	$16.090
Accumulation unit value at end of period	$17.350	$16.570	$16.740	$18.580	$17.360	$16.900	$17.530	$17.140	$16.370	$15.240
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
LKCM Aquinas Catholic Equity Fund
Accumulation unit value at beginning of period	$15.060	$12.800	$17.190	$15.400	$15.170	$16.870	$17.990	$14.180	$12.720	$12.680
Accumulation unit value at end of period	$17.530	$15.060	$12.800	$17.190	$15.400	$15.170	$16.870	$17.990	$14.180	$12.720
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Massachusetts Investors Growth Stock Fund
Accumulation unit value at beginning of period	$32.950	$25.320	$27.810	$23.090	$23.020	$24.530	$22.830	$17.820	$15.370	$15.260
Accumulation unit value at end of period	$37.500	$32.950	$25.320	$27.810	$23.090	$23.020	$24.530	$22.830	$17.820	$15.370
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Core Equity Fund
Accumulation unit value at beginning of period	$34.980	$26.850	$30.950	$26.570	$24.780	$27.610	$26.940	$20.210	$17.430	$17.730
Accumulation unit value at end of period	$40.830	$34.980	$26.850	$30.950	$26.570	$24.780	$27.610	$26.940	$20.210	$17.430
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® High Income Fund
Accumulation unit value at beginning of period	$3.460	$3.170	$3.440	$3.400	$3.170	$3.480	$3.600	$3.590	$3.360	$3.460
Accumulation unit value at end of period	$3.450	$3.460	$3.170	$3.440	$3.400	$3.170	$3.480	$3.600	$3.590	$3.360
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Mid Cap Growth Fund
Accumulation unit value at beginning of period	$21.020	$15.430	$15.990	$13.820	$13.990	$13.810	$13.660	$9.980	$8.590	$9.150
Accumulation unit value at end of period	$28.200	$21.020	$15.430	$15.990	$13.820	$13.990	$13.810	$13.660	$9.980	$8.590
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® New Discovery Fund
Accumulation unit value at beginning of period	$27.820	$21.410	$27.220	$23.880	$22.520	$23.010	$26.900	$20.930	$17.320	$27.000
Accumulation unit value at end of period	$36.090	$27.820	$21.410	$27.220	$23.880	$22.520	$23.010	$26.900	$20.930	$17.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Utilities Fund
Accumulation unit value at beginning of period	$22.760	$19.510	$20.170	$18.070	$16.830	$21.520	$20.850	$18.620	$16.950	$16.420
Accumulation unit value at end of period	$22.750	$22.760	$19.510	$20.170	$18.070	$16.830	$21.520	$20.850	$18.620	$16.950
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Value Fund
Accumulation unit value at beginning of period	$44.430	$35.320	$40.570	$36.050	$32.790	$34.940	$33.200	$25.350	$22.380	$22.810
Accumulation unit value at end of period	$44.850	$44.430	$35.320	$40.570	$36.050	$32.790	$34.940	$33.200	$25.350	$22.380
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund
Accumulation unit value at beginning of period	$37.720	$32.740	$38.190	$19.260	$18.920	$21.130	$22.750	$18.340	$16.700	$17.370
Accumulation unit value at end of period	$42.340	$37.720	$32.740	$38.190	$19.260	$18.920	$21.130	$22.750	$18.340	$16.700
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Nuveen NWQ International Value Fund
Accumulation unit value at beginning of period	$24.220	$21.100	$26.150	$22.340	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.630	$24.220	$21.100	$26.150	$22.340	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Nuveen Santa Barbara Dividend Growth Fund
Accumulation unit value at beginning of period	$44.740	$36.960	$41.080	$35.840	$32.630	$35.720	$33.100	$28.030	$-	$-
Accumulation unit value at end of period	$46.770	$44.740	$36.960	$41.080	$35.840	$32.630	$35.720	$33.100	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
PGIM Jennison Natural Resources Fund, Inc.
Accumulation unit value at beginning of period	$31.660	$27.700	$38.950	$37.110	$27.970	$39.620	$49.490	$45.090	$48.490	$-
Accumulation unit value at end of period	$34.720	$31.660	$27.700	$38.950	$37.110	$27.970	$39.620	$49.490	$45.090	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
PIMCO Total Return ESG Fund
Accumulation unit value at beginning of period	$9.290	$8.830	$9.130	$8.920	$8.920	$9.300	$9.380	$9.890	$9.640	$-
Accumulation unit value at end of period	$9.670	$9.290	$8.830	$9.130	$8.920	$8.920	$9.300	$9.380	$9.890	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Pioneer Fundamental Growth Fund
Accumulation unit value at beginning of period	$26.820	$21.160	$22.500	$19.210	$18.950	$18.580	$16.760	$13.720	$-	$-
Accumulation unit value at end of period	$31.130	$26.820	$21.160	$22.500	$19.210	$18.950	$18.580	$16.760	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Templeton Foreign Fund
Accumulation unit value at beginning of period	$7.270	$6.680	$8.070	$6.990	$6.380	$6.970	$8.310	$6.870	$5.920	$6.980
Accumulation unit value at end of period	$7.140	$7.270	$6.680	$8.070	$6.990	$6.380	$6.970	$8.310	$6.870	$5.920
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Balanced Income Fund
Accumulation unit value at beginning of period	$15.000	$13.030	$14.680	$13.890	$12.950	$13.550	$13.110	$12.150	$11.200	$11.250
Accumulation unit value at end of period	$15.670	$15.000	$13.030	$14.680	$13.890	$12.950	$13.550	$13.110	$12.150	$11.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford High Yield Fund
Accumulation unit value at beginning of period	$7.480	$6.850	$7.470	$7.330	$6.810	$7.450	$7.650	$7.620	$7.370	$-
Accumulation unit value at end of period	$7.670	$7.480	$6.850	$7.470	$7.330	$6.810	$7.450	$7.650	$7.620	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford MidCap Value Fund
Accumulation unit value at beginning of period	$16.140	$12.720	$16.800	$15.210	$14.440	$15.840	$16.560	$13.590	$11.050	$13.280
Accumulation unit value at end of period	$16.140	$16.140	$12.720	$16.800	$15.210	$14.440	$15.840	$16.560	$13.590	$11.050
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Bond Index Fund
Accumulation unit value at beginning of period	$11.110	$10.530	$10.830	$10.730	$10.720	$10.920	$10.540	$11.000	$10.800	$-
Accumulation unit value at end of period	$11.600	$11.110	$10.530	$10.830	$10.730	$10.720	$10.920	$10.540	$11.000	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Accumulation unit value at beginning of period	$23.710	$18.480	$19.960	$16.840	$15.300	$15.740	$14.330	$10.960	$9.950	$-
Accumulation unit value at end of period	$28.240	$23.710	$18.480	$19.960	$16.840	$15.300	$15.740	$14.330	$10.960	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TIAA-CREF Large-Cap Growth Index Fund
Accumulation unit value at beginning of period	$36.650	$27.550	$29.050	$22.760	$21.550	$20.990	$19.150	$14.610	$13.300	$-
Accumulation unit value at end of period	$49.730	$36.650	$27.550	$29.050	$22.760	$21.550	$20.990	$19.150	$14.610	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Accumulation unit value at beginning of period	$20.680	$17.520	$19.930	$18.320	$16.110	$17.910	$16.520	$13.080	$12.110	$-
Accumulation unit value at end of period	$20.800	$20.680	$17.520	$19.930	$18.320	$16.110	$17.910	$16.520	$13.080	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Accumulation unit value at beginning of period	$17.790	$15.770	$19.180	$17.430	$16.260	$18.750	$18.480	$15.050	$13.340	$13.270
Accumulation unit value at end of period	$19.440	$17.790	$15.770	$19.180	$17.430	$16.260	$18.750	$18.480	$15.050	$13.340
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Virtus Ceredex Large-Cap Value Equity Fund
Accumulation unit value at beginning of period	$13.700	$11.210	$16.200	$16.430	$14.510	$16.810	$16.650	$14.140	$12.370	$13.720
Accumulation unit value at end of period	$13.290	$13.700	$11.210	$16.200	$16.430	$14.510	$16.810	$16.650	$14.140	$12.370
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Blackrock S&P 500 Index V.I. Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP Freedom 2015 Portfolio
Accumulation unit value at beginning of period	$13.120	$12.200	$13.610	$12.330	$12.190	$12.520	$12.370	$11.170	$10.340	$10.650
Accumulation unit value at end of period	$14.040	$13.120	$12.200	$13.610	$12.330	$12.190	$12.520	$12.370	$11.170	$10.340
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP Freedom 2020 Portfolio
Accumulation unit value at beginning of period	$13.920	$12.500	$13.940	$12.490	$12.380	$12.700	$12.540	$11.160	$10.170	$10.550
Accumulation unit value at end of period	$14.920	$13.920	$12.500	$13.940	$12.490	$12.380	$12.700	$12.540	$11.160	$10.170
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-12

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Freedom 2025 Portfolio
Accumulation unit value at beginning of period	$15.210	$13.110	$14.540	$12.870	$12.740	$13.090	$12.920	$11.140	$9.970	$10.440
Accumulation unit value at end of period	$16.690	$15.210	$13.110	$14.540	$12.870	$12.740	$13.090	$12.920	$11.140	$9.970
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP Freedom 2030 Portfolio
Accumulation unit value at beginning of period	$15.190	$12.910	$14.600	$12.690	$12.620	$12.950	$12.780	$10.830	$9.670	$10.180
Accumulation unit value at end of period	$16.730	$15.190	$12.910	$14.600	$12.690	$12.620	$12.950	$12.780	$10.830	$9.670
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP Freedom Income Portfolio
Accumulation unit value at beginning of period	$11.830	$11.030	$11.590	$10.930	$10.740	$10.990	$10.850	$10.540	$10.180	$10.240
Accumulation unit value at end of period	$12.680	$11.830	$11.030	$11.590	$10.930	$10.740	$10.990	$10.850	$10.540	$10.180
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 20% Portfolio
Accumulation unit value at beginning of period	$11.150	$10.720	$11.600	$11.010	$11.000	$11.490	$11.320	$11.080	$10.670	$10.620
Accumulation unit value at end of period	$11.860	$11.150	$10.720	$11.600	$11.010	$11.000	$11.490	$11.320	$11.080	$10.670
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 50% Portfolio
Accumulation unit value at beginning of period	$12.230	$11.640	$13.480	$11.990	$11.820	$12.350	$11.980	$10.590	$9.750	$10.010
Accumulation unit value at end of period	$13.510	$12.230	$11.640	$13.480	$11.990	$11.820	$12.350	$11.980	$10.590	$9.750
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 60% Portfolio
Accumulation unit value at beginning of period	$10.170	$10.200	$12.470	$11.010	$11.040	$11.950	$11.790	$10.430	$9.510	$9.880
Accumulation unit value at end of period	$11.310	$10.170	$10.200	$12.470	$11.010	$11.040	$11.950	$11.790	$10.430	$9.510
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Fidelity® VIP FundsManager 70% Portfolio
Accumulation unit value at beginning of period	$12.310	$11.660	$13.990	$11.930	$12.020	$12.370	$11.980	$10.020	$9.020	$9.460
Accumulation unit value at end of period	$13.830	$12.310	$11.660	$13.990	$11.930	$12.020	$12.370	$11.980	$10.020	$9.020
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-13

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP FundsManager 85% Portfolio
Accumulation unit value at beginning of period	$12.200	$11.590	$14.240	$11.760	$11.830	$12.410	$12.030	$9.600	$8.550	$9.170
Accumulation unit value at end of period	$13.760	$12.200	$11.590	$14.240	$11.760	$11.830	$12.410	$12.030	$9.600	$8.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Balanced HLS Fund
Accumulation unit value at beginning of period	$30.270	$27.470	$31.020	$27.460	$26.620	$27.090	$25.110	$21.031	$19.339	$19.322
Accumulation unit value at end of period	$31.560	$30.270	$27.470	$31.020	$27.460	$26.620	$27.090	$25.110	$21.031	$19.339
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Capital Appreciation HLS Fund
Accumulation unit value at beginning of period	$46.050	$39.890	$48.160	$42.050	$44.440	$54.710	$59.650	$43.374	$37.197	$42.360
Accumulation unit value at end of period	$51.850	$46.050	$39.890	$48.160	$42.050	$44.440	$54.710	$59.650	$43.374	$37.197
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Disciplined Equity HLS Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Dividend and Growth HLS Fund
Accumulation unit value at beginning of period	$22.080	$19.910	$23.950	$22.100	$22.090	$26.450	$27.050	$21.462	$19.336	$19.499
Accumulation unit value at end of period	$22.190	$22.080	$19.910	$23.950	$22.100	$22.090	$26.450	$27.050	$21.462	$19.336
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Hartford Healthcare HLS Fund
Accumulation unit value at beginning of period	$23.670	$20.560	$22.460	$21.460	$30.320	$30.020	$25.670	$18.108	$15.070	$13.892
Accumulation unit value at end of period	$23.880	$23.670	$20.560	$22.460	$21.460	$30.320	$30.020	$25.670	$18.108	$15.070
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford MidCap HLS Fund
Accumulation unit value at beginning of period	$38.170	$33.770	$40.100	$33.830	$33.660	$37.280	$37.870	$28.155	$23.766	$26.014
Accumulation unit value at end of period	$43.440	$38.170	$33.770	$40.100	$33.830	$33.660	$37.280	$37.870	$28.155	$23.766
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-14

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Small Company HLS Fund
Accumulation unit value at beginning of period	$20.450	$18.380	$20.420	$16.160	$17.520	$23.330	$26.430	$19.737	$17.069	$17.663
Accumulation unit value at end of period	$27.440	$20.450	$18.380	$20.420	$16.160	$17.520	$23.330	$26.430	$19.737	$17.069
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Stock HLS Fund
Accumulation unit value at beginning of period	$92.580	$78.100	$79.570	$67.550	$64.050	$63.490	$58.070	$44.730	$39.948	$40.984
Accumulation unit value at end of period	$95.520	$92.580	$78.100	$79.570	$67.550	$64.050	$63.490	$58.070	$44.730	$39.948
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Total Return Bond HLS Fund
Accumulation unit value at beginning of period	$11.440	$10.750	$11.320	$11.090	$10.930	$11.630	$11.350	$11.994	$11.633	$10.896
Accumulation unit value at end of period	$11.980	$11.440	$10.750	$11.320	$11.090	$10.930	$11.630	$11.350	$11.994	$11.633
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	3	4	4	4	4	4	4
Hartford Ultrashort Bond HLS Fund
Accumulation unit value at beginning of period	$10.190	$10.100	$10.060	$10.040	$9.990	$10.010	$10.000	$10.000	$10.000	$10.000
Accumulation unit value at end of period	$10.090	$10.190	$10.100	$10.060	$10.040	$9.990	$10.010	$10.000	$10.000	$10.000
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-15

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven PremierSolutions Standard(Series II) Sub‑Administered by Great‑West Life & Annuity Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
AB Global Bond Fund — Class A

●
AB Global Risk Allocation Fund — Class A

●
AB High Income Fund — Class A

●
AB International Value Fund — Class A

●
American Century Ginnie Mae Fund — Class A

●
American Century Heritage Fund — Class A

●
American Century Small Cap Value Fund — Class A

●
American Century Small Company Fund — Class A

●
American Century Ultra® Fund — Class A

●
American Funds Capital World Growth and Income FundSM — Class R3

●
American Funds EuroPacific Growth Fund® — Class R3

●
American Funds New World Fund® — Class R-3

●
American Funds The Growth Fund of America® — Class R3

●
Ariel Appreciation Fund — Investor Class

●
Ariel Fund — Investor Class

●
Artisan Mid Cap Value Fund — Investor Class

●
Ave Maria Growth Fund

●
Ave Maria Rising Dividend Fund

●
Ave Maria Value Fund

●
Baron Small Cap Fund — Retail Shares

●
BlackRock LifePath® Dynamic 2030 Fund — Institutional Shares

●
BlackRock LifePath® Dynamic 2040 Fund — Institutional Shares

●
BlackRock LifePath® Dynamic 2050 Fund — Institutional Shares

●
BlackRock LifePath® Dynamic Retirement Fund — Institutional Shares

●
BNY Mellon Midcap Index Fund, Inc.

●
BNY Mellon Smallcap Stock Index Fund — Class INV

●
Calamos Global Equity Fund — Class A

●
Calamos International Growth Fund — Class A

●
Calvert Equity Fund — Class A

●
ClearBridge Appreciation Fund — Class A

●
ClearBridge International Small Cap Fund — Class A

●
ClearBridge Small Cap Growth Fund — Class A

●
ClearBridge Value Trust — Class FI

●
CRM Mid Cap Value Fund — Investor Shares

●
Davis New York Venture Fund — Class A

●
Delaware Diversified Income Fund — Class A

●
Delaware Extended Duration Bond Fund — Class A

●
Domini Impact Equity Fund® — Investor Class

●
Eaton Vance-Atlanta Capital SMID-Cap Fund — Class A

●
Federated Hermes Clover Small Value Fund — Class A

●
Fidelity Advisor® Real Estate Fund — Class M

●
Franklin Mutual Global Discovery Fund — Class A

●
Franklin Small Cap Value Fund — Class A

●
Goldman Sachs Absolute Return Tracker — Class A

●
Goldman Sachs Government Income Fund — Class A

●
Goldman Sachs High Yield Fund — Class A

●
Goldman Sachs Mid Cap Value Fund — Class A

●
Goldman Sachs Satellite Strategies — Class A

●
Hartford AARP Balanced Retirement Fund — Class R4

●
Hartford Balanced HLS Fund — Class IA

●
Hartford Disciplined Equity HLS Fund — Class IA

●
Hartford Dividend and Growth HLS Fund — Class IA

●
Hartford Global Impact Fund — Class R4

●
Hartford International Opportunities HLS Fund — Class IA

●
Hartford Small Cap Growth HLS Fund — Class IA

●
Hartford Total Return Bond HLS Fund — Class IA

●
Hotchkis and Wiley Large Cap Value Fund — Class A

●
Invesco American Franchise Fund — Class A

●
Invesco Balanced-Risk Commodity Strategy Fund — Class A

●
Invesco Comstock Fund — Class A

●
Invesco Developing Markets Fund — Class A

●
Invesco Dividend Income Fund — Class A

●
Invesco Equity and Income Fund — Class A

●
Invesco Global Opportunities Fund — Class A

●
Invesco Intermediate Bond Factor Fund — Class A

●
Invesco International Diversified Fund — Class A

●
Invesco Real Estate Fund — Class A

●
Invesco Rising Dividends Fund — Class A

●
Ivy Small Cap Growth Fund — Class Y

●
JPMorgan Large Cap Growth Fund — Class A

●
JPMorgan SmartRetirement® 2020 Fund — Class A

●
JPMorgan SmartRetirement® 2025 Fund — Class A

●
JPMorgan SmartRetirement® 2030 Fund — Class A

●
JPMorgan SmartRetirement® 2035 Fund — Class A

●
JPMorgan SmartRetirement® 2040 Fund — Class A

●
JPMorgan SmartRetirement® 2045 Fund — Class A

●
JPMorgan SmartRetirement® 2050 Fund — Class A

●
JPMorgan SmartRetirement® 2055 Fund — Class A

●
JPMorgan SmartRetirement® 2060 Fund — Class A

●
JPMorgan SmartRetirement® Income Fund — Class A

●
Keeley Small Cap Dividend Value Fund — Class A

●
LKCM Aquinas Catholic Equity Fund

●
Lord Abbett Value Opportunities Fund — Class P

●
MassMutual Blue Chip Growth Fund — Class R4

●
MassMutual Disciplined Growth Fund — Class R4

●
MassMutual Diversified Value Fund — Class R4

●
MassMutual Equity Opportunities Fund — Class R4

●
MassMutual Fundamental Value Fund — Class R4

●
MassMutual Global Fund — Class R4

●
MassMutual Growth Opportunities Fund — Class R4

●
MassMutual International Equity Fund — Class R4

●
MassMutual Main Street Fund — Class R4

●
MassMutual Mid Cap Growth Fund — Class R4

●
MassMutual Overseas Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4

●
MassMutual Select BlackRock Global Allocation Fund — Class R4

●
MassMutual Short-Duration Bond Fund — Class R4

●
MassMutual Small Cap Growth Equity Fund — Class R4

●
MassMutual Small Cap Opportunities Fund — Class R4

●
MassMutual Small Company Value Fund — Class R4

●
MassMutual Strategic Bond Fund — Class R4

●
MassMutual Strategic Emerging Markets Fund — Class R4

●
MassMutual Total Return Bond Fund — Class R4

●
MFS® Government Securities Fund — Class R3

●
MFS® International Intrinsic Value Fund — Class R3

●
MFS® International New Discovery Fund — Class A

●
MFS® New Discovery Fund — Class R3

●
MM MSCI EAFE® International Index Fund — Class R4

●
MM Russell 2000® Small Cap Index Fund — Class R4

●
MM S&P 500® Index Fund — Class R4

●
MM S&P® Mid Cap Index Fund — Class R4

●
Neuberger Berman Sustainable Equity Fund — Class A

●
Neuberger Berman Sustainable Equity Fund — Trust Class

●
NexPoint Merger Arbitrage Fund — Class A

●
Nuveen NWQ International Value Fund — Class A

●
Nuveen Santa Barbara Dividend Growth Fund — Class A

●
Oakmark Equity and Income Fund — Service Class

●
PGIM Jennison Natural Resources Fund, Inc. — Class A

●
PIMCO Real Return Fund — Class A

●
PIMCO Total Return ESG Fund — Admin Class

●
PIMCO Total Return Fund — Class A

●
Pioneer Fundamental Growth Fund — Class A

●
Royce Smaller-Companies Growth Fund — Service Class

●
SSgA S&P 500 Index Fund — Class N

●
Templeton Growth Fund, Inc. — Class A

●
The Hartford Balanced Income Fund — Class R4

●
The Hartford High Yield Fund — Class R4

●
The Hartford MidCap Value Fund — Class R4

●
TIAA-CREF Bond Index Fund — Retirement Class

●
TIAA-CREF Equity Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Value Index Fund — Retirement Class

●
Timothy Plan Large/Mid-Cap Value Fund — Class A

●
Victory Diversified Stock Fund — Class A

●
Victory Munder Mid-Cap Core Growth Fund — Class A

●
Victory Special Value Fund — Class A

●
Virtus Ceredex Large Cap Value Equity Fund — Class A

●
Virtus NFJ International Value Fund — Class A

2

For more information on the underlying Funds see the section entitled “The Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2021
Statement of Additional Information Dated: May 1, 2021
3

4

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: Empower Retirement, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant’s Account under a Contract.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
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Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
6

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Transfer Fee(1)	$5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(2)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(3)	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(3)(4)*	$50

(1)
The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2)
Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3)
This is the maximum fee we would charge. (See “May I request a Loan from my Participant Account?”)

(4)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

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Annual Maintenance Fee(5)	$30
Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(6)
Before Annuity Commencement Date:
Range of Mortality and Expense Risk and Administrative Charge based on total value of Participant Accounts under a Contract(7)	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over.	0.00%
After Annuity Commencement Date:
Mortality and Expense Risk and Administrative Charge
All Participant Accounts.	1.25%
We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.

(5)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(6)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

(7)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

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This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.19%	1.81%†

†
The maximum rate does not reflect the contractual fee waiver received from the fund company.

The BlackRock Lifepath® Dynamic Retirement Funds, JPMorgan SmartRetirement® Funds, and MassMutual RetireSMARTSM by JPMorgan Funds are referred to as “funds of funds,” and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the underlying Funds and the actual expenses of the underlying Funds.
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EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$800	$1,329	$1,866	$3,669	$314	$1,016	$1,738	$3,639	$344	$1,046	$1,768	$3,669
1.05%	$780	$1,270	$1,768	$3,478	$293	$955	$1,639	$3,448	$323	$985	$1,669	$3,478
0.85%	$761	$1,211	$1,668	$3,284	$273	$894	$1,538	$3,254	$303	$924	$1,568	$3,284
0.75%	$751	$1,182	$1,617	$3,185	$262	$864	$1,488	$3,155	$292	$894	$1,518	$3,185
0.65%	$742	$1,152	$1,567	$3,086	$252	$833	$1,437	$3,056	$282	$863	$1,467	$3,086
0.50%	$727	$1,108	$1,490	$2,935	$237	$787	$1,361	$2,905	$267	$817	$1,391	$2,935
0.35%	$712	$1,063	$1,413	$2,781	$221	$741	$1,284	$2,751	$251	$771	$1,314	$2,781
0.15%	$693	$1,003	$1,310	$2,573	$201	$679	$1,180	$2,543	$231	$709	$1,210	$2,573
0.00%	$678	$958	$1,232	$2,414	$186	$633	$1,102	$2,384	$216	$663	$1,132	$2,414
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
10

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant’s Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See “Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?”)
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
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Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:
Total Value of Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, Administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
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Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
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When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the separate account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution, signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This
14

registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
AB Global Bond Fund — Class A	To generate income consistent with preservation of capital.	AllianceBernstein, L.P.
AB Global Risk Allocation Fund — Class A	Total return consistent with reasonable risks through a combination of income and long-term growth of capital.	AllianceBernstein, L.P.
AB High Income Fund — Class A	Seeks to maximize total returns from price appreciation and income.	AllianceBernstein, L.P.
AB International Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
American Century Ginnie Mae Fund — Class A	Seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.	American Century Investment Management, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Century Heritage Fund — Class A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century Small Cap Value Fund — Class A	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century Small Company Fund — Class A	Seeks long-term capital growth by investing primarily in common stocks of small companies.	American Century Investment Management, Inc.
American Century Ultra®Fund — Class A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Funds Capital World Growth and Income FundSM — Class R3	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management Company
American Funds EuroPacific Growth Fund® — Class R3	Seeks to achieve long-term growth of capital.	Capital Research and Management Company
American Funds New World Fund® — Class R-3	Long-term capital appreciation.	Capital Research and Management Company
American Funds The Growth Fund of America® — Class R3	Seeks to provide growth of capital.	Capital Research and Management Company
Ariel Appreciation Fund — Investor Class	Seeks long-term capital appreciation.	Ariel Investments, LLC
Ariel Fund — Investor Class	Seeks long-term capital appreciation.	Ariel Investments, LLC
Artisan Mid Cap Value Fund — Investor Class	Seeks maximum long-term capital growth.	Artisan Partners Limited Partnership
Ave Maria Growth Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Rising Dividend Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Value Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Baron Small Cap Fund — Retail Shares	Seeks capital appreciation through investments primarily in securities of small-sized companies.	BAMCO, Inc.
BlackRock LifePath® Dynamic 2030 Fund — Institutional Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2040 Fund — Institutional Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2050 Fund — Institutional Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
16

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock LifePath® Dynamic Retirement Fund — Institutional Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BNY Mellon Midcap Index Fund, Inc. —- Investor Class	Seeks to match the performance of the Standard & Poor’s MidCap 400® Index.	BNY Mellon Investment Adviser, Inc.
Closed to Contracts issued on or about 6/1/2014.
BNY Mellon Smallcap Stock Index Fund —	Seeks to match the performance of the S&P Small Cap 600® Index.	BNY Mellon Investment Adviser, Inc.
Calamos Global Equity Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calamos International Growth Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calvert Equity Fund — Class A	Seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.	Calvert Research and Management Sub-advised by Atlanta Capital Management Company, LLC.
ClearBridge Appreciation Fund — Class A	Seeks to provide long-term appreciation of shareholder’s capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge International Small Cap Fund — Class A	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Small Cap Growth Fund — Class A	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Value Trust — Class FI	Seeks long-term capital growth.	ClearBridge Investments, LLC
CRM Mid Cap Value Fund — Investor Shares	Seeks long-term capital appreciation.	Cramer Rosenthal McGlynn, LLC
Davis New York Venture Fund — Class A	Long-term growth of capital.	Davis Selected Advisers, L.P. Sub-advised by Davis Selected Advisers – NY, Inc.
Delaware Diversified Income Fund — Class A	Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Management Company
Delaware Extended Duration Bond Fund — Class A	Seeks to provide investors with total return.	Delaware Management Company
Domini Impact Equity Fund® — Investor Class	Seeks to provide its shareholders with long-term total return.	Domini Impact Investments, LLC Sub-advised by SSGA Funds Management, Inc.
Eaton Vance-Atlanta Capital SMIDCap Fund — Class A	Seeks long-term capital growth.	Boston Management and Research Sub-advised by Atlanta Capital Management Company, LLC
Federated Hermes Clover Small Value Fund — Class A	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania
Formerly Federated Clover Small Value Fund — Class A
Fidelity Advisor® Real Estate Fund — Class M	Seeks above-average income and long-term capital growth.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
17

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Mutual Global Discovery Fund — Class A	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value Fund — Class A	Seeks long-term total return.	Franklin Advisory Services, LLC
Goldman Sachs Absolute Return Tracker — Class A	Seeks to deliver long-term total return.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Government Income Fund — Class A	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs High Yield Fund — Class A	Seeks a high level of current income and may also consider the potential for capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Mid Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Satellite Strategies — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Hartford AARP Balanced Retirement Fund — Class R4	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Global Impact Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hotchkis and Wiley Large Cap Value Fund — Class A	Current income and long-term growth of income, as well as capital appreciation.	Hotchkis and Wiley Capital Management, LLC
Invesco American Franchise Fund — Class A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco Balanced-Risk Commodity Strategy Fund — Class A	Provide total return.	Invesco Advisers, Inc.
Invesco Comstock Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Developing Markets Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Developing Markets Fund — Class A
Invesco Dividend Income Fund — Class A	Seeks current income and long-term growth of capital.	Invesco Advisers, Inc.
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco Global Opportunities Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Global Opportunities Fund — Class A
Invesco Intermediate Bond Factor Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Intermediate Income Fund — Class A
Invesco International Diversified Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer International Diversified Fund — Class A
18

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Invesco Real Estate Fund — Class A	Seeks total return through capital growth and current income.	Invesco Advisers, Inc.
Invesco Rising Dividends Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Rising Dividends Fund — Class A
Ivy Small Cap Growth Fund — Class Y	Seek to provide growth of capital.	Ivy Investment Management Company
JPMorgan Large Cap Growth Fund — Class A	Seeks long-term capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2020 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2025 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2030 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2035 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2040 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2045 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
19

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
JPMorgan SmartRetirement®2050 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2055 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®2060 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement®Income Fund — Class A	Seeks current income and some capital appreciation.	J.P. Morgan Investment Advisors
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Keeley Small Cap Dividend Value Fund — Class A	Seeks capital appreciation.	Keeley Teton Advisors, LLC
LKCM Aquinas Catholic Equity Fund	Capital appreciation.	Luther King Capital Management Corporation
Lord Abbett Value Opportunities Fund — Class P	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
MassMutual Blue Chip Growth Fund — Class R4	Seeks growth of capital over the long term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Loomis, Sayles & Company, L.P.
Formerly MassMutual Select Blue Chip Growth Fund — Class R4
MassMutual Disciplined Growth Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company LLP
Formerly MassMutual Premier Disciplined Growth Fund — Class R4
MassMutual Diversified Value Fund — Class R4	Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.	MML Investment Advisers, LLC Sub-advised by Brandywine Global Investment Management, LLC/T. Rowe Price Associates, Inc.
Formerly MassMutual Select Diversified Value Fund — Class R4
MassMutual Equity Opportunities Fund — Class R4	Seeks growth of capital over the long-term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Wellington Management Company LLP
Formerly MassMutual Select Equity Opportunities Fund — Class R4
20

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual Fundamental Value Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC/Boston Partners Global Investors, Inc.
Formerly MassMutual Select Fundamental Value Fund — Class R4
MassMutual Global Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Global Fund — Class R4
MassMutual Growth Opportunities Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Sands Capital Management, LLC/Jackson Square Partners, LLC
Formerly MassMutual Select Growth Opportunities Fund — Class R4
MassMutual International Equity Fund — Class R4	Seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company, LLP/Thompson, Siegel and Walmsley LLC
Formerly MassMutual Premier International Equity Fund — Class R4
MassMutual Main Street Fund — Class R4	Seeks a high total return.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Main Street Fund — Class R4
MassMutual Mid Cap Growth Fund — Class R4	Seeks growth of capital over the long-term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Frontier Capital Management Company, LLC
Formerly MassMutual Select Mid Cap Growth Fund — Class R4
MassMutual Overseas Fund — Class R4	Seeks growth of capital over the long-term by investing in foreign equity securities.	MML Investment Advisers, LLC Sub-advised by Massachusetts Financial Services Company/Harris Associates L.P.
Formerly MassMutual Select Overseas Fund — Class R4
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
21

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSMby JPMorgan 2035 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSMby JPMorgan 2050 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4	Seeks total return through asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
22

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4	Seeks current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc..
MassMutual Select BlackRock Global Allocation Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC
Effective 3/6/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
MassMutual Short-Duration Bond Fund — Class R4	Seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.	MML Investment Advisers, LLC Sub-advised by Barings LLC
Formerly MassMutual Premier Short-Duration Bond Fund — Class R4
MassMutual Small Cap Growth Equity Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company LLP/Invesco Adviers, Inc.
Formerly MassMutual Select Small Cap Growth Equity Fund — Class R4
MassMutual Small Cap Opportunities Fund — Class R4	Seeks capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Small Cap Opportunities Fund — Class R4
MassMutual Small Company Value Fund — Class R4	Seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.	MML Investment Advisers, LLC Sub-advised by American Century Investment Management, Inc./AllianceBernstein LLC
Formerly MassMutual Select Small Company Value Fund — Class R4
MassMutual Strategic Bond Fund — Class R4	Seeks a superior total rate of return by investing in fixed income instruments.	MML Investment Advisers, LLC Sub-advised by Western Asset Management Company/Western Asset Management Company Limited
Formerly MassMutual Select Strategic Bond Fund — Class R4
MassMutual Strategic Emerging Markets Fund — Class R4	Seeks long-term capital growth.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Strategic Emerging Markets Fund — Class R4
MassMutual Total Return Bond Fund — Class R4	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	MML Investment Advisers, LLC Sub-advised by Metropolitan West Asset Management, LLC
Formerly MassMutual Select Total Return Bond Fund — Class R4
MFS® Government Securities Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® International Intrinsic Value Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
Closed to Contracts issued on or about 5/1/2012.
MFS® International New Discovery Fund — Class A	Seeks capital appreciation.	MFS Financial Services Company
Closed to Contracts issued on or about 9/1/2006.
MFS® New Discovery Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
23

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MM MSCI EAFE®International Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index.(1)	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
MM Russell 2000® Small Cap Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index(2)	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
MM S&P 500® Index(3)Fund — Class R4	Seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
MM S&P® Mid Cap Index Fund — Class R4	Seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Standard & Poor’s MidCap 400® Index(4)(S&P MidCap 400 Index).	MML Investment Advisers, LLC Sub-advised by Northern Trust Investments, Inc.
Neuberger Berman Sustainable Equity Fund — Class A	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social, and governance (ESG) criteria.	Neuberger Berman Investment Advisors LLC
Neuberger Berman Sustainable Equity Fund — Trust Class	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social, and governance (ESG) criteria.	Neuberger Berman Investment Advisors LLC
Closed to Contracts issued on or about 10/15/2009.
NexPoint Merger Arbitrage Fund — Class A	Seeks long-term growth of capital and future income rather than current income.	Highland Capital Management Fund Advisors, L.P.
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Nuveen NWQ International Value Fund — Class A	Long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by NWQ Investment Management Company, LLC
Nuveen Santa Barbara Dividend Growth Fund — Class A	To seek an attractive total return comprised of income from dividends and long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Santa Barbara Asset Management, LLC
Oakmark Equity and Income Fund — Service Class	Seeks income, preservation and growth of capital.	Harris Associates L.P.
PGIM Jennison Natural Resources Fund, Inc. — Class A	Long-term growth of capital.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
24

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
PIMCO Real Return Fund — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return ESG Fund — Admin Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Fund — Class A	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Closed to Contracts issued on or about 5/1/2012.
Pioneer Fundamental Growth Fund — Class A	Long-term capital growth.	Amundi Investment Management, Inc.
Royce Smaller-Companies Growth Fund — Service Class	Long-term growth of capital.	Royce & Associates, LLC
SSgA S&P 500 Index Fund — Class N	Seeks to replicate the total return of the Standard & Poor’s 500 Index.	SSgA Funds Management, Inc.
Templeton Growth Fund, Inc. — Class A	Long-term capital growth.	Templeton Global Advisors Limited
The Hartford Balanced Income Fund — Class R4	Seeks to provide current income with growth of capital as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford High Yield Fund — Class R4	Seeks to provide high current income, and long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford MidCap Value Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
TIAA-CREF Bond Index Fund — Retirement Class	Seeks total return that corresponds with the total return of a broad U.S. investment-grade bond market index.	Teachers Advisors, Inc.
TIAA-CREF Equity Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Value Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
25

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Timothy Plan Large/Mid-Cap Value Fund — Class A	Long-term growth of capital, with secondary objective of current income.	Timothy Partners, Ltd Sub-advised by Westwood Management Corp
Victory Diversified Stock Fund — Class A	Provide long-term growth of capital.	Victory Capital Management Inc.
Victory Munder Mid-Cap Core Growth Fund — Class A	Provide long-term capital appreciation.	Victory Capital Management Inc.
Victory Special Value Fund — Class A	Long-term growth of capital and dividend income.	Victory Capital Management Inc.
Virtus Ceredex Large Cap Value Equity Fund — Class A	Seeks to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Virtus NFJ International Value Fund — Class A	Seeks long-term growth of capital and income.	Virtus Investment Advisers, Inc. Sub-advised by NFJ Investment Group, LLC
Formerly AllianzGI International Value Fund — Class A
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
Hartford HLS Series Fund II, Inc.
Hartford Small Cap Growth HLS Fund — Class IA	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IA	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Disciplined Equity HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 6/13/2008.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford International Opportunities HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
26

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Notes
(1)
The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MassMutual. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

(2)
The Fund is sponsored solely by MassMutual. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000® Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “Russell 2000®” and “Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of  (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Fund.

(3)
The S&P 500 Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s® S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index

(4)
The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s®, S&P® and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC(“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

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•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
Fees and Payments Received by Talcott Resolution from the Fund Families:  On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Additionally, a MassMutual affiliate continues to be responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Great-West expects to make a profit on the amount of the fees and payments that exceed Great-West’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
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As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of MassMutual’s affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of MassMutual’s affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain
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conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•
the cost of preparing sales literature,

•
commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➢
Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
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Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.
Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?
We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant’s Account under a Contract in the event of the Participant’s:
•
death,

•
disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

•
for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

•
severance from employment with the Employer,

•
attainment of age 59 ½ or older,

•
financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

•
in the event that a Participant Account is paid out under one of the available Annuity payment options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payment option 5 is subject to Contingent Deferred Sales Charges, if applicable).

Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.
If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer’s plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.
No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A “Related Participant Directed Account Option” is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts
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within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Mortality and Expense Risk and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:
Method One: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk —  We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
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We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
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THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Qualified governmental excess benefit plans under Section 415(m) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.
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Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Talcott Resolution will reimburse the plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer”, however, you cannot transfer the same Participant Account value more than once a Valuation Day.
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For Example:
•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of  $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions
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to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund trading policies will be considered not in good order.
Fund trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
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General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
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3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685‑1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397‑3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888‑4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect
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our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, further actions our regulators may take in response to the COVID-19 public health crisis and its impact on financial markets and our operations. At this time, Talcott Resolution is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of Talcott Resolution and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
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The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any

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applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

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3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
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Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other contracts, Talcott Resolution will not accept future contributions.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2 – 4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Option 3:   Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
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When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

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For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
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The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is
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a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

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Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in

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which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

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“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2020, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Resources Investment Advisors, LLC, and Retirement Plan Advisory Group .
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $580 thousand.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
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APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
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no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
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A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
APP TAX-3

other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
APP TAX-4

circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
APP TAX-5

circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

APP TAX-6

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
APP TAX-7

requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

APP TAX-8

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
APP TAX-9

In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
The CARES Act provides a temporary waiver of the RMD requirement for specified defined contribution plans for calendar year 2020. The waiver applies to distributions for 2020 and the RMDs for 2019 that were due by a required beginning date in 2020 (i.e., April 1, 2020), which were not paid.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

APP TAX-10

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Mortality and Expense Risk and Administrative Charge payable by you. The tables below show only the highest and lowest Accumulation Unit Value under the Contract. Tables showing the classes of Accumulation Unit Values corresponding to all currently applicable Mortality and Expense Risk and Administrative Charge appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Global Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.761	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498	$10.195
Accumulation unit value at end of period	$14.411	$13.761	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$10.167
Accumulation unit value at end of period	$12.736	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	5	-	-	-	-	-	-
AB Global Risk Allocation Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.095	$15.559	$17.104	$15.301	$14.272	$14.817	$13.802	$13.812	$11.913	$11.199
Accumulation unit value at end of period	$20.011	$18.095	$15.559	$17.104	$15.301	$14.272	$14.817	$13.802	$13.812	$11.913
Number of accumulation units outstanding at end of period (in thousands)	-	-	25	-	-	-	1	-	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.581	$15.308	$17.040	$15.435	$14.577	$15.325	$14.455	$14.647	$12.792	$12.177
Accumulation unit value at end of period	$19.202	$17.581	$15.308	$17.040	$15.435	$14.577	$15.325	$14.455	$14.647	$12.792
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	5	5	5	5	5	5	4

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB High Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.697	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002	$10.291
Accumulation unit value at end of period	$17.184	$16.697	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	11	8	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$10.263
Accumulation unit value at end of period	$15.187	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891
Number of accumulation units outstanding at end of period (in thousands)	7	6	10	8	5	5	4	4	1	-
AB International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.503	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879	$17.392
Accumulation unit value at end of period	$20.917	$20.503	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	-	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.769
Accumulation unit value at end of period	$10.368	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698
Number of accumulation units outstanding at end of period (in thousands)	15	14	16	15	25	25	29	45	43	40
AllianzGI International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.162	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712	$10.619
Accumulation unit value at end of period	$12.205	$11.162	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$10.590
Accumulation unit value at end of period	$10.786	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century Heritage Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.995	$13.317	$14.082	$11.588	$11.249	$11.068	$10.259	$-	$-	$-
Accumulation unit value at end of period	$25.589	$17.995	$13.317	$14.082	$11.588	$11.249	$11.068	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	-	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.672	$12.493	$13.378	$11.147	$10.957	$10.915	$10.245	$-	$-	$-
Accumulation unit value at end of period	$23.414	$16.672	$12.493	$13.378	$11.147	$10.957	$10.915	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	10	9	9	-	-	-
American Century Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$34.096	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145	$15.194
Accumulation unit value at end of period	$37.055	$34.096	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933	$16.242
Accumulation unit value at end of period	$34.956	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	4	3	3	4	4	5	3
American Century Ultra® Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.066	$27.607	$27.496	$20.897	$20.068	$18.952	$17.289	$12.659	$11.115	$11.010
Accumulation unit value at end of period	$55.376	$37.066	$27.607	$27.496	$20.897	$20.068	$18.952	$17.289	$12.659	$11.115
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.936	$23.331	$23.531	$18.108	$17.608	$16.838	$15.554	$11.531	$10.252	$10.283
Accumulation unit value at end of period	$45.645	$30.936	$23.331	$23.531	$18.108	$17.608	$16.838	$15.554	$11.531	$10.252
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	2	2

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Capital World Growth and Income FundSM
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$101.130	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898	$49.800
Accumulation unit value at end of period	$116.310	$101.130	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898
Number of accumulation units outstanding at end of period (in thousands)	15	15	16	19	17	17	20	23	23	21
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427
Accumulation unit value at end of period	$29.736	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131
Number of accumulation units outstanding at end of period (in thousands)	104	112	117	129	152	152	180	171	206	197
American Funds EuroPacific Growth Fund®
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.119	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738	$18.268
Accumulation unit value at end of period	$37.477	$30.119	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738
Number of accumulation units outstanding at end of period (in thousands)	194	163	268	245	230	221	183	169	156	33
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730
Accumulation unit value at end of period	$32.099	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084
Number of accumulation units outstanding at end of period (in thousands)	98	109	116	129	160	160	165	167	188	178
American Funds The Growth Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$40.449	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126	$13.838
Accumulation unit value at end of period	$55.572	$40.449	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126
Number of accumulation units outstanding at end of period (in thousands)	103	111	212	241	194	268	242	234	226	114
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097
Accumulation unit value at end of period	$42.874	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332
Number of accumulation units outstanding at end of period (in thousands)	237	246	257	281	353	353	388	443	520	495

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ariel Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.780	$23.099	$26.856	$23.333	$20.710	$22.084	$20.419	$13.966	$11.701	$42.390
Accumulation unit value at end of period	$30.899	$28.780	$23.099	$26.856	$23.333	$20.710	$22.084	$20.419	$13.966	$11.701
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.022	$19.523	$22.985	$20.221	$18.173	$19.622	$18.371	$12.723	$10.794	$11.797
Accumulation unit value at end of period	$25.471	$24.022	$19.523	$22.985	$20.221	$18.173	$19.622	$18.371	$12.723	$10.794
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-	-
Ariel Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.829	$21.521	$24.929	$21.512	$18.615	$19.411	$17.495	$12.092	$10.050	$11.336
Accumulation unit value at end of period	$29.518	$26.829	$21.521	$24.929	$21.512	$18.615	$19.411	$17.495	$12.092	$10.050
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.394	$18.189	$21.336	$18.642	$16.334	$17.247	$15.740	$11.016	$9.271	$10.588
Accumulation unit value at end of period	$24.333	$22.394	$18.189	$21.336	$18.642	$16.334	$17.247	$15.740	$11.016	$9.271
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	1	1
Artisan Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$56.737	$45.931	$53.145	$47.298	$38.619	$42.856	$42.214	$31.086	$27.908	$26.223
Accumulation unit value at end of period	$59.825	$56.737	$45.931	$53.145	$47.298	$38.619	$42.856	$42.214	$31.086	$27.908
Number of accumulation units outstanding at end of period (in thousands)	52	60	67	79	88	129	115	97	86	71
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.446	$20.039	$23.480	$21.159	$17.493	$19.657	$19.606	$14.619	$13.289	$12.644
Accumulation unit value at end of period	$25.457	$24.446	$20.039	$23.480	$21.159	$17.493	$19.657	$19.606	$14.619	$13.289
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	2	9
APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ave Maria Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658	$12.590
Accumulation unit value at end of period	$45.421	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658
Number of accumulation units outstanding at end of period (in thousands)	-	2	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458
Accumulation unit value at end of period	$39.664	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	8	8	7	6	4	3
Ave Maria Rising Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002	$11.470
Accumulation unit value at end of period	$32.776	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002
Number of accumulation units outstanding at end of period (in thousands)	19	19	18	18	17	15	16	30	19	31
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350
Accumulation unit value at end of period	$28.621	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	10	8	7	5	3	5	4
Ave Maria Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939	$11.787
Accumulation unit value at end of period	$13.457	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663
Accumulation unit value at end of period	$12.569	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-	-

APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Baron Small Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$40.356	$30.001	$32.398	$25.483	$23.180	$24.463	$24.056	$17.461	$14.800	$15.038
Accumulation unit value at end of period	$56.633	$40.356	$30.001	$32.398	$25.483	$23.180	$24.463	$24.056	$17.461	$14.800
Number of accumulation units outstanding at end of period (in thousands)	1	59	67	83	93	144	133	109	96	80
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.637	$21.561	$23.574	$18.775	$17.292	$18.480	$18.401	$13.524	$11.607	$11.942
Accumulation unit value at end of period	$39.690	$28.637	$21.561	$23.574	$18.775	$17.292	$18.480	$18.401	$13.524	$11.607
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	3	3
BlackRock LifePath® Dynamic 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.446	$27.399	$28.987	$24.635	$22.972	$23.454	$22.270	$19.593	$17.325	$17.435
Accumulation unit value at end of period	$37.811	$33.446	$27.399	$28.987	$24.635	$22.972	$23.454	$22.270	$19.593	$17.325
Number of accumulation units outstanding at end of period (in thousands)	237	261	293	314	342	473	408	294	255	208
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.262	$15.978	$17.118	$14.730	$13.908	$14.378	$13.824	$12.315	$11.027	$11.236
Accumulation unit value at end of period	$21.505	$19.262	$15.978	$17.118	$14.730	$13.908	$14.378	$13.824	$12.315	$11.027
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	3	3	3	4	4	4	5
BlackRock LifePath® Dynamic 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.393	$28.949	$31.292	$25.768	$23.865	$24.426	$23.168	$19.805	$17.263	$17.684
Accumulation unit value at end of period	$41.482	$36.393	$28.949	$31.292	$25.768	$23.865	$24.426	$23.168	$19.805	$17.263
Number of accumulation units outstanding at end of period (in thousands)	138	152	164	181	229	318	271	200	170	139
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.144	$16.225	$17.760	$14.808	$13.887	$14.392	$13.822	$11.965	$10.560	$10.954
Accumulation unit value at end of period	$22.676	$20.144	$16.225	$17.760	$14.808	$13.887	$14.392	$13.822	$11.965	$10.560
Number of accumulation units outstanding at end of period (in thousands)	15	13	12	10	9	9	10	9	8	17

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock LifePath® Dynamic Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.871	$22.129	$22.975	$20.573	$19.424	$19.725	$18.830	$17.722	$16.317	$15.696
Accumulation unit value at end of period	$29.188	$25.871	$22.129	$22.975	$20.573	$19.424	$19.725	$18.830	$17.722	$16.317
Number of accumulation units outstanding at end of period (in thousands)	277	312	58	68	78	124	123	124	112	113
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.586	$15.232	$16.014	$14.520	$13.881	$14.274	$13.797	$13.148	$12.258	$11.940
Accumulation unit value at end of period	$19.595	$17.586	$15.232	$16.014	$14.520	$13.881	$14.274	$13.797	$13.148	$12.258
Number of accumulation units outstanding at end of period (in thousands)	4	4	2	2	3	3	4	4	5	7
BNY Mellon Midcap Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$95.397	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222	$38.060
Accumulation unit value at end of period	$107.890	$95.397	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222
Number of accumulation units outstanding at end of period (in thousands)	120	128	153	142	120	74	24	19	11	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706
Accumulation unit value at end of period	$31.786	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272
Number of accumulation units outstanding at end of period (in thousands)	23	25	27	28	25	28	39	37	40	34
BNY Mellon Smallcap Stock Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$72.579	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365	$29.988
Accumulation unit value at end of period	$80.498	$72.579	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365
Number of accumulation units outstanding at end of period (in thousands)	117	133	146	133	103	43	13	17	9	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$13.059
Accumulation unit value at end of period	$31.066	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818
Number of accumulation units outstanding at end of period (in thousands)	24	21	22	23	22	23	29	23	20	24

APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Calamos Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$10.000	$-
Accumulation unit value at end of period	$28.806	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-
Accumulation unit value at end of period	$25.752	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$52.809	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498	$16.875
Accumulation unit value at end of period	$65.626	$52.809	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498
Number of accumulation units outstanding at end of period (in thousands)	55	18	41	41	45	42	42	39	35	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452
Accumulation unit value at end of period	$39.305	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057
Number of accumulation units outstanding at end of period (in thousands)	55	59	51	55	60	62	65	55	50	66
ClearBridge Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.142	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779	$10.349
Accumulation unit value at end of period	$31.078	$27.142	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$10.321
Accumulation unit value at end of period	$27.465	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	1	1	2	2	2	1	-

APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ClearBridge Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.521	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.233	$13.117	$-
Accumulation unit value at end of period	$46.652	$32.521	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.233	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	40	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.569	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$14.465	$14.457	$-
Accumulation unit value at end of period	$46.141	$32.569	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$14.465	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	5	3	3	2	2	-
ClearBridge Value Trust
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.469	$13.761	$15.814	$13.813	$12.289	$12.762	$11.236	$8.134	$7.018	$7.254
Accumulation unit value at end of period	$19.418	$17.469	$13.761	$15.814	$13.813	$12.289	$12.762	$11.236	$8.134	$7.018
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546	$9.991
Accumulation unit value at end of period	$23.602	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	5	5	5	5	4
CRM Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.461	$25.254	$27.179	$22.829	$19.678	$20.200	$19.102	$14.352	$12.203	$13.140
Accumulation unit value at end of period	$34.781	$31.461	$25.254	$27.179	$22.829	$19.678	$20.200	$19.102	$14.352	$12.203
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	5	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.261	$21.345	$23.263	$19.784	$17.268	$17.949	$17.187	$13.075	$11.258	$12.274
Accumulation unit value at end of period	$28.672	$26.261	$21.345	$23.263	$19.784	$17.268	$17.949	$17.187	$13.075	$11.258
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	2

APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Davis New York Venture Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$90.185	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707	$36.451
Accumulation unit value at end of period	$100.470	$90.185	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	1	2	8	9	9	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202
Accumulation unit value at end of period	$32.115	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414
Number of accumulation units outstanding at end of period (in thousands)	29	32	35	44	54	56	70	86	94	93
Delaware Diversified Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$10.000	$-
Accumulation unit value at end of period	$14.248	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-
Accumulation unit value at end of period	$12.737	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	-	5	-	4	6	-	-
Delaware Extended Duration Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$10.000	$-
Accumulation unit value at end of period	$19.079	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-
Accumulation unit value at end of period	$17.057	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Domini Impact Equity Fund®
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$79.498	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090	$32.847
Accumulation unit value at end of period	$103.830	$79.498	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090
Number of accumulation units outstanding at end of period (in thousands)	-	20	29	29	26	22	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$10.404
Accumulation unit value at end of period	$29.026	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	5	4	3	3	-	1	-
Eaton Vance Atlanta Capital SMID-Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$10.000	$-
Accumulation unit value at end of period	$33.536	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$-
Number of accumulation units outstanding at end of period (in thousands)	18	20	17	15	15	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-
Accumulation unit value at end of period	$29.981	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	5	6	6	6	4	1	-
Federated Hermes Clover Small Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$10.000	$-
Accumulation unit value at end of period	$20.915	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-
Accumulation unit value at end of period	$18.697	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-12

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Mutual Global Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.957	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.698	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	-	-	-	-	-	-	-	-	-
Franklin Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.375	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669	$13.150
Accumulation unit value at end of period	$30.957	$29.375	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$14.295
Accumulation unit value at end of period	$29.698	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601
Number of accumulation units outstanding at end of period (in thousands)	21	20	22	22	22	21	21	26	31	27
Goldman Sachs Absolute Return Tracker Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.604	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521	$10.171
Accumulation unit value at end of period	$13.020	$12.604	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$10.143
Accumulation unit value at end of period	$11.506	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-13

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs Government Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.765	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971	$12.181
Accumulation unit value at end of period	$15.701	$14.765	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971
Number of accumulation units outstanding at end of period (in thousands)	-	58	67	85	93	114	120	121	124	108
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076
Accumulation unit value at end of period	$13.737	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699
Number of accumulation units outstanding at end of period (in thousands)	12	21	14	13	15	12	12	25	37	30
Goldman Sachs High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.424	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736	$14.413
Accumulation unit value at end of period	$24.668	$23.424	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736
Number of accumulation units outstanding at end of period (in thousands)	-	95	108	129	147	206	184	161	147	117
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156
Accumulation unit value at end of period	$19.871	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284
Number of accumulation units outstanding at end of period (in thousands)	8	11	20	20	21	21	24	21	20	19
Goldman Sachs Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539	$46.621
Accumulation unit value at end of period	$110.730	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539
Number of accumulation units outstanding at end of period (in thousands)	8	10	10	12	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$17.738
Accumulation unit value at end of period	$37.182	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	13	20	18	24	27	29	33

APP I-14

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs Satellite Strategies
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623	$10.625
Accumulation unit value at end of period	$14.729	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$10.596
Accumulation unit value at end of period	$13.016	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford AARP Balanced Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.643	$10.297	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.683	$10.583	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-15

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Highland Socially Responsible Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$75.861	$67.958	$76.620	$61.103	$58.331	$56.622	$49.782	$36.982	$30.761	$30.746
Accumulation unit value at end of period	$80.813	$75.861	$67.958	$76.620	$61.103	$58.331	$56.622	$49.782	$36.982	$30.761
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.245	$21.085	$24.074	$19.439	$18.790	$18.469	$16.442	$12.368	$10.417	$10.543
Accumulation unit value at end of period	$24.455	$23.245	$21.085	$24.074	$19.439	$18.790	$18.469	$16.442	$12.368	$10.417
Number of accumulation units outstanding at end of period (in thousands)	-	3	3	2	3	3	4	1	3	1
Hotchkis and Wiley Large Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.567	$18.307	$21.404	$18.048	$15.119	$16.428	$14.513	$10.400	$8.778	$9.191
Accumulation unit value at end of period	$23.442	$23.567	$18.307	$21.404	$18.048	$15.119	$16.428	$14.513	$10.400	$8.778
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.593	$18.558	$21.972	$18.760	$15.911	$17.507	$15.661	$11.364	$9.712	$10.297
Accumulation unit value at end of period	$23.176	$23.593	$18.558	$21.972	$18.760	$15.911	$17.507	$15.661	$11.364	$9.712
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	3	5	6	7	7
Invesco American Franchise Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$8.918	$9.304
Accumulation unit value at end of period	$38.820	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$8.918
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$10.350
Accumulation unit value at end of period	$34.382	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	9	9	7	6	5	4

APP I-16

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Comstock Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.843	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035	$13.297
Accumulation unit value at end of period	$32.585	$32.843	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	7	1	6	4	4	3	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863
Accumulation unit value at end of period	$25.656	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485
Number of accumulation units outstanding at end of period (in thousands)	9	12	16	17	27	30	31	29	41	40
Invesco Equity and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.699	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238	$16.441
Accumulation unit value at end of period	$37.060	$33.699	$28.065	$31.064	$28.015	$24.396	$24.983	$22.905	$18.330	$16.238
Number of accumulation units outstanding at end of period (in thousands)	41	49	44	47	42	48	10	17	11	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Accumulation unit value at end of period	$29.272	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352
Number of accumulation units outstanding at end of period (in thousands)	34	38	40	44	58	64	86	93	109	99
Invesco Intermediate Bond Factor Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.577	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.846	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-

APP I-17

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Developing Markets Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$105.040	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487	$76.295
Accumulation unit value at end of period	$123.140	$105.040	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487
Number of accumulation units outstanding at end of period (in thousands)	6	9	11	13	4	3	3	6	5	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411	$57.380
Accumulation unit value at end of period	$81.729	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411
Number of accumulation units outstanding at end of period (in thousands)	8	8	8	10	13	15	14	11	12	8
Invesco Dividend Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.902	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.198	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco International Diversified Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$10.000	$-
Accumulation unit value at end of period	$23.862	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-
Accumulation unit value at end of period	$21.332	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	2	2	3	-	-

APP I-18

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Real Estate Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.255	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$15.554	$14.458
Accumulation unit value at end of period	$29.673	$33.255	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$15.554
Number of accumulation units outstanding at end of period (in thousands)	10	10	16	23	11	23	26	28	43	25
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150
Accumulation unit value at end of period	$41.928	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	16	22	23	25	24	25	30
JPMorgan SmartRetirement® 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733	$10.424
Accumulation unit value at end of period	$19.207	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733
Number of accumulation units outstanding at end of period (in thousands)	22	21	90	78	29	13	26	36	34	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$10.396
Accumulation unit value at end of period	$16.974	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625
Number of accumulation units outstanding at end of period (in thousands)	33	72	80	77	140	111	106	8	4	2
JPMorgan SmartRetirement® 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536	$10.457
Accumulation unit value at end of period	$20.600	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536
Number of accumulation units outstanding at end of period (in thousands)	28	23	43	43	40	37	32	14	13	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$10.429
Accumulation unit value at end of period	$18.205	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430
Number of accumulation units outstanding at end of period (in thousands)	147	167	147	160	151	144	142	60	48	8

APP I-19

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367	$10.481
Accumulation unit value at end of period	$21.679	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367
Number of accumulation units outstanding at end of period (in thousands)	81	74	109	95	68	16	10	101	80	68
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$10.453
Accumulation unit value at end of period	$19.159	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264
Number of accumulation units outstanding at end of period (in thousands)	56	76	69	75	123	138	110	38	9	7
JPMorgan SmartRetirement® 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269	$10.502
Accumulation unit value at end of period	$22.740	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269
Number of accumulation units outstanding at end of period (in thousands)	26	27	49	40	38	56	45	15	10	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$10.474
Accumulation unit value at end of period	$20.096	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166
Number of accumulation units outstanding at end of period (in thousands)	49	78	67	65	69	51	45	9	8	5
JPMorgan SmartRetirement® 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260	$10.503
Accumulation unit value at end of period	$23.489	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260
Number of accumulation units outstanding at end of period (in thousands)	27	22	100	92	66	53	26	57	47	34
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$10.475
Accumulation unit value at end of period	$20.758	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157
Number of accumulation units outstanding at end of period (in thousands)	41	62	86	99	95	63	37	7	1	1

APP I-20

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255	$10.494
Accumulation unit value at end of period	$23.724	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255
Number of accumulation units outstanding at end of period (in thousands)	8	6	19	16	19	40	31	13	10	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$10.466
Accumulation unit value at end of period	$20.966	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153
Number of accumulation units outstanding at end of period (in thousands)	40	59	53	37	69	72	54	5	1	1
JPMorgan SmartRetirement® 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257	$10.496
Accumulation unit value at end of period	$23.684	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257
Number of accumulation units outstanding at end of period (in thousands)	26	21	31	27	23	20	11	86	71	54
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$10.468
Accumulation unit value at end of period	$20.931	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155
Number of accumulation units outstanding at end of period (in thousands)	37	47	58	64	88	44	30	4	-	-
JPMorgan SmartRetirement® 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$10.000	$-
Accumulation unit value at end of period	$23.110	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	2	-	2	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-
Accumulation unit value at end of period	$20.724	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-
Number of accumulation units outstanding at end of period (in thousands)	16	24	32	24	16	11	3	1	-	-

APP I-21

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2060 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.890	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.217	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement Income® Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012	$10.336
Accumulation unit value at end of period	$17.033	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012
Number of accumulation units outstanding at end of period (in thousands)	24	25	44	42	21	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$10.309
Accumulation unit value at end of period	$15.053	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902
Number of accumulation units outstanding at end of period (in thousands)	37	37	40	50	2	14	17	17	11	20
Keeley Small Cap Dividend Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.538	$17.797	$21.843	$20.872	$17.548	$19.828	$19.815	$14.718	$11.887	$12.822
Accumulation unit value at end of period	$10.916	$10.538	$17.797	$21.843	$20.872	$17.548	$19.828	$19.815	$14.718	$11.887
Number of accumulation units outstanding at end of period (in thousands)	28	44	29	34	9	9	10	10	12	6
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.458	$15.288	$19.001	$18.384	$15.650	$17.906	$18.119	$13.628	$11.145	$12.172
Accumulation unit value at end of period	$10.698	$10.458	$15.288	$19.001	$18.384	$15.650	$17.906	$18.119	$13.628	$11.145
Number of accumulation units outstanding at end of period (in thousands)	2	3	2	2	2	2	7	9	9	9

APP I-22

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LKCM Aquinas Catholic Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068	$12.013
Accumulation unit value at end of period	$35.613	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.887
Accumulation unit value at end of period	$31.098	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	5	4	4	3	3
Lord Abbett Value Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.660	$13.583	$15.446	$14.050	$12.092	$12.474	$11.447	$10.000	$-	$-
Accumulation unit value at end of period	$19.151	$16.660	$13.583	$15.446	$14.050	$12.092	$12.474	$11.447	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.336	$12.661	$14.579	$13.428	$11.701	$12.223	$11.358	$10.000	$-	$-
Accumulation unit value at end of period	$17.409	$15.336	$12.661	$14.579	$13.428	$11.701	$12.223	$11.358	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	2	7	7	8	9	-	-
MFS® Government Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.038	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393	$11.561
Accumulation unit value at end of period	$14.930	$14.038	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393
Number of accumulation units outstanding at end of period (in thousands)	175	161	244	242	188	237	208	187	141	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182
Accumulation unit value at end of period	$12.743	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838
Number of accumulation units outstanding at end of period (in thousands)	18	21	26	40	47	41	44	60	70	64

APP I-23

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® International New Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$72.428	$59.118	$66.173	$50.226	$50.114	$48.899	$50.358	$42.153	$33.802	$37.642
Accumulation unit value at end of period	$79.458	$72.428	$59.118	$66.173	$50.226	$50.114	$48.899	$50.358	$42.153	$33.802
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.431	$27.630	$31.319	$24.069	$24.317	$24.026	$25.054	$21.236	$17.243	$19.444
Accumulation unit value at end of period	$36.220	$33.431	$27.630	$31.319	$24.069	$24.317	$24.026	$25.054	$21.236	$17.243
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	-	-	2	2	2	2
MFS® International Intrinsic Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$42.332	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717	$18.079
Accumulation unit value at end of period	$50.862	$42.332	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717
Number of accumulation units outstanding at end of period (in thousands)	443	288	314	313	311	279	116	81	59	48
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$17.657
Accumulation unit value at end of period	$43.875	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	7	11	8	6	5	3	2
MFS® New Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444	$10.676
Accumulation unit value at end of period	$35.651	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444
Number of accumulation units outstanding at end of period (in thousands)	165	161	146	143	142	181	39	33	34	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$10.648
Accumulation unit value at end of period	$31.506	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	4	7	7	5	4	1	-

APP I-24

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Neuberger Berman Sustainable Equity Fund — Class A
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708	$12.082
Accumulation unit value at end of period	$35.869	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955
Accumulation unit value at end of period	$31.322	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	13	12	12	11	9	8	4
Neuberger Berman Sustainable Equity Fund — Trust Class
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$48.637	$38.715	$41.172	$34.775	$31.647	$31.825	$28.858	$20.918	$18.880	$19.474
Accumulation unit value at end of period	$57.979	$48.637	$38.715	$41.172	$34.775	$31.647	$31.825	$28.858	$20.918	$18.880
Number of accumulation units outstanding at end of period (in thousands)	6	8	9	12	10	14	16	14	8	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.462	$21.328	$22.969	$19.644	$18.101	$18.432	$16.924	$12.421	$11.352	$11.857
Accumulation unit value at end of period	$31.153	$26.462	$21.328	$22.969	$19.644	$18.101	$18.432	$16.924	$12.421	$11.352
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	2	3	3	4
Nuveen NWQ International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.485	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$8.318	$10.326
Accumulation unit value at end of period	$11.905	$11.485	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$8.318
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226	$10.298
Accumulation unit value at end of period	$10.521	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	-
APP I-25

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PGIM Jennison Natural Resources Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$10.000	$-
Accumulation unit value at end of period	$7.595	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$-
Number of accumulation units outstanding at end of period (in thousands)	-	47	71	75	83	87	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-
Accumulation unit value at end of period	$6.789	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	9	9	7	2	1	-	-	-
PIMCO Real Return Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.309	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506	$13.054
Accumulation unit value at end of period	$18.208	$16.309	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506
Number of accumulation units outstanding at end of period (in thousands)	84	89	92	106	66	154	147	146	57	50
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389
Accumulation unit value at end of period	$16.481	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694
Number of accumulation units outstanding at end of period (in thousands)	66	73	74	98	111	117	140	131	143	127
PIMCO Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.506	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339	$14.231
Accumulation unit value at end of period	$20.083	$18.506	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339
Number of accumulation units outstanding at end of period (in thousands)	61	58	73	102	159	271	373	347	361	233
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667
Accumulation unit value at end of period	$17.527	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004
Number of accumulation units outstanding at end of period (in thousands)	184	183	204	221	284	263	284	311	380	316

APP I-26

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO Total Return ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$10.000	$-
Accumulation unit value at end of period	$13.844	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	155	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-
Accumulation unit value at end of period	$12.376	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	1	1	-	-	-
Royce Smaller-Companies Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.351	$22.925	$25.536	$21.676	$19.819	$20.187	$19.430	$14.663	$12.722	$14.133
Accumulation unit value at end of period	$42.317	$28.351	$22.925	$25.536	$21.676	$19.819	$20.187	$19.430	$14.663	$12.722
Number of accumulation units outstanding at end of period (in thousands)	6	6	11	11	5	5	7	7	9	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.661	$19.373	$21.853	$18.782	$17.389	$17.934	$17.479	$13.356	$11.734	$13.200
Accumulation unit value at end of period	$34.879	$23.661	$19.373	$21.853	$18.782	$17.389	$17.934	$17.479	$13.356	$11.734
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	-	1	1	2
SSgA S&P 500 Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$34.855	$26.553	$27.840	$22.880	$20.471	$20.213	$17.808	$13.477	$11.615	$11.403
Accumulation unit value at end of period	$41.341	$34.855	$26.553	$27.840	$22.880	$20.471	$20.213	$17.808	$13.477	$11.615
Number of accumulation units outstanding at end of period (in thousands)	4	8	7	8	1	2	3	2	2	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.093	$22.443	$23.828	$19.828	$17.963	$17.960	$16.022	$12.277	$10.714	$10.651
Accumulation unit value at end of period	$34.079	$29.093	$22.443	$23.828	$19.828	$17.963	$17.960	$16.022	$12.277	$10.714
Number of accumulation units outstanding at end of period (in thousands)	7	8	8	7	6	5	12	7	6	6

APP I-27

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Growth Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.974	$36.553	$42.772	$36.309	$33.292	$35.591	$36.285	$27.879	$22.938	$24.502
Accumulation unit value at end of period	$44.384	$41.974	$36.553	$42.772	$36.309	$33.292	$35.591	$36.285	$27.879	$22.938
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756	$11.634
Accumulation unit value at end of period	$18.598	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	9	11	12	14	15	22	23
The Hartford Balanced Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680	$10.482
Accumulation unit value at end of period	$21.702	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$10.454
Accumulation unit value at end of period	$19.179	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562
Number of accumulation units outstanding at end of period (in thousands)	7	8	6	5	3	1	1	-	-	-
The Hartford High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$13.687	$-
Accumulation unit value at end of period	$21.881	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-
Accumulation unit value at end of period	$18.426	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-28

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford MidCap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.000	$8.689	$10.359
Accumulation unit value at end of period	$21.669	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$10.331
Accumulation unit value at end of period	$19.149	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	5	4	2	1	2	-	-
TIAA-CREF Bond Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$10.000	$-
Accumulation unit value at end of period	$13.045	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-
Accumulation unit value at end of period	$11.662	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	1	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$10.000	$-
Accumulation unit value at end of period	$34.002	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$-
Number of accumulation units outstanding at end of period (in thousands)	90	90	92	85	81	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-
Accumulation unit value at end of period	$30.398	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	5	3	3	3	-	-	-	-

APP I-29

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TIAA-CREF Large-Cap Growth Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$10.000	$-
Accumulation unit value at end of period	$45.012	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$-
Number of accumulation units outstanding at end of period (in thousands)	71	82	87	81	82	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-
Accumulation unit value at end of period	$40.241	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	11	7	3	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$10.000	$-
Accumulation unit value at end of period	$25.391	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$-
Number of accumulation units outstanding at end of period (in thousands)	119	106	103	96	87	47	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-
Accumulation unit value at end of period	$22.699	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	8	-	-	-	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135	$12.043
Accumulation unit value at end of period	$32.834	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917
Accumulation unit value at end of period	$28.672	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	2	2	1

APP I-30

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Victory Diversified Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.575	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540	$12.352
Accumulation unit value at end of period	$32.459	$28.575	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	25	30	31	25
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507
Accumulation unit value at end of period	$29.006	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	5	6	6	12	12	15	19
Victory Munder Mid-Cap Core Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$66.051	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273	$28.570
Accumulation unit value at end of period	$79.119	$66.051	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273
Number of accumulation units outstanding at end of period (in thousands)	2	2	5	6	1	1	1	1	2	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.124
Accumulation unit value at end of period	$29.632	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	3	3	3	6	6	5	5
Victory Special Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.512	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387	$12.742
Accumulation unit value at end of period	$27.756	$24.512	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	3	-	-	-	13	12	12
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014
Accumulation unit value at end of period	$23.095	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603
Number of accumulation units outstanding at end of period (in thousands)	12	14	14	16	21	24	26	26	30	38

APP I-31

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Virtus Ceredex Large-Cap Value Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.094	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452	$10.367
Accumulation unit value at end of period	$24.930	$24.094	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$10.340
Accumulation unit value at end of period	$22.032	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	1	-	-	-	-	-
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$12.389	$10.000	$9.126	$8.960
Accumulation unit value at end of period	$21.692	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$12.389	$10.223	$9.126
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	4	4	4	4	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.606	$19.465	$20.802	$18.222	$17.400	$17.588	$16.221	$13.553	$12.251	$12.179
Accumulation unit value at end of period	$26.021	$23.606	$19.465	$20.802	$18.222	$17.400	$17.588	$16.221	$13.553	$12.251
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	14	17	15	19	18	16	14
Hartford Dividend and Growth HLS Fund — Class IA
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.202	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1,227	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.337	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	-	-	-	-	-	-	-	-	-

APP I-32

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Disciplined Equity HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.666	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.828	$29.310	$29.525	$22.917	$23.319	$21.133	$18.747	$13.984	$11.162	$12.403
Accumulation unit value at end of period	$10.623	$37.828	$29.310	$29.525	$22.917	$23.319	$21.133	$18.747	$13.984	$11.162
Number of accumulation units outstanding at end of period (in thousands)	37	3	4	3	5	5	9	7	6	7
Hartford International Opportunities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.863	$14.129	$17.389	$13.883	$13.711	$13.459	$14.001	$11.519	$9.583	$11.140
Accumulation unit value at end of period	$21.516	$17.863	$14.129	$17.389	$13.883	$13.711	$13.459	$14.001	$11.519	$9.583
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.812	$12.664	$15.783	$12.759	$12.759	$12.682	$13.359	$11.128	$9.375	$12.403
Accumulation unit value at end of period	$18.809	$15.812	$12.664	$15.783	$12.759	$12.759	$12.682	$13.359	$11.128	$9.375
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	2	2	2	3	2	2	2
Hartford SmallCap Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.357	$26.769	$30.316	$25.248	$22.468	$22.592	$21.346	$14.735	$12.551	$12.375
Accumulation unit value at end of period	$48.426	$36.357	$26.769	$30.316	$25.248	$22.468	$22.592	$21.346	$14.735	$12.551
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.580	$22.799	$26.146	$22.048	$19.866	$20.227	$19.353	$13.527	$11.667	$11.648
Accumulation unit value at end of period	$40.226	$30.580	$22.799	$26.146	$22.048	$19.866	$20.227	$19.353	$13.527	$11.667
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	2	2	3	3	1	2	4

APP I-33

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$10.816	$10.058	$9.400
Accumulation unit value at end of period	$14.767	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$10.816	$10.058
Number of accumulation units outstanding at end of period (in thousands)	275	298	372	449	530	735	379	347	338	292
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.272	$16.721	$17.070	$16.436	$15.927	$16.223	$15.514	$15.926	$14.996	$14.192
Accumulation unit value at end of period	$19.675	$18.272	$16.721	$17.070	$16.436	$15.927	$16.223	$15.514	$15.926	$14.996
Number of accumulation units outstanding at end of period (in thousands)	26	32	31	29	28	31	40	49	53	50

APP I-34

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address

City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-5244 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven PremierSolutions Standard (Series II)
HV-5244
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: Empower Retirement, LLC, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2021
Date of Statement of Additional Information: May 1, 2021

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company incorporated in this Prospectus by reference from Form N-VPFS for the year ended December 31, 2020 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven (comprised of the sub-accounts listed in the Appendix to our report) as of December 31, 2020 and for each of the years or periods in the two years then ended presented therein, have been incorporated in this Prospectus by reference from Form N-VPFS in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included therein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2020, 2019, and 2018, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2020, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts any applicable Mortality and Expense Risk and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1 + T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is YIELD = 2[(a - b/cd + 1)6 - 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A - B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2020 and for the period then ended, included in the Statement of Additional Information are incorporated by reference to the filing on N-VPFS, File No. 811-10559 , on April 30, 2021.

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Mortality and Expense Risk and Administrative Charge payable by you. The tables show the classes of Accumulation Unit Values corresponding to all currently applicable Mortality and Expense Risk and Administrative Charges. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the Prospectus.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Global Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.761	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498	$10.195
Accumulation unit value at end of period	$14.411	$13.761	$12.808	$12.818	$12.447	$11.811	$11.755	$10.994	$11.236	$10.498
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.340	$12.459	$12.513	$12.193	$11.597	$11.597	$10.884	$11.162	$10.466	$10.188
Accumulation unit value at end of period	$13.921	$13.340	$12.459	$12.513	$12.193	$11.611	$11.597	$10.884	$11.162	$10.466
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.163	$12.313	$12.385	$12.086	$11.529	$11.529	$10.837	$11.131	$10.452	$10.184
Accumulation unit value at end of period	$13.716	$13.163	$12.313	$12.385	$12.086	$11.527	$11.529	$10.837	$11.131	$10.452
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.989	$12.168	$12.258	$11.980	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.514	$12.989	$12.168	$12.258	$11.980	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.760	$11.978	$12.090	$11.840	$11.374	$11.374	$10.728	$11.058	$10.419	$10.176
Accumulation unit value at end of period	$13.250	$12.760	$11.978	$12.090	$11.840	$11.331	$11.374	$10.728	$11.058	$10.419
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	1	2	2	2	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.536	$11.791	$11.925	$11.702	$11.221	$11.286	$10.666	$11.016	$10.401	$10.172
Accumulation unit value at end of period	$12.990	$12.536	$11.791	$11.925	$11.702	$11.221	$11.286	$10.666	$11.016	$10.401
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382	$10.167
Accumulation unit value at end of period	$12.736	$12.315	$11.606	$11.762	$11.565	$11.112	$11.199	$10.605	$10.975	$10.382
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	5	1	-	-	0	0	-
AB Global Risk Allocation Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.095	$15.559	$17.104	$15.301	$14.272	$14.817	$13.802	$13.812	$11.913	$11.199
Accumulation unit value at end of period	$20.011	$18.095	$15.559	$17.104	$15.301	$14.272	$14.817	$13.802	$13.812	$11.913
Number of accumulation units outstanding at end of period (in thousands)	-	-	25	-	-	-	1	-	1	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.768	$17.920	$19.768	$17.746	$16.610	$17.306	$16.177	$16.245	$14.061	$13.264
Accumulation unit value at end of period	$22.887	$20.768	$17.920	$19.768	$17.746	$16.610	$17.306	$16.177	$16.245	$14.061
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	5	4	4	4	3	2	4
APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.199	$17.456	$19.285	$17.338	$16.253	$16.958	$15.877	$15.967	$13.841	$13.076
Accumulation unit value at end of period	$22.227	$20.199	$17.456	$19.285	$17.338	$16.253	$16.958	$15.877	$15.967	$13.841
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.464	$15.980	$17.682	$15.921	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.287	$18.464	$15.980	$17.682	$15.921	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.932	$16.418	$18.203	$16.422	$15.448	$16.176	$15.197	$15.337	$13.341	$12.649
Accumulation unit value at end of period	$20.760	$18.932	$16.418	$18.203	$16.422	$15.448	$16.176	$15.197	$15.337	$13.341
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	2	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.045	$11.336	$12.593	$11.384	$10.730	$11.258	$10.598	$10.717	$9.341	$8.874
Accumulation unit value at end of period	$14.276	$13.045	$11.336	$12.593	$11.384	$10.730	$11.258	$10.598	$10.717	$9.341
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.581	$15.308	$17.040	$15.435	$14.577	$15.325	$14.455	$14.647	$12.792	$12.177
Accumulation unit value at end of period	$19.202	$17.581	$15.308	$17.040	$15.435	$14.577	$15.325	$14.455	$14.647	$12.792
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	5	5	5	5	5	5	4
AB High Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.697	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002	$10.291
Accumulation unit value at end of period	$17.184	$16.697	$14.685	$15.588	$14.442	$12.535	$13.056	$12.647	$11.861	$10.002
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	11	8	0

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.186	$14.285	$15.217	$14.148	$12.322	$12.880	$12.520	$11.783	$9.971	$10.284
Accumulation unit value at end of period	$16.600	$16.186	$14.285	$15.217	$14.148	$12.322	$12.880	$12.520	$11.783	$9.971
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	21	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.972	$14.117	$15.061	$14.024	$12.232	$12.805	$12.466	$11.750	$9.958	$10.280
Accumulation unit value at end of period	$16.355	$15.972	$14.117	$15.061	$14.024	$12.232	$12.805	$12.466	$11.750	$9.958
Number of accumulation units outstanding at end of period (in thousands)	19	8	7	6	16	4	4	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.761	$13.952	$14.906	$13.901	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.115	$15.761	$13.952	$14.906	$13.901	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.483	$13.733	$14.703	$13.739	$12.025	$12.632	$12.341	$11.673	$9.927	$10.272
Accumulation unit value at end of period	$15.799	$15.483	$13.733	$14.703	$13.739	$12.025	$12.632	$12.341	$11.673	$9.927
Number of accumulation units outstanding at end of period (in thousands)	1	3	1	6	14	4	3	3	2	0
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.211	$13.518	$14.502	$13.578	$11.908	$12.535	$12.270	$11.629	$9.909	$10.268
Accumulation unit value at end of period	$15.490	$15.211	$13.518	$14.502	$13.578	$11.908	$12.535	$12.270	$11.629	$9.909
Number of accumulation units outstanding at end of period (in thousands)	3	15	17	16	5	12	8	5	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891	$10.263
Accumulation unit value at end of period	$15.187	$14.943	$13.307	$14.304	$13.419	$11.793	$12.438	$12.200	$11.586	$9.891
Number of accumulation units outstanding at end of period (in thousands)	7	6	10	8	5	5	4	4	1	0

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.503	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879	$17.392
Accumulation unit value at end of period	$20.917	$20.503	$17.603	$22.911	$18.354	$18.534	$18.079	$19.347	$15.850	$13.879
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	-	1	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.465	$9.878	$12.902	$10.372	$10.511	$10.288	$11.049	$9.084	$7.982	$10.037
Accumulation unit value at end of period	$11.656	$11.465	$9.878	$12.902	$10.372	$10.511	$10.288	$11.049	$9.084	$7.982
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	3	4	7	12	12	15	14
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.214	$9.676	$12.657	$10.190	$10.342	$10.138	$10.904	$8.978	$7.901	$9.950
Accumulation unit value at end of period	$11.383	$11.214	$9.676	$12.657	$10.190	$10.342	$10.138	$10.904	$8.978	$7.901
Number of accumulation units outstanding at end of period (in thousands)	8	8	7	7	14	15	7	7	7	7
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.968	$9.478	$12.417	$10.011	$10.176	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.117	$10.968	$9.478	$12.417	$10.011	$10.176	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	18	19	23	25	16	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.648	$9.220	$12.103	$9.779	$9.959	$9.797	$10.574	$8.736	$7.715	$9.751
Accumulation unit value at end of period	$10.771	$10.648	$9.220	$12.103	$9.779	$9.959	$9.797	$10.574	$8.736	$7.715
Number of accumulation units outstanding at end of period (in thousands)	19	21	21	26	22	37	55	56	53	50
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$6.471	$5.614	$7.384	$5.978	$6.100	$6.013	$6.503	$5.384	$4.764	$6.033
Accumulation unit value at end of period	$6.532	$6.471	$5.614	$7.384	$5.978	$6.100	$6.013	$6.503	$5.384	$4.764
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	4	8	19

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.769
Accumulation unit value at end of period	$10.368	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698
Number of accumulation units outstanding at end of period (in thousands)	15	14	16	15	25	25	29	45	43	40
AllianzGI International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.162	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712	$10.619
Accumulation unit value at end of period	$12.205	$11.162	$9.183	$10.929	$8.899	$9.528	$11.005	$11.660	$10.579	$8.712
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.039	$9.940	$11.871	$9.700	$10.421	$12.080	$12.843	$11.694	$9.663	$11.806
Accumulation unit value at end of period	$13.119	$12.039	$9.940	$11.871	$9.700	$10.421	$12.080	$12.843	$11.694	$9.663
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.676	$8.828	$10.559	$8.641	$9.298	$10.794	$11.493	$10.480	$8.673	$10.607
Accumulation unit value at end of period	$11.616	$10.676	$8.828	$10.559	$8.641	$9.298	$10.794	$11.493	$10.480	$8.673
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.535	$8.724	$10.451	$8.565	$9.230	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.445	$10.535	$8.724	$10.451	$8.565	$9.230	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	4	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.349	$8.587	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$8.646	$10.599
Accumulation unit value at end of period	$11.221	$10.349	$8.587	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$8.646
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	0	0	-

APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.167	$8.453	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$8.631	$10.594
Accumulation unit value at end of period	$11.002	$10.167	$8.453	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$8.631
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616	$10.590
Accumulation unit value at end of period	$10.786	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$8.616
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Century Heritage Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.995	$13.317	$14.082	$11.588	$11.249	$11.068	$10.259	$-	$-	$-
Accumulation unit value at end of period	$25.589	$17.995	$13.317	$14.082	$11.588	$11.249	$11.068	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	-	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.614	$13.081	$13.881	$11.463	$11.167	$11.025	$10.255	$-	$-	$-
Accumulation unit value at end of period	$24.961	$17.614	$13.081	$13.881	$11.463	$11.167	$11.025	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	11	10	10	4	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.454	$12.981	$13.796	$11.409	$11.131	$11.006	$10.254	$-	$-	$-
Accumulation unit value at end of period	$24.696	$17.454	$12.981	$13.796	$11.409	$11.131	$11.006	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	17	17	17	15	23	20	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.294	$12.882	$13.711	$11.356	$11.096	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.434	$17.294	$12.882	$13.711	$11.356	$11.096	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	7	-	-	-	-

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.084	$12.751	$13.599	$11.286	$11.049	$10.964	$10.250	$-	$-	$-
Accumulation unit value at end of period	$24.089	$17.084	$12.751	$13.599	$11.286	$11.049	$10.964	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	5	5	5	5	8	10	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.877	$12.621	$13.488	$11.216	$11.003	$10.939	$10.247	$-	$-	$-
Accumulation unit value at end of period	$23.749	$16.877	$12.621	$13.488	$11.216	$11.003	$10.939	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	7	7	8	8	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.672	$12.493	$13.378	$11.147	$10.957	$10.915	$10.245	$-	$-	$-
Accumulation unit value at end of period	$23.414	$16.672	$12.493	$13.378	$11.147	$10.957	$10.915	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	10	9	9	-	-	-
American Century Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$34.096	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145	$15.194
Accumulation unit value at end of period	$37.055	$34.096	$25.625	$30.952	$28.162	$22.387	$23.061	$22.136	$16.458	$14.145
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.489	$28.274	$34.272	$31.292	$24.962	$25.803	$24.855	$18.544	$15.994	$17.241
Accumulation unit value at end of period	$40.600	$37.489	$28.274	$34.272	$31.292	$24.962	$25.803	$24.855	$18.544	$15.994
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.620	$27.660	$33.579	$30.704	$24.530	$25.395	$24.499	$18.305	$15.812	$17.070
Accumulation unit value at end of period	$39.600	$36.620	$27.660	$33.579	$30.704	$24.530	$25.395	$24.499	$18.305	$15.812
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-

APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.772	$27.060	$32.899	$30.128	$24.106	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.624	$35.772	$27.060	$32.899	$30.128	$24.106	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	6	6	5	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.671	$26.279	$32.015	$29.377	$23.552	$24.467	$23.686	$17.761	$15.396	$16.679
Accumulation unit value at end of period	$37.360	$34.671	$26.279	$32.015	$29.377	$23.552	$24.467	$23.686	$17.761	$15.396
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	2	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.392	$18.525	$22.614	$20.792	$16.702	$17.387	$16.865	$12.671	$11.006	$11.947
Accumulation unit value at end of period	$26.232	$24.392	$18.525	$22.614	$20.792	$16.702	$17.387	$16.865	$12.671	$11.006
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	3	3	3	3	3	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933	$16.242
Accumulation unit value at end of period	$34.956	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	4	3	3	4	4	5	3
American Century Ultra® Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$37.066	$27.607	$27.496	$20.897	$20.068	$18.952	$17.289	$12.659	$11.115	$11.010
Accumulation unit value at end of period	$55.376	$37.066	$27.607	$27.496	$20.897	$20.068	$18.952	$17.289	$12.659	$11.115
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$35.515	$26.545	$26.532	$20.234	$19.500	$18.480	$16.918	$12.430	$10.952	$10.887
Accumulation unit value at end of period	$52.875	$35.515	$26.545	$26.532	$20.234	$19.500	$18.480	$16.918	$12.430	$10.952
Number of accumulation units outstanding at end of period (in thousands)	7	8	10	10	12	9	4	2	1	1

APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.480	$25.810	$25.836	$19.733	$19.045	$18.076	$16.573	$12.195	$10.761	$10.713
Accumulation unit value at end of period	$51.257	$34.480	$25.810	$25.836	$19.733	$19.045	$18.076	$16.573	$12.195	$10.761
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.740	$25.294	$25.357	$19.397	$18.749	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.082	$33.740	$25.294	$25.357	$19.397	$18.749	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.778	$24.622	$24.734	$18.957	$18.361	$17.488	$16.089	$11.880	$10.520	$10.510
Accumulation unit value at end of period	$48.557	$32.778	$24.622	$24.734	$18.957	$18.361	$17.488	$16.089	$11.880	$10.520
Number of accumulation units outstanding at end of period (in thousands)	5	3	4	4	3	4	4	3	3	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.351	$22.844	$22.994	$17.659	$17.137	$16.355	$15.077	$11.156	$9.898	$9.908
Accumulation unit value at end of period	$44.871	$30.351	$22.844	$22.994	$17.659	$17.137	$16.355	$15.077	$11.156	$9.898
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	0
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.936	$23.331	$23.531	$18.108	$17.608	$16.838	$15.554	$11.531	$10.252	$10.283
Accumulation unit value at end of period	$45.645	$30.936	$23.331	$23.531	$18.108	$17.608	$16.838	$15.554	$11.531	$10.252
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	2	2
American Funds Capital World Growth and Income FundSM
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$101.130	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898	$49.800
Accumulation unit value at end of period	$116.310	$101.130	$80.945	$90.521	$72.826	$68.608	$70.357	$67.874	$54.513	$45.898
Number of accumulation units outstanding at end of period (in thousands)	15	15	16	19	17	17	20	23	23	21

APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.010	$24.104	$27.051	$21.839	$20.646	$21.247	$20.569	$16.578	$14.007	$15.251
Accumulation unit value at end of period	$34.396	$30.010	$24.104	$27.051	$21.839	$20.646	$21.247	$20.569	$16.578	$14.007
Number of accumulation units outstanding at end of period (in thousands)	87	89	95	109	128	137	137	162	119	115
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.335	$23.597	$26.522	$21.444	$20.303	$20.925	$20.288	$16.376	$13.857	$15.110
Accumulation unit value at end of period	$33.571	$29.335	$23.597	$26.522	$21.444	$20.303	$20.925	$20.288	$16.376	$13.857
Number of accumulation units outstanding at end of period (in thousands)	183	186	196	195	211	227	216	202	237	235
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.675	$23.101	$26.003	$21.056	$19.965	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.767	$28.675	$23.101	$26.003	$21.056	$19.965	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	38	43	48	53	64	57	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.817	$22.455	$25.327	$20.549	$19.524	$20.193	$19.647	$15.914	$13.513	$14.787
Accumulation unit value at end of period	$31.724	$27.817	$22.455	$25.327	$20.549	$19.524	$20.193	$19.647	$15.914	$13.513
Number of accumulation units outstanding at end of period (in thousands)	92	97	102	99	90	110	149	142	143	126
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.460	$13.313	$15.047	$12.233	$11.645	$12.069	$11.766	$9.549	$8.125	$8.909
Accumulation unit value at end of period	$18.734	$16.460	$13.313	$15.047	$12.233	$11.645	$12.069	$11.766	$9.549	$8.125
Number of accumulation units outstanding at end of period (in thousands)	119	126	153	155	185	185	225	258	191	204
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427
Accumulation unit value at end of period	$29.736	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131
Number of accumulation units outstanding at end of period (in thousands)	104	112	117	129	152	152	180	171	206	197

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds EuroPacific Growth Fund®
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.119	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738	$18.268
Accumulation unit value at end of period	$37.477	$30.119	$23.790	$28.145	$21.597	$21.514	$21.759	$22.412	$18.710	$15.738
Number of accumulation units outstanding at end of period (in thousands)	194	163	268	245	230	221	183	169	156	33
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.855	$24.457	$29.037	$22.359	$22.351	$22.684	$23.447	$19.643	$16.580	$19.314
Accumulation unit value at end of period	$38.259	$30.855	$24.457	$29.037	$22.359	$22.351	$22.684	$23.447	$19.643	$16.580
Number of accumulation units outstanding at end of period (in thousands)	74	74	78	94	101	93	101	89	72	134
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321	$19.041
Accumulation unit value at end of period	$37.156	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321
Number of accumulation units outstanding at end of period (in thousands)	104	110	148	121	121	126	133	179	133	114
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.218	$22.434	$26.715	$20.633	$20.687	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.884	$28.218	$22.434	$26.715	$20.633	$20.687	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	28	46	69	87	74	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.128	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732	$18.418
Accumulation unit value at end of period	$34.704	$28.128	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732
Number of accumulation units outstanding at end of period (in thousands)	37	40	41	48	56	60	79	86	87	109
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.034	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976	$9.356
Accumulation unit value at end of period	$17.281	$14.034	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976
Number of accumulation units outstanding at end of period (in thousands)	93	81	100	146	193	197	199	215	160	128
APP I-12

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730
Accumulation unit value at end of period	$32.099	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084
Number of accumulation units outstanding at end of period (in thousands)	98	109	116	129	160	160	165	167	188	178
American Funds The Growth Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$40.449	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126	$13.838
Accumulation unit value at end of period	$55.572	$40.449	$31.673	$32.736	$26.041	$24.086	$22.932	$21.050	$15.777	$13.126
Number of accumulation units outstanding at end of period (in thousands)	103	111	212	241	194	268	242	234	226	114
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.325	$29.329	$30.421	$24.284	$22.540	$21.535	$19.837	$14.919	$12.456	$13.178
Accumulation unit value at end of period	$51.102	$37.325	$29.329	$30.421	$24.284	$22.540	$21.535	$19.837	$14.919	$12.456
Number of accumulation units outstanding at end of period (in thousands)	89	109	119	173	208	204	171	211	156	256
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261	$12.991
Accumulation unit value at end of period	$49.628	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261
Number of accumulation units outstanding at end of period (in thousands)	311	312	323	288	302	335	309	282	343	374
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.426	$29.497	$30.688	$24.570	$22.873	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.087	$37.426	$29.497	$30.688	$24.570	$22.873	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	57	58	66	87	80	81	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.026	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818	$12.566
Accumulation unit value at end of period	$46.353	$34.026	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818
Number of accumulation units outstanding at end of period (in thousands)	85	102	107	135	194	205	228	220	206	283

APP I-13

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.826	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409	$8.959
Accumulation unit value at end of period	$32.392	$23.826	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409
Number of accumulation units outstanding at end of period (in thousands)	181	217	255	286	338	329	396	376	304	344
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097
Accumulation unit value at end of period	$42.874	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332
Number of accumulation units outstanding at end of period (in thousands)	237	246	257	281	353	353	388	443	520	495
Ariel Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.780	$23.099	$26.856	$23.333	$20.710	$22.084	$20.419	$13.966	$11.701	$42.390
Accumulation unit value at end of period	$30.899	$28.780	$23.099	$26.856	$23.333	$20.710	$22.084	$20.419	$13.966	$11.701
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.789	$22.382	$26.114	$22.767	$20.279	$21.700	$20.134	$13.819	$11.619	$12.584
Accumulation unit value at end of period	$29.731	$27.789	$22.382	$26.114	$22.767	$20.279	$21.700	$20.134	$13.819	$11.619
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.773	$21.596	$25.235	$22.034	$19.655	$21.064	$19.574	$13.454	$11.329	$12.289
Accumulation unit value at end of period	$28.601	$26.773	$21.596	$25.235	$22.034	$19.655	$21.064	$19.574	$13.454	$11.329
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.199	$21.165	$24.768	$21.659	$19.349	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.946	$26.199	$21.165	$24.768	$21.659	$19.349	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	5	4	4	-	-	-	-

APP I-14

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.452	$20.603	$24.159	$21.169	$18.949	$20.378	$19.003	$13.108	$11.076	$12.057
Accumulation unit value at end of period	$27.095	$25.452	$20.603	$24.159	$21.169	$18.949	$20.378	$19.003	$13.108	$11.076
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	4	7	8	7	8
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.766	$18.466	$21.697	$19.049	$17.086	$18.411	$17.203	$11.890	$10.067	$10.980
Accumulation unit value at end of period	$24.188	$22.766	$18.466	$21.697	$19.049	$17.086	$18.411	$17.203	$11.890	$10.067
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.022	$19.523	$22.985	$20.221	$18.173	$19.622	$18.371	$12.723	$10.794	$11.797
Accumulation unit value at end of period	$25.471	$24.022	$19.523	$22.985	$20.221	$18.173	$19.622	$18.371	$12.723	$10.794
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	1	-	-	-	0	0	0
Ariel Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.829	$21.521	$24.929	$21.512	$18.615	$19.411	$17.495	$12.092	$10.050	$11.336
Accumulation unit value at end of period	$29.518	$26.829	$21.521	$24.929	$21.512	$18.615	$19.411	$17.495	$12.092	$10.050
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.460	$20.494	$23.823	$20.629	$17.914	$18.745	$16.954	$11.760	$9.808	$11.101
Accumulation unit value at end of period	$27.914	$25.460	$20.494	$23.823	$20.629	$17.914	$18.745	$16.954	$11.760	$9.808
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.959	$20.120	$23.424	$20.315	$17.667	$18.515	$16.771	$11.650	$9.731	$11.031
Accumulation unit value at end of period	$27.323	$24.959	$20.120	$23.424	$20.315	$17.667	$18.515	$16.771	$11.650	$9.731
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-15

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.423	$19.718	$22.991	$19.969	$17.392	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.697	$24.423	$19.718	$22.991	$19.969	$17.392	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	11	10	9	9	8	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.727	$19.195	$22.425	$19.516	$17.032	$17.912	$16.282	$11.350	$9.513	$10.822
Accumulation unit value at end of period	$25.884	$23.727	$19.195	$22.425	$19.516	$17.032	$17.912	$16.282	$11.350	$9.513
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	3	10	13	10	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.113	$19.546	$22.882	$19.953	$17.448	$18.386	$16.746	$11.697	$9.824	$11.198
Accumulation unit value at end of period	$26.253	$24.113	$19.546	$22.882	$19.953	$17.448	$18.386	$16.746	$11.697	$9.824
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.394	$18.189	$21.336	$18.642	$16.334	$17.247	$15.740	$11.016	$9.271	$10.588
Accumulation unit value at end of period	$24.333	$22.394	$18.189	$21.336	$18.642	$16.334	$17.247	$15.740	$11.016	$9.271
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	1	1
Artisan Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$56.737	$45.931	$53.145	$47.298	$38.619	$42.856	$42.214	$31.086	$27.908	$26.223
Accumulation unit value at end of period	$59.825	$56.737	$45.931	$53.145	$47.298	$38.619	$42.856	$42.214	$31.086	$27.908
Number of accumulation units outstanding at end of period (in thousands)	52	60	67	79	88	129	115	97	86	71
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.946	$24.328	$28.248	$25.228	$20.671	$23.020	$22.755	$16.815	$15.148	$14.284
Accumulation unit value at end of period	$31.466	$29.946	$24.328	$28.248	$25.228	$20.671	$23.020	$22.755	$16.815	$15.148
Number of accumulation units outstanding at end of period (in thousands)	5	7	8	8	15	18	23	21	24	24

APP I-16

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.400	$25.547	$29.708	$26.572	$21.804	$24.319	$24.075	$17.817	$16.075	$15.181
Accumulation unit value at end of period	$32.944	$31.400	$25.547	$29.708	$26.572	$21.804	$24.319	$24.075	$17.817	$16.075
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	0	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.699	$25.014	$29.133	$26.096	$21.446	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.161	$30.699	$25.014	$29.133	$26.096	$21.446	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.790	$24.322	$28.384	$25.476	$20.978	$23.479	$23.325	$17.323	$15.684	$14.863
Accumulation unit value at end of period	$31.146	$29.790	$24.322	$28.384	$25.476	$20.978	$23.479	$23.325	$17.323	$15.684
Number of accumulation units outstanding at end of period (in thousands)	5	7	9	10	11	11	14	14	16	19
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.411	$17.516	$20.482	$18.420	$15.198	$17.045	$16.967	$12.626	$11.454	$10.877
Accumulation unit value at end of period	$22.341	$21.411	$17.516	$20.482	$18.420	$15.198	$17.045	$16.967	$12.626	$11.454
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	1	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.446	$20.039	$23.480	$21.159	$17.493	$19.657	$19.606	$14.619	$13.289	$12.644
Accumulation unit value at end of period	$25.457	$24.446	$20.039	$23.480	$21.159	$17.493	$19.657	$19.606	$14.619	$13.289
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	2	9
Ave Maria Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658	$12.590
Accumulation unit value at end of period	$45.421	$38.372	$27.990	$28.504	$22.380	$19.969	$20.525	$19.092	$14.519	$12.658
Number of accumulation units outstanding at end of period (in thousands)	-	2	-	-	-	-	-	1	0	0

APP I-17

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.073	$27.137	$27.732	$21.850	$19.565	$20.180	$18.837	$14.375	$12.576	$12.553
Accumulation unit value at end of period	$43.730	$37.073	$27.137	$27.732	$21.850	$19.565	$20.180	$18.837	$14.375	$12.576
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541	$12.537
Accumulation unit value at end of period	$43.024	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.994	$26.426	$27.088	$21.407	$19.225	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.330	$35.994	$26.426	$27.088	$21.407	$19.225	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461	$12.500
Accumulation unit value at end of period	$41.422	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415	$12.479
Accumulation unit value at end of period	$40.533	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	2	6	5	4	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458
Accumulation unit value at end of period	$39.664	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	8	8	7	6	4	3

APP I-18

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ave Maria Rising Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002	$11.470
Accumulation unit value at end of period	$32.776	$30.789	$24.133	$25.351	$21.701	$18.816	$19.993	$18.295	$13.669	$12.002
Number of accumulation units outstanding at end of period (in thousands)	19	19	18	18	17	15	16	30	19	31
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.747	$23.398	$24.665	$21.187	$18.435	$19.657	$18.051	$13.533	$11.924	$11.436
Accumulation unit value at end of period	$31.556	$29.747	$23.398	$24.665	$21.187	$18.435	$19.657	$18.051	$13.533	$11.924
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	2
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891	$11.422
Accumulation unit value at end of period	$31.047	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	8	-	-	0	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.881	$22.785	$24.092	$20.757	$18.115	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.546	$28.881	$22.785	$24.092	$20.757	$18.115	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	37	34	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815	$11.388
Accumulation unit value at end of period	$29.890	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	8	6	-	-	0	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771	$11.369
Accumulation unit value at end of period	$29.249	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771
Number of accumulation units outstanding at end of period (in thousands)	10	9	15	29	26	26	26	33	14	6

APP I-19

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350
Accumulation unit value at end of period	$28.621	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	10	8	7	5	3	5	4
Ave Maria Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939	$11.787
Accumulation unit value at end of period	$13.457	$12.677	$10.518	$11.526	$9.791	$8.409	$14.423	$15.677	$12.395	$11.939
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.480	$10.391	$11.428	$9.741	$8.395	$14.181	$15.467	$12.272	$11.862	$11.752
Accumulation unit value at end of period	$13.202	$12.480	$10.391	$11.428	$9.741	$8.395	$14.181	$15.467	$12.272	$11.862
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829	$11.737
Accumulation unit value at end of period	$13.094	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	10	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.314	$10.284	$11.344	$9.699	$8.383	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.987	$12.314	$10.284	$11.344	$9.699	$8.383	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753	$11.702
Accumulation unit value at end of period	$12.846	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	9	-	-	-	-

APP I-20

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710	$11.683
Accumulation unit value at end of period	$12.707	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	6	5	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663
Accumulation unit value at end of period	$12.569	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	0	0	0
Baron Small Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$40.356	$30.005	$32.398	$25.483	$23.180	$24.463	$24.056	$17.461	$14.800	$15.038
Accumulation unit value at end of period	$56.633	$40.356	$30.005	$32.398	$25.483	$23.180	$24.463	$24.056	$17.461	$14.800
Number of accumulation units outstanding at end of period (in thousands)	1	59	67	83	93	144	133	109	96	80
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$35.127	$26.210	$28.399	$22.416	$20.461	$21.670	$21.384	$15.576	$13.248	$13.508
Accumulation unit value at end of period	$49.124	$35.127	$26.210	$28.399	$22.416	$20.461	$21.670	$21.384	$15.576	$13.248
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.919	$23.852	$25.883	$20.461	$18.704	$19.839	$19.607	$14.303	$12.183	$12.442
Accumulation unit value at end of period	$44.570	$31.919	$23.852	$25.883	$20.461	$18.704	$19.839	$19.607	$14.303	$12.183
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$38.009	$28.445	$30.915	$24.475	$22.407	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.995	$38.009	$28.445	$30.915	$24.475	$22.407	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	-	-	-	-

APP I-21

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.344	$26.504	$28.863	$22.896	$21.004	$22.356	$22.172	$16.230	$13.874	$14.218
Accumulation unit value at end of period	$49.181	$35.344	$26.504	$28.863	$22.896	$21.004	$22.356	$22.172	$16.230	$13.874
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	2	2	2	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.295	$20.509	$22.380	$17.788	$16.351	$17.438	$17.329	$12.711	$10.887	$11.179
Accumulation unit value at end of period	$37.905	$27.295	$20.509	$22.380	$17.788	$16.351	$17.438	$17.329	$12.711	$10.887
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.637	$21.561	$23.574	$18.775	$17.292	$18.480	$18.401	$13.524	$11.607	$11.942
Accumulation unit value at end of period	$39.690	$28.637	$21.561	$23.574	$18.775	$17.292	$18.480	$18.401	$13.524	$11.607
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	3	3
BlackRock LifePath® Dynamic 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.446	$27.399	$28.987	$24.635	$22.972	$23.454	$22.270	$19.593	$17.325	$17.435
Accumulation unit value at end of period	$37.811	$33.446	$27.399	$28.987	$24.635	$22.972	$23.454	$22.270	$19.593	$17.325
Number of accumulation units outstanding at end of period (in thousands)	237	261	293	314	342	473	408	294	255	208
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.581	$17.741	$18.836	$16.064	$15.031	$15.401	$14.675	$12.956	$11.496	$11.610
Accumulation unit value at end of period	$24.313	$21.581	$17.741	$18.836	$16.064	$15.031	$15.401	$14.675	$12.956	$11.496
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	2	2	0	0	1
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.469	$17.676	$18.794	$16.052	$15.043	$15.436	$14.730	$13.024	$11.574	$11.706
Accumulation unit value at end of period	$24.150	$21.469	$17.676	$18.794	$16.052	$15.043	$15.436	$14.730	$13.024	$11.574
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
APP I-22

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.008	$17.322	$18.446	$15.779	$14.809	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.596	$21.008	$17.322	$18.446	$15.779	$14.809	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	7	7	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.409	$16.862	$17.992	$15.421	$14.502	$14.933	$14.300	$12.688	$11.315	$11.485
Accumulation unit value at end of period	$22.878	$20.409	$16.862	$17.992	$15.421	$14.502	$14.933	$14.300	$12.688	$11.315
Number of accumulation units outstanding at end of period (in thousands)	22	34	28	20	15	12	19	18	27	31
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.019	$15.745	$16.835	$14.457	$13.623	$14.056	$13.487	$11.991	$10.715	$10.897
Accumulation unit value at end of period	$21.277	$19.019	$15.745	$16.835	$14.457	$13.623	$14.056	$13.487	$11.991	$10.715
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	0
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.262	$15.978	$17.118	$14.730	$13.908	$14.378	$13.824	$12.315	$11.027	$11.236
Accumulation unit value at end of period	$21.505	$19.262	$15.978	$17.118	$14.730	$13.908	$14.378	$13.824	$12.315	$11.027
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	3	3	3	4	4	4	5
BlackRock LifePath® Dynamic 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.393	$28.949	$31.292	$25.768	$23.865	$24.426	$23.168	$19.805	$17.263	$17.684
Accumulation unit value at end of period	$41.482	$36.393	$28.949	$31.292	$25.768	$23.865	$24.426	$23.168	$19.805	$17.263
Number of accumulation units outstanding at end of period (in thousands)	138	152	164	181	229	318	271	200	170	139
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.556	$18.005	$19.530	$16.139	$14.999	$15.406	$14.664	$12.579	$11.003	$11.311
Accumulation unit value at end of period	$25.620	$22.556	$18.005	$19.530	$16.139	$14.999	$15.406	$14.664	$12.579	$11.003
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	2	2	1	1	1	0

APP I-23

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.452	$17.949	$19.499	$16.137	$15.020	$15.451	$14.728	$12.654	$11.085	$11.412
Accumulation unit value at end of period	$25.464	$22.452	$17.949	$19.499	$16.137	$15.020	$15.451	$14.728	$12.654	$11.085
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	1	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.970	$17.591	$19.139	$15.863	$14.787	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.881	$21.970	$17.590	$19.139	$15.863	$14.787	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	11	9	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.344	$17.123	$18.668	$15.503	$14.480	$14.947	$14.298	$12.328	$10.837	$11.196
Accumulation unit value at end of period	$24.123	$21.344	$17.123	$18.668	$15.503	$14.480	$14.947	$14.298	$12.328	$10.837
Number of accumulation units outstanding at end of period (in thousands)	32	36	32	29	21	28	25	22	17	19
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.639	$16.591	$18.124	$15.081	$14.115	$14.599	$13.993	$12.089	$10.648	$11.023
Accumulation unit value at end of period	$23.280	$20.639	$16.591	$18.124	$15.081	$14.115	$14.599	$13.993	$12.089	$10.648
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.144	$16.225	$17.760	$14.808	$13.887	$14.392	$13.822	$11.965	$10.560	$10.954
Accumulation unit value at end of period	$22.676	$20.144	$16.225	$17.760	$14.808	$13.887	$14.392	$13.822	$11.965	$10.560
Number of accumulation units outstanding at end of period (in thousands)	15	13	12	10	9	9	10	9	8	17
BlackRock LifePath® Dynamic Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.871	$22.129	$22.975	$20.573	$19.424	$19.725	$18.830	$17.722	$16.317	$15.696
Accumulation unit value at end of period	$29.188	$25.871	$22.129	$22.975	$20.573	$19.424	$19.725	$18.830	$17.722	$16.317
Number of accumulation units outstanding at end of period (in thousands)	277	312	58	68	78	124	123	124	112	113

APP I-24

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.831	$17.023	$17.735	$15.937	$15.099	$15.387	$14.741	$13.921	$12.863	$12.416
Accumulation unit value at end of period	$22.296	$19.831	$17.023	$17.735	$15.937	$15.099	$15.387	$14.741	$13.921	$12.863
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	4	2	2	2	0
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.601	$16.851	$17.583	$15.823	$15.014	$15.323	$14.701	$13.905	$12.867	$12.439
Accumulation unit value at end of period	$22.004	$19.601	$16.851	$17.583	$15.823	$15.014	$15.323	$14.701	$13.905	$12.867
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.180	$16.514	$17.257	$15.553	$14.780	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.500	$19.180	$16.514	$17.257	$15.553	$14.780	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.634	$16.075	$16.832	$15.201	$14.474	$14.824	$14.272	$13.547	$12.579	$12.204
Accumulation unit value at end of period	$20.845	$18.634	$16.075	$16.832	$15.201	$14.474	$14.824	$14.272	$13.547	$12.579
Number of accumulation units outstanding at end of period (in thousands)	13	10	3	2	2	3	7	3	10	8
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.844	$13.696	$14.370	$13.003	$12.406	$12.732	$12.283	$11.682	$10.869	$10.565
Accumulation unit value at end of period	$17.689	$15.844	$13.696	$14.370	$13.003	$12.406	$12.732	$12.283	$11.682	$10.869
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.586	$15.232	$16.014	$14.520	$13.881	$14.274	$13.797	$13.148	$12.258	$11.940
Accumulation unit value at end of period	$19.595	$17.586	$15.232	$16.014	$14.520	$13.881	$14.274	$13.797	$13.148	$12.258
Number of accumulation units outstanding at end of period (in thousands)	4	4	2	2	3	3	4	4	5	7

APP I-25

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BNY Mellon Midcap Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$95.397	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222	$38.060
Accumulation unit value at end of period	$107.890	$95.397	$75.980	$85.850	$74.214	$61.727	$63.394	$57.963	$43.626	$37.222
Number of accumulation units outstanding at end of period (in thousands)	120	128	153	142	120	74	24	19	11	2
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$32.087	$25.646	$29.079	$25.226	$21.055	$21.699	$19.910	$15.038	$12.875	$13.211
Accumulation unit value at end of period	$36.162	$32.087	$25.646	$29.079	$25.226	$21.055	$21.699	$19.910	$15.038	$12.875
Number of accumulation units outstanding at end of period (in thousands)	18	28	27	35	31	13	78	34	8	24
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881	$13.236
Accumulation unit value at end of period	$35.692	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881
Number of accumulation units outstanding at end of period (in thousands)	53	48	50	52	38	61	56	57	51	40
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.037	$24.881	$28.298	$24.621	$20.612	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.875	$31.037	$24.881	$28.298	$24.621	$20.612	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	11	16	21	9	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.153	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593	$12.986
Accumulation unit value at end of period	$33.813	$30.153	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593
Number of accumulation units outstanding at end of period (in thousands)	12	11	12	13	13	22	20	18	13	12
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.820	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533	$10.884
Accumulation unit value at end of period	$27.778	$24.820	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533
Number of accumulation units outstanding at end of period (in thousands)	21	26	40	43	51	40	40	28	21	11

APP I-26

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706
Accumulation unit value at end of period	$31.786	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272
Number of accumulation units outstanding at end of period (in thousands)	23	25	27	28	25	28	39	37	40	34
BNY Mellon Smallcap Stock Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$72.579	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365	$29.988
Accumulation unit value at end of period	$80.498	$72.579	$59.352	$65.139	$57.950	$46.049	$47.102	$44.687	$31.747	$27.365
Number of accumulation units outstanding at end of period (in thousands)	117	133	146	133	103	43	13	17	9	3
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.991	$26.253	$28.914	$25.813	$20.583	$21.128	$20.115	$14.341	$12.404	$13.625
Accumulation unit value at end of period	$35.358	$31.991	$26.253	$28.914	$25.813	$20.583	$21.128	$20.115	$14.341	$12.404
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	11	9	5	17	8	1	12
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404	$13.639
Accumulation unit value at end of period	$34.884	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404
Number of accumulation units outstanding at end of period (in thousands)	35	38	38	36	23	29	32	29	30	26
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.931	$25.459	$28.125	$25.184	$20.142	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.084	$30.931	$25.459	$28.125	$25.184	$20.142	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	3	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.050	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127	$13.365
Accumulation unit value at end of period	$33.047	$30.050	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	7	8	7	8	6	8

APP I-27

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.893	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028	$12.171
Accumulation unit value at end of period	$29.516	$26.893	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028
Number of accumulation units outstanding at end of period (in thousands)	22	23	25	26	25	24	17	15	10	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$13.059
Accumulation unit value at end of period	$31.066	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818
Number of accumulation units outstanding at end of period (in thousands)	24	21	22	23	22	23	29	23	20	24
Calamos Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$10.000	$-
Accumulation unit value at end of period	$28.806	$20.011	$15.502	$18.339	$13.644	$13.785	$13.130	$13.047	$10.914	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.460	$15.129	$17.961	$13.409	$13.595	$12.995	$12.957	$10.877	$10.000	$-
Accumulation unit value at end of period	$27.916	$19.460	$15.129	$17.961	$13.409	$13.595	$12.995	$12.957	$10.877	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$10.000	$-
Accumulation unit value at end of period	$27.544	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.001	$14.816	$17.643	$13.211	$13.434	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.176	$19.001	$14.816	$17.643	$13.211	$13.434	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-28

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$10.000	$-
Accumulation unit value at end of period	$26.693	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$10.000	$-
Accumulation unit value at end of period	$26.218	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-
Accumulation unit value at end of period	$25.752	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$52.809	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498	$16.875
Accumulation unit value at end of period	$65.626	$52.809	$38.687	$36.830	$29.280	$28.616	$27.601	$24.857	$19.059	$16.498
Number of accumulation units outstanding at end of period (in thousands)	55	18	41	41	45	42	42	39	35	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$40.792	$29.988	$28.650	$22.856	$22.416	$21.697	$19.608	$15.087	$13.106	$13.452
Accumulation unit value at end of period	$50.516	$40.792	$29.988	$28.650	$22.856	$22.416	$21.697	$19.608	$15.087	$13.106
Number of accumulation units outstanding at end of period (in thousands)	23	21	24	27	31	36	34	35	8	15
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$40.495	$29.815	$28.527	$22.792	$22.387	$21.701	$19.641	$15.135	$13.167	$13.536
Accumulation unit value at end of period	$50.073	$40.495	$29.815	$28.527	$22.792	$22.387	$21.701	$19.641	$15.135	$13.167
Number of accumulation units outstanding at end of period (in thousands)	25	23	28	30	40	44	46	44	91	78

APP I-29

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.570	$29.177	$27.960	$22.372	$22.007	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.856	$39.570	$29.177	$27.960	$22.372	$22.007	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	5	8	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.328	$27.579	$26.481	$21.231	$20.927	$20.357	$18.489	$14.297	$12.482	$12.876
Accumulation unit value at end of period	$45.995	$37.328	$27.579	$26.481	$21.231	$20.927	$20.357	$18.489	$14.297	$12.482
Number of accumulation units outstanding at end of period (in thousands)	14	9	9	14	8	14	14	18	16	46
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$29.094	$21.538	$20.723	$16.648	$16.441	$16.026	$14.585	$11.300	$9.886	$10.218
Accumulation unit value at end of period	$35.778	$29.094	$21.538	$20.723	$16.648	$16.441	$16.026	$14.585	$11.300	$9.886
Number of accumulation units outstanding at end of period (in thousands)	17	14	16	14	32	27	37	31	37	23
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452
Accumulation unit value at end of period	$39.305	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057
Number of accumulation units outstanding at end of period (in thousands)	55	59	51	55	60	62	65	55	50	66
ClearBridge Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.142	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779	$10.349
Accumulation unit value at end of period	$31.078	$27.142	$20.908	$21.373	$17.884	$16.397	$16.166	$14.599	$11.292	$9.779
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.311	$20.339	$20.865	$17.519	$16.119	$15.947	$14.452	$11.218	$9.748	$10.341
Accumulation unit value at end of period	$30.021	$26.311	$20.339	$20.865	$17.519	$16.119	$15.947	$14.452	$11.218	$9.748
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	6	-	-	1	1	-	-

APP I-30

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.963	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$11.186	$9.735	$10.338
Accumulation unit value at end of period	$29.579	$25.963	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$11.186	$9.735
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	1	7	8	5	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.619	$19.864	$20.439	$17.213	$15.884	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.144	$25.619	$19.864	$20.439	$17.213	$15.884	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.168	$19.553	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$9.705	$10.330
Accumulation unit value at end of period	$28.573	$25.168	$19.553	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$9.705
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.725	$19.247	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$9.688	$10.325
Accumulation unit value at end of period	$28.014	$24.725	$19.247	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$9.688
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	7	7	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671	$10.321
Accumulation unit value at end of period	$27.465	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$9.671
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	1	1	2	2	2	1	0
ClearBridge Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.521	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.233	$13.117	$-
Accumulation unit value at end of period	$46.652	$32.521	$25.970	$24.932	$19.954	$18.868	$19.826	$19.195	$13.233	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	40	-	-

APP I-31

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.597	$19.712	$18.990	$15.251	$14.472	$15.261	$14.826	$10.257	$10.000	$-
Accumulation unit value at end of period	$35.162	$24.597	$19.712	$18.990	$15.251	$14.472	$15.261	$14.826	$10.257	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	4	4	4	4	3	2	1	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.576	$24.540	$23.678	$19.044	$18.098	$19.113	$18.597	$12.885	$12.814	$-
Accumulation unit value at end of period	$43.643	$30.576	$24.540	$23.678	$19.044	$18.098	$19.113	$18.597	$12.885	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	1	1	1	0	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.327	$28.395	$27.439	$22.102	$21.035	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.349	$35.327	$28.395	$27.439	$22.102	$21.035	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.383	$27.691	$26.813	$21.641	$20.637	$21.871	$21.356	$14.848	$14.801	$-
Accumulation unit value at end of period	$48.905	$34.383	$27.691	$26.813	$21.641	$20.637	$21.871	$21.356	$14.848	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	2	1	1	1	0	0	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$28.571	$23.057	$22.370	$18.091	$17.287	$18.357	$17.960	$12.512	$12.489	$-
Accumulation unit value at end of period	$40.557	$28.571	$23.057	$22.370	$18.091	$17.287	$18.357	$17.960	$12.512	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.569	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$14.465	$14.457	$-
Accumulation unit value at end of period	$46.141	$32.569	$26.336	$25.603	$20.747	$19.864	$21.136	$20.721	$14.465	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	5	3	3	2	2	-
APP I-32

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ClearBridge Value Trust
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.469	$13.761	$15.814	$13.813	$12.289	$12.762	$11.236	$8.134	$7.018	$7.254
Accumulation unit value at end of period	$19.418	$17.469	$13.761	$15.814	$13.813	$12.289	$12.762	$11.236	$8.134	$7.018
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.075	$19.822	$22.858	$20.037	$17.888	$18.642	$16.470	$11.965	$10.360	$10.745
Accumulation unit value at end of period	$27.775	$25.075	$19.822	$22.858	$20.037	$17.888	$18.642	$16.470	$11.965	$10.360
Number of accumulation units outstanding at end of period (in thousands)	2	3	4	4	8	8	6	5	6	6
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.440	$19.349	$22.347	$19.618	$17.540	$18.307	$16.198	$11.786	$10.220	$10.616
Accumulation unit value at end of period	$27.032	$24.440	$19.349	$22.347	$19.618	$17.540	$18.307	$16.198	$11.786	$10.220
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	1	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.786	$18.860	$21.814	$19.179	$17.173	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.269	$23.786	$18.860	$21.814	$19.179	$17.173	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.021	$18.290	$21.198	$18.674	$16.755	$17.549	$15.582	$11.377	$9.900	$10.319
Accumulation unit value at end of period	$25.374	$23.021	$18.290	$21.198	$18.674	$16.755	$17.549	$15.582	$11.377	$9.900
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	3	4	6	5	5	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.628	$10.052	$11.674	$10.305	$9.265	$9.723	$8.650	$6.328	$5.518	$5.763
Accumulation unit value at end of period	$13.890	$12.628	$10.052	$11.674	$10.305	$9.265	$9.723	$8.650	$6.328	$5.518
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	13

APP I-33

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546	$9.991
Accumulation unit value at end of period	$23.602	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	5	5	5	5	4
CRM Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.461	$25.254	$27.179	$22.829	$19.678	$20.200	$19.102	$14.352	$12.203	$13.140
Accumulation unit value at end of period	$34.781	$31.461	$25.254	$27.179	$22.829	$19.678	$20.200	$19.102	$14.352	$12.203
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	5	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.948	$24.124	$26.054	$21.960	$18.996	$19.568	$18.569	$14.001	$11.946	$12.908
Accumulation unit value at end of period	$32.993	$29.948	$24.124	$26.054	$21.960	$18.996	$19.568	$18.569	$14.001	$11.946
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	8	11	8	9	10	11	11
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.267	$23.611	$25.539	$21.558	$18.676	$19.267	$18.312	$13.827	$11.816	$12.787
Accumulation unit value at end of period	$32.195	$29.267	$23.611	$25.539	$21.558	$18.676	$19.267	$18.312	$13.827	$11.816
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.640	$23.140	$25.067	$21.191	$18.385	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.457	$28.640	$23.140	$25.067	$21.191	$18.385	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.824	$22.525	$24.451	$20.711	$18.005	$18.640	$17.778	$13.471	$11.552	$12.545
Accumulation unit value at end of period	$30.500	$27.824	$22.525	$24.451	$20.711	$18.005	$18.640	$17.778	$13.471	$11.552
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	3	1	-	0	1	1

APP I-34

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.313	$19.723	$21.452	$18.207	$15.860	$16.452	$15.722	$11.937	$10.257	$11.161
Accumulation unit value at end of period	$26.598	$24.313	$19.723	$21.452	$18.207	$15.860	$16.452	$15.722	$11.937	$10.257
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	0
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.261	$21.345	$23.263	$19.784	$17.268	$17.949	$17.187	$13.075	$11.258	$12.274
Accumulation unit value at end of period	$28.672	$26.261	$21.345	$23.263	$19.784	$17.268	$17.949	$17.187	$13.075	$11.258
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	2
Davis New York Venture Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$90.185	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707	$36.451
Accumulation unit value at end of period	$100.470	$90.185	$68.892	$79.196	$64.835	$57.760	$56.093	$52.645	$39.124	$34.707
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	1	2	8	9	9	5
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$34.248	$26.253	$30.286	$24.881	$22.244	$21.678	$20.417	$15.226	$13.554	$14.285
Accumulation unit value at end of period	$38.023	$34.248	$26.253	$30.286	$24.881	$22.244	$21.678	$20.417	$15.226	$13.554
Number of accumulation units outstanding at end of period (in thousands)	36	40	43	45	63	69	76	98	84	87
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$33.347	$25.601	$29.579	$24.336	$21.789	$21.267	$20.060	$14.982	$13.357	$14.099
Accumulation unit value at end of period	$36.968	$33.347	$25.601	$29.579	$24.336	$21.789	$21.267	$20.060	$14.982	$13.357
Number of accumulation units outstanding at end of period (in thousands)	42	46	50	37	40	41	32	24	46	65
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.867	$21.426	$24.793	$20.429	$18.318	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.846	$27.867	$21.426	$24.793	$20.429	$18.318	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	23	24	42	53	37	-	-	-	-

APP I-35

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.337	$24.143	$27.992	$23.111	$20.764	$20.338	$19.250	$14.428	$12.909	$13.673
Accumulation unit value at end of period	$34.618	$31.337	$24.143	$27.992	$23.111	$20.764	$20.338	$19.250	$14.428	$12.909
Number of accumulation units outstanding at end of period (in thousands)	7	11	12	17	21	35	49	54	48	66
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.648	$14.395	$16.724	$13.835	$12.455	$12.224	$11.594	$8.707	$7.805	$8.284
Accumulation unit value at end of period	$20.559	$18.648	$14.395	$16.724	$13.835	$12.455	$12.224	$11.594	$8.707	$7.805
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	15	21	24	31	26	24	37
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202
Accumulation unit value at end of period	$32.115	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414
Number of accumulation units outstanding at end of period (in thousands)	29	32	35	44	54	56	70	86	94	93
Delaware Diversified Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$10.000	$-
Accumulation unit value at end of period	$14.248	$12.887	$11.634	$11.901	$11.306	$10.917	$11.044	$10.506	$10.653	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.533	$11.354	$11.655	$11.111	$10.767	$10.930	$10.434	$10.617	$10.000	$-
Accumulation unit value at end of period	$13.808	$12.533	$11.354	$11.655	$11.111	$10.767	$10.930	$10.434	$10.617	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$10.000	$-
Accumulation unit value at end of period	$13.623	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	21	29	4	4	4	3	-	-

APP I-36

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.237	$11.119	$11.448	$10.947	$10.639	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.441	$12.237	$11.119	$11.448	$10.947	$10.639	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$10.000	$-
Accumulation unit value at end of period	$13.203	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	0	0	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$10.000	$-
Accumulation unit value at end of period	$12.968	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	6	6	3	0	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-
Accumulation unit value at end of period	$12.737	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	-	5	-	4	6	0	-
Delaware Extended Duration Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$10.000	$-
Accumulation unit value at end of period	$19.079	$16.664	$13.580	$14.786	$13.188	$12.298	$12.914	$11.142	$11.607	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.206	$13.253	$14.481	$12.961	$12.129	$12.781	$11.065	$11.568	$10.000	$-
Accumulation unit value at end of period	$18.490	$16.206	$13.253	$14.481	$12.961	$12.129	$12.781	$11.065	$11.568	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-37

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$10.000	$-
Accumulation unit value at end of period	$18.243	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.823	$12.979	$14.224	$12.770	$11.985	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.999	$15.823	$12.979	$14.224	$12.770	$11.985	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$10.000	$-
Accumulation unit value at end of period	$17.679	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	0	0	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$10.000	$-
Accumulation unit value at end of period	$17.365	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-
Accumulation unit value at end of period	$17.057	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-
Domini Impact Equity Fund®
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$79.498	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090	$32.847
Accumulation unit value at end of period	$103.830	$79.498	$60.379	$66.406	$57.534	$51.722	$55.777	$48.941	$36.839	$33.090
Number of accumulation units outstanding at end of period (in thousands)	-	20	29	29	26	22	-	-	-	-

APP I-38

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.835	$19.690	$21.732	$18.894	$17.045	$18.446	$16.242	$12.269	$11.059	$11.016
Accumulation unit value at end of period	$33.627	$25.835	$19.690	$21.732	$18.894	$17.045	$18.446	$16.242	$12.269	$11.059
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	33	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.078	$19.142	$21.159	$18.424	$16.645	$18.040	$15.909	$12.035	$10.864	$10.838
Accumulation unit value at end of period	$32.593	$25.078	$19.142	$21.159	$18.424	$16.645	$18.040	$15.909	$12.035	$10.864
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.540	$18.760	$20.767	$18.110	$16.386	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.846	$24.540	$18.760	$20.767	$18.110	$16.386	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.840	$18.261	$20.257	$17.700	$16.047	$17.453	$15.445	$11.725	$10.621	$10.633
Accumulation unit value at end of period	$30.877	$23.840	$18.261	$20.257	$17.700	$16.047	$17.453	$15.445	$11.725	$10.621
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	5	5	5	3	0	0
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.981	$18.406	$20.458	$17.911	$16.271	$17.733	$15.724	$11.960	$10.856	$10.890
Accumulation unit value at end of period	$30.997	$23.981	$18.406	$20.458	$17.911	$16.271	$17.733	$15.724	$11.960	$10.856
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350	$10.404
Accumulation unit value at end of period	$29.026	$22.501	$17.305	$19.273	$16.907	$15.390	$16.805	$14.931	$11.380	$10.350
Number of accumulation units outstanding at end of period (in thousands)	2	4	4	5	4	3	3	0	1	0

APP I-39

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Eaton Vance Atlanta Capital SMID-Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$10.000	$-
Accumulation unit value at end of period	$33.536	$30.225	$22.539	$23.869	$19.184	$17.290	$15.797	$15.058	$11.095	$-
Number of accumulation units outstanding at end of period (in thousands)	18	20	17	15	15	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.394	$21.996	$23.376	$18.854	$17.051	$15.634	$14.955	$11.057	$10.000	$-
Accumulation unit value at end of period	$32.500	$29.394	$21.996	$23.376	$18.854	$17.051	$15.634	$14.955	$11.057	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$10.000	$-
Accumulation unit value at end of period	$32.066	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	13	12	12	11	8	6	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.700	$21.541	$22.962	$18.575	$16.850	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.638	$28.700	$21.541	$22.962	$18.575	$16.850	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$10.000	$-
Accumulation unit value at end of period	$31.076	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	3	4	5	-	0	0	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$10.000	$-
Accumulation unit value at end of period	$30.523	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	2	-	3	2	1	0	-

APP I-40

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-
Accumulation unit value at end of period	$29.981	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	5	6	6	6	4	1	-
Federated Hermes Clover Small Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$10.000	$-
Accumulation unit value at end of period	$20.915	$19.164	$16.014	$19.617	$17.493	$14.378	$15.384	$14.377	$10.935	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.637	$15.629	$19.212	$17.192	$14.180	$15.225	$14.279	$10.898	$10.000	$-
Accumulation unit value at end of period	$20.269	$18.637	$15.629	$19.212	$17.192	$14.180	$15.225	$14.279	$10.898	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	4	3	3	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$10.000	$-
Accumulation unit value at end of period	$19.998	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.197	$15.305	$18.872	$16.938	$14.012	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.731	$18.197	$15.305	$18.872	$16.938	$14.012	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$10.000	$-
Accumulation unit value at end of period	$19.380	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-41

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$10.000	$-
Accumulation unit value at end of period	$19.036	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-
Accumulation unit value at end of period	$18.697	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Mutual Global Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.668	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	48	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.867	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	39	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.506	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	131	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.200	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	-	-	-	-	-	-	-	-	-
APP I-42

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.770	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.316	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	78	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.941	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	85	-	-	-	-	-	-	-	-	-
Franklin Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.375	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669	$13.150
Accumulation unit value at end of period	$30.957	$29.375	$23.306	$26.691	$24.126	$18.617	$20.199	$20.199	$14.993	$12.669
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$32.711	$26.044	$29.932	$27.151	$21.024	$22.890	$22.970	$17.110	$14.508	$15.113
Accumulation unit value at end of period	$34.353	$32.711	$26.044	$29.932	$27.151	$21.024	$22.890	$22.970	$17.110	$14.508
Number of accumulation units outstanding at end of period (in thousands)	30	31	35	34	48	43	45	54	54	49
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.975	$25.496	$29.346	$26.659	$20.674	$22.543	$22.656	$16.902	$14.353	$14.973
Accumulation unit value at end of period	$33.529	$31.975	$25.496	$29.346	$26.659	$20.674	$22.543	$22.656	$16.902	$14.353
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	15	12	11	12	14	11	14

APP I-43

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.255	$24.959	$28.772	$26.177	$20.330	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.726	$31.255	$24.959	$28.772	$26.177	$20.330	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	8	9	7	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.320	$24.261	$28.024	$25.547	$19.881	$21.754	$21.940	$16.425	$13.997	$14.653
Accumulation unit value at end of period	$31.684	$30.320	$24.261	$28.024	$25.547	$19.881	$21.754	$21.940	$16.425	$13.997
Number of accumulation units outstanding at end of period (in thousands)	10	11	11	10	10	10	16	17	15	23
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.352	$15.516	$17.958	$16.404	$12.791	$14.025	$14.173	$10.631	$9.078	$9.522
Accumulation unit value at end of period	$20.182	$19.352	$15.516	$17.958	$16.404	$12.791	$14.025	$14.173	$10.631	$9.078
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	13	17	15	16	14	9	8
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$14.295
Accumulation unit value at end of period	$29.698	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601
Number of accumulation units outstanding at end of period (in thousands)	21	20	22	22	22	21	21	26	31	27
Goldman Sachs Absolute Return Tracker
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.604	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521	$10.171
Accumulation unit value at end of period	$13.020	$12.604	$11.421	$11.750	$10.989	$10.519	$10.784	$10.510	$9.740	$9.521
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.218	$11.110	$11.470	$10.765	$10.341	$10.639	$10.404	$9.676	$9.491	$10.163
Accumulation unit value at end of period	$12.577	$12.218	$11.110	$11.470	$10.765	$10.341	$10.639	$10.404	$9.676	$9.491
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-44

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.056	$10.979	$11.352	$10.670	$10.265	$10.577	$10.359	$9.649	$9.478	$10.160
Accumulation unit value at end of period	$12.392	$12.056	$10.979	$11.352	$10.670	$10.265	$10.577	$10.359	$9.649	$9.478
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.896	$10.850	$11.236	$10.576	$10.190	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.210	$11.896	$10.850	$11.236	$10.576	$10.190	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.687	$10.680	$11.082	$10.452	$10.091	$10.434	$10.255	$9.585	$9.449	$10.152
Accumulation unit value at end of period	$11.971	$11.687	$10.680	$11.082	$10.452	$10.091	$10.434	$10.255	$9.585	$9.449
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.481	$10.513	$10.931	$10.330	$9.993	$10.353	$10.196	$9.549	$9.432	$10.148
Accumulation unit value at end of period	$11.736	$11.481	$10.513	$10.931	$10.330	$9.993	$10.353	$10.196	$9.549	$9.432
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415	$10.143
Accumulation unit value at end of period	$11.506	$11.279	$10.348	$10.781	$10.209	$9.896	$10.273	$10.137	$9.513	$9.415
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Government Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.765	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971	$12.181
Accumulation unit value at end of period	$15.701	$14.765	$13.960	$13.918	$13.680	$13.537	$13.498	$12.966	$13.299	$12.971
Number of accumulation units outstanding at end of period (in thousands)	-	58	67	85	93	114	120	121	124	108

APP I-45

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.217	$12.540	$12.547	$12.375	$12.289	$12.296	$11.853	$12.200	$11.941	$11.253
Accumulation unit value at end of period	$14.006	$13.217	$12.540	$12.547	$12.375	$12.289	$12.296	$11.853	$12.200	$11.941
Number of accumulation units outstanding at end of period (in thousands)	46	37	37	15	14	14	1	0	-	1
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675	$11.963
Accumulation unit value at end of period	$14.668	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675
Number of accumulation units outstanding at end of period (in thousands)	16	11	15	5	2	2	2	2	3	15
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.189	$13.503	$13.551	$13.405	$13.352	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.991	$14.189	$13.503	$13.551	$13.405	$13.352	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	8	7	7	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.809	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985	$12.299
Accumulation unit value at end of period	$14.561	$13.809	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	4	2	3	3	3	9	30
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.934	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$12.358	$11.728
Accumulation unit value at end of period	$13.611	$12.934	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$12.358
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	9	9	9	11	5	11	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076
Accumulation unit value at end of period	$13.737	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699
Number of accumulation units outstanding at end of period (in thousands)	12	21	14	13	15	12	12	25	37	30

APP I-46

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.424	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736	$14.413
Accumulation unit value at end of period	$24.668	$23.424	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736
Number of accumulation units outstanding at end of period (in thousands)	-	95	108	129	147	206	184	161	147	117
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.864	$19.941	$20.818	$19.770	$17.455	$18.486	$18.240	$17.026	$14.792	$14.518
Accumulation unit value at end of period	$23.994	$22.864	$19.941	$20.818	$19.770	$17.455	$18.486	$18.240	$17.026	$14.792
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	4	4	2	3	1	1
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232	$13.989
Accumulation unit value at end of period	$22.775	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	8	8	11	8	41	30	22
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.253	$18.591	$19.468	$18.543	$16.421	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.236	$21.253	$18.591	$19.468	$18.543	$16.421	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	4	7	5	7	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.627	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889	$13.700
Accumulation unit value at end of period	$21.538	$20.627	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	6	10	9	22	31
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.914	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573	$11.438
Accumulation unit value at end of period	$17.625	$16.914	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	5	3	4	4	4	7	7

APP I-47

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156
Accumulation unit value at end of period	$19.871	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284
Number of accumulation units outstanding at end of period (in thousands)	8	11	20	20	21	21	24	21	20	19
Goldman Sachs Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539	$46.621
Accumulation unit value at end of period	$110.730	$102.190	$77.696	$87.139	$78.743	$69.779	$77.074	$68.057	$51.389	$43.539
Number of accumulation units outstanding at end of period (in thousands)	8	10	10	12	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$40.764	$31.101	$35.003	$31.741	$28.226	$31.287	$27.723	$21.007	$17.860	$19.191
Accumulation unit value at end of period	$44.017	$40.764	$31.101	$35.003	$31.741	$28.226	$31.287	$27.723	$21.007	$17.860
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	8	38	48	46	49	48	48
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601	$18.941
Accumulation unit value at end of period	$42.796	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601
Number of accumulation units outstanding at end of period (in thousands)	10	9	10	12	12	12	4	6	14	23
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.953	$25.982	$29.331	$26.677	$23.794	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.553	$33.953	$25.982	$29.331	$26.677	$23.794	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	7	8	8	10	12	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010	$18.370
Accumulation unit value at end of period	$40.078	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010
Number of accumulation units outstanding at end of period (in thousands)	11	13	16	20	21	27	26	40	37	36

APP I-48

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541	$9.242
Accumulation unit value at end of period	$19.764	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	8	4	3	3	2	2	32
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$17.738
Accumulation unit value at end of period	$37.182	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	13	20	18	24	27	29	33
Goldman Sachs Satellite Strategies
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623	$10.625
Accumulation unit value at end of period	$14.729	$14.243	$12.031	$13.427	$11.749	$11.090	$11.461	$11.494	$11.195	$9.623
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.806	$11.704	$13.107	$11.509	$10.902	$11.307	$11.379	$11.122	$9.593	$10.617
Accumulation unit value at end of period	$14.228	$13.806	$11.704	$13.107	$11.509	$10.902	$11.307	$11.379	$11.122	$9.593
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.624	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.090	$9.580	$10.613
Accumulation unit value at end of period	$14.018	$13.624	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.090	$9.580
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.443	$11.430	$12.840	$11.308	$10.743	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.812	$13.443	$11.430	$12.840	$11.308	$10.743	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-49

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.206	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$9.550	$10.605
Accumulation unit value at end of period	$13.541	$13.206	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$9.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.974	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$9.533	$10.600
Accumulation unit value at end of period	$13.276	$12.974	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$9.533
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516	$10.596
Accumulation unit value at end of period	$13.016	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$9.516
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford AARP Balanced Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-50

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.306	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.674	$10.306	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.643	$10.297	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-51

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.599	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.808	$10.599	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.592	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.750	$10.592	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.587	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.716	$10.587	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.683	$10.583	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Highland Socially Responsible Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$75.861	$67.958	$76.620	$61.103	$58.331	$56.622	$49.782	$36.982	$30.761	$30.746
Accumulation unit value at end of period	$80.813	$75.861	$67.958	$76.620	$61.103	$58.331	$56.622	$49.782	$36.982	$30.761
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-52

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.628	$24.837	$28.102	$22.489	$21.543	$20.986	$18.516	$13.803	$11.521	$11.556
Accumulation unit value at end of period	$29.329	$27.628	$24.837	$28.102	$22.489	$21.543	$20.986	$18.516	$13.803	$11.521
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.574	$25.725	$29.151	$23.363	$22.415	$21.867	$19.322	$14.426	$12.059	$12.114
Accumulation unit value at end of period	$30.287	$28.574	$25.725	$29.151	$23.363	$22.415	$21.867	$19.322	$14.426	$12.059
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.651	$23.128	$26.248	$21.068	$20.243	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.148	$25.651	$23.128	$26.248	$21.068	$20.243	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.068	$24.455	$27.810	$22.366	$21.533	$21.081	$18.693	$14.005	$11.748	$11.843
Accumulation unit value at end of period	$28.591	$27.068	$24.455	$27.810	$22.366	$21.533	$21.081	$18.693	$14.005	$11.748
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	2	1	-	-	0	0	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.041	$21.764	$24.799	$19.985	$19.279	$18.912	$16.803	$12.614	$10.603	$10.710
Accumulation unit value at end of period	$25.343	$24.041	$21.764	$24.799	$19.985	$19.279	$18.912	$16.803	$12.614	$10.603
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	0
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.245	$21.085	$24.074	$19.439	$18.790	$18.469	$16.442	$12.368	$10.417	$10.543
Accumulation unit value at end of period	$24.455	$23.245	$21.085	$24.074	$19.439	$18.790	$18.469	$16.442	$12.368	$10.417
Number of accumulation units outstanding at end of period (in thousands)	-	3	3	2	3	3	4	1	3	1

APP I-53

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hotchkis and Wiley Large Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.567	$18.307	$21.404	$18.048	$15.119	$16.428	$14.513	$10.400	$8.778	$9.191
Accumulation unit value at end of period	$23.442	$23.567	$18.307	$21.404	$18.048	$15.119	$16.428	$14.513	$10.400	$8.778
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.158	$21.170	$24.839	$21.018	$17.668	$19.265	$17.080	$12.282	$10.403	$10.930
Accumulation unit value at end of period	$26.919	$27.158	$21.170	$24.839	$21.018	$17.668	$19.265	$17.080	$12.282	$10.403
Number of accumulation units outstanding at end of period (in thousands)	7	9	11	11	18	19	21	22	24	24
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.528	$20.710	$24.336	$20.624	$17.362	$18.960	$16.835	$12.124	$10.284	$10.822
Accumulation unit value at end of period	$26.256	$26.528	$20.710	$24.336	$20.624	$17.362	$18.960	$16.835	$12.124	$10.284
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.913	$20.261	$23.844	$20.237	$17.062	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.609	$25.913	$20.261	$23.844	$20.237	$17.062	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.116	$19.676	$23.203	$19.732	$16.669	$18.267	$16.276	$11.763	$10.013	$10.574
Accumulation unit value at end of period	$24.771	$25.116	$19.676	$23.203	$19.732	$16.669	$18.267	$16.276	$11.763	$10.013
Number of accumulation units outstanding at end of period (in thousands)	6	7	11	12	13	13	16	16	15	17
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.125	$19.723	$23.305	$19.858	$16.810	$18.458	$16.479	$11.933	$10.179	$10.770
Accumulation unit value at end of period	$24.731	$25.125	$19.723	$23.305	$19.858	$16.810	$18.458	$16.479	$11.933	$10.179
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	12

APP I-54

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.593	$18.558	$21.972	$18.760	$15.911	$17.507	$15.661	$11.364	$9.712	$10.297
Accumulation unit value at end of period	$23.176	$23.593	$18.558	$21.972	$18.760	$15.911	$17.507	$15.661	$11.364	$9.712
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	3	5	6	7	7
Invesco American Franchise Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$8.918	$9.304
Accumulation unit value at end of period	$38.820	$27.304	$20.000	$20.785	$16.353	$16.031	$15.278	$14.104	$10.095	$8.918
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.484	$19.467	$20.303	$16.029	$15.768	$15.080	$13.971	$10.034	$8.896	$10.354
Accumulation unit value at end of period	$37.522	$26.484	$19.467	$20.303	$16.029	$15.768	$15.080	$13.971	$10.034	$8.896
Number of accumulation units outstanding at end of period (in thousands)	12	10	11	11	17	20	26	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886	$10.353
Accumulation unit value at end of period	$36.979	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	1	1	29	1	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.800	$19.022	$19.899	$15.757	$15.547	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.445	$25.800	$19.022	$19.899	$15.757	$15.547	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	6	8	8	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$8.864	$10.352
Accumulation unit value at end of period	$35.744	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$8.864
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	6	6	6	6	-	-

APP I-55

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$8.851	$10.351
Accumulation unit value at end of period	$35.056	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$8.851
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	7	3	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$10.350
Accumulation unit value at end of period	$34.382	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	9	9	7	6	5	4
Invesco Comstock Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.843	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035	$13.297
Accumulation unit value at end of period	$32.585	$32.843	$26.203	$29.856	$25.351	$21.515	$22.873	$20.961	$15.499	$13.035
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	7	1	6	4	4	3	2
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.893	$24.734	$28.281	$24.098	$20.523	$21.895	$20.135	$14.940	$12.609	$12.908
Accumulation unit value at end of period	$30.544	$30.893	$24.734	$28.281	$24.098	$20.523	$21.895	$20.135	$14.940	$12.609
Number of accumulation units outstanding at end of period (in thousands)	18	19	22	25	32	37	29	28	20	17
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414	$12.728
Accumulation unit value at end of period	$29.669	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414
Number of accumulation units outstanding at end of period (in thousands)	20	12	11	11	8	4	4	5	17	17
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.703	$23.852	$27.355	$23.379	$19.970	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.278	$29.703	$23.852	$27.355	$23.379	$19.970	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	12	11	13	12	19	-	-	-	-

APP I-56

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.181	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972	$12.317
Accumulation unit value at end of period	$27.723	$28.181	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972
Number of accumulation units outstanding at end of period (in thousands)	7	11	11	11	15	21	30	29	25	27
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.828	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127	$8.378
Accumulation unit value at end of period	$18.485	$18.828	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127
Number of accumulation units outstanding at end of period (in thousands)	11	11	16	17	13	23	34	38	27	33
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863
Accumulation unit value at end of period	$25.656	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485
Number of accumulation units outstanding at end of period (in thousands)	9	12	16	17	27	30	31	29	41	40
Invesco Dividend Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.902	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.872	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.274	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-57

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.259	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.830	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.218	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.198	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Intermediate Bond Factor Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.577	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.368	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-58

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.279	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.191	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.075	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.960	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.846	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Invesco Developing Markets Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$105.040	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487	$76.295
Accumulation unit value at end of period	$123.140	$105.040	$84.723	$96.430	$71.550	$66.939	$77.892	$81.824	$75.515	$62.487
Number of accumulation units outstanding at end of period (in thousands)	6	9	11	13	1	3	3	6	5	4

APP I-59

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$82.032	$66.392	$75.833	$56.464	$53.010	$61.900	$65.253	$60.433	$50.182	$61.486
Accumulation unit value at end of period	$95.825	$82.032	$66.392	$75.833	$56.464	$53.010	$61.900	$65.253	$60.433	$50.182
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	1	14	15	18	18	22
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$80.005	$64.849	$74.182	$55.317	$52.011	$60.825	$64.216	$59.562	$49.533	$60.782
Accumulation unit value at end of period	$93.317	$80.005	$64.849	$74.182	$55.317	$52.011	$60.825	$64.216	$59.562	$49.533
Number of accumulation units outstanding at end of period (in thousands)	3	2	4	3	1	2	4	5	5	3
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$50.830	$41.263	$47.272	$35.303	$33.243	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$59.199	$50.830	$41.263	$47.272	$35.303	$33.243	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$75.468	$61.386	$70.469	$52.732	$49.753	$58.389	$61.861	$57.578	$48.051	$59.170
Accumulation unit value at end of period	$87.718	$75.468	$61.386	$70.469	$52.732	$49.753	$58.389	$61.861	$57.578	$48.051
Number of accumulation units outstanding at end of period (in thousands)	5	9	10	11	1	10	9	8	9	8
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.628	$13.552	$15.589	$11.688	$11.050	$12.994	$13.794	$12.865	$10.758	$13.274
Accumulation unit value at end of period	$19.288	$16.628	$13.552	$15.589	$11.688	$11.050	$12.994	$13.794	$12.865	$10.758
Number of accumulation units outstanding at end of period (in thousands)	28	28	29	33	1	13	14	19	13	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411	$57.380
Accumulation unit value at end of period	$81.729	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411
Number of accumulation units outstanding at end of period (in thousands)	8	8	8	10	1	15	14	11	12	8

APP I-60

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco International Diversified Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$10.000	$-
Accumulation unit value at end of period	$23.862	$19.793	$15.885	$18.603	$14.050	$13.962	$13.870	$14.796	$11.891	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.248	$15.502	$18.219	$13.808	$13.770	$13.727	$14.694	$11.851	$10.000	$-
Accumulation unit value at end of period	$23.125	$19.248	$15.502	$18.219	$13.808	$13.770	$13.727	$14.694	$11.851	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$10.000	$-
Accumulation unit value at end of period	$22.816	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	2	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.794	$15.181	$17.896	$13.604	$13.607	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.512	$18.794	$15.181	$17.896	$13.604	$13.607	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$10.000	$-
Accumulation unit value at end of period	$22.111	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$10.000	$-
Accumulation unit value at end of period	$21.718	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	-	3	2	1	0	-

APP I-61

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-
Accumulation unit value at end of period	$21.332	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	2	2	3	-	-
Invesco Real Estate Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.255	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$15.554	$14.458
Accumulation unit value at end of period	$29.673	$33.255	$26.026	$27.588	$25.442	$24.048	$23.641	$18.453	$18.128	$15.554
Number of accumulation units outstanding at end of period (in thousands)	10	10	16	23	11	23	26	28	43	25
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$55.373	$43.488	$46.261	$42.812	$40.606	$40.059	$31.377	$30.934	$26.634	$24.845
Accumulation unit value at end of period	$49.236	$55.373	$43.488	$46.261	$42.812	$40.606	$40.059	$31.377	$30.934	$26.634
Number of accumulation units outstanding at end of period (in thousands)	8	11	12	13	22	28	30	27	30	29
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$53.991	$42.466	$45.242	$41.932	$39.831	$39.354	$30.871	$30.480	$26.283	$24.554
Accumulation unit value at end of period	$47.935	$53.991	$42.466	$45.242	$41.932	$39.831	$39.354	$30.871	$30.480	$26.283
Number of accumulation units outstanding at end of period (in thousands)	18	18	17	18	18	18	14	25	24	25
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.527	$31.136	$33.222	$30.837	$29.336	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.040	$39.527	$31.136	$33.222	$30.837	$29.336	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	5	6	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$50.899	$40.175	$42.952	$39.949	$38.080	$37.755	$29.720	$29.447	$25.481	$23.889
Accumulation unit value at end of period	$45.032	$50.899	$40.175	$42.952	$39.949	$38.080	$37.755	$29.720	$29.447	$25.481
Number of accumulation units outstanding at end of period (in thousands)	10	10	11	11	15	17	16	17	17	22
APP I-62

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.522	$13.858	$14.845	$13.835	$13.214	$13.128	$10.355	$10.280	$8.914	$8.373
Accumulation unit value at end of period	$15.471	$17.522	$13.858	$14.845	$13.835	$13.214	$13.128	$10.355	$10.280	$8.914
Number of accumulation units outstanding at end of period (in thousands)	20	10	11	15	20	21	23	18	18	28
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150
Accumulation unit value at end of period	$41.928	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	16	22	23	25	24	25	30
JPMorgan SmartRetirement® 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733	$10.424
Accumulation unit value at end of period	$19.207	$17.452	$15.111	$16.003	$14.071	$13.328	$13.460	$12.616	$11.123	$9.733
Number of accumulation units outstanding at end of period (in thousands)	22	21	90	78	29	13	26	36	34	13
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.918	$14.700	$15.622	$13.785	$13.101	$13.278	$12.489	$11.049	$9.702	$10.416
Accumulation unit value at end of period	$18.553	$16.918	$14.700	$15.622	$13.785	$13.101	$13.278	$12.489	$11.049	$9.702
Number of accumulation units outstanding at end of period (in thousands)	57	56	54	52	50	44	32	23	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.694	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.018	$9.689	$10.413
Accumulation unit value at end of period	$18.280	$16.694	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.018	$9.689
Number of accumulation units outstanding at end of period (in thousands)	23	25	59	45	46	46	57	11	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.472	$14.356	$15.303	$13.543	$12.911	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.011	$16.472	$14.356	$15.303	$13.543	$12.911	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	17	15	11	-	-	-	-

APP I-63

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.182	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$9.659	$10.405
Accumulation unit value at end of period	$17.658	$16.182	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$9.659
Number of accumulation units outstanding at end of period (in thousands)	42	44	49	57	50	51	47	18	14	0
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.897	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$9.642	$10.401
Accumulation unit value at end of period	$17.313	$15.897	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$9.642
Number of accumulation units outstanding at end of period (in thousands)	61	84	76	90	56	54	43	1	1	6
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625	$10.396
Accumulation unit value at end of period	$16.974	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$9.625
Number of accumulation units outstanding at end of period (in thousands)	33	72	80	77	140	111	106	8	4	2
JPMorgan SmartRetirement® 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536	$10.457
Accumulation unit value at end of period	$20.600	$18.479	$15.638	$16.782	$14.469	$13.665	$13.828	$12.906	$11.045	$9.536
Number of accumulation units outstanding at end of period (in thousands)	28	23	43	43	40	37	32	14	13	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.913	$15.213	$16.383	$14.174	$13.434	$13.642	$12.776	$10.972	$9.506	$10.449
Accumulation unit value at end of period	$19.899	$17.913	$15.213	$16.383	$14.174	$13.434	$13.642	$12.776	$10.972	$9.506
Number of accumulation units outstanding at end of period (in thousands)	18	19	18	14	14	12	12	4	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.676	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$10.941	$9.493	$10.446
Accumulation unit value at end of period	$19.606	$17.676	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$10.941	$9.493
Number of accumulation units outstanding at end of period (in thousands)	51	37	44	41	29	24	19	4	-	-

APP I-64

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.442	$14.857	$16.048	$13.926	$13.238	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.317	$17.442	$14.857	$16.048	$13.926	$13.238	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	8	7	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.135	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$9.464	$10.438
Accumulation unit value at end of period	$18.939	$17.135	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$9.464
Number of accumulation units outstanding at end of period (in thousands)	10	39	44	56	61	58	53	45	26	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.833	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$9.447	$10.434
Accumulation unit value at end of period	$18.568	$16.833	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$9.447
Number of accumulation units outstanding at end of period (in thousands)	37	61	65	50	42	44	44	10	4	20
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430	$10.429
Accumulation unit value at end of period	$18.205	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$9.430
Number of accumulation units outstanding at end of period (in thousands)	147	167	147	160	151	144	142	60	48	8
JPMorgan SmartRetirement® 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367	$10.481
Accumulation unit value at end of period	$21.679	$19.316	$16.045	$17.410	$14.673	$13.858	$14.076	$13.103	$10.948	$9.367
Number of accumulation units outstanding at end of period (in thousands)	81	74	109	95	68	16	10	101	80	68
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.725	$15.608	$16.996	$14.373	$13.623	$13.886	$12.971	$10.876	$9.338	$10.473
Accumulation unit value at end of period	$20.942	$18.725	$15.608	$16.996	$14.373	$13.623	$13.886	$12.971	$10.876	$9.338
Number of accumulation units outstanding at end of period (in thousands)	58	57	52	47	44	40	12	5	-	-

APP I-65

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.477	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$10.845	$9.326	$10.470
Accumulation unit value at end of period	$20.634	$18.477	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$10.845	$9.326
Number of accumulation units outstanding at end of period (in thousands)	40	34	64	68	48	43	38	10	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.232	$15.243	$16.649	$14.122	$13.425	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.330	$18.232	$15.243	$16.649	$14.122	$13.425	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	8	7	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.911	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$9.297	$10.462
Accumulation unit value at end of period	$19.932	$17.911	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$9.297
Number of accumulation units outstanding at end of period (in thousands)	58	71	68	74	65	76	68	13	5	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.595	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$9.280	$10.458
Accumulation unit value at end of period	$19.542	$17.595	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$9.280
Number of accumulation units outstanding at end of period (in thousands)	101	96	96	130	102	56	57	2	1	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264	$10.453
Accumulation unit value at end of period	$19.159	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$9.264
Number of accumulation units outstanding at end of period (in thousands)	56	76	69	75	123	138	110	38	9	7
JPMorgan SmartRetirement® 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269	$10.502
Accumulation unit value at end of period	$22.740	$19.954	$16.330	$17.950	$14.940	$14.074	$14.323	$13.314	$10.926	$9.269
Number of accumulation units outstanding at end of period (in thousands)	26	27	49	40	38	56	45	15	10	-

APP I-66

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.343	$15.885	$17.523	$14.635	$13.835	$14.129	$13.181	$10.854	$9.240	$10.494
Accumulation unit value at end of period	$21.966	$19.343	$15.885	$17.523	$14.635	$13.835	$14.129	$13.181	$10.854	$9.240
Number of accumulation units outstanding at end of period (in thousands)	21	20	19	19	19	16	16	10	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.087	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$10.823	$9.228	$10.490
Accumulation unit value at end of period	$21.643	$19.087	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$10.823	$9.228
Number of accumulation units outstanding at end of period (in thousands)	18	16	40	25	18	15	14	10	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.834	$15.513	$17.165	$14.379	$13.634	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.324	$18.834	$15.513	$17.165	$14.379	$13.634	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	11	9	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.502	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$9.199	$10.483
Accumulation unit value at end of period	$20.907	$18.502	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$9.199
Number of accumulation units outstanding at end of period (in thousands)	18	39	38	38	37	32	28	23	16	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.176	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$9.183	$10.478
Accumulation unit value at end of period	$20.497	$18.176	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$9.183
Number of accumulation units outstanding at end of period (in thousands)	56	58	57	46	27	33	22	2	1	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166	$10.474
Accumulation unit value at end of period	$20.096	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$9.166
Number of accumulation units outstanding at end of period (in thousands)	49	78	67	65	69	51	45	9	8	5

APP I-67

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260	$10.503
Accumulation unit value at end of period	$23.489	$20.476	$16.548	$18.335	$15.082	$14.158	$14.431	$13.408	$10.921	$9.260
Number of accumulation units outstanding at end of period (in thousands)	27	22	100	92	66	53	26	57	47	34
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.849	$16.097	$17.898	$14.775	$13.918	$14.236	$13.273	$10.849	$9.231	$10.495
Accumulation unit value at end of period	$22.690	$19.849	$16.097	$17.898	$14.775	$13.918	$14.236	$13.273	$10.849	$9.231
Number of accumulation units outstanding at end of period (in thousands)	36	33	32	30	22	22	13	6	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.586	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$10.818	$9.219	$10.492
Accumulation unit value at end of period	$22.356	$19.586	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$10.818	$9.219
Number of accumulation units outstanding at end of period (in thousands)	24	21	47	43	29	25	15	10	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.327	$15.721	$17.533	$14.516	$13.715	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.027	$19.327	$15.721	$17.533	$14.516	$13.715	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	5	6	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.986	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$9.190	$10.484
Accumulation unit value at end of period	$21.596	$18.986	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$9.190
Number of accumulation units outstanding at end of period (in thousands)	35	38	33	34	28	23	18	10	4	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.652	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$9.174	$10.479
Accumulation unit value at end of period	$21.173	$18.652	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$9.174
Number of accumulation units outstanding at end of period (in thousands)	40	35	32	32	63	18	22	2	1	5

APP I-68

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157	$10.475
Accumulation unit value at end of period	$20.758	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$9.157
Number of accumulation units outstanding at end of period (in thousands)	41	62	86	99	95	63	37	7	1	1
JPMorgan SmartRetirement® 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255	$10.494
Accumulation unit value at end of period	$23.724	$20.597	$16.545	$18.389	$15.103	$14.176	$14.434	$13.420	$10.933	$9.255
Number of accumulation units outstanding at end of period (in thousands)	8	6	19	16	19	40	31	13	10	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.966	$16.095	$17.951	$14.795	$13.935	$14.239	$13.285	$10.861	$9.227	$10.486
Accumulation unit value at end of period	$22.917	$19.966	$16.095	$17.951	$14.795	$13.935	$14.239	$13.285	$10.861	$9.227
Number of accumulation units outstanding at end of period (in thousands)	17	16	14	12	10	8	4	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.701	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$10.830	$9.214	$10.483
Accumulation unit value at end of period	$22.580	$19.701	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$10.830	$9.214
Number of accumulation units outstanding at end of period (in thousands)	27	22	27	16	15	15	10	6	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.441	$15.718	$17.584	$14.536	$13.732	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.247	$19.441	$15.718	$17.584	$14.536	$13.732	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	5	4	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.098	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$9.186	$10.475
Accumulation unit value at end of period	$21.812	$19.098	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$9.186
Number of accumulation units outstanding at end of period (in thousands)	13	40	32	34	32	28	23	8	4	-

APP I-69

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.762	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$9.169	$10.470
Accumulation unit value at end of period	$21.385	$18.762	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$9.169
Number of accumulation units outstanding at end of period (in thousands)	60	60	66	59	18	15	20	6	5	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153	$10.466
Accumulation unit value at end of period	$20.966	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$9.153
Number of accumulation units outstanding at end of period (in thousands)	40	59	53	37	69	72	54	5	1	1
JPMorgan SmartRetirement® 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257	$10.496
Accumulation unit value at end of period	$23.684	$20.574	$16.523	$18.367	$15.080	$14.163	$14.422	$13.409	$10.924	$9.257
Number of accumulation units outstanding at end of period (in thousands)	26	21	31	27	23	20	11	86	71	54
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.944	$16.073	$17.930	$14.772	$13.923	$14.227	$13.275	$10.852	$9.228	$10.488
Accumulation unit value at end of period	$22.879	$19.944	$16.073	$17.930	$14.772	$13.923	$14.227	$13.275	$10.852	$9.228
Number of accumulation units outstanding at end of period (in thousands)	16	14	12	12	10	6	6	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.680	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$10.821	$9.216	$10.485
Accumulation unit value at end of period	$22.542	$19.680	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$10.821	$9.216
Number of accumulation units outstanding at end of period (in thousands)	28	17	26	12	15	13	6	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.419	$15.697	$17.564	$14.514	$13.720	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.210	$19.419	$15.697	$17.564	$14.514	$13.720	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	7	5	2	-	-	-	-

APP I-70

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.077	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$9.187	$10.477
Accumulation unit value at end of period	$21.775	$19.077	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$9.187
Number of accumulation units outstanding at end of period (in thousands)	13	21	17	19	14	12	7	4	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.741	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$9.171	$10.473
Accumulation unit value at end of period	$21.349	$18.741	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$9.171
Number of accumulation units outstanding at end of period (in thousands)	25	41	27	26	16	6	16	2	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155	$10.468
Accumulation unit value at end of period	$20.931	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$9.155
Number of accumulation units outstanding at end of period (in thousands)	37	47	58	64	88	44	30	4	0	-
JPMorgan SmartRetirement® 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$10.000	$-
Accumulation unit value at end of period	$23.110	$20.075	$16.117	$17.903	$14.712	$13.809	$14.060	$13.063	$10.642	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	2	-	2	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.540	$15.742	$17.548	$14.471	$13.631	$13.926	$12.984	$10.615	$10.000	$-
Accumulation unit value at end of period	$22.415	$19.540	$15.742	$17.548	$14.471	$13.631	$13.926	$12.984	$10.615	$-
Number of accumulation units outstanding at end of period (in thousands)	12	9	7	6	4	3	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.316	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$10.603	$10.000	$-
Accumulation unit value at end of period	$22.124	$19.316	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$10.603	$-
Number of accumulation units outstanding at end of period (in thousands)	15	10	10	5	3	2	1	1	-	-

APP I-71

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.093	$15.428	$17.250	$14.268	$13.480	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.837	$19.093	$15.428	$17.250	$14.268	$13.480	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.801	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$10.000	$-
Accumulation unit value at end of period	$21.459	$18.801	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$-
Number of accumulation units outstanding at end of period (in thousands)	-	25	13	7	3	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.513	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$10.000	$-
Accumulation unit value at end of period	$21.088	$18.513	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$-
Number of accumulation units outstanding at end of period (in thousands)	3	18	14	13	7	3	2	0	0	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-
Accumulation unit value at end of period	$20.724	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-
Number of accumulation units outstanding at end of period (in thousands)	16	24	32	24	16	11	3	1	-	-
JPMorgan SmartRetirement® 2060 Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.890	$12.952	$10.395	$11.534	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.830	$10.333	$11.506	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.698	$12.830	$10.333	$11.506	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-72

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.778	$10.307	$11.494	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.617	$12.778	$10.307	$11.494	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.726	$10.280	$11.482	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.536	$12.726	$10.280	$11.482	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.658	$10.245	$11.466	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.429	$12.658	$10.245	$11.466	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.590	$10.211	$11.450	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.322	$12.590	$10.211	$11.450	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.217	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement Income® Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012	$10.336
Accumulation unit value at end of period	$17.033	$15.526	$13.623	$14.296	$12.893	$12.283	$12.438	$11.852	$11.013	$10.012
Number of accumulation units outstanding at end of period (in thousands)	24	25	44	42	21	2	-	-	-	-

APP I-73

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.050	$13.253	$13.956	$12.630	$12.074	$12.270	$11.733	$10.940	$9.981	$10.329
Accumulation unit value at end of period	$16.454	$15.050	$13.253	$13.956	$12.630	$12.074	$12.270	$11.733	$10.940	$9.981
Number of accumulation units outstanding at end of period (in thousands)	1	5	4	4	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.851	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$10.909	$9.968	$10.325
Accumulation unit value at end of period	$16.212	$14.851	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$10.909	$9.968
Number of accumulation units outstanding at end of period (in thousands)	4	8	12	13	2	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.654	$12.943	$13.671	$12.409	$11.899	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.973	$14.654	$12.943	$13.671	$12.409	$11.899	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.396	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$9.937	$10.318
Accumulation unit value at end of period	$15.660	$14.396	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$9.937
Number of accumulation units outstanding at end of period (in thousands)	2	6	5	6	1	1	2	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.143	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$9.919	$10.313
Accumulation unit value at end of period	$15.354	$14.143	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$9.919
Number of accumulation units outstanding at end of period (in thousands)	6	9	46	43	27	30	22	2	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902	$10.309
Accumulation unit value at end of period	$15.053	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$9.902
Number of accumulation units outstanding at end of period (in thousands)	37	37	40	50	2	14	17	17	11	20

APP I-74

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Keeley Small Cap Dividend Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.538	$-	$-	$-	$-	$19.828	$19.815	$14.718	$11.887	$12.822
Accumulation unit value at end of period	$10.916	$10.538	$-	$-	$-	$-	$19.828	$19.815	$14.718	$11.887
Number of accumulation units outstanding at end of period (in thousands)	28	44	-	-	-	-	10	10	12	6
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.516	$16.144	$19.884	$19.067	$16.087	$18.240	$18.292	$13.635	$11.051	$11.961
Accumulation unit value at end of period	$10.854	$10.516	$16.144	$19.884	$19.067	$16.087	$18.240	$18.292	$13.635	$11.051
Number of accumulation units outstanding at end of period (in thousands)	12	14	8	9	42	53	61	59	56	52
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$16.911	$20.860	$20.033	$16.927	$19.222	$19.305	$14.412	$11.698	$12.681
Accumulation unit value at end of period	-	$-	$16.911	$20.860	$20.033	$16.927	$19.222	$19.305	$14.412	$11.698
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	3	2
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.497	$16.573	$20.474	$19.692	$16.663	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.802	$10.497	$16.573	$20.474	$19.692	$16.663	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.484	$16.133	$19.971	$19.246	$16.319	$18.596	$18.742	$14.040	$11.437	$12.441
Accumulation unit value at end of period	$10.767	$10.484	$16.133	$19.971	$19.246	$16.319	$18.596	$18.742	$14.040	$11.437
Number of accumulation units outstanding at end of period (in thousands)	12	15	9	14	14	15	13	13	16	20
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.471	$14.272	$17.702	$17.093	$14.523	$16.583	$16.747	$12.570	$10.260	$11.183
Accumulation unit value at end of period	$10.733	$10.471	$14.272	$17.702	$17.093	$14.523	$16.583	$16.747	$12.570	$10.260
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	0	2

APP I-75

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.459	$15.288	$19.001	$18.384	$15.650	$17.906	$18.119	$13.628	$11.145	$12.172
Accumulation unit value at end of period	$10.698	$10.459	$15.288	$19.001	$18.384	$15.650	$17.906	$18.119	$13.628	$11.145
Number of accumulation units outstanding at end of period (in thousands)	2	3	2	2	2	2	7	9	9	9
LKCM Aquinas Catholic Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068	$12.013
Accumulation unit value at end of period	$35.613	$28.655	$21.847	$23.737	$19.651	$17.943	$18.553	$18.060	$13.518	$12.068
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.685	$21.181	$23.094	$19.186	$17.580	$18.241	$17.818	$13.384	$11.991	$11.978
Accumulation unit value at end of period	$34.286	$27.685	$21.181	$23.094	$19.186	$17.580	$18.241	$17.818	$13.384	$11.991
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958	$11.963
Accumulation unit value at end of period	$33.733	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	13	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.879	$20.626	$22.557	$18.797	$17.274	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.189	$26.879	$20.626	$22.557	$18.797	$17.274	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881	$11.927
Accumulation unit value at end of period	$32.477	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	6	-	-	-	-

APP I-76

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837	$11.907
Accumulation unit value at end of period	$31.780	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	5	7	7	10	9	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.887
Accumulation unit value at end of period	$31.098	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	5	4	4	3	3
Lord Abbett Value Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.660	$13.583	$15.446	$14.050	$12.092	$12.474	$11.447	$10.000	$-	$-
Accumulation unit value at end of period	$19.151	$16.660	$13.583	$15.446	$14.050	$12.092	$12.474	$11.447	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.278	$13.318	$15.198	$13.873	$11.981	$12.404	$11.422	$10.000	$-	$-
Accumulation unit value at end of period	$18.646	$16.278	$13.318	$15.198	$13.873	$11.981	$12.404	$11.422	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	5	8	8	9	6	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.117	$13.207	$15.093	$13.798	$11.934	$12.373	$11.411	$10.000	$-	$-
Accumulation unit value at end of period	$18.434	$16.117	$13.207	$15.093	$13.798	$11.934	$12.373	$11.411	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.958	$13.096	$14.989	$13.723	$11.887	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.225	$15.958	$13.096	$14.989	$13.723	$11.887	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	15	16	23	26	8	-	-	-	-

APP I-77

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.748	$12.949	$14.851	$13.624	$11.825	$12.303	$11.386	$10.000	$-	$-
Accumulation unit value at end of period	$17.949	$15.748	$12.949	$14.851	$13.624	$11.825	$12.303	$11.386	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	8	11	17	18	32	43	50	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.540	$12.804	$14.714	$13.525	$11.763	$12.263	$11.372	$10.000	$-	$-
Accumulation unit value at end of period	$17.677	$15.540	$12.804	$14.714	$13.525	$11.763	$12.263	$11.372	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.336	$12.661	$14.579	$13.428	$11.701	$12.223	$11.358	$10.000	$-	$-
Accumulation unit value at end of period	$17.409	$15.336	$12.661	$14.579	$13.428	$11.701	$12.223	$11.358	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	2	7	7	8	9	-	-
MFS® Government Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.038	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393	$11.561
Accumulation unit value at end of period	$14.930	$14.038	$13.232	$13.197	$12.949	$12.869	$12.847	$12.278	$12.652	$12.393
Number of accumulation units outstanding at end of period (in thousands)	175	161	244	242	188	237	208	187	141	2
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.477	$12.748	$12.758	$12.562	$12.528	$12.551	$12.037	$12.447	$12.235	$11.454
Accumulation unit value at end of period	$14.282	$13.477	$12.748	$12.758	$12.562	$12.528	$12.551	$12.037	$12.447	$12.235
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	86
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168	$11.408
Accumulation unit value at end of period	$14.014	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168
Number of accumulation units outstanding at end of period (in thousands)	63	38	30	35	32	23	29	55	71	63

APP I-78

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.013	$12.346	$12.393	$12.240	$12.243	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.750	$13.013	$12.346	$12.393	$12.240	$12.243	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	6	7	8	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.713	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013	$11.302
Accumulation unit value at end of period	$13.406	$12.713	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013
Number of accumulation units outstanding at end of period (in thousands)	24	22	20	17	10	12	11	10	6	16
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.419	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925	$11.242
Accumulation unit value at end of period	$13.070	$12.419	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925
Number of accumulation units outstanding at end of period (in thousands)	13	21	21	23	38	37	60	48	36	23
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182
Accumulation unit value at end of period	$12.743	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838
Number of accumulation units outstanding at end of period (in thousands)	18	21	26	40	47	41	44	60	70	64
MFS® International New Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$72.428	$59.118	$66.173	$50.226	$50.114	$48.899	$50.358	$42.153	$33.802	$37.642
Accumulation unit value at end of period	$79.458	$72.428	$59.118	$66.173	$50.226	$50.114	$48.899	$50.358	$42.153	$33.802
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$38.481	$31.519	$35.405	$26.966	$27.000	$26.439	$27.323	$22.951	$18.469	$20.639
Accumulation unit value at end of period	$42.068	$38.481	$31.519	$35.405	$26.966	$27.000	$26.439	$27.323	$22.951	$18.469
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	6	6	5	6	6	6

APP I-79

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.589	$30.834	$34.689	$26.460	$26.533	$26.020	$26.931	$22.656	$18.258	$20.435
Accumulation unit value at end of period	$41.031	$37.589	$30.834	$34.689	$26.460	$26.533	$26.020	$26.931	$22.656	$18.258
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.994	$29.570	$33.317	$25.452	$25.560	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.232	$35.994	$29.570	$33.317	$25.452	$25.560	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$33.940	$27.939	$31.542	$24.145	$24.296	$23.910	$24.833	$20.964	$16.954	$19.042
Accumulation unit value at end of period	$36.920	$33.940	$27.939	$31.542	$24.145	$24.296	$23.910	$24.833	$20.964	$16.954
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	3	6	6	5	6	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.122	$17.422	$19.709	$15.116	$15.241	$15.029	$15.641	$13.231	$10.722	$12.066
Accumulation unit value at end of period	$22.930	$21.122	$17.422	$19.709	$15.116	$15.241	$15.029	$15.641	$13.231	$10.722
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.431	$27.630	$31.319	$24.069	$24.317	$24.026	$25.054	$21.236	$17.243	$19.444
Accumulation unit value at end of period	$36.220	$33.431	$27.630	$31.319	$24.069	$24.317	$24.026	$25.054	$21.236	$17.243
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	-	-	2	2	2	2
MFS® International Intrinsic Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$42.332	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717	$18.079
Accumulation unit value at end of period	$50.862	$42.332	$33.714	$37.138	$29.288	$28.174	$26.464	$26.125	$20.511	$17.717
Number of accumulation units outstanding at end of period (in thousands)	443	288	314	313	311	279	116	81	59	48

APP I-80

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$40.758	$32.575	$36.009	$28.497	$27.509	$25.930	$25.688	$20.239	$17.542	$17.949
Accumulation unit value at end of period	$48.801	$40.758	$32.575	$36.009	$28.497	$27.509	$25.930	$25.688	$20.239	$17.542
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	7	6	7	64	12	0	0
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$40.102	$32.099	$35.536	$28.165	$27.229	$25.704	$25.502	$20.123	$17.468	$17.900
Accumulation unit value at end of period	$47.943	$40.102	$32.099	$35.536	$28.165	$27.229	$25.704	$25.502	$20.123	$17.468
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	6	21	17	11	1	-	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.456	$31.629	$35.069	$27.837	$26.952	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.100	$39.456	$31.629	$35.069	$27.837	$26.952	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$38.612	$31.014	$34.456	$27.405	$26.586	$25.186	$25.076	$19.856	$17.296	$17.786
Accumulation unit value at end of period	$46.000	$38.612	$31.014	$34.456	$27.405	$26.586	$25.186	$25.076	$19.856	$17.296
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	4	6	2	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$37.785	$30.411	$33.854	$26.979	$26.226	$24.894	$24.835	$19.704	$17.199	$17.722
Accumulation unit value at end of period	$44.925	$37.785	$30.411	$33.854	$26.979	$26.226	$24.894	$24.835	$19.704	$17.199
Number of accumulation units outstanding at end of period (in thousands)	8	8	13	15	10	7	6	5	4	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$17.657
Accumulation unit value at end of period	$43.875	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	7	11	8	6	5	3	2

APP I-81

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® New Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444	$10.676
Accumulation unit value at end of period	$35.651	$24.647	$17.513	$17.801	$14.126	$13.008	$13.291	$14.373	$10.204	$8.444
Number of accumulation units outstanding at end of period (in thousands)	165	161	146	143	142	181	39	33	34	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.892	$17.036	$17.378	$13.838	$12.787	$13.111	$14.228	$10.137	$8.418	$10.668
Accumulation unit value at end of period	$34.438	$23.892	$17.036	$17.378	$13.838	$12.787	$13.111	$14.228	$10.137	$8.418
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	71	12	-	31
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.576	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$10.108	$8.407	$10.665
Accumulation unit value at end of period	$33.931	$23.576	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$10.108	$8.407
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.264	$16.637	$17.022	$13.596	$12.601	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.432	$23.264	$16.637	$17.022	$13.596	$12.601	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.854	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$8.381	$10.657
Accumulation unit value at end of period	$32.777	$22.854	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$8.381
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.451	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$8.366	$10.652
Accumulation unit value at end of period	$32.135	$22.451	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$8.366
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	0	0	-
APP I-82

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351	$10.648
Accumulation unit value at end of period	$31.506	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$8.351
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	4	7	7	5	4	1	0
Neuberger Berman Sustainable Equity Fund — Class A
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708	$12.082
Accumulation unit value at end of period	$35.869	$30.105	$23.967	$25.491	$21.537	$19.599	$19.723	$17.879	$12.968	$11.708
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	0
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.085	$23.236	$24.801	$21.027	$19.202	$19.391	$17.640	$12.839	$11.633	$12.046
Accumulation unit value at end of period	$34.533	$29.085	$23.236	$24.801	$21.027	$19.202	$19.391	$17.640	$12.839	$11.633
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601	$12.031
Accumulation unit value at end of period	$33.976	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601
Number of accumulation units outstanding at end of period (in thousands)	22	20	20	19	2	17	20	1	0	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.239	$22.628	$24.225	$20.600	$18.868	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.427	$28.239	$22.628	$24.225	$20.600	$18.868	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	18	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526	$11.995
Accumulation unit value at end of period	$32.710	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	4	4	4	4	3	11	4

APP I-83

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483	$11.975
Accumulation unit value at end of period	$32.008	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483
Number of accumulation units outstanding at end of period (in thousands)	7	6	7	6	3	6	8	7	7	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955
Accumulation unit value at end of period	$31.322	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	13	12	12	11	9	8	4
Neuberger Berman Sustainable Equity Fund — Trust Class
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$48.637	$38.715	$41.172	$34.775	$31.647	$31.825	$28.858	$20.918	$18.880	$19.474
Accumulation unit value at end of period	$57.979	$48.637	$38.715	$41.172	$34.775	$31.647	$31.825	$28.858	$20.918	$18.880
Number of accumulation units outstanding at end of period (in thousands)	6	8	9	12	10	14	16	14	8	7
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.625	$24.463	$26.107	$22.128	$20.208	$20.393	$18.557	$13.498	$12.226	$12.655
Accumulation unit value at end of period	$36.380	$30.625	$24.463	$26.107	$22.128	$20.208	$20.393	$18.557	$13.498	$12.226
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	9	10	11	9	8	15
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.953	$23.962	$25.611	$21.740	$19.884	$20.096	$18.314	$13.341	$12.102	$12.545
Accumulation unit value at end of period	$35.529	$29.953	$23.962	$25.611	$21.740	$19.884	$20.096	$18.314	$13.341	$12.102
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.296	$23.471	$25.125	$21.359	$19.564	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.697	$29.296	$23.471	$25.125	$21.359	$19.564	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-84

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.442	$22.833	$24.490	$20.861	$19.147	$19.418	$17.758	$12.982	$11.817	$12.293
Accumulation unit value at end of period	$33.618	$28.442	$22.833	$24.490	$20.861	$19.147	$19.418	$17.758	$12.982	$11.817
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	1	1	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.468	$20.486	$22.017	$18.792	$17.282	$17.563	$16.093	$11.788	$10.752	$11.208
Accumulation unit value at end of period	$30.042	$25.468	$20.486	$22.017	$18.792	$17.282	$17.563	$16.093	$11.788	$10.752
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.462	$21.328	$22.969	$19.644	$18.101	$18.432	$16.924	$12.421	$11.352	$11.857
Accumulation unit value at end of period	$31.153	$26.462	$21.328	$22.969	$19.644	$18.101	$18.432	$16.924	$12.421	$11.352
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	2	3	3	4
Nuveen NWQ International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.485	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$8.318	$10.326
Accumulation unit value at end of period	$11.905	$11.485	$9.720	$11.896	$9.878	$9.685	$9.449	$10.330	$8.493	$8.318
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.133	$9.455	$11.613	$9.677	$9.521	$9.321	$10.226	$8.437	$8.292	$10.318
Accumulation unit value at end of period	$11.500	$11.133	$9.455	$11.613	$9.677	$9.521	$9.321	$10.226	$8.437	$8.292
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.986	$9.344	$11.494	$9.592	$9.451	$9.267	$10.182	$8.414	$8.281	$10.315
Accumulation unit value at end of period	$11.331	$10.986	$9.344	$11.494	$9.592	$9.451	$9.267	$10.182	$8.414	$8.281
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	0	-	-

APP I-85

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.840	$9.234	$11.376	$9.508	$9.382	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.164	$10.840	$9.234	$11.376	$9.508	$9.382	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.649	$9.090	$11.220	$9.396	$9.291	$9.142	$10.080	$8.358	$8.255	$10.307
Accumulation unit value at end of period	$10.945	$10.649	$9.090	$11.220	$9.396	$9.291	$9.142	$10.080	$8.358	$8.255
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.462	$8.947	$11.067	$9.286	$9.200	$9.071	$10.022	$8.327	$8.240	$10.303
Accumulation unit value at end of period	$10.731	$10.462	$8.947	$11.067	$9.286	$9.200	$9.071	$10.022	$8.327	$8.240
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	1	1	2	3	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226	$10.298
Accumulation unit value at end of period	$10.521	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.226
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	0
PGIM Jennison Natural Resources Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$10.000	$-
Accumulation unit value at end of period	$7.595	$6.832	$5.864	$8.126	$7.742	$5.768	$8.171	$10.206	$9.299	$-
Number of accumulation units outstanding at end of period (in thousands)	-	47	71	75	83	87	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$6.644	$5.722	$7.958	$7.609	$5.689	$8.086	$10.136	$9.267	$10.000	$-
Accumulation unit value at end of period	$7.360	$6.644	$5.722	$7.958	$7.609	$5.689	$8.086	$10.136	$9.267	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	54	3	-	-

APP I-86

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$10.000	$-
Accumulation unit value at end of period	$7.262	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	-	0	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$6.487	$5.604	$7.817	$7.496	$5.621	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$7.165	$6.487	$5.604	$7.817	$7.496	$5.621	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$10.000	$-
Accumulation unit value at end of period	$7.037	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$10.000	$-
Accumulation unit value at end of period	$6.912	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$-
Number of accumulation units outstanding at end of period (in thousands)	-	8	-	-	-	1	-	0	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-
Accumulation unit value at end of period	$6.789	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	9	9	7	2	1	0	-	-
PIMCO Real Return Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.309	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506	$13.054
Accumulation unit value at end of period	$18.208	$16.309	$15.087	$15.452	$14.928	$14.268	$14.731	$14.301	$15.787	$14.506
Number of accumulation units outstanding at end of period (in thousands)	84	89	92	106	66	154	147	146	57	50

APP I-87

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.205	$15.972	$16.415	$15.914	$15.264	$15.814	$15.407	$17.067	$15.738	$14.212
Accumulation unit value at end of period	$19.141	$17.205	$15.972	$16.415	$15.914	$15.264	$15.814	$15.407	$17.067	$15.738
Number of accumulation units outstanding at end of period (in thousands)	28	29	26	52	65	75	61	94	97	88
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.806	$15.625	$16.084	$15.616	$15.000	$15.564	$15.186	$16.847	$15.559	$14.071
Accumulation unit value at end of period	$18.669	$16.806	$15.625	$16.084	$15.616	$15.000	$15.564	$15.186	$16.847	$15.559
Number of accumulation units outstanding at end of period (in thousands)	94	95	171	173	201	204	196	172	113	79
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.417	$15.286	$15.758	$15.323	$14.741	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.210	$16.417	$15.286	$15.758	$15.323	$14.741	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	27	26	48	72	90	76	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.912	$14.846	$15.335	$14.941	$14.402	$14.996	$14.683	$16.347	$15.149	$13.749
Accumulation unit value at end of period	$17.614	$15.912	$14.846	$15.335	$14.941	$14.402	$14.996	$14.683	$16.347	$15.149
Number of accumulation units outstanding at end of period (in thousands)	31	33	32	27	33	47	39	55	56	56
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.207	$13.282	$13.747	$13.421	$12.963	$13.525	$13.269	$14.802	$13.745	$12.499
Accumulation unit value at end of period	$15.696	$14.207	$13.282	$13.747	$13.421	$12.963	$13.525	$13.269	$14.802	$13.745
Number of accumulation units outstanding at end of period (in thousands)	48	47	50	91	82	79	89	87	62	37
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389
Accumulation unit value at end of period	$16.481	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694
Number of accumulation units outstanding at end of period (in thousands)	66	73	74	98	111	117	140	131	143	127

APP I-88

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.506	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339	$14.231
Accumulation unit value at end of period	$20.083	$18.506	$17.150	$17.253	$16.472	$16.116	$16.062	$15.402	$15.765	$14.339
Number of accumulation units outstanding at end of period (in thousands)	61	58	73	102	159	271	373	347	361	233
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.779	$15.604	$15.753	$15.093	$14.818	$14.820	$14.261	$14.648	$13.370	$12.932
Accumulation unit value at end of period	$18.145	$16.779	$15.604	$15.753	$15.093	$14.818	$14.820	$14.261	$14.648	$13.370
Number of accumulation units outstanding at end of period (in thousands)	114	116	101	106	144	150	295	291	144	205
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.376	$16.183	$16.362	$15.700	$15.438	$15.463	$14.901	$15.329	$14.013	$13.574
Accumulation unit value at end of period	$18.762	$17.376	$16.183	$16.362	$15.700	$15.438	$15.463	$14.901	$15.329	$14.013
Number of accumulation units outstanding at end of period (in thousands)	157	135	182	177	237	253	326	364	522	505
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.739	$16.546	$16.754	$16.100	$15.855	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.126	$17.739	$16.546	$16.754	$16.100	$15.855	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	26	23	48	82	93	81	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.264	$16.136	$16.372	$15.764	$15.555	$15.635	$15.120	$15.609	$14.318	$13.918
Accumulation unit value at end of period	$18.577	$17.264	$16.136	$16.372	$15.764	$15.555	$15.635	$15.120	$15.609	$14.318
Number of accumulation units outstanding at end of period (in thousands)	57	77	74	76	81	86	87	70	67	72
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.212	$15.182	$15.435	$14.892	$14.724	$14.829	$14.370	$14.864	$13.662	$13.307
Accumulation unit value at end of period	$17.409	$16.212	$15.182	$15.435	$14.892	$14.724	$14.829	$14.370	$14.864	$13.662
Number of accumulation units outstanding at end of period (in thousands)	89	94	107	159	172	162	192	243	191	161

APP I-89

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667
Accumulation unit value at end of period	$17.527	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004
Number of accumulation units outstanding at end of period (in thousands)	184	183	204	221	284	263	284	311	380	316
PIMCO Total Return ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$10.000	$-
Accumulation unit value at end of period	$13.844	$12.735	$11.717	$11.839	$11.361	$11.062	$11.047	$10.594	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	155	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.385	$11.435	$11.594	$11.166	$10.910	$10.933	$10.521	$10.808	$10.000	$-
Accumulation unit value at end of period	$13.416	$12.385	$11.435	$11.594	$11.166	$10.910	$10.933	$10.521	$10.808	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$10.000	$-
Accumulation unit value at end of period	$13.237	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.092	$11.199	$11.389	$11.001	$10.781	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.060	$12.092	$11.199	$11.389	$11.001	$10.781	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$10.000	$-
Accumulation unit value at end of period	$12.828	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	14	12	11	11	18	10	10	11	19	-

APP I-90

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$10.000	$-
Accumulation unit value at end of period	$12.600	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	5	3	3	0	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-
Accumulation unit value at end of period	$12.376	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	1	1	0	0	-
Royce Smaller-Companies Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.351	$22.925	$25.536	$21.676	$19.819	$20.187	$19.430	$14.663	$12.722	$14.133
Accumulation unit value at end of period	$42.317	$28.351	$22.925	$25.536	$21.676	$19.819	$20.187	$19.430	$14.663	$12.722
Number of accumulation units outstanding at end of period (in thousands)	6	6	11	11	5	5	7	7	9	4
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.233	$20.475	$22.888	$19.496	$17.888	$18.284	$17.660	$13.374	$11.645	$12.981
Accumulation unit value at end of period	$37.532	$25.233	$20.475	$22.888	$19.496	$17.888	$18.284	$17.660	$13.374	$11.645
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	6	16	17	20	21	22	22
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.373	$21.432	$23.993	$20.469	$18.809	$19.253	$18.625	$14.125	$12.318	$13.752
Accumulation unit value at end of period	$39.168	$26.373	$21.432	$23.993	$20.469	$18.809	$19.253	$18.625	$14.125	$12.318
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.806	$21.004	$23.549	$20.120	$18.516	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.270	$25.806	$21.004	$23.549	$20.120	$18.516	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-91

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.070	$20.445	$22.969	$19.664	$18.132	$18.626	$18.081	$13.761	$12.042	$13.491
Accumulation unit value at end of period	$37.105	$25.070	$20.445	$22.969	$19.664	$18.132	$18.626	$18.081	$13.761	$12.042
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	6	3	3	4	5	6	9
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.847	$16.218	$18.257	$15.661	$14.470	$14.894	$14.487	$11.048	$9.687	$10.875
Accumulation unit value at end of period	$29.316	$19.847	$16.218	$18.257	$15.661	$14.470	$14.894	$14.487	$11.048	$9.687
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	2	14
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.661	$19.373	$21.853	$18.782	$17.389	$17.934	$17.479	$13.356	$11.734	$13.200
Accumulation unit value at end of period	$34.879	$23.661	$19.373	$21.853	$18.782	$17.389	$17.934	$17.479	$13.356	$11.734
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	-	1	1	2
SSgA S&P 500 Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$34.855	$26.553	$27.840	$22.880	$20.471	$20.213	$17.808	$13.477	$11.615	$11.403
Accumulation unit value at end of period	$41.341	$34.855	$26.553	$27.840	$22.880	$20.471	$20.213	$17.808	$13.477	$11.615
Number of accumulation units outstanding at end of period (in thousands)	4	8	7	8	1	2	3	2	2	4
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$33.070	$25.282	$26.601	$21.938	$19.697	$19.516	$17.255	$13.104	$11.333	$11.165
Accumulation unit value at end of period	$39.087	$33.070	$25.282	$26.601	$21.938	$19.697	$19.516	$17.255	$13.104	$11.333
Number of accumulation units outstanding at end of period (in thousands)	17	16	15	15	42	37	39	14	13	11
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$32.425	$24.826	$26.160	$21.607	$19.429	$19.280	$17.071	$12.984	$11.246	$11.096
Accumulation unit value at end of period	$38.267	$32.425	$24.826	$26.160	$21.607	$19.429	$19.280	$17.071	$12.984	$11.246
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	27	23	20
APP I-92

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.729	$24.330	$25.676	$21.238	$19.126	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.390	$31.729	$24.330	$25.676	$21.238	$19.126	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	8	8	6	7	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.825	$23.684	$25.045	$20.758	$18.730	$18.652	$16.573	$12.649	$10.995	$10.886
Accumulation unit value at end of period	$36.252	$30.825	$23.684	$25.045	$20.758	$18.730	$18.652	$16.573	$12.649	$10.995
Number of accumulation units outstanding at end of period (in thousands)	26	28	29	27	28	31	31	31	36	41
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.380	$23.388	$24.782	$20.581	$18.608	$18.567	$16.531	$12.642	$11.010	$10.923
Accumulation unit value at end of period	$35.657	$30.380	$23.388	$24.782	$20.581	$18.608	$18.567	$16.531	$12.642	$11.010
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	0
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.093	$22.443	$23.828	$19.828	$17.963	$17.960	$16.022	$12.277	$10.714	$10.651
Accumulation unit value at end of period	$34.079	$29.093	$22.443	$23.828	$19.828	$17.963	$17.960	$16.022	$12.277	$10.714
Number of accumulation units outstanding at end of period (in thousands)	7	8	8	7	6	5	12	7	6	6
Templeton Growth Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.974	$36.553	$42.772	$36.309	$33.292	$35.591	$36.285	$27.879	$22.938	$24.502
Accumulation unit value at end of period	$44.384	$41.974	$36.553	$42.772	$36.309	$33.292	$35.591	$36.285	$27.879	$22.938
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.500	$17.915	$21.037	$17.920	$16.489	$17.689	$18.098	$13.954	$11.521	$12.350
Accumulation unit value at end of period	$21.601	$20.500	$17.915	$21.037	$17.920	$16.489	$17.689	$18.098	$13.954	$11.521
Number of accumulation units outstanding at end of period (in thousands)	14	18	19	23	27	28	34	33	25	29

APP I-93

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.025	$17.526	$20.611	$17.584	$16.203	$17.410	$17.838	$13.774	$11.390	$12.228
Accumulation unit value at end of period	$21.069	$20.025	$17.526	$20.611	$17.584	$16.203	$17.410	$17.838	$13.774	$11.390
Number of accumulation units outstanding at end of period (in thousands)	24	15	18	17	23	28	30	31	16	15
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.561	$17.145	$20.194	$17.254	$15.923	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.550	$19.561	$17.145	$20.194	$17.254	$15.923	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	2	2	3	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.959	$16.651	$19.651	$16.824	$15.557	$16.774	$17.247	$13.364	$11.089	$11.947
Accumulation unit value at end of period	$19.877	$18.959	$16.651	$19.651	$16.824	$15.557	$16.774	$17.247	$13.364	$11.089
Number of accumulation units outstanding at end of period (in thousands)	14	15	12	15	15	27	27	29	27	26
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.390	$10.023	$11.853	$10.168	$9.422	$10.179	$10.487	$8.142	$6.770	$7.308
Accumulation unit value at end of period	$11.918	$11.390	$10.023	$11.853	$10.168	$9.422	$10.179	$10.487	$8.142	$6.770
Number of accumulation units outstanding at end of period (in thousands)	13	12	14	10	13	18	35	35	25	29
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756	$11.634
Accumulation unit value at end of period	$18.598	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	9	11	12	14	15	22	23
The Hartford Balanced Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680	$10.482
Accumulation unit value at end of period	$21.702	$20.205	$16.986	$17.911	$16.075	$14.455	$14.508	$13.488	$12.045	$10.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-94

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.586	$16.524	$17.485	$15.747	$14.209	$14.312	$13.352	$11.965	$10.647	$10.474
Accumulation unit value at end of period	$20.964	$19.586	$16.524	$17.485	$15.747	$14.209	$14.312	$13.352	$11.965	$10.647
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.327	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$11.931	$10.633	$10.470
Accumulation unit value at end of period	$20.655	$19.327	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$11.931	$10.633
Number of accumulation units outstanding at end of period (in thousands)	4	2	16	2	3	5	5	4	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.071	$16.137	$17.128	$15.472	$14.003	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.351	$19.071	$16.137	$17.128	$15.472	$14.003	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.735	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$10.600	$10.463
Accumulation unit value at end of period	$19.952	$18.735	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$10.600
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	1	1	1	0	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.405	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$10.581	$10.458
Accumulation unit value at end of period	$19.562	$18.405	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$10.581
Number of accumulation units outstanding at end of period (in thousands)	12	11	17	5	2	2	1	1	2	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562	$10.454
Accumulation unit value at end of period	$19.179	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$10.562
Number of accumulation units outstanding at end of period (in thousands)	7	8	6	5	3	1	1	0	0	-

APP I-95

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$13.687	$-
Accumulation unit value at end of period	$21.881	$20.417	$17.803	$18.459	$17.234	$15.239	$15.910	$15.564	$14.681	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.526	$17.085	$17.778	$16.657	$14.779	$15.484	$15.201	$14.388	$13.446	$-
Accumulation unit value at end of period	$20.854	$19.526	$17.085	$17.778	$16.657	$14.779	$15.484	$15.201	$14.388	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$13.344	$-
Accumulation unit value at end of period	$20.428	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.794	$16.494	$17.214	$16.177	$14.396	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.011	$18.794	$16.494	$17.214	$16.177	$14.396	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$13.108	$-
Accumulation unit value at end of period	$19.468	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$10.000	$-
Accumulation unit value at end of period	$15.229	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-96

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-
Accumulation unit value at end of period	$18.426	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
The Hartford MidCap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689	$10.359
Accumulation unit value at end of period	$21.669	$21.623	$16.585	$19.462	$17.214	$15.320	$15.582	$14.465	$10.804	$8.689
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.961	$16.133	$18.999	$16.863	$15.060	$15.372	$14.319	$10.733	$8.662	$10.351
Accumulation unit value at end of period	$20.932	$20.961	$16.133	$18.999	$16.863	$15.060	$15.372	$14.319	$10.733	$8.662
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.683	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$10.703	$8.651	$10.348
Accumulation unit value at end of period	$20.623	$20.683	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$10.703	$8.651
Number of accumulation units outstanding at end of period (in thousands)	1	2	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.409	$15.756	$18.611	$16.567	$14.841	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.320	$20.409	$15.756	$18.611	$16.567	$14.841	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.050	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$8.624	$10.340
Accumulation unit value at end of period	$19.922	$20.050	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$8.624
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-97

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.697	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$8.609	$10.336
Accumulation unit value at end of period	$19.532	$19.697	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$8.609
Number of accumulation units outstanding at end of period (in thousands)	-	6	1	2	2	1	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593	$10.331
Accumulation unit value at end of period	$19.149	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$8.593
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	5	4	2	1	2	0	-
TIAA-CREF Bond Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$10.000	$-
Accumulation unit value at end of period	$13.045	$12.155	$11.241	$11.282	$10.936	$10.708	$10.678	$10.101	$10.368	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.820	$10.970	$11.049	$10.748	$10.560	$10.568	$10.032	$10.333	$10.000	$-
Accumulation unit value at end of period	$12.642	$11.820	$10.970	$11.049	$10.748	$10.560	$10.568	$10.032	$10.333	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$10.000	$-
Accumulation unit value at end of period	$12.473	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$-
Number of accumulation units outstanding at end of period (in thousands)	16	9	10	8	-	4	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.541	$10.744	$10.853	$10.589	$10.435	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.306	$11.541	$10.744	$10.853	$10.589	$10.435	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-

APP I-98

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$10.000	$-
Accumulation unit value at end of period	$12.088	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$10.000	$-
Accumulation unit value at end of period	$11.873	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-
Accumulation unit value at end of period	$11.662	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	1	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$10.000	$-
Accumulation unit value at end of period	$34.002	$28.202	$21.596	$22.863	$18.918	$16.824	$16.789	$14.962	$11.238	$-
Number of accumulation units outstanding at end of period (in thousands)	90	90	92	85	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.427	$21.076	$22.391	$18.592	$16.592	$16.616	$14.860	$11.200	$10.000	$-
Accumulation unit value at end of period	$32.952	$27.427	$21.076	$22.391	$18.592	$16.592	$16.616	$14.860	$11.200	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$10.000	$-
Accumulation unit value at end of period	$32.512	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$-
Number of accumulation units outstanding at end of period (in thousands)	40	37	36	28	11	6	4	2	-	-

APP I-99

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.779	$20.640	$21.995	$18.317	$16.395	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.078	$26.779	$20.640	$21.995	$18.317	$16.395	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$10.000	$-
Accumulation unit value at end of period	$31.508	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$-
Number of accumulation units outstanding at end of period (in thousands)	8	5	5	5	5	4	4	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$10.000	$-
Accumulation unit value at end of period	$30.948	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	3	1	1	0	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-
Accumulation unit value at end of period	$30.398	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	5	3	3	3	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$10.000	$-
Accumulation unit value at end of period	$45.012	$32.602	$23.980	$24.421	$18.816	$17.626	$16.739	$14.848	$11.162	$-
Number of accumulation units outstanding at end of period (in thousands)	71	82	87	81	82	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.705	$23.403	$23.917	$18.492	$17.383	$16.566	$14.746	$11.124	$10.000	$-
Accumulation unit value at end of period	$43.621	$31.705	$23.403	$23.917	$18.492	$17.383	$16.566	$14.746	$11.124	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-100

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$10.000	$-
Accumulation unit value at end of period	$43.039	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	14	13	11	4	3	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.957	$22.919	$23.494	$18.219	$17.178	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.464	$30.957	$22.919	$23.494	$18.219	$17.178	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$10.000	$-
Accumulation unit value at end of period	$41.710	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	0	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$10.000	$-
Accumulation unit value at end of period	$40.968	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-
Accumulation unit value at end of period	$40.241	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	11	7	-	-	-	0	-	-
TIAA-CREF Large-Cap Value Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$10.000	$-
Accumulation unit value at end of period	$25.391	$24.743	$19.623	$21.453	$18.934	$16.185	$16.878	$14.923	$11.303	$-
Number of accumulation units outstanding at end of period (in thousands)	119	106	103	96	87	47	-	-	-	-

APP I-101

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.062	$19.150	$21.010	$18.608	$15.962	$16.704	$14.821	$11.265	$10.000	$-
Accumulation unit value at end of period	$24.606	$24.062	$19.150	$21.010	$18.608	$15.962	$16.704	$14.821	$11.265	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$10.000	$-
Accumulation unit value at end of period	$24.278	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	8	7	6	1	1	0	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.494	$18.754	$20.638	$18.333	$15.773	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.953	$23.494	$18.754	$20.638	$18.333	$15.773	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$10.000	$-
Accumulation unit value at end of period	$23.528	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$10.000	$-
Accumulation unit value at end of period	$23.110	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-
Accumulation unit value at end of period	$22.699	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	8	-	-	-	0	-	-
APP I-102

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Timothy Plan Large/Mid-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135	$12.043
Accumulation unit value at end of period	$32.834	$29.038	$22.888	$25.124	$21.381	$19.703	$20.121	$18.117	$13.735	$12.135
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	0	0	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.054	$22.191	$24.444	$20.875	$19.304	$19.783	$17.875	$13.599	$12.056	$12.008
Accumulation unit value at end of period	$31.611	$28.054	$22.191	$24.444	$20.875	$19.304	$19.783	$17.875	$13.599	$12.056
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023	$11.993
Accumulation unit value at end of period	$31.101	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	0	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.238	$21.610	$23.876	$20.451	$18.969	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.599	$27.238	$21.610	$23.876	$20.451	$18.969	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946	$11.957
Accumulation unit value at end of period	$29.943	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	-	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902	$11.937
Accumulation unit value at end of period	$29.300	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902
Number of accumulation units outstanding at end of period (in thousands)	5	4	5	4	4	3	7	5	3	1

APP I-103

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917
Accumulation unit value at end of period	$28.672	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	2	2	1
Victory Diversified Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.575	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540	$12.352
Accumulation unit value at end of period	$32.459	$28.575	$22.109	$25.517	$20.042	$19.320	$19.897	$18.068	$13.438	$11.540
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	25	30	31	25
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.752	$23.100	$26.755	$21.087	$20.399	$21.082	$19.211	$14.338	$12.356	$13.272
Accumulation unit value at end of period	$33.678	$29.752	$23.100	$26.755	$21.087	$20.399	$21.082	$19.211	$14.338	$12.356
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	3	2	2	9
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.064	$22.600	$26.216	$20.693	$20.047	$20.750	$18.937	$14.154	$12.216	$13.141
Accumulation unit value at end of period	$32.850	$29.064	$22.600	$26.216	$20.693	$20.047	$20.750	$18.937	$14.154	$12.216
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	1	2	5	5	6	17	16
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.392	$22.111	$25.687	$20.306	$19.702	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.043	$28.392	$22.111	$25.687	$20.306	$19.702	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.521	$21.475	$24.998	$19.801	$19.250	$19.995	$18.311	$13.735	$11.896	$12.842
Accumulation unit value at end of period	$30.997	$27.521	$21.475	$24.998	$19.801	$19.250	$19.995	$18.311	$13.735	$11.896
Number of accumulation units outstanding at end of period (in thousands)	6	6	16	16	16	19	17	16	14	13

APP I-104

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.633	$14.569	$16.994	$13.487	$13.138	$13.674	$12.548	$9.431	$8.184	$8.853
Accumulation unit value at end of period	$20.945	$18.633	$14.569	$16.994	$13.487	$13.138	$13.674	$12.548	$9.431	$8.184
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	4	6	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507
Accumulation unit value at end of period	$29.006	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	5	6	6	12	12	15	19
Victory Munder Mid-Cap Core Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$66.051	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273	$28.570
Accumulation unit value at end of period	$79.119	$66.051	$52.402	$60.825	$48.988	$45.751	$47.959	$43.640	$32.718	$28.273
Number of accumulation units outstanding at end of period (in thousands)	2	2	5	6	1	1	1	1	2	2
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.501	$22.691	$26.431	$21.361	$20.020	$21.060	$19.230	$14.468	$12.546	$12.722
Accumulation unit value at end of period	$34.021	$28.501	$22.691	$26.431	$21.361	$20.020	$21.060	$19.230	$14.468	$12.546
Number of accumulation units outstanding at end of period (in thousands)	10	12	13	11	15	31	30	30	33	32
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.639	$22.037	$25.709	$20.809	$19.531	$20.577	$18.817	$14.179	$12.313	$12.505
Accumulation unit value at end of period	$32.942	$27.639	$22.037	$25.709	$20.809	$19.531	$20.577	$18.817	$14.179	$12.313
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.046	$21.597	$25.233	$20.454	$19.227	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.186	$27.046	$21.597	$25.233	$20.454	$19.227	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	-	-	-	-

APP I-105

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.274	$21.023	$24.612	$19.990	$18.828	$19.906	$18.268	$13.813	$12.038	$12.268
Accumulation unit value at end of period	$31.206	$26.274	$21.023	$24.612	$19.990	$18.828	$19.906	$18.268	$13.813	$12.038
Number of accumulation units outstanding at end of period (in thousands)	4	32	33	33	30	29	28	28	28	29
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.618	$34.168	$40.082	$32.621	$30.786	$32.613	$29.989	$22.721	$19.841	$20.261
Accumulation unit value at end of period	$50.517	$42.618	$34.168	$40.082	$32.621	$30.786	$32.613	$29.989	$22.721	$19.841
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	0	2	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.124
Accumulation unit value at end of period	$29.632	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	3	3	3	6	6	5	5
Victory Special Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.512	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387	$12.742
Accumulation unit value at end of period	$27.756	$24.512	$19.138	$22.081	$17.504	$16.857	$17.476	$16.396	$12.546	$11.387
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	3	-	-	-	13	12	12
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.524	$17.648	$20.433	$16.254	$15.708	$16.343	$15.387	$11.814	$10.761	$12.084
Accumulation unit value at end of period	$25.416	$22.524	$17.648	$20.433	$16.254	$15.708	$16.343	$15.387	$11.814	$10.761
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	4	7	8	9	21	24	35
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.018	$18.062	$20.944	$16.686	$16.149	$16.827	$15.866	$12.201	$11.130	$12.517
Accumulation unit value at end of period	$25.935	$23.018	$18.062	$20.944	$16.686	$16.149	$16.827	$15.866	$12.201	$11.130
Number of accumulation units outstanding at end of period (in thousands)	11	16	17	20	21	26	23	22	21	41

APP I-106

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.524	$17.701	$20.556	$16.401	$15.898	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.340	$22.524	$17.701	$20.556	$16.401	$15.898	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	3	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.882	$17.231	$20.050	$16.029	$15.568	$16.279	$15.403	$11.886	$10.881	$12.280
Accumulation unit value at end of period	$24.568	$21.882	$17.231	$20.050	$16.029	$15.568	$16.279	$15.403	$11.886	$10.881
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	9	5	5	8	8	14	18
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.898	$11.755	$13.706	$10.979	$10.685	$11.195	$10.614	$8.207	$7.528	$8.512
Accumulation unit value at end of period	$16.694	$14.898	$11.755	$13.706	$10.979	$10.685	$11.195	$10.614	$8.207	$7.528
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	4	6	7	12	34	35	29
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014
Accumulation unit value at end of period	$23.095	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603
Number of accumulation units outstanding at end of period (in thousands)	12	14	14	16	21	24	26	26	30	38
Virtus Ceredex Large-Cap Value Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.094	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452	$10.367
Accumulation unit value at end of period	$24.930	$24.094	$18.454	$20.650	$17.817	$15.468	$16.276	$14.696	$10.979	$9.452
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.356	$17.952	$20.158	$17.454	$15.205	$16.056	$14.548	$10.907	$9.423	$10.360
Accumulation unit value at end of period	$24.082	$23.356	$17.952	$20.158	$17.454	$15.205	$16.056	$14.548	$10.907	$9.423
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-107

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.047	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$10.876	$9.410	$10.356
Accumulation unit value at end of period	$23.728	$23.047	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$10.876	$9.410
Number of accumulation units outstanding at end of period (in thousands)	1	1	6	6	14	5	4	0	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.742	$17.532	$19.747	$17.148	$14.984	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.379	$22.742	$17.532	$19.747	$17.148	$14.984	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.341	$17.258	$19.210	$16.948	$14.838	$15.747	$14.339	$10.804	$9.381	$10.349
Accumulation unit value at end of period	$22.921	$22.341	$17.258	$19.210	$16.948	$14.838	$15.747	$14.339	$10.804	$9.381
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.947	$16.988	$19.477	$16.749	$14.694	$15.625	$14.257	$10.763	$9.365	$10.344
Accumulation unit value at end of period	$22.472	$21.947	$16.988	$19.477	$16.749	$14.694	$15.625	$14.257	$10.763	$9.365
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348	$10.340
Accumulation unit value at end of period	$22.032	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$9.348
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	-	-	-	0	-	-
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$12.389	$10.223	$9.126	$8.960
Accumulation unit value at end of period	$21.692	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$12.389	$10.223	$9.126
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	4	4	4	4	4

APP I-108

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.550	$19.245	$20.381	$17.694	$16.745	$16.774	$15.332	$12.696	$11.373	$11.205
Accumulation unit value at end of period	$26.195	$23.550	$19.245	$20.381	$17.694	$16.745	$16.774	$15.332	$12.696	$11.373
Number of accumulation units outstanding at end of period (in thousands)	117	133	150	180	208	250	272	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.016	$20.473	$21.715	$18.880	$17.894	$17.952	$16.433	$13.628	$12.226	$12.064
Accumulation unit value at end of period	$27.783	$25.016	$20.473	$21.715	$18.880	$17.894	$17.952	$16.433	$13.628	$12.226
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	3	2	271	278	307
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.279	$21.539	$22.880	$19.922	$18.911	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.142	$26.279	$21.539	$22.880	$19.922	$18.911	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	8	8	10	11	8	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.421	$13.486	$14.355	$12.524	$11.912	$11.993	$11.016	$9.168	$8.254	$8.173
Accumulation unit value at end of period	$18.174	$16.421	$13.486	$14.355	$12.524	$11.912	$11.993	$11.016	$9.168	$8.254
Number of accumulation units outstanding at end of period (in thousands)	19	18	17	25	32	38	23	23	92	83
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.139	$17.396	$18.553	$16.220	$15.457	$15.593	$14.353	$11.968	$10.796	$10.712
Accumulation unit value at end of period	$23.349	$21.139	$17.396	$18.553	$16.220	$15.457	$15.593	$14.353	$11.968	$10.796
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.606	$19.465	$20.802	$18.222	$17.400	$17.588	$16.221	$13.553	$12.251	$12.179
Accumulation unit value at end of period	$26.021	$23.606	$19.465	$20.802	$18.222	$17.400	$17.588	$16.221	$13.553	$12.251
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	14	17	15	19	18	16	14

APP I-109

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Dividend and Growth HLS Fund — Class IA
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.202	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1,227	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.813	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	87	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.369	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.934	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.223	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.288	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	-	-	-	-	-	-	-	-	-

APP I-110

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.337	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	-	-	-	-	-	-	-	-	-
Hartford Disciplined Equity HLS Fund — Class IA
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.666	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$41.522	$31.884	$31.829	$24.485	$24.692	$22.176	$19.496	$14.413	$11.401	$12.555
Accumulation unit value at end of period	$10.654	$41.522	$31.884	$31.829	$24.485	$24.692	$22.176	$19.496	$14.413	$11.401
Number of accumulation units outstanding at end of period (in thousands)	55	8	10	10	18	19	18	9	5	4
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$42.162	$32.424	$32.416	$24.974	$25.223	$22.687	$19.975	$14.789	$11.716	$12.922
Accumulation unit value at end of period	$10.649	$42.162	$32.424	$32.416	$24.974	$25.223	$22.687	$19.975	$14.789	$11.716
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	3	1	2
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$41.257	$31.776	$31.816	$24.548	$24.830	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.644	$41.257	$31.776	$31.816	$24.548	$24.830	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	71	13	13	16	17	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$40.081	$30.931	$31.033	$23.992	$24.316	$21.948	$19.392	$14.408	$11.454	$12.677
Accumulation unit value at end of period	$10.637	$40.081	$30.931	$31.033	$23.992	$24.316	$21.948	$19.392	$14.408	$11.454
Number of accumulation units outstanding at end of period (in thousands)	52	8	9	9	10	23	26	9	11	15

APP I-111

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$35.172	$27.198	$27.342	$21.181	$21.509	$19.454	$17.223	$12.822	$10.214	$11.327
Accumulation unit value at end of period	$10.630	$35.172	$27.198	$27.342	$21.181	$21.509	$19.454	$17.223	$12.822	$10.214
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$37.828	$29.310	$29.525	$22.917	$23.319	$21.133	$18.747	$13.984	$11.162	$12.403
Accumulation unit value at end of period	$10.623	$37.828	$29.310	$29.525	$22.917	$23.319	$21.133	$18.747	$13.984	$11.162
Number of accumulation units outstanding at end of period (in thousands)	37	3	4	3	5	5	9	7	6	7
Hartford International Opportunities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.863	$14.129	$17.389	$13.883	$13.711	$13.459	$14.001	$11.519	$9.583	$11.140
Accumulation unit value at end of period	$21.516	$17.863	$14.129	$17.389	$13.883	$13.711	$13.459	$14.001	$11.519	$9.583
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.263	$13.703	$16.923	$13.559	$13.437	$13.236	$13.818	$11.408	$9.524	$12.555
Accumulation unit value at end of period	$20.721	$17.263	$13.703	$16.923	$13.559	$13.437	$13.236	$13.818	$11.408	$9.524
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	4	9	9	5	4	4	4
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.012	$13.524	$16.728	$13.422	$13.321	$13.142	$13.740	$11.361	$9.499	$12.922
Accumulation unit value at end of period	$20.390	$17.012	$13.524	$16.728	$13.422	$13.321	$13.142	$13.740	$11.361	$9.499
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	0
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.765	$13.347	$16.534	$13.287	$13.207	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.063	$16.765	$13.347	$16.534	$13.287	$13.207	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	9	9	8	-	-	-	-
APP I-112

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.441	$13.115	$16.280	$13.108	$13.056	$12.925	$13.561	$11.252	$9.441	$12.677
Accumulation unit value at end of period	$19.636	$16.441	$13.115	$16.280	$13.108	$13.056	$12.925	$13.561	$11.252	$9.441
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	3	10	10	10	9
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.494	$13.983	$17.392	$14.032	$14.004	$13.891	$14.604	$12.141	$10.208	$11.327
Accumulation unit value at end of period	$20.852	$17.494	$13.983	$17.392	$14.032	$14.004	$13.891	$14.604	$12.141	$10.208
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	0	0	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.812	$12.664	$15.783	$12.759	$12.759	$12.682	$13.359	$11.128	$9.375	$12.403
Accumulation unit value at end of period	$18.809	$15.812	$12.664	$15.783	$12.759	$12.759	$12.682	$13.359	$11.128	$9.375
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	2	2	2	3	2	2	2
Hartford SmallCap Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.357	$26.769	$30.316	$25.248	$22.468	$22.592	$21.346	$14.735	$12.551	$12.375
Accumulation unit value at end of period	$48.426	$36.357	$26.769	$30.316	$25.248	$22.468	$22.592	$21.346	$14.735	$12.551
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$34.893	$25.782	$29.301	$24.487	$21.867	$22.065	$20.922	$14.492	$12.388	$12.257
Accumulation unit value at end of period	$46.315	$34.893	$25.782	$29.301	$24.487	$21.867	$22.065	$20.922	$14.492	$12.388
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	5	8	7	6	3	1	0
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.084	$25.222	$28.707	$24.027	$21.488	$21.715	$20.621	$14.305	$12.247	$12.136
Accumulation unit value at end of period	$45.173	$34.084	$25.222	$28.707	$24.027	$21.488	$21.715	$20.621	$14.305	$12.247
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	0	0

APP I-113

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.352	$24.717	$28.176	$23.618	$21.154	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.137	$33.352	$24.717	$28.176	$23.618	$21.154	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	5	4	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.401	$24.061	$27.482	$23.083	$20.716	$21.008	$20.019	$13.937	$11.973	$11.906
Accumulation unit value at end of period	$42.793	$32.401	$24.061	$27.482	$23.083	$20.716	$21.008	$20.019	$13.937	$11.973
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	6	5	5	3	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.140	$23.914	$27.370	$23.034	$20.714	$21.048	$20.098	$14.019	$12.068	$12.024
Accumulation unit value at end of period	$42.363	$32.140	$23.914	$27.370	$23.034	$20.714	$21.048	$20.098	$14.019	$12.068
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.580	$22.799	$26.146	$22.048	$19.866	$20.227	$19.353	$13.527	$11.667	$11.648
Accumulation unit value at end of period	$40.226	$30.580	$22.799	$26.146	$22.048	$19.866	$20.227	$19.353	$13.527	$11.667
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	2	2	3	3	1	2	4
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$10.816	$10.058	$9.400
Accumulation unit value at end of period	$14.767	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$10.816	$10.058
Number of accumulation units outstanding at end of period (in thousands)	275	298	372	449	530	735	379	347	338	292
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.461	$19.463	$19.691	$18.790	$18.045	$18.216	$17.263	$17.563	$16.390	$15.372
Accumulation unit value at end of period	$23.317	$21.461	$19.463	$19.691	$18.790	$18.045	$18.216	$17.263	$17.563	$16.390
Number of accumulation units outstanding at end of period (in thousands)	124	131	151	157	194	244	494	355	48	64

APP I-114

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.161	$21.036	$21.315	$20.370	$19.592	$19.807	$18.799	$19.155	$17.901	$16.816
Accumulation unit value at end of period	$25.126	$23.161	$21.036	$21.315	$20.370	$19.592	$19.807	$18.799	$19.155	$17.901
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	3	8	6	190	514	609
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.340	$18.502	$18.775	$17.970	$17.309	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.033	$20.340	$18.502	$18.775	$17.970	$17.309	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	56	55	53	55	57	58	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.444	$10.431	$10.606	$10.172	$9.818	$9.960	$9.486	$9.700	$9.097	$8.575
Accumulation unit value at end of period	$12.372	$11.444	$10.431	$10.606	$10.172	$9.818	$9.960	$9.486	$9.700	$9.097
Number of accumulation units outstanding at end of period (in thousands)	71	85	91	99	97	100	141	158	260	245
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.492	$12.322	$12.554	$12.064	$11.667	$11.860	$11.319	$11.596	$10.897	$10.293
Accumulation unit value at end of period	$14.557	$13.492	$12.322	$12.554	$12.064	$11.667	$11.860	$11.319	$11.596	$10.897
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	7	9	9	10	9	38
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.272	$16.721	$17.070	$16.436	$15.927	$16.223	$15.514	$15.926	$14.996	$14.192
Accumulation unit value at end of period	$19.675	$18.272	$16.721	$17.070	$16.436	$15.927	$16.223	$15.514	$15.926	$14.996
Number of accumulation units outstanding at end of period (in thousands)	26	32	31	29	28	31	40	49	53	50

APP I-115

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

Mortality and Expense Risk and Administrative Charge of 0.00% — Method Two
(as a percentage of average daily Sub-Account Value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Global Bond Fund
Accumulation unit value at beginning of period	$8.500	$8.170	$8.410	$8.350	$8.160	$8.420	$8.240	$8.620	$8.350	$8.390
Accumulation unit value at end of period	$8.690	$8.500	$8.170	$8.410	$8.350	$8.160	$8.420	$8.240	$8.620	$8.350
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AB Global Risk Allocation Fund, Inc.
Accumulation unit value at beginning of period	$17.040	$14.850	$16.420	$15.160	$14.930	$15.510	$16.150	$16.480	$15.450	$-
Accumulation unit value at end of period	$18.280	$17.040	$14.850	$16.420	$15.160	$14.930	$15.510	$16.150	$16.480	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AB High Income Fund
Accumulation unit value at beginning of period	$8.310	$7.790	$8.820	$8.660	$8.020	$8.950	$9.380	$9.500	$8.600	$9.290
Accumulation unit value at end of period	$8.030	$8.310	$7.790	$8.820	$8.660	$8.020	$8.950	$9.380	$9.500	$8.600
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AB International Value Fund
Accumulation unit value at beginning of period	$13.120	$11.390	$14.860	$12.130	$12.270	$12.140	$13.410	$11.520	$10.400	$13.660
Accumulation unit value at end of period	$13.290	$13.120	$11.390	$14.860	$12.130	$12.270	$12.140	$13.410	$11.520	$10.400
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	1	1	1	1
AllianzGI International Value Fund
Accumulation unit value at beginning of period	$19.340	$16.310	$19.770	$16.350	$17.980	$21.360	$23.120	$21.380	$17.940	$22.330
Accumulation unit value at end of period	$20.650	$19.340	$16.310	$19.770	$16.350	$17.980	$21.360	$23.120	$21.380	$17.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-116

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century Heritage Fund
Accumulation unit value at beginning of period	$18.450	$15.410	$20.810	$18.860	$19.990	$22.360	$24.470	$-	$-	$-
Accumulation unit value at end of period	$22.560	$18.450	$15.410	$20.810	$18.860	$19.990	$22.360	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Century Small Cap Value Fund
Accumulation unit value at beginning of period	$7.850	$6.030	$8.640	$9.000	$7.530	$8.810	$9.670	$8.470	$7.710	$8.980
Accumulation unit value at end of period	$8.510	$7.850	$6.030	$8.640	$9.000	$7.530	$8.810	$9.670	$8.470	$7.710
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Century Ultra® Fund
Accumulation unit value at beginning of period	$49.460	$38.520	$41.630	$33.550	$33.740	$33.590	$33.080	$25.240	$22.260	$22.050
Accumulation unit value at end of period	$71.710	$49.460	$38.520	$41.630	$33.550	$33.740	$33.590	$33.080	$25.240	$22.260
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds Capital World Growth and Income FundSM
Accumulation unit value at beginning of period	$51.900	$42.500	$50.770	$43.550	$43.100	$45.820	$45.070	$36.990	$31.950	$35.540
Accumulation unit value at end of period	$58.960	$51.900	$42.500	$50.770	$43.550	$43.100	$45.820	$45.070	$36.990	$31.950
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	1	2	2	2
American Funds EuroPacific Growth Fund®
Accumulation unit value at beginning of period	$54.440	$44.110	$55.090	$44.250	$44.500	$46.240	$48.130	$40.450	$34.520	$40.630
Accumulation unit value at end of period	$67.740	$54.440	$44.110	$55.090	$44.250	$44.500	$46.240	$48.130	$40.450	$34.520
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Funds The Growth Fund of America®
Accumulation unit value at beginning of period	$50.070	$41.920	$48.630	$41.320	$40.620	$42.020	$42.390	$33.890	$28.330	$29.980
Accumulation unit value at end of period	$66.040	$50.070	$41.920	$48.630	$41.320	$40.620	$42.020	$42.390	$33.890	$28.330
Number of accumulation units outstanding at end of period (in thousands)	33	35	33	30	34	-	38	39	41	47
Ariel Appreciation Fund
Accumulation unit value at beginning of period	$44.610	$38.610	$47.880	$47.040	$45.080	$53.640	$55.720	$41.020	$38.700	$42.390
Accumulation unit value at end of period	$43.320	$44.610	$38.610	$47.880	$47.040	$45.080	$53.640	$55.720	$41.020	$38.700
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-117

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ariel Fund
Accumulation unit value at beginning of period	$65.050	$55.320	$69.980	$64.330	$59.430	$71.820	$73.680	$51.210	$42.970	$48.570
Accumulation unit value at end of period	$67.600	$65.050	$55.320	$69.980	$64.330	$59.430	$71.820	$73.680	$51.210	$42.970
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Artisan Mid Cap Value Fund
Accumulation unit value at beginning of period	$18.860	$16.940	$22.730	$22.350	$18.750	$24.640	$27.000	$20.790	$19.700	$20.080
Accumulation unit value at end of period	$19.510	$18.860	$16.940	$22.730	$22.350	$18.750	$24.640	$27.000	$20.790	$19.700
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	1	1	1	1
Ave Maria Growth Fund
Accumulation unit value at beginning of period	$38.000	$28.190	$30.800	$26.440	$25.020	$28.240	$30.190	$23.710	$20.670	$20.560
Accumulation unit value at end of period	$42.720	$38.000	$28.190	$30.800	$26.440	$25.020	$28.240	$30.190	$23.710	$20.670
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Ave Maria Rising Dividend Fund
Accumulation unit value at beginning of period	$18.680	$15.830	$18.440	$16.790	$15.580	$17.720	$17.560	$13.490	$12.680	$12.510
Accumulation unit value at end of period	$19.340	$18.680	$15.830	$18.440	$16.790	$15.580	$17.720	$17.560	$13.490	$12.680
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Ave Maria Value Fund
Accumulation unit value at beginning of period	$19.680	$17.190	$20.880	$19.120	$16.420	$12.100	$14.080	$11.380	$10.990	$10.850
Accumulation unit value at end of period	$20.170	$19.680	$17.190	$20.880	$19.120	$16.420	$12.100	$14.080	$11.380	$10.990
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Baron Small Cap Fund
Accumulation unit value at beginning of period	$29.360	$23.940	$28.340	$25.350	$28.190	$33.310	$34.790	$26.220	$22.930	$23.780
Accumulation unit value at end of period	$36.830	$29.360	$23.940	$28.340	$25.350	$28.190	$33.310	$34.790	$26.220	$22.930
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	-	-	-	-	-	-
BlackRock LifePath® Dynamic 2030 Fund
Accumulation unit value at beginning of period	$13.650	$11.900	$14.260	$13.790	$13.200	$14.710	$16.010	$15.250	$14.110	$14.630
Accumulation unit value at end of period	$14.800	$13.650	$11.900	$14.260	$13.790	$13.200	$14.710	$16.010	$15.250	$14.110
Number of accumulation units outstanding at end of period (in thousands)	127	114	93	70	52	-	39	34	33	26

APP I-118

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock LifePath® Dynamic 2040 Fund
Accumulation unit value at beginning of period	$17.220	$14.620	$18.040	$17.150	$16.240	$18.370	$20.070	$18.620	$16.980	$17.780
Accumulation unit value at end of period	$18.740	$17.220	$14.620	$18.040	$17.150	$16.240	$18.370	$20.070	$18.620	$16.980
Number of accumulation units outstanding at end of period (in thousands)	215	186	161	132	96	-	62	43	33	26
BlackRock LifePath® Dynamic Retirement Fund
Accumulation unit value at beginning of period	$11.040	$9.690	$11.000	$10.780	$10.330	$11.070	$11.720	$11.800	$11.390	$11.550
Accumulation unit value at end of period	$11.680	$11.040	$9.690	$11.000	$10.780	$10.330	$11.070	$11.720	$11.800	$11.390
Number of accumulation units outstanding at end of period (in thousands)	118	89	3	2	2	-	7	7	11	11
BNY Mellon Midcap Index Fund
Accumulation unit value at beginning of period	$32.610	$28.790	$37.230	$35.060	$32.310	$37.600	$36.750	$28.930	$25.920	$27.880
Accumulation unit value at end of period	$33.180	$32.610	$28.790	$37.230	$35.060	$32.310	$37.600	$36.750	$28.930	$25.920
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	-	1	1	1	1
BNY Mellon SmallCap Stock Index Fund
Accumulation unit value at beginning of period	$28.590	$25.330	$31.520	$30.110	$25.480	$28.940	$29.630	$21.950	$19.740	$22.560
Accumulation unit value at end of period	$29.460	$28.590	$25.330	$31.520	$30.110	$25.480	$28.940	$29.630	$21.950	$19.740
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	-	-	-	-	1
Calamos Global Equity Fund
Accumulation unit value at beginning of period	$11.560	$9.650	$14.720	$12.000	$12.690	$12.330	$15.330	$13.140	$12.060	$-
Accumulation unit value at end of period	$15.570	$11.560	$9.650	$14.720	$12.000	$12.690	$12.330	$15.330	$13.140	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Equity Fund
Accumulation unit value at beginning of period	$55.180	$41.620	$42.890	$36.840	$40.030	$48.410	$48.010	$38.440	$33.330	$35.790
Accumulation unit value at end of period	$66.730	$55.180	$41.620	$42.890	$36.840	$40.030	$48.410	$48.010	$38.440	$33.330
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
ClearBridge Appreciation Fund
Accumulation unit value at beginning of period	$26.270	$21.720	$23.600	$20.970	$19.860	$20.510	$19.350	$15.700	$13.820	$14.820
Accumulation unit value at end of period	$28.870	$26.270	$21.720	$23.600	$20.970	$19.860	$20.510	$19.350	$15.700	$13.820
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-119

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ClearBridge Small Cap Growth Fund
Accumulation unit value at beginning of period	$34.580	$29.730	$32.810	$27.210	$26.490	$28.180	$28.380	$20.100	$20.340	$-
Accumulation unit value at end of period	$46.190	$34.580	$29.730	$32.810	$27.210	$26.490	$28.180	$28.380	$20.100	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
ClearBridge Value Trust
Accumulation unit value at beginning of period	$100.620	$79.460	$92.680	$81.200	$72.650	$75.580	$66.540	$48.540	$42.340	$24.970
Accumulation unit value at end of period	$106.420	$100.620	$79.460	$92.680	$81.200	$72.650	$75.580	$66.540	$48.540	$42.340
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
CRM Mid Cap Value Fund
Accumulation unit value at beginning of period	$21.420	$17.710	$20.970	$21.300	$19.100	$27.660	$34.040	$30.340	$26.070	$28.230
Accumulation unit value at end of period	$23.220	$21.420	$17.710	$20.970	$21.300	$19.100	$27.660	$34.040	$30.340	$26.070
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Davis New York Venture Fund
Accumulation unit value at beginning of period	$29.660	$24.500	$34.250	$30.520	$30.890	$36.840	$41.410	$34.780	$32.500	$34.340
Accumulation unit value at end of period	$31.180	$29.660	$24.500	$34.250	$30.520	$30.890	$36.840	$41.410	$34.780	$32.500
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	2	1	1	2
Delaware Diversified Income Fund
Accumulation unit value at beginning of period	$8.810	$8.220	$8.730	$8.600	$8.570	$8.970	$8.890	$9.350	$9.180	$-
Accumulation unit value at end of period	$9.460	$8.810	$8.220	$8.730	$8.600	$8.570	$8.970	$8.890	$9.350	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Delaware Extended Duration Bond Fund
Accumulation unit value at beginning of period	$6.960	$6.000	$6.790	$6.270	$6.050	$6.620	$6.230	$6.790	$6.500	$-
Accumulation unit value at end of period	$7.240	$6.960	$6.000	$6.790	$6.270	$6.050	$6.620	$6.230	$6.790	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Domini Impact Equity Fund®
Accumulation unit value at beginning of period	$24.070	$18.740	$47.110	$42.970	$39.670	$45.470	$43.480	$32.940	$29.760	$29.700
Accumulation unit value at end of period	$30.580	$24.070	$18.740	$47.110	$42.970	$39.670	$45.470	$43.480	$32.940	$29.760
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-120

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Eaton Vance Atlanta Capital SMID-Cap Fund
Accumulation unit value at beginning of period	$33.520	$26.820	$30.500	$25.420	$23.790	$23.320	$22.960	$17.030	$15.400	$-
Accumulation unit value at end of period	$32.980	$33.520	$26.820	$30.500	$25.420	$23.790	$23.320	$22.960	$17.030	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes Clover Small Value Fund
Accumulation unit value at beginning of period	$20.750	$17.400	$25.930	$27.020	$22.730	$24.840	$25.910	$20.800	$20.090	$-
Accumulation unit value at end of period	$22.620	$20.750	$17.400	$25.930	$27.020	$22.730	$24.840	$25.910	$20.800	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Mutual Global Discovery Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.330	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Franklin Small Cap Value Fund
Accumulation unit value at beginning of period	$48.810	$41.200	$55.840	$54.970	$44.520	$53.990	$59.500	$46.450	$40.940	$44.600
Accumulation unit value at end of period	$50.330	$48.810	$41.200	$55.840	$54.970	$44.520	$53.990	$59.500	$46.450	$40.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Absolute Return Tracker Fund
Accumulation unit value at beginning of period	$9.440	$8.840	$9.310	$9.020	$8.670	$9.010	$9.120	$8.950	$8.790	$9.510
Accumulation unit value at end of period	$9.690	$9.440	$8.840	$9.310	$9.020	$8.670	$9.010	$9.120	$8.950	$8.790
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Government Income Fund
Accumulation unit value at beginning of period	$14.900	$14.380	$14.630	$14.630	$14.720	$14.900	$14.520	$15.080	$15.420	$14.990
Accumulation unit value at end of period	$15.650	$14.900	$14.380	$14.630	$14.630	$14.720	$14.900	$14.520	$15.080	$15.420
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	-	1	1	1	1
Goldman Sachs High Yield Fund
Accumulation unit value at beginning of period	$6.480	$5.950	$6.520	$6.490	$6.030	$6.720	$7.120	$7.290	$6.850	$7.280
Accumulation unit value at end of period	$6.460	$6.480	$5.950	$6.520	$6.490	$6.030	$6.720	$7.120	$7.290	$6.850
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	2	7	2	3

APP I-121

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs Mid Cap Value Fund
Accumulation unit value at beginning of period	$34.180	$26.800	$35.200	$36.790	$32.930	$41.250	$44.080	$39.030	$33.360	$35.900
Accumulation unit value at end of period	$36.900	$34.180	$26.800	$35.200	$36.790	$32.930	$41.250	$44.080	$39.030	$33.360
Number of accumulation units outstanding at end of period (in thousands)	34	39	38	34	37	-	40	36	35	41
Goldman Sachs Satellite Strategies
Accumulation unit value at beginning of period	$8.450	$7.380	$8.450	$7.640	$7.450	$7.890	$8.160	$8.220	$7.390	$8.420
Accumulation unit value at end of period	$8.560	$8.450	$7.380	$8.450	$7.640	$7.450	$7.890	$8.160	$8.220	$7.390
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford AARP Balanced Retirement Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Global Impact Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Highland Socially Responsible Equity Fund
Accumulation unit value at beginning of period	$15.780	$14.260	$27.020	$27.040	$32.930	$34.440	$32.420	$25.590	$21.400	$21.390
Accumulation unit value at end of period	$16.810	$15.780	$14.260	$27.020	$27.040	$32.930	$34.440	$32.420	$25.590	$21.400
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hotchkis and Wiley Large Cap Value Fund
Accumulation unit value at beginning of period	$35.290	$27.790	$33.440	$28.610	$24.360	$26.810	$24.330	$17.640	$15.240	$16.270
Accumulation unit value at end of period	$34.580	$35.290	$27.790	$33.440	$28.610	$24.360	$26.810	$24.330	$17.640	$15.240
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco American Franchise Fund
Accumulation unit value at beginning of period	$21.990	$17.240	$19.710	$16.340	$16.660	$16.670	$16.910	$12.630	$12.880	$-
Accumulation unit value at end of period	$28.660	$21.990	$17.240	$19.710	$16.340	$16.660	$16.670	$16.910	$12.630	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-122

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Comstock Fund
Accumulation unit value at beginning of period	$25.050	$21.520	$26.860	$23.670	$21.680	$25.520	$23.770	$17.810	$15.210	$15.730
Accumulation unit value at end of period	$24.250	$25.050	$21.520	$26.860	$23.670	$21.680	$25.520	$23.770	$17.810	$15.210
Number of accumulation units outstanding at end of period (in thousands)	94	109	105	100	122	-	122	137	154	178
Invesco Equity and Income Fund
Accumulation unit value at beginning of period	$10.290	$9.120	$10.960	$10.560	$9.620	$10.360	$10.660	$9.190	$8.320	$8.590
Accumulation unit value at end of period	$10.960	$10.290	$9.120	$10.960	$10.560	$9.620	$10.360	$10.660	$9.190	$8.320
Number of accumulation units outstanding at end of period (in thousands)	188	216	208	206	237	-	259	263	265	301
Invesco Intermediate Bond Factor Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.180	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Developing Markets Fund
Accumulation unit value at beginning of period	$46.330	$38.170	$43.560	$32.420	$30.400	$35.520	$38.020	$35.290	$29.320	$36.470
Accumulation unit value at end of period	$54.310	$46.330	$38.170	$43.560	$32.420	$30.400	$35.520	$38.020	$35.290	$29.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Dividend Income Fund, Inc.
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.990	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco International Diversified Fund
Accumulation unit value at beginning of period	$18.880	$15.480	$18.280	$13.860	$13.830	$13.870	$14.890	$12.060	$10.320	$-
Accumulation unit value at end of period	$22.410	$18.880	$15.480	$18.280	$13.860	$13.830	$13.870	$14.890	$12.060	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Real Estate Fund
Accumulation unit value at beginning of period	$21.940	$18.760	$21.280	$20.800	$22.880	$26.460	$21.680	$24.420	$22.890	$21.450
Accumulation unit value at end of period	$18.110	$21.940	$18.760	$21.280	$20.800	$22.880	$26.460	$21.680	$24.420	$22.890
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	2	2	2	2

APP I-123

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2020 Fund
Accumulation unit value at beginning of period	$17.560	$17.570	$19.730	$18.060	$17.570	$18.310	$17.850	$16.250	$14.550	$15.900
Accumulation unit value at end of period	$18.420	$17.560	$17.570	$19.730	$18.060	$17.570	$18.310	$17.850	$16.250	$14.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	5	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2025 Fund
Accumulation unit value at beginning of period	$18.010	$17.260	$19.530	$17.500	$17.000	$17.740	$17.220	$15.390	$13.580	$15.220
Accumulation unit value at end of period	$19.180	$18.010	$17.260	$19.530	$17.500	$17.000	$17.740	$17.220	$15.390	$13.580
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® 2030 Fund
Accumulation unit value at beginning of period	$19.130	$18.600	$21.370	$18.760	$18.210	$19.070	$18.500	$16.080	$14.040	$15.990
Accumulation unit value at end of period	$20.590	$19.130	$18.600	$21.370	$18.760	$18.210	$19.070	$18.500	$16.080	$14.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	40	19	17	-	-	-	-	-
JPMorgan SmartRetirement® 2035 Fund
Accumulation unit value at beginning of period	$19.930	$17.950	$20.790	$17.980	$17.410	$18.260	$17.680	$15.200	$13.160	$15.210
Accumulation unit value at end of period	$21.700	$19.930	$17.950	$20.790	$17.980	$17.410	$18.260	$17.680	$15.200	$13.160
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	-	-	-	-	-
JPMorgan SmartRetirement® 2040 Fund
Accumulation unit value at beginning of period	$21.320	$19.210	$22.520	$19.280	$18.610	$19.560	$18.960	$16.070	$13.890	$16.010
Accumulation unit value at end of period	$23.330	$21.320	$19.210	$22.520	$19.280	$18.610	$19.560	$18.960	$16.070	$13.890
Number of accumulation units outstanding at end of period (in thousands)	-	-	6	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2045 Fund
Accumulation unit value at beginning of period	$20.710	$18.330	$21.420	$18.270	$17.640	$18.510	$17.920	$15.280	$13.200	$15.250
Accumulation unit value at end of period	$22.850	$20.710	$18.330	$21.420	$18.270	$17.640	$18.510	$17.920	$15.280	$13.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	4	3	-	-	-	-	-
JPMorgan SmartRetirement® 2050 Fund
Accumulation unit value at beginning of period	$20.830	$18.360	$21.390	$18.230	$17.620	$18.480	$17.890	$15.270	$13.200	$15.270
Accumulation unit value at end of period	$22.960	$20.830	$18.360	$21.390	$18.230	$17.620	$18.480	$17.890	$15.270	$13.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-124

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JPMorgan SmartRetirement® 2055 Fund
Accumulation unit value at beginning of period	$23.930	$20.680	$23.880	$20.290	$19.560	$20.420	$19.580	$16.410	$15.660	$-
Accumulation unit value at end of period	$26.530	$23.930	$20.680	$23.880	$20.290	$19.560	$20.420	$19.580	$16.410	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	1	-	-	-
JPMorgan SmartRetirement® 2060 Fund
Accumulation unit value at beginning of period	$18.930	$15.780	$17.990	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.040	$18.930	$15.780	$17.990	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Accumulation unit value at beginning of period	$16.570	$16.740	$18.580	$17.360	$16.900	$17.530	$17.140	$16.370	$15.240	$16.090
Accumulation unit value at end of period	$17.350	$16.570	$16.740	$18.580	$17.360	$16.900	$17.530	$17.140	$16.370	$15.240
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Keeley Small Cap Dividend Value Fund
Accumulation unit value at beginning of period	$16.660	$-	$31.600	$33.350	$29.580	$38.320	$38.380	$28.600	$23.150	$24.970
Accumulation unit value at end of period	$16.910	$16.660	$-	$31.600	$33.350	$29.580	$38.320	$38.380	$28.600	$23.150
Number of accumulation units outstanding at end of period (in thousands)	4	-	6	5	8	-	11	11	12	14
LKCM Aquinas Catholic Equity Fund
Accumulation unit value at beginning of period	$15.060	$12.800	$17.190	$15.400	$15.170	$16.870	$17.990	$14.180	$12.720	$12.680
Accumulation unit value at end of period	$17.530	$15.060	$12.800	$17.190	$15.400	$15.170	$16.870	$17.990	$14.180	$12.720
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Lord Abbett Value Opportunities Fund
Accumulation unit value at beginning of period	$17.170	$15.730	$19.740	$19.120	$17.440	$19.390	$20.460	$19.590	$-	$-
Accumulation unit value at end of period	$18.700	$17.170	$15.730	$19.740	$19.120	$17.440	$19.390	$20.460	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MFS® Government Securities Fund
Accumulation unit value at beginning of period	$9.940	$9.570	$9.770	$9.820	$9.980	$10.160	$9.920	$10.480	$10.580	$10.160
Accumulation unit value at end of period	$10.380	$9.940	$9.570	$9.770	$9.820	$9.980	$10.160	$9.920	$10.480	$10.580
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-125

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® International New Discovery Fund
Accumulation unit value at beginning of period	$34.780	$29.120	$34.740	$27.040	$27.640	$27.210	$28.340	$23.980	$19.440	$21.910
Accumulation unit value at end of period	$36.720	$34.780	$29.120	$34.740	$27.040	$27.640	$27.210	$28.340	$23.980	$19.440
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	1	1	1	1
MFS® International Intrinsic Value Fund
Accumulation unit value at beginning of period	$45.040	$37.310	$42.880	$34.690	$33.940	$32.890	$33.570	$26.920	$25.680	$-
Accumulation unit value at end of period	$51.290	$45.040	$37.310	$42.880	$34.690	$33.940	$32.890	$33.570	$26.920	$-
Number of accumulation units outstanding at end of period (in thousands)	12	14	14	14	15	-	19	21	23	-
MFS® New Discovery Fund
Accumulation unit value at beginning of period	$27.820	$21.410	$27.220	$23.880	$22.520	$23.010	$26.900	$20.930	$17.320	$27.000
Accumulation unit value at end of period	$36.090	$27.820	$21.410	$27.220	$23.880	$22.520	$23.010	$26.900	$20.930	$17.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund — Class A
Accumulation unit value at beginning of period	$37.720	$32.740	$38.190	$19.260	$18.920	$21.130	$22.750	$18.340	$16.700	$17.370
Accumulation unit value at end of period	$42.340	$37.720	$32.740	$38.190	$19.260	$18.920	$21.130	$22.750	$18.340	$16.700
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund — Trust Class
Accumulation unit value at beginning of period	$37.750	$32.750	$38.190	$19.490	$19.130	$21.320	$22.920	$18.460	$16.810	$17.450
Accumulation unit value at end of period	$42.390	$37.750	$32.750	$38.190	$19.490	$19.130	$21.320	$22.920	$18.460	$16.810
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Nuveen NWQ International Value Fund
Accumulation unit value at beginning of period	$24.220	$21.100	$26.150	$22.340	$22.320	$22.080	$25.150	$21.130	$21.500	$27.220
Accumulation unit value at end of period	$24.630	$24.220	$21.100	$26.150	$22.340	$22.320	$22.080	$25.150	$21.130	$21.500
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
PGIM Jennison Natural Resources Fund, Inc.
Accumulation unit value at beginning of period	$31.660	$27.700	$38.950	$37.110	$27.970	$39.620	$49.490	$45.090	$48.490	$-
Accumulation unit value at end of period	$34.720	$31.660	$27.700	$38.950	$37.110	$27.970	$39.620	$49.490	$45.090	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-126

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO Real Return Fund
Accumulation unit value at beginning of period	$11.240	$10.560	$11.060	$10.920	$10.510	$10.920	$10.970	$12.270	$11.790	$11.360
Accumulation unit value at end of period	$12.270	$11.240	$10.560	$11.060	$10.920	$10.510	$10.920	$10.970	$12.270	$11.790
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	7	7	-	7	7	10	9
PIMCO Total Return Fund
Accumulation unit value at beginning of period	$10.340	$9.930	$10.270	$10.030	$10.070	$10.660	$10.690	$11.240	$11.220	$-
Accumulation unit value at end of period	$10.600	$10.340	$9.930	$10.270	$10.030	$10.070	$10.660	$10.690	$11.240	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	16	16	21	-	34	39	43	-
PIMCO Total Return ESG Fund
Accumulation unit value at beginning of period	$9.290	$8.830	$9.130	$8.920	$8.920	$9.300	$9.380	$9.890	$9.640	$-
Accumulation unit value at end of period	$9.670	$9.290	$8.830	$9.130	$8.920	$8.920	$9.300	$9.380	$9.890	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Royce Smaller-Companies Growth Fund
Accumulation unit value at beginning of period	$7.990	$6.690	$10.690	$11.010	$11.200	$14.230	$16.930	$13.830	$12.000	$13.420
Accumulation unit value at end of period	$10.740	$7.990	$6.690	$10.690	$11.010	$11.200	$14.230	$16.930	$13.830	$12.000
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	-	1	1	1	1
SSgA S&P 500 Index Fund
Accumulation unit value at beginning of period	$39.040	$31.710	$37.750	$32.620	$31.720	$32.610	$29.590	$23.130	$20.660	$20.680
Accumulation unit value at end of period	$237.610	$39.040	$31.710	$37.750	$32.620	$31.720	$32.610	$29.590	$23.130	$20.660
Number of accumulation units outstanding at end of period (in thousands)	1	4	4	3	3	-	2	2	1	3
Templeton Growth Fund, Inc.
Accumulation unit value at beginning of period	$22.570	$20.730	$27.260	$23.560	$21.910	$23.810	$24.970	$19.430	$16.290	$17.790
Accumulation unit value at end of period	$23.630	$22.570	$20.730	$27.260	$23.560	$21.910	$23.810	$24.970	$19.430	$16.290
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	-	2	2	2	2
The Hartford Balanced Income Fund
Accumulation unit value at beginning of period	$15.000	$13.030	$14.680	$13.890	$12.950	$13.550	$13.110	$12.150	$11.200	$11.250
Accumulation unit value at end of period	$15.670	$15.000	$13.030	$14.680	$13.890	$12.950	$13.550	$13.110	$12.150	$11.200
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-127

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford High Yield Fund
Accumulation unit value at beginning of period	$7.480	$6.850	$7.470	$7.330	$6.810	$7.450	$7.650	$7.620	$7.370	$-
Accumulation unit value at end of period	$7.670	$7.480	$6.850	$7.470	$7.330	$6.810	$7.450	$7.650	$7.620	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford MidCap Value Fund
Accumulation unit value at beginning of period	$16.140	$12.720	$16.800	$15.210	$14.440	$15.840	$16.560	$13.590	$11.050	$13.280
Accumulation unit value at end of period	$16.140	$16.140	$12.720	$16.800	$15.210	$14.440	$15.840	$16.560	$13.590	$11.050
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Bond Index Fund
Accumulation unit value at beginning of period	$11.110	$10.530	$10.830	$10.730	$10.720	$10.920	$10.540	$11.000	$10.800	$-
Accumulation unit value at end of period	$11.600	$11.110	$10.530	$10.830	$10.730	$10.720	$10.920	$10.540	$11.000	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Accumulation unit value at beginning of period	$23.710	$18.480	$19.960	$16.840	$15.300	$15.740	$14.330	$10.960	$9.950	$-
Accumulation unit value at end of period	$28.240	$23.710	$18.480	$19.960	$16.840	$15.300	$15.740	$14.330	$10.960	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Accumulation unit value at beginning of period	$36.650	$27.550	$29.050	$22.760	$21.550	$20.990	$19.150	$14.610	$13.300	$-
Accumulation unit value at end of period	$49.730	$36.650	$27.550	$29.050	$22.760	$21.550	$20.990	$19.150	$14.610	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Accumulation unit value at beginning of period	$20.680	$17.520	$19.930	$18.320	$16.110	$17.910	$16.520	$13.080	$12.110	$-
Accumulation unit value at end of period	$20.800	$20.680	$17.520	$19.930	$18.320	$16.110	$17.910	$16.520	$13.080	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Accumulation unit value at beginning of period	$17.790	$15.770	$19.180	$17.430	$16.260	$18.750	$18.480	$15.050	$13.340	$13.270
Accumulation unit value at end of period	$19.440	$17.790	$15.770	$19.180	$17.430	$16.260	$18.750	$18.480	$15.050	$13.340
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-128

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Victory Diversified Stock Fund
Accumulation unit value at beginning of period	$17.520	$14.510	$19.040	$18.420	$18.190	$20.640	$21.820	$16.650	$14.460	$15.610
Accumulation unit value at end of period	$19.380	$17.520	$14.510	$19.040	$18.420	$18.190	$20.640	$21.820	$16.650	$14.460
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Victory Munder Mid-Cap Core Growth Fund
Accumulation unit value at beginning of period	$14.060	$19.250	$34.480	$33.510	$35.470	$41.190	$41.810	$31.940	$27.600	$27.890
Accumulation unit value at end of period	$13.420	$14.060	$19.250	$34.480	$33.510	$35.470	$41.190	$41.810	$31.940	$27.600
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Victory Special Value Fund
Accumulation unit value at beginning of period	$26.410	$21.310	$27.710	$22.050	$21.470	$22.330	$20.950	$16.030	$14.550	$16.290
Accumulation unit value at end of period	$28.890	$26.410	$21.310	$27.710	$22.050	$21.470	$22.330	$20.950	$16.030	$14.550
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Virtus Ceredex Large-Cap Value Equity Fund
Accumulation unit value at beginning of period	$13.700	$11.210	$16.200	$16.430	$14.510	$16.810	$16.650	$14.140	$12.370	$13.720
Accumulation unit value at end of period	$13.290	$13.700	$11.210	$16.200	$16.430	$14.510	$16.810	$16.650	$14.140	$12.370
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Balanced HLS Fund
Accumulation unit value at beginning of period	$30.270	$27.470	$31.020	$27.460	$26.620	$27.090	$25.110	$21.031	$19.339	$19.322
Accumulation unit value at end of period	$31.560	$30.270	$27.470	$31.020	$27.460	$26.620	$27.090	$25.110	$21.031	$19.339
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Dividend and Growth HLS Fund — Class IA
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.190	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Hartford Disciplined Equity HLS Fund — Class IA	-
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.400	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-

APP I-129

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford International Opportunities HLS Fund
Accumulation unit value at beginning of period	$16.560	$13.910	$17.460	$14.140	$14.190	$14.130	$15.030	$12.630	$12.050	$-
Accumulation unit value at end of period	$19.580	$16.560	$13.910	$17.460	$14.140	$14.190	$14.130	$15.030	$12.630	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford SmallCap Growth HLS Fund
Accumulation unit value at beginning of period	$29.720	$26.760	$32.130	$26.770	$24.930	$27.950	$32.600	$25.443	$21.673	$21.369
Accumulation unit value at end of period	$38.150	$29.720	$26.760	$32.130	$26.770	$24.930	$27.950	$32.600	$25.443	$21.673
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Total Return Bond HLS Fund
Accumulation unit value at beginning of period	$11.440	$10.750	$11.320	$11.090	$10.930	$11.630	$11.350	$11.994	$11.633	$10.896
Accumulation unit value at end of period	$11.980	$11.440	$10.750	$11.320	$11.090	$10.930	$11.630	$11.350	$11.994	$11.633
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	3	4	-	4	4	4	4

APP I-130

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven PremierSolutions Cornerstone Sub‑Administered by Great‑West Life & Annuity Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
AB Discovery Value Fund — Class A

●
AB Value Fund — Class A

●
Alger Small Cap Growth Institutional Fund — Class I

●
American Funds AMCAP Fund® — Class R3

●
American Funds American Balanced Fund® — Class R3

●
American Funds American Mutual Fund® — Class R3

●
American Funds Capital Income Builder® — Class R3

●
American Funds EuroPacific Growth Fund® — Class R3

●
American Funds Fundamental Investors FundSM — Class R3

●
American Funds New Perspective Fund® — Class R3

●
American Funds SMALLCAP World Fund® — Class R3

●
American Funds The Bond Fund of America® — Class R3

●
American Funds The Growth Fund of America® — Class R3

●
American Funds The Income Fund of America® — Class R3

●
American Funds The Investment Company of America® — Class R3

●
American Funds The New Economy Fund® — Class R3

●
American Funds Washington Mutual Investors FundSM — Class R3

●
Ave Maria Growth Fund

●
Ave Maria Rising Dividend Fund

●
Ave Maria Value Fund

●
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares

●
BlackRock S&P 500 Index V.I. Fund — Class III Shares

●
BNY Mellon Bond Market Index Fund — Class INV

●
BNY Mellon Midcap Index Fund, Inc.

●
BNY Mellon Smallcap Stock Index Fund — Class INV

●
BNY Mellon S&P 500 Index Fund

●
Calamos Global Equity Fund — Class A

●
Calamos International Growth Fund — Class A

●
Calvert Income Fund — Class A

●
ClearBridge Aggressive Growth Fund — Class FI

●
ClearBridge Small Cap Growth Fund — Class FI

●
ClearBridge Value Trust — Class FI

●
Columbia Large Cap Value Fund — Class ADV

●
Columbia Select Mid Cap Value Fund — Class A

●
Columbia Select Mid Cap Value Fund — Class ADV

●
Columbia Select Small Cap Value Fund — Class ADV

●
Columbia Seligman Global Technology Fund — Class A

●
Davis Opportunity Fund — Class A

●
Delaware Diversified Income Fund — Class A

●
Delaware Extended Duration Bond Fund — Class A

●
Eaton Vance-Atlanta Capital SMID-Cap Fund — Class A

●
Federated Hermes Clover Small Value Fund — Class A

●
Federated Hermes Equity Income Fund, Inc. — Class A

●
Federated Hermes Fund for U.S. Government Securities — Class A

●
Federated Hermes Global Allocation Fund — Class A

●
Federated Hermes High Income Bond Fund — Class A

●
Federated Hermes International Leaders Fund — Class A

●
Federated Hermes Kaufmann Fund — Class R

●
Federated Hermes MDT Mid Cap Growth Fund — Class A

●
Federated Hermes Total Return Bond Fund — Class A

●
Fidelity Advisor® Leveraged Company Stock Fund — Class M

●
Fidelity Advisor® Stock Selector All Cap Fund — Class M

●
Franklin Conservative Allocation Fund — Class A

●
Franklin Growth Allocation Fund — Class A

●
Franklin High Income Fund — Class A1

●
Franklin Income Fund — Class A1

●
Franklin Moderate Allocation Fund — Class A

●
Franklin Mutual Beacon Fund — Class A

●
Franklin Mutual Global Discovery Fund — Class A

●
Franklin Strategic Income Fund — Class A

●
Franklin U.S. Government Securities Fund — Class A1

●
George Putnam Balanced Fund — Class A

●
Goldman Sachs Capital Growth Fund — Class A

●
Goldman Sachs Core Fixed Income Fund — Class A

●
Goldman Sachs Equity Income Fund — Class A

●
Goldman Sachs Government Income Fund — Class A

●
Goldman Sachs Growth Opportunities Fund — Class A

●
Goldman Sachs High Yield Fund — Class A

●
Goldman Sachs Income Builder Fund — Class A

●
Goldman Sachs International Equity ESG Fund — Class A

●
Goldman Sachs Large Cap Value Fund — Class A

●
Goldman Sachs Mid Cap Value Fund — Class A

●
Goldman Sachs Small Cap Value Fund — Class A

●
Goldman Sachs Strategic Growth Fund — Class A

●
Goldman Sachs U.S. Equity Insights Fund — Class A

●
Hartford Balanced HLS Fund — Class IB

●
Hartford Disciplined Equity HLS Fund — Class IB

●
Hartford Dividend and Growth HLS Fund — Class IB

●
Hartford International Opportunities HLS Fund — Class IB

●
Hartford Moderate Allocation Fund — Class R5

●
Hartford Small Company HLS Fund — Class IB

●
Hartford Stock HLS Fund — Class IB

●
Hartford Total Return Bond HLS Fund — Class IB

●
Invesco American Franchise Fund — Class A

●
Invesco Comstock Fund — Class A

●
Invesco Discovery Mid Cap Growth — Class A

●
Invesco Dividend Income Fund — Class A

●
Invesco Equity and Income Fund — Class A

●
Invesco Global Core Equity Fund — Class A

●
Invesco Global Strategic Income Fund — Class A

●
Invesco Growth and Income Fund — Class A

●
Invesco International Bond Fund — Class A

●
Invesco International Diversified Fund — Class A

●
Invesco Main Street Fund® — Class A

●
Invesco Main Street Mid Cap Fund® — Class A

●
Invesco Quality Income Fund — Class A

●
Invesco Real Estate Fund — Class A

●
Invesco Rising Dividends Fund — Class A

●
Invesco Small Cap Growth Fund — Class A

●
Ivy Science & Technology Fund — Class Y

●
Janus Henderson Enterprise Fund — Class S

●
JPMorgan Large Cap Growth Fund — Class A

●
LKCM Aquinas Catholic Equity Fund

●
Lord Abbett Affiliated Fund, Inc. — Class P

●
Lord Abbett Bond-Debenture Fund, Inc. — Class P

●
Lord Abbett Developing Growth Fund — Class P

●
Lord Abbett Dividend Growth Fund — Class P

●
Lord Abbett Fundamental Equity Fund — Class P

●
Lord Abbett Growth Opportunities Fund — Class P

●
Lord Abbett Total Return Fund — Class P

●
Lord Abbett Value Opportunities Fund — Class P

●
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4

●
MassMutual Select T. Rowe Price Retirement 2005 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2010 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2015 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2020 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2025 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2030 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2035 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2040 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2045 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2050 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2055 Fund — Class M3

●
MassMutual Select T. Rowe Price Retirement 2060 Fund — Class M3

2

●
MassMutual Select T. Rowe Price Retirement Balanced Fund — Class M3

●
MFS® Government Securities Fund — Class R3

●
MFS® Research International Fund — Class R3

●
MFS® Value Fund — Class R3

●
MSIF Global Opportunity Portfolio — Class A

●
Neuberger Berman Sustainable Equity Fund — Class A

●
Nuveen Santa Barbara Dividend Growth Fund — Class A

●
PGIM Jennison Natural Resources Fund, Inc. — Class A

●
PIMCO Total Return ESG Fund — Admin Class

●
Pioneer Fundamental Growth Fund — Class A

●
Pioneer Global Equity Fund — Class A

●
Pioneer Mid Cap Value Fund — Class A

●
Pioneer Select Mid Cap Growth Fund — Class A

●
Pioneer Strategic Income Fund — Class A

●
Putnam Growth Opportunities Fund — Class A

●
Putnam High Yield Fund — Class A

●
Putnam International Capital Opportunities Fund — Class A

●
Putnam International Equity Fund — Class A

●
Putnam Large Cap Value Fund — Class A

●
Putnam Multi-Cap Core Fund — Class A

●
Putnam Research Fund — Class A

●
Putnam Sustainable Leaders Fund — Class A

●
Templeton Foreign Fund — Class A

●
Templeton Global Bond Fund — Class A

●
Templeton Growth Fund, Inc. — Class A

●
The Hartford Capital Appreciation Fund — Class R5

●
The Hartford Conservative Allocation Fund — Class R5

●
The Hartford Growth Allocation Fund — Class R5

●
The Hartford High Yield Fund — Class R4

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The Hartford Total Return Bond Fund — Class R5

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TIAA-CREF Bond Index Fund — Retirement Class

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TIAA-CREF Equity Index Fund — Retirement Class

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TIAA-CREF Large-Cap Growth Index Fund — Retirement Class

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TIAA-CREF Large-Cap Value Index Fund — Retirement Class

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Timothy Plan Large/Mid-Cap Value Fund — Class A

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T. Rowe Price Equity Income Fund — Class R

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T. Rowe Price Growth Stock Fund — Class R

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T. Rowe Price Retirement 2010 Fund — R Class

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T. Rowe Price Retirement 2015 Fund — R Class

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T. Rowe Price Retirement 2020 Fund — R Class

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T. Rowe Price Retirement 2025 Fund — R Class

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T. Rowe Price Retirement 2030 Fund — R Class

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T. Rowe Price Retirement 2035 Fund — R Class

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T. Rowe Price Retirement 2040 Fund — R Class

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T. Rowe Price Retirement 2045 Fund — R Class

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T. Rowe Price Retirement 2050 Fund — R Class

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T. Rowe Price Retirement 2055 Fund — R Class

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T. Rowe Price Retirement 2060 Fund — R Class

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T. Rowe Price Retirement Balanced Fund — R Class

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Victory Sycamore Small Company Opportunity Fund — Class A

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Virtus NFJ Dividend Value Fund — Class A

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Virtus NFJ Small-Cap Value Fund — Class A

For more information on the underlying Funds see the section entitled “The Funds”.
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
3

♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2021
Statement of Additional Information Dated: May 1, 2021
4

5

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: Empower Retirement, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant’s Account under a Contract.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
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Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
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FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Transfer Fee(1)	$5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(2)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(3)	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(3)(4)*	$50

(1)
The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2)
Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3)
This is the maximum fee we would charge. (See “May I request a Loan from my Participant Account?”)

(4)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

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Annual Maintenance Fee(5)	$30
Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(6)
Before Annuity Commencement Date:
Range of Mortality and Expense Risk and Administrative Charge based on total value of Participant Accounts under a Contract(7)	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over.	0.00%
After Annuity Commencement Date:
Mortality and Expense Risk and Administrative Charge
All Participant Accounts	1.25%
We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.

(5)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(6)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

(7)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

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This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.30%	2.00%†

†
The maximum rate does not reflect the contractual fee waiver received from the fund company.

The BlackRock LifePath®Dynamic Retirement Funds, Franklin Asset Allocation Funds, Hartford Asset Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, MassMutual Select T. Rowe Price Retirement Funds, and T. Rowe Price Retirement Funds are referred to as “funds of funds,” and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the underlying Funds and the actual expenses of the underlying Funds.
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EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$818	$1,385	$1,959	$3,846	$333	$1,073	$1,832	$3,816	$363	$1,103	$1,862	$3,846
1.05%	$799	$1,326	$1,861	$3,659	$313	$1,013	$1,733	$3,629	$343	$1,043	$1,763	$3,659
0.85%	$780	$1,268	$1,763	$3,469	$292	$952	$1,634	$3,439	$322	$982	$1,664	$3,469
0.75%	$770	$1,238	$1,713	$3,372	$282	$922	$1,584	$3,342	$312	$952	$1,614	$3,372
0.65%	$760	$1,209	$1,663	$3,274	$272	$891	$1,533	$3,244	$302	$921	$1,563	$3,274
0.50%	$745	$1,164	$1,587	$3,126	$256	$845	$1,457	$3,096	$286	$875	$1,487	$3,126
0.35%	$731	$1,120	$1,511	$2,975	$241	$799	$1,381	$2,945	$271	$829	$1,411	$2,975
0.15%	$711	$1,060	$1,408	$2,771	$220	$738	$1,278	$2,741	$250	$768	$1,308	$2,771
0.00%	$697	$1,015	$1,331	$2,615	$205	$691	$1,201	$2,585	$235	$721	$1,231	$2,615
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
11

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant’s Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See “Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?”)
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
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Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
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Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
14

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution, signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This
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registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
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Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

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Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

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Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

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May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

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Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each underlying Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
AB Discovery Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
AB Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
American Funds AMCAP Fund® —Class R3	Seeks to provide long-term growth of capital.	Capital Research and Management Company
American Funds American Balanced Fund® — Class R3	The investment objectives of the fund are: conservation of capital, current income and long-term growth of capital and income.	Capital Research and Management Company
American Funds American Mutual Fund® — Class R3	Strives for the balanced accomplishment of three objectives: current income, growth of capital, and conservation of principal.	Capital Research and Management Company
American Funds Capital Income Builder® — Class R3	Current income. The fund’s secondary objective is to provide you with growth of capital.	Capital Research and Management Company
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds EuroPacific Growth Fund® — Class R3	Seeks to achieve long-term growth of capital.	Capital Research and Management Company
American Funds Fundamental Investors FundSM — Class R3	Seeks to provide long-term growth of capital and income.	Capital Research and Management Company
American Funds New Perspective Fund® — Class R3	Seeks to provide long-term growth of capital. Future income is a secondary objective.	Capital Research and Management Company
American Funds SMALLCAP World Fund® — Class R3	Seeks to provide long-term growth of capital.	Capital Research and Management Company
American Funds The Bond Fund of America® — Class R3	Seeks to provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management Company
American Funds The Growth Fund of America® — Class R3	Seeks to provide growth of capital.	Capital Research and Management Company
American Funds The Income Fund of America® — Class R3	Seeks to provide current income while secondarily striving for capital growth.	Capital Research and Management Company
American Funds The Investment Company of America® — Class R3	Seeks to provide long-term growth of capital and income.	Capital Research and Management Company
American Funds The New Economy Fund® — Class R3	Seeks to provide long-term growth of capital. Current income is a secondary consideration.	Capital Research and Management Company
American Funds Washington Mutual Investors FundSM — Class R3	Seeks to produce income and provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management Company
Ave Maria Growth Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Rising Dividend Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Value Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BNY Mellon Bond Market Index Fund — Class INV	Seeks to match the total return of the Bloomberg Barclays U.S. Aggregate Bond Index.	BNY Mellon Investment Adviser, Inc.
BNY Mellon Midcap Index Fund, Inc.	Seeks to match the total return of the Bloomberg Barclays U.S. Aggregate Bond Index.	BNY Mellon Investment Adviser, Inc.
Closed to Contracts issued on or about 6/1/2014.
BNY Mellon Smallcap Stock Index Fund — Class INV	Seeks to match the performance of the S&P Small Cap 600® Index.	BNY Mellon Investment Adviser, Inc.
BNY Mellon S&P 500 Index Fund	Seeks to match the performance of the S&P 500® Index.	BNY Mellon Investment Adviser, Inc.
Calamos Global Equity Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calamos International Growth Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calvert Income Fund — Class A	Seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.	Calvert Research and Management
ClearBridge Aggressive Growth Fund — Class FI	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Small Cap Growth Fund — Class FI	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Value Trust — Class FI	Seeks long-term capital growth.	ClearBridge Investments, LLC
Columbia Large Cap Value Fund — Class ADV	Seeks capital growth and high current income.	Columbia Management Investment Advisers, LLC
Closed to Contracts issued on or about 12/31/2010.
Columbia Select Mid Cap Value Fund — Class A	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Select Mid Cap Value Fund — Class ADV	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Columbia Select Small Cap Value Fund — Class ADV	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Seligman Global Technology Fund — Class A	Seeks long-term capital appreciation with a concentrated and conviction-weighted global technology strategy.	Columbia Management Investment Advisers, LLC
Davis Opportunity Fund — Class A	Long-term growth of capital.	Davis Selected Advisers, L.P. Sub-advised by Davis Selected Advisers — NY, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Delaware Diversified Income Fund — Class A	Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Management Company
Delaware Extended Duration Bond Fund — Class A	Seeks to provide investors with total return.	Delaware Management Company
Closed to Contracts issued on or about 6/1/2014.
Eaton Vance-Atlanta Capital SMIDCap Fund — Class A	Seek long-term capital growth.	Boston Management and Research Sub-advised by Atlanta Capital Management Company, LLC
Federated Hermes Clover Small Value Fund — Class A	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania
Formerly Federated Clover Small Value Fund — Class A
Federated Hermes Equity Income Fund, Inc. — Class A	Seeks to provide above average income and capital appreciation.	Federated Equity Management Company of Pennsylvania
Formerly Federated Equity Income Fund, Inc. — Class A
Federated Hermes Fund for U.S. Government Securities — Class A	Seeks to provide current income.	Federated Investment Management Company
Formerly Federated Fund for U.S. Government Securities — Class A
Federated Hermes Global Allocation Fund — Class A	Seeks to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.	Federated Global Investment Management Corp. Sub-advised by Federated Investment Management Company
Formerly Federated Global Allocation Fund — Class A
Federated Hermes High Income Bond Fund — Class A	Seeks high current income.	Federated Investment Management Company
Formerly Federated High Income Bond Fund — Class A
Federated Hermes International Leaders Fund — Class A	Seeks to provide long-term capital growth.	Federated Global Investment Management Corp.
Formerly Federated International Leaders Fund — Class A
Federated Hermes Kaufmann Fund — Class R	To provide capital appreciation.	Federated Equity Management Company of Pennsylvania Sub-advised by Federated Global Investment Management Corp
Formerly Federated Kaufmann Fund — Class R
Federated Hermes MDT Mid Cap Growth Fund — Class A	Appreciation of capital.	Federated MDTA LLC
Formerly Federated MDT Mid Cap Growth Fund — Class A
Federated Hermes Total Return Bond Fund — Class A	To provide total return.	Federated Investment Management Company
Formerly Federated Total Return Bond Fund — Class A
Fidelity Advisor® Leveraged Company Stock Fund — Class M	Seeks capital appreciation.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity Advisor® Stock Selector All Cap Fund — Class M	The fund seeks capital growth.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Franklin Conservative Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Growth Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin High Income Fund — Class A1	To earn a high level of current income. Its secondary goal is capital appreciation.	Franklin Advisers, Inc.
Franklin Income Fund — Class A1	To maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Moderate Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Mutual Beacon Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Franklin Mutual Global Discovery Fund — Class A	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Strategic Income Fund — Class A	To earn a high level of current income. A secondary goal is capital appreciation over the long-term.	Franklin Advisers, Inc.
Franklin U.S. Government Securities Fund — Class A1	Seeks Income.	Franklin Advisers, Inc.
George Putnam Balanced Fund — Class A	Seeks capital growth and current income.	Putnam Investment Management, LLC
Goldman Sachs Capital Growth Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Closed to Contracts issued on or about 6/13/2008.
Goldman Sachs Core Fixed Income Fund — Class A	Seeks total return consisting of capital appreciation and income that exceeds the Barclays Capital U.S. Aggregate Bond Index.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Equity Income Fund — Class A	Seeks long-term capital appreciation and growth of income.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Government Income Fund — Class A	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Growth Opportunities Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs High Yield Fund — Class A	Seeks a high level of current income and may also consider the potential for capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Income Builder Fund — Class A	Seeks to provide income and capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs International Equity ESG Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management International
Goldman Sachs Large Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Mid Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Small Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Goldman Sachs U.S. Equity Insights Fund — Class A	Seeks long-term growth of capital and dividend income.	Goldman Sachs Asset Management, L.P.
Hartford Moderate Allocation Fund — Class R5	Seeks long-term capital appreciation and income.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Invesco American Franchise Fund — Class A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco Comstock Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Discovery Mid Cap Growth Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Discovery Mid Cap Growth Fund — Class A
Invesco Dividend Income Fund — Class A	Seeks current income and long-term growth of capital.	Invesco Advisers, Inc.
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco Global Core Equity Fund — Class A	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco Global Strategic Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Global Strategic Income Fund — Class A
Invesco Growth and Income Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco International Bond Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer International Bond Fund — Class A
Invesco International Diversified Fund — Class A	Seeks capital appreciation .	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer International Diversified Fund — Class A
Invesco Main Street Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Main Street Fund® — Class A
Invesco Main Street Mid Cap Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Main Street Mid Cap Fund® — Class A
Invesco Quality Income Fund — Class A	Seeks to provide a high level of current income, with liquidity and safety of principal.	Invesco Advisers, Inc.
Invesco Real Estate Fund — Class A	Seeks total return through capital growth and current income.	Invesco Advisers, Inc.
Invesco Rising Dividends Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Rising Dividends Fund — Class A
Invesco Small Cap Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Ivy Science & Technology Fund — Class Y	To seek to provide growth of capital.	Ivy Investment Management Company
Janus Henderson Enterprise Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
JPMorgan Large Cap Growth Fund — Class A	Seeks long-term capital appreciation.	JPMorgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
LKCM Aquinas Catholic Equity Fund	Capital appreciation.	Luther King Capital Management Corporation
Lord Abbett Affiliated Fund, Inc. — Class P	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Bond-Debenture Fund, Inc. — Class P	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Developing Growth Fund — Class P	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Dividend Growth Fund — Class P	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Formerly Lord Abbett Calibrated Dividend Growth Fund — Class P
Lord Abbett Fundamental Equity Fund — Class P	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities Fund — Class P	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Total Return Fund — Class P	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities Fund — Class P	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4	The Fund seeks total return, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Subadvised by J. P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4	The Fund seeks total return, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Subadvised by J. P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4	The Fund seeks total return, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Subadvised by J. P. Morgan Investment Management Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4	The Fund seeks total return, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Subadvised by J. P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4	The Fund seeks total return, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Subadvised by J. P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4	The Fund seeks total return, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Subadvised by J. P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4	The Fund seeks total return, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Subadvised by J. P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4	The Fund seeks total return, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Subadvised by J. P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4	The Fund seeks total return, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Subadvised by J. P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4	The Fund seeks current income and some capital appreciation.	MML Investment Advisers, LLC Subadvised by J. P. Morgan Investment Management Inc.
MassMutual Select T. Rowe Price Retirement 2005 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual Select T. Rowe Price Retirement 2010 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2015 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2020 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2025 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2030 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2035 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2040 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2045 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2050 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2055 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement 2060 Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MassMutual Select T. Rowe Price Retirement Balanced Fund — Class M3	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc.
MFS® Government Securities Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Research International Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Value Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MSIF Global Opportunity Portfolio — Class A	Seeks long-term capital appreciation	Morgan Stanley Investment Management Inc.
Neuberger Berman Sustainable Equity Fund — Class A	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social, and governance (ESG) criteria.	Neuberger Berman Investment Advisors LLC
Nuveen Santa Barbara Dividend Growth Fund — Class A	To seek an attractive total return comprised of income from dividends and long-term capital appreciation.	Nuveen Fund Advisors Sub-advised by Santa Barbara Asset Management, LLC
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
PGIM Jennison Natural Resources Fund, Inc. — Class A	Long-term growth of capital.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PIMCO Total Return ESG Fund — Admin Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Fundamental Growth Fund — Class A	Long-term capital growth.	Amundi Investment Management, Inc.
Pioneer Global Equity Fund — Class A	Long-term capital growth.	Amundi Investment Management, Inc.
Pioneer Mid Cap Value Fund — Class A	Seeks capital appreciation.	Amundi Investment Management, Inc.
Pioneer Select Mid Cap Growth Fund — Class A	Long-term capital growth.	Amundi Investment Management, Inc.
Closed to Contracts issued on or about 9/1/2009.
Pioneer Strategic Income Fund — Class A	A high level of current income.	Amundi Investment Management, Inc.
Putnam Growth Opportunities Fund — Class A	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam High Yield Fund — Class A	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam International Capital Opportunities Fund — Class A	Long-term capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam International Equity Fund — Class A	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam Large Cap Value Fund — Class A	Capital growth and current income.	Putnam Investment Management, LLC
Formerly Putnam Equity Income Fund — Class A
Putnam Multi-Cap Core Fund — Class A	Seeks capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam Research Fund — Class A	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam Sustainable Leaders Fund — Class A	Long-term capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Templeton Foreign Fund — Class A	Long-term capital growth.	Templeton Global Advisors Limited
Templeton Global Bond Fund — Class A	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Templeton Growth Fund, Inc. — Class A	Long-term capital growth.	Templeton Global Advisors Limited
The Hartford Capital Appreciation Fund — Class R5	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Conservative Allocation Fund — Class R5	Seeks current income and long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Growth Allocation Fund — Class R5	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford High Yield Fund — Class R4	Seeks to provide high current income, and long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Total Return Bond Fund — Class R5	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
TIAA-CREF Bond Index Fund — Retirement Class	Seeks total return that corresponds with the total return of a broad U.S. investment-grade bond market index.	Teachers Advisors, Inc.
TIAA-CREF Equity Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Value Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
Timothy Plan Large/Mid-Cap Value Fund — Class A	Long-term growth of capital, with secondary objective of current income.	Timothy Partners, Ltd Sub-advised by Westwood Management Corp
T. Rowe Price Equity Income Fund — Class R	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock Fund — Class R	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
T. Rowe Price Retirement 2010 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2015 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement 2020 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2025 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement 2030 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2035 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement 2040 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2045 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement 2050 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2055 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement 2060 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement Balanced Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Victory Sycamore Small Company Opportunity Fund — Class A	Provide capital appreciation.	Victory Capital Management Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Virtus NFJ Dividend Value Fund — Class A	Seeks long-term growth of capital and income.	Virtus Investment Advisers, Inc. Sub-advised by NFJ Investment Group, LLC
Formerly AllianzGI Dividend Value Fund — Class A
Virtus NFJ Small-Cap Value Fund — Class A	Seeks long-term growth of capital and income.	Virtus Investment Advisers, Inc. Sub-advised by NFJ Investment Group, LLC
Formerly AllianzGI Small-Cap Value Fund — Class A
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
Alger Institutional Funds
Alger Small Cap Growth Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class III Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500® Index.	BlackRock Advisors, LLC
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IB	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Disciplined Equity HLS Fund — Class IB	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 6/13/2008.
Hartford Dividend and Growth HLS Fund — Class IB	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford International Opportunities HLS Fund — Class IB	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Small Company HLS Fund — Class IB	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Stock HLS Fund — Class IB	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Total Return Bond HLS Fund — Class IB	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 6/1/2010.
Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
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Fees and Payments Received by Talcott Resolution from the Fund Families:  On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Additionally, a MassMutual affiliate continues to be responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.80% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Great-West expects to make a profit on the amount of the fees and payments that exceed Great-West’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of MassMutual’s affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of MassMutual’s affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police
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Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•
the cost of preparing sales literature,

•
commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your
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Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➢
Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.
Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?
We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant’s Account under a Contract in the event of the Participant’s:
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•
death,

•
disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

•
for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

•
severance from employment with the Employer,

•
attainment of age 59½ or older,

•
financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

•
in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.
If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer’s plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.
No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A “Related Participant Directed Account Option” is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Mortality and Expense Risk and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:
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Method One: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk —  We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
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(2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Qualified governmental excess benefit plans under Section 415(m) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete
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information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Talcott Resolution will reimburse the plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
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What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day.  We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you
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about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of  $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund trading policies will be considered not in good order.
Fund trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However,

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the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
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We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685‑1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397‑3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888‑4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
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Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, further actions our regulators may take in response to the COVID-19 public health crisis and its impact on financial markets and our operations. At this time, Talcott Resolution is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of Talcott Resolution and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
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Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
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DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
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SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
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May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.
The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other contracts, Talcott Resolution will not accept future contributions.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
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Option 3:   Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
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When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
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Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
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A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
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MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
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Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•
Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

•
“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2020, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Resources Investment Advisors, LLC, and Retirement Plan Advisory Group .
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $580 thousand.
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Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
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APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
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other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
APP TAX-4

circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
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circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

APP TAX-6

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
APP TAX-7

requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
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In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
The CARES Act provides a temporary waiver of the RMD requirement for specified defined contribution plans for calendar year 2020. The waiver applies to distributions for 2020 and the RMDs for 2019 that were due by a required beginning date in 2020 (i.e., April 1, 2020), which were not paid.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

APP TAX-10

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Mortality and Expense Risk and Administrative Charge payable by you. The tables below show only the highest and lowest currently applicable Accumulation Unit Value under the Contract. Tables showing the classes of Accumulation Unit Values corresponding to all currently applicable Mortality and Expense Risk and Administrative Charge appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Discovery Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.780	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$12.339	$10.504	$11.525
Accumulation unit value at end of period	$24.399	$23.780	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$12.339	$10.504
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	7	22	23	22	22	19
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$11.297
Accumulation unit value at end of period	$22.187	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219
Number of accumulation units outstanding at end of period (in thousands)	6	7	9	6	14	14	16	17	18	20
AB Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.973	$10.876	$12.874	$11.410	$10.334	$11.247	$10.132	$7.503	$6.565	$6.873
Accumulation unit value at end of period	$13.026	$12.973	$10.876	$12.874	$11.410	$10.334	$11.247	$10.132	$7.503	$6.565
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.799	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340	$6.687
Accumulation unit value at end of period	$11.759	$11.799	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	1	-	-	-
AllianzGI Dividend Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.214	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$9.744	$8.595	$8.380
Accumulation unit value at end of period	$17.672	$18.214	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$9.744	$8.595
Number of accumulation units outstanding at end of period (in thousands)	39	34	104	98	88	122	135	136	103	71
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214
Accumulation unit value at end of period	$16.070	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362
Number of accumulation units outstanding at end of period (in thousands)	60	75	86	100	130	123	119	112	108	102
AllianzGI Small-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.802	$16.014	$19.945	$18.276	$14.945	$16.380	$16.204	$12.379	$11.276	$11.098
Accumulation unit value at end of period	$18.796	$19.802	$16.014	$19.945	$18.276	$14.945	$16.380	$16.204	$12.379	$11.276
Number of accumulation units outstanding at end of period (in thousands)	15	19	20	26	39	36	35	36	43	33
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.143	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970	$10.878
Accumulation unit value at end of period	$17.093	$18.143	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	9	12	12	13	19	22	29

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds AMCAP Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.301	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$10.937	$9.526	$9.574
Accumulation unit value at end of period	$31.671	$26.301	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$10.937	$9.526
Number of accumulation units outstanding at end of period (in thousands)	9	7	34	29	30	39	43	31	10	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$10.858
Accumulation unit value at end of period	$33.324	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723
Number of accumulation units outstanding at end of period (in thousands)	39	39	47	47	47	47	50	40	45	39
American Funds American Balanced Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.443	$18.145	$18.808	$16.429	$15.253	$15.128	$14.011	$11.606	$10.247	$9.950
Accumulation unit value at end of period	$23.579	$21.443	$18.145	$18.808	$16.429	$15.253	$15.128	$14.011	$11.606	$10.247
Number of accumulation units outstanding at end of period (in thousands)	190	178	18	153	140	136	120	109	123	104
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.446	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389	$11.143
Accumulation unit value at end of period	$24.497	$22.446	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389
Number of accumulation units outstanding at end of period (in thousands)	91	93	100	106	124	132	159	177	193	195
American Funds American Mutual Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.033	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$10.436	$9.372	$9.019
Accumulation unit value at end of period	$22.887	$22.033	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$10.436	$9.372
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	5	5	10	15	12
APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684
Accumulation unit value at end of period	$25.154	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020
Number of accumulation units outstanding at end of period (in thousands)	48	47	47	55	77	80	79	71	64	48
American Funds Capital Income Builder®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.421	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$10.330	$9.318	$9.139
Accumulation unit value at end of period	$15.796	$15.421	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$10.330	$9.318
Number of accumulation units outstanding at end of period (in thousands)	202	211	241	259	250	264	250	178	340	312
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002
Accumulation unit value at end of period	$17.642	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133
Number of accumulation units outstanding at end of period (in thousands)	193	213	226	258	309	336	365	386	439	461
American Funds EuroPacific Growth Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321	$19.041
Accumulation unit value at end of period	$37.156	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321
Number of accumulation units outstanding at end of period (in thousands)	104	110	148	121	121	126	133	179	133	114
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730
Accumulation unit value at end of period	$32.099	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084
Number of accumulation units outstanding at end of period (in thousands)	98	109	116	129	160	160	165	167	188	178

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Fundamental Investors FundSM
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.761	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$10.286	$8.852	$9.099
Accumulation unit value at end of period	$27.089	$23.761	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$10.286	$8.852
Number of accumulation units outstanding at end of period (in thousands)	191	198	213	226	264	355	322	362	360	312
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984
Accumulation unit value at end of period	$30.340	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607
Number of accumulation units outstanding at end of period (in thousands)	96	101	109	117	154	162	187	206	261	274
American Funds New Perspective Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.830	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$10.920	$9.116	$9.951
Accumulation unit value at end of period	$30.199	$22.830	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$10.920	$9.116
Number of accumulation units outstanding at end of period (in thousands)	65	65	74	88	102	124	110	99	84	69
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.259
Accumulation unit value at end of period	$34.516	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146
Number of accumulation units outstanding at end of period (in thousands)	73	70	75	85	97	90	92	106	100	100
American Funds SMALLCAP World Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.772	$15.238	$17.011	$13.519	$12.883	$12.660	$12.537	$9.771	$8.076	$9.506
Accumulation unit value at end of period	$26.964	$19.772	$15.238	$17.011	$13.519	$12.883	$12.660	$12.537	$9.771	$8.076
Number of accumulation units outstanding at end of period (in thousands)	21	20	21	33	32	32	32	27	13	7

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.307	$18.873	$21.230	$16.998	$16.320	$16.157	$16.121	$12.659	$10.542	$12.501
Accumulation unit value at end of period	$32.900	$24.307	$18.873	$21.230	$16.998	$16.320	$16.157	$16.121	$12.659	$10.542
Number of accumulation units outstanding at end of period (in thousands)	12	13	13	13	14	13	14	16	16	16
American Funds The Bond Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.252	$12.365	$12.481	$12.189	$11.959	$12.029	$11.490	$11.819	$11.253	$10.654
Accumulation unit value at end of period	$14.559	$13.252	$12.365	$12.481	$12.189	$11.959	$12.029	$11.490	$11.819	$11.253
Number of accumulation units outstanding at end of period (in thousands)	79	75	84	98	95	116	115	87	102	94
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925
Accumulation unit value at end of period	$13.850	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453
Number of accumulation units outstanding at end of period (in thousands)	75	72	72	89	127	131	127	154	173	187
American Funds The Growth Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261	$12.991
Accumulation unit value at end of period	$49.628	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261
Number of accumulation units outstanding at end of period (in thousands)	311	312	323	288	302	335	309	282	343	374
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097
Accumulation unit value at end of period	$42.874	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332
Number of accumulation units outstanding at end of period (in thousands)	237	246	257	281	353	353	388	443	520	495

APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds The Income Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.094	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$10.769	$9.699	$9.267
Accumulation unit value at end of period	$18.841	$18.094	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$10.769	$9.699
Number of accumulation units outstanding at end of period (in thousands)	204	203	251	294	339	411	392	303	287	245
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$10.906
Accumulation unit value at end of period	$20.573	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330
Number of accumulation units outstanding at end of period (in thousands)	84	92	101	105	135	135	134	154	164	175
American Funds The Investment Company of America®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.538	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$9.792	$8.543	$8.771
Accumulation unit value at end of period	$24.459	$21.538	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$9.792	$8.543
Number of accumulation units outstanding at end of period (in thousands)	137	137	152	154	164	170	140	69	89	79
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183
Accumulation unit value at end of period	$26.345	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844
Number of accumulation units outstanding at end of period (in thousands)	72	75	89	108	160	148	166	174	180	156
American Funds The New Economy Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.934	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$11.024	$8.965	$9.579
Accumulation unit value at end of period	$35.652	$26.934	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$11.024	$8.965
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	20	25	31	34	32	27	30

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$11.680
Accumulation unit value at end of period	$40.329	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849
Number of accumulation units outstanding at end of period (in thousands)	20	24	25	25	32	27	29	29	26	24
American Funds Washington Mutual Investors FundSM
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.710	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$9.911	$8.887	$8.373
Accumulation unit value at end of period	$24.261	$22.710	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$9.911	$8.887
Number of accumulation units outstanding at end of period (in thousands)	12	11	15	21	28	29	26	18	60	42
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$9.933
Accumulation unit value at end of period	$26.704	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465
Number of accumulation units outstanding at end of period (in thousands)	41	41	44	43	58	50	74	88	97	85
Ave Maria Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541	$12.537
Accumulation unit value at end of period	$43.024	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458
Accumulation unit value at end of period	$39.664	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	8	8	7	6	4	3

APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ave Maria Rising Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891	$11.422
Accumulation unit value at end of period	$31.047	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	8	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350
Accumulation unit value at end of period	$28.621	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	10	8	7	5	3	5	4
Ave Maria Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829	$11.737
Accumulation unit value at end of period	$13.094	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	10	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663
Accumulation unit value at end of period	$12.569	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-	-
BlackRock LifePath® 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.774	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$10.000	$-
Accumulation unit value at end of period	$18.795	$16.774	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	-	4	-	-

APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-
Accumulation unit value at end of period	$17.572	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	11	3	3	2	12	10	8	4	-	-
BlackRock LifePath® 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.552	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$10.000	$-
Accumulation unit value at end of period	$20.961	$18.552	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-
Accumulation unit value at end of period	$19.598	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-
Number of accumulation units outstanding at end of period (in thousands)	25	23	20	8	9	12	6	1	-	-
BlackRock LifePath® 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.842	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$10.000	$-
Accumulation unit value at end of period	$22.513	$19.842	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-
Accumulation unit value at end of period	$21.049	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	6	3	3	4	2	-	-	-

APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock LifePath® 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.427	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$10.000	$-
Accumulation unit value at end of period	$23.409	$20.427	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-
Accumulation unit value at end of period	$21.887	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-
Number of accumulation units outstanding at end of period (in thousands)	14	9	5	2	2	2	-	-	-	-
BlackRock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.252	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.958	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	-	-	-	-	-	-	-	-	-
BNY Mellon Bond Market Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.079	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.490	$12.105	$11.324
Accumulation unit value at end of period	$15.028	$14.079	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.490	$12.105
Number of accumulation units outstanding at end of period (in thousands)	96	91	90	100	62	62	91	72	59	50

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099
Accumulation unit value at end of period	$13.666	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776
Number of accumulation units outstanding at end of period (in thousands)	113	98	98	93	88	84	97	88	93	79
BNY Mellon Midcap Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881	$13.236
Accumulation unit value at end of period	$35.692	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881
Number of accumulation units outstanding at end of period (in thousands)	53	48	50	52	38	61	56	57	51	40
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706
Accumulation unit value at end of period	$31.786	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272
Number of accumulation units outstanding at end of period (in thousands)	23	25	27	28	25	28	39	37	40	34
BNY Mellon S&P 500 Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.733	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$10.950	$9.532	$9.424
Accumulation unit value at end of period	$31.327	$26.733	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$10.950	$9.532
Number of accumulation units outstanding at end of period (in thousands)	135	124	144	164	137	172	148	119	111	147
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237
Accumulation unit value at end of period	$28.488	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273
Number of accumulation units outstanding at end of period (in thousands)	72	74	82	93	110	109	123	95	99	85

APP I-12

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BNY Mellon Smallcap Stock Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404	$12.365
Accumulation unit value at end of period	$34.884	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404
Number of accumulation units outstanding at end of period (in thousands)	35	38	38	36	23	29	32	29	30	26
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869
Accumulation unit value at end of period	$31.066	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818
Number of accumulation units outstanding at end of period (in thousands)	24	21	22	23	22	23	29	23	20	24
Calamos Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$10.000	$-
Accumulation unit value at end of period	$27.544	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-
Accumulation unit value at end of period	$25.752	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.881	$13.030	$13.550	$12.779	$12.161	$12.371	$11.855	$12.004	$11.106	$10.875
Accumulation unit value at end of period	$16.032	$14.881	$13.030	$13.550	$12.779	$12.161	$12.371	$11.855	$12.004	$11.106
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	7	6	7	15	13	6	18

APP I-13

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$10.660
Accumulation unit value at end of period	$14.579	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805
Number of accumulation units outstanding at end of period (in thousands)	16	16	11	13	14	17	19	19	35	37
ClearBridge Aggressive Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.942	$18.566	$20.270	$17.825	$16.946	$17.819	$15.627	$10.867	$9.216	$9.135
Accumulation unit value at end of period	$27.267	$22.942	$18.566	$20.270	$17.825	$16.946	$17.819	$15.627	$10.867	$9.216
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.867	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901	$8.889
Accumulation unit value at end of period	$24.615	$20.867	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	2	2
ClearBridge Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.076	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$10.706	$10.698
Accumulation unit value at end of period	$42.919	$30.076	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$10.706
Number of accumulation units outstanding at end of period (in thousands)	11	12	18	18	18	19	21	16	7	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$10.410
Accumulation unit value at end of period	$38.745	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	3	4	3

APP I-14

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ClearBridge Value Trust
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.440	$19.349	$22.347	$19.618	$17.540	$18.307	$16.198	$11.786	$10.220	$10.616
Accumulation unit value at end of period	$27.032	$24.440	$19.349	$22.347	$19.618	$17.540	$18.307	$16.198	$11.786	$10.220
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546	$9.991
Accumulation unit value at end of period	$23.602	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	5	5	5	5	4
Columbia Large Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.968	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091	$8.606
Accumulation unit value at end of period	$20.987	$19.968	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	5	4	4	3	3	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$8.374
Accumulation unit value at end of period	$18.945	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	1
Columbia Select Mid Cap Value Fund — Class A
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.676	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$9.675	$8.347	$8.764
Accumulation unit value at end of period	$20.847	$19.676	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$9.675	$8.347
Number of accumulation units outstanding at end of period (in thousands)	10	9	12	8	9	7	6	10	20	19
APP I-15

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.530
Accumulation unit value at end of period	$18.823	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063
Number of accumulation units outstanding at end of period (in thousands)	16	13	12	14	19	17	14	22	27	22
Columbia Select Mid Cap Value Fund — Class ADV
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.932	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-
Columbia Select Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.181	$11.126	$12.905	$11.488	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.404	$13.181	$11.126	$12.905	$11.488	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.813	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.897	$12.813	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-16

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Seligman Global Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.965	$28.532	$31.435	$23.490	$20.278	$18.547	$14.947	$11.886	$11.087	$11.988
Accumulation unit value at end of period	$63.849	$43.965	$28.532	$31.435	$23.490	$20.278	$18.547	$14.947	$11.886	$11.087
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665
Accumulation unit value at end of period	$57.641	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	2	2	2	2	2	5
Davis Opportunity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.232	$17.004	$19.758	$16.131	$14.065	$13.474	$12.620	$8.930	$8.001	$8.344
Accumulation unit value at end of period	$23.828	$21.232	$17.004	$19.758	$16.131	$14.065	$13.474	$12.620	$8.930	$8.001
Number of accumulation units outstanding at end of period (in thousands)	1	4	4	4	3	3	3	2	2	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.554	$18.199	$21.307	$17.526	$15.396	$14.861	$14.023	$9.997	$9.024	$9.482
Accumulation unit value at end of period	$25.123	$22.554	$18.199	$21.307	$17.526	$15.396	$14.861	$14.023	$9.997	$9.024
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	4	4
Delaware Diversified Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$10.000	$-
Accumulation unit value at end of period	$13.623	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	21	29	4	4	4	3	-	-

APP I-17

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-
Accumulation unit value at end of period	$12.737	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	-	5	-	4	6	-	-
Delaware Extended Duration Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$10.000	$-
Accumulation unit value at end of period	$18.243	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-
Accumulation unit value at end of period	$17.057	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-
Eaton Vance Atlanta Capital SMID-Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$10.000	$-
Accumulation unit value at end of period	$32.066	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	13	12	12	11	8	6	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-
Accumulation unit value at end of period	$29.981	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	5	6	6	6	4	1	-

APP I-18

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Federated Hermes Clover Small Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$10.000	$-
Accumulation unit value at end of period	$19.998	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-
Accumulation unit value at end of period	$18.697	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes Equity Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.009	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$10.202	$9.217	$8.620
Accumulation unit value at end of period	$19.069	$18.009	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$10.202	$9.217
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$10.841	$10.215
Accumulation unit value at end of period	$20.965	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$10.841
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	4	3	2	4	3	3
Federated Hermes Fund for U.S. Government Securities
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.818	$13.119	$13.181	$13.033	$12.916	$12.900	$12.328	$12.641	$12.381	$11.917
Accumulation unit value at end of period	$14.262	$13.818	$13.119	$13.181	$13.033	$12.916	$12.900	$12.328	$12.641	$12.381
Number of accumulation units outstanding at end of period (in thousands)	7	-	-	-	-	-	-	-	-	-

APP I-19

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.009	$12.444	$12.598	$12.550	$12.530	$12.609	$12.140	$12.542	$12.377	$12.003
Accumulation unit value at end of period	$13.327	$13.009	$12.444	$12.598	$12.550	$12.530	$12.609	$12.140	$12.542	$12.377
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	2	3	5	6	16	13
Federated Hermes Global Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.505	$14.073	$15.475	$13.286	$12.931	$13.599	$13.183	$11.179	$10.040	$10.386
Accumulation unit value at end of period	$18.483	$16.505	$14.073	$15.475	$13.286	$12.931	$13.599	$13.183	$11.179	$10.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.748	$15.246	$16.892	$14.611	$14.328	$15.181	$14.828	$12.669	$11.463	$11.947
Accumulation unit value at end of period	$19.726	$17.748	$15.246	$16.892	$14.611	$14.328	$15.181	$14.828	$12.669	$11.463
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes High Income Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.550	$18.061	$18.725	$17.664	$15.530	$16.137	$15.879	$14.957	$13.154	$12.631
Accumulation unit value at end of period	$21.652	$20.550	$18.061	$18.725	$17.664	$15.530	$16.137	$15.879	$14.957	$13.154
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.364	$18.033	$18.837	$17.903	$15.858	$16.603	$16.460	$15.621	$13.841	$13.391
Accumulation unit value at end of period	$21.296	$20.364	$18.033	$18.837	$17.903	$15.858	$16.603	$16.460	$15.621	$13.841
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	3

APP I-20

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Federated Hermes International Leaders Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.576	$13.944	$17.706	$13.904	$14.396	$14.795	$15.561	$12.300	$9.502	$11.722
Accumulation unit value at end of period	$20.192	$17.576	$13.944	$17.706	$13.904	$14.396	$14.795	$15.561	$12.300	$9.502
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.280	$13.013	$16.649	$13.173	$13.741	$14.228	$15.078	$12.007	$9.346	$11.616
Accumulation unit value at end of period	$18.564	$16.280	$13.013	$16.649	$13.173	$13.741	$14.228	$15.078	$12.007	$9.346
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes Kaufmann Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.097	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$9.515	$8.152	$9.502
Accumulation unit value at end of period	$34.642	$27.097	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$9.515	$8.152
Number of accumulation units outstanding at end of period (in thousands)	48	40	45	46	58	93	94	76	123	158
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629
Accumulation unit value at end of period	$39.333	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902
Number of accumulation units outstanding at end of period (in thousands)	30	36	39	44	54	52	63	73	90	96
Federated Hermes MDT Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.578	$17.734	$18.424	$14.882	$13.601	$14.386	$12.722	$9.124	$8.594	$8.960
Accumulation unit value at end of period	$30.418	$22.578	$17.734	$18.424	$14.882	$13.601	$14.386	$12.722	$9.124	$8.594
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-	-

APP I-21

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.548	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326	$10.846
Accumulation unit value at end of period	$34.162	$25.548	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	1	-
Federated Hermes Total Return Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$50.470	$46.472	$47.370	$45.854	$44.145	$44.672	$42.872	$43.705	$41.435	$39.415
Accumulation unit value at end of period	$54.741	$50.470	$46.472	$47.370	$45.854	$44.145	$44.672	$42.872	$43.705	$41.435
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	2	2	3	3	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.009	$13.924	$14.300	$13.946	$13.527	$13.792	$13.336	$13.698	$13.084	$12.540
Accumulation unit value at end of period	$16.157	$15.009	$13.924	$14.300	$13.946	$13.527	$13.792	$13.336	$13.698	$13.084
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	7	7	8	12	13	11
Fidelity® Advisor Leveraged Company Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.838	$14.659	$17.594	$15.110	$13.957	$14.923	$14.270	$10.535	$8.206	$9.252
Accumulation unit value at end of period	$24.107	$18.838	$14.659	$17.594	$15.110	$13.957	$14.923	$14.270	$10.535	$8.206
Number of accumulation units outstanding at end of period (in thousands)	45	49	49	50	45	44	44	69	74	53
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002
Accumulation unit value at end of period	$21.761	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925
Number of accumulation units outstanding at end of period (in thousands)	13	15	18	22	32	29	32	36	36	30

APP I-22

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® Advisor Stock Selector All Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.945	$19.061	$21.082	$17.011	$15.691	$15.872	$14.438	$10.888	$10.000	$-
Accumulation unit value at end of period	$30.830	$24.945	$19.061	$21.082	$17.011	$15.691	$15.872	$14.438	$10.888	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.587	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$10.000	$-
Accumulation unit value at end of period	$28.933	$23.587	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Franklin Conservative Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.227	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$11.939	$11.111	$11.246
Accumulation unit value at end of period	$17.648	$16.227	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$11.939	$11.111
Number of accumulation units outstanding at end of period (in thousands)	54	70	72	70	67	73	76	90	105	93
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307
Accumulation unit value at end of period	$17.918	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068
Number of accumulation units outstanding at end of period (in thousands)	27	30	44	42	79	77	76	62	70	57
Franklin Growth Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.085	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.029	$10.029	$10.407
Accumulation unit value at end of period	$21.758	$19.085	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.029	$10.029
Number of accumulation units outstanding at end of period (in thousands)	113	110	120	108	68	78	89	105	105	96

APP I-23

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132
Accumulation unit value at end of period	$23.531	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604
Number of accumulation units outstanding at end of period (in thousands)	61	59	58	58	84	80	94	81	82	74
Franklin High Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.497	$17.146	$17.801	$16.762	$14.118	$15.896	$16.038	$14.974	$13.005	$12.502
Accumulation unit value at end of period	$20.710	$19.497	$17.146	$17.801	$16.762	$14.118	$15.896	$16.038	$14.974	$13.005
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	12	17	12	20	7	2	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677	$13.246
Accumulation unit value at end of period	$20.358	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677
Number of accumulation units outstanding at end of period (in thousands)	14	13	15	18	33	30	28	22	21	37
Franklin Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.020	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$12.317	$10.889	$10.643
Accumulation unit value at end of period	$18.570	$18.020	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$12.317	$10.889
Number of accumulation units outstanding at end of period (in thousands)	89	95	98	162	119	122	107	99	131	106
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889
Accumulation unit value at end of period	$19.246	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073
Number of accumulation units outstanding at end of period (in thousands)	76	77	91	96	126	128	128	142	148	184

APP I-24

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Moderate Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.969	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$11.820	$10.864	$11.084
Accumulation unit value at end of period	$20.091	$17.969	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$11.820	$10.864
Number of accumulation units outstanding at end of period (in thousands)	94	97	109	100	97	102	113	87	89	60
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453
Accumulation unit value at end of period	$20.943	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115
Number of accumulation units outstanding at end of period (in thousands)	81	81	92	96	131	128	134	123	131	145
Franklin Mutual Beacon Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.514	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$9.177	$7.945	$8.189
Accumulation unit value at end of period	$18.080	$17.514	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$9.177	$7.945
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	4	16	15	5	2	3	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.540
Accumulation unit value at end of period	$19.540	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	6	13	13	16	28	34	33
Franklin Mutual Global Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.446	$14.098	$15.919	$14.602	$13.037	$13.596	$13.013	$10.440	$9.258	$9.592
Accumulation unit value at end of period	$16.558	$17.446	$14.098	$15.919	$14.602	$13.037	$13.596	$13.013	$10.440	$9.258
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	11	1	4	4	4	14	7

APP I-25

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.777	$16.916	$19.245	$17.785	$15.999	$16.811	$16.211	$13.104	$11.707	$12.220
Accumulation unit value at end of period	$19.572	$20.777	$16.916	$19.245	$17.785	$15.999	$16.811	$16.211	$13.104	$11.707
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	11	22	26	28	27	27	29
Franklin Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.463	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.173	$12.679	$12.413
Accumulation unit value at end of period	$16.951	$16.463	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.173	$12.679
Number of accumulation units outstanding at end of period (in thousands)	16	16	27	30	29	28	26	60	90	76
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126
Accumulation unit value at end of period	$16.629	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307
Number of accumulation units outstanding at end of period (in thousands)	31	33	31	46	56	55	68	55	50	41
Franklin U.S. Government Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.235	$13.571	$13.601	$13.567	$13.543	$13.485	$12.993	$13.281	$13.147	$12.370
Accumulation unit value at end of period	$14.656	$14.235	$13.571	$13.601	$13.567	$13.543	$13.485	$12.993	$13.281	$13.147
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	7	9	8	8	6	14	19
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.378	$12.849	$12.975	$13.040	$13.116	$13.158	$12.773	$13.154	$13.119	$12.437
Accumulation unit value at end of period	$13.671	$13.378	$12.849	$12.975	$13.040	$13.116	$13.158	$12.773	$13.154	$13.119
Number of accumulation units outstanding at end of period (in thousands)	16	17	17	19	25	25	37	38	71	49

APP I-26

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
George Putnam Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.806	$13.609	$14.121	$12.338	$11.489	$11.676	$10.622	$9.065	$8.108	$7.934
Accumulation unit value at end of period	$19.299	$16.806	$13.609	$14.121	$12.338	$11.489	$11.676	$10.622	$9.065	$8.108
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.451	$14.238	$14.885	$13.103	$12.293	$12.588	$11.537	$9.920	$8.940	$8.813
Accumulation unit value at end of period	$19.890	$17.451	$14.238	$14.885	$13.103	$12.293	$12.588	$11.537	$9.920	$8.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Capital Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.308	$21.506	$22.237	$16.955	$16.721	$16.484	$14.573	$11.124	$9.430	$9.619
Accumulation unit value at end of period	$34.586	$28.308	$21.506	$22.237	$16.955	$16.721	$16.484	$14.573	$11.124	$9.430
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.379	$22.488	$23.429	$17.998	$17.882	$17.762	$15.821	$12.167	$10.392	$10.680
Accumulation unit value at end of period	$35.627	$29.379	$22.488	$23.429	$17.998	$17.882	$17.762	$15.821	$12.167	$10.392
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	1
Goldman Sachs Core Fixed Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.121	$13.883	$14.076	$13.719	$13.436	$13.475	$12.863	$13.154	$12.481	$11.715
Accumulation unit value at end of period	$16.472	$15.121	$13.883	$14.076	$13.719	$13.436	$13.475	$12.863	$13.154	$12.481
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-27

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.962	$12.915	$13.194	$12.956	$12.784	$12.917	$12.424	$12.801	$12.237	$11.573
Accumulation unit value at end of period	$15.096	$13.962	$12.915	$13.194	$12.956	$12.784	$12.917	$12.424	$12.801	$12.237
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	6	6	5	4	6	5
Goldman Sachs Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.529	$14.101	$15.094	$13.744	$12.197	$12.648	$11.420	$8.664	$7.282	$7.928
Accumulation unit value at end of period	$18.045	$17.529	$14.101	$15.094	$13.744	$12.197	$12.648	$11.420	$8.664	$7.282
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	8	12
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.617	$15.899	$17.147	$15.731	$14.065	$14.695	$13.369	$10.219	$8.653	$9.491
Accumulation unit value at end of period	$20.043	$19.617	$15.899	$17.147	$15.731	$14.065	$14.695	$13.369	$10.219	$8.653
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	5	5	7	8	7	8
Goldman Sachs Government Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675	$11.963
Accumulation unit value at end of period	$14.668	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675
Number of accumulation units outstanding at end of period (in thousands)	16	11	15	5	2	2	2	2	3	15
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076
Accumulation unit value at end of period	$13.737	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699
Number of accumulation units outstanding at end of period (in thousands)	12	21	14	13	15	12	12	25	37	30

APP I-28

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.206	$21.099	$22.399	$17.752	$17.644	$18.788	$17.012	$12.970	$10.947	$11.467
Accumulation unit value at end of period	$40.472	$28.206	$21.099	$22.399	$17.752	$17.644	$18.788	$17.012	$12.970	$10.947
Number of accumulation units outstanding at end of period (in thousands)	16	17	18	17	11	21	18	14	15	14
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984	$13.703
Accumulation unit value at end of period	$44.873	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	7	11	10	8	5	7	7
Goldman Sachs High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232	$13.989
Accumulation unit value at end of period	$22.775	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	8	8	11	8	41	30	22
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156
Accumulation unit value at end of period	$19.871	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284
Number of accumulation units outstanding at end of period (in thousands)	8	11	20	20	21	21	24	21	20	19
Goldman Sachs Income Builder Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.148	$22.015	$23.271	$21.667	$19.921	$20.763	$20.158	$17.386	$15.480	$14.868
Accumulation unit value at end of period	$28.495	$26.148	$22.015	$23.271	$21.667	$19.921	$20.763	$20.158	$17.386	$15.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-29

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.172	$16.263	$17.321	$16.249	$15.051	$15.806	$15.460	$13.435	$12.052	$11.662
Accumulation unit value at end of period	$20.737	$19.172	$16.263	$17.321	$16.249	$15.051	$15.806	$15.460	$13.435	$12.052
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	2	3	2	3	7	6
Goldman Sachs International Equity ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.898	$8.579	$10.123	$8.120	$8.379	$8.296	$9.567	$7.528	$6.188	$7.528
Accumulation unit value at end of period	$13.326	$10.898	$8.579	$10.123	$8.120	$8.379	$8.296	$9.567	$7.528	$6.188
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.451	$9.876	$11.741	$9.489	$9.864	$9.841	$11.433	$9.064	$7.506	$9.201
Accumulation unit value at end of period	$15.111	$12.451	$9.876	$11.741	$9.489	$9.864	$9.841	$11.433	$9.064	$7.506
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	-	1	1	1	1	1	1
Goldman Sachs Large Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.288	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$9.060	$7.638	$8.327
Accumulation unit value at end of period	$17.889	$17.288	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$9.060	$7.638
Number of accumulation units outstanding at end of period (in thousands)	15	14	13	13	6	10	19	19	13	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$8.102
Accumulation unit value at end of period	$16.149	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377
Number of accumulation units outstanding at end of period (in thousands)	5	11	9	8	7	7	9	8	7	11

APP I-30

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601	$18.941
Accumulation unit value at end of period	$42.796	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601
Number of accumulation units outstanding at end of period (in thousands)	10	9	10	12	12	12	4	6	14	23
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$17.738
Accumulation unit value at end of period	$37.182	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	13	20	18	24	27	29	33
Goldman Sachs Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.053	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$11.747	$10.171	$10.180
Accumulation unit value at end of period	$23.317	$23.053	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$11.747	$10.171
Number of accumulation units outstanding at end of period (in thousands)	46	37	45	34	37	45	41	73	81	91
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613
Accumulation unit value at end of period	$24.678	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517
Number of accumulation units outstanding at end of period (in thousands)	22	23	26	35	44	40	46	49	51	52
Goldman Sachs Strategic Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.602	$21.280	$21.744	$16.771	$16.636	$16.214	$14.411	$10.971	$9.227	$9.560
Accumulation unit value at end of period	$40.180	$28.602	$21.280	$21.744	$16.771	$16.636	$16.214	$14.411	$10.971	$9.227
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-31

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.296	$22.710	$23.381	$18.169	$18.158	$17.831	$15.967	$12.247	$10.378	$10.833
Accumulation unit value at end of period	$42.243	$30.296	$22.710	$23.381	$18.169	$18.158	$17.831	$15.967	$12.247	$10.378
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	1
Goldman Sachs U.S. Equity Insights Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.100	$17.711	$19.098	$15.549	$14.113	$14.362	$12.520	$9.253	$8.169	$7.877
Accumulation unit value at end of period	$25.908	$22.100	$17.711	$19.098	$15.549	$14.113	$14.362	$12.520	$9.253	$8.169
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.319	$18.829	$20.458	$16.780	$15.346	$15.733	$13.819	$10.290	$9.153	$8.891
Accumulation unit value at end of period	$27.134	$23.319	$18.829	$20.458	$16.780	$15.346	$15.733	$13.819	$10.290	$9.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Moderate Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.159	$13.707	$14.607	$12.758	$12.231	$12.596	$12.561	$11.487	$10.272	$10.424
Accumulation unit value at end of period	$17.905	$16.159	$13.707	$14.607	$12.758	$12.231	$12.596	$12.561	$11.487	$10.272
Number of accumulation units outstanding at end of period (in thousands)	15	25	25	15	5	5	11	1	3	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.697	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920	$10.143
Accumulation unit value at end of period	$16.164	$14.697	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920
Number of accumulation units outstanding at end of period (in thousands)	13	13	13	12	16	24	30	26	34	100

APP I-32

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco American Franchise Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886	$10.353
Accumulation unit value at end of period	$36.979	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	1	1	29	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$10.350
Accumulation unit value at end of period	$34.382	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	9	9	7	6	5	4
Invesco Comstock Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414	$12.728
Accumulation unit value at end of period	$29.669	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414
Number of accumulation units outstanding at end of period (in thousands)	20	12	11	11	8	4	4	5	17	17
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863
Accumulation unit value at end of period	$25.656	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485
Number of accumulation units outstanding at end of period (in thousands)	9	12	16	17	27	30	31	29	41	40
Invesco Discovery Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-33

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Dividend Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.274	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.198	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Equity and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456	$15.727
Accumulation unit value at end of period	$33.723	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456
Number of accumulation units outstanding at end of period (in thousands)	16	13	43	47	50	88	55	251	318	323
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Accumulation unit value at end of period	$29.272	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352
Number of accumulation units outstanding at end of period (in thousands)	34	38	40	44	58	64	86	93	109	99

APP I-34

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Global Core Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.397	$12.426	$14.675	$12.007	$11.309	$11.617	$11.632	$9.560	$8.486	$10.387
Accumulation unit value at end of period	$17.255	$15.397	$12.426	$14.675	$12.007	$11.309	$11.617	$11.632	$9.560	$8.486
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.423	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441	$10.384
Accumulation unit value at end of period	$16.042	$14.423	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	3	3	2	2	1	1
Invesco Growth and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.893	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$9.729	$8.533	$8.759
Accumulation unit value at end of period	$20.259	$19.893	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$9.729	$8.533
Number of accumulation units outstanding at end of period (in thousands)	41	47	42	49	66	41	30	27	27	18
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.467
Accumulation unit value at end of period	$22.461	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121
Number of accumulation units outstanding at end of period (in thousands)	17	16	17	26	40	39	35	36	46	42
Invesco Global Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.883	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$13.841	$12.243	$12.198
Accumulation unit value at end of period	$16.361	$15.883	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$13.841	$12.243
Number of accumulation units outstanding at end of period (in thousands)	16	15	14	16	9	2	2	3	3	-

APP I-35

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.134
Accumulation unit value at end of period	$16.344	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084
Number of accumulation units outstanding at end of period (in thousands)	7	12	12	10	17	15	13	13	18	11
Invesco International Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.177	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.051	$12.710	$12.809
Accumulation unit value at end of period	$16.346	$15.177	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.051	$12.710
Number of accumulation units outstanding at end of period (in thousands)	80	79	81	85	86	106	84	75	88	93
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186
Accumulation unit value at end of period	$16.796	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972
Number of accumulation units outstanding at end of period (in thousands)	39	40	45	51	64	68	75	83	113	120
Invesco International Diversified Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$10.000	$-
Accumulation unit value at end of period	$22.816	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	2	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-
Accumulation unit value at end of period	$21.332	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	2	2	3	-	-

APP I-36

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Main Street Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.761	$17.337	$18.917	$16.285	$14.690	$14.318	$13.027	$9.953	$8.582	$8.644
Accumulation unit value at end of period	$25.901	$22.761	$17.337	$18.917	$16.285	$14.690	$14.318	$13.027	$9.953	$8.582
Number of accumulation units outstanding at end of period (in thousands)	3	5	21	19	3	2	2	-	2	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.708	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291	$8.414
Accumulation unit value at end of period	$23.388	$20.708	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	7	6	5	9	10	12	10
Invesco Main Street Mid Cap Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.762	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$10.259	$8.830	$9.116
Accumulation unit value at end of period	$22.545	$20.762	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$10.259	$8.830
Number of accumulation units outstanding at end of period (in thousands)	44	39	44	44	34	43	25	23	24	19
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$10.554
Accumulation unit value at end of period	$24.216	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147
Number of accumulation units outstanding at end of period (in thousands)	16	14	13	15	19	19	20	19	26	28
Invesco Quality Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.112	$13.382	$13.470	$13.276	$13.018	$12.902	$12.199	$12.447	$11.966	$11.446
Accumulation unit value at end of period	$14.819	$14.112	$13.382	$13.470	$13.276	$13.018	$12.902	$12.199	$12.447	$11.966
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-37

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.262	$12.671	$12.851	$12.761	$12.606	$12.588	$11.992	$12.328	$11.940	$11.507
Accumulation unit value at end of period	$13.822	$13.262	$12.671	$12.851	$12.761	$12.606	$12.588	$11.992	$12.328	$11.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Real Estate Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.787	$14.994	$16.024	$15.476	$14.663	$14.393	$11.009	$10.758	$9.349	$8.691
Accumulation unit value at end of period	$47.935	$18.787	$14.994	$16.024	$15.476	$14.663	$14.393	$11.009	$10.758	$9.349
Number of accumulation units outstanding at end of period (in thousands)	18	3	22	22	24	21	28	14	16	16
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.197	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.016
Accumulation unit value at end of period	$41.928	$16.197	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559
Number of accumulation units outstanding at end of period (in thousands)	14	16	11	14	29	32	33	23	21	13
Invesco Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.995	$18.762	$19.921	$16.126	$15.660	$15.846	$15.447	$11.309	$9.734	$10.125
Accumulation unit value at end of period	$86.603	$23.995	$18.762	$19.921	$16.126	$15.660	$15.846	$15.447	$11.309	$9.734
Number of accumulation units outstanding at end of period (in thousands)	14	19	24	24	27	45	50	57	57	34
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.444	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$11.486
Accumulation unit value at end of period	$79.256	$25.444	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	11	18	19	21	20	23	25

APP I-38

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Ivy Science & Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.911	$29.379	$31.114	$23.545	$23.258	$24.126	$23.239	$15.358	$12.189	$12.777
Accumulation unit value at end of period	$59.448	$43.911	$29.379	$31.114	$23.545	$23.258	$24.126	$23.239	$15.358	$12.189
Number of accumulation units outstanding at end of period (in thousands)	15	15	16	15	18	20	20	17	6	6
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432
Accumulation unit value at end of period	$53.667	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772
Number of accumulation units outstanding at end of period (in thousands)	12	10	9	8	13	12	11	11	12	11
Janus Henderson Enterprise Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$49.103	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$18.132	$15.531	$15.945
Accumulation unit value at end of period	$58.554	$49.103	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$18.132	$15.531
Number of accumulation units outstanding at end of period (in thousands)	8	7	14	12	15	7	7	14	25	22
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768
Accumulation unit value at end of period	$53.722	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244
Number of accumulation units outstanding at end of period (in thousands)	11	10	11	10	16	14	9	9	11	9
LKCM Aquinas Catholic Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958	$11.963
Accumulation unit value at end of period	$33.733	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	13	-	-	-	-	-
APP I-39

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.887
Accumulation unit value at end of period	$31.098	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	5	4	4	3	3
Lord Abbett Affiliated Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.288	$16.306	$17.735	$15.357	$13.150	$13.790	$12.375	$10.000	$-	$-
Accumulation unit value at end of period	$19.885	$20.288	$16.306	$17.735	$15.357	$13.150	$13.790	$12.375	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.078	$16.258	$17.817	$15.543	$13.410	$14.169	$12.810	$9.807	$8.575	$9.427
Accumulation unit value at end of period	$19.531	$20.078	$16.258	$17.817	$15.543	$13.410	$14.169	$12.810	$9.807	$8.575
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	3	2	2	3	4
Lord Abbett Bond-Debenture Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.102	$17.984	$18.972	$17.595	$15.865	$16.333	$15.843	$14.863	$13.288	$12.954
Accumulation unit value at end of period	$21.297	$20.102	$17.984	$18.972	$17.595	$15.865	$16.333	$15.843	$14.863	$13.288
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-	-

APP I-40

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Lord Abbett Developing Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.592	$27.360	$26.403	$20.576	$21.409	$23.790	$23.325	$15.016	$13.776	$14.195
Accumulation unit value at end of period	$60.513	$35.592	$27.360	$26.403	$20.576	$21.409	$23.790	$23.325	$15.016	$13.776
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Lord Abbett Dividend Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.646	$20.566	$21.902	$18.662	$16.447	$17.094	$15.542	$12.334	$11.058	$11.234
Accumulation unit value at end of period	$29.198	$25.646	$20.566	$21.902	$18.662	$16.447	$17.094	$15.542	$12.334	$11.058
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	1	1
Lord Abbett Fundamental Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.723	$19.464	$21.406	$19.078	$16.598	$17.272	$16.244	$11.963	$10.861	$11.373
Accumulation unit value at end of period	$24.198	$23.723	$19.464	$21.406	$19.078	$16.598	$17.272	$16.244	$11.963	$10.861
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-41

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.804	$18.851	$20.889	$18.757	$16.441	$17.238	$16.334	$12.120	$11.086	$11.696
Accumulation unit value at end of period	$23.087	$22.804	$18.851	$20.889	$18.757	$16.441	$17.238	$16.334	$12.120	$11.086
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	2	2	2	2	2
Lord Abbett Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.769	$22.077	$23.190	$19.146	$19.225	$18.999	$18.131	$13.400	$11.937	$13.458
Accumulation unit value at end of period	$41.089	$29.769	$22.077	$23.190	$19.146	$19.225	$18.999	$18.131	$13.400	$11.937
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Lord Abbett Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.769	$22.077	$23.190	$19.146	$19.225	$18.999	$18.131	$13.400	$11.937	$13.458
Accumulation unit value at end of period	$41.089	$29.769	$22.077	$23.190	$19.146	$19.225	$18.999	$18.131	$13.400	$11.937
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-42

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Lord Abbett Value Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.117	$13.207	$15.093	$13.798	$11.934	$12.373	$11.411	$10.000	$-	$-
Accumulation unit value at end of period	$18.434	$16.117	$13.207	$15.093	$13.798	$11.934	$12.373	$11.411	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.336	$12.661	$14.579	$13.428	$11.701	$12.223	$11.358	$10.000	$-	$-
Accumulation unit value at end of period	$17.409	$15.336	$12.661	$14.579	$13.428	$11.701	$12.223	$11.358	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	2	7	7	8	9	-	-
MFS® Government Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168	$11.408
Accumulation unit value at end of period	$14.014	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168
Number of accumulation units outstanding at end of period (in thousands)	63	38	30	35	32	23	29	55	71	63
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182
Accumulation unit value at end of period	$12.743	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838
Number of accumulation units outstanding at end of period (in thousands)	18	21	26	40	47	41	44	60	70	64
MFS® Research International Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.614	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$8.712	$7.505	$8.459
Accumulation unit value at end of period	$14.171	$12.614	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$8.712	$7.505
Number of accumulation units outstanding at end of period (in thousands)	23	21	81	78	80	82	69	48	17	15

APP I-43

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291
Accumulation unit value at end of period	$12.886	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301
Number of accumulation units outstanding at end of period (in thousands)	56	53	65	80	90	81	78	66	60	49
MFS® Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.811	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$10.214	$8.840	$8.902
Accumulation unit value at end of period	$23.526	$22.811	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$10.214	$8.840
Number of accumulation units outstanding at end of period (in thousands)	36	33	35	44	21	5	10	10	20	16
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662
Accumulation unit value at end of period	$21.238	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537
Number of accumulation units outstanding at end of period (in thousands)	32	40	39	42	54	59	58	48	58	52
MSIF Global Opportunity Portfolio
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.517	$14.526	$15.525	$10.470	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.107	$19.517	$14.526	$15.525	$10.470	$10.457	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.913	$14.182	$15.273	$10.377	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.957	$18.913	$14.182	$15.273	$10.377	$10.442	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	4	-	-	-	-	-

APP I-44

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Neuberger Berman Sustainable Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601	$12.031
Accumulation unit value at end of period	$33.976	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601
Number of accumulation units outstanding at end of period (in thousands)	22	20	20	19	2	17	20	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955
Accumulation unit value at end of period	$31.322	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	13	12	12	11	9	8	4
PGIM Jennison Natural Resources Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$10.000	$-
Accumulation unit value at end of period	$7.262	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-
Accumulation unit value at end of period	$6.789	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	9	9	7	2	1	-	-	-
PIMCO Total Return ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$10.000	$-
Accumulation unit value at end of period	$13.237	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-45

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-
Accumulation unit value at end of period	$12.376	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	1	1	-	-	-
Pioneer Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.603	$8.643	$10.378	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.427	$10.603	$8.643	$10.378	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	46	43	44	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.132	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	22	25	25	-	-	-	-	-	-
Pioneer Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.946	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$9.106	$8.257	$8.832
Accumulation unit value at end of period	$17.166	$16.946	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$9.106	$8.257
Number of accumulation units outstanding at end of period (in thousands)	27	16	16	18	15	26	27	18	32	37
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827
Accumulation unit value at end of period	$19.524	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	15	17	17	20	31	31	31

APP I-46

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Pioneer Select Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.169	$25.872	$27.736	$21.478	$20.860	$20.680	$19.061	$13.267	$12.506	$12.895
Accumulation unit value at end of period	$47.239	$34.169	$25.872	$27.736	$21.478	$20.860	$20.680	$19.061	$13.267	$12.506
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	7	7	7	9	9	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.609	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284	$12.762
Accumulation unit value at end of period	$43.374	$31.609	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	2	2	4	5	5
Pioneer Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.694	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.115	$13.654	$13.307
Accumulation unit value at end of period	$19.977	$18.694	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.115	$13.654
Number of accumulation units outstanding at end of period (in thousands)	47	48	47	15	15	17	16	14	16	22
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554
Accumulation unit value at end of period	$18.878	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803
Number of accumulation units outstanding at end of period (in thousands)	31	30	29	32	40	35	30	31	36	32
Putnam Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.202	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$10.897	$9.202	$9.081
Accumulation unit value at end of period	$25.486	$24.202	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$10.897	$9.202
Number of accumulation units outstanding at end of period (in thousands)	4	3	4	3	-	1	1	23	20	1

APP I-47

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.126
Accumulation unit value at end of period	$28.971	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	6	6	8	6	7	5
Putnam Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.749	$13.916	$13.781	$10.655	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.628	$18.749	$13.916	$13.781	$10.655	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.719	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$14.668	$12.807	$12.478
Accumulation unit value at end of period	$20.701	$19.719	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$14.668	$12.807
Number of accumulation units outstanding at end of period (in thousands)	16	23	34	44	28	38	47	29	16	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$13.474
Accumulation unit value at end of period	$20.738	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726
Number of accumulation units outstanding at end of period (in thousands)	9	13	14	14	14	13	13	9	10	6

APP I-48

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Putnam International Capital Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.470	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$8.585	$7.061	$9.012
Accumulation unit value at end of period	$13.764	$12.470	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$8.585	$7.061
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	5	4	3	17	12	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.771
Accumulation unit value at end of period	$12.428	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	5	6	7	7	7	5	4
Putnam International Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.719	$8.584	$10.698	$8.502	$8.782	$8.815	$9.508	$7.469	$6.166	$7.337
Accumulation unit value at end of period	$11.918	$10.719	$8.584	$10.698	$8.502	$8.782	$8.815	$9.508	$7.469	$6.166
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.974	$10.468	$13.146	$10.524	$10.953	$11.077	$12.038	$9.527	$7.925	$9.501
Accumulation unit value at end of period	$14.318	$12.974	$10.468	$13.146	$10.524	$10.953	$11.077	$12.038	$9.527	$7.925
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	1	1
Putnam Multi-Cap Core Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-49

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.472	$8.790	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.302	$11.472	$8.790	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Research Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.142	$19.026	$20.079	$16.380	$14.934	$15.263	$13.385	$10.124	$8.652	$8.827
Accumulation unit value at end of period	$30.016	$25.142	$19.026	$20.079	$16.380	$14.934	$15.263	$13.385	$10.124	$8.652
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.844	$20.467	$21.763	$17.887	$16.430	$16.918	$14.949	$11.392	$9.809	$10.083
Accumulation unit value at end of period	$31.808	$26.844	$20.467	$21.763	$17.887	$16.430	$16.918	$14.949	$11.392	$9.809
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Sustainable Leaders Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.488	$21.076	$21.374	$16.645	$15.540	$15.681	$13.904	$10.254	$8.831	$9.342
Accumulation unit value at end of period	$36.424	$28.488	$21.076	$21.374	$16.645	$15.540	$15.681	$13.904	$10.254	$8.831
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.508	$22.740	$23.236	$18.231	$17.148	$17.435	$15.576	$11.573	$10.041	$10.703
Accumulation unit value at end of period	$38.716	$30.508	$22.740	$23.236	$18.231	$17.148	$17.435	$15.576	$11.573	$10.041
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-50

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
T. Rowe Price Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.957	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$9.854	$8.492	$8.642
Accumulation unit value at end of period	$19.000	$18.957	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$9.854	$8.492
Number of accumulation units outstanding at end of period (in thousands)	20	20	23	22	22	30	58	24	20	15
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.409
Accumulation unit value at end of period	$17.152	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201
Number of accumulation units outstanding at end of period (in thousands)	16	18	16	15	27	32	29	28	34	31
T. Rowe Price Growth Stock Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.628	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$11.157	$9.475	$9.664
Accumulation unit value at end of period	$41.509	$30.628	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$11.157	$9.475
Number of accumulation units outstanding at end of period (in thousands)	41	44	89	93	101	102	108	89	43	31
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403
Accumulation unit value at end of period	$37.472	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151
Number of accumulation units outstanding at end of period (in thousands)	67	68	72	79	112	103	94	88	95	84
T. Rowe Price Retirement 2010 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.991	$14.776	$15.485	$14.011	$13.212	$13.444	$12.933	$11.672	$10.485	$10.536
Accumulation unit value at end of period	$18.825	$16.991	$14.776	$15.485	$14.011	$13.212	$13.444	$12.933	$11.672	$10.485
Number of accumulation units outstanding at end of period (in thousands)	6	9	9	3	3	24	22	17	38	31
APP I-51

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.567	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200	$10.327
Accumulation unit value at end of period	$17.119	$15.567	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200
Number of accumulation units outstanding at end of period (in thousands)	14	8	7	8	23	23	32	29	61	63
T. Rowe Price Retirement 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.797	$15.909	$16.908	$14.754	$13.870	$14.061	$13.444	$11.500	$10.100	$10.327
Accumulation unit value at end of period	$21.073	$18.797	$15.909	$16.908	$14.754	$13.870	$14.061	$13.444	$11.500	$10.100
Number of accumulation units outstanding at end of period (in thousands)	162	167	164	138	96	134	138	129	270	187
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.222	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825	$10.122
Accumulation unit value at end of period	$19.163	$17.222	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825
Number of accumulation units outstanding at end of period (in thousands)	68	77	84	79	92	80	133	169	214	224
T. Rowe Price Retirement 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.270	$16.712	$18.011	$15.231	$14.286	$14.433	$13.742	$11.284	$9.752	$10.126
Accumulation unit value at end of period	$23.257	$20.270	$16.712	$18.011	$15.231	$14.286	$14.433	$13.742	$11.284	$9.752
Number of accumulation units outstanding at end of period (in thousands)	212	194	190	163	85	81	78	57	197	129
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.571	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487	$9.925
Accumulation unit value at end of period	$21.149	$18.571	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487
Number of accumulation units outstanding at end of period (in thousands)	144	143	135	123	141	113	121	115	133	131

APP I-52

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
T. Rowe Price Retirement 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.260	$17.225	$18.764	$15.538	$14.578	$14.703	$13.986	$11.217	$9.636	$10.086
Accumulation unit value at end of period	$24.864	$21.260	$17.225	$18.764	$15.538	$14.578	$14.703	$13.986	$11.217	$9.636
Number of accumulation units outstanding at end of period (in thousands)	109	97	100	89	51	52	41	35	55	40
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.479	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374	$9.886
Accumulation unit value at end of period	$22.610	$19.479	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374
Number of accumulation units outstanding at end of period (in thousands)	79	78	74	77	82	80	104	98	101	104
T. Rowe Price Retirement 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.376	$17.232	$18.819	$15.539	$14.569	$14.682	$13.967	$11.208	$9.629	$10.071
Accumulation unit value at end of period	$25.107	$21.376	$17.232	$18.819	$15.539	$14.569	$14.682	$13.967	$11.208	$9.629
Number of accumulation units outstanding at end of period (in thousands)	64	40	44	33	17	14	14	8	17	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.585	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368	$9.872
Accumulation unit value at end of period	$22.831	$19.585	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368
Number of accumulation units outstanding at end of period (in thousands)	35	28	24	26	22	15	14	17	18	16
T. Rowe Price Retirement Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.214	$14.200	$14.832	$13.574	$12.876	$13.104	$12.737	$11.777	$10.807	$10.768
Accumulation unit value at end of period	$17.889	$16.214	$14.200	$14.832	$13.574	$12.876	$13.104	$12.737	$11.777	$10.807
Number of accumulation units outstanding at end of period (in thousands)	29	-	-	-	-	-	-	-	6	2

APP I-53

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.855	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513	$10.555
Accumulation unit value at end of period	$16.267	$14.855	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	26	14	13	14	13	17
Templeton Foreign Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103	$18.540
Accumulation unit value at end of period	$23.913	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103
Number of accumulation units outstanding at end of period (in thousands)	4	3	10	14	14	18	15	54	576	584
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346
Accumulation unit value at end of period	$20.756	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953
Number of accumulation units outstanding at end of period (in thousands)	13	14	16	16	22	24	26	31	28	29
Templeton Global Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.543	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$16.494	$14.314	$14.736
Accumulation unit value at end of period	$16.686	$17.543	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$16.494	$14.314
Number of accumulation units outstanding at end of period (in thousands)	52	47	51	43	42	39	61	38	24	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$15.962
Accumulation unit value at end of period	$16.768	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389
Number of accumulation units outstanding at end of period (in thousands)	39	44	54	64	84	83	98	99	101	73

APP I-54

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Growth Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.025	$17.526	$20.611	$17.584	$16.203	$17.410	$17.838	$13.774	$11.390	$12.228
Accumulation unit value at end of period	$21.069	$20.025	$17.526	$20.611	$17.584	$16.203	$17.410	$17.838	$13.774	$11.390
Number of accumulation units outstanding at end of period (in thousands)	24	15	18	17	23	28	30	31	16	15
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756	$11.634
Accumulation unit value at end of period	$18.598	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	9	11	12	14	15	22	23
The Hartford Capital Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.152	$17.786	$18.744	$15.487	$14.906	$14.739	$13.762	$9.731	$8.109	$9.586
Accumulation unit value at end of period	$27.891	$23.152	$17.786	$18.744	$15.487	$14.906	$14.739	$13.762	$9.731	$8.109
Number of accumulation units outstanding at end of period (in thousands)	79	83	91	120	98	122	103	105	117	119
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.057	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831	$9.327
Accumulation unit value at end of period	$25.178	$21.057	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831
Number of accumulation units outstanding at end of period (in thousands)	63	76	81	89	118	125	133	141	179	230
The Hartford Conservative Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.576	$12.835	$13.355	$12.153	$11.699	$12.124	$12.186	$12.081	$11.063	$10.896
Accumulation unit value at end of period	$15.795	$14.576	$12.835	$13.355	$12.153	$11.699	$12.124	$12.186	$12.081	$11.063
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	2	1	2	3	2

APP I-55

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.257	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684	$10.602
Accumulation unit value at end of period	$14.258	$13.257	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684
Number of accumulation units outstanding at end of period (in thousands)	6	5	6	6	10	12	11	9	8	18
The Hartford Growth Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.116	$14.880	$16.105	$13.626	$12.969	$13.491	$13.273	$11.060	$9.597	$10.047
Accumulation unit value at end of period	$20.429	$18.116	$14.880	$16.105	$13.626	$12.969	$13.491	$13.273	$11.060	$9.597
Number of accumulation units outstanding at end of period (in thousands)	17	31	27	19	3	3	3	5	7	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.477	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269	$9.776
Accumulation unit value at end of period	$18.441	$16.477	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269
Number of accumulation units outstanding at end of period (in thousands)	24	23	25	25	26	31	52	48	60	60
The Hartford High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$12.768	$-
Accumulation unit value at end of period	$20.428	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$-
Number of accumulation units outstanding at end of period (in thousands)	5	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.319	$-
Accumulation unit value at end of period	$18.426	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-56

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
The Hartford Total Return Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.651	$14.189	$14.482	$13.769	$13.305	$13.463	$12.804	$13.072	$12.233	$11.523
Accumulation unit value at end of period	$16.948	$15.651	$14.189	$14.482	$13.769	$13.305	$13.463	$12.804	$13.072	$12.233
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	5	1	1	1	-	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.235	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814	$11.212
Accumulation unit value at end of period	$15.300	$14.235	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	1	-	-	1
TIAA-CREF Bond Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$10.000	$-
Accumulation unit value at end of period	$12.473	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$-
Number of accumulation units outstanding at end of period (in thousands)	16	9	10	8	-	4	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-
Accumulation unit value at end of period	$11.662	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-
Number of accumulation units outstanding at end of period (in thousands)	5	-	-	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$10.000	$-
Accumulation unit value at end of period	$32.512	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$-
Number of accumulation units outstanding at end of period (in thousands)	40	37	36	28	11	6	4	2	-	-

APP I-57

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-
Accumulation unit value at end of period	$30.398	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	5	3	3	3	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$10.000	$-
Accumulation unit value at end of period	$43.039	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	14	13	11	4	3	2	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-
Accumulation unit value at end of period	$40.241	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	11	7	3	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$10.000	$-
Accumulation unit value at end of period	$24.278	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	8	7	6	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-
Accumulation unit value at end of period	$22.699	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	8	-	-	-	-	-	-

APP I-58

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Timothy Plan Large/Mid-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023	$11.993
Accumulation unit value at end of period	$31.101	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	2	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917
Accumulation unit value at end of period	$28.672	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	2	2	1
Victory Small Company Opportunity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.124	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$12.842	$11.507	$11.432
Accumulation unit value at end of period	$30.250	$29.124	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$12.842	$11.507
Number of accumulation units outstanding at end of period (in thousands)	29	25	24	22	25	25	33	36	40	28
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205
Accumulation unit value at end of period	$27.508	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194
Number of accumulation units outstanding at end of period (in thousands)	24	26	28	31	35	33	30	24	28	20
Alger Small Cap Growth Institutional Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.626	$19.070	$19.162	$14.995	$14.067	$14.624	$14.734	$11.036	$9.866	$10.212
Accumulation unit value at end of period	$40.400	$24.626	$19.070	$19.162	$14.995	$14.067	$14.624	$14.734	$11.036	$9.866
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	7	8	8	7	4	6	6

APP I-59

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$9.936
Accumulation unit value at end of period	$36.470	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	4	4	4	6	5	4
Blackrock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.252	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	30	53	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.958	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	23	36	-	-	-	-	-	-	-
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.972	$16.389	$17.430	$15.193	$14.432	$14.515	$13.321	$11.075	$9.961	$9.853
Accumulation unit value at end of period	$22.129	$19.972	$16.389	$17.430	$15.193	$14.432	$14.515	$13.321	$11.075	$9.961
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	8
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.900	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068	$11.031
Accumulation unit value at end of period	$22.984	$20.900	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	2	2	2	2

APP I-60

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Disciplined Equity HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.838	$21.668	$22.274	$18.404	$17.533	$16.532	$14.340	$10.638	$9.113	$9.077
Accumulation unit value at end of period	$33.797	$28.838	$21.668	$22.274	$18.404	$17.533	$16.532	$14.340	$10.638	$9.113
Number of accumulation units outstanding at end of period (in thousands)	138	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.318	$22.951	$23.771	$19.789	$18.994	$18.044	$15.769	$11.787	$10.172	$10.208
Accumulation unit value at end of period	$35.265	$30.318	$22.951	$23.771	$19.789	$18.994	$18.044	$15.769	$11.787	$10.172
Number of accumulation units outstanding at end of period (in thousands)	35	-	-	-	-	-	-	-	-	-
Hartford Dividend and Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.902	$19.506	$20.759	$17.664	$15.493	$15.794	$14.086	$10.759	$9.543	$9.490
Accumulation unit value at end of period	$26.624	$24.902	$19.506	$20.759	$17.664	$15.493	$15.794	$14.086	$10.759	$9.543
Number of accumulation units outstanding at end of period (in thousands)	42	34	33	38	36	37	68	50	63	51
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.491	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186	$11.208
Accumulation unit value at end of period	$29.172	$27.491	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186
Number of accumulation units outstanding at end of period (in thousands)	41	33	36	44	68	77	74	92	114	112
Hartford International Opportunities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.730	$11.736	$14.555	$11.702	$11.651	$11.520	$12.078	$10.009	$8.390	$9.826
Accumulation unit value at end of period	$17.602	$14.730	$11.736	$14.555	$11.702	$11.651	$11.520	$12.078	$10.009	$8.390
Number of accumulation units outstanding at end of period (in thousands)	3	3	8	7	7	6	4	3	7	4

APP I-61

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.650	$14.168	$17.704	$14.341	$14.386	$14.330	$15.138	$12.639	$10.674	$12.595
Accumulation unit value at end of period	$20.932	$17.650	$14.168	$17.704	$14.341	$14.386	$14.330	$15.138	$12.639	$10.674
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	6	10	11	10	9	9	9
Hartford Small Company HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.702	$18.151	$19.104	$15.232	$15.036	$16.507	$15.526	$10.838	$9.443	$9.848
Accumulation unit value at end of period	$38.105	$24.702	$18.151	$19.104	$15.232	$15.036	$16.507	$15.526	$10.838	$9.443
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	12	15	17	14	11	7	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.504	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135	$9.598
Accumulation unit value at end of period	$34.456	$22.504	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	9	10	10	12	16	18	20
Hartford Stock HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.113	$18.515	$18.680	$15.704	$14.731	$14.446	$13.076	$9.961	$8.774	$8.938
Accumulation unit value at end of period	$26.823	$24.113	$18.515	$18.680	$15.704	$14.731	$14.446	$13.076	$9.961	$8.774
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.359	$20.391	$20.729	$17.557	$16.593	$16.395	$14.951	$11.476	$10.184	$10.453
Accumulation unit value at end of period	$29.102	$26.359	$20.391	$20.729	$17.557	$16.593	$16.395	$14.951	$11.476	$10.184
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	1	-	-	-	1	1	1

APP I-62

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.488	$14.110	$14.311	$13.724	$13.235	$13.410	$12.753	$13.033	$12.211	$11.499
Accumulation unit value at end of period	$16.753	$15.488	$14.110	$14.311	$13.724	$13.235	$13.410	$12.753	$13.033	$12.211
Number of accumulation units outstanding at end of period (in thousands)	53	31	31	30	29	27	30	12	13	9
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.759	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355	$11.723
Accumulation unit value at end of period	$15.845	$14.759	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355
Number of accumulation units outstanding at end of period (in thousands)	16	17	18	22	33	40	47	52	55	54
APP I-63

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address

City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-5776 to me at the following address:

Name

Address

City/State Zip Code
HV-5776

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven PremierSolutions Cornerstone HV-5776
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: Empower Retirement, LLC, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2021
Date of Statement of Additional Information: May 1, 2021

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company incorporated in this Prospectus by reference from Form N-VPFS for the year ended December 31, 2020 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven (comprised of the sub-accounts listed in the Appendix to our report) as of December 31, 2020 and for each of the years or periods in the two years then ended presented therein, have been incorporated in this Prospectus by reference from Form N-VPFS in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included therein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2020, 2019, and 2018, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2020, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts any applicable Mortality and Expense Risk and Administrative charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2020 and for the period then ended, included in the Statement of Additional Information are incorporated by reference to the filing on N-VPFS, File No. 811-10559, on April 30, 2021.

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Mortality and Expense Risk and Administrative Charge payable by you. The tables show the classes of Accumulation Unit Values corresponding to all currently applicable Mortality and Expense Risk and Administrative Charges. Tables showing only the highest and lowest currently applicable Accumulation Unit Value appear in the Prospectus.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Discovery Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.780	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$12.339	$10.504	$11.525
Accumulation unit value at end of period	$24.399	$23.780	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$12.339	$10.504
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	7	22	23	22	22	19
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.368	$19.643	$23.321	$20.826	$16.853	$18.025	$16.704	$12.253	$11.594	$-
Accumulation unit value at end of period	$23.939	$23.368	$19.643	$23.321	$20.826	$16.853	$18.025	$16.704	$12.253	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	5	3	3	4	5	5	6	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.097	$19.435	$23.096	$20.646	$16.724	$17.906	$16.609	$12.195	$10.408	$11.448
Accumulation unit value at end of period	$23.638	$23.097	$19.434	$23.096	$20.646	$16.724	$17.906	$16.609	$12.195	$10.408
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	5	5	-	-	-	2

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.829	$19.228	$22.874	$20.468	$16.596	$17.787	$16.516	$12.139	$10.370	$11.418
Accumulation unit value at end of period	$23.341	$22.829	$19.228	$22.874	$20.468	$16.596	$17.787	$16.516	$12.139	$10.370
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	6	4	2	2	2	2	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.302	$18.822	$22.437	$20.116	$16.344	$17.551	$16.330	$12.026	$10.294	$11.708
Accumulation unit value at end of period	$22.757	$22.302	$18.822	$22.437	$20.116	$16.344	$17.551	$16.330	$12.026	$10.294
Number of accumulation units outstanding at end of period (in thousands)	6	8	13	13	6	6	11	10	7	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219	$11.297
Accumulation unit value at end of period	$22.187	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$10.219
Number of accumulation units outstanding at end of period (in thousands)	6	7	9	6	14	14	16	17	18	20
AB Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.973	$10.876	$12.874	$11.410	$10.334	$11.247	$10.132	$7.503	$6.565	$6.873
Accumulation unit value at end of period	$13.026	$12.973	$10.876	$12.874	$11.410	$10.334	$11.247	$10.132	$7.503	$6.565
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.729	$10.688	$12.670	$11.246	$10.201	$11.119	$10.031	$7.439	$7.155	$-
Accumulation unit value at end of period	$12.762	$12.729	$10.688	$12.670	$11.246	$10.201	$11.119	$10.031	$7.439	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.281	$10.322	$12.248	$10.882	$9.881	$10.781	$9.736	$7.228	$6.340	$6.654
Accumulation unit value at end of period	$12.300	$12.281	$10.322	$12.248	$10.882	$9.881	$10.781	$9.736	$7.228	$6.340
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.411	$10.442	$12.403	$11.031	$10.026	$10.950	$9.899	$7.356	$6.459	$6.786
Accumulation unit value at end of period	$12.419	$12.411	$10.442	$12.403	$11.031	$10.026	$10.950	$9.899	$7.356	$6.459
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.825	$9.968	$11.864	$10.573	$9.629	$10.538	$9.545	$7.107	$6.253	$6.858
Accumulation unit value at end of period	$11.808	$11.825	$9.968	$11.864	$10.573	$9.629	$10.538	$9.545	$7.107	$6.253
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.799	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340	$6.687
Accumulation unit value at end of period	$11.759	$11.799	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	1	-	-	-
AllianzGI Dividend Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.214	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$9.744	$8.595	$8.380
Accumulation unit value at end of period	$17.672	$18.214	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$9.744	$8.595
Number of accumulation units outstanding at end of period (in thousands)	39	34	104	98	88	122	135	136	103	71
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.898	$14.452	$16.184	$14.079	$12.229	$13.472	$12.367	$9.676	$9.188	$-
Accumulation unit value at end of period	$17.339	$17.898	$14.452	$16.184	$14.079	$12.229	$13.472	$12.367	$9.676	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	28	57	74	57	49	57	33	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.690	$14.298	$16.028	$13.958	$12.136	$13.382	$12.297	$9.631	$8.517	$8.324
Accumulation unit value at end of period	$17.121	$17.690	$14.298	$16.028	$13.958	$12.136	$13.382	$12.297	$9.631	$8.517
Number of accumulation units outstanding at end of period (in thousands)	31	33	37	45	49	58	54	51	90	38

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.485	$14.147	$15.874	$13.837	$12.043	$13.293	$12.227	$9.586	$8.486	$8.302
Accumulation unit value at end of period	$16.905	$17.485	$14.147	$15.874	$13.837	$12.043	$13.293	$12.227	$9.586	$8.486
Number of accumulation units outstanding at end of period (in thousands)	24	20	20	18	18	19	13	13	10	12
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.082	$13.848	$15.570	$13.599	$11.860	$13.117	$12.090	$9.497	$8.424	$8.812
Accumulation unit value at end of period	$16.482	$17.082	$13.848	$15.570	$13.599	$11.860	$13.117	$12.090	$9.497	$8.424
Number of accumulation units outstanding at end of period (in thousands)	23	24	42	69	59	55	54	55	43	10
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214
Accumulation unit value at end of period	$16.070	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362
Number of accumulation units outstanding at end of period (in thousands)	60	75	86	100	130	123	119	112	108	102
AllianzGI Small-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.802	$16.014	$19.945	$18.276	$14.945	$16.380	$16.204	$12.379	$11.276	$11.098
Accumulation unit value at end of period	$18.796	$19.802	$16.014	$19.945	$18.276	$14.945	$16.380	$16.204	$12.379	$11.276
Number of accumulation units outstanding at end of period (in thousands)	15	19	20	26	39	36	35	36	43	33
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.459	$15.760	$19.658	$18.040	$14.774	$16.217	$16.066	$12.293	$11.994	$-
Accumulation unit value at end of period	$18.443	$19.459	$15.759	$19.658	$18.040	$14.774	$16.217	$16.066	$12.293	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	13	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.233	$15.592	$19.469	$17.884	$14.661	$16.109	$15.976	$12.235	$11.173	$11.024
Accumulation unit value at end of period	$18.210	$19.233	$15.592	$19.469	$17.884	$14.661	$16.109	$15.976	$12.235	$11.173
Number of accumulation units outstanding at end of period (in thousands)	4	8	8	7	10	11	8	8	6	11

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.010	$15.427	$19.282	$17.730	$14.549	$16.002	$15.885	$12.178	$11.132	$10.995
Accumulation unit value at end of period	$17.981	$19.010	$15.427	$19.282	$17.730	$14.549	$16.002	$15.885	$12.178	$11.132
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	2	2	14
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.572	$15.101	$18.913	$17.425	$14.328	$15.790	$15.706	$12.065	$11.051	$11.691
Accumulation unit value at end of period	$17.531	$18.572	$15.101	$18.913	$17.425	$14.328	$15.790	$15.706	$12.065	$11.051
Number of accumulation units outstanding at end of period (in thousands)	10	11	15	18	28	27	28	25	22	19
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.143	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970	$10.878
Accumulation unit value at end of period	$17.093	$18.143	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	9	12	12	13	19	22	29
American Funds AMCAP Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.301	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$10.937	$9.526	$9.574
Accumulation unit value at end of period	$31.671	$26.301	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$10.937	$9.526
Number of accumulation units outstanding at end of period (in thousands)	9	7	34	29	30	39	43	31	10	11
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.246	$24.182	$24.891	$20.603	$19.083	$19.119	$17.221	$12.710	$12.476	$-
Accumulation unit value at end of period	$36.367	$30.246	$24.182	$24.891	$20.603	$19.083	$19.119	$17.221	$12.710	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.485	$20.396	$21.015	$17.412	$16.144	$16.190	$14.597	$10.785	$9.417	$9.488
Accumulation unit value at end of period	$30.611	$25.485	$20.396	$21.015	$17.412	$16.144	$16.190	$14.597	$10.785	$9.417
Number of accumulation units outstanding at end of period (in thousands)	32	40	37	37	30	54	39	37	58	60

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.436	$23.582	$24.322	$20.172	$18.722	$18.795	$16.962	$12.544	$10.964	$11.058
Accumulation unit value at end of period	$35.323	$29.436	$23.582	$24.322	$20.172	$18.722	$18.795	$16.962	$12.544	$10.964
Number of accumulation units outstanding at end of period (in thousands)	16	13	11	9	12	12	15	20	22	13
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.539	$19.698	$20.357	$16.917	$15.732	$15.825	$14.311	$10.605	$9.288	$9.900
Accumulation unit value at end of period	$29.387	$24.539	$19.697	$20.357	$16.917	$15.732	$15.825	$14.311	$10.605	$9.288
Number of accumulation units outstanding at end of period (in thousands)	10	9	17	21	32	31	41	36	20	22
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$10.858
Accumulation unit value at end of period	$33.324	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723
Number of accumulation units outstanding at end of period (in thousands)	39	39	47	47	47	47	50	40	45	39
American Funds American Balanced Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.443	$18.145	$18.808	$16.429	$15.253	$15.128	$14.011	$11.606	$10.247	$9.950
Accumulation unit value at end of period	$23.579	$21.443	$18.145	$18.808	$16.429	$15.253	$15.128	$14.011	$11.606	$10.247
Number of accumulation units outstanding at end of period (in thousands)	190	178	177	153	140	136	120	109	123	104
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.349	$20.635	$21.421	$18.739	$17.425	$17.308	$16.054	$13.318	$12.781	$-
Accumulation unit value at end of period	$26.734	$24.349	$20.635	$21.421	$18.739	$17.425	$17.308	$16.054	$13.318	$-
Number of accumulation units outstanding at end of period (in thousands)	8	6	6	21	14	10	9	8	18	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.778	$17.626	$18.316	$16.039	$14.929	$14.843	$13.782	$11.445	$10.130	$9.861
Accumulation unit value at end of period	$22.790	$20.778	$17.626	$18.316	$16.039	$14.929	$14.843	$13.782	$11.445	$10.130
Number of accumulation units outstanding at end of period (in thousands)	77	65	63	64	78	74	61	66	54	65

APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.698	$20.123	$20.932	$18.348	$17.095	$17.014	$15.813	$13.144	$11.646	$11.348
Accumulation unit value at end of period	$25.967	$23.698	$20.123	$20.932	$18.348	$17.095	$17.014	$15.813	$13.144	$11.646
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	8	8	9	9	20	28
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.006	$17.023	$17.743	$15.583	$14.548	$14.508	$13.511	$11.254	$9.990	$10.195
Accumulation unit value at end of period	$21.879	$20.006	$17.023	$17.743	$15.583	$14.548	$14.508	$13.511	$11.254	$9.990
Number of accumulation units outstanding at end of period (in thousands)	67	99	103	104	127	117	101	80	91	121
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.446	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389	$11.143
Accumulation unit value at end of period	$24.497	$22.446	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389
Number of accumulation units outstanding at end of period (in thousands)	91	93	100	106	124	132	159	177	193	195
American Funds American Mutual Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.033	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$10.436	$9.372	$9.019
Accumulation unit value at end of period	$22.887	$22.033	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$10.436	$9.372
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	5	5	10	15	12
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.465	$21.955	$22.649	$19.446	$17.203	$17.887	$16.047	$12.668	$12.256	$-
Accumulation unit value at end of period	$27.451	$26.465	$21.955	$22.649	$19.446	$17.203	$17.887	$16.047	$12.668	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	7	4	3	4	4	5	3	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.349	$17.729	$18.307	$15.733	$13.933	$14.502	$13.023	$10.290	$9.265	$8.938
Accumulation unit value at end of period	$22.122	$21.349	$17.729	$18.307	$15.733	$13.933	$14.502	$13.023	$10.290	$9.265
Number of accumulation units outstanding at end of period (in thousands)	18	20	22	24	28	28	27	29	80	65

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.757	$21.411	$22.131	$19.039	$16.877	$17.584	$15.806	$12.502	$11.268	$10.881
Accumulation unit value at end of period	$26.663	$25.757	$21.411	$22.131	$19.039	$16.877	$17.584	$15.806	$12.502	$11.268
Number of accumulation units outstanding at end of period (in thousands)	9	8	8	6	6	8	5	9	8	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.556	$17.122	$17.733	$15.286	$13.578	$14.174	$12.767	$10.119	$9.138	$9.357
Accumulation unit value at end of period	$21.237	$20.556	$17.122	$17.733	$15.286	$13.578	$14.174	$12.767	$10.119	$9.138
Number of accumulation units outstanding at end of period (in thousands)	23	21	27	30	37	42	46	40	37	38
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684
Accumulation unit value at end of period	$25.154	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020
Number of accumulation units outstanding at end of period (in thousands)	48	47	47	55	77	80	79	71	64	48
American Funds Capital Income Builder®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.421	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$10.330	$9.318	$9.139
Accumulation unit value at end of period	$15.796	$15.421	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$10.330	$9.318
Number of accumulation units outstanding at end of period (in thousands)	202	211	241	259	250	264	250	178	340	312
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.824	$16.196	$17.598	$15.562	$14.700	$15.298	$14.496	$12.742	$12.155	$-
Accumulation unit value at end of period	$19.253	$18.824	$16.196	$17.598	$15.562	$14.700	$15.298	$14.496	$12.742	$-
Number of accumulation units outstanding at end of period (in thousands)	35	36	44	43	8	8	9	43	69	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.161	$13.057	$14.202	$12.571	$11.887	$12.383	$11.745	$10.335	$9.345	$9.189
Accumulation unit value at end of period	$15.490	$15.161	$13.057	$14.202	$12.571	$11.887	$12.383	$11.745	$10.335	$9.345
Number of accumulation units outstanding at end of period (in thousands)	123	163	160	165	216	229	137	132	145	145

APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.320	$15.794	$17.196	$15.236	$14.422	$15.039	$14.278	$12.576	$11.384	$11.205
Accumulation unit value at end of period	$18.700	$18.320	$15.794	$17.196	$15.236	$14.422	$15.039	$14.278	$12.576	$11.384
Number of accumulation units outstanding at end of period (in thousands)	86	94	88	99	157	155	163	156	167	173
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.610	$12.621	$13.768	$12.224	$11.593	$12.113	$11.524	$10.171	$9.225	$9.535
Accumulation unit value at end of period	$14.883	$14.610	$12.621	$13.768	$12.224	$11.593	$12.113	$11.524	$10.171	$9.225
Number of accumulation units outstanding at end of period (in thousands)	137	154	168	177	221	226	304	316	228	216
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002
Accumulation unit value at end of period	$17.642	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133
Number of accumulation units outstanding at end of period (in thousands)	193	213	226	258	309	336	365	386	439	461
American Funds EuroPacific Growth Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321	$19.041
Accumulation unit value at end of period	$37.156	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321
Number of accumulation units outstanding at end of period (in thousands)	104	110	148	121	121	126	133	179	133	114
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.218	$22.434	$26.715	$20.633	$20.687	$21.059	$21.833	$18.345	$17.307	$-
Accumulation unit value at end of period	$34.884	$28.218	$22.434	$26.715	$20.633	$20.687	$21.059	$21.833	$18.345	$-
Number of accumulation units outstanding at end of period (in thousands)	25	28	46	69	87	74	53	40	33	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.576	$11.600	$13.827	$10.690	$10.728	$10.932	$11.345	$9.543	$8.087	$9.458
Accumulation unit value at end of period	$18.001	$14.576	$11.600	$13.827	$10.690	$10.728	$10.932	$11.345	$9.543	$8.087
Number of accumulation units outstanding at end of period (in thousands)	111	132	168	157	184	196	164	148	176	136

APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.128	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732	$18.418
Accumulation unit value at end of period	$34.704	$28.128	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732
Number of accumulation units outstanding at end of period (in thousands)	37	40	41	48	56	60	79	86	87	109
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.034	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976	$9.713
Accumulation unit value at end of period	$17.281	$14.034	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976
Number of accumulation units outstanding at end of period (in thousands)	93	81	100	146	193	197	199	215	160	128
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730
Accumulation unit value at end of period	$32.099	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084
Number of accumulation units outstanding at end of period (in thousands)	98	109	116	129	160	160	165	167	188	178
American Funds Fundamental Investors FundSM
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.761	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$10.286	$8.852	$9.099
Accumulation unit value at end of period	$27.089	$23.761	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$10.286	$8.852
Number of accumulation units outstanding at end of period (in thousands)	191	198	213	226	264	355	322	362	360	312
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.085	$23.020	$24.900	$20.386	$18.297	$17.874	$16.572	$12.725	$12.151	$-
Accumulation unit value at end of period	$33.110	$29.085	$23.020	$24.900	$20.386	$18.297	$17.874	$16.572	$12.725	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	21	33	33	27	50	102	121	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.023	$18.240	$19.750	$16.185	$14.541	$14.219	$13.197	$10.143	$8.751	$9.017
Accumulation unit value at end of period	$26.183	$23.023	$18.240	$19.750	$16.185	$14.541	$14.219	$13.197	$10.143	$8.751
Number of accumulation units outstanding at end of period (in thousands)	87	113	122	123	145	141	135	127	121	118
APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.307	$22.448	$24.331	$19.960	$17.950	$17.570	$16.323	$12.559	$10.846	$11.187
Accumulation unit value at end of period	$32.160	$28.307	$22.448	$24.331	$19.960	$17.950	$17.570	$16.323	$12.559	$10.846
Number of accumulation units outstanding at end of period (in thousands)	9	9	4	5	9	8	8	25	35	65
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.169	$17.616	$19.131	$15.726	$14.170	$13.899	$12.938	$9.974	$8.631	$9.404
Accumulation unit value at end of period	$25.136	$22.169	$17.616	$19.131	$15.726	$14.170	$13.899	$12.938	$9.974	$8.631
Number of accumulation units outstanding at end of period (in thousands)	133	121	143	163	222	245	268	271	184	144
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984
Accumulation unit value at end of period	$30.340	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607
Number of accumulation units outstanding at end of period (in thousands)	96	101	109	117	154	162	187	206	261	274
American Funds New Perspective Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.830	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$10.920	$9.116	$9.951
Accumulation unit value at end of period	$30.199	$22.830	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$10.920	$9.116
Number of accumulation units outstanding at end of period (in thousands)	65	65	74	88	102	124	110	99	84	69
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.519	$22.146	$23.756	$18.614	$18.458	$17.693	$17.315	$13.786	$13.055	$-
Accumulation unit value at end of period	$37.668	$28.519	$22.146	$23.756	$18.614	$18.458	$17.693	$17.315	$13.786	$-
Number of accumulation units outstanding at end of period (in thousands)	22	20	17	16	3	2	2	14	33	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.121	$17.195	$18.464	$14.482	$14.375	$13.793	$13.512	$10.768	$9.011	$9.861
Accumulation unit value at end of period	$29.189	$22.121	$17.195	$18.464	$14.482	$14.375	$13.793	$13.512	$10.768	$9.011
Number of accumulation units outstanding at end of period (in thousands)	44	62	63	60	72	75	47	33	33	29

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.755	$21.596	$23.213	$18.225	$18.108	$17.393	$17.055	$13.606	$11.397	$12.485
Accumulation unit value at end of period	$36.587	$27.755	$21.596	$23.213	$18.225	$18.108	$17.393	$17.055	$13.606	$11.397
Number of accumulation units outstanding at end of period (in thousands)	37	33	33	37	44	45	39	46	43	56
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.300	$16.607	$17.886	$14.070	$14.008	$13.482	$13.247	$10.589	$8.887	$10.108
Accumulation unit value at end of period	$28.022	$21.300	$16.607	$17.886	$14.070	$14.008	$13.482	$13.247	$10.589	$8.887
Number of accumulation units outstanding at end of period (in thousands)	63	64	76	81	100	98	101	84	71	63
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.259
Accumulation unit value at end of period	$34.516	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146
Number of accumulation units outstanding at end of period (in thousands)	73	70	75	85	97	90	92	106	100	100
American Funds SMALLCAP World Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.772	$15.238	$17.011	$13.519	$12.883	$12.660	$12.537	$9.771	$8.076	$9.506
Accumulation unit value at end of period	$26.964	$19.772	$15.238	$17.011	$13.519	$12.883	$12.660	$12.537	$9.771	$8.076
Number of accumulation units outstanding at end of period (in thousands)	21	20	21	33	32	32	32	27	13	7
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.368	$20.351	$22.755	$18.110	$17.284	$17.010	$16.870	$13.168	$12.718	$-
Accumulation unit value at end of period	$35.905	$26.368	$20.351	$22.755	$18.110	$17.284	$17.010	$16.870	$13.168	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	11	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.164	$14.805	$16.571	$13.201	$12.612	$12.424	$12.334	$9.637	$7.986	$9.422
Accumulation unit value at end of period	$26.069	$19.164	$14.805	$16.571	$13.201	$12.612	$12.424	$12.334	$9.637	$7.986
Number of accumulation units outstanding at end of period (in thousands)	2	4	5	5	12	11	7	5	4	11

APP I-12

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.662	$19.846	$22.235	$17.731	$16.957	$16.721	$16.617	$12.996	$10.780	$12.732
Accumulation unit value at end of period	$34.874	$25.662	$19.846	$22.235	$17.731	$16.957	$16.721	$16.617	$12.996	$10.780
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	4	5	11
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.457	$14.303	$16.056	$12.830	$12.294	$12.147	$12.096	$9.479	$7.878	$9.485
Accumulation unit value at end of period	$25.033	$18.457	$14.303	$16.056	$12.830	$12.294	$12.147	$12.096	$9.479	$7.878
Number of accumulation units outstanding at end of period (in thousands)	3	3	5	8	13	10	12	9	5	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.307	$18.873	$21.230	$16.998	$16.320	$16.157	$16.121	$12.659	$10.542	$12.501
Accumulation unit value at end of period	$32.900	$24.307	$18.873	$21.230	$16.998	$16.320	$16.157	$16.121	$12.659	$10.542
Number of accumulation units outstanding at end of period (in thousands)	12	13	13	13	14	13	14	16	16	16
American Funds The Bond Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.252	$12.365	$12.481	$12.189	$11.959	$12.029	$11.490	$11.819	$11.253	$10.654
Accumulation unit value at end of period	$14.559	$13.252	$12.365	$12.481	$12.189	$11.959	$12.029	$11.490	$11.819	$11.253
Number of accumulation units outstanding at end of period (in thousands)	79	75	84	98	95	116	115	87	102	94
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.779	$12.877	$13.017	$12.731	$12.509	$12.601	$12.055	$12.418	$12.086	$-
Accumulation unit value at end of period	$15.115	$13.779	$12.876	$13.017	$12.731	$12.509	$12.601	$12.055	$12.418	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	14	17	19	17	17	46	64	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.841	$12.012	$12.155	$11.900	$11.704	$11.802	$11.302	$11.654	$11.124	$10.558
Accumulation unit value at end of period	$14.072	$12.841	$12.012	$12.155	$11.900	$11.704	$11.802	$11.302	$11.654	$11.124
Number of accumulation units outstanding at end of period (in thousands)	44	50	52	55	57	50	43	40	40	40

APP I-13

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.410	$12.557	$12.719	$12.465	$12.272	$12.387	$11.874	$12.257	$11.711	$11.126
Accumulation unit value at end of period	$14.681	$13.410	$12.557	$12.719	$12.465	$12.272	$12.387	$11.874	$12.257	$11.711
Number of accumulation units outstanding at end of period (in thousands)	33	37	35	33	29	27	27	26	32	44
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.364	$11.601	$11.774	$11.562	$11.406	$11.536	$11.080	$11.460	$10.972	$10.659
Accumulation unit value at end of period	$13.509	$12.364	$11.601	$11.774	$11.562	$11.406	$11.536	$11.080	$11.460	$10.972
Number of accumulation units outstanding at end of period (in thousands)	35	40	37	44	69	79	67	76	73	78
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925
Accumulation unit value at end of period	$13.850	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453
Number of accumulation units outstanding at end of period (in thousands)	75	72	72	89	127	131	127	154	173	187
American Funds The Growth Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261	$12.991
Accumulation unit value at end of period	$49.628	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261
Number of accumulation units outstanding at end of period (in thousands)	311	312	323	288	302	335	309	282	343	374
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.426	$29.497	$30.688	$24.570	$22.873	$21.920	$20.252	$15.277	$14.591	$-
Accumulation unit value at end of period	$51.087	$37.426	$29.497	$30.688	$24.570	$22.873	$21.920	$20.252	$15.277	$-
Number of accumulation units outstanding at end of period (in thousands)	57	58	66	87	80	81	103	125	147	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.744	$19.521	$20.330	$16.293	$15.183	$14.565	$13.470	$10.171	$8.526	$9.056
Accumulation unit value at end of period	$33.742	$24.744	$19.521	$20.330	$16.293	$15.183	$14.565	$13.470	$10.171	$8.526
Number of accumulation units outstanding at end of period (in thousands)	125	151	172	257	306	352	291	292	327	345

APP I-14

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.026	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818	$12.566
Accumulation unit value at end of period	$46.353	$34.026	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818
Number of accumulation units outstanding at end of period (in thousands)	85	102	107	135	194	205	228	220	206	283
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.826	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409	$9.307
Accumulation unit value at end of period	$32.392	$23.826	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409
Number of accumulation units outstanding at end of period (in thousands)	181	217	255	286	338	329	396	376	304	344
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097
Accumulation unit value at end of period	$42.874	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332
Number of accumulation units outstanding at end of period (in thousands)	237	246	257	281	353	353	388	443	520	495
American Funds The Income Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.094	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$10.769	$9.699	$9.267
Accumulation unit value at end of period	$18.841	$18.094	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$10.769	$9.699
Number of accumulation units outstanding at end of period (in thousands)	204	203	251	294	339	411	392	303	287	245
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.593	$18.344	$19.531	$17.404	$15.901	$16.307	$15.196	$12.988	$12.327	$-
Accumulation unit value at end of period	$22.452	$21.593	$18.344	$19.531	$17.404	$15.901	$16.307	$15.196	$12.988	$-
Number of accumulation units outstanding at end of period (in thousands)	16	15	16	12	17	16	49	94	101	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.532	$14.909	$15.889	$14.173	$12.962	$13.307	$12.412	$10.619	$9.588	$9.183
Accumulation unit value at end of period	$18.211	$17.532	$14.909	$15.889	$14.173	$12.962	$13.307	$12.412	$10.619	$9.588
Number of accumulation units outstanding at end of period (in thousands)	70	78	80	137	139	142	132	113	163	169

APP I-15

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.016	$17.889	$19.085	$17.040	$15.600	$16.031	$14.967	$12.818	$11.586	$11.107
Accumulation unit value at end of period	$21.808	$21.016	$17.889	$19.085	$17.040	$15.600	$16.031	$14.967	$12.818	$11.586
Number of accumulation units outstanding at end of period (in thousands)	65	65	61	68	62	64	57	43	36	50
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.881	$14.398	$15.392	$13.770	$12.632	$13.007	$12.168	$10.442	$9.457	$9.577
Accumulation unit value at end of period	$17.483	$16.881	$14.398	$15.392	$13.770	$12.632	$13.007	$12.168	$10.442	$9.457
Number of accumulation units outstanding at end of period (in thousands)	38	38	45	70	107	107	129	136	104	88
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$10.906
Accumulation unit value at end of period	$20.573	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330
Number of accumulation units outstanding at end of period (in thousands)	84	92	101	105	135	135	134	154	164	175
American Funds The Investment Company of America®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.538	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$9.792	$8.543	$8.771
Accumulation unit value at end of period	$24.459	$21.538	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$9.792	$8.543
Number of accumulation units outstanding at end of period (in thousands)	137	137	152	154	164	170	140	69	89	79
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.356	$20.567	$22.223	$18.752	$16.532	$16.944	$15.270	$11.649	$11.249	$-
Accumulation unit value at end of period	$28.751	$25.356	$20.567	$22.223	$18.752	$16.532	$16.944	$15.270	$11.649	$-
Number of accumulation units outstanding at end of period (in thousands)	6	8	11	13	13	13	36	87	109	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.870	$16.945	$18.328	$15.481	$13.661	$14.016	$12.645	$9.656	$8.445	$8.692
Accumulation unit value at end of period	$23.641	$20.870	$16.945	$18.328	$15.481	$13.661	$14.016	$12.645	$9.656	$8.445
Number of accumulation units outstanding at end of period (in thousands)	53	72	77	76	110	111	79	66	41	52

APP I-16

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.677	$20.056	$21.715	$18.360	$16.218	$16.656	$15.041	$11.497	$10.066	$10.371
Accumulation unit value at end of period	$27.926	$24.677	$20.056	$21.715	$18.360	$16.218	$16.656	$15.041	$11.497	$10.066
Number of accumulation units outstanding at end of period (in thousands)	19	20	14	13	24	25	25	52	48	62
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.095	$16.365	$17.754	$15.041	$13.313	$13.700	$12.396	$9.495	$8.329	$8.872
Accumulation unit value at end of period	$22.695	$20.095	$16.365	$17.754	$15.041	$13.313	$13.700	$12.396	$9.495	$8.329
Number of accumulation units outstanding at end of period (in thousands)	66	65	80	105	77	87	78	105	102	92
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183
Accumulation unit value at end of period	$26.345	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844
Number of accumulation units outstanding at end of period (in thousands)	72	75	89	108	160	148	166	174	180	156
American Funds The New Economy Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.934	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$11.024	$8.965	$9.579
Accumulation unit value at end of period	$35.652	$26.934	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$11.024	$8.965
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	20	25	31	34	32	27	30
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.300	$26.590	$28.038	$21.074	$20.820	$20.255	$19.563	$13.773	$12.991	$-
Accumulation unit value at end of period	$44.012	$33.300	$26.590	$28.038	$21.074	$20.820	$20.255	$19.563	$13.773	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	6	10	4	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.098	$20.860	$22.018	$16.566	$16.383	$15.955	$15.424	$10.871	$8.862	$9.493
Accumulation unit value at end of period	$34.459	$26.098	$20.860	$22.018	$16.566	$16.383	$15.955	$15.424	$10.871	$8.862
Number of accumulation units outstanding at end of period (in thousands)	9	9	12	13	8	7	5	9	4	1

APP I-17

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.409	$25.930	$27.397	$20.634	$20.425	$19.911	$19.269	$13.594	$11.093	$11.895
Accumulation unit value at end of period	$42.749	$32.409	$25.930	$27.397	$20.634	$20.425	$19.911	$19.269	$13.594	$11.093
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	6	8	6	5	1	4	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.130	$20.146	$21.329	$16.096	$15.965	$15.594	$15.121	$10.689	$8.740	$9.921
Accumulation unit value at end of period	$33.081	$25.130	$20.146	$21.329	$16.096	$15.965	$15.594	$15.121	$10.689	$8.740
Number of accumulation units outstanding at end of period (in thousands)	11	12	12	14	21	25	29	29	21	20
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$11.680
Accumulation unit value at end of period	$40.329	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849
Number of accumulation units outstanding at end of period (in thousands)	20	24	25	25	32	27	29	29	26	24
American Funds Washington Mutual Investors FundSM
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.710	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$9.911	$8.887	$8.373
Accumulation unit value at end of period	$24.261	$22.710	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$9.911	$8.887
Number of accumulation units outstanding at end of period (in thousands)	12	11	15	21	28	29	26	18	60	42
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.321	$21.978	$22.875	$19.230	$17.128	$17.328	$15.738	$12.049	$11.689	$-
Accumulation unit value at end of period	$29.142	$27.321	$21.978	$22.875	$19.230	$17.128	$17.328	$15.738	$12.049	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	9	8	7	7	12	16	21	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.006	$17.720	$18.462	$15.535	$13.851	$14.027	$12.752	$9.773	$8.785	$8.297
Accumulation unit value at end of period	$23.450	$22.006	$17.720	$18.462	$15.535	$13.851	$14.027	$12.752	$9.773	$8.785
Number of accumulation units outstanding at end of period (in thousands)	19	32	32	31	25	32	25	18	14	47

APP I-18

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.589	$21.433	$22.353	$18.828	$16.804	$17.034	$15.501	$11.892	$10.700	$10.116
Accumulation unit value at end of period	$28.306	$26.589	$21.433	$22.353	$18.828	$16.804	$17.034	$15.501	$11.892	$10.700
Number of accumulation units outstanding at end of period (in thousands)	43	41	41	30	31	32	31	31	32	38
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.189	$17.113	$17.884	$15.094	$13.498	$13.711	$12.502	$9.610	$8.664	$8.812
Accumulation unit value at end of period	$22.511	$21.189	$17.113	$17.884	$15.094	$13.498	$13.711	$12.502	$9.610	$8.664
Number of accumulation units outstanding at end of period (in thousands)	27	29	44	59	67	68	65	53	36	30
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$9.933
Accumulation unit value at end of period	$26.704	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465
Number of accumulation units outstanding at end of period (in thousands)	41	41	44	43	58	50	74	88	97	85
Ave Maria Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541	$12.537
Accumulation unit value at end of period	$43.024	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.994	$26.426	$27.088	$21.407	$19.225	$19.888	$18.621	$14.253	$14.315	$-
Accumulation unit value at end of period	$42.330	$35.994	$26.426	$27.088	$21.407	$19.225	$19.888	$18.621	$14.253	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.642	$26.194	$26.877	$21.261	$19.113	$19.792	$18.549	$14.213	$12.484	$12.511
Accumulation unit value at end of period	$41.874	$35.642	$26.194	$26.877	$21.261	$19.113	$19.792	$18.549	$14.213	$12.484
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-19

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461	$12.500
Accumulation unit value at end of period	$41.422	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415	$13.531
Accumulation unit value at end of period	$40.533	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	2	6	5	4	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$12.458
Accumulation unit value at end of period	$39.664	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	8	8	7	6	4	3
Ave Maria Rising Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891	$11.422
Accumulation unit value at end of period	$31.047	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	8	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.881	$22.785	$24.092	$20.757	$18.115	$19.374	$17.844	$13.418	$12.865	$-
Accumulation unit value at end of period	$30.546	$28.881	$22.785	$24.092	$20.757	$18.115	$19.374	$17.844	$13.418	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	37	34	15	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.598	$22.585	$23.904	$20.615	$18.009	$19.280	$17.775	$13.380	$11.836	$11.398
Accumulation unit value at end of period	$30.216	$28.598	$22.585	$23.904	$20.615	$18.009	$19.280	$17.775	$13.380	$11.836
Number of accumulation units outstanding at end of period (in thousands)	4	3	14	13	11	11	9	8	7	7
APP I-20

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815	$11.388
Accumulation unit value at end of period	$29.890	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	8	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771	$12.551
Accumulation unit value at end of period	$29.249	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771
Number of accumulation units outstanding at end of period (in thousands)	10	9	15	29	26	26	26	33	14	6
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$11.350
Accumulation unit value at end of period	$28.621	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	10	8	7	5	3	5	4
Ave Maria Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829	$11.737
Accumulation unit value at end of period	$13.094	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	10	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.314	$10.284	$11.344	$9.699	$8.383	$13.976	$15.290	$12.168	$12.864	$-
Accumulation unit value at end of period	$12.987	$12.314	$10.284	$11.344	$9.699	$8.383	$13.976	$15.290	$12.168	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.259	$10.248	$11.316	$9.684	$8.379	$13.908	$15.231	$12.133	$11.775	$11.712
Accumulation unit value at end of period	$12.917	$12.259	$10.248	$11.316	$9.684	$8.379	$13.908	$15.231	$12.133	$11.775
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-21

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753	$11.702
Accumulation unit value at end of period	$12.846	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	9	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710	$12.682
Accumulation unit value at end of period	$12.707	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	6	5	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$11.663
Accumulation unit value at end of period	$12.569	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-	-
BlackRock LifePath® 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.774	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$10.000	$-
Accumulation unit value at end of period	$18.795	$16.774	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	-	4	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.575	$14.001	$14.814	$12.941	$12.225	$12.578	$12.063	$10.887	$10.000	$-
Accumulation unit value at end of period	$18.543	$16.575	$14.001	$14.814	$12.941	$12.225	$12.578	$12.063	$10.887	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.443	$13.904	$14.726	$12.877	$12.177	$12.541	$12.039	$10.877	$10.000	$-
Accumulation unit value at end of period	$18.378	$16.443	$13.904	$14.726	$12.877	$12.177	$12.541	$12.039	$10.877	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	48	15	-	-	-

APP I-22

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.313	$13.807	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$10.000	$-
Accumulation unit value at end of period	$18.214	$16.313	$13.807	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	6	6	4	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.055	$13.616	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$10.000	$-
Accumulation unit value at end of period	$17.890	$16.055	$13.616	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	15	14	4	2	30	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-
Accumulation unit value at end of period	$17.572	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	11	3	3	2	12	10	8	4	-	-
BlackRock LifePath® 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.552	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$10.000	$-
Accumulation unit value at end of period	$20.961	$18.552	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.332	$14.956	$16.134	$13.613	$12.760	$13.159	$12.594	$11.015	$10.000	$-
Accumulation unit value at end of period	$20.681	$18.332	$14.956	$16.134	$13.613	$12.760	$13.159	$12.594	$11.015	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.186	$14.852	$16.038	$13.545	$12.710	$13.120	$12.569	$11.005	$10.000	$-
Accumulation unit value at end of period	$20.496	$18.186	$14.852	$16.038	$13.545	$12.710	$13.120	$12.569	$11.005	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	-	-

APP I-23

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.042	$14.749	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$10.000	$-
Accumulation unit value at end of period	$20.313	$18.042	$14.749	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	4	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.757	$14.545	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$10.000	$-
Accumulation unit value at end of period	$19.952	$17.757	$14.545	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	2	7	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-
Accumulation unit value at end of period	$19.598	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-
Number of accumulation units outstanding at end of period (in thousands)	25	23	20	8	9	12	6	1	-	-
BlackRock LifePath® 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.842	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$10.000	$-
Accumulation unit value at end of period	$22.513	$19.842	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.606	$15.657	$17.212	$14.194	$13.240	$13.685	$13.072	$11.134	$10.000	$-
Accumulation unit value at end of period	$22.212	$19.606	$15.657	$17.212	$14.194	$13.240	$13.685	$13.072	$11.134	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.451	$15.548	$17.110	$14.124	$13.188	$13.644	$13.046	$11.123	$10.000	$-
Accumulation unit value at end of period	$22.014	$19.451	$15.548	$17.110	$14.124	$13.188	$13.644	$13.046	$11.123	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	4	-	-	-	-

APP I-24

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.296	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$10.000	$-
Accumulation unit value at end of period	$21.818	$19.296	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.991	$15.226	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$10.000	$-
Accumulation unit value at end of period	$21.430	$18.991	$15.226	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$-
Number of accumulation units outstanding at end of period (in thousands)	5	7	5	3	4	1	4	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-
Accumulation unit value at end of period	$21.049	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	6	3	3	4	2	-	-	-
BlackRock LifePath® 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.427	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$10.000	$-
Accumulation unit value at end of period	$23.409	$20.427	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.184	$16.109	$17.745	$14.611	$13.630	$14.096	$13.436	$11.204	$10.000	$-
Accumulation unit value at end of period	$23.097	$20.184	$16.109	$17.745	$14.611	$13.630	$14.096	$13.436	$11.204	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.024	$15.997	$17.640	$14.539	$13.576	$14.055	$13.410	$11.193	$10.000	$-
Accumulation unit value at end of period	$22.890	$20.024	$15.997	$17.640	$14.539	$13.576	$14.055	$13.410	$11.193	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-25

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.865	$15.886	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$10.000	$-
Accumulation unit value at end of period	$22.686	$19.865	$15.886	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	3	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.551	$15.666	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$10.000	$-
Accumulation unit value at end of period	$22.283	$19.551	$15.666	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$-
Number of accumulation units outstanding at end of period (in thousands)	13	9	5	4	3	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-
Accumulation unit value at end of period	$21.887	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-
Number of accumulation units outstanding at end of period (in thousands)	14	9	5	2	2	2	-	-	-	-
BlackRock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.252	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	30	53	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.113	$9.309	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.192	$12.113	$9.309	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	8	8	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.092	$9.302	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.153	$12.092	$9.302	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	16	16	-	-	-	-	-	-	-

APP I-26

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.070	$9.295	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.114	$12.070	$9.295	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	19	18	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.027	$9.280	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.035	$12.027	$9.280	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	20	22	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.958	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	23	36	-	-	-	-	-	-	-
BNY Mellon Bond Market Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.079	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.490	$12.105	$11.324
Accumulation unit value at end of period	$15.028	$14.079	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.490	$12.105
Number of accumulation units outstanding at end of period (in thousands)	96	91	90	100	62	62	91	72	59	50
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.835	$12.877	$13.000	$12.692	$12.514	$12.589	$12.003	$12.403	$12.170	$-
Accumulation unit value at end of period	$14.745	$13.835	$12.877	$13.000	$12.692	$12.514	$12.589	$12.003	$12.403	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	34	39	47	30	24	25	4	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.675	$12.741	$12.875	$12.582	$12.418	$12.505	$11.935	$12.345	$11.994	$11.249
Accumulation unit value at end of period	$14.560	$13.675	$12.741	$12.875	$12.582	$12.418	$12.505	$11.935	$12.345	$11.994
Number of accumulation units outstanding at end of period (in thousands)	55	50	48	49	53	35	39	49	67	24

APP I-27

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.516	$12.605	$12.751	$12.474	$12.323	$12.422	$11.867	$12.287	$11.951	$11.219
Accumulation unit value at end of period	$14.377	$13.516	$12.605	$12.751	$12.474	$12.323	$12.422	$11.867	$12.287	$11.951
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	8	7	13	15	25	25	6
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.204	$12.339	$12.507	$12.259	$12.136	$12.257	$11.734	$12.173	$11.863	$11.384
Accumulation unit value at end of period	$14.017	$13.204	$12.339	$12.507	$12.259	$12.136	$12.257	$11.734	$12.173	$11.863
Number of accumulation units outstanding at end of period (in thousands)	49	41	38	69	83	64	54	63	37	19
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099
Accumulation unit value at end of period	$13.666	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776
Number of accumulation units outstanding at end of period (in thousands)	113	98	98	93	88	84	97	88	93	79
BNY Mellon Midcap Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881	$13.236
Accumulation unit value at end of period	$35.692	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881
Number of accumulation units outstanding at end of period (in thousands)	53	48	50	52	38	61	56	57	51	40
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.037	$24.881	$28.298	$24.621	$20.612	$21.307	$19.608	$14.854	$14.391	$-
Accumulation unit value at end of period	$34.875	$31.037	$24.881	$28.298	$24.621	$20.612	$21.307	$19.608	$14.854	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	11	16	21	9	5	11	12	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.704	$20.627	$23.483	$20.452	$17.138	$17.734	$16.337	$12.388	$10.650	$10.971
Accumulation unit value at end of period	$28.854	$25.704	$20.627	$23.483	$20.452	$17.138	$17.734	$16.337	$12.388	$10.650
Number of accumulation units outstanding at end of period (in thousands)	13	15	19	29	27	26	22	16	27	19

APP I-28

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.153	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593	$12.986
Accumulation unit value at end of period	$33.813	$30.153	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593
Number of accumulation units outstanding at end of period (in thousands)	12	11	12	13	13	22	20	18	13	12
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.820	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533	$11.731
Accumulation unit value at end of period	$27.778	$24.820	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533
Number of accumulation units outstanding at end of period (in thousands)	21	26	40	43	51	40	40	28	21	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706
Accumulation unit value at end of period	$31.786	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272
Number of accumulation units outstanding at end of period (in thousands)	23	25	27	28	25	28	39	37	40	34
BNY Mellon S&P 500 Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.733	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$10.950	$9.532	$9.424
Accumulation unit value at end of period	$31.327	$26.733	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$10.950	$9.532
Number of accumulation units outstanding at end of period (in thousands)	135	124	144	164	137	172	148	119	111	147
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.269	$20.204	$21.378	$17.746	$16.041	$16.000	$14.234	$10.873	$10.566	$-
Accumulation unit value at end of period	$30.737	$26.269	$20.204	$21.378	$17.746	$16.041	$16.000	$14.234	$10.873	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	7	28	41	31	28	35	30	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.964	$19.989	$21.173	$17.593	$15.919	$15.894	$14.153	$10.823	$9.444	$9.361
Accumulation unit value at end of period	$30.350	$25.964	$19.989	$21.173	$17.593	$15.919	$15.894	$14.153	$10.823	$9.444
Number of accumulation units outstanding at end of period (in thousands)	57	54	80	86	95	68	58	39	39	22

APP I-29

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.663	$19.777	$20.969	$17.441	$15.797	$15.788	$14.073	$10.772	$9.410	$9.336
Accumulation unit value at end of period	$29.968	$25.663	$19.777	$20.969	$17.441	$15.797	$15.788	$14.073	$10.772	$9.410
Number of accumulation units outstanding at end of period (in thousands)	56	49	45	55	38	37	36	40	26	14
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.071	$19.360	$20.568	$17.142	$15.557	$15.579	$13.915	$10.672	$9.341	$9.773
Accumulation unit value at end of period	$29.219	$25.071	$19.360	$20.568	$17.142	$15.557	$15.579	$13.915	$10.672	$9.341
Number of accumulation units outstanding at end of period (in thousands)	62	87	86	106	98	75	67	73	50	26
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237
Accumulation unit value at end of period	$28.488	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273
Number of accumulation units outstanding at end of period (in thousands)	72	74	82	93	110	109	123	95	99	85
BNY Mellon Smallcap Stock Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404	$12.365
Accumulation unit value at end of period	$34.884	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404
Number of accumulation units outstanding at end of period (in thousands)	35	38	38	36	23	29	32	29	30	26
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.931	$25.459	$28.125	$25.184	$20.142	$20.737	$19.802	$14.160	$13.547	$-
Accumulation unit value at end of period	$34.084	$30.931	$25.459	$28.125	$25.184	$20.142	$20.737	$19.802	$14.160	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	3	1	-	1	3	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.851	$22.947	$25.375	$22.744	$18.209	$18.766	$17.938	$12.839	$11.150	$11.143
Accumulation unit value at end of period	$30.660	$27.851	$22.947	$25.375	$22.744	$18.209	$18.766	$17.938	$12.839	$11.150
Number of accumulation units outstanding at end of period (in thousands)	9	11	14	14	30	30	27	14	9	4
APP I-30

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.050	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127	$12.131
Accumulation unit value at end of period	$33.047	$30.050	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	7	8	7	8	6	8
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.893	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028	$11.816
Accumulation unit value at end of period	$29.516	$26.893	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028
Number of accumulation units outstanding at end of period (in thousands)	22	23	25	26	25	24	17	15	10	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869
Accumulation unit value at end of period	$31.066	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818
Number of accumulation units outstanding at end of period (in thousands)	24	21	22	23	22	23	29	23	20	24
Calamos Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$10.000	$-
Accumulation unit value at end of period	$27.544	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.001	$14.816	$17.643	$13.211	$13.434	$12.880	$12.881	$10.846	$10.000	$-
Accumulation unit value at end of period	$27.176	$19.001	$14.816	$17.643	$13.211	$13.434	$12.880	$12.881	$10.846	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.850	$14.713	$17.538	$13.145	$13.381	$12.841	$12.856	$10.835	$10.000	$-
Accumulation unit value at end of period	$26.933	$18.850	$14.713	$17.538	$13.145	$13.381	$12.841	$12.856	$10.835	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-31

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$10.000	$-
Accumulation unit value at end of period	$26.693	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$10.000	$-
Accumulation unit value at end of period	$26.218	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-
Accumulation unit value at end of period	$25.752	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.881	$13.030	$13.550	$12.779	$12.161	$12.371	$11.855	$12.004	$11.106	$10.875
Accumulation unit value at end of period	$16.032	$14.881	$13.030	$13.550	$12.779	$12.161	$12.371	$11.855	$12.004	$11.106
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	7	6	7	15	13	6	18
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.623	$12.823	$13.355	$12.614	$12.022	$12.248	$11.755	$11.920	$11.285	$-
Accumulation unit value at end of period	$15.730	$14.623	$12.823	$13.355	$12.614	$12.022	$12.248	$11.755	$11.920	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.453	$12.687	$13.227	$12.505	$11.930	$12.167	$11.688	$11.865	$11.005	$10.803
Accumulation unit value at end of period	$15.532	$14.453	$12.687	$13.227	$12.505	$11.930	$12.167	$11.688	$11.865	$11.005
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	13	34	22	8	15	20	29

APP I-32

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.285	$12.552	$13.100	$12.397	$11.839	$12.086	$11.622	$11.809	$10.964	$10.774
Accumulation unit value at end of period	$15.337	$14.285	$12.552	$13.100	$12.397	$11.839	$12.086	$11.622	$11.809	$10.964
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.956	$12.287	$12.849	$12.184	$11.659	$11.926	$11.491	$11.700	$10.884	$10.947
Accumulation unit value at end of period	$14.953	$13.956	$12.287	$12.849	$12.184	$11.659	$11.926	$11.491	$11.700	$10.884
Number of accumulation units outstanding at end of period (in thousands)	8	9	10	10	13	12	27	28	16	16
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$10.660
Accumulation unit value at end of period	$14.579	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805
Number of accumulation units outstanding at end of period (in thousands)	16	16	11	13	14	17	19	19	35	37
ClearBridge Aggressive Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.942	$18.566	$20.270	$17.825	$16.946	$17.819	$15.627	$10.867	$9.216	$9.135
Accumulation unit value at end of period	$27.267	$22.942	$18.566	$20.270	$17.825	$16.946	$17.819	$15.627	$10.867	$9.216
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.511	$18.244	$19.949	$17.569	$16.728	$17.616	$15.472	$10.775	$10.404	$-
Accumulation unit value at end of period	$26.715	$22.511	$18.244	$19.949	$17.569	$16.728	$17.616	$15.472	$10.775	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.228	$18.033	$19.738	$17.401	$16.584	$17.482	$15.370	$10.715	$9.110	$9.052
Accumulation unit value at end of period	$26.353	$22.228	$18.033	$19.738	$17.401	$16.584	$17.482	$15.370	$10.715	$9.110
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-33

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.949	$17.824	$19.529	$17.234	$16.442	$17.349	$15.268	$10.655	$9.068	$9.020
Accumulation unit value at end of period	$25.996	$21.949	$17.824	$19.529	$17.234	$16.442	$17.349	$15.268	$10.655	$9.068
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.401	$17.414	$19.118	$16.904	$16.160	$17.086	$15.066	$10.535	$8.984	$9.934
Accumulation unit value at end of period	$25.296	$21.401	$17.414	$19.118	$16.904	$16.160	$17.086	$15.066	$10.535	$8.984
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	5	5	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.867	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901	$8.889
Accumulation unit value at end of period	$24.615	$20.867	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	2	2
ClearBridge Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.076	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$10.706	$10.698
Accumulation unit value at end of period	$42.919	$30.076	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$10.706
Number of accumulation units outstanding at end of period (in thousands)	11	12	18	18	18	19	21	16	7	7
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.511	$23.714	$22.915	$18.457	$17.551	$18.559	$18.088	$12.550	$12.500	$-
Accumulation unit value at end of period	$42.049	$29.511	$23.714	$22.915	$18.457	$17.551	$18.559	$18.088	$12.550	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$29.140	$23.439	$22.672	$18.279	$17.400	$18.418	$17.969	$12.479	$10.583	$10.601
Accumulation unit value at end of period	$41.480	$29.140	$23.439	$22.672	$18.279	$17.400	$18.418	$17.969	$12.479	$10.583
Number of accumulation units outstanding at end of period (in thousands)	2	3	1	2	1	-	-	-	8	8

APP I-34

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.774	$23.168	$22.432	$18.104	$17.250	$18.278	$17.850	$12.409	$10.534	$10.563
Accumulation unit value at end of period	$40.918	$28.774	$23.168	$22.432	$18.104	$17.250	$18.278	$17.850	$12.409	$10.534
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	2	2	2	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$28.055	$22.635	$21.960	$17.758	$16.955	$18.001	$17.614	$12.270	$10.437	$11.387
Accumulation unit value at end of period	$39.817	$28.055	$22.635	$21.960	$17.758	$16.955	$18.001	$17.614	$12.270	$10.437
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	4	4	2	3	3	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$10.410
Accumulation unit value at end of period	$38.745	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	3	4	3
ClearBridge Value Trust
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.440	$19.349	$22.347	$19.618	$17.540	$18.307	$16.198	$11.786	$10.220	$10.616
Accumulation unit value at end of period	$27.032	$24.440	$19.349	$22.347	$19.618	$17.540	$18.307	$16.198	$11.786	$10.220
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.786	$18.860	$21.814	$19.179	$17.173	$17.951	$15.907	$11.591	$11.213	$-
Accumulation unit value at end of period	$26.269	$23.786	$18.860	$21.814	$19.179	$17.173	$17.951	$15.907	$11.591	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.114	$10.409	$12.051	$10.606	$9.507	$9.947	$8.823	$6.436	$5.595	$5.826
Accumulation unit value at end of period	$14.469	$13.114	$10.409	$12.051	$10.606	$9.507	$9.947	$8.823	$6.436	$5.595
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-35

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.021	$18.290	$21.198	$18.674	$16.755	$17.549	$15.582	$11.377	$9.900	$10.319
Accumulation unit value at end of period	$25.374	$23.021	$18.290	$21.198	$18.674	$16.755	$17.549	$15.582	$11.377	$9.900
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	3	4	6	5	5	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.628	$10.052	$11.674	$10.305	$9.265	$9.723	$8.650	$6.328	$5.518	$5.841
Accumulation unit value at end of period	$13.890	$12.628	$10.052	$11.674	$10.305	$9.265	$9.723	$8.650	$6.328	$5.518
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546	$9.991
Accumulation unit value at end of period	$23.602	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	5	5	5	5	4
Columbia Large Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.968	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091	$8.606
Accumulation unit value at end of period	$20.987	$19.968	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	5	4	4	3	3	1	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.593	$15.150	$17.116	$14.741	$12.911	$13.262	$11.939	$9.163	$8.866	$-
Accumulation unit value at end of period	$20.562	$19.593	$15.150	$17.116	$14.741	$12.911	$13.262	$11.939	$9.163	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.690	$14.467	$16.361	$14.104	$12.365	$12.715	$11.457	$8.802	$7.726	$8.238
Accumulation unit value at end of period	$19.595	$18.690	$14.467	$16.361	$14.104	$12.365	$12.715	$11.457	$8.802	$7.726
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	4	8	9	14	3

APP I-36

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.103	$14.801	$16.756	$14.459	$12.689	$13.061	$11.781	$9.060	$7.961	$8.497
Accumulation unit value at end of period	$20.008	$19.103	$14.801	$16.756	$14.459	$12.689	$13.061	$11.781	$9.060	$7.961
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.996	$13.971	$15.848	$13.703	$12.050	$12.428	$11.232	$8.655	$7.620	$8.482
Accumulation unit value at end of period	$18.811	$17.996	$13.971	$15.848	$13.703	$12.050	$12.428	$11.232	$8.655	$7.620
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$8.374
Accumulation unit value at end of period	$18.945	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	1
Columbia Select Mid Cap Value Fund — Class A
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.676	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$9.675	$8.347	$8.764
Accumulation unit value at end of period	$20.847	$19.676	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$9.675	$8.347
Number of accumulation units outstanding at end of period (in thousands)	10	9	12	8	9	7	6	10	20	19
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.307	$14.800	$17.214	$15.288	$13.503	$14.333	$12.882	$9.593	$9.209	$-
Accumulation unit value at end of period	$20.425	$19.307	$14.800	$17.214	$15.288	$13.503	$14.333	$12.882	$9.593	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.065	$14.629	$17.032	$15.141	$13.387	$14.225	$12.797	$9.540	$8.251	$8.685
Accumulation unit value at end of period	$20.149	$19.065	$14.629	$17.032	$15.141	$13.387	$14.225	$12.797	$9.540	$8.251
Number of accumulation units outstanding at end of period (in thousands)	15	14	14	14	26	26	19	8	13	7

APP I-37

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.826	$14.460	$16.853	$14.997	$13.272	$14.117	$12.713	$9.486	$8.213	$8.654
Accumulation unit value at end of period	$19.877	$18.826	$14.460	$16.853	$14.997	$13.272	$14.117	$12.713	$9.486	$8.213
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.357	$14.128	$16.499	$14.711	$13.046	$13.904	$12.546	$9.381	$8.138	$9.143
Accumulation unit value at end of period	$19.343	$18.357	$14.128	$16.499	$14.711	$13.046	$13.904	$12.546	$9.381	$8.138
Number of accumulation units outstanding at end of period (in thousands)	8	9	15	17	24	25	34	38	35	23
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.530
Accumulation unit value at end of period	$18.823	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063
Number of accumulation units outstanding at end of period (in thousands)	16	13	12	14	19	17	14	22	27	22
Columbia Select Mid Cap Value Fund — Class ADV
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.984	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.973	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.966	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-38

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.946	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.932	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-
Columbia Select Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.181	$11.126	$12.905	$11.488	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.404	$13.181	$11.126	$12.905	$11.488	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.057	$11.049	$12.849	$11.466	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.233	$13.057	$11.049	$12.849	$11.466	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	-	-	-	-

APP I-39

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.813	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.897	$12.813	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Seligman Global Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.965	$28.532	$31.435	$23.490	$20.278	$18.547	$14.947	$11.886	$11.087	$11.988
Accumulation unit value at end of period	$63.849	$43.965	$28.532	$31.435	$23.490	$20.278	$18.547	$14.947	$11.886	$11.087
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	2	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$43.139	$28.039	$30.938	$23.153	$20.017	$18.335	$14.798	$11.785	$12.840	$-
Accumulation unit value at end of period	$62.556	$43.139	$28.039	$30.938	$23.153	$20.017	$18.335	$14.798	$11.785	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.878	$27.246	$30.094	$22.544	$19.509	$17.889	$14.452	$11.521	$10.774	$11.679
Accumulation unit value at end of period	$60.667	$41.878	$27.246	$30.094	$22.544	$19.509	$17.889	$14.452	$11.521	$10.774
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-40

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$42.063	$27.393	$30.287	$22.711	$19.674	$18.057	$14.603	$11.653	$10.909	$11.836
Accumulation unit value at end of period	$60.873	$42.063	$27.393	$30.287	$22.711	$19.674	$18.057	$14.603	$11.653	$10.909
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$40.324	$26.314	$29.152	$21.904	$19.012	$17.485	$14.169	$11.329	$10.627	$11.713
Accumulation unit value at end of period	$58.241	$40.324	$26.314	$29.152	$21.904	$19.012	$17.485	$14.169	$11.329	$10.627
Number of accumulation units outstanding at end of period (in thousands)	2	1	3	2	2	3	3	3	3	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665
Accumulation unit value at end of period	$57.641	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	2	2	2	2	2	5
Davis Opportunity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.232	$17.004	$19.758	$16.131	$14.065	$13.474	$12.620	$8.930	$8.001	$8.344
Accumulation unit value at end of period	$23.828	$21.232	$17.004	$19.758	$16.131	$14.065	$13.474	$12.620	$8.930	$8.001
Number of accumulation units outstanding at end of period (in thousands)	1	4	4	4	3	3	3	2	2	4
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.467	$19.624	$22.837	$18.673	$16.306	$15.645	$14.674	$10.399	$9.975	$-
Accumulation unit value at end of period	$27.418	$24.467	$19.624	$22.837	$18.673	$16.306	$15.645	$14.674	$10.399	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.578	$16.521	$19.246	$15.752	$13.769	$13.224	$12.416	$8.808	$7.911	$8.271
Accumulation unit value at end of period	$23.036	$20.578	$16.521	$19.246	$15.752	$13.769	$13.224	$12.416	$8.808	$7.911
Number of accumulation units outstanding at end of period (in thousands)	3	2	3	-	-	-	-	-	-	-

APP I-41

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.812	$19.137	$22.315	$18.283	$15.997	$15.379	$14.454	$10.264	$9.228	$9.657
Accumulation unit value at end of period	$26.630	$23.812	$19.137	$22.315	$18.283	$15.997	$15.379	$14.454	$10.264	$9.228
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	3	6	6	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.820	$15.961	$18.648	$15.309	$13.422	$12.929	$12.176	$8.663	$7.804	$8.419
Accumulation unit value at end of period	$22.121	$19.820	$15.961	$18.648	$15.309	$13.422	$12.929	$12.176	$8.663	$7.804
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	4	4	4	4	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.554	$18.199	$21.307	$17.526	$15.396	$14.861	$14.023	$9.997	$9.024	$9.482
Accumulation unit value at end of period	$25.123	$22.554	$18.199	$21.307	$17.526	$15.396	$14.861	$14.023	$9.997	$9.024
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	4	4
Delaware Diversified Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$10.000	$-
Accumulation unit value at end of period	$13.623	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	21	29	4	4	4	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.237	$11.119	$11.448	$10.947	$10.639	$10.833	$10.373	$10.586	$10.000	$-
Accumulation unit value at end of period	$13.441	$12.237	$11.119	$11.448	$10.947	$10.639	$10.833	$10.373	$10.586	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.140	$11.042	$11.380	$10.893	$10.597	$10.801	$10.353	$10.576	$10.000	$-
Accumulation unit value at end of period	$13.321	$12.140	$11.042	$11.380	$10.893	$10.597	$10.801	$10.353	$10.576	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-42

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$10.000	$-
Accumulation unit value at end of period	$13.203	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$10.000	$-
Accumulation unit value at end of period	$12.968	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	6	6	3	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-
Accumulation unit value at end of period	$12.737	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	-	5	-	4	6	-	-
Delaware Extended Duration Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$10.000	$-
Accumulation unit value at end of period	$18.243	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.823	$12.979	$14.224	$12.770	$11.985	$12.668	$11.000	$11.534	$10.000	$-
Accumulation unit value at end of period	$17.999	$15.823	$12.979	$14.224	$12.770	$11.985	$12.668	$11.000	$11.534	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.697	$12.889	$14.139	$12.706	$11.938	$12.630	$10.979	$11.523	$10.000	$-
Accumulation unit value at end of period	$17.839	$15.697	$12.889	$14.139	$12.706	$11.938	$12.630	$10.979	$11.523	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-43

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$10.000	$-
Accumulation unit value at end of period	$17.679	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$10.000	$-
Accumulation unit value at end of period	$17.365	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-
Accumulation unit value at end of period	$17.057	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-
Eaton Vance Atlanta Capital SMID-Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$10.000	$-
Accumulation unit value at end of period	$32.066	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	13	12	12	11	8	6	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.700	$21.541	$22.962	$18.575	$16.850	$15.495	$14.867	$11.025	$10.000	$-
Accumulation unit value at end of period	$31.638	$28.700	$21.541	$22.962	$18.575	$16.850	$15.495	$14.867	$11.025	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.472	$21.391	$22.826	$18.483	$16.783	$15.449	$14.838	$11.015	$10.000	$-
Accumulation unit value at end of period	$31.355	$28.472	$21.391	$22.826	$18.483	$16.783	$15.449	$14.838	$11.015	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	4	9	8	7	1	-	-

APP I-44

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$10.000	$-
Accumulation unit value at end of period	$31.076	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	3	4	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$10.000	$-
Accumulation unit value at end of period	$30.523	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	2	-	3	2	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-
Accumulation unit value at end of period	$29.981	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	5	6	6	6	4	1	-
Federated Hermes Clover Small Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$10.000	$-
Accumulation unit value at end of period	$19.998	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.197	$15.305	$18.872	$16.938	$14.012	$15.090	$14.195	$10.866	$10.000	$-
Accumulation unit value at end of period	$19.731	$18.197	$15.305	$18.872	$16.938	$14.012	$15.090	$14.195	$10.866	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.053	$15.199	$18.760	$16.854	$13.957	$15.045	$14.167	$10.856	$10.000	$-
Accumulation unit value at end of period	$19.555	$18.053	$15.199	$18.760	$16.854	$13.957	$15.045	$14.167	$10.856	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-45

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$10.000	$-
Accumulation unit value at end of period	$19.380	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$10.000	$-
Accumulation unit value at end of period	$19.036	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-
Accumulation unit value at end of period	$18.697	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes Equity Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.009	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$10.202	$9.217	$8.620
Accumulation unit value at end of period	$19.069	$18.009	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$10.202	$9.217
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.640	$17.961	$20.472	$17.755	$16.321	$17.371	$16.198	$12.389	$12.149	$-
Accumulation unit value at end of period	$22.879	$21.640	$17.961	$20.472	$17.755	$16.321	$17.371	$16.198	$12.389	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	3	4	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.455	$14.502	$16.546	$14.364	$13.217	$14.082	$13.144	$10.063	$9.113	$8.545
Accumulation unit value at end of period	$18.436	$17.455	$14.502	$16.546	$14.364	$13.217	$14.082	$13.144	$10.063	$9.113
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-

APP I-46

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.061	$17.515	$20.005	$17.384	$16.011	$17.076	$15.955	$12.227	$11.084	$10.403
Accumulation unit value at end of period	$22.222	$21.061	$17.515	$20.005	$17.384	$16.011	$17.076	$15.955	$12.227	$11.084
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.812	$14.010	$16.033	$13.960	$12.884	$13.768	$12.890	$9.898	$8.991	$8.962
Accumulation unit value at end of period	$17.703	$16.812	$14.010	$16.033	$13.960	$12.884	$13.768	$12.890	$9.898	$8.991
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	3	3	3	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$10.841	$10.215
Accumulation unit value at end of period	$20.965	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$10.841
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	4	3	2	4	3	3
Federated Hermes Fund for U.S. Government Securities
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.818	$13.119	$13.181	$13.033	$12.916	$12.900	$12.328	$12.641	$12.381	$11.917
Accumulation unit value at end of period	$14.262	$13.818	$13.119	$13.181	$13.033	$12.916	$12.900	$12.328	$12.641	$12.381
Number of accumulation units outstanding at end of period (in thousands)	7	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.112	$13.419	$13.502	$13.371	$13.270	$13.273	$12.704	$13.046	$12.925	$-
Accumulation unit value at end of period	$14.544	$14.112	$13.419	$13.502	$13.371	$13.270	$13.273	$12.704	$13.046	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.393	$12.747	$12.840	$12.727	$12.644	$12.660	$12.129	$12.468	$12.242	$11.813
Accumulation unit value at end of period	$13.789	$13.393	$12.747	$12.840	$12.727	$12.644	$12.660	$12.129	$12.468	$12.242
Number of accumulation units outstanding at end of period (in thousands)	3	9	10	10	16	15	9	8	7	5

APP I-47

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.735	$13.086	$13.194	$13.091	$13.019	$13.048	$12.513	$12.876	$12.655	$12.224
Accumulation unit value at end of period	$14.127	$13.735	$13.086	$13.194	$13.091	$13.019	$13.048	$12.513	$12.876	$12.655
Number of accumulation units outstanding at end of period (in thousands)	-	3	-	-	-	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.900	$12.315	$12.441	$12.369	$12.326	$12.378	$11.894	$12.263	$12.078	$11.883
Accumulation unit value at end of period	$13.241	$12.900	$12.315	$12.441	$12.369	$12.326	$12.378	$11.894	$12.263	$12.078
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	3	3	3	6	14	5	16
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.009	$12.444	$12.598	$12.550	$12.530	$12.609	$12.140	$12.542	$12.377	$12.003
Accumulation unit value at end of period	$13.327	$13.009	$12.444	$12.598	$12.550	$12.530	$12.609	$12.140	$12.542	$12.377
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	2	3	5	6	16	13
Federated Hermes Global Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.505	$14.073	$15.475	$13.286	$12.931	$13.599	$13.183	$11.179	$10.040	$10.386
Accumulation unit value at end of period	$18.483	$16.505	$14.073	$15.475	$13.286	$12.931	$13.599	$13.183	$11.179	$10.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.253	$16.440	$18.105	$15.567	$15.174	$15.982	$15.516	$13.178	$12.938	$-
Accumulation unit value at end of period	$21.528	$19.253	$16.440	$18.105	$15.567	$15.174	$15.982	$15.516	$13.178	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.069	$18.008	$19.852	$17.086	$16.672	$17.577	$17.082	$14.522	$13.075	$13.559
Accumulation unit value at end of period	$23.534	$21.069	$18.008	$19.852	$17.086	$16.672	$17.577	$17.082	$14.522	$13.075
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-48

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.738	$16.032	$17.691	$15.242	$14.887	$15.710	$15.284	$13.006	$11.721	$12.167
Accumulation unit value at end of period	$20.910	$18.738	$16.032	$17.691	$15.242	$14.887	$15.710	$15.284	$13.006	$11.721
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.679	$18.586	$20.551	$17.741	$17.362	$18.359	$17.896	$15.260	$13.780	$14.869
Accumulation unit value at end of period	$24.144	$21.679	$18.586	$20.551	$17.741	$17.362	$18.359	$17.896	$15.260	$13.780
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.748	$15.246	$16.892	$14.611	$14.328	$15.181	$14.828	$12.669	$11.463	$11.947
Accumulation unit value at end of period	$19.726	$17.748	$15.246	$16.892	$14.611	$14.328	$15.181	$14.828	$12.669	$11.463
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes High Income Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.550	$18.061	$18.725	$17.664	$15.530	$16.137	$15.879	$14.957	$13.154	$12.631
Accumulation unit value at end of period	$21.652	$20.550	$18.061	$18.725	$17.664	$15.530	$16.137	$15.879	$14.957	$13.154
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.090	$19.445	$20.190	$19.074	$16.794	$17.478	$17.224	$16.249	$15.217	$-
Accumulation unit value at end of period	$23.240	$22.090	$19.445	$20.190	$19.074	$16.794	$17.478	$17.224	$16.249	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.917	$17.549	$18.240	$17.249	$15.203	$15.837	$15.623	$14.753	$13.007	$12.521
Accumulation unit value at end of period	$20.933	$19.917	$17.549	$18.240	$17.249	$15.203	$15.837	$15.623	$14.753	$13.007
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-49

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.499	$18.962	$19.728	$18.676	$16.476	$17.181	$16.966	$16.037	$14.153	$13.638
Accumulation unit value at end of period	$22.573	$21.499	$18.962	$19.728	$18.676	$16.476	$17.181	$16.966	$16.037	$14.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.183	$16.954	$17.674	$16.764	$14.820	$15.485	$15.321	$14.511	$12.832	$12.838
Accumulation unit value at end of period	$20.101	$19.183	$16.954	$17.674	$16.764	$14.820	$15.485	$15.321	$14.511	$12.832
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.364	$18.033	$18.837	$17.903	$15.858	$16.603	$16.460	$15.621	$13.841	$13.391
Accumulation unit value at end of period	$21.296	$20.364	$18.033	$18.837	$17.903	$15.858	$16.603	$16.460	$15.621	$13.841
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	3
Federated Hermes International Leaders Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.576	$13.944	$17.706	$13.904	$14.396	$14.795	$15.561	$12.300	$9.502	$11.722
Accumulation unit value at end of period	$20.192	$17.576	$13.944	$17.706	$13.904	$14.396	$14.795	$15.561	$12.300	$9.502
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.309	$13.752	$17.489	$13.755	$14.263	$14.680	$15.463	$12.241	$10.979	$-
Accumulation unit value at end of period	$19.855	$17.309	$13.752	$17.489	$13.755	$14.263	$14.680	$15.463	$12.241	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.133	$13.626	$17.346	$13.656	$14.175	$14.604	$15.398	$12.202	$9.450	$11.687
Accumulation unit value at end of period	$19.634	$17.133	$13.626	$17.346	$13.656	$14.175	$14.604	$15.398	$12.202	$9.450
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-50

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.959	$13.501	$17.205	$13.558	$14.087	$14.528	$15.334	$12.163	$9.429	$11.673
Accumulation unit value at end of period	$19.415	$16.959	$13.501	$17.205	$13.558	$14.087	$14.528	$15.334	$12.163	$9.429
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.616	$13.255	$16.925	$13.364	$13.913	$14.377	$15.205	$12.085	$9.387	$11.968
Accumulation unit value at end of period	$18.985	$16.616	$13.255	$16.925	$13.364	$13.913	$14.377	$15.205	$12.085	$9.387
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.280	$13.013	$16.649	$13.173	$13.741	$14.228	$15.078	$12.007	$9.346	$11.616
Accumulation unit value at end of period	$18.564	$16.280	$13.013	$16.649	$13.173	$13.741	$14.228	$15.078	$12.007	$9.346
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes Kaufmann Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.097	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$9.515	$8.152	$9.502
Accumulation unit value at end of period	$34.642	$27.097	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$9.515	$8.152
Number of accumulation units outstanding at end of period (in thousands)	48	40	45	46	58	93	94	76	123	158
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.626	$25.433	$24.703	$19.473	$19.017	$18.064	$16.660	$11.931	$11.908	$-
Accumulation unit value at end of period	$42.924	$33.626	$25.433	$24.703	$19.473	$19.017	$18.064	$16.660	$11.931	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	10	9	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.257	$19.879	$19.328	$15.251	$14.909	$14.176	$13.087	$9.382	$8.059	$9.417
Accumulation unit value at end of period	$33.484	$26.257	$19.879	$19.328	$15.251	$14.909	$14.176	$13.087	$9.382	$8.059
Number of accumulation units outstanding at end of period (in thousands)	24	35	36	40	31	41	29	33	32	36

APP I-51

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.726	$24.802	$24.139	$19.066	$18.657	$17.758	$16.410	$11.776	$10.125	$11.843
Accumulation unit value at end of period	$41.692	$32.726	$24.802	$24.139	$19.066	$18.657	$17.758	$16.410	$11.776	$10.125
Number of accumulation units outstanding at end of period (in thousands)	8	10	10	10	25	18	23	31	42	38
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.282	$19.199	$18.723	$14.818	$14.529	$13.856	$12.830	$9.226	$7.948	$9.554
Accumulation unit value at end of period	$32.145	$25.282	$19.199	$18.723	$14.818	$14.529	$13.856	$12.830	$9.226	$7.948
Number of accumulation units outstanding at end of period (in thousands)	29	31	33	40	55	57	66	62	35	46
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629
Accumulation unit value at end of period	$39.333	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902
Number of accumulation units outstanding at end of period (in thousands)	30	36	39	44	54	52	63	73	90	96
Federated Hermes MDT Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.578	$17.734	$18.424	$14.882	$13.601	$14.386	$12.722	$9.124	$8.594	$8.960
Accumulation unit value at end of period	$30.418	$22.578	$17.734	$18.424	$14.882	$13.601	$14.386	$12.722	$9.124	$8.594
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.714	$21.801	$22.684	$18.350	$16.795	$17.791	$15.757	$11.317	$11.508	$-
Accumulation unit value at end of period	$37.281	$27.714	$21.801	$22.684	$18.350	$16.795	$17.791	$15.757	$11.317	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	4	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.878	$17.227	$17.943	$14.529	$13.311	$14.115	$12.514	$8.997	$8.496	$8.879
Accumulation unit value at end of period	$29.401	$21.878	$17.227	$17.943	$14.529	$13.311	$14.115	$12.514	$8.997	$8.496
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-	-

APP I-52

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.972	$21.260	$22.165	$17.967	$16.477	$17.489	$15.520	$11.169	$10.559	$11.046
Accumulation unit value at end of period	$36.211	$26.972	$21.260	$22.165	$17.967	$16.477	$17.489	$15.520	$11.169	$10.559
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	4	4	4	3	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.066	$16.638	$17.381	$14.117	$12.972	$13.797	$12.268	$8.847	$8.379	$9.561
Accumulation unit value at end of period	$28.225	$21.066	$16.638	$17.381	$14.117	$12.972	$13.797	$12.268	$8.847	$8.379
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.548	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326	$10.846
Accumulation unit value at end of period	$34.162	$25.548	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	1	-
Federated Hermes Total Return Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$50.470	$46.472	$47.370	$45.854	$44.145	$44.672	$42.872	$43.705	$41.435	$39.415
Accumulation unit value at end of period	$54.741	$50.470	$46.472	$47.370	$45.854	$44.145	$44.672	$42.872	$43.705	$41.435
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	2	2	3	3	1	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.281	$15.014	$15.327	$14.859	$14.326	$14.519	$13.955	$14.248	$13.855	$-
Accumulation unit value at end of period	$17.632	$16.281	$15.014	$15.327	$14.859	$14.326	$14.519	$13.955	$14.248	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	7	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.440	$14.253	$14.565	$14.134	$13.641	$13.839	$13.314	$13.607	$12.933	$12.333
Accumulation unit value at end of period	$16.705	$15.440	$14.253	$14.565	$14.134	$13.641	$13.839	$13.314	$13.607	$12.933
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	1	1	1	1

APP I-53

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.845	$14.641	$14.977	$14.548	$14.055	$14.273	$13.746	$14.062	$13.378	$12.771
Accumulation unit value at end of period	$17.126	$15.845	$14.641	$14.977	$14.548	$14.055	$14.273	$13.746	$14.062	$13.378
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	6
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.125	$14.003	$14.353	$13.970	$13.523	$13.761	$13.279	$13.612	$12.976	$12.633
Accumulation unit value at end of period	$16.314	$15.125	$14.003	$14.353	$13.970	$13.523	$13.761	$13.279	$13.612	$12.976
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	5	5	2	10	9
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.009	$13.924	$14.300	$13.946	$13.527	$13.792	$13.336	$13.698	$13.084	$12.540
Accumulation unit value at end of period	$16.157	$15.009	$13.924	$14.300	$13.946	$13.527	$13.792	$13.336	$13.698	$13.084
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	7	7	8	12	13	11
Fidelity® Advisor Leveraged Company Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.838	$14.659	$17.594	$15.110	$13.957	$14.923	$14.270	$10.535	$8.206	$9.252
Accumulation unit value at end of period	$24.107	$18.838	$14.659	$17.594	$15.110	$13.957	$14.923	$14.270	$10.535	$8.206
Number of accumulation units outstanding at end of period (in thousands)	45	49	49	50	45	44	44	69	74	53
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.484	$14.405	$17.316	$14.893	$13.777	$14.753	$14.128	$10.446	$9.434	$-
Accumulation unit value at end of period	$23.618	$18.484	$14.405	$17.316	$14.893	$13.777	$14.753	$14.128	$10.446	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	14	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.679	$13.792	$16.595	$14.287	$13.230	$14.182	$13.594	$10.061	$7.857	$8.880
Accumulation unit value at end of period	$22.567	$17.679	$13.792	$16.595	$14.287	$13.230	$14.182	$13.594	$10.061	$7.857
Number of accumulation units outstanding at end of period (in thousands)	13	13	12	15	24	23	28	26	14	47

APP I-54

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.022	$14.074	$16.951	$14.608	$13.541	$14.529	$13.941	$10.328	$8.074	$9.134
Accumulation unit value at end of period	$22.982	$18.022	$14.074	$16.951	$14.608	$13.541	$14.529	$13.941	$10.328	$8.074
Number of accumulation units outstanding at end of period (in thousands)	9	9	8	3	3	6	6	6	4	46
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.023	$13.320	$16.075	$13.881	$12.892	$13.862	$13.327	$9.893	$7.749	$9.253
Accumulation unit value at end of period	$21.664	$17.023	$13.320	$16.075	$13.881	$12.892	$13.862	$13.327	$9.893	$7.749
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	10	16	12	18	26	24	17
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002
Accumulation unit value at end of period	$21.761	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925
Number of accumulation units outstanding at end of period (in thousands)	13	15	18	22	32	29	32	36	36	30
Fidelity® Advisor Stock Selector All Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.945	$19.061	$21.082	$17.011	$15.691	$15.872	$14.438	$10.888	$10.000	$-
Accumulation unit value at end of period	$30.830	$24.945	$19.061	$21.082	$17.011	$15.691	$15.872	$14.438	$10.888	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.667	$18.877	$20.910	$16.898	$15.609	$15.813	$14.406	$10.880	$10.000	$-
Accumulation unit value at end of period	$30.441	$24.667	$18.877	$20.910	$16.898	$15.609	$15.813	$14.406	$10.880	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.484	$18.755	$20.796	$16.822	$15.555	$15.774	$14.385	$10.875	$10.000	$-
Accumulation unit value at end of period	$30.185	$24.484	$18.755	$20.796	$16.822	$15.555	$15.774	$14.385	$10.875	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-55

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.302	$18.634	$20.683	$16.747	$15.502	$15.735	$14.364	$10.870	$10.000	$-
Accumulation unit value at end of period	$29.930	$24.302	$18.634	$20.683	$16.747	$15.502	$15.735	$14.364	$10.870	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.941	$18.395	$20.458	$16.598	$15.394	$15.658	$14.322	$10.860	$10.000	$-
Accumulation unit value at end of period	$29.428	$23.941	$18.395	$20.458	$16.598	$15.394	$15.658	$14.322	$10.860	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.587	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$10.000	$-
Accumulation unit value at end of period	$28.933	$23.587	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Franklin Conservative Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.227	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$11.939	$11.111	$11.246
Accumulation unit value at end of period	$17.648	$16.227	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$11.939	$11.111
Number of accumulation units outstanding at end of period (in thousands)	54	70	72	70	67	73	76	90	105	93
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.006	$16.003	$16.682	$15.184	$14.640	$15.076	$14.682	$13.387	$13.070	$-
Accumulation unit value at end of period	$19.554	$18.006	$16.003	$16.682	$15.184	$14.640	$15.076	$14.682	$13.387	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	4	4	2	1	2	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.917	$14.161	$14.776	$13.463	$12.993	$13.394	$13.057	$11.918	$11.119	$11.283
Accumulation unit value at end of period	$17.268	$15.917	$14.161	$14.776	$13.463	$12.993	$13.394	$13.057	$11.918	$11.119
Number of accumulation units outstanding at end of period (in thousands)	11	11	10	13	8	7	9	13	21	5

APP I-56

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.524	$15.606	$16.301	$14.866	$14.362	$14.820	$14.462	$13.213	$12.339	$12.534
Accumulation unit value at end of period	$18.993	$17.524	$15.606	$16.301	$14.866	$14.362	$14.820	$14.462	$13.213	$12.339
Number of accumulation units outstanding at end of period (in thousands)	32	29	25	21	20	19	15	13	14	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.140	$13.510	$14.139	$12.921	$12.508	$12.933	$12.645	$11.576	$10.832	$11.316
Accumulation unit value at end of period	$16.376	$15.140	$13.510	$14.139	$12.921	$12.508	$12.933	$12.645	$11.576	$10.832
Number of accumulation units outstanding at end of period (in thousands)	22	20	19	27	30	30	22	23	14	20
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307
Accumulation unit value at end of period	$17.918	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068
Number of accumulation units outstanding at end of period (in thousands)	27	30	44	42	79	77	76	62	70	57
Franklin Growth Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.085	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.029	$10.029	$10.407
Accumulation unit value at end of period	$21.758	$19.085	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.029	$10.029
Number of accumulation units outstanding at end of period (in thousands)	113	110	120	108	68	78	89	105	105	96
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.558	$18.626	$20.041	$16.887	$16.132	$16.511	$15.835	$13.174	$12.889	$-
Accumulation unit value at end of period	$25.679	$22.558	$18.626	$20.041	$16.887	$16.132	$16.511	$15.835	$13.174	$-
Number of accumulation units outstanding at end of period (in thousands)	42	43	49	46	78	82	80	65	63	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.493	$15.284	$16.462	$13.886	$13.277	$13.603	$13.059	$10.876	$9.915	$10.314
Accumulation unit value at end of period	$21.030	$18.493	$15.284	$16.462	$13.886	$13.277	$13.603	$13.059	$10.876	$9.915
Number of accumulation units outstanding at end of period (in thousands)	83	95	75	79	27	31	25	39	36	17

APP I-57

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.954	$18.164	$19.583	$16.534	$15.826	$16.231	$15.597	$13.002	$11.865	$12.355
Accumulation unit value at end of period	$24.942	$21.954	$18.164	$19.583	$16.534	$15.826	$16.231	$15.597	$13.002	$11.865
Number of accumulation units outstanding at end of period (in thousands)	14	13	13	18	20	30	21	25	13	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.806	$14.761	$15.947	$13.491	$12.939	$13.296	$12.803	$10.694	$9.778	$10.568
Accumulation unit value at end of period	$20.189	$17.806	$14.761	$15.947	$13.491	$12.939	$13.296	$12.803	$10.694	$9.778
Number of accumulation units outstanding at end of period (in thousands)	18	23	27	55	105	94	61	67	74	81
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132
Accumulation unit value at end of period	$23.531	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604
Number of accumulation units outstanding at end of period (in thousands)	61	59	58	58	84	80	94	81	82	74
Franklin High Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.497	$17.146	$17.801	$16.762	$14.118	$15.896	$16.038	$14.974	$13.005	$12.502
Accumulation unit value at end of period	$20.710	$19.497	$17.146	$17.801	$16.762	$14.118	$15.896	$16.038	$14.974	$13.005
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	12	17	12	20	7	2	2
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.946	$18.449	$19.182	$18.089	$15.259	$17.206	$17.386	$16.257	$15.051	$-
Accumulation unit value at end of period	$22.216	$20.946	$18.449	$19.182	$18.089	$15.259	$17.206	$17.386	$16.257	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	10	9	9	11	11	13	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.897	$16.660	$17.339	$16.368	$13.821	$15.601	$15.780	$14.769	$12.860	$12.393
Accumulation unit value at end of period	$20.022	$18.897	$16.660	$17.339	$16.368	$13.821	$15.601	$15.780	$14.769	$12.860
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	2	2	1	10	12	11

APP I-58

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.386	$17.991	$18.743	$17.711	$14.970	$16.914	$17.126	$16.045	$13.985	$13.490
Accumulation unit value at end of period	$21.579	$20.386	$17.991	$18.743	$17.711	$14.970	$16.914	$17.126	$16.045	$13.985
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	5	7	4	3	3	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.201	$16.095	$16.802	$15.908	$13.473	$15.253	$15.475	$14.527	$12.687	$12.764
Accumulation unit value at end of period	$19.227	$18.201	$16.095	$16.802	$15.908	$13.473	$15.253	$15.475	$14.527	$12.687
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	8	7	8	10	10	3	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677	$13.246
Accumulation unit value at end of period	$20.358	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677
Number of accumulation units outstanding at end of period (in thousands)	14	13	15	18	33	30	28	22	21	37
Franklin Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.020	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$12.317	$10.889	$10.643
Accumulation unit value at end of period	$18.570	$18.020	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$12.317	$10.889
Number of accumulation units outstanding at end of period (in thousands)	89	95	98	162	119	122	107	99	131	106
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.412	$17.750	$18.865	$17.515	$15.159	$16.552	$16.001	$14.099	$13.149	$-
Accumulation unit value at end of period	$21.004	$20.412	$17.750	$18.865	$17.515	$15.159	$16.552	$16.001	$14.099	$-
Number of accumulation units outstanding at end of period (in thousands)	17	19	16	17	14	14	47	34	24	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.581	$14.433	$15.356	$14.271	$12.364	$13.513	$13.077	$11.534	$10.222	$10.016
Accumulation unit value at end of period	$17.045	$16.581	$14.433	$15.356	$14.271	$12.364	$13.513	$13.077	$11.534	$10.222
Number of accumulation units outstanding at end of period (in thousands)	44	55	76	95	157	147	126	116	128	143

APP I-59

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.865	$17.309	$18.434	$17.148	$14.872	$16.271	$15.761	$13.915	$12.345	$12.108
Accumulation unit value at end of period	$20.401	$19.865	$17.309	$18.434	$17.148	$14.872	$16.271	$15.761	$13.915	$12.345
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	22	25	22	24	28	37	29
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.966	$13.939	$14.875	$13.865	$12.049	$13.208	$12.820	$11.341	$10.082	$10.446
Accumulation unit value at end of period	$16.363	$15.966	$13.939	$14.875	$13.865	$12.049	$13.208	$12.820	$11.341	$10.082
Number of accumulation units outstanding at end of period (in thousands)	93	92	74	93	120	126	156	155	120	88
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889
Accumulation unit value at end of period	$19.246	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073
Number of accumulation units outstanding at end of period (in thousands)	76	77	91	96	126	128	128	142	148	184
Franklin Moderate Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.969	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$11.820	$10.864	$11.084
Accumulation unit value at end of period	$20.091	$17.969	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$11.820	$10.864
Number of accumulation units outstanding at end of period (in thousands)	94	97	109	100	97	102	113	87	89	60
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.471	$17.551	$18.560	$16.247	$15.583	$15.987	$15.461	$13.609	$13.265	$-
Accumulation unit value at end of period	$22.855	$20.471	$17.551	$18.560	$16.247	$15.583	$15.987	$15.461	$13.609	$-
Number of accumulation units outstanding at end of period (in thousands)	42	41	42	47	80	76	75	57	53	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.411	$14.942	$15.817	$13.859	$13.306	$13.665	$13.229	$11.656	$10.740	$10.984
Accumulation unit value at end of period	$19.419	$17.411	$14.942	$15.817	$13.859	$13.306	$13.665	$13.229	$11.656	$10.740
Number of accumulation units outstanding at end of period (in thousands)	43	39	38	43	31	66	81	99	86	37
APP I-60

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.923	$17.115	$18.136	$15.907	$15.288	$15.716	$15.229	$13.431	$12.388	$12.683
Accumulation unit value at end of period	$22.199	$19.923	$17.115	$18.136	$15.907	$15.288	$15.716	$15.229	$13.431	$12.388
Number of accumulation units outstanding at end of period (in thousands)	49	37	38	34	34	34	31	60	38	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.765	$14.430	$15.322	$13.466	$12.967	$13.357	$12.969	$11.461	$10.592	$11.207
Accumulation unit value at end of period	$18.642	$16.765	$14.430	$15.322	$13.466	$12.967	$13.357	$12.969	$11.461	$10.592
Number of accumulation units outstanding at end of period (in thousands)	53	50	48	55	77	76	56	45	79	128
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453
Accumulation unit value at end of period	$20.943	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115
Number of accumulation units outstanding at end of period (in thousands)	81	81	92	96	131	128	134	123	131	145
Franklin Mutual Beacon Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.514	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$9.177	$7.945	$8.189
Accumulation unit value at end of period	$18.080	$17.514	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$9.177	$7.945
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	4	16	15	5	2	3	3
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.688	$16.700	$18.368	$16.204	$14.085	$14.818	$14.007	$10.955	$10.310	$-
Accumulation unit value at end of period	$21.325	$20.688	$16.700	$18.368	$16.204	$14.085	$14.818	$14.007	$10.955	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.242	$13.932	$15.339	$13.545	$11.785	$12.412	$11.744	$9.194	$7.979	$8.245
Accumulation unit value at end of period	$17.755	$17.242	$13.932	$15.339	$13.545	$11.785	$12.412	$11.744	$9.194	$7.979
Number of accumulation units outstanding at end of period (in thousands)	3	2	3	3	6	12	21	23	20	5

APP I-61

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.134	$16.285	$17.949	$15.865	$13.818	$14.566	$13.797	$10.812	$9.392	$9.716
Accumulation unit value at end of period	$20.713	$20.134	$16.285	$17.949	$15.865	$13.818	$14.566	$13.797	$10.812	$9.392
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	4	4	4	15	16	15
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.635	$12.672	$13.994	$12.394	$10.816	$11.425	$10.843	$8.514	$7.411	$8.073
Accumulation unit value at end of period	$16.052	$15.635	$12.672	$13.994	$12.394	$10.816	$11.425	$10.843	$8.514	$7.411
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	2	5	5	13	17	12	22
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.540
Accumulation unit value at end of period	$19.540	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	6	13	13	16	28	34	33
Franklin Mutual Global Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.446	$14.098	$15.919	$14.602	$13.037	$13.596	$13.013	$10.440	$9.258	$9.592
Accumulation unit value at end of period	$16.558	$17.446	$14.098	$15.919	$14.602	$13.037	$13.596	$13.013	$10.440	$9.258
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	11	1	4	4	4	14	7
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.538	$18.240	$20.628	$18.949	$16.944	$17.697	$16.963	$13.630	$12.897	$-
Accumulation unit value at end of period	$21.360	$22.538	$18.240	$20.628	$18.949	$16.944	$17.697	$16.963	$13.630	$-
Number of accumulation units outstanding at end of period (in thousands)	22	22	24	25	10	12	13	11	10	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.909	$13.698	$15.506	$14.259	$12.763	$13.344	$12.803	$10.298	$9.154	$9.508
Accumulation unit value at end of period	$16.009	$16.909	$13.698	$15.506	$14.259	$12.763	$13.344	$12.803	$10.298	$9.154
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	4	3	-	-	-	12	15

APP I-62

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.935	$17.787	$20.156	$18.553	$16.623	$17.397	$16.709	$13.452	$11.971	$12.446
Accumulation unit value at end of period	$20.747	$21.935	$17.787	$20.156	$18.553	$16.623	$17.397	$16.709	$13.452	$11.971
Number of accumulation units outstanding at end of period (in thousands)	9	10	10	18	42	39	36	61	56	51
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.286	$13.233	$15.025	$13.858	$12.441	$13.046	$12.555	$10.129	$9.031	$9.831
Accumulation unit value at end of period	$15.373	$16.286	$13.233	$15.025	$13.858	$12.441	$13.046	$12.555	$10.129	$9.031
Number of accumulation units outstanding at end of period (in thousands)	8	8	11	13	9	10	12	14	14	23
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.777	$16.916	$19.245	$17.785	$15.999	$16.811	$16.211	$13.104	$11.707	$12.220
Accumulation unit value at end of period	$19.572	$20.777	$16.916	$19.245	$17.785	$15.999	$16.811	$16.211	$13.104	$11.707
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	11	22	26	28	27	27	29
Franklin Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.463	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.173	$12.679	$12.413
Accumulation unit value at end of period	$16.951	$16.463	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.173	$12.679
Number of accumulation units outstanding at end of period (in thousands)	16	16	27	30	29	28	26	60	90	76
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.651	$16.425	$16.849	$16.228	$15.127	$15.904	$15.745	$15.357	$14.497	$-
Accumulation unit value at end of period	$18.147	$17.651	$16.425	$16.849	$16.228	$15.127	$15.904	$15.745	$15.357	$-
Number of accumulation units outstanding at end of period (in thousands)	-	6	5	8	7	9	12	14	13	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.952	$14.859	$15.258	$14.710	$13.726	$14.446	$14.315	$13.976	$12.534	$12.301
Accumulation unit value at end of period	$16.384	$15.952	$14.859	$15.258	$14.710	$13.726	$14.446	$14.315	$13.976	$12.534
Number of accumulation units outstanding at end of period (in thousands)	14	17	23	22	29	37	30	32	21	11

APP I-63

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.179	$16.018	$16.464	$15.889	$14.841	$15.634	$15.509	$15.157	$13.606	$13.367
Accumulation unit value at end of period	$17.626	$17.179	$16.018	$16.464	$15.889	$14.841	$15.634	$15.509	$15.157	$13.606
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	3	5	6	4	4	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.360	$14.350	$14.780	$14.292	$13.376	$14.120	$14.034	$13.743	$12.362	$12.597
Accumulation unit value at end of period	$15.729	$15.360	$14.350	$14.780	$14.292	$13.376	$14.120	$14.034	$13.743	$12.362
Number of accumulation units outstanding at end of period (in thousands)	19	21	26	24	50	51	50	38	45	35
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126
Accumulation unit value at end of period	$16.629	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307
Number of accumulation units outstanding at end of period (in thousands)	31	33	31	46	56	55	68	55	50	41
Franklin U.S. Government Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.235	$13.571	$13.601	$13.567	$13.543	$13.485	$12.993	$13.281	$13.147	$12.370
Accumulation unit value at end of period	$14.656	$14.235	$13.571	$13.601	$13.567	$13.543	$13.485	$12.993	$13.281	$13.147
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	7	9	8	8	6	14	19
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.512	$13.855	$13.907	$13.893	$13.890	$13.851	$13.366	$13.682	$13.647	$-
Accumulation unit value at end of period	$14.919	$14.512	$13.855	$13.907	$13.893	$13.890	$13.851	$13.366	$13.682	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	5	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.797	$13.186	$13.248	$13.248	$13.259	$13.235	$12.783	$13.099	$13.000	$12.262
Accumulation unit value at end of period	$14.169	$13.797	$13.186	$13.248	$13.248	$13.259	$13.235	$12.783	$13.099	$13.000
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	3	2	2	3	4	8	2

APP I-64

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.124	$13.512	$13.589	$13.603	$13.627	$13.616	$13.165	$13.504	$13.414	$12.666
Accumulation unit value at end of period	$14.491	$14.124	$13.512	$13.589	$13.603	$13.627	$13.616	$13.165	$13.504	$13.414
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.289	$12.738	$12.837	$12.876	$12.924	$12.940	$12.536	$12.885	$12.825	$12.441
Accumulation unit value at end of period	$13.606	$13.289	$12.738	$12.837	$12.876	$12.924	$12.940	$12.536	$12.885	$12.825
Number of accumulation units outstanding at end of period (in thousands)	11	14	16	14	8	5	6	5	4	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.378	$12.849	$12.975	$13.040	$13.116	$13.158	$12.773	$13.154	$13.119	$12.437
Accumulation unit value at end of period	$13.671	$13.378	$12.849	$12.975	$13.040	$13.116	$13.158	$12.773	$13.154	$13.119
Number of accumulation units outstanding at end of period (in thousands)	16	17	17	19	25	25	37	38	71	49
George Putnam Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.806	$13.609	$14.121	$12.338	$11.489	$11.676	$10.622	$9.065	$8.108	$7.934
Accumulation unit value at end of period	$19.299	$16.806	$13.609	$14.121	$12.338	$11.489	$11.676	$10.622	$9.065	$8.108
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.931	$15.353	$15.954	$13.961	$13.019	$13.251	$12.073	$10.319	$9.905	$-
Accumulation unit value at end of period	$21.706	$18.931	$15.353	$15.954	$13.961	$13.019	$13.251	$12.073	$10.319	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.289	$13.223	$13.755	$12.048	$11.247	$11.459	$10.450	$8.941	$8.017	$7.864
Accumulation unit value at end of period	$18.658	$16.289	$13.223	$13.755	$12.048	$11.247	$11.459	$10.450	$8.941	$8.017
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-65

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.424	$14.972	$15.589	$13.669	$12.773	$13.026	$11.891	$10.184	$9.141	$8.976
Accumulation unit value at end of period	$21.083	$18.424	$14.972	$15.589	$13.669	$12.773	$13.026	$11.891	$10.184	$9.141
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.689	$12.774	$13.328	$11.709	$10.963	$11.204	$10.248	$8.794	$7.909	$8.118
Accumulation unit value at end of period	$17.917	$15.689	$12.774	$13.328	$11.709	$10.963	$11.204	$10.248	$8.794	$7.909
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.451	$14.238	$14.885	$13.103	$12.293	$12.588	$11.537	$9.920	$8.940	$8.813
Accumulation unit value at end of period	$19.890	$17.451	$14.238	$14.885	$13.103	$12.293	$12.588	$11.537	$9.920	$8.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Capital Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.308	$21.506	$22.237	$16.955	$16.721	$16.484	$14.573	$11.124	$9.430	$9.619
Accumulation unit value at end of period	$34.586	$28.308	$21.506	$22.237	$16.955	$16.721	$16.484	$14.573	$11.124	$9.430
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.870	$24.248	$25.111	$19.175	$18.938	$18.698	$16.556	$12.656	$12.512	$-
Accumulation unit value at end of period	$38.880	$31.870	$24.248	$25.111	$19.175	$18.938	$18.698	$16.556	$12.656	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.448	$20.905	$21.670	$16.564	$16.376	$16.185	$14.344	$10.976	$9.328	$9.539
Accumulation unit value at end of period	$33.452	$27.448	$20.905	$21.670	$16.564	$16.376	$16.185	$14.344	$10.976	$9.328
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-66

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.017	$23.647	$24.537	$18.774	$18.579	$18.381	$16.307	$12.491	$10.626	$10.877
Accumulation unit value at end of period	$37.764	$31.017	$23.647	$24.537	$18.774	$18.579	$18.381	$16.307	$12.491	$10.626
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.451	$20.206	$21.009	$16.107	$15.971	$15.832	$14.074	$10.802	$9.207	$9.820
Accumulation unit value at end of period	$32.140	$26.451	$20.206	$21.009	$16.107	$15.971	$15.832	$14.074	$10.802	$9.207
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.379	$22.488	$23.429	$17.998	$17.882	$17.762	$15.821	$12.167	$10.392	$10.680
Accumulation unit value at end of period	$35.627	$29.379	$22.488	$23.429	$17.998	$17.882	$17.762	$15.821	$12.167	$10.392
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	1
Goldman Sachs Core Fixed Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.121	$13.883	$14.076	$13.719	$13.436	$13.475	$12.863	$13.154	$12.481	$11.715
Accumulation unit value at end of period	$16.472	$15.121	$13.883	$14.076	$13.719	$13.436	$13.475	$12.863	$13.154	$12.481
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.145	$13.927	$14.141	$13.803	$13.539	$13.598	$13.001	$13.315	$12.869	$-
Accumulation unit value at end of period	$16.474	$15.145	$13.927	$14.141	$13.803	$13.539	$13.598	$13.001	$13.315	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.410	$13.264	$13.482	$13.173	$12.934	$13.003	$12.444	$12.757	$12.134	$11.419
Accumulation unit value at end of period	$15.659	$14.410	$13.264	$13.482	$13.173	$12.934	$13.003	$12.444	$12.757	$12.134
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-67

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.740	$13.581	$13.818	$13.515	$13.283	$13.368	$12.805	$13.141	$12.512	$11.786
Accumulation unit value at end of period	$16.001	$14.740	$13.581	$13.818	$13.515	$13.283	$13.368	$12.805	$13.141	$12.512
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.880	$12.814	$13.063	$12.802	$12.608	$12.714	$12.203	$12.548	$11.971	$11.525
Accumulation unit value at end of period	$15.037	$13.880	$12.814	$13.063	$12.802	$12.608	$12.714	$12.203	$12.548	$11.971
Number of accumulation units outstanding at end of period (in thousands)	9	9	7	6	2	2	2	2	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.962	$12.915	$13.194	$12.956	$12.784	$12.917	$12.424	$12.801	$12.237	$11.573
Accumulation unit value at end of period	$15.096	$13.962	$12.915	$13.194	$12.956	$12.784	$12.917	$12.424	$12.801	$12.237
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	6	6	5	4	6	5
Goldman Sachs Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.529	$14.101	$15.094	$13.744	$12.197	$12.648	$11.420	$8.664	$7.282	$7.928
Accumulation unit value at end of period	$18.045	$17.529	$14.101	$15.094	$13.744	$12.197	$12.648	$11.420	$8.664	$7.282
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	8	12
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.280	$17.144	$18.378	$16.760	$14.895	$15.470	$13.989	$10.629	$10.011	$-
Accumulation unit value at end of period	$21.874	$21.280	$17.144	$18.378	$16.760	$14.895	$15.470	$13.989	$10.629	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.989	$13.701	$14.702	$13.421	$11.940	$12.413	$11.236	$8.546	$7.200	$7.859
Accumulation unit value at end of period	$17.446	$16.989	$13.701	$14.702	$13.421	$11.940	$12.413	$11.236	$8.546	$7.200
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	-	-

APP I-68

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.710	$16.719	$17.958	$16.410	$14.613	$15.207	$13.779	$10.491	$8.847	$9.666
Accumulation unit value at end of period	$21.246	$20.710	$16.719	$17.958	$16.410	$14.613	$15.207	$13.779	$10.491	$8.847
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	6	7	7	8	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.363	$13.236	$14.246	$13.044	$11.639	$12.136	$11.019	$8.406	$7.103	$7.942
Accumulation unit value at end of period	$16.753	$16.363	$13.236	$14.246	$13.044	$11.639	$12.136	$11.019	$8.406	$7.103
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	1	1	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.617	$15.899	$17.147	$15.731	$14.065	$14.695	$13.369	$10.219	$8.653	$9.491
Accumulation unit value at end of period	$20.043	$19.617	$15.899	$17.147	$15.731	$14.065	$14.695	$13.369	$10.219	$8.653
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	5	5	7	8	7	8
Goldman Sachs Government Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675	$11.963
Accumulation unit value at end of period	$14.668	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675
Number of accumulation units outstanding at end of period (in thousands)	16	11	15	5	2	2	2	2	3	15
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.189	$13.503	$13.551	$13.405	$13.352	$13.400	$12.956	$13.375	$13.215	$-
Accumulation unit value at end of period	$14.991	$14.189	$13.503	$13.551	$13.405	$13.352	$13.400	$12.956	$13.375	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	8	7	7	7	6	10	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.433	$12.796	$12.855	$12.729	$12.690	$12.749	$12.339	$12.751	$12.530	$11.856
Accumulation unit value at end of period	$14.178	$13.433	$12.796	$12.855	$12.729	$12.690	$12.749	$12.339	$12.751	$12.530
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	5	8	7	4	8	14	9

APP I-69

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.809	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985	$12.299
Accumulation unit value at end of period	$14.561	$13.809	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	4	2	3	3	3	9	30
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.934	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$12.358	$11.897
Accumulation unit value at end of period	$13.611	$12.934	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$12.358
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	9	9	9	11	5	11	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076
Accumulation unit value at end of period	$13.737	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699
Number of accumulation units outstanding at end of period (in thousands)	12	21	14	13	15	12	12	25	37	30
Goldman Sachs Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.206	$21.099	$22.399	$17.752	$17.644	$18.788	$17.012	$12.970	$10.947	$11.467
Accumulation unit value at end of period	$40.472	$28.206	$21.099	$22.399	$17.752	$17.644	$18.788	$17.012	$12.970	$10.947
Number of accumulation units outstanding at end of period (in thousands)	16	17	18	17	11	21	18	14	15	14
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.180	$25.606	$27.224	$21.609	$21.509	$22.939	$20.802	$15.883	$15.542	$-
Accumulation unit value at end of period	$48.970	$34.180	$25.606	$27.224	$21.609	$21.509	$22.939	$20.802	$15.883	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.350	$20.510	$21.828	$17.343	$17.280	$18.447	$16.745	$12.799	$10.829	$11.371
Accumulation unit value at end of period	$39.145	$27.350	$20.510	$21.828	$17.343	$17.280	$18.447	$16.745	$12.799	$10.829
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	4	13	14	6	-	-	-
APP I-70

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$33.265	$24.971	$26.602	$21.157	$21.102	$22.549	$20.489	$15.676	$13.276	$13.956
Accumulation unit value at end of period	$47.564	$33.265	$24.971	$26.602	$21.157	$21.102	$22.549	$20.489	$15.676	$13.276
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.356	$19.824	$21.162	$16.864	$16.853	$18.045	$16.430	$12.595	$10.689	$11.658
Accumulation unit value at end of period	$37.610	$26.356	$19.824	$21.162	$16.864	$16.853	$18.045	$16.430	$12.595	$10.689
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	3	4	5	10	16	11	8
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984	$13.703
Accumulation unit value at end of period	$44.873	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	7	11	10	8	5	7	7
Goldman Sachs High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232	$13.989
Accumulation unit value at end of period	$22.775	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	8	8	11	8	41	30	22
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.253	$18.591	$19.468	$18.543	$16.421	$17.443	$17.263	$16.162	$14.993	$-
Accumulation unit value at end of period	$22.236	$21.253	$18.591	$19.468	$18.543	$16.421	$17.443	$17.263	$16.162	$-
Number of accumulation units outstanding at end of period (in thousands)	7	4	7	5	7	4	-	1	4	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.565	$15.381	$16.122	$15.372	$13.626	$14.489	$14.353	$13.451	$11.734	$11.563
Accumulation unit value at end of period	$18.360	$17.565	$15.381	$16.122	$15.372	$13.626	$14.489	$14.353	$13.451	$11.734
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	2	3	4	9	7	6	8

APP I-71

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.627	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889	$13.700
Accumulation unit value at end of period	$21.538	$20.627	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	6	10	9	22	31
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.914	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573	$11.823
Accumulation unit value at end of period	$17.625	$16.914	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	5	3	4	4	4	7	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156
Accumulation unit value at end of period	$19.871	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284
Number of accumulation units outstanding at end of period (in thousands)	8	11	20	20	21	21	24	21	20	19
Goldman Sachs Income Builder Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.148	$22.015	$23.271	$21.667	$19.921	$20.763	$20.158	$17.386	$15.480	$14.868
Accumulation unit value at end of period	$28.495	$26.148	$22.015	$23.271	$21.667	$19.921	$20.763	$20.158	$17.386	$15.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.797	$17.537	$18.565	$17.312	$15.940	$16.639	$16.178	$13.975	$13.262	$10.475
Accumulation unit value at end of period	$22.630	$20.797	$17.537	$18.565	$17.312	$15.940	$16.639	$16.178	$13.975	$10.879
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.012	$15.203	$16.110	$15.038	$13.860	$14.482	$14.095	$12.188	$10.879	$10.475
Accumulation unit value at end of period	$19.579	$18.012	$15.203	$16.110	$15.038	$13.860	$14.482	$14.095	$12.188	$10.879
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	-	-	-	-	-	-

APP I-72

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.241	$17.101	$18.141	$16.950	$15.638	$16.356	$15.935	$13.793	$12.324	$11.877
Accumulation unit value at end of period	$21.981	$20.241	$17.101	$18.141	$16.950	$15.638	$16.356	$15.935	$13.793	$12.324
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.847	$28.654	$30.457	$28.514	$26.360	$27.626	$26.968	$23.389	$20.940	$20.951
Accumulation unit value at end of period	$36.683	$33.847	$28.654	$30.457	$28.514	$26.360	$27.626	$26.968	$23.389	$20.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.172	$16.263	$17.321	$16.249	$15.051	$15.806	$15.460	$13.435	$12.052	$11.662
Accumulation unit value at end of period	$20.737	$19.172	$16.263	$17.321	$16.249	$15.051	$15.806	$15.460	$13.435	$12.052
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	2	3	2	3	7	6
Goldman Sachs International Equity ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.898	$8.579	$10.123	$8.120	$8.379	$8.296	$9.567	$7.528	$6.188	$7.528
Accumulation unit value at end of period	$13.326	$10.898	$8.579	$10.123	$8.120	$8.379	$8.296	$9.567	$7.528	$6.188
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.507	$10.649	$12.584	$10.109	$10.447	$10.360	$11.964	$9.429	$8.600	$-
Accumulation unit value at end of period	$16.491	$13.507	$10.649	$12.584	$10.109	$10.447	$10.360	$11.964	$9.429	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.563	$8.336	$9.861	$7.930	$8.202	$8.142	$9.412	$7.425	$6.118	$7.462
Accumulation unit value at end of period	$12.883	$10.563	$8.336	$9.861	$7.930	$8.202	$8.142	$9.412	$7.425	$6.118
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	2	2	1	1	1	1

APP I-73

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.146	$10.384	$12.297	$9.898	$10.249	$10.184	$11.784	$9.306	$7.675	$9.371
Accumulation unit value at end of period	$16.018	$13.146	$10.384	$12.297	$9.898	$10.249	$10.184	$11.784	$9.306	$7.675
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.173	$8.053	$9.555	$7.707	$7.996	$7.961	$9.230	$7.303	$6.036	$7.563
Accumulation unit value at end of period	$12.371	$10.173	$8.053	$9.555	$7.707	$7.996	$7.961	$9.230	$7.303	$6.036
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.451	$9.876	$11.741	$9.489	$9.864	$9.841	$11.433	$9.064	$7.506	$9.201
Accumulation unit value at end of period	$15.111	$12.451	$9.876	$11.741	$9.489	$9.864	$9.841	$11.433	$9.064	$7.506
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	-	1	1	1	1	1	1
Goldman Sachs Large Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.288	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$9.060	$7.638	$8.327
Accumulation unit value at end of period	$17.889	$17.288	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$9.060	$7.638
Number of accumulation units outstanding at end of period (in thousands)	15	14	13	13	6	10	19	19	13	11
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.963	$13.597	$15.018	$13.827	$12.502	$13.199	$11.834	$8.984	$8.457	$-
Accumulation unit value at end of period	$17.527	$16.963	$13.597	$15.018	$13.827	$12.502	$13.199	$11.834	$8.984	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.750	$13.440	$14.859	$13.694	$12.394	$13.098	$11.756	$8.933	$7.550	$8.251
Accumulation unit value at end of period	$17.290	$16.750	$13.440	$14.859	$13.694	$12.394	$13.098	$11.756	$8.933	$7.550
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	13	13	8	8	16	15

APP I-74

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.540	$13.284	$14.702	$13.563	$12.287	$12.999	$11.678	$8.883	$7.515	$8.221
Accumulation unit value at end of period	$17.055	$16.540	$13.284	$14.702	$13.563	$12.287	$12.999	$11.678	$8.883	$7.515
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	3	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.127	$12.978	$14.392	$13.304	$12.077	$12.801	$11.524	$8.783	$7.446	$8.374
Accumulation unit value at end of period	$16.596	$16.127	$12.978	$14.392	$13.304	$12.077	$12.801	$11.524	$8.783	$7.446
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	3	4	3	3	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$8.102
Accumulation unit value at end of period	$16.149	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377
Number of accumulation units outstanding at end of period (in thousands)	5	11	9	8	7	7	9	8	7	11
Goldman Sachs Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601	$18.941
Accumulation unit value at end of period	$42.796	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601
Number of accumulation units outstanding at end of period (in thousands)	10	9	10	12	12	12	4	6	14	23
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.953	$25.982	$29.331	$26.677	$23.794	$26.453	$23.511	$17.868	$16.996	$-
Accumulation unit value at end of period	$36.553	$33.953	$25.982	$29.331	$26.677	$23.794	$26.453	$23.511	$17.868	$-
Number of accumulation units outstanding at end of period (in thousands)	4	7	8	8	10	12	22	21	20	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.143	$14.663	$16.570	$15.085	$13.469	$14.989	$13.335	$10.145	$8.660	$9.343
Accumulation unit value at end of period	$20.588	$19.143	$14.663	$16.570	$15.085	$13.469	$14.989	$13.335	$10.145	$8.660
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	1	1	1	1	1	-

APP I-75

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010	$18.370
Accumulation unit value at end of period	$40.078	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010
Number of accumulation units outstanding at end of period (in thousands)	11	13	16	20	21	27	26	40	37	36
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541	$9.734
Accumulation unit value at end of period	$19.764	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	8	4	3	3	2	2	32
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$17.738
Accumulation unit value at end of period	$37.182	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	13	20	18	24	27	29	33
Goldman Sachs Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.053	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$11.747	$10.171	$10.180
Accumulation unit value at end of period	$23.317	$23.053	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$11.747	$10.171
Number of accumulation units outstanding at end of period (in thousands)	46	37	45	34	37	45	41	73	81	91
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.667	$21.875	$25.709	$23.127	$18.749	$20.028	$18.866	$13.732	$13.095	$-
Accumulation unit value at end of period	$26.932	$26.667	$21.875	$25.709	$23.127	$18.749	$20.028	$18.866	$13.732	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	11	13	12	13	13	7	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.338	$18.342	$21.579	$19.431	$15.768	$16.861	$15.898	$11.584	$10.055	$10.089
Accumulation unit value at end of period	$22.537	$22.338	$18.342	$21.579	$19.431	$15.768	$16.861	$15.898	$11.584	$10.055
Number of accumulation units outstanding at end of period (in thousands)	20	21	22	22	19	23	21	20	22	13

APP I-76

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.953	$21.332	$25.122	$22.644	$18.394	$19.688	$18.582	$13.553	$11.776	$11.827
Accumulation unit value at end of period	$26.159	$25.953	$21.332	$25.122	$22.644	$18.394	$19.688	$18.582	$13.553	$11.776
Number of accumulation units outstanding at end of period (in thousands)	17	16	17	16	14	14	17	15	19	21
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.509	$17.714	$20.903	$18.879	$15.366	$16.481	$15.586	$11.390	$9.917	$10.569
Accumulation unit value at end of period	$21.636	$21.509	$17.714	$20.903	$18.879	$15.366	$16.481	$15.586	$11.390	$9.917
Number of accumulation units outstanding at end of period (in thousands)	11	23	16	23	20	24	18	30	23	27
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613
Accumulation unit value at end of period	$24.678	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517
Number of accumulation units outstanding at end of period (in thousands)	22	23	26	35	44	40	46	49	51	52
Goldman Sachs Strategic Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.602	$21.280	$21.744	$16.771	$16.636	$16.214	$14.411	$10.971	$9.227	$9.560
Accumulation unit value at end of period	$40.180	$28.602	$21.280	$21.744	$16.771	$16.636	$16.214	$14.411	$10.971	$9.227
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$32.865	$24.488	$25.060	$19.358	$19.231	$18.771	$16.708	$12.739	$12.470	$-
Accumulation unit value at end of period	$46.100	$32.865	$24.488	$25.060	$19.358	$19.231	$18.771	$16.708	$12.739	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.721	$20.676	$21.180	$16.377	$16.286	$15.913	$14.178	$10.821	$9.124	$9.477
Accumulation unit value at end of period	$38.846	$27.721	$20.676	$21.180	$16.377	$16.286	$15.913	$14.178	$10.821	$9.124
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-

APP I-77

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.985	$23.880	$24.487	$18.953	$18.867	$18.452	$16.458	$12.573	$10.612	$11.033
Accumulation unit value at end of period	$44.777	$31.985	$23.880	$24.487	$18.953	$18.867	$18.452	$16.458	$12.573	$10.612
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.700	$19.975	$20.524	$15.917	$15.876	$15.558	$13.904	$10.643	$9.001	$9.650
Accumulation unit value at end of period	$37.304	$26.700	$19.975	$20.524	$15.917	$15.876	$15.558	$13.904	$10.643	$9.001
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.296	$22.710	$23.381	$18.169	$18.158	$17.831	$15.967	$12.247	$10.378	$10.833
Accumulation unit value at end of period	$42.243	$30.296	$22.710	$23.381	$18.169	$18.158	$17.831	$15.967	$12.247	$10.378
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	1
Goldman Sachs U.S. Equity Insights Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.100	$17.711	$19.098	$15.549	$14.113	$14.362	$12.520	$9.253	$8.169	$7.877
Accumulation unit value at end of period	$25.908	$22.100	$17.711	$19.098	$15.549	$14.113	$14.362	$12.520	$9.253	$8.169
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.296	$20.303	$21.927	$17.878	$16.252	$16.563	$14.460	$10.703	$10.448	$-
Accumulation unit value at end of period	$29.611	$25.296	$20.303	$21.927	$17.878	$16.252	$16.563	$14.460	$10.703	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.419	$17.208	$18.603	$15.183	$13.816	$14.095	$12.318	$9.126	$8.077	$7.808
Accumulation unit value at end of period	$25.048	$21.419	$17.208	$18.603	$15.183	$13.816	$14.095	$12.318	$9.126	$8.077
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-78

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.619	$19.799	$21.426	$17.504	$15.944	$16.282	$14.243	$10.563	$9.359	$9.055
Accumulation unit value at end of period	$28.761	$24.619	$19.799	$21.426	$17.504	$15.944	$16.282	$14.243	$10.563	$9.359
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.630	$16.624	$18.026	$14.756	$13.468	$13.781	$12.080	$8.977	$7.969	$8.308
Accumulation unit value at end of period	$24.053	$20.630	$16.624	$18.026	$14.756	$13.468	$13.781	$12.080	$8.977	$7.969
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.319	$18.829	$20.458	$16.780	$15.346	$15.733	$13.819	$10.290	$9.153	$8.891
Accumulation unit value at end of period	$27.134	$23.319	$18.829	$20.458	$16.780	$15.346	$15.733	$13.819	$10.290	$9.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Moderate Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.159	$13.707	$14.607	$12.758	$12.231	$12.596	$12.561	$11.487	$10.272	$10.424
Accumulation unit value at end of period	$17.905	$16.159	$13.707	$14.607	$12.758	$12.231	$12.596	$12.561	$11.487	$10.272
Number of accumulation units outstanding at end of period (in thousands)	15	25	25	15	5	5	11	1	3	3
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.855	$13.470	$14.376	$12.575	$12.074	$12.453	$12.437	$11.391	$11.055	$-
Accumulation unit value at end of period	$17.543	$15.855	$13.470	$14.376	$12.575	$12.074	$12.453	$12.437	$11.391	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	9	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.656	$13.314	$14.224	$12.454	$11.970	$12.358	$12.354	$11.326	$10.153	$10.330
Accumulation unit value at end of period	$17.305	$15.656	$13.314	$14.224	$12.454	$11.970	$12.358	$12.354	$11.326	$10.153
Number of accumulation units outstanding at end of period (in thousands)	25	26	27	39	64	92	37	32	34	30

APP I-79

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.459	$13.160	$14.073	$12.334	$11.867	$12.264	$12.273	$11.263	$10.106	$10.292
Accumulation unit value at end of period	$17.070	$15.459	$13.160	$14.073	$12.334	$11.867	$12.264	$12.273	$11.263	$10.106
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.073	$12.857	$13.777	$12.099	$11.663	$12.078	$12.110	$11.136	$10.013	$10.609
Accumulation unit value at end of period	$16.611	$15.073	$12.857	$13.777	$12.099	$11.663	$12.078	$12.110	$11.136	$10.013
Number of accumulation units outstanding at end of period (in thousands)	45	44	42	48	54	45	95	89	92	19
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.697	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920	$10.143
Accumulation unit value at end of period	$16.164	$14.697	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920
Number of accumulation units outstanding at end of period (in thousands)	13	13	13	12	16	24	30	26	34	100
Invesco American Franchise Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886	$10.353
Accumulation unit value at end of period	$36.979	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	1	1	29	1	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.800	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$9.983	$10.223	$-
Accumulation unit value at end of period	$36.445	$25.800	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$9.983	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	6	8	8	9	9	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.576	$18.876	$19.766	$15.667	$15.474	$14.858	$13.820	$9.966	$8.870	$10.352
Accumulation unit value at end of period	$36.092	$25.576	$18.876	$19.766	$15.667	$15.474	$14.858	$13.820	$9.966	$8.870
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	1	1	1	1
APP I-80

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$8.864	$10.352
Accumulation unit value at end of period	$35.744	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$8.864
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	6	6	6	6	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$8.851	$10.065
Accumulation unit value at end of period	$35.056	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$8.851
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	7	3	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$10.350
Accumulation unit value at end of period	$34.382	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	9	9	7	6	5	4
Invesco Comstock Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414	$12.728
Accumulation unit value at end of period	$29.669	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414
Number of accumulation units outstanding at end of period (in thousands)	20	12	11	11	8	4	4	5	17	17
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.703	$23.852	$27.355	$23.379	$19.970	$21.369	$19.710	$14.669	$13.841	$-
Accumulation unit value at end of period	$29.278	$29.703	$23.852	$27.355	$23.379	$19.970	$21.369	$19.710	$14.669	$-
Number of accumulation units outstanding at end of period (in thousands)	11	12	11	13	12	19	17	19	22	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.554	$15.718	$18.045	$15.437	$13.199	$14.138	$13.054	$9.725	$8.241	$8.469
Accumulation unit value at end of period	$19.255	$19.554	$15.718	$18.045	$15.437	$13.199	$14.138	$13.054	$9.725	$8.241
Number of accumulation units outstanding at end of period (in thousands)	7	23	23	23	25	24	7	8	13	5

APP I-81

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.181	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972	$12.317
Accumulation unit value at end of period	$27.723	$28.181	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972
Number of accumulation units outstanding at end of period (in thousands)	7	11	11	11	15	21	30	29	25	27
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.828	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127	$8.817
Accumulation unit value at end of period	$18.485	$18.828	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127
Number of accumulation units outstanding at end of period (in thousands)	11	11	16	17	13	23	34	38	27	33
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863
Accumulation unit value at end of period	$25.656	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485
Number of accumulation units outstanding at end of period (in thousands)	9	12	16	17	27	30	31	29	41	40
Invesco Discovery Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-82

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Dividend Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.274	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.259	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.839	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-83

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.830	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.218	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.198	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Equity and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456	$15.727
Accumulation unit value at end of period	$33.723	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456
Number of accumulation units outstanding at end of period (in thousands)	16	13	43	47	50	88	55	251	318	323
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.003	$25.150	$28.020	$25.434	$22.292	$22.978	$21.204	$17.079	$16.436	$-
Accumulation unit value at end of period	$32.782	$30.003	$25.150	$28.020	$25.434	$22.292	$22.978	$21.204	$17.079	$-
Number of accumulation units outstanding at end of period (in thousands)	51	61	63	80	82	68	56	59	59	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.810	$15.783	$17.601	$15.993	$14.032	$14.478	$13.374	$10.783	$9.624	$9.817
Accumulation unit value at end of period	$20.531	$18.810	$15.783	$17.601	$15.993	$14.032	$14.478	$13.374	$10.783	$9.624
Number of accumulation units outstanding at end of period (in thousands)	6	8	12	17	16	20	25	19	35	28

APP I-84

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.215	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068	$15.386
Accumulation unit value at end of period	$31.856	$29.215	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068
Number of accumulation units outstanding at end of period (in thousands)	30	30	28	40	43	59	58	77	204	223
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.112	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492	$10.065
Accumulation unit value at end of period	$19.710	$18.112	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492
Number of accumulation units outstanding at end of period (in thousands)	11	12	12	11	24	22	23	35	26	28
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Accumulation unit value at end of period	$29.272	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352
Number of accumulation units outstanding at end of period (in thousands)	34	38	40	44	58	64	86	93	109	99
Invesco Global Core Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.397	$12.426	$14.675	$12.007	$11.309	$11.617	$11.632	$9.560	$8.486	$10.387
Accumulation unit value at end of period	$17.255	$15.397	$12.426	$14.675	$12.007	$11.309	$11.617	$11.632	$9.560	$8.486
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.197	$12.283	$14.528	$11.904	$11.229	$11.553	$11.585	$9.535	$9.114	$-
Accumulation unit value at end of period	$17.005	$15.197	$12.283	$14.528	$11.904	$11.229	$11.553	$11.585	$9.535	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.065	$12.189	$14.431	$11.836	$11.176	$11.510	$11.553	$9.519	$8.471	$10.386
Accumulation unit value at end of period	$16.841	$15.065	$12.189	$14.431	$11.836	$11.176	$11.510	$11.553	$9.519	$8.471
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-85

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.934	$12.095	$14.334	$11.769	$11.124	$11.467	$11.522	$9.503	$8.465	$10.385
Accumulation unit value at end of period	$16.678	$14.934	$12.095	$14.334	$11.769	$11.124	$11.467	$11.522	$9.503	$8.465
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.676	$11.910	$14.143	$11.635	$11.019	$11.382	$11.459	$9.470	$8.453	$9.875
Accumulation unit value at end of period	$16.357	$14.676	$11.910	$14.143	$11.635	$11.019	$11.382	$11.459	$9.470	$8.453
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.423	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441	$10.384
Accumulation unit value at end of period	$16.042	$14.423	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	3	3	2	2	1	1
Invesco Global Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.883	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$13.841	$12.243	$12.198
Accumulation unit value at end of period	$16.361	$15.883	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$13.841	$12.243
Number of accumulation units outstanding at end of period (in thousands)	16	15	14	16	9	2	2	3	3	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.341	$15.779	$16.665	$15.791	$14.942	$15.402	$15.103	$15.270	$14.269	$-
Accumulation unit value at end of period	$17.836	$17.341	$15.779	$16.665	$15.791	$14.942	$15.402	$15.103	$15.270	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.394	$14.022	$14.824	$14.060	$13.318	$13.742	$13.488	$13.652	$12.106	$12.092
Accumulation unit value at end of period	$15.818	$15.394	$14.022	$14.824	$14.060	$13.318	$13.742	$13.488	$13.652	$12.106
Number of accumulation units outstanding at end of period (in thousands)	1	5	4	6	19	16	11	1	1	2

APP I-86

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.877	$15.387	$16.284	$15.461	$14.659	$15.140	$14.876	$15.071	$13.379	$13.376
Accumulation unit value at end of period	$17.324	$16.877	$15.387	$16.284	$15.461	$14.659	$15.140	$14.876	$15.071	$13.379
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.827	$13.546	$14.365	$13.665	$12.982	$13.435	$13.228	$13.428	$11.944	$12.471
Accumulation unit value at end of period	$15.190	$14.827	$13.546	$14.365	$13.665	$12.982	$13.435	$13.228	$13.428	$11.944
Number of accumulation units outstanding at end of period (in thousands)	14	12	11	10	16	14	16	23	12	8
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.134
Accumulation unit value at end of period	$16.344	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084
Number of accumulation units outstanding at end of period (in thousands)	7	12	12	10	17	15	13	13	18	11
Invesco Growth and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.893	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$9.729	$8.533	$8.759
Accumulation unit value at end of period	$20.259	$19.893	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$9.729	$8.533
Number of accumulation units outstanding at end of period (in thousands)	41	47	42	49	66	41	30	27	27	18
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.106	$19.372	$22.532	$19.857	$16.681	$17.336	$15.842	$11.913	$11.479	$-
Accumulation unit value at end of period	$24.512	$24.106	$19.372	$22.532	$19.857	$16.681	$17.336	$15.842	$11.913	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	7	5	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.276	$15.506	$18.054	$15.926	$13.392	$13.932	$12.744	$9.593	$8.436	$8.680
Accumulation unit value at end of period	$19.581	$19.276	$15.506	$18.054	$15.926	$13.392	$13.932	$12.744	$9.593	$8.436
Number of accumulation units outstanding at end of period (in thousands)	8	5	8	12	16	41	28	28	33	25

APP I-87

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.461	$18.891	$22.017	$19.442	$16.365	$17.042	$15.604	$11.758	$10.349	$10.660
Accumulation unit value at end of period	$23.808	$23.461	$18.891	$22.017	$19.442	$16.365	$17.042	$15.604	$11.758	$10.349
Number of accumulation units outstanding at end of period (in thousands)	8	24	26	33	45	53	55	70	57	42
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.561	$14.975	$17.489	$15.474	$13.051	$13.618	$12.494	$9.433	$8.320	$8.934
Accumulation unit value at end of period	$18.798	$18.561	$14.975	$17.489	$15.474	$13.051	$13.618	$12.494	$9.433	$8.320
Number of accumulation units outstanding at end of period (in thousands)	20	22	23	19	10	10	19	21	14	17
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.467
Accumulation unit value at end of period	$22.461	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121
Number of accumulation units outstanding at end of period (in thousands)	17	16	17	26	40	39	35	36	46	42
Invesco International Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.177	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.051	$12.710	$12.809
Accumulation unit value at end of period	$16.346	$15.177	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.051	$12.710
Number of accumulation units outstanding at end of period (in thousands)	80	79	81	85	86	106	84	75	88	93
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.044	$15.676	$16.766	$15.221	$14.433	$15.090	$15.139	$15.946	$15.009	$-
Accumulation unit value at end of period	$18.330	$17.044	$15.676	$16.766	$15.221	$14.433	$15.090	$15.139	$15.946	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	15	14	26	20	52	65	85	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.706	$13.538	$14.495	$13.172	$12.503	$13.085	$13.140	$13.855	$12.565	$12.694
Accumulation unit value at end of period	$15.799	$14.706	$13.538	$14.495	$13.172	$12.503	$13.085	$13.140	$13.855	$12.565
Number of accumulation units outstanding at end of period (in thousands)	33	39	39	39	34	33	51	44	59	54

APP I-88

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.588	$15.287	$16.383	$14.903	$14.159	$14.833	$14.911	$15.739	$14.287	$14.448
Accumulation unit value at end of period	$17.804	$16.588	$15.287	$16.383	$14.903	$14.159	$14.833	$14.911	$15.739	$14.287
Number of accumulation units outstanding at end of period (in thousands)	15	17	15	17	22	27	24	29	37	47
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.160	$13.075	$14.041	$12.798	$12.184	$12.790	$12.882	$13.624	$12.392	$13.082
Accumulation unit value at end of period	$15.167	$14.160	$13.075	$14.041	$12.798	$12.184	$12.790	$12.882	$13.624	$12.392
Number of accumulation units outstanding at end of period (in thousands)	29	29	32	38	45	58	66	81	55	55
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186
Accumulation unit value at end of period	$16.796	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972
Number of accumulation units outstanding at end of period (in thousands)	39	40	45	51	64	68	75	83	113	120
Invesco International Diversified Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$10.000	$-
Accumulation unit value at end of period	$22.816	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	2	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.794	$15.181	$17.896	$13.604	$13.607	$13.605	$14.608	$11.817	$10.000	$-
Accumulation unit value at end of period	$22.512	$18.794	$15.181	$17.896	$13.604	$13.607	$13.605	$14.608	$11.817	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.645	$15.076	$17.790	$13.537	$13.553	$13.565	$14.579	$11.806	$10.000	$-
Accumulation unit value at end of period	$22.311	$18.645	$15.076	$17.790	$13.537	$13.553	$13.565	$14.579	$11.806	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-89

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$10.000	$-
Accumulation unit value at end of period	$22.111	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$10.000	$-
Accumulation unit value at end of period	$21.718	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	-	3	2	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-
Accumulation unit value at end of period	$21.332	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	2	2	3	-	-
Invesco Main Street Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.761	$17.337	$18.917	$16.285	$14.690	$14.318	$13.027	$9.953	$8.582	$8.644
Accumulation unit value at end of period	$25.901	$22.761	$17.337	$18.917	$16.285	$14.690	$14.318	$13.027	$9.953	$8.582
Number of accumulation units outstanding at end of period (in thousands)	3	5	21	19	3	2	2	-	2	2
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.335	$17.038	$18.618	$16.052	$14.501	$14.155	$12.898	$9.869	$9.660	$-
Accumulation unit value at end of period	$25.378	$22.335	$17.038	$18.618	$16.052	$14.501	$14.155	$12.898	$9.869	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.055	$16.841	$18.422	$15.899	$14.377	$14.048	$12.814	$9.814	$8.484	$8.567
Accumulation unit value at end of period	$25.035	$22.055	$16.841	$18.422	$15.899	$14.377	$14.048	$12.814	$9.814	$8.484
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	3	1	3	3	4	3	3
APP I-90

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.779	$16.647	$18.228	$15.747	$14.254	$13.942	$12.729	$9.759	$8.445	$8.536
Accumulation unit value at end of period	$24.697	$21.779	$16.647	$18.228	$15.747	$14.254	$13.942	$12.729	$9.759	$8.445
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.237	$16.265	$17.845	$15.447	$14.010	$13.731	$12.562	$9.650	$8.367	$8.657
Accumulation unit value at end of period	$24.034	$21.237	$16.265	$17.845	$15.447	$14.010	$13.731	$12.562	$9.650	$8.367
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	5	9	5	4	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.708	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291	$8.414
Accumulation unit value at end of period	$23.388	$20.708	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	7	6	5	9	10	12	10
Invesco Main Street Mid Cap Fund®
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.762	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$10.259	$8.830	$9.116
Accumulation unit value at end of period	$22.545	$20.762	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$10.259	$8.830
Number of accumulation units outstanding at end of period (in thousands)	44	39	44	44	34	43	25	23	24	19
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.374	$18.565	$21.295	$18.689	$16.585	$17.993	$16.131	$12.171	$11.788	$-
Accumulation unit value at end of period	$26.428	$24.374	$18.565	$21.295	$18.689	$16.585	$17.993	$16.131	$12.171	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	9	8	17	16	29	39	37	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.118	$15.338	$17.612	$15.472	$13.744	$14.926	$13.394	$10.116	$8.729	$9.034
Accumulation unit value at end of period	$21.791	$20.118	$15.338	$17.612	$15.472	$13.744	$14.926	$13.394	$10.116	$8.729
Number of accumulation units outstanding at end of period (in thousands)	24	25	29	32	22	37	24	24	19	14

APP I-91

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.721	$18.104	$20.809	$18.299	$16.271	$17.688	$15.889	$12.012	$10.375	$10.748
Accumulation unit value at end of period	$25.669	$23.721	$18.104	$20.809	$18.299	$16.271	$17.688	$15.889	$12.012	$10.375
Number of accumulation units outstanding at end of period (in thousands)	9	7	5	4	7	12	11	10	6	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.371	$14.813	$17.061	$15.033	$13.394	$14.589	$13.131	$9.948	$8.609	$9.569
Accumulation unit value at end of period	$20.920	$19.371	$14.813	$17.061	$15.033	$13.394	$14.589	$13.131	$9.948	$8.609
Number of accumulation units outstanding at end of period (in thousands)	4	4	8	25	14	14	24	27	36	36
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$10.554
Accumulation unit value at end of period	$24.216	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147
Number of accumulation units outstanding at end of period (in thousands)	16	14	13	15	19	19	20	19	26	28
Invesco Quality Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.112	$13.382	$13.470	$13.276	$13.018	$12.902	$12.199	$12.447	$11.966	$11.446
Accumulation unit value at end of period	$14.819	$14.112	$13.382	$13.470	$13.276	$13.018	$12.902	$12.199	$12.447	$11.966
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.386	$13.663	$13.774	$13.596	$13.351	$13.252	$12.548	$12.823	$12.587	$-
Accumulation unit value at end of period	$15.084	$14.386	$13.663	$13.774	$13.596	$13.351	$13.252	$12.548	$12.823	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.677	$13.003	$13.121	$12.964	$12.744	$12.662	$12.002	$12.277	$11.832	$11.346
Accumulation unit value at end of period	$14.327	$13.677	$13.003	$13.121	$12.964	$12.744	$12.662	$12.002	$12.277	$11.832
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-92

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.001	$13.324	$13.459	$13.311	$13.098	$13.027	$12.360	$12.656	$12.209	$11.719
Accumulation unit value at end of period	$14.651	$14.001	$13.324	$13.459	$13.311	$13.098	$13.027	$12.360	$12.656	$12.209
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.174	$12.562	$12.714	$12.600	$12.423	$12.380	$11.770	$12.076	$11.673	$11.445
Accumulation unit value at end of period	$13.758	$13.174	$12.562	$12.714	$12.600	$12.423	$12.380	$11.770	$12.076	$11.673
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.262	$12.671	$12.851	$12.761	$12.606	$12.588	$11.992	$12.328	$11.940	$11.507
Accumulation unit value at end of period	$13.822	$13.262	$12.671	$12.851	$12.761	$12.606	$12.588	$11.992	$12.328	$11.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Real Estate Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.787	$14.994	$16.024	$15.476	$14.663	$14.393	$11.009	$10.758	$9.349	$8.691
Accumulation unit value at end of period	$29.673	$18.787	$14.994	$16.024	$15.476	$14.663	$14.393	$11.009	$10.758	$9.349
Number of accumulation units outstanding at end of period (in thousands)	10	3	22	22	24	21	28	14	16	16
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.473	$13.966	$14.949	$14.459	$13.720	$13.488	$10.332	$10.112	$9.947	$-
Accumulation unit value at end of period	$35.040	$17.473	$13.966	$14.949	$14.459	$13.720	$13.488	$10.332	$10.112	$-
Number of accumulation units outstanding at end of period (in thousands)	4	9	13	14	15	14	17	26	21	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.057	$14.447	$15.480	$14.987	$14.236	$14.008	$10.741	$10.523	$9.168	$8.543
Accumulation unit value at end of period	$16.116	$18.057	$14.447	$15.480	$14.987	$14.236	$14.008	$10.741	$10.523	$9.168
Number of accumulation units outstanding at end of period (in thousands)	8	6	4	3	3	4	4	10	6	1

APP I-93

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.037	$13.645	$14.635	$14.183	$13.485	$13.283	$10.195	$9.998	$8.719	$8.133
Accumulation unit value at end of period	$16.116	$17.037	$13.645	$14.635	$14.183	$13.485	$13.283	$10.195	$9.998	$8.719
Number of accumulation units outstanding at end of period (in thousands)	8	2	1	7	8	6	4	4	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.387	$13.953	$14.995	$14.561	$13.873	$13.692	$10.530	$10.347	$9.042	$9.342
Accumulation unit value at end of period	$15.471	$17.387	$13.953	$14.995	$14.561	$13.873	$13.692	$10.530	$10.347	$9.042
Number of accumulation units outstanding at end of period (in thousands)	20	13	16	17	9	10	6	6	3	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.197	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559	$8.016
Accumulation unit value at end of period	$41.928	$16.197	$13.024	$14.025	$13.647	$13.027	$12.883	$9.928	$9.775	$8.559
Number of accumulation units outstanding at end of period (in thousands)	14	16	11	14	29	32	33	23	21	13
Invesco Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.995	$18.762	$19.921	$16.126	$15.660	$15.846	$15.447	$11.309	$9.734	$10.125
Accumulation unit value at end of period	$86.603	$23.995	$18.762	$19.921	$16.126	$15.660	$15.846	$15.447	$11.309	$9.734
Number of accumulation units outstanding at end of period (in thousands)	14	19	24	24	27	45	50	57	57	34
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.601	$21.614	$22.985	$18.634	$18.122	$18.365	$17.929	$13.146	$12.869	$-
Accumulation unit value at end of period	$85.081	$27.601	$21.614	$22.985	$18.634	$18.122	$18.365	$17.929	$13.146	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	3	7	6	10	6	17	18	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.251	$18.225	$19.400	$15.744	$15.326	$15.548	$15.194	$11.152	$9.622	$10.034
Accumulation unit value at end of period	$84.081	$23.251	$18.225	$19.400	$15.744	$15.326	$15.548	$15.194	$11.152	$9.622
Number of accumulation units outstanding at end of period (in thousands)	5	17	17	14	13	15	4	5	5	21

APP I-94

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.863	$21.078	$22.459	$18.245	$17.778	$18.053	$17.660	$12.975	$11.207	$11.697
Accumulation unit value at end of period	$83.093	$26.863	$21.078	$22.459	$18.245	$17.778	$18.053	$17.660	$12.975	$11.207
Number of accumulation units outstanding at end of period (in thousands)	3	5	4	4	2	3	3	5	3	11
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.388	$17.601	$18.793	$15.297	$14.936	$15.197	$14.896	$10.966	$9.490	$10.952
Accumulation unit value at end of period	$81.152	$22.388	$17.601	$18.793	$15.297	$14.936	$15.197	$14.896	$10.966	$9.490
Number of accumulation units outstanding at end of period (in thousands)	4	7	8	9	13	12	36	20	19	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.444	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960	$11.486
Accumulation unit value at end of period	$79.256	$25.444	$20.045	$21.445	$17.490	$17.111	$17.445	$17.134	$12.639	$10.960
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	11	18	19	21	20	23	25
Ivy Science & Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.911	$29.379	$31.114	$23.545	$23.258	$24.126	$23.239	$15.358	$12.189	$12.777
Accumulation unit value at end of period	$59.448	$43.911	$29.379	$31.114	$23.545	$23.258	$24.126	$23.239	$15.358	$12.189
Number of accumulation units outstanding at end of period (in thousands)	15	15	16	15	18	20	20	17	6	6
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$43.086	$28.870	$30.622	$23.207	$22.958	$23.851	$23.009	$15.228	$13.948	$-
Accumulation unit value at end of period	$58.244	$43.086	$28.870	$30.622	$23.207	$22.958	$23.851	$23.009	$15.228	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	14	13	11	10	9	5	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$40.803	$27.367	$29.057	$22.043	$21.829	$22.701	$21.921	$14.523	$11.555	$12.142
Accumulation unit value at end of period	$55.103	$40.803	$27.367	$29.057	$22.043	$21.829	$22.701	$21.921	$14.523	$11.555
Number of accumulation units outstanding at end of period (in thousands)	4	7	6	4	4	3	4	4	4	3

APP I-95

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$42.011	$28.206	$29.977	$22.764	$22.565	$23.490	$22.705	$15.057	$11.992	$12.615
Accumulation unit value at end of period	$56.677	$42.011	$28.206	$29.977	$22.764	$22.565	$23.490	$22.705	$15.057	$11.992
Number of accumulation units outstanding at end of period (in thousands)	2	4	3	4	3	3	3	3	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.289	$26.431	$28.148	$21.417	$21.272	$22.188	$21.491	$14.280	$11.396	$12.823
Accumulation unit value at end of period	$52.899	$39.289	$26.431	$28.148	$21.417	$21.272	$22.188	$21.491	$14.280	$11.396
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	7	6	8	9	8	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432
Accumulation unit value at end of period	$53.667	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772
Number of accumulation units outstanding at end of period (in thousands)	12	10	9	8	13	12	11	11	12	11
Janus Henderson Enterprise Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$49.103	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$18.132	$15.531	$15.945
Accumulation unit value at end of period	$58.554	$49.103	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$18.132	$15.531
Number of accumulation units outstanding at end of period (in thousands)	8	7	14	12	15	7	7	14	25	22
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$48.336	$36.113	$36.828	$29.413	$26.520	$25.905	$23.354	$18.038	$17.411	$-
Accumulation unit value at end of period	$57.554	$48.336	$36.113	$36.828	$29.413	$26.520	$25.905	$23.354	$18.038	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$47.832	$35.772	$36.517	$29.193	$26.348	$25.763	$23.249	$17.975	$15.435	$15.886
Accumulation unit value at end of period	$56.897	$47.832	$35.772	$36.517	$29.193	$26.348	$25.763	$23.249	$17.975	$15.435
Number of accumulation units outstanding at end of period (in thousands)	4	3	4	7	6	6	2	2	1	6

APP I-96

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$47.333	$35.435	$36.209	$28.976	$26.178	$25.622	$23.145	$17.912	$15.397	$15.862
Accumulation unit value at end of period	$56.247	$47.333	$35.435	$36.209	$28.976	$26.178	$25.622	$23.145	$17.912	$15.397
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	5	4	2	2	1	1	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$46.351	$34.769	$35.600	$28.545	$25.840	$25.343	$22.938	$17.788	$15.320	$16.731
Accumulation unit value at end of period	$54.970	$46.351	$34.769	$35.600	$28.545	$25.840	$25.343	$22.938	$17.788	$15.320
Number of accumulation units outstanding at end of period (in thousands)	2	5	6	13	10	9	6	5	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768
Accumulation unit value at end of period	$53.722	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244
Number of accumulation units outstanding at end of period (in thousands)	11	10	11	10	16	14	9	9	11	9
LKCM Aquinas Catholic Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958	$11.963
Accumulation unit value at end of period	$33.733	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	13	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.879	$20.626	$22.557	$18.797	$17.274	$17.978	$17.614	$13.270	$12.862	$-
Accumulation unit value at end of period	$33.189	$26.879	$20.626	$22.557	$18.797	$17.274	$17.978	$17.614	$13.270	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.616	$20.444	$22.381	$18.668	$17.174	$17.891	$17.547	$13.232	$11.902	$11.937
Accumulation unit value at end of period	$32.831	$26.616	$20.444	$22.381	$18.668	$17.174	$17.891	$17.547	$13.232	$11.902
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-97

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881	$11.927
Accumulation unit value at end of period	$32.477	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837	$12.471
Accumulation unit value at end of period	$31.780	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	5	7	7	10	9	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$11.887
Accumulation unit value at end of period	$31.098	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	5	4	4	3	3
Lord Abbett Affiliated Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.288	$16.306	$17.735	$15.357	$13.150	$13.790	$12.375	$-	$-	$-
Accumulation unit value at end of period	$19.885	$20.288	$16.306	$17.735	$15.357	$13.150	$13.790	$12.375	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.780	$17.531	$19.096	$16.560	$14.202	$14.916	$13.405	$10.201	$9.812	$-
Accumulation unit value at end of period	$21.315	$21.780	$17.531	$19.096	$16.560	$14.202	$14.916	$13.405	$10.201	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.495	$19.736	$21.520	$18.680	$16.036	$16.859	$15.167	$11.553	$10.051	$10.995
Accumulation unit value at end of period	$23.948	$24.495	$19.736	$21.520	$18.680	$16.036	$16.859	$15.167	$11.553	$10.051
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-98

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.197	$17.096	$18.660	$16.214	$13.933	$14.662	$13.204	$10.068	$8.768	$9.600
Accumulation unit value at end of period	$20.703	$21.197	$17.096	$18.660	$16.214	$13.933	$14.662	$13.204	$10.068	$8.768
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	3	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.078	$16.258	$17.817	$15.543	$13.410	$14.169	$12.810	$9.807	$8.575	$9.427
Accumulation unit value at end of period	$19.531	$20.078	$16.258	$17.817	$15.543	$13.410	$14.169	$12.810	$9.807	$8.575
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	3	3	2	2	3	4
Lord Abbett Bond-Debenture Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.971	$17.700	$18.491	$17.016	$15.217	$15.562	$14.965	$13.953	$12.380	$11.979
Accumulation unit value at end of period	$21.387	$19.971	$17.700	$18.491	$17.016	$15.217	$15.562	$14.965	$13.953	$12.380
Number of accumulation units outstanding at end of period (in thousands)	23	23	21	18	19	19	17	7	4	6
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.806	$19.392	$20.334	$18.746	$16.802	$17.194	$16.578	$15.460	$14.563	$-
Accumulation unit value at end of period	$23.242	$21.806	$19.392	$20.334	$18.746	$16.802	$17.194	$16.578	$15.460	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.223	$18.911	$19.870	$18.354	$16.484	$16.902	$16.330	$15.259	$13.587	$13.193
Accumulation unit value at end of period	$22.575	$21.223	$18.911	$19.870	$18.354	$16.484	$16.902	$16.330	$15.259	$13.587
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	9	11	10
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.882	$14.181	$14.930	$13.819	$12.435	$12.776	$12.368	$11.580	$10.332	$10.000
Accumulation unit value at end of period	$16.861	$15.882	$14.181	$14.930	$13.819	$12.435	$12.776	$12.368	$11.580	$10.332
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-99

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.102	$17.984	$18.972	$17.595	$15.865	$16.333	$15.843	$14.863	$13.288	$12.954
Accumulation unit value at end of period	$21.297	$20.102	$17.984	$18.972	$17.595	$15.865	$16.333	$15.843	$14.863	$13.288
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-	-
Lord Abbett Developing Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$38.610	$29.502	$28.299	$21.922	$22.673	$25.044	$24.407	$15.619	$15.826	$-
Accumulation unit value at end of period	$66.037	$38.610	$29.502	$28.299	$21.922	$22.673	$25.044	$24.407	$15.619	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$29.912	$22.879	$21.968	$17.035	$17.636	$19.500	$19.023	$12.185	$11.123	$11.405
Accumulation unit value at end of period	$51.110	$29.912	$22.879	$21.968	$17.035	$17.636	$19.500	$19.023	$12.185	$11.123
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.577	$28.770	$27.652	$21.464	$22.243	$24.619	$24.041	$15.415	$14.086	$14.457
Accumulation unit value at end of period	$64.142	$37.577	$28.770	$27.652	$21.464	$22.243	$24.619	$24.041	$15.415	$14.086
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$35.592	$27.360	$26.403	$20.576	$21.409	$23.790	$23.325	$15.016	$13.776	$14.195
Accumulation unit value at end of period	$60.513	$35.592	$27.360	$26.403	$20.576	$21.409	$23.790	$23.325	$15.016	$13.776
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-100

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Lord Abbett Dividend Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.820	$22.176	$23.474	$19.882	$17.418	$17.995	$16.264	$12.829	$12.525	$-
Accumulation unit value at end of period	$31.864	$27.820	$22.176	$23.474	$19.882	$17.418	$17.995	$16.264	$12.829	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.193	$20.102	$21.300	$18.059	$15.836	$16.378	$14.816	$11.700	$10.437	$10.550
Accumulation unit value at end of period	$28.826	$25.193	$20.102	$21.300	$18.059	$15.836	$16.378	$14.816	$11.700	$10.437
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.075	$21.626	$22.938	$19.467	$17.088	$17.690	$16.019	$12.662	$11.307	$11.441
Accumulation unit value at end of period	$30.949	$27.075	$21.626	$22.938	$19.467	$17.088	$17.690	$16.019	$12.662	$11.307
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.818	$19.863	$21.110	$17.951	$15.789	$16.378	$14.861	$11.770	$10.531	$10.000
Accumulation unit value at end of period	$28.313	$24.818	$19.863	$21.110	$17.951	$15.789	$16.378	$14.861	$11.770	$10.531
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.646	$20.566	$21.902	$18.662	$16.447	$17.094	$15.542	$12.334	$11.058	$11.234
Accumulation unit value at end of period	$29.198	$25.646	$20.566	$21.902	$18.662	$16.447	$17.094	$15.542	$12.334	$11.058
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	1	1

APP I-101

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Lord Abbett Fundamental Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.723	$19.464	$21.406	$19.078	$16.598	$17.272	$16.244	$11.963	$10.861	$11.373
Accumulation unit value at end of period	$24.198	$23.723	$19.464	$21.406	$19.078	$16.598	$17.272	$16.244	$11.963	$10.861
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.737	$20.327	$22.389	$19.984	$17.412	$18.146	$17.092	$12.606	$12.613	$-
Accumulation unit value at end of period	$25.195	$24.737	$20.327	$22.389	$19.984	$17.412	$18.146	$17.092	$12.606	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.075	$19.822	$21.877	$19.566	$17.082	$17.838	$16.835	$12.442	$11.335	$11.912
Accumulation unit value at end of period	$24.472	$24.075	$19.822	$21.877	$19.566	$17.082	$17.838	$16.835	$12.442	$11.335
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	1	1	1	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.804	$18.851	$20.889	$18.757	$16.441	$17.238	$16.334	$12.120	$11.086	$11.696
Accumulation unit value at end of period	$23.087	$22.804	$18.851	$20.889	$18.757	$16.441	$17.238	$16.334	$12.120	$11.086
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	2	2	2	2	2
Lord Abbett Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$32.293	$23.805	$24.855	$20.399	$20.360	$20.001	$18.973	$13.938	$14.452	$-
Accumulation unit value at end of period	$44.840	$32.293	$23.805	$24.855	$20.399	$20.360	$20.001	$18.973	$13.938	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-102

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.429	$23.215	$24.288	$19.972	$19.975	$19.661	$18.688	$13.756	$12.206	$13.705
Accumulation unit value at end of period	$43.553	$31.429	$23.215	$24.288	$19.972	$19.975	$19.661	$18.688	$13.756	$12.206
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.769	$22.077	$23.190	$19.146	$19.225	$18.999	$18.131	$13.400	$11.937	$13.458
Accumulation unit value at end of period	$41.089	$29.769	$22.077	$23.190	$19.146	$19.225	$18.999	$18.131	$13.400	$11.937
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Lord Abbett Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.834	$15.668	$15.954	$15.521	$15.054	$15.283	$14.533	$14.869	$14.301	$-
Accumulation unit value at end of period	$17.910	$16.834	$15.668	$15.954	$15.521	$15.054	$15.283	$14.533	$14.869	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.383	$15.279	$15.590	$15.197	$14.768	$15.023	$14.315	$14.675	$13.772	$12.992
Accumulation unit value at end of period	$17.396	$16.383	$15.279	$15.590	$15.197	$14.768	$15.023	$14.315	$14.675	$13.772
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.518	$14.530	$14.886	$14.568	$14.214	$14.517	$13.888	$14.295	$13.469	$12.757
Accumulation unit value at end of period	$16.412	$15.518	$14.530	$14.886	$14.568	$14.214	$14.517	$13.888	$14.295	$13.469
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-103

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Lord Abbett Value Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.117	$13.207	$15.093	$13.798	$11.934	$12.373	$11.411	$10.000	$-	$-
Accumulation unit value at end of period	$18.434	$16.117	$13.207	$15.093	$13.798	$11.934	$12.373	$11.411	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.958	$13.096	$14.989	$13.723	$11.887	$12.343	$11.401	$10.000	$-	$-
Accumulation unit value at end of period	$18.225	$15.958	$13.096	$14.989	$13.723	$11.887	$12.343	$11.401	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	15	16	23	26	8	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.748	$12.949	$14.851	$13.624	$11.825	$12.303	$11.386	$10.000	$-	$-
Accumulation unit value at end of period	$17.949	$15.748	$12.949	$14.851	$13.624	$11.825	$12.303	$11.386	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	8	11	17	18	32	43	50	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.540	$12.804	$14.714	$13.525	$11.763	$12.263	$11.372	$10.000	$-	$-
Accumulation unit value at end of period	$17.677	$15.540	$12.804	$14.714	$13.525	$11.763	$12.263	$11.372	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.336	$12.661	$14.579	$13.428	$11.701	$12.223	$11.358	$10.000	$-	$-
Accumulation unit value at end of period	$17.409	$15.336	$12.661	$14.579	$13.428	$11.701	$12.223	$11.358	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	2	7	7	8	9	-	-
MFS® Government Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168	$11.408
Accumulation unit value at end of period	$14.014	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168
Number of accumulation units outstanding at end of period (in thousands)	63	38	30	35	32	23	29	55	71	63

APP I-104

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.013	$12.346	$12.393	$12.240	$12.243	$12.302	$11.834	$12.274	$12.147	$-
Accumulation unit value at end of period	$13.750	$13.013	$12.346	$12.393	$12.240	$12.243	$12.302	$11.834	$12.274	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	6	7	8	23	25	24	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.862	$12.215	$12.274	$12.134	$12.150	$12.220	$11.767	$12.217	$12.057	$11.332
Accumulation unit value at end of period	$13.577	$12.862	$12.215	$12.274	$12.134	$12.150	$12.220	$11.767	$12.217	$12.057
Number of accumulation units outstanding at end of period (in thousands)	25	18	18	13	19	26	24	24	23	19
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.713	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013	$11.302
Accumulation unit value at end of period	$13.406	$12.713	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013
Number of accumulation units outstanding at end of period (in thousands)	24	22	20	17	10	12	11	10	6	16
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.419	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925	$11.419
Accumulation unit value at end of period	$13.070	$12.419	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925
Number of accumulation units outstanding at end of period (in thousands)	13	21	21	23	38	37	60	48	36	23
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182
Accumulation unit value at end of period	$12.743	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838
Number of accumulation units outstanding at end of period (in thousands)	18	21	26	40	47	41	44	60	70	64
MFS® Research International Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.614	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$8.712	$7.505	$8.459
Accumulation unit value at end of period	$14.171	$12.614	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$8.712	$7.505
Number of accumulation units outstanding at end of period (in thousands)	23	21	81	78	80	82	69	48	17	15

APP I-105

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.395	$9.776	$11.466	$9.011	$9.174	$9.427	$10.198	$8.651	$8.137	$-
Accumulation unit value at end of period	$13.904	$12.395	$9.776	$11.466	$9.011	$9.174	$9.427	$10.198	$8.651	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	36	35	49	36	28	23	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.251	$9.673	$11.356	$8.933	$9.104	$9.365	$10.140	$8.611	$7.437	$8.402
Accumulation unit value at end of period	$13.729	$12.251	$9.673	$11.356	$8.933	$9.104	$9.365	$10.140	$8.611	$7.437
Number of accumulation units outstanding at end of period (in thousands)	34	30	39	36	39	39	62	33	63	26
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.109	$9.570	$11.247	$8.856	$9.035	$9.302	$10.083	$8.571	$7.410	$8.380
Accumulation unit value at end of period	$13.556	$12.109	$9.570	$11.247	$8.856	$9.035	$9.302	$10.083	$8.571	$7.410
Number of accumulation units outstanding at end of period (in thousands)	22	23	22	14	20	17	16	9	8	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.829	$9.368	$11.032	$8.704	$8.897	$9.179	$9.969	$8.491	$7.355	$8.836
Accumulation unit value at end of period	$13.217	$11.829	$9.368	$11.032	$8.704	$8.897	$9.179	$9.969	$8.491	$7.355
Number of accumulation units outstanding at end of period (in thousands)	11	10	11	44	49	37	27	39	35	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291
Accumulation unit value at end of period	$12.886	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301
Number of accumulation units outstanding at end of period (in thousands)	56	53	65	80	90	81	78	66	60	49
MFS® Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.811	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$10.214	$8.840	$8.902
Accumulation unit value at end of period	$23.526	$22.811	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$10.214	$8.840
Number of accumulation units outstanding at end of period (in thousands)	36	33	35	44	21	5	10	10	20	16

APP I-106

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.383	$17.364	$19.440	$16.658	$14.727	$14.942	$13.635	$10.128	$9.808	$-
Accumulation unit value at end of period	$23.050	$22.383	$17.364	$19.440	$16.658	$14.727	$14.942	$13.635	$10.128	$-
Number of accumulation units outstanding at end of period (in thousands)	13	14	7	10	12	11	11	13	16	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.637	$16.803	$18.830	$16.151	$14.293	$14.516	$13.261	$9.859	$8.554	$8.636
Accumulation unit value at end of period	$22.260	$21.637	$16.803	$18.830	$16.151	$14.293	$14.516	$13.261	$9.859	$8.554
Number of accumulation units outstanding at end of period (in thousands)	14	10	10	8	33	33	49	11	26	14
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.824	$16.965	$19.031	$16.339	$14.474	$14.715	$13.455	$10.014	$8.697	$8.789
Accumulation unit value at end of period	$22.429	$21.824	$16.965	$19.031	$16.339	$14.474	$14.715	$13.455	$10.014	$8.697
Number of accumulation units outstanding at end of period (in thousands)	6	6	1	26	20	8	3	2	1	33
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.834	$16.228	$18.241	$15.692	$13.929	$14.189	$13.000	$9.695	$8.437	$8.972
Accumulation unit value at end of period	$21.369	$20.834	$16.228	$18.241	$15.692	$13.929	$14.189	$13.000	$9.695	$8.437
Number of accumulation units outstanding at end of period (in thousands)	15	25	34	35	36	29	34	58	40	24
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662
Accumulation unit value at end of period	$21.238	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537
Number of accumulation units outstanding at end of period (in thousands)	32	40	39	42	54	59	58	48	58	52
MSIF Global Opportunity Portfolio
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.517	$14.526	$15.525	$10.470	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.107	$19.517	$14.526	$15.525	$10.470	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-	-

APP I-107

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.314	$14.411	$15.441	$10.439	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.719	$19.314	$14.411	$15.441	$10.439	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.233	$14.365	$15.407	$10.426	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.565	$19.233	$14.365	$15.407	$10.426	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.072	$14.273	$15.340	$10.401	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.260	$19.072	$14.273	$15.340	$10.401	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.913	$14.182	$15.273	$10.377	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.957	$18.913	$14.182	$15.273	$10.377	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	4	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601	$12.031
Accumulation unit value at end of period	$33.976	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601
Number of accumulation units outstanding at end of period (in thousands)	22	20	20	19	2	17	20	1	-	-

APP I-108

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.239	$22.628	$24.225	$20.600	$18.868	$19.111	$17.438	$12.730	$12.525	$-
Accumulation unit value at end of period	$33.427	$28.239	$22.628	$24.225	$20.600	$18.868	$19.111	$17.438	$12.730	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	18	1	1	13	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.962	$22.428	$24.035	$20.459	$18.758	$19.019	$17.371	$12.694	$11.547	$12.005
Accumulation unit value at end of period	$33.067	$27.962	$22.428	$24.035	$20.459	$18.758	$19.019	$17.371	$12.694	$11.547
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	3	1	-	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526	$11.995
Accumulation unit value at end of period	$32.710	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	4	4	4	4	3	11	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483	$12.654
Accumulation unit value at end of period	$32.008	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483
Number of accumulation units outstanding at end of period (in thousands)	7	6	7	6	3	6	8	7	7	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955
Accumulation unit value at end of period	$31.322	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	13	12	12	11	9	8	4
PGIM Jennison Natural Resources Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$10.000	$-
Accumulation unit value at end of period	$7.262	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	-	-	-	-

APP I-109

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$6.487	$5.604	$7.817	$7.496	$5.621	$8.015	$10.077	$9.241	$10.000	$-
Accumulation unit value at end of period	$7.165	$6.487	$5.604	$7.817	$7.496	$5.621	$8.015	$10.077	$9.241	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$6.435	$5.565	$7.770	$7.459	$5.599	$7.991	$10.057	$9.232	$10.000	$-
Accumulation unit value at end of period	$7.101	$6.435	$5.565	$7.770	$7.459	$5.599	$7.991	$10.057	$9.232	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$10.000	$-
Accumulation unit value at end of period	$7.037	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$10.000	$-
Accumulation unit value at end of period	$6.912	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$-
Number of accumulation units outstanding at end of period (in thousands)	-	8	-	-	-	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-
Accumulation unit value at end of period	$6.789	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	9	9	7	2	1	-	-	-
PIMCO Total Return ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$10.000	$-
Accumulation unit value at end of period	$13.237	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-110

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.092	$11.199	$11.389	$11.001	$10.781	$10.836	$10.459	$10.777	$10.000	$-
Accumulation unit value at end of period	$13.060	$12.092	$11.199	$11.389	$11.001	$10.781	$10.836	$10.459	$10.777	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.996	$11.121	$11.321	$10.946	$10.738	$10.804	$10.439	$10.767	$10.000	$-
Accumulation unit value at end of period	$12.944	$11.996	$11.121	$11.321	$10.946	$10.738	$10.804	$10.439	$10.767	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$10.000	$-
Accumulation unit value at end of period	$12.828	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	14	12	11	11	18	10	10	11	19	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$10.000	$-
Accumulation unit value at end of period	$12.600	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	5	3	3	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-
Accumulation unit value at end of period	$12.376	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	1	1	-	-	-
Pioneer Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.603	$8.643	$10.378	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.427	$10.603	$8.643	$10.378	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	46	43	44	-	-	-	-	-	-

APP I-111

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.568	$8.627	$10.375	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.367	$10.568	$8.627	$10.375	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.545	$8.617	$10.373	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.328	$10.545	$8.617	$10.373	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	19	20	26	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.521	$8.606	$10.371	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.288	$10.521	$8.606	$10.371	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.475	$8.586	$10.367	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.210	$10.475	$8.586	$10.367	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	9	11	12	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.132	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	22	25	25	-	-	-	-	-	-
Pioneer Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.946	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$9.106	$8.257	$8.832
Accumulation unit value at end of period	$17.166	$16.946	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$9.106	$8.257
Number of accumulation units outstanding at end of period (in thousands)	27	16	16	18	15	26	27	18	32	37

APP I-112

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.065	$16.559	$20.708	$18.468	$16.010	$17.221	$15.108	$11.439	$11.489	$-
Accumulation unit value at end of period	$21.307	$21.065	$16.559	$20.708	$18.468	$16.010	$17.221	$15.108	$11.439	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	3	2	6	9	15	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.420	$12.920	$16.174	$14.439	$12.530	$13.491	$11.847	$8.979	$8.162	$8.752
Accumulation unit value at end of period	$16.592	$16.420	$12.920	$16.174	$14.439	$12.530	$13.491	$11.847	$8.979	$8.162
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	12	11	13	14	17	14	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.501	$16.148	$20.234	$18.082	$15.707	$16.929	$14.881	$11.289	$10.273	$11.026
Accumulation unit value at end of period	$20.695	$20.501	$16.148	$20.234	$18.082	$15.707	$16.929	$14.881	$11.289	$10.273
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	5	4	4	7	3	5	9
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.810	$12.478	$15.667	$14.028	$12.210	$13.187	$11.614	$8.829	$8.050	$9.106
Accumulation unit value at end of period	$15.928	$15.810	$12.478	$15.667	$14.028	$12.210	$13.187	$11.614	$8.829	$8.050
Number of accumulation units outstanding at end of period (in thousands)	15	16	16	19	22	23	19	13	19	31
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827
Accumulation unit value at end of period	$19.524	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	15	17	17	20	31	31	31
Pioneer Select Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.169	$25.872	$27.736	$21.478	$20.860	$20.680	$19.061	$13.267	$12.506	$12.895
Accumulation unit value at end of period	$47.239	$34.169	$25.872	$27.736	$21.478	$20.860	$20.680	$19.061	$13.267	$12.506
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	7	7	7	9	9	13

APP I-113

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.641	$25.510	$27.390	$21.242	$20.661	$20.514	$18.936	$13.200	$14.001	$-
Accumulation unit value at end of period	$46.439	$33.641	$25.510	$27.390	$21.242	$20.661	$20.514	$18.936	$13.200	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$33.293	$25.272	$27.161	$21.086	$20.529	$20.404	$18.853	$13.156	$12.432	$12.850
Accumulation unit value at end of period	$45.914	$33.293	$25.272	$27.161	$21.086	$20.529	$20.404	$18.853	$13.156	$12.432
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.949	$25.036	$26.935	$20.931	$20.399	$20.294	$18.771	$13.111	$12.402	$12.833
Accumulation unit value at end of period	$45.394	$32.949	$25.036	$26.935	$20.931	$20.399	$20.294	$18.771	$13.111	$12.402
Number of accumulation units outstanding at end of period (in thousands)	25	24	-	3	3	2	2	2	2	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.272	$24.571	$26.487	$20.624	$20.140	$20.077	$18.607	$13.023	$12.343	$14.051
Accumulation unit value at end of period	$44.372	$32.272	$24.571	$26.487	$20.624	$20.140	$20.077	$18.607	$13.023	$12.343
Number of accumulation units outstanding at end of period (in thousands)	1	1	23	21	18	15	3	3	2	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.609	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284	$12.762
Accumulation unit value at end of period	$43.374	$31.609	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	2	2	4	5	5
Pioneer Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.694	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.115	$13.654	$13.307
Accumulation unit value at end of period	$19.977	$18.694	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.115	$13.654
Number of accumulation units outstanding at end of period (in thousands)	47	48	47	15	15	17	16	14	16	22

APP I-114

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.307	$17.635	$18.097	$17.313	$16.187	$16.535	$15.909	$15.776	$14.890	$-
Accumulation unit value at end of period	$20.601	$19.307	$17.635	$18.097	$17.313	$16.187	$16.535	$15.909	$15.776	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	27	24	21	21	20	15	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.925	$16.389	$16.835	$16.122	$15.089	$15.429	$14.859	$14.749	$13.357	$13.050
Accumulation unit value at end of period	$19.108	$17.925	$16.389	$16.835	$16.122	$15.089	$15.429	$14.859	$14.749	$13.357
Number of accumulation units outstanding at end of period (in thousands)	5	6	10	7	15	16	26	18	13	10
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.791	$17.197	$17.683	$16.951	$15.880	$16.255	$15.670	$15.570	$14.114	$13.804
Accumulation unit value at end of period	$20.010	$18.791	$17.197	$17.683	$16.951	$15.880	$16.255	$15.670	$15.570	$14.114
Number of accumulation units outstanding at end of period (in thousands)	10	10	4	9	8	8	9	10	15	26
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.260	$15.828	$16.308	$15.664	$14.704	$15.081	$14.568	$14.503	$13.174	$13.270
Accumulation unit value at end of period	$18.343	$17.260	$15.828	$16.308	$15.664	$14.704	$15.081	$14.568	$14.503	$13.174
Number of accumulation units outstanding at end of period (in thousands)	14	21	22	23	21	21	20	23	15	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554
Accumulation unit value at end of period	$18.878	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803
Number of accumulation units outstanding at end of period (in thousands)	31	30	29	32	40	35	30	31	36	32
Putnam Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.202	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$10.897	$9.202	$9.081
Accumulation unit value at end of period	$25.486	$24.202	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$10.897	$9.202
Number of accumulation units outstanding at end of period (in thousands)	4	3	4	3	-	1	1	23	20	1

APP I-115

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.069	$23.293	$25.579	$21.692	$19.227	$19.988	$17.892	$13.682	$12.727	$-
Accumulation unit value at end of period	$31.617	$30.069	$23.293	$25.579	$21.692	$19.227	$19.988	$17.892	$13.682	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.451	$18.185	$19.990	$16.969	$15.055	$15.668	$14.038	$10.746	$9.097	$8.999
Accumulation unit value at end of period	$24.634	$23.451	$18.185	$19.990	$16.969	$15.055	$15.668	$14.038	$10.746	$9.097
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	16	4	4	-	-	-	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.264	$22.715	$24.995	$21.238	$18.862	$19.649	$17.623	$13.503	$11.443	$11.332
Accumulation unit value at end of period	$30.709	$29.264	$22.715	$24.995	$21.238	$18.862	$19.649	$17.623	$13.503	$11.443
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	3	3	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.581	$17.562	$19.364	$16.486	$14.671	$15.314	$13.763	$10.566	$8.972	$9.590
Accumulation unit value at end of period	$23.648	$22.581	$17.562	$19.364	$16.486	$14.671	$15.314	$13.763	$10.566	$8.972
Number of accumulation units outstanding at end of period (in thousands)	5	5	7	5	15	14	11	9	4	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.126
Accumulation unit value at end of period	$28.971	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	6	6	8	6	7	5
Putnam Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-116

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.749	$13.916	$13.781	$10.655	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.628	$18.749	$13.916	$13.781	$10.655	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.719	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$14.668	$12.807	$12.478
Accumulation unit value at end of period	$20.701	$19.719	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$14.668	$12.807
Number of accumulation units outstanding at end of period (in thousands)	16	23	34	44	28	38	47	29	16	4

APP I-117

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.591	$19.061	$19.932	$18.793	$16.389	$17.442	$17.222	$16.230	$15.100	$-
Accumulation unit value at end of period	$22.632	$21.591	$19.061	$19.932	$18.793	$16.389	$17.442	$17.222	$16.230	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	13	-	-	11	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.112	$16.889	$17.679	$16.685	$14.566	$15.517	$15.337	$14.468	$12.663	$12.369
Accumulation unit value at end of period	$20.013	$19.112	$16.889	$17.679	$16.685	$14.566	$15.517	$15.337	$14.468	$12.663
Number of accumulation units outstanding at end of period (in thousands)	11	9	7	8	1	3	2	2	11	9
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.013	$18.588	$19.477	$18.400	$16.079	$17.146	$16.964	$16.018	$14.035	$13.722
Accumulation unit value at end of period	$21.982	$21.013	$18.588	$19.477	$18.400	$16.079	$17.146	$16.964	$16.018	$14.035
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	1	1	1	-	-	11	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.408	$16.316	$17.131	$16.216	$14.199	$15.171	$15.040	$14.230	$12.493	$12.667
Accumulation unit value at end of period	$19.219	$18.408	$16.316	$17.131	$16.216	$14.199	$15.171	$15.040	$14.230	$12.493
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	5	11	14	11	11	9	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$13.474
Accumulation unit value at end of period	$20.738	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726
Number of accumulation units outstanding at end of period (in thousands)	9	13	14	14	14	13	13	9	10	6
Putnam International Capital Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.470	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$8.585	$7.061	$9.012
Accumulation unit value at end of period	$13.764	$12.470	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$8.585	$7.061
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	5	4	3	17	12	1	-

APP I-118

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.236	$9.787	$11.800	$8.829	$9.150	$9.004	$10.469	$8.513	$8.147	$-
Accumulation unit value at end of period	$13.486	$12.236	$9.787	$11.800	$8.829	$9.150	$9.004	$10.469	$8.513	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.083	$9.674	$11.676	$8.744	$9.071	$8.936	$10.400	$8.465	$6.980	$8.931
Accumulation unit value at end of period	$13.304	$12.083	$9.674	$11.676	$8.744	$9.071	$8.936	$10.400	$8.465	$6.980
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	1	4	4	4	5	14	13
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.932	$9.562	$11.553	$8.661	$8.994	$8.868	$10.331	$8.418	$6.948	$8.899
Accumulation unit value at end of period	$13.124	$11.932	$9.562	$11.553	$8.661	$8.994	$8.868	$10.331	$8.418	$6.948
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	3	3	6	3	3	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.634	$9.342	$11.310	$8.496	$8.840	$8.734	$10.196	$8.324	$6.884	$8.976
Accumulation unit value at end of period	$12.771	$11.634	$9.342	$11.310	$8.496	$8.840	$8.734	$10.196	$8.324	$6.884
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	3	4	5	4	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.771
Accumulation unit value at end of period	$12.428	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	5	6	7	7	7	5	4
Putnam International Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.719	$8.584	$10.698	$8.502	$8.782	$8.815	$9.508	$7.469	$6.166	$7.337
Accumulation unit value at end of period	$11.918	$10.719	$8.584	$10.698	$8.502	$8.782	$8.815	$9.508	$7.469	$6.166
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-119

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.074	$11.288	$14.090	$11.213	$11.600	$11.661	$12.597	$9.910	$9.222	$-
Accumulation unit value at end of period	$15.626	$14.074	$11.288	$14.090	$11.213	$11.600	$11.661	$12.597	$9.910	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.389	$8.341	$10.421	$8.302	$8.597	$8.651	$9.354	$7.366	$6.097	$7.273
Accumulation unit value at end of period	$11.522	$10.389	$8.341	$10.421	$8.302	$8.597	$8.651	$9.354	$7.366	$6.097
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.698	$11.008	$13.768	$10.979	$11.380	$11.463	$12.408	$9.781	$8.103	$9.676
Accumulation unit value at end of period	$15.177	$13.698	$11.008	$13.768	$10.979	$11.380	$11.463	$12.408	$9.781	$8.103
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.974	$10.468	$13.146	$10.524	$10.953	$11.077	$12.038	$7.246	$6.015	$-
Accumulation unit value at end of period	$14.318	$12.974	$10.468	$13.146	$10.524	$10.953	$11.077	$12.038	$7.246	$6.015
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.974	$10.468	$13.146	$10.524	$10.953	$11.077	$12.038	$9.527	$7.925	$9.501
Accumulation unit value at end of period	$14.318	$12.974	$10.468	$13.146	$10.524	$10.953	$11.077	$12.038	$9.527	$7.925
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	1	1
Putnam Multi-Cap Core Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-120

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Research Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.142	$19.026	$20.079	$16.380	$14.934	$15.263	$13.385	$10.124	$8.652	$8.827
Accumulation unit value at end of period	$30.016	$25.142	$19.026	$20.079	$16.380	$14.934	$15.263	$13.385	$10.124	$8.652
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-121

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.120	$22.070	$23.326	$19.058	$17.401	$17.811	$15.643	$11.850	$11.428	$-
Accumulation unit value at end of period	$34.713	$29.120	$22.070	$23.326	$19.058	$17.401	$17.811	$15.643	$11.850	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.368	$18.486	$19.559	$15.995	$14.620	$14.979	$13.169	$9.986	$8.555	$8.750
Accumulation unit value at end of period	$29.019	$24.368	$18.486	$19.559	$15.995	$14.620	$14.979	$13.169	$9.986	$8.555
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.340	$21.522	$22.793	$18.659	$17.071	$17.508	$15.409	$11.695	$10.030	$10.268
Accumulation unit value at end of period	$33.716	$28.340	$21.522	$22.793	$18.659	$17.071	$17.508	$15.409	$11.695	$10.030
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.470	$17.859	$18.952	$15.546	$14.251	$14.645	$12.915	$9.822	$8.440	$9.006
Accumulation unit value at end of period	$27.866	$23.470	$17.859	$18.952	$15.546	$14.251	$14.645	$12.915	$9.822	$8.440
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.844	$20.467	$21.763	$17.887	$16.430	$16.918	$14.949	$11.392	$9.809	$10.083
Accumulation unit value at end of period	$31.808	$26.844	$20.467	$21.763	$17.887	$16.430	$16.918	$14.949	$11.392	$9.809
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Sustainable Leaders Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.488	$21.076	$21.374	$16.645	$15.540	$15.681	$13.904	$10.254	$8.831	$9.342
Accumulation unit value at end of period	$36.424	$28.488	$21.076	$21.374	$16.645	$15.540	$15.681	$13.904	$10.254	$8.831
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-122

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.095	$24.521	$24.905	$19.424	$18.161	$18.355	$16.299	$12.038	$12.064	$-
Accumulation unit value at end of period	$42.251	$33.095	$24.521	$24.905	$19.424	$18.161	$18.355	$16.299	$12.038	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.610	$20.478	$20.820	$16.254	$15.212	$15.390	$13.680	$10.114	$8.731	$9.260
Accumulation unit value at end of period	$35.214	$27.610	$20.478	$20.820	$16.254	$15.212	$15.390	$13.680	$10.114	$8.731
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.209	$23.912	$24.336	$19.018	$17.817	$18.043	$16.054	$11.881	$10.267	$10.900
Accumulation unit value at end of period	$41.038	$32.209	$23.912	$24.336	$19.018	$17.817	$18.043	$16.054	$11.881	$10.267
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.593	$19.783	$20.174	$15.797	$14.829	$15.047	$13.415	$9.948	$8.614	$9.665
Accumulation unit value at end of period	$33.816	$26.593	$19.783	$20.174	$15.797	$14.829	$15.047	$13.415	$9.948	$8.614
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.508	$22.740	$23.236	$18.231	$17.148	$17.435	$15.576	$11.573	$10.041	$10.703
Accumulation unit value at end of period	$38.716	$30.508	$22.740	$23.236	$18.231	$17.148	$17.435	$15.576	$11.573	$10.041
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.957	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$9.854	$8.492	$8.642
Accumulation unit value at end of period	$19.000	$18.957	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$9.854	$8.492
Number of accumulation units outstanding at end of period (in thousands)	20	20	23	22	22	30	58	24	20	15

APP I-123

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.601	$14.871	$16.602	$14.464	$12.272	$13.308	$12.529	$9.771	$9.260	$-
Accumulation unit value at end of period	$18.615	$18.601	$14.871	$16.602	$14.464	$12.272	$13.308	$12.529	$9.771	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.001	$14.405	$16.099	$14.040	$11.924	$12.944	$12.198	$9.522	$8.227	$8.393
Accumulation unit value at end of period	$17.996	$18.001	$14.405	$16.099	$14.040	$11.924	$12.944	$12.198	$9.522	$8.227
Number of accumulation units outstanding at end of period (in thousands)	21	21	20	20	22	26	19	46	47	34
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.136	$14.528	$16.252	$14.188	$12.062	$13.106	$12.364	$9.661	$8.355	$8.532
Accumulation unit value at end of period	$18.114	$18.136	$14.528	$16.252	$14.188	$12.062	$13.106	$12.364	$9.661	$8.355
Number of accumulation units outstanding at end of period (in thousands)	6	6	3	3	4	4	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.333	$13.912	$15.595	$13.641	$11.620	$12.652	$11.959	$9.363	$8.114	$8.620
Accumulation unit value at end of period	$17.277	$17.333	$13.912	$15.595	$13.641	$11.620	$12.652	$11.959	$9.363	$8.114
Number of accumulation units outstanding at end of period (in thousands)	11	9	11	17	16	16	22	19	28	23
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.409
Accumulation unit value at end of period	$17.152	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201
Number of accumulation units outstanding at end of period (in thousands)	16	18	16	15	27	32	29	28	34	31
T. Rowe Price Growth Stock Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.628	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$11.157	$9.475	$9.664
Accumulation unit value at end of period	$41.509	$30.628	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$11.157	$9.475
Number of accumulation units outstanding at end of period (in thousands)	41	44	89	93	101	102	108	89	43	31

APP I-124

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.053	$23.246	$23.766	$17.989	$17.946	$16.376	$15.223	$11.063	$11.166	$-
Accumulation unit value at end of period	$40.668	$30.053	$23.246	$23.766	$17.989	$17.946	$16.376	$15.223	$11.063	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	36	44	36	38	42	34	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$29.079	$22.516	$23.042	$17.458	$17.434	$15.925	$14.819	$10.780	$9.178	$9.384
Accumulation unit value at end of period	$39.312	$29.079	$22.516	$23.042	$17.458	$17.434	$15.925	$14.819	$10.780	$9.178
Number of accumulation units outstanding at end of period (in thousands)	27	28	31	31	60	61	87	50	77	48
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.302	$22.711	$23.266	$17.645	$17.638	$16.127	$15.022	$10.939	$9.323	$9.541
Accumulation unit value at end of period	$39.574	$29.302	$22.711	$23.266	$17.645	$17.638	$16.127	$15.022	$10.939	$9.323
Number of accumulation units outstanding at end of period (in thousands)	10	17	15	16	32	34	34	42	21	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$28.000	$21.745	$22.321	$16.962	$16.990	$15.566	$14.528	$10.600	$9.052	$9.697
Accumulation unit value at end of period	$37.740	$28.000	$21.745	$22.321	$16.962	$16.990	$15.566	$14.528	$10.600	$9.052
Number of accumulation units outstanding at end of period (in thousands)	31	32	37	64	65	46	48	57	40	21
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403
Accumulation unit value at end of period	$37.472	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151
Number of accumulation units outstanding at end of period (in thousands)	67	68	72	79	112	103	94	88	95	84
T. Rowe Price Retirement 2010 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.991	$14.776	$15.485	$14.011	$13.212	$13.444	$12.933	$11.672	$10.485	$10.536
Accumulation unit value at end of period	$18.825	$16.991	$14.776	$15.485	$14.011	$13.212	$13.444	$12.933	$11.672	$10.485
Number of accumulation units outstanding at end of period (in thousands)	6	9	9	3	3	24	22	17	38	31

APP I-125

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.696	$14.541	$15.262	$13.830	$13.061	$13.310	$12.824	$11.590	$11.209	$-
Accumulation unit value at end of period	$18.471	$16.696	$14.541	$15.262	$13.830	$13.061	$13.310	$12.824	$11.590	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	-	3	3	3	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.503	$14.387	$15.115	$13.711	$12.961	$13.222	$12.751	$11.536	$10.389	$10.466
Accumulation unit value at end of period	$18.238	$16.503	$14.387	$15.115	$13.711	$12.961	$13.222	$12.751	$11.536	$10.389
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	8	6	8	15	21	12	10
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.311	$14.234	$14.970	$13.593	$12.862	$13.134	$12.679	$11.483	$10.351	$10.438
Accumulation unit value at end of period	$18.009	$16.311	$14.234	$14.970	$13.593	$12.862	$13.134	$12.679	$11.483	$10.351
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.935	$13.934	$14.683	$13.359	$12.667	$12.960	$12.536	$11.376	$10.275	$10.770
Accumulation unit value at end of period	$17.558	$15.935	$13.934	$14.683	$13.359	$12.667	$12.960	$12.536	$11.376	$10.275
Number of accumulation units outstanding at end of period (in thousands)	10	14	15	17	34	31	39	30	47	21
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.567	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200	$10.327
Accumulation unit value at end of period	$17.119	$15.567	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200
Number of accumulation units outstanding at end of period (in thousands)	14	8	7	8	23	23	32	29	61	63
T. Rowe Price Retirement 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.797	$15.909	$16.908	$14.754	$13.870	$14.061	$13.444	$11.500	$10.100	$10.327
Accumulation unit value at end of period	$21.073	$18.797	$15.909	$16.908	$14.754	$13.870	$14.061	$13.444	$11.500	$10.100
Number of accumulation units outstanding at end of period (in thousands)	162	167	164	138	96	134	138	129	270	187

APP I-126

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.471	$15.657	$16.665	$14.563	$13.711	$13.921	$13.331	$11.420	$11.018	$-
Accumulation unit value at end of period	$20.676	$18.471	$15.657	$16.665	$14.563	$13.711	$13.921	$13.331	$11.420	$-
Number of accumulation units outstanding at end of period (in thousands)	17	13	11	7	6	10	14	11	11	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.257	$15.491	$16.505	$14.437	$13.606	$13.829	$13.255	$11.367	$10.007	$10.258
Accumulation unit value at end of period	$20.416	$18.257	$15.491	$16.505	$14.437	$13.606	$13.829	$13.255	$11.367	$10.007
Number of accumulation units outstanding at end of period (in thousands)	94	109	108	126	104	104	102	105	92	87
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.045	$15.326	$16.346	$14.313	$13.503	$13.737	$13.180	$11.314	$9.971	$10.231
Accumulation unit value at end of period	$20.159	$18.045	$15.326	$16.346	$14.313	$13.503	$13.737	$13.180	$11.314	$9.971
Number of accumulation units outstanding at end of period (in thousands)	19	31	11	9	8	11	9	2	2	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.629	$15.003	$16.033	$14.067	$13.297	$13.555	$13.032	$11.209	$9.898	$10.603
Accumulation unit value at end of period	$19.655	$17.629	$15.003	$16.033	$14.067	$13.297	$13.555	$13.032	$11.209	$9.898
Number of accumulation units outstanding at end of period (in thousands)	73	130	153	142	183	171	164	156	96	63
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.222	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825	$10.122
Accumulation unit value at end of period	$19.163	$17.222	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825
Number of accumulation units outstanding at end of period (in thousands)	68	77	84	79	92	80	133	169	214	224
T. Rowe Price Retirement 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.270	$16.712	$18.011	$15.231	$14.286	$14.433	$13.742	$11.284	$9.752	$10.126
Accumulation unit value at end of period	$23.257	$20.270	$16.712	$18.011	$15.231	$14.286	$14.433	$13.742	$11.284	$9.752
Number of accumulation units outstanding at end of period (in thousands)	212	194	190	163	85	81	78	57	197	129

APP I-127

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.918	$16.447	$17.752	$15.035	$14.123	$14.289	$13.626	$11.205	$10.797	$-
Accumulation unit value at end of period	$22.819	$19.918	$16.447	$17.752	$15.035	$14.123	$14.289	$13.626	$11.205	$-
Number of accumulation units outstanding at end of period (in thousands)	12	9	9	7	5	3	27	17	12	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.687	$16.272	$17.582	$14.905	$14.015	$14.194	$13.549	$11.153	$9.663	$10.058
Accumulation unit value at end of period	$22.532	$19.687	$16.272	$17.582	$14.905	$14.015	$14.194	$13.549	$11.153	$9.663
Number of accumulation units outstanding at end of period (in thousands)	197	202	200	201	164	149	103	88	65	55
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.459	$16.100	$17.413	$14.776	$13.908	$14.100	$13.472	$11.101	$9.628	$10.031
Accumulation unit value at end of period	$22.248	$19.459	$16.100	$17.413	$14.776	$13.908	$14.100	$13.472	$11.101	$9.628
Number of accumulation units outstanding at end of period (in thousands)	2	3	1	1	1	1	1	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.010	$15.760	$17.079	$14.523	$13.696	$13.913	$13.321	$10.998	$9.557	$10.425
Accumulation unit value at end of period	$21.692	$19.010	$15.760	$17.079	$14.523	$13.696	$13.913	$13.321	$10.998	$9.557
Number of accumulation units outstanding at end of period (in thousands)	58	56	56	57	105	100	145	106	100	76
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.571	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487	$9.925
Accumulation unit value at end of period	$21.149	$18.571	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487
Number of accumulation units outstanding at end of period (in thousands)	144	143	135	123	141	113	121	115	133	131
T. Rowe Price Retirement 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.260	$17.225	$18.764	$15.538	$14.578	$14.703	$13.986	$11.217	$9.636	$10.086
Accumulation unit value at end of period	$24.864	$21.260	$17.225	$18.764	$15.538	$14.578	$14.703	$13.986	$11.217	$9.636
Number of accumulation units outstanding at end of period (in thousands)	109	97	100	89	51	52	41	35	55	40

APP I-128

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.891	$16.952	$18.494	$15.337	$14.412	$14.557	$13.868	$11.139	$10.740	$-
Accumulation unit value at end of period	$24.396	$20.891	$16.952	$18.494	$15.337	$14.412	$14.557	$13.868	$11.139	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	2	1	1	2	3	11	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.649	$16.772	$18.316	$15.205	$14.302	$14.460	$13.789	$11.087	$9.548	$10.019
Accumulation unit value at end of period	$24.089	$20.649	$16.772	$18.316	$15.205	$14.302	$14.460	$13.789	$11.087	$9.548
Number of accumulation units outstanding at end of period (in thousands)	61	82	87	82	60	51	54	41	27	17
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.409	$16.594	$18.140	$15.073	$14.192	$14.364	$13.712	$11.036	$9.513	$9.993
Accumulation unit value at end of period	$23.786	$20.409	$16.594	$18.140	$15.073	$14.192	$14.364	$13.712	$11.036	$9.513
Number of accumulation units outstanding at end of period (in thousands)	8	7	4	3	2	2	1	-	-	11
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.938	$16.244	$17.793	$14.814	$13.976	$14.174	$13.557	$10.933	$9.443	$10.398
Accumulation unit value at end of period	$23.191	$19.938	$16.244	$17.793	$14.814	$13.976	$14.174	$13.557	$10.933	$9.443
Number of accumulation units outstanding at end of period (in thousands)	70	67	62	57	93	96	77	74	56	51
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.479	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374	$9.886
Accumulation unit value at end of period	$22.610	$19.479	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374
Number of accumulation units outstanding at end of period (in thousands)	79	78	74	77	82	80	104	98	101	104
T. Rowe Price Retirement 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.376	$17.232	$18.819	$15.539	$14.569	$14.682	$13.967	$11.208	$9.629	$10.071
Accumulation unit value at end of period	$25.107	$21.376	$17.232	$18.819	$15.539	$14.569	$14.682	$13.967	$11.208	$9.629
Number of accumulation units outstanding at end of period (in thousands)	64	40	44	33	17	14	14	8	17	11

APP I-129

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.006	$16.958	$18.549	$15.338	$14.402	$14.536	$13.848	$11.130	$10.725	$-
Accumulation unit value at end of period	$24.634	$21.006	$16.958	$18.549	$15.338	$14.402	$14.536	$13.848	$11.130	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	1	2	1	1	-	1	3	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.762	$16.778	$18.370	$15.206	$14.292	$14.440	$13.770	$11.078	$9.541	$10.004
Accumulation unit value at end of period	$24.324	$20.762	$16.778	$18.370	$15.206	$14.292	$14.440	$13.770	$11.078	$9.541
Number of accumulation units outstanding at end of period (in thousands)	36	38	35	32	34	32	28	16	11	8
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.521	$16.600	$18.194	$15.074	$14.183	$14.344	$13.692	$11.027	$9.506	$9.978
Accumulation unit value at end of period	$24.018	$20.521	$16.600	$18.194	$15.074	$14.183	$14.344	$13.692	$11.027	$9.506
Number of accumulation units outstanding at end of period (in thousands)	1	8	1	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.048	$16.250	$17.845	$14.815	$13.967	$14.154	$13.538	$10.924	$9.437	$10.374
Accumulation unit value at end of period	$23.417	$20.048	$16.250	$17.845	$14.815	$13.967	$14.154	$13.538	$10.924	$9.437
Number of accumulation units outstanding at end of period (in thousands)	67	57	62	71	73	73	78	74	62	51
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.585	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368	$9.872
Accumulation unit value at end of period	$22.831	$19.585	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368
Number of accumulation units outstanding at end of period (in thousands)	35	28	24	26	22	15	14	17	18	16
T. Rowe Price Retirement Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.214	$14.200	$14.832	$13.574	$12.876	$13.104	$12.737	$11.777	$10.807	$10.768
Accumulation unit value at end of period	$17.889	$16.214	$14.200	$14.832	$13.574	$12.876	$13.104	$12.737	$11.777	$10.807
Number of accumulation units outstanding at end of period (in thousands)	29	29	29	-	-	-	-	-	6	2
APP I-130

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.933	$13.975	$14.619	$13.399	$12.729	$12.974	$12.629	$11.694	$11.388	$-
Accumulation unit value at end of period	$17.552	$15.933	$13.975	$14.619	$13.399	$12.729	$12.974	$12.629	$11.694	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.748	$13.827	$14.478	$13.283	$12.631	$12.887	$12.557	$11.640	$10.708	$10.697
Accumulation unit value at end of period	$17.331	$15.748	$13.827	$14.478	$13.283	$12.631	$12.887	$12.557	$11.640	$10.708
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	5	3	3	3	3	3	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.565	$13.680	$14.339	$13.169	$12.535	$12.802	$12.486	$11.586	$10.669	$10.668
Accumulation unit value at end of period	$17.113	$15.565	$13.680	$14.339	$13.169	$12.535	$12.802	$12.486	$11.586	$10.669
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.206	$13.391	$14.064	$12.943	$12.344	$12.632	$12.346	$11.478	$10.591	$10.955
Accumulation unit value at end of period	$16.685	$15.206	$13.391	$14.064	$12.943	$12.344	$12.632	$12.346	$11.478	$10.591
Number of accumulation units outstanding at end of period (in thousands)	24	24	24	24	12	10	10	9	15	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.855	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513	$10.555
Accumulation unit value at end of period	$16.267	$14.855	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	26	14	13	14	13	17
Templeton Foreign Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103	$18.540
Accumulation unit value at end of period	$23.913	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103
Number of accumulation units outstanding at end of period (in thousands)	4	3	10	14	14	18	15	54	576	584

APP I-131

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.512	$21.043	$24.918	$21.422	$19.315	$20.925	$23.612	$18.688	$17.035	$-
Accumulation unit value at end of period	$23.245	$23.512	$21.043	$24.918	$21.422	$19.315	$20.925	$23.612	$18.688	$-
Number of accumulation units outstanding at end of period (in thousands)	11	14	17	13	12	14	15	17	19	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.669	$10.454	$12.392	$10.664	$9.625	$10.437	$11.789	$9.340	$7.937	$9.162
Accumulation unit value at end of period	$11.525	$11.669	$10.454	$12.392	$10.664	$9.625	$10.437	$11.789	$9.340	$7.937
Number of accumulation units outstanding at end of period (in thousands)	5	10	11	12	7	7	26	3	3	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.158	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879	$18.347
Accumulation unit value at end of period	$22.850	$23.158	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879
Number of accumulation units outstanding at end of period (in thousands)	16	33	33	38	49	46	42	43	64	57
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.235	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828	$9.688
Accumulation unit value at end of period	$11.064	$11.235	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	17	15	15	27	21	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346
Accumulation unit value at end of period	$20.756	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953
Number of accumulation units outstanding at end of period (in thousands)	13	14	16	16	22	24	26	31	28	29
Templeton Global Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.543	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$16.494	$14.314	$14.736
Accumulation unit value at end of period	$16.686	$17.543	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$16.494	$14.314
Number of accumulation units outstanding at end of period (in thousands)	52	47	51	43	42	39	61	38	24	13

APP I-132

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.268	$19.272	$19.155	$18.837	$17.848	$18.764	$18.593	$18.308	$17.020	$-
Accumulation unit value at end of period	$18.299	$19.268	$19.272	$19.155	$18.837	$17.848	$18.764	$18.593	$18.308	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	15	16	16	15	14	14	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.003	$17.023	$16.937	$16.672	$15.813	$16.641	$16.506	$16.269	$14.154	$14.607
Accumulation unit value at end of period	$16.131	$17.003	$17.023	$16.937	$16.672	$15.813	$16.641	$16.506	$16.269	$14.154
Number of accumulation units outstanding at end of period (in thousands)	17	14	15	22	23	28	27	19	31	29
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.752	$18.794	$18.718	$18.443	$17.510	$18.445	$18.314	$18.069	$15.736	$16.256
Accumulation unit value at end of period	$17.774	$18.752	$18.794	$18.718	$18.443	$17.510	$18.445	$18.314	$18.069	$15.736
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	4	4	8	5	10	23
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.376	$16.445	$16.412	$16.203	$15.414	$16.270	$16.186	$16.002	$13.964	$15.044
Accumulation unit value at end of period	$15.491	$16.376	$16.445	$16.412	$16.203	$15.414	$16.270	$16.186	$16.002	$13.964
Number of accumulation units outstanding at end of period (in thousands)	23	35	34	29	35	36	39	36	20	17
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$15.962
Accumulation unit value at end of period	$16.768	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389
Number of accumulation units outstanding at end of period (in thousands)	39	44	54	64	84	83	98	99	101	73
Templeton Growth Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.025	$17.526	$20.611	$17.584	$16.203	$17.410	$17.838	$13.774	$11.390	$12.228
Accumulation unit value at end of period	$21.069	$20.025	$17.526	$20.611	$17.584	$16.203	$17.410	$17.838	$13.774	$11.390
Number of accumulation units outstanding at end of period (in thousands)	24	15	18	17	23	28	30	31	16	15

APP I-133

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.561	$17.145	$20.194	$17.254	$15.923	$17.134	$17.583	$13.597	$12.264	$-
Accumulation unit value at end of period	$20.550	$19.561	$17.145	$20.194	$17.254	$15.923	$17.134	$17.583	$13.597	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	2	2	3	-	1	1	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.829	$10.379	$12.236	$10.465	$9.668	$10.414	$10.697	$8.280	$6.864	$7.388
Accumulation unit value at end of period	$12.415	$11.829	$10.379	$12.236	$10.465	$9.668	$10.414	$10.697	$8.280	$6.864
Number of accumulation units outstanding at end of period (in thousands)	6	22	21	20	27	25	11	10	42	28
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.959	$16.651	$19.651	$16.824	$15.557	$16.774	$17.247	$13.364	$11.089	$11.947
Accumulation unit value at end of period	$19.877	$18.959	$16.651	$19.651	$16.824	$15.557	$16.774	$17.247	$13.364	$11.089
Number of accumulation units outstanding at end of period (in thousands)	14	15	12	15	15	27	27	29	27	26
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.390	$10.023	$11.853	$10.168	$9.422	$10.179	$10.487	$8.142	$6.770	$7.899
Accumulation unit value at end of period	$11.918	$11.390	$10.023	$11.853	$10.168	$9.422	$10.179	$10.487	$8.142	$6.770
Number of accumulation units outstanding at end of period (in thousands)	13	12	14	10	13	18	35	35	25	29
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756	$11.634
Accumulation unit value at end of period	$18.598	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	9	11	12	14	15	22	23
The Hartford Capital Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.152	$17.786	$18.744	$15.487	$14.906	$14.739	$13.762	$9.731	$8.109	$9.586
Accumulation unit value at end of period	$27.891	$23.152	$17.786	$18.744	$15.487	$14.906	$14.739	$13.762	$9.731	$8.109
Number of accumulation units outstanding at end of period (in thousands)	79	83	91	120	98	122	103	105	117	119

APP I-134

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.717	$17.478	$18.447	$15.265	$14.714	$14.571	$13.625	$9.649	$9.180	$-
Accumulation unit value at end of period	$27.326	$22.717	$17.478	$18.447	$15.265	$14.714	$14.571	$13.625	$9.649	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	21	66	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.432	$17.276	$18.252	$15.118	$14.587	$14.460	$13.535	$9.594	$8.015	$9.499
Accumulation unit value at end of period	$26.956	$22.432	$17.276	$18.252	$15.118	$14.587	$14.460	$13.535	$9.594	$8.015
Number of accumulation units outstanding at end of period (in thousands)	58	62	69	71	106	106	116	89	95	76
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.150	$17.076	$18.058	$14.973	$14.461	$14.350	$13.445	$9.540	$7.978	$9.464
Accumulation unit value at end of period	$26.590	$22.150	$17.076	$18.058	$14.973	$14.461	$14.350	$13.445	$9.540	$7.978
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	9	12	11	11	16	15	52
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.596	$16.683	$17.678	$14.687	$14.213	$14.132	$13.268	$9.433	$7.904	$9.269
Accumulation unit value at end of period	$25.874	$21.596	$16.683	$17.678	$14.687	$14.213	$14.132	$13.268	$9.433	$7.904
Number of accumulation units outstanding at end of period (in thousands)	39	41	45	45	84	83	110	131	92	86
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.057	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831	$9.327
Accumulation unit value at end of period	$25.178	$21.057	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831
Number of accumulation units outstanding at end of period (in thousands)	63	76	81	89	118	125	133	141	179	230
The Hartford Conservative Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.576	$12.835	$13.355	$12.153	$11.699	$12.124	$12.186	$12.081	$11.063	$10.896
Accumulation unit value at end of period	$15.795	$14.576	$12.835	$13.355	$12.153	$11.699	$12.124	$12.186	$12.081	$11.063
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	2	1	2	3	2

APP I-135

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.302	$12.613	$13.144	$11.979	$11.548	$11.985	$12.065	$11.979	$11.655	$-
Accumulation unit value at end of period	$15.475	$14.302	$12.613	$13.144	$11.979	$11.548	$11.985	$12.065	$11.979	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.122	$12.467	$13.005	$11.864	$11.449	$11.894	$11.985	$11.912	$10.935	$10.797
Accumulation unit value at end of period	$15.265	$14.122	$12.467	$13.005	$11.864	$11.449	$11.894	$11.985	$11.912	$10.935
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	6	10	15	9	10	17	16
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.944	$12.322	$12.867	$11.750	$11.350	$11.804	$11.906	$11.845	$10.885	$10.757
Accumulation unit value at end of period	$15.058	$13.944	$12.322	$12.867	$11.750	$11.350	$11.804	$11.906	$11.845	$10.885
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.596	$12.039	$12.596	$11.525	$11.156	$11.625	$11.749	$11.712	$10.784	$11.074
Accumulation unit value at end of period	$14.653	$13.596	$12.039	$12.596	$11.525	$11.156	$11.625	$11.749	$11.712	$10.784
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	5	5	8	7	29	20
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.257	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684	$10.602
Accumulation unit value at end of period	$14.258	$13.257	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684
Number of accumulation units outstanding at end of period (in thousands)	6	5	6	6	10	12	11	9	8	18
The Hartford Growth Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.116	$14.880	$16.105	$13.626	$12.969	$13.491	$13.273	$11.060	$9.597	$10.047
Accumulation unit value at end of period	$20.429	$18.116	$14.880	$16.105	$13.626	$12.969	$13.491	$13.273	$11.060	$9.597
Number of accumulation units outstanding at end of period (in thousands)	17	31	27	19	3	3	3	5	7	3

APP I-136

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.775	$14.622	$15.851	$13.430	$12.802	$13.337	$13.141	$10.967	$10.503	$-
Accumulation unit value at end of period	$20.015	$17.775	$14.622	$15.851	$13.430	$12.802	$13.337	$13.141	$10.967	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	5	4	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.552	$14.453	$15.683	$13.301	$12.692	$13.236	$13.054	$10.905	$9.487	$9.956
Accumulation unit value at end of period	$19.744	$17.552	$14.453	$15.683	$13.301	$12.692	$13.236	$13.054	$10.905	$9.487
Number of accumulation units outstanding at end of period (in thousands)	89	88	82	81	68	64	25	21	22	8
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.331	$14.286	$15.517	$13.174	$12.582	$13.135	$12.968	$10.844	$9.443	$9.920
Accumulation unit value at end of period	$19.476	$17.331	$14.286	$15.517	$13.174	$12.582	$13.135	$12.968	$10.844	$9.443
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.899	$13.957	$15.190	$12.922	$12.367	$12.935	$12.797	$10.722	$9.355	$10.221
Accumulation unit value at end of period	$18.952	$16.899	$13.957	$15.190	$12.922	$12.367	$12.935	$12.797	$10.722	$9.355
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	9	63	61	95	83	93	33
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.477	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269	$9.776
Accumulation unit value at end of period	$18.441	$16.477	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269
Number of accumulation units outstanding at end of period (in thousands)	24	23	25	25	26	31	52	48	60	60
The Hartford High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$12.768	$-
Accumulation unit value at end of period	$20.428	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	-	-	-	-	-	-	-

APP I-137

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.794	$16.494	$17.214	$16.177	$14.396	$15.128	$14.896	$14.142	$12.677	$-
Accumulation unit value at end of period	$20.011	$18.794	$16.494	$17.214	$16.177	$14.396	$15.128	$14.896	$14.142	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.707	$12.920	$13.498	$12.697	$11.311	$11.898	$11.727	$11.145	$10.000	$-
Accumulation unit value at end of period	$15.644	$14.707	$12.920	$13.498	$12.697	$11.311	$11.898	$11.727	$11.145	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$12.557	$-
Accumulation unit value at end of period	$19.468	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$10.000	$-
Accumulation unit value at end of period	$15.229	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.319	$-
Accumulation unit value at end of period	$18.426	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Total Return Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.651	$14.189	$14.482	$13.769	$13.305	$13.463	$12.804	$13.072	$12.233	$11.523
Accumulation unit value at end of period	$16.948	$15.651	$14.189	$14.482	$13.769	$13.305	$13.463	$12.804	$13.072	$12.233
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	5	1	1	1	-	1	-

APP I-138

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.357	$13.943	$14.253	$13.571	$13.134	$13.309	$12.677	$12.962	$12.410	$-
Accumulation unit value at end of period	$16.605	$15.357	$13.943	$14.253	$13.571	$13.134	$13.309	$12.677	$12.962	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.164	$13.782	$14.102	$13.441	$13.021	$13.208	$12.593	$12.889	$12.092	$11.418
Accumulation unit value at end of period	$16.380	$15.164	$13.782	$14.102	$13.441	$13.021	$13.208	$12.593	$12.889	$12.092
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	5	2	6	2	2	4	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.974	$13.623	$13.953	$13.312	$12.909	$13.108	$12.510	$12.816	$12.036	$11.377
Accumulation unit value at end of period	$16.158	$14.974	$13.623	$13.953	$13.312	$12.909	$13.108	$12.510	$12.816	$12.036
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.600	$13.309	$13.659	$13.058	$12.688	$12.909	$12.345	$12.672	$11.924	$11.525
Accumulation unit value at end of period	$15.723	$14.600	$13.309	$13.659	$13.058	$12.688	$12.909	$12.345	$12.672	$11.924
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	3	3	8	7	10	9
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.235	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814	$11.212
Accumulation unit value at end of period	$15.300	$14.235	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	1	-	-	1
TIAA-CREF Bond Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$10.000	$-
Accumulation unit value at end of period	$12.473	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$-
Number of accumulation units outstanding at end of period (in thousands)	16	9	10	8	-	4	1	-	-	-

APP I-139

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.541	$10.744	$10.853	$10.589	$10.435	$10.474	$9.973	$10.304	$10.000	$-
Accumulation unit value at end of period	$12.306	$11.541	$10.744	$10.853	$10.589	$10.435	$10.474	$9.973	$10.304	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	5	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.450	$10.669	$10.788	$10.536	$10.394	$10.443	$9.953	$10.294	$10.000	$-
Accumulation unit value at end of period	$12.197	$11.450	$10.669	$10.788	$10.536	$10.394	$10.443	$9.953	$10.294	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	12	11	11	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$10.000	$-
Accumulation unit value at end of period	$12.088	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$10.000	$-
Accumulation unit value at end of period	$11.873	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-
Accumulation unit value at end of period	$11.662	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	1	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$10.000	$-
Accumulation unit value at end of period	$32.512	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$-
Number of accumulation units outstanding at end of period (in thousands)	40	37	36	28	11	6	4	2	-	-
APP I-140

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.779	$20.640	$21.995	$18.317	$16.395	$16.469	$14.772	$11.167	$10.000	$-
Accumulation unit value at end of period	$32.078	$26.779	$20.640	$21.995	$18.317	$16.395	$16.469	$14.772	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	4	-	-	-	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.567	$20.497	$21.864	$18.227	$16.331	$16.420	$14.743	$11.156	$10.000	$-
Accumulation unit value at end of period	$31.791	$26.567	$20.497	$21.864	$18.227	$16.331	$16.420	$14.743	$11.156	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	8	7	6	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$10.000	$-
Accumulation unit value at end of period	$31.508	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$-
Number of accumulation units outstanding at end of period (in thousands)	8	5	5	5	5	4	4	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$10.000	$-
Accumulation unit value at end of period	$30.948	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	3	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-
Accumulation unit value at end of period	$30.398	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	5	3	3	3	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$10.000	$-
Accumulation unit value at end of period	$43.039	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	14	13	11	4	3	2	-	-

APP I-141

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.957	$22.919	$23.494	$18.219	$17.178	$16.419	$14.660	$11.092	$10.000	$-
Accumulation unit value at end of period	$42.464	$30.957	$22.919	$23.494	$18.219	$17.178	$16.419	$14.660	$11.092	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$30.711	$22.760	$23.354	$18.129	$17.110	$16.370	$14.631	$11.081	$10.000	$-
Accumulation unit value at end of period	$42.085	$30.711	$22.760	$23.354	$18.129	$17.110	$16.370	$14.631	$11.081	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$10.000	$-
Accumulation unit value at end of period	$41.710	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$10.000	$-
Accumulation unit value at end of period	$40.968	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-
Accumulation unit value at end of period	$40.241	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	11	7	3	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$10.000	$-
Accumulation unit value at end of period	$24.278	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	8	7	6	1	1	-	-	-

APP I-142

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.494	$18.754	$20.638	$18.333	$15.773	$16.556	$14.734	$11.232	$10.000	$-
Accumulation unit value at end of period	$23.953	$23.494	$18.754	$20.638	$18.333	$15.773	$16.556	$14.734	$11.232	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.308	$18.624	$20.515	$18.242	$15.711	$16.507	$14.705	$11.221	$10.000	$-
Accumulation unit value at end of period	$23.740	$23.308	$18.624	$20.515	$18.242	$15.711	$16.507	$14.705	$11.221	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$10.000	$-
Accumulation unit value at end of period	$23.528	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$10.000	$-
Accumulation unit value at end of period	$23.110	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-
Accumulation unit value at end of period	$22.699	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	8	-	-	-	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023	$11.993
Accumulation unit value at end of period	$31.101	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	2	-	-

APP I-143

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.238	$21.610	$23.876	$20.451	$18.969	$19.498	$17.670	$13.484	$12.977	$-
Accumulation unit value at end of period	$30.599	$27.238	$21.610	$23.876	$20.451	$18.969	$19.498	$17.670	$13.484	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	2	2	3	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.971	$21.419	$23.690	$20.312	$18.858	$19.404	$17.602	$13.445	$11.968	$11.967
Accumulation unit value at end of period	$30.269	$26.971	$21.419	$23.690	$20.312	$18.858	$19.404	$17.602	$13.445	$11.968
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946	$11.957
Accumulation unit value at end of period	$29.943	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	-	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902	$12.663
Accumulation unit value at end of period	$29.300	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902
Number of accumulation units outstanding at end of period (in thousands)	5	4	5	4	4	3	7	5	3	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$11.917
Accumulation unit value at end of period	$28.672	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	2	2	1
Victory Small Company Opportunity Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.124	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$12.842	$11.507	$11.432
Accumulation unit value at end of period	$30.250	$29.124	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$12.842	$11.507
Number of accumulation units outstanding at end of period (in thousands)	29	25	24	22	25	25	33	36	40	28

APP I-144

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.618	$22.768	$25.061	$22.626	$17.565	$17.809	$16.839	$12.752	$12.431	$-
Accumulation unit value at end of period	$29.681	$28.618	$22.768	$25.061	$22.626	$17.565	$17.809	$16.839	$12.752	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	12	1	1	8	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.286	$22.527	$24.820	$22.431	$17.431	$17.690	$16.743	$12.692	$11.402	$11.356
Accumulation unit value at end of period	$29.307	$28.286	$22.527	$24.820	$22.431	$17.431	$17.690	$16.743	$12.692	$11.402
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	14	17	18	24	15	13	16
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.958	$22.288	$24.581	$22.238	$17.298	$17.573	$16.649	$12.633	$11.360	$11.325
Accumulation unit value at end of period	$28.938	$27.958	$22.288	$24.581	$22.238	$17.298	$17.573	$16.649	$12.633	$11.360
Number of accumulation units outstanding at end of period (in thousands)	3	15	17	20	20	19	17	17	22	44
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.313	$21.817	$24.110	$21.855	$17.034	$17.340	$16.461	$12.516	$11.277	$11.904
Accumulation unit value at end of period	$28.214	$27.313	$21.817	$24.110	$21.855	$17.034	$17.340	$16.461	$12.516	$11.277
Number of accumulation units outstanding at end of period (in thousands)	5	9	14	25	22	21	18	20	11	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205
Accumulation unit value at end of period	$27.508	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194
Number of accumulation units outstanding at end of period (in thousands)	24	26	28	31	35	33	30	24	28	20
Alger Small Cap Growth Institutional Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.626	$19.070	$19.162	$14.995	$14.067	$14.624	$14.734	$11.036	$9.866	$10.212
Accumulation unit value at end of period	$40.400	$24.626	$19.070	$19.162	$14.995	$14.067	$14.624	$14.734	$11.036	$9.866
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	7	8	8	7	4	6	6

APP I-145

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.163	$18.740	$18.859	$14.780	$13.886	$14.457	$14.588	$10.943	$10.947	$-
Accumulation unit value at end of period	$39.581	$24.163	$18.740	$18.859	$14.780	$13.886	$14.457	$14.588	$10.943	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.506	$18.249	$18.383	$14.421	$13.563	$14.134	$14.277	$10.720	$9.607	$9.969
Accumulation unit value at end of period	$38.466	$23.506	$18.249	$18.383	$14.421	$13.563	$14.134	$14.277	$10.720	$9.607
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	2	2	5	4	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.559	$18.309	$18.462	$14.498	$13.648	$14.238	$14.396	$10.820	$9.707	$10.082
Accumulation unit value at end of period	$38.516	$23.559	$18.309	$18.462	$14.498	$13.648	$14.238	$14.396	$10.820	$9.707
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.633	$17.624	$17.807	$14.011	$13.217	$13.815	$13.997	$10.541	$9.475	$10.685
Accumulation unit value at end of period	$36.927	$22.633	$17.624	$17.807	$14.011	$13.217	$13.815	$13.997	$10.541	$9.475
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	2	2	2	1	1	2	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$9.936
Accumulation unit value at end of period	$36.470	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	4	4	4	6	5	4
Blackrock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-146

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.972	$16.389	$17.430	$15.193	$14.432	$14.515	$13.321	$11.075	$9.961	$9.853
Accumulation unit value at end of period	$22.129	$19.972	$16.389	$17.430	$15.193	$14.432	$14.515	$13.321	$11.075	$9.961
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	8

APP I-147

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.672	$18.633	$19.846	$17.325	$16.482	$16.601	$15.259	$12.705	$-	$-
Accumulation unit value at end of period	$25.083	$22.672	$18.633	$19.846	$17.325	$16.482	$16.601	$15.259	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.361	$15.927	$16.982	$14.839	$14.132	$14.248	$13.109	$10.926	$9.852	$9.769
Accumulation unit value at end of period	$21.399	$19.361	$15.927	$16.982	$14.839	$14.132	$14.248	$13.109	$10.926	$9.852
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.066	$18.170	$19.392	$16.962	$16.170	$16.319	$15.030	$12.539	$11.318	$11.234
Accumulation unit value at end of period	$24.363	$22.066	$18.170	$19.392	$16.962	$16.170	$16.319	$15.030	$12.539	$11.318
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.653	$15.391	$16.459	$14.426	$13.779	$13.934	$12.859	$10.750	$9.722	$9.964
Accumulation unit value at end of period	$20.554	$18.653	$15.391	$16.459	$14.426	$13.779	$13.934	$12.859	$10.750	$9.722
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	1	1	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.900	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068	$11.031
Accumulation unit value at end of period	$22.984	$20.900	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	2	2	2	2
Hartford Disciplined Equity HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.838	$21.668	$22.274	$18.404	$17.533	$16.532	$14.340	$10.638	$9.113	$9.077
Accumulation unit value at end of period	$33.797	$28.838	$21.668	$22.274	$18.404	$17.533	$16.532	$14.340	$10.638	$9.113
Number of accumulation units outstanding at end of period (in thousands)	138	-	-	-	-	-	-	-	-	-

APP I-148

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$32.888	$24.748	$25.478	$21.083	$20.116	$18.995	$16.501	$12.260	$-	$-
Accumulation unit value at end of period	$38.486	$32.888	$24.748	$25.478	$21.083	$20.116	$18.995	$16.501	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.962	$21.063	$21.706	$17.980	$17.172	$16.231	$14.114	$10.497	$9.014	$9.001
Accumulation unit value at end of period	$32.689	$27.962	$21.063	$21.706	$17.980	$17.172	$16.231	$14.114	$10.497	$9.014
Number of accumulation units outstanding at end of period (in thousands)	26	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.008	$24.134	$24.896	$20.643	$19.735	$18.673	$16.254	$12.100	$10.401	$10.397
Accumulation unit value at end of period	$37.381	$32.008	$24.134	$24.896	$20.643	$19.735	$18.673	$16.254	$12.100	$10.401
Number of accumulation units outstanding at end of period (in thousands)	38	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.946	$20.358	$21.043	$17.483	$16.748	$15.878	$13.848	$10.330	$8.898	$9.542
Accumulation unit value at end of period	$31.407	$26.946	$20.358	$21.043	$17.483	$16.748	$15.878	$13.848	$10.330	$8.898
Number of accumulation units outstanding at end of period (in thousands)	22	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.318	$22.951	$23.771	$19.789	$18.994	$18.044	$15.769	$11.787	$10.172	$10.208
Accumulation unit value at end of period	$35.265	$30.318	$22.951	$23.771	$19.789	$18.994	$18.044	$15.769	$11.787	$10.172
Number of accumulation units outstanding at end of period (in thousands)	35	-	-	-	-	-	-	-	-	-
Hartford Dividend and Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.902	$19.506	$20.759	$17.664	$15.493	$15.794	$14.086	$10.759	$9.543	$9.490
Accumulation unit value at end of period	$26.624	$24.902	$19.506	$20.759	$17.664	$15.493	$15.794	$14.086	$10.759	$9.543
Number of accumulation units outstanding at end of period (in thousands)	42	34	33	38	36	37	68	50	63	51

APP I-149

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.822	$23.395	$24.936	$21.249	$18.665	$19.056	$17.022	$13.021	$-	$-
Accumulation unit value at end of period	$31.836	$29.822	$23.395	$24.936	$21.249	$18.665	$19.056	$17.022	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	13	16	10	-	2	12	13	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.141	$18.957	$20.226	$17.253	$15.170	$15.503	$13.862	$10.614	$9.438	$9.409
Accumulation unit value at end of period	$25.745	$24.141	$18.957	$20.226	$17.253	$15.170	$15.503	$13.862	$10.614	$9.438
Number of accumulation units outstanding at end of period (in thousands)	39	36	47	51	56	63	40	30	33	30
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.024	$22.815	$24.366	$20.805	$18.312	$18.733	$16.766	$12.851	$11.438	$11.414
Accumulation unit value at end of period	$30.922	$29.024	$22.815	$24.366	$20.805	$18.312	$18.733	$16.766	$12.851	$11.438
Number of accumulation units outstanding at end of period (in thousands)	16	19	16	15	23	22	21	14	16	17
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.258	$18.319	$19.603	$16.772	$14.792	$15.162	$13.597	$10.443	$9.314	$9.776
Accumulation unit value at end of period	$24.729	$23.258	$18.319	$19.603	$16.772	$14.792	$15.162	$13.597	$10.443	$9.314
Number of accumulation units outstanding at end of period (in thousands)	21	23	35	40	63	62	76	72	43	46
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.491	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186	$11.208
Accumulation unit value at end of period	$29.172	$27.491	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186
Number of accumulation units outstanding at end of period (in thousands)	41	33	36	44	68	77	74	92	114	112
Hartford International Opportunities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.730	$11.736	$14.555	$11.702	$11.651	$11.520	$12.078	$10.009	$8.390	$9.826
Accumulation unit value at end of period	$17.602	$14.730	$11.736	$14.555	$11.702	$11.651	$11.520	$12.078	$10.009	$8.390
Number of accumulation units outstanding at end of period (in thousands)	3	3	8	7	7	6	4	3	7	4
APP I-150

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.147	$15.277	$18.975	$15.280	$15.236	$15.086	$15.841	$13.147	$-	$-
Accumulation unit value at end of period	$22.844	$19.147	$15.277	$18.975	$15.280	$15.236	$15.086	$15.841	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.280	$11.406	$14.181	$11.430	$11.409	$11.308	$11.885	$9.874	$8.297	$9.742
Accumulation unit value at end of period	$17.021	$14.280	$11.406	$14.181	$11.430	$11.409	$11.308	$11.885	$9.874	$8.297
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	3	2	2	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.634	$14.898	$18.542	$14.960	$14.947	$14.830	$15.603	$12.975	$10.914	$12.827
Accumulation unit value at end of period	$22.188	$18.634	$14.898	$18.542	$14.960	$14.947	$14.830	$15.603	$12.975	$10.914
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	9	9	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.758	$11.021	$13.744	$11.112	$11.124	$11.059	$11.659	$9.715	$8.188	$9.885
Accumulation unit value at end of period	$16.349	$13.758	$11.021	$13.744	$11.112	$11.124	$11.059	$11.659	$9.715	$8.188
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	1	1	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.650	$14.168	$17.704	$14.341	$14.386	$14.330	$15.138	$12.639	$10.674	$12.595
Accumulation unit value at end of period	$20.932	$17.650	$14.168	$17.704	$14.341	$14.386	$14.330	$15.138	$12.639	$10.674
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	6	10	11	10	9	9	9
Hartford Small Company HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.702	$18.151	$19.104	$15.232	$15.036	$16.507	$15.526	$10.838	$9.443	$9.848
Accumulation unit value at end of period	$38.105	$24.702	$18.151	$19.104	$15.232	$15.036	$16.507	$15.526	$10.838	$9.443
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	12	15	17	14	11	7	4

APP I-151

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.246	$17.842	$18.807	$15.018	$14.847	$16.324	$15.377	$10.750	$-	$-
Accumulation unit value at end of period	$37.346	$24.246	$17.842	$18.807	$15.018	$14.847	$16.324	$15.377	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	-	1	1	3	7	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.946	$17.640	$18.613	$14.877	$14.723	$16.204	$15.279	$10.692	$9.339	$9.764
Accumulation unit value at end of period	$36.848	$23.946	$17.640	$18.613	$14.877	$14.723	$16.204	$15.279	$10.692	$9.339
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	3	4	6	4	3	6
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.651	$17.439	$18.420	$14.738	$14.599	$16.084	$15.181	$10.635	$9.298	$9.730
Accumulation unit value at end of period	$36.357	$23.651	$17.439	$18.420	$14.738	$14.599	$16.084	$15.181	$10.635	$9.298
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	-	-	-	16
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.070	$17.045	$18.040	$14.463	$14.356	$15.847	$14.987	$10.520	$9.216	$10.844
Accumulation unit value at end of period	$35.394	$23.070	$17.045	$18.040	$14.463	$14.356	$15.847	$14.987	$10.520	$9.216
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	5	6	16	13	6	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.504	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135	$9.598
Accumulation unit value at end of period	$34.456	$22.504	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	9	10	10	12	16	18	20
Hartford Stock HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.113	$18.515	$18.680	$15.704	$14.731	$14.446	$13.076	$9.961	$8.774	$8.938
Accumulation unit value at end of period	$26.823	$24.113	$18.515	$18.680	$15.704	$14.731	$14.446	$13.076	$9.961	$8.774
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-152

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.594	$21.988	$22.217	$18.706	$17.573	$17.260	$15.645	$11.937	$-	$-
Accumulation unit value at end of period	$31.759	$28.594	$21.988	$22.217	$18.706	$17.573	$17.260	$15.645	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	10	8	8	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.376	$17.994	$18.200	$15.339	$14.424	$14.181	$12.867	$9.827	$8.678	$8.862
Accumulation unit value at end of period	$25.938	$23.376	$17.994	$18.200	$15.339	$14.424	$14.181	$12.867	$9.827	$8.678
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.829	$21.443	$21.710	$18.315	$17.240	$16.966	$15.411	$11.781	$10.414	$10.645
Accumulation unit value at end of period	$30.848	$27.829	$21.443	$21.710	$18.315	$17.240	$16.966	$15.411	$11.781	$10.414
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	7	6	6	5	4	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.521	$17.388	$17.640	$14.911	$14.064	$13.869	$12.622	$9.669	$8.563	$9.087
Accumulation unit value at end of period	$24.914	$22.521	$17.388	$17.640	$14.911	$14.064	$13.869	$12.622	$9.669	$8.563
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.359	$20.391	$20.729	$17.557	$16.593	$16.395	$14.951	$11.476	$10.184	$10.453
Accumulation unit value at end of period	$29.102	$26.359	$20.391	$20.729	$17.557	$16.593	$16.395	$14.951	$11.476	$10.184
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	1	-	-	-	1	1	1
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.488	$14.110	$14.311	$13.724	$13.235	$13.410	$12.753	$13.033	$12.211	$11.499
Accumulation unit value at end of period	$16.753	$15.488	$14.110	$14.311	$13.724	$13.235	$13.410	$12.753	$13.033	$12.211
Number of accumulation units outstanding at end of period (in thousands)	53	31	31	30	29	27	30	12	13	9

APP I-153

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.010	$14.608	$14.839	$14.251	$13.764	$13.967	$13.302	$13.615	$-	$-
Accumulation unit value at end of period	$17.292	$16.010	$14.608	$14.839	$14.251	$13.764	$13.967	$13.302	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	4	3	6	3	3	26	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.132	$13.820	$14.053	$13.510	$13.061	$13.267	$12.648	$12.958	$12.171	$11.490
Accumulation unit value at end of period	$16.327	$15.132	$13.820	$14.053	$13.510	$13.061	$13.267	$12.648	$12.958	$12.171
Number of accumulation units outstanding at end of period (in thousands)	9	25	26	27	27	26	-	2	3	5
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.582	$14.245	$14.500	$13.953	$13.503	$13.730	$13.103	$13.437	$12.634	$11.939
Accumulation unit value at end of period	$16.796	$15.582	$14.245	$14.500	$13.953	$13.503	$13.730	$13.103	$13.437	$12.634
Number of accumulation units outstanding at end of period (in thousands)	12	18	12	14	14	21	21	22	18	14
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.579	$13.355	$13.621	$13.134	$12.735	$12.975	$12.407	$12.749	$12.011	$11.611
Accumulation unit value at end of period	$15.683	$14.579	$13.355	$13.621	$13.134	$12.735	$12.975	$12.407	$12.749	$12.011
Number of accumulation units outstanding at end of period (in thousands)	11	12	20	20	19	18	29	24	21	20
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.759	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355	$11.723
Accumulation unit value at end of period	$15.845	$14.759	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355
Number of accumulation units outstanding at end of period (in thousands)	16	17	18	22	33	40	47	52	55	54

APP I-154

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven PremierSolutions Cornerstone (Series II) Sub‑Administered by Great‑West Life & Annuity Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
AB Discovery Value Fund — Class A

●
AB International Value Fund — Class A

●
AB Sustainable International Thematic Fund — Class A

●
AB Value Fund — Class A

●
Alger Capital Appreciation Institutional Fund — Class I

●
Alger Mid Cap Growth Institutional Fund — Class I

●
Alger Small Cap Growth Institutional Fund — Class I

●
American Century Diversified Bond Fund — Class A

●
American Century Equity Income Fund — Class A

●
American Century Growth Fund — Class A

●
American Century Mid Cap Value Fund — Class A

●
American Century Small Cap Value Fund — Class A

●
American Century U.S. Government Money Market Fund — Class A

●
American Funds AMCAP Fund® — Class R3

●
American Funds American Balanced Fund® — Class R3

●
American Funds American Mutual Fund® — Class R3

●
American Funds Capital Income Builder® — Class R3

●
American Funds Capital World Growth and Income FundSM — Class R3

●
American Funds EuroPacific Growth Fund® — Class R3

●
American Funds Fundamental Investors FundSM — Class R3

●
American Funds New Perspective Fund® — Class R3

●
American Funds SMALLCAP World Fund® — Class R3

●
American Funds The Bond Fund of America® — Class R3

●
American Funds The Growth Fund of America® — Class R3

●
American Funds The Income Fund of America® — Class R3

●
American Funds The Investment Company of America® — Class R3

●
American Funds The New Economy Fund® — Class R3

●
American Funds Washington Mutual Investors FundSM — Class R3

●
Ave Maria Growth Fund

●
Ave Maria Rising Dividend Fund

●
Ave Maria Value Fund

●
BlackRock Advantage Large Cap Growth Fund — Investor A Shares

●
BlackRock Advantage Small Cap Growth Fund — Investor A Shares

●
BlackRock Capital Appreciation Fund, Inc. — Investor A Shares

●
BlackRock Equity Dividend Fund — Investor A Shares

●
BlackRock Global Allocation Fund, Inc. — Investor A Shares

●
BlackRock International Dividend Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2030 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2040 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2050 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares

●
BlackRock LifePath® Dynamic Retirement Fund — Investor A Shares

●
BlackRock Mid Cap Dividend Fund — Investor A Shares

●
BlackRock S&P 500 Index V.I. Fund — Class III Shares

●
BNY Mellon Bond Market Index Fund — Class INV

●
BNY Mellon Midcap Index Fund, Inc.

●
BNY Mellon S&P 500 Index Fund

●
BNY Mellon Smallcap Stock Index Fund — Class INV

●
Calamos Global Equity Fund — Class A

●
Calamos International Growth Fund — Class A

●
Calvert Bond Fund — Class A

●
Calvert Equity Fund — Class A

●
Calvert Income Fund — Class A

●
ClearBridge Aggressive Growth Fund — Class FI

●
ClearBridge Appreciation Fund — Class A

●
ClearBridge Mid Cap Fund — Class A

●
ClearBridge Small Cap Growth Fund — Class A

●
ClearBridge Small Cap Growth Fund — Class FI

●
ClearBridge Value Trust — Class FI

●
Columbia Acorn® Fund — Class A

●
Columbia Contrarian Core Fund — Class A

●
Columbia Large Cap Growth Fund — Class A

●
Columbia Large Cap Growth Opportunity Fund — Class A

●
Columbia Large Cap Value Fund — Class ADV

●
Columbia Select Mid Cap Value Fund — Class A

●
Columbia Select Mid Cap Value Fund — Class ADV

●
Columbia Select Small Cap Value Fund — Class ADV

●
Columbia Seligman Global Technology Fund — Class A

●
Columbia Small Cap Value Fund I — Class A

●
Davis New York Venture Fund — Class A

●
Davis Opportunity Fund — Class A

●
Delaware Diversified Income Fund — Class A

●
Delaware Extended Duration Bond Fund — Class A

●
DWS Capital Growth Fund — Class A

●
DWS International Growth Fund — Class A

●
Eaton Vance-Atlanta Capital SMID-Cap Fund — Class A

●
Eaton Vance Balanced Fund — Class A

●
Eaton Vance Income Fund of Boston — Class A

●
Eaton Vance Large-Cap Value Fund — Class A

●
Federated Hermes Clover Small Value Fund — Class A

●
Federated Hermes Equity Income Fund, Inc. — Class A

●
Federated Hermes Fund for U.S. Government Securities — Class A

●
Federated Hermes Global Allocation Fund — Class A

●
Federated Hermes High Income Bond Fund — Class A

●
Federated Hermes International Leaders Fund — Class A

●
Federated Hermes Kaufmann Fund — Class R

●
Federated Hermes MDT Mid Cap Growth Fund — Class A

●
Federated Hermes Total Return Bond Fund — Class A

●
Fidelity Advisor® Leveraged Company Stock Fund — Class M

●
Fidelity Advisor® Stock Selector All Cap Fund — Class M

●
Franklin Conservative Allocation Fund — Class A

●
Franklin Growth Allocation Fund — Class A

●
Franklin Growth Fund — Class A

●
Franklin High Income Fund — Class A1

●
Franklin Income Fund — Class A1

●
Franklin Moderate Allocation Fund — Class A

●
Franklin Mutual Beacon Fund — Class A

●
Franklin Mutual Global Discovery Fund — Class A

●
Franklin Mutual Shares Fund — Class A

●
Franklin Small Cap Value Fund — Class A

●
Franklin Strategic Income Fund — Class A

●
Franklin Total Return Fund — Class A

●
Franklin U.S. Government Securities Fund — Class A1

●
Frost Growth Equity Fund — Investor Class

●
George Putnam Balanced Fund — Class A

●
Goldman Sachs Capital Growth Fund — Class A

●
Goldman Sachs Core Fixed Income Fund — Class A

●
Goldman Sachs Equity Income Fund — Class A

●
Goldman Sachs Government Income Fund — Class A

●
Goldman Sachs Growth Opportunities Fund — Class A

●
Goldman Sachs High Yield Fund — Class A

●
Goldman Sachs Income Builder Fund — Class A

●
Goldman Sachs International Equity ESG Fund — Class A

●
Goldman Sachs Large Cap Value Fund — Class A

●
Goldman Sachs Mid Cap Value Fund — Class A

●
Goldman Sachs Satellite Strategies — Class A

●
Goldman Sachs Small Cap Value Fund — Class A

●
Goldman Sachs Strategic Growth Fund — Class A

●
Goldman Sachs U.S. Equity Insights Fund — Class A

●
Hartford AARP Balanced Retirement Fund — Class R4

●
Hartford Balanced HLS Fund — Class IB

●
Hartford Disciplined Equity HLS Fund — Class IB

●
Hartford Dividend and Growth HLS Fund — Class IB

●
Hartford Global Impact Fund — Class R4

●
Hartford International Equity Fund — Class R4

●
Hartford International Opportunities HLS Fund — Class IB

●
Hartford Moderate Allocation Fund — Class R4

●
Hartford Moderate Allocation Fund — Class R5

●
Hartford Quality Value Fund — Class R4

●
Hartford Small Company HLS Fund — Class IB

●
Hartford Stock HLS Fund — Class IB

●
Hartford Total Return Bond HLS Fund — Class IB

●
Invesco American Franchise Fund — Class A

●
Invesco American Value Fund — Class A

●
Invesco Comstock Fund — Class A

●
Invesco Developing Markets Fund — Class A

●
Invesco Discovery Mid Cap Growth Fund — Class A

●
Invesco Dividend Income Fund — Class A

●
Invesco Emerging Markets All Cap Fund — Class A

●
Invesco Equity and Income Fund — Class A

●
Invesco Global Fund — Class A

●
Invesco Global Core Equity Fund — Class A

●
Invesco Global Strategic Income Fund — Class A

●
Invesco Gold & Special Minerals Fund — Class A

●
Invesco Growth and Income Fund — Class A

●
Invesco International Bond Fund — Class A

2

●
Invesco International Diversified Fund — Class A

●
Invesco International Growth Fund — Class A

●
Invesco Main Street All Cap Fund® — Class A

●
Invesco Main Street Fund® — Class A

●
Invesco Main Street Mid Cap Fund® — Class A

●
Invesco Oppenheimer International Growth Fund — Class A

●
Invesco Rising Dividends Fund — Class A

●
Invesco Quality Income Fund — Class A

●
Invesco Real Estate Fund — Class A

●
Invesco Small Cap Equity Fund — Class A

●
Invesco Small Cap Growth Fund — Class A

●
Invesco Small Cap Value Fund — Class A

●
Ivy Asset Strategy Fund — Class Y

●
Ivy Large Cap Growth Fund — Class Y

●
Ivy Natural Resources Fund — Class Y

●
Ivy Science & Technology Fund — Class Y

●
Janus Henderson Balanced Fund — Class S

●
Janus Henderson Enterprise Fund — Class S

●
Janus Henderson Forty Fund — Class S

●
Janus Henderson Mid Cap Value Fund — Class S

●
Janus Henderson Overseas Fund — Class S

●
JPMorgan Core Bond Fund — Class A

●
JPMorgan Large Cap Growth Fund — Class A

●
JPMorgan Small Cap Growth Fund — Class A

●
JPMorgan Small Cap Value Fund — Class A

●
JPMorgan SmartRetirement® 2020 Fund — Class A

●
JPMorgan SmartRetirement® 2025 Fund — Class A

●
JPMorgan SmartRetirement® 2030 Fund — Class A

●
JPMorgan SmartRetirement® 2035 Fund — Class A

●
JPMorgan SmartRetirement® 2040 Fund — Class A

●
JPMorgan SmartRetirement® 2045 Fund — Class A

●
JPMorgan SmartRetirement® 2050 Fund — Class A

●
JPMorgan SmartRetirement® 2055 Fund — Class A

●
JPMorgan SmartRetirement® 2060 Fund — Class A

●
JPMorgan SmartRetirement® Income Fund — Class A

●
JPMorgan U.S. Equity Fund — Class A

●
JPMorgan U.S. Government Money Market Fund — Reserve Class

●
LKCM Aquinas Catholic Equity Fund

●
Loomis Sayles Bond Fund — Class ADM

●
Lord Abbett Affiliated Fund, Inc. — Class A

●
Lord Abbett Bond-Debenture Fund, Inc. — Class A

●
Lord Abbett Calibrated Dividend Growth Fund — Class A

●
Lord Abbett Developing Growth Fund — Class A

●
Lord Abbett Fundamental Equity Fund — Class A

●
Lord Abbett Growth Opportunities Fund — Class A

●
Lord Abbett International Equity Fund — Class A

●
Lord Abbett Total Return Fund — Class A

●
Lord Abbett Value Opportunities Fund — Class A

●
Massachusetts Investors Trust — Class R3

●
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class SVC

●
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class SVC

●
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class SVC

●
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class SVC

●
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class SVC

●
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class SVC

●
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class SVC

●
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4

●
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class SVC

●
MFS® Emerging Markets Debt Fund — Class R3

●
MFS® Government Securities Fund — Class R3

●
MFS® Growth Fund — Class R3

●
MFS® International Growth Fund — Class R3

●
MFS® International Intrinsic Value Fund — Class R3

●
MFS® New Discovery Fund — Class R3

●
MFS® Research International Fund — Class R3

●
MFS® Total Return Bond Fund — Class R3

●
MFS® Total Return Fund — Class R3

●
MFS® Utilities Fund — Class R3

●
MFS® Value Fund — Class R3

●
MSIF Global Opportunity Portfolio — Class A

●
Neuberger Berman Sustainable Equity Fund — Class A

●
North Square Oak Ridge Small Cap Growth Fund — Class A

●
Nuveen Mid Cap Growth Opportunities Fund — Class A

●
Nuveen NWQ International Value Fund — Class A

●
Nuveen Santa Barbara Dividend Growth Fund — Class A

●
Nuveen Small Cap Select Fund — Class A

●
PGIM Jennison 20/20 Focus Fund — Class A

3

●
PGIM Jennison Focused Growth Fund — Class A*

●
PGIM Jennison Mid-Cap Growth Fund, Inc. — Class A

●
PGIM Jennison Natural Resources Fund, Inc. — Class A

●
PIMCO Real Return Fund — Class A

●
PIMCO Total Return ESG Fund — Admin Class

●
PIMCO Total Return Fund — Class A

●
Pioneer Disciplined Value Fund — Class A

●
Pioneer Fundamental Growth Fund — Class A

●
Pioneer Fund — Class A

●
Pioneer Global Equity Fund — Class A

●
Pioneer Mid Cap Value Fund — Class A

●
Pioneer Select Mid Cap Growth Fund — Class A

●
Pioneer Strategic Income Fund — Class A

●
Putnam Growth Opportunities Fund — Class A

●
Putnam High Yield Fund — Class A

●
Putnam International Capital Opportunities Fund — Class A

●
Putnam International Equity Fund — Class A

●
Putnam Large Cap Value Fund — Class A

●
Putnam Multi-Cap Core Fund — Class A

●
Putnam Research Fund — Class A

●
Putnam Sustainable Leaders Fund — Class A

●
Royce Small-Cap Value Fund — Service Class

●
Royce Total Return Fund — Service Class

●
Templeton Foreign Fund — Class A

●
Templeton Global Bond Fund — Class A

●
Templeton Growth Fund, Inc. — Class A

●
The Hartford Balanced Income Fund — Class R4

●
The Hartford Capital Appreciation Fund — Class R4

●
The Hartford Capital Appreciation Fund — Class R5

●
The Hartford Checks and Balances Fund — Class R4

●
The Hartford Conservative Allocation Fund — Class R4

●
The Hartford Conservative Allocation Fund — Class R5

●
The Hartford Dividend and Growth Fund — Class R4

●
The Hartford Equity Income Fund — Class R4

●
The Hartford Growth Allocation Fund — Class R4

●
The Hartford Growth Allocation Fund — Class R5

●
The Hartford Growth Opportunities Fund — Class R4

●
The Hartford High Yield Fund — Class R4

●
The Hartford Inflation Plus Fund — Class R4

●
The Hartford International Opportunities Fund — Class R4

●
The Hartford Midcap Fund — Class R4

●
The Hartford MidCap Value Fund — Class R4

●
The Hartford Small Company Fund — Class R4

●
The Hartford Total Return Bond Fund — Class R4

●
The Hartford Total Return Bond Fund — Class R5

●
Thornburg International Equity Fund — Class R4

●
Thornburg Small/Mid Cap Core Fund — Class R4

●
Thornburg Small/Mid Cap Growth Fund — Class R4

●
TIAA-CREF Bond Index Fund — Retirement Class

●
TIAA-CREF Equity Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class

●
TIAA-CREF Large-Cap Value Index Fund — Retirement Class

●
Timothy Plan Large/Mid-Cap Value Fund — Class A

●
T. Rowe Price Equity Income Fund — Class R

●
T. Rowe Price Growth Stock Fund — Class R

●
T. Rowe Price Retirement 2010 Fund — R Class

●
T. Rowe Price Retirement 2015 Fund — R Class

●
T. Rowe Price Retirement 2020 Fund — R Class

●
T. Rowe Price Retirement 2025 Fund — R Class

●
T. Rowe Price Retirement 2030 Fund — R Class

●
T. Rowe Price Retirement 2035 Fund — R Class

●
T. Rowe Price Retirement 2040 Fund — R Class

●
T. Rowe Price Retirement 2045 Fund — R Class

●
T. Rowe Price Retirement 2050 Fund — R Class

●
T. Rowe Price Retirement 2055 Fund — R Class

●
T. Rowe Price Retirement 2060 Fund — R Class

●
T. Rowe Price Retirement Balanced Fund — R Class

●
Victory Diversified Stock Fund — Class A

●
Victory Munder Mid-Cap Core Growth Fund — Class A

●
Victory Special Value Fund — Class A

●
Victory Sycamore Established Value Fund — Class A

●
Victory Sycamore Small Company Opportunity Fund — Class A

●
Virtus Ceredex Large-Cap Value Equity Fund — Class A

●
Virtus Ceredex Mid-Cap Value Equity Fund — Class A

●
Virtus Ceredex Small-Cap Value Equity Fund — Class A

●
Virtus NFJ Dividend Value Fund — Class A

●
Virtus NFJ International Value Fund — Class A

●
Virtus NFJ Small-Cap Value Fund — Class A

●
Virtus Seix Total Return Bond Fund — Class A

●
Wells Fargo Asset Allocation Fund — Class A

●
Wells Fargo Emerging Markets Equity Fund — Class A

●
Wells Fargo Utility and Telecommunications Fund — Class A

* Effective in May/June 2021, the underlying Fund will be added as a new Sub-Account investment option, subject to shareholder approval and closing of the reorganization.
For more information on the underlying Funds see the section entitled “The Funds”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
4

The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2021
Statement of Additional Information Dated: May 1, 2021
5

6

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: Empower Retirement, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant’s Account under a Contract.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
7

Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from on Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
8

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Transfer Fee(1)	$5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(2)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(3)	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(3)(4)*	$50

(1)
The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2)
Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3)
This is the maximum fee we would charge. (See “May I request a Loan from my Participant Account?”)

(4)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

9

Annual Maintenance Fee(5)	$30
Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(6)
Before Annuity Commencement Date:
Range of Mortality and Expense Risk and Administrative Charge based on total value of Participant Accounts under a Contract(7)	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over.	0.00%
After Annuity Commencement Date:
Mortality and Expense Risk and Administrative Charge
All Participant Accounts	1.25%
We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.

(5)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(6)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

(7)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

10

This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub‑Account assets, including management fees, Rule 12b‑1 distribution and/or service fees, and other expenses)	0.30%	2.07%†

†
The maximum rate does not reflect the contractual fee waiver received from the fund company.

The BlackRock LifePath® Dynamic Retirement Funds, Franklin Asset Allocation Funds, Hartford Asset Allocation Funds, JPMorgan SmartRetirement® Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and T. Rowe Price Retirement Funds are referred to as “funds of funds,” and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the underlying Funds and the actual expenses of the underlying Funds.
11

EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$825	$1,405	$1,993	$3,910	$340	$1,094	$1,866	$3,880	$370	$1,124	$1,896	$3,910
1.05%	$806	$1,347	$1,895	$3,725	$320	$1,034	$1,768	$3,695	$350	$1,064	$1,798	$3,725
0.85%	$786	$1,288	$1,797	$3,536	$299	$973	$1,669	$3,506	$329	$1,003	$1,699	$3,536
0.75%	$777	$1,259	$1,748	$3,440	$289	$943	$1,619	$3,410	$319	$973	$1,649	$3,440
0.65%	$767	$1,229	$1,698	$3,343	$279	$913	$1,568	$3,313	$309	$943	$1,598	$3,343
0.50%	$752	$1,185	$1,623	$3,195	$263	$867	$1,493	$3,165	$293	$897	$1,523	$3,195
0.35%	$738	$1,140	$1,546	$3,046	$248	$821	$1,417	$3,016	$278	$851	$1,447	$3,046
0.15%	$718	$1,081	$1,444	$2,843	$228	$759	$1,314	$2,813	$258	$789	$1,344	$2,843
0.00%	$704	$1,036	$1,367	$2,688	$212	$713	$1,237	$2,658	$242	$743	$1,267	$2,688
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
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SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant’s Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See “Is there ever a times when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?”)
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
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Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, as administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
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Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
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When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
A money market Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution, signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
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THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
AB Discovery Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
AB International Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
Closed to Contracts issued on or about 8/1/2011.
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
AB Sustainable International Thematic Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
Closed to Contracts issued on or about 8/1/2012.
AB Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
Closed to Contracts issued on or about 5/3/2010.
American Century Diversified Bond Fund — Class A	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investment Management, Inc.
American Century Equity Income Fund — Class A	The fund seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.
American Century Growth Fund — Class A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century Mid Cap Value Fund — Class A	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century Small Cap Value Fund — Class A	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century U.S. Government Money Market Fund — Class A†	Seeks current income while maintaining liquidity and preserving capital.	American Century Investment Management, Inc.
American Funds AMCAP Fund® — Class R3	Seeks to provide long-term growth of capital.	Capital Research and Management Company
American Funds American Balanced Fund® — Class R3	The investment objectives of the fund are: conservation of capital, current income and long-term growth of capital and income.	Capital Research and Management Company
Closed to Contracts issued on or about 5/3/2010.
American Funds American Mutual Fund® — Class R3	Strives for the balanced accomplishment of three objectives: current income, growth of capital, and conservation of principal.	Capital Research and Management Company
American Funds Capital Income Builder® — Class R3	Current income. The fund’s secondary objective is to provide you with growth of capital.	Capital Research and Management Company
American Funds Capital World Growth and Income FundSM — Class R3	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management Company
American Funds EuroPacific Growth Fund® — Class R3	Seeks to achieve long-term growth of capital.	Capital Research and Management Company
American Funds Fundamental Investors FundSM — Class R3	Seeks to provide long-term growth of capital and income.	Capital Research and Management Company
American Funds New Perspective Fund® — Class R3	Seeks to provide long-term growth of capital. Future income is a secondary objective.	Capital Research and Management Company
American Funds SMALLCAP World Fund® — Class R3	Seeks to provide long-term growth of capital.	Capital Research and Management Company
Closed to Contracts issued on or about 5/3/2010.
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
American Funds The Bond Fund of America® — Class R3	Seeks to provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management Company
Closed to Contracts issued on or about 5/3/2010.
American Funds The Growth Fund of America® — Class R3	Seeks to provide growth of capital.	Capital Research and Management Company
American Funds The Income Fund of America® — Class R3	Seeks to provide current income while secondarily striving for capital growth.	Capital Research and Management Company
American Funds The Investment Company of America® — Class R3	Seeks to provide long-term growth of capital and income.	Capital Research and Management Company
American Funds The New Economy Fund® — Class R3	Seeks to provide long-term growth of capital. Current income is a secondary consideration.	Capital Research and Management Company
American Funds Washington Mutual Investors FundSM — Class R3	Seeks to produce income and provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management Company
Ave Maria Growth Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Rising Dividend Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
Ave Maria Value Fund	Long-term capital appreciation.	Schwartz Investment Counsel, Inc.
BlackRock Advantage Large Cap Growth Fund — Investor A Shares	Seeks to achieve long-term total return.	BlackRock Advisors, LLC
Closed to Contracts issued on or about 8/1/2013.
BlackRock Advantage Small Cap Growth Fund — Investor A Shares	Seeks long-term capital appreciation.	BlackRock Advisors, LLC
BlackRock Capital Appreciation Fund, Inc. — Investor A Shares	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend Fund — Investor A Shares	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation Fund, Inc. — Investor A Shares	Seeks to provide high total investment return.	BlackRock Advisors, LLC
BlackRock International Dividend Fund — Investor A Shares	Seeks long-term capital appreciation.	BlackRock Advisors, LLC
BlackRock LifePath® Dynamic 2025 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2030 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
BlackRock LifePath® Dynamic 2035 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2040 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2045 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2050 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2055 Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic Retirement Fund — Investor A Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock Mid Cap Dividend Fund — Investor A Shares	To seek capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BNY Mellon Bond Market Index Fund — Class INV	Seeks to match the total return of the Barclays Barclays U.S. Aggregate Bond Index.	BNY Mellon Investment Adviser, Inc.
BNY Mellon Midcap Index Fund, Inc.	Seeks to match the performance of the S&P MidCap 400® Index.	BNY Mellon Investment Adviser, Inc.
Closed to Contracts issued on or about 6/1/2014.
BNY Mellon Smallcap Stock Index Fund — Class INV	Seeks to match the performance of the S&P Small Cap 600® Index.	BNY Mellon Investment Adviser, Inc.
BNY Mellon S&P 500 Index Fund	Seeks to match the performance of the S&P 500® Index.	BNY Mellon Investment Adviser, Inc.
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Calamos Global Equity Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calamos International Growth Fund — Class A	Long-term capital growth.	Calamos Advisors LLC
Calvert Bond Fund — Class A	Seeks to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities.	Calvert Research and Management
Closed to Contracts issued on or about 8/1/2012.
Calvert Equity Fund — Class A	Seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.	Calvert Research and Management Sub-advised by Atlanta Capital Management Company, LLC.
Calvert Income Fund — Class A	Seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.	Calvert Research and Management
Closed to Contracts issued on or about 9/30/2011.
ClearBridge Aggressive Growth Fund — Class FI	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
Closed to Contracts issued on or about 5/3/2010.
ClearBridge Appreciation Fund — Class A	Seeks to provide long-term appreciation of shareholder’s capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Mid Cap Fund — Class A	Seeks long-term capital growth.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Small Cap Growth Fund — Class A	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
ClearBridge Small Cap Growth Fund — Class FI	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
Closed to Contracts issued on or about 4/30/2012.
ClearBridge Value Trust — Class FI	Seeks long-term capital growth.	ClearBridge Investments, LLC Sub-advised by Legg Mason Partners Fund Advisor, LLC
Closed to Contracts issued on or about 5/3/2010.
Columbia Acorn® Fund — Class A	Seeks long-term capital appreciation.	Columbia Wagner Asset Management, LLC
Columbia Contrarian Core Fund — Class A	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Large Cap Growth Fund — Class A	Seeks long-term asset growth.	Columbia Management Investment Advisers, LLC
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Columbia Large Cap Growth Opportunity Fund — Class A	Seeks long-term asset growth.	Columbia Management Investment Advisers, LLC
Closed to Contracts issued on or about 8/1/2012.
Formerly Columbia Large Cap Growth Fund III — Class A
Columbia Large Cap Value Fund — Class ADV	Seeks capital growth and high current income.	Columbia Management Investment Advisers, LLC
Closed to Contracts issued on or about 12/31/2010.
Columbia Select Mid Cap Value Fund — Class A	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Select Mid Cap Value Fund — Class ADV	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Columbia Select Small Cap Value Fund — Class ADV	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Seligman Global Technology Fund — Class A	Seeks long-term capital appreciation with a concentration and conviction-weighted global technology strategy.	Columbia Management Investment Advisers, LLC
Closed to Contracts issued on or about 5/3/2010.
Columbia Small Cap Value Fund I — Class A	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Davis New York Venture Fund — Class A	Long-term growth of capital.	Davis Selected Advisers, L.P. Sub-advised by Davis Selected Advisers — NY, Inc.
Davis Opportunity Fund — Class A	Long-term growth of capital.	Davis Selected Advisers, L.P. Sub-advised by Davis Selected Advisers — NY, Inc.
Closed to Contracts issued on or about 5/3/2010.
Delaware Diversified Income Fund — Class A	Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Management Company
Delaware Extended Duration Bond Fund — Class A	Seeks to provide investors with total return.	Delaware Management Company
DWS Capital Growth Fund	Seeks long-term growth of capital.	DWS Investment Management Americas, Inc.
DWS International Growth Fund — Class A	Long-term growth of capital.	DWS Investment Management Americas, Inc.
Eaton Vance-Atlanta Capital SMIDCap Fund — Class A	Seek long-term capital growth.	Boston Management and Research Sub-advised by Atlanta Capital Management Company, LLC
Eaton Vance Balanced Fund — Class A	To provide current income and long-term growth of capital.	Eaton Vance Management
Eaton Vance Income Fund of Boston — Class A	To provide a high level of current income.	Boston Management and Research
Eaton Vance Large-Cap Value Fund — Class A	Seeks total return.	Boston Management and Research
Federated Hermes Clover Small Value Fund — Class A	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania
Formerly Federated Clover Small Value Fund — Class A
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Federated Hermes Equity Income Fund, Inc. — Class A	Seeks to provide above average income and capital appreciation.	Federated Equity Management Company of Pennsylvania
Formerly Federated Equity Income Fund, Inc. — Class A
Closed to Contracts issued on or about 5/3/2010.
Federated Hermes Fund for U.S. Government Securities — Class A	Seeks to provide current income.	Federated Investment Management Company
Formerly Federated Fund for U.S. Government Securities — Class A
Closed to Contracts issued on or about 5/3/2010.
Federated Hermes Global Allocation Fund — Class A	Seeks to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.	Federated Global Investment Management Corp. Sub-advised by Federated Investment Management Company
Formerly Federated Global Allocation Fund — Class A
Closed to Contracts issued on or about 5/3/2010.
Federated Hermes High Income Bond Fund — Class A	Seeks high current income.	Federated Investment Management Company
Formerly Federated High Income Bond Fund — Class A
Closed to Contracts issued on or about 5/3/2010.
Federated Hermes International Leaders Fund — Class A	Seeks to provide long-term capital growth.	Federated Global Investment Management Corp.
Formerly Federated International Leaders Fund — Class A
Closed to Contracts issued on or about 5/3/2010.
Federated Hermes Kaufmann Fund — Class R	To provide capital appreciation.	Federated Equity Management Company of Pennsylvania Sub-advised by Federated Global Investment Management Corp
Formerly Federated Kaufmann Fund — Class R
Closed to Contracts issued on or about 8/1/2013.
Federated Hermes MDT Mid Cap Growth Fund — Class A	Appreciation of capital.	Federated MDTA LLC
Formerly Federated MDT Mid Cap Growth Fund — Class A
Closed to Contracts issued on or about 5/3/2010.
Federated Hermes Total Return Bond Fund — Class A	To provide total return.	Federated Investment Management Company
Formerly Federated Total Return Bond Fund — Class A
Closed to Contracts issued on or about 5/3/2010.
Fidelity Advisor® Leveraged Fund — Class M	Seeks capital appreciation.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Closed to Contracts issued on or about 8/1/2012.
Fidelity Advisor® Stock Selector All Cap Fund — Class M	The fund seeks capital growth.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Closed to Contracts issued on or about 5/3/2010.
Franklin Conservative Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Growth Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Growth Fund — Class A	Capital appreciation.	Franklin Advisers, Inc.
23

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Franklin High Income Fund — Class A1	To earn a high level of current income. Its secondary goal is capital appreciation.	Franklin Advisers, Inc.
Franklin Income Fund — Class A1	To maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Moderate Allocation Fund — Class A	The highest level of long-term total return that is consistent with an acceptable level of risk.	Franklin Advisers, Inc.
Franklin Mutual Beacon Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Closed to Contracts issued on or about 8/1/2012.
Franklin Mutual Global Discovery Fund — Class A	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value Fund — Class A	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Strategic Income Fund — Class A	To earn a high level of current income. A secondary goal is capital appreciation over the long-term.	Franklin Advisers, Inc.
Franklin Total Return Fund — Class A	High current income, consistent with preservation of capital. As a secondary goal, capital appreciation over the long term.	Franklin Advisers, Inc. Sub-advised by Franklin Templeton Institutional, LLC
Franklin U.S. Government Securities Fund — Class A1	Seeks Income.	Franklin Advisers, Inc.
Closed to Contracts issued on or about 5/3/2010.
Frost Growth Equity Fund — Investor Class	Seeks to achieve long-term capital appreciation.	Frost Investment Advisors, LLC
George Putnam Balanced Fund — Class A	Seeks capital growth and current income.	Putnam Investment Management, LLC
Closed to Contracts issued on or about 5/3/2010.
Goldman Sachs Capital Growth Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Closed to Contracts issued on or about 6/13/2008.
Goldman Sachs Core Fixed Income Fund — Class A	Seeks total return consisting of capital appreciation and income that exceeds the Barclays Capital U.S. Aggregate Bond Index.	Goldman Sachs Asset Management, L.P.
Closed to Contracts issued on or about 5/3/2010.
Goldman Sachs Equity Income Fund — Class A	Seeks long-term capital appreciation and growth of income.	Goldman Sachs Asset Management, L.P.
Closed to Contracts issued on or about 5/3/2010.
Goldman Sachs Government Income Fund — Class A	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Growth Opportunities Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
24

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Goldman Sachs High Yield Fund — Class A	Seeks a high level of current income and may also consider the potential for capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Income Builder Fund — Class A	Seeks to provide income and capital appreciation.	Goldman Sachs Asset Management, L.P.
Closed to Contracts issued on or about 5/3/2010.
Goldman Sachs International Equity ESG Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management International
Closed to Contracts issued on or about 5/3/2010.
Goldman Sachs Large Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Mid Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Satellite Strategies — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Small Cap Value Fund — Class A	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Closed to Contracts issued on or about 5/3/2010.
Goldman Sachs U.S. Equity Insights Fund — Class A	Seeks long-term growth of capital and dividend income.	Goldman Sachs Asset Management, L.P.
Closed to Contracts issued on or about 5/3/2010.
Hartford AARP Balanced Retirement Fund — Class R4	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Global Impact Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford International Equity Fund — Class R4	The fund seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Moderate Allocation Fund — Class R4	Seeks long-term capital appreciation and income.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Moderate Allocation Fund — Class R5	Seeks long-term capital appreciation and income.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/3/2010.
25

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Hartford Quality Value Fund — Class R4	The fund seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Invesco American Franchise Fund — Class A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco American Value Fund — Class A	Seeks to provide a high total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Comstock Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Developing Markets Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Developing Markets Fund — Class A
Invesco Discovery Mid Cap Growth Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Discovery Mid Cap Growth Fund — Class A
Invesco Dividend Income Fund — Class A	Seeks current income and long-term growth of capital.	Invesco Advisers, Inc.
Invesco Emerging Markets All Cap Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Formerly Invesco Developing Markets Fund — Class A
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco Global Core Equity Fund — Class A	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Closed to Contracts issued on or about 8/1/2011.
Invesco Global Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Global Fund — Class A
Invesco Global Strategic Income Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Global Strategic Income Fund — Class A
Invesco Gold & Special Minerals Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Gold & Special Minerals Fund — Class A
Invesco Growth and Income Fund — Class A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco International Bond Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer International Bond Fund — Class A
Invesco International Diversified Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer International Diversified Fund — Class A
Invesco International Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Main Street All Cap Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Main Street All Cap Fund® — Class A
26

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Invesco Main Street Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Main Street Fund® — Class A
Closed to Contracts issued on or about 5/3/2010.
Invesco Main Street Mid Cap Fund® — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Main Street Mid Cap Fund® — Class A
Invesco Oppenheimer International Growth Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Quality Income Fund — Class A	Seeks to provide a high level of current income, with liquidity and safety of principal.	Invesco Advisers, Inc.
Closed to Contracts issued on or about 8/1/2012.
Invesco Real Estate Fund — Class A	Seeks total return through capital growth and current income.	Invesco Advisers, Inc.
Invesco Rising Dividends Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Rising Dividends Fund — Class A
Invesco Small Cap Equity Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Small Cap Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Small Cap Value Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Ivy Asset Strategy Fund — Class Y	To seek to provide total return.	Ivy Investment Management Company
Closed to Contracts issued on or about 8/1/2012.
Ivy Large Cap Growth Fund — Class Y	To seek to provide growth of capital.	Ivy Investment Management Company
Ivy Natural Resources Fund — Class Y	Seeks capital growth and appreciation.	Ivy Investment Management Company
Closed to Contracts issued on or about 8/1/2012.
Ivy Science & Technology Fund — Class Y	To seek to provide growth of capital.	Ivy Investment Management Company
Closed to Contracts issued on or about 8/1/2012.
Janus Henderson Balanced Fund — Class S	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Enterprise Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Forty Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Mid Cap Value Fund — Class S	Seeks capital appreciation.	Janus Capital Management LLC Sub-advised by Perkins Investment Management LLC
Janus Henderson Overseas Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
27

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
JPMorgan Core Bond Fund — Class A	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Large Cap Growth Fund — Class A	Seeks long-term capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Small Cap Growth Fund — Class A	Seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan Small Cap Value Fund — Class A	Seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization companies.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2020 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2025 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2030 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2035 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
28

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
JPMorgan SmartRetirement® 2040 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2045 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2050 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2055 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® 2060 Fund — Class A	Seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan SmartRetirement® Income Fund — Class A	Seeks current income and some capital appreciation.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan U.S. Equity Fund — Class A	Seeks to provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management, Inc.
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
JPMorgan U.S. Government Money Market Fund — Reserve Shares†	Seeks high current income with liquidity and stability of principal.	J.P. Morgan Investment Management, Inc.
Closed to Contracts issued on or about 5/2/2016.
LKCM Aquinas Catholic Equity Fund	Capital appreciation.	Luther King Capital Management Corporation
Loomis Sayles Bond Fund — Class ADM	High total investment return through a combination of current income and capital appreciation.	Loomis, Sayles & Company, L.P.
29

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Lord Abbett Affiliated Fund, Inc. — Class A	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Closed to Contracts issued on or about 8/1/2012.
Lord Abbett Bond-Debenture Fund, Inc. — Class A	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Closed to Contracts issued on or about 5/3/2010.
Lord Abbett Developing Growth Fund — Class A	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Closed to Contracts issued on or about 1/15/2012.
Lord Abbett Dividend Growth Fund — Class A	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Formerly Lord Abbett Calibrated Dividend Growth Fund — Class A
Closed to Contracts issued on or about 5/3/2010.
Lord Abbett Fundamental Equity Fund — Class A	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities Fund — Class A	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett International Equity Fund — Class A	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Total Return Fund — Class A	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities Fund — Class A	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
Massachusetts Investors Trust — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Class SVC	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
Closed to Contracts issued on or about 5/1/2014.
30

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Class SVC	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
Closed to Contracts issued on or about 5/1/2014.
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Class SVC	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
Closed to Contracts issued on or about 5/1/2014.
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Class SVC	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
Closed to Contracts issued on or about 5/1/2014.
31

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Class SVC	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
Closed to Contracts issued on or about 5/1/2014.
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Class SVC	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
Closed to Contracts issued on or about 5/1/2014.
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Class SVC	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
Closed to Contracts issued on or about 5/1/2014.
32

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Class R4	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class R4	The fund seeks current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund — Class SVC	The fund seeks current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
Closed to Contracts issued on or about 5/1/2014.
MFS® Emerging Markets Debt Fund — Class R3	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Government Securities Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Growth Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
Closed to Contracts issued on or about 8/26/2011.
MFS® International Growth Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® International Intrinsic Value Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
Formerly MFS® International Value Fund — Class R3
MFS® New Discovery Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Research International Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MFS® Total Return Bond Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Financial Services Company
MFS® Total Return Fund — Class R3	Seeks total return.	MFS Financial Services Company
MFS® Utilities Fund — Class R3	Seeks total return.	MFS Financial Services Company
MFS® Value Fund — Class R3	Seeks capital appreciation.	MFS Financial Services Company
MSIF Global Opportunity Portfolio — Class A	Seeks long-term capital appreciation	Morgan Stanley Investment Management Inc.
33

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Neuberger Berman Sustainable Equity Fund — Class A	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social, and governance (ESG) criteria.	Neuberger Berman Investment Advisors LLC
North Square Oak Ridge Small Cap Growth Fund — Class A	Seeks to provide capital appreciation.	North Square Investments Sub-advised by Oak Ridge Investments, LLC
Formerly Oak Ridge Small Cap Growth Fund — Class A
Nuveen Mid Cap Growth Opportunities Fund — Class A	Capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Nuveen Asset Management, LLC
Nuveen NWQ International Value Fund — Class A	Long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by NWQ Investment Management Company, LLC
Nuveen Santa Barbara Dividend Growth Fund — Class A	To seek an attractive total return comprised of income from dividends and long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Santa Barbara Asset Management, LLC
Nuveen Small Cap Select Fund — Class A	Seek long-term capital appreciation.	Nuveen Fund Advisors, LLC Sub-advised by Nuveen Asset Management, LLC
PGIM Jennison 20/20 Focus Fund — Class A	Long-term growth of capital.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PGIM Jennison Focused Growth Fund — Class A	Long-term growth of capital.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PGIM Jennison Mid-Cap Growth Fund, Inc. — Class A	Long-term capital appreciation.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PGIM Jennison Natural Resources Fund, Inc. — Class A	Long-term growth of capital.	PGIM Investments LLC Sub-advised by Jennison Associates LLC
PIMCO Real Return Fund — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return ESG Fund — Admin Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Fund — Class A	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Disciplined Value Fund — Class A	Seeks long-term capital growth.	Amundi Investment Management, Inc.
Pioneer Fundamental Growth Fund — Class A	Long-term capital growth.	Amundi Investment Management, Inc.
Pioneer Fund — Class A	Reasonable income and capital growth.	Amundi Investment Management, Inc.
34

Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Pioneer Global Equity Fund — Class A	Long-term capital growth.	Amundi Investment Management, Inc.
Closed to Contracts issued on or about 5/3/2010.
Pioneer Mid Cap Value Fund — Class A	Seeks capital appreciation.	Amundi Investment Management, Inc.
Closed to Contracts issued on or about 9/30/2011.
Pioneer Select Mid Cap Growth Fund — Class A	Long-term capital growth.	Amundi Investment Management, Inc.
Closed to Contracts issued on or about 9/1/2009.
Pioneer Strategic Income Fund — Class A	A high level of current income.	Amundi Investment Management, Inc.
Putnam Growth Opportunities Fund — Class A	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Closed to Contracts issued on or about 5/3/2010.
Putnam High Yield Fund — Class A	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam International Capital Opportunities Fund — Class A	Long-term capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam International Equity Fund — Class A	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Closed to Contracts issued on or about 5/3/2010.
Putnam Large Cap Value Fund — Class A	Capital growth and current income.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Formerly Putnam Equity Income Fund — Class A
Putnam Multi-Cap Core Fund — Class A	Seeks capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam Research Fund — Class A	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Closed to Contracts issued on or about 5/3/2010.
Putnam Sustainable Leaders Fund — Class A	Long-term capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Closed to Contracts issued on or about 5/3/2010.
Royce Small-Cap Value Fund — Service Class	Long-term growth of capital.	Royce & Associates, LLC
Royce Total Return Fund — Service Class	Long-term growth of capital and current income.	Royce & Associates, LLC
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Templeton Foreign Fund — Class A	Long-term capital growth.	Templeton Global Advisors Limited
Templeton Global Bond Fund — Class A	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
Templeton Growth Fund, Inc. — Class A	Long-term capital growth.	Templeton Global Advisors Limited
Closed to Contracts issued on or about 5/3/2010.
The Hartford Balanced Income Fund — Class R4	The fund seeks to provide current income with growth of capital as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Capital Appreciation Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Capital Appreciation Fund — Class R5	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/3/2010.
The Hartford Checks and Balances Fund — Class R4	Seeks long-term capital appreciation and income.	Hartford Funds Management Company, LLC
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Conservative Allocation Fund — Class R4	Seeks current income and long-term capital appreciation.	Hartford Funds Management Company, LLC
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Conservative Allocation Fund — Class R5	Seeks current income and long-term capital appreciation.	Hartford Funds Management Company, LLC
Closed to Contracts issued on or about 5/3/2010.
The Hartford Dividend and Growth Fund — Class R4	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Equity Income Fund — Class R4	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Growth Allocation Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
The Hartford Growth Allocation Fund — Class R5	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC
Closed to Contracts issued on or about 5/3/2010.
The Hartford Growth Opportunities Fund — Class R4	Seeks capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford High Yield Fund — Class R4	Seeks to provide high current income, and long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Inflation Plus Fund — Class R4	Seeks a total return that exceeds the rate of inflation over an economic cycle.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford International Opportunities Fund — Class R4	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Midcap Fund — Class R4	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford MidCap Value Fund — Class R4	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Small Company Fund — Class R4	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts.
The Hartford Total Return Bond Fund — Class R4	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 8/1/2012.
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
The Hartford Total Return Bond Fund — Class R5	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/3/2010.
Thornburg International Equity Fund — Class R4	Seeks long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
Formerly Thornburg International Value Fund — Class R4
Thornburg Small/Mid Cap Core Fund — Class R4	Seeks long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
Closed to Contracts issued on or about 8/1/2013.
Formerly Thornburg Value Fund — Class R4
Thornburg Small/Mid Cap Growth Fund — Class R4	Long-term growth of capital.	Thornburg Investment Management, Inc.
Closed to Contracts issued on or about 9/30/2011.
Formerly Thornburg Core Growth Fund — Class R4
TIAA-CREF Bond Index Fund — Retirement Class	Seeks total return that corresponds with the total return of a broad U.S. investment-grade bond market index.	Teachers Advisors, Inc.
TIAA-CREF Equity Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Growth Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
TIAA-CREF Large-Cap Value Index Fund — Retirement Class	Seeks a favorable long-term total return, mainly through capital appreciation.	Teachers Advisors, Inc.
Timothy Plan Large/Mid-Cap Value Fund — Class A	Long-term growth of capital, with secondary objective of current income.	Timothy Partners, Ltd Sub-advised by Westwood Management Corp
T. Rowe Price Equity Income Fund — Class R	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock Fund — Class R	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2010 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/3/2010.
T. Rowe Price Retirement 2015 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement 2020 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/3/2010.
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
T. Rowe Price Retirement 2025 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement 2030 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/3/2010.
T. Rowe Price Retirement 2035 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement 2040 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/3/2010.
T. Rowe Price Retirement 2045 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement 2050 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/3/2010.
T. Rowe Price Retirement 2055 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement 2060 Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/2/2016.
T. Rowe Price Retirement Balanced Fund — R Class	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Closed to Contracts issued on or about 5/3/2010.
Victory Diversified Stock Fund — Class A	Provide long-term growth of capital.	Victory Capital Management Inc.
Closed to Contracts issued on or about 8/1/2012.
Victory Munder Mid-Cap Core Growth Fund — Class A	Provide long-term capital appreciation.	Victory Capital Management Inc.
Victory Special Value Fund — Class A	Long-term growth of capital and dividend income.	Victory Capital Management Inc.
Closed to Contracts issued on or about 8/1/2013.
Victory Sycamore Established Value Fund — Class A	Seeks long term capital growth by investing primarily in common stocks.	Victory Capital Management Inc.
Victory Sycamore Small Company Opportunity Fund — Class A	Provide capital appreciation.	Victory Capital Management Inc.
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
Virtus Ceredex Large-Cap Value Equity Fund — Class A	Seeks to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Virtus Ceredex Mid-Cap Value Equity Fund — Class A	Seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Virtus Ceredex Small-Cap Value Equity Fund — Class A	Seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.	Virtus Fund Advisers, LLC Sub-advised by Ceredex Value Advisors LLC
Closed to Contracts issued on or about 4/20/2012.
Virtus NFJ Dividend Value Fund — Class A	Seeks long-term growth of capital and income.	Virtus Investment Advisers, Inc. Sub-advised by NFJ Investment Group, LLC
Formerly AllianzGI Dividend Value Fund — Class A
Virtus NFJ International Value Fund — Class A	Seeks long-term growth of capital and income.	Virtus Investment Advisers, Inc. Sub-advised by NFJ Investment Group, LLC
Formerly AllianzGI International Value Fund — Class A
Virtus NFJ Small-Cap Value Fund — Class A	Seeks long-term growth of capital and income.	Virtus Investment Advisers, Inc. Sub-advised by NFJ Investment Group, LLC
Formerly AllianzGI Small-Cap Value Fund — Class A
Virtus Seix Total Return Bond Fund — Class A	Seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.	Virtus Fund Advisers, LLC Sub-advised by Seix Investment Advisors LLC
Wells Fargo Asset Allocation Fund — Class A	Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management, Inc.
Wells Fargo Emerging Markets Equity Fund — Class A	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management, Inc.
Wells Fargo Utility and Telecommunications Fund — Class A	Seeks total return, consisting of income and capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management, Inc.
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
Alger Institutional Funds
Alger Capital Appreciation Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
Alger Mid Cap Growth Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
Closed to Contracts issued on or about 8/1/2012.
Alger Small Cap Growth Institutional Fund — Class I	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
BlackRock Variable Series Funds, Inc.
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Sub-Account	Investment Objective Summary	Investment OAdviser/Sub-Adviser
BlackRock S&P 500 Index V.I. Fund — Class III Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500® Index.	BlackRock Advisors, LLC
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IB	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/3/2010.
Hartford Disciplined Equity HLS Fund — Class IB	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 6/13/2008.
Hartford Dividend and Growth HLS Fund — Class IB	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/3/2010.
Hartford International Opportunities HLS Fund — Class IB	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/3/2010.
Hartford Small Company HLS Fund — Class IB	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/3/2010.
Hartford Stock HLS Fund — Class IB	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/3/2010.
Hartford Total Return Bond HLS Fund — Class IB	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 5/3/2010.
Notes
†
In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.

Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of
41

these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
Fees and Payments Received by Talcott Resolution from the Fund Families:  On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Additionally, a MassMutual affiliate continues to be responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.80% of assets invested in a Fund.
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These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Great-West expects to make a profit on the amount of the fees and payments that exceed Great-West’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of MassMutual’s affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of MassMutual’s affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the
43

provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•
the cost of preparing sales literature,

•
commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
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We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➢
Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.
Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?
We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant’s Account under a Contract in the event of the Participant’s:
•
death,

•
disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

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for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

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severance from employment with the Employer,

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attainment of age 59½ or older,

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financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

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in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

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Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.
If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer’s plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.
No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A “Related Participant Directed Account Option” is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Mortality and Expense Risk and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:
Method One: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value.
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These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk —  We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
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Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

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Qualified governmental excess benefit plans under Section 415(m) of the Code;

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Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
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May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Talcott Resolution will reimburse the plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
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We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day.  We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of  $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t
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purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund's trading policies will be considered not in good order.
In certain circumstances, the underlying Fund's trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

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How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
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Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685‑1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397‑3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888‑4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and
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unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, further actions our regulators may take in response to the COVID-19 public health crisis and its impact on financial markets and our operations. At this time, Talcott Resolution is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of Talcott Resolution and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
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How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
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Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial
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hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.
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The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other contracts, Talcott Resolution will not accept future contributions.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2 – 4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Option 3:   Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
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Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
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How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A x B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F x E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H x E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
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On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
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Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•
Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

•
“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2020, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Resources Investment Advisors, LLC, and Retirement Plan Advisory Group .
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $580 thousand.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its
62

Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
63

APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
APP TAX-3

other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
APP TAX-4

circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
APP TAX-5

circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

APP TAX-6

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
APP TAX-7

requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

APP TAX-8

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
APP TAX-9

In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
The CARES Act provides a temporary waiver of the RMD requirement for specified defined contribution plans for calendar year 2020. The waiver applies to distributions for 2020 and the RMDs for 2019 that were due by a required beginning date in 2020 (i.e., April 1, 2020), which were not paid.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

APP TAX-10

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Mortality and Expense Risk and Administrative Charge payable by you. The tables below show only the highest and lowest currently applicable Accumulation Unit Value under the Contract. Tables showing the classes of Accumulation Unit Values corresponding to all currently applicable Mortality and Expense Risk and Administrative Charge appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Discovery Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.771	$20.719	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.505	$24.771	$20.719	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$11.319	$-
Accumulation unit value at end of period	$22.187	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	9	6	14	14	16	17	18	-
AB International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$7.744	$6.659	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$7.889	$7.744	$6.659	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.769
Accumulation unit value at end of period	$10.368	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698
Number of accumulation units outstanding at end of period (in thousands)	15	14	16	15	25	25	29	45	43	40
AB Sustainable International Thematic Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.260	$8.889	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.566	$11.260	$8.889	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.893	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$11.266
Accumulation unit value at end of period	$17.775	$13.893	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	6	11	11	10	10	17	19
AB Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.973	$13.344	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.094	$15.973	$13.344	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.799	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340	$6.687
Accumulation unit value at end of period	$11.759	$11.799	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	1	-	-	-
Alger Capital Appreciation Institutional Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$34.053	$25.619	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.060	$34.053	$25.619	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$43.085	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$14.637
Accumulation unit value at end of period	$60.143	$43.085	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306
Number of accumulation units outstanding at end of period (in thousands)	20	24	23	27	36	31	31	26	26	20
Alger Mid Cap Growth Institutional Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.984	$16.192	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.385	$20.984	$16.191	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.374	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$11.457
Accumulation unit value at end of period	$41.123	$25.374	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	4	7	10	12	13	16
Alger Small Cap Growth Institutional Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.781	$21.438	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.735	$27.781	$21.438	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$9.936
Accumulation unit value at end of period	$36.470	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	4	4	4	6	5	4
AllianzGI NFJ Dividend Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.973	$15.244	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.473	$18.973	$15.243	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214
Accumulation unit value at end of period	$16.070	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362
Number of accumulation units outstanding at end of period (in thousands)	60	75	86	100	130	123	119	112	108	102
AllianzGI NFJ International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.014	$9.075	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.026	$11.014	$9.075	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$9.601	$-
Accumulation unit value at end of period	$10.786	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AllianzGI NFJ Small-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.628	$16.623	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.649	$20.628	$16.623	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.143	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970	$10.878
Accumulation unit value at end of period	$17.093	$18.143	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	9	12	12	13	19	22	29
American Century Diversified Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.325	$12.338	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.341	$13.325	$12.338	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.957	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936	$10.345
Accumulation unit value at end of period	$12.728	$11.957	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936
Number of accumulation units outstanding at end of period (in thousands)	12	13	10	9	5	3	3	2	2	1
American Century Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.916	$20.157	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.085	$24.916	$20.157	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.444	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802
Accumulation unit value at end of period	$32.306	$32.444	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101
Number of accumulation units outstanding at end of period (in thousands)	20	21	27	28	28	28	33	32	43	44
American Century Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$55.474	$41.123	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$74.687	$55.474	$41.123	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$49.250	$36.913	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$18.384
Accumulation unit value at end of period	$65.582	$49.250	$36.912	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946
Number of accumulation units outstanding at end of period (in thousands)	3	7	7	6	6	6	5	4	4	1
American Century Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.004	$23.376	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.387	$30.004	$23.376	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.924	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403	$11.660
Accumulation unit value at end of period	$26.970	$26.924	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	6	6	5	4	4	3	1
American Century Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.652	$20.061	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.921	$26.652	$20.061	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933	$16.242
Accumulation unit value at end of period	$34.956	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	4	3	3	4	4	5	3
American Funds AMCAP Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.635	$23.575	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.810	$29.635	$23.575	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$10.858
Accumulation unit value at end of period	$33.324	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723
Number of accumulation units outstanding at end of period (in thousands)	39	39	47	47	47	47	50	40	45	39
American Funds American Balanced Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.150	$19.521	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.544	$23.150	$19.521	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-

APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.446	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389	$11.143
Accumulation unit value at end of period	$24.497	$22.446	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389
Number of accumulation units outstanding at end of period (in thousands)	91	93	100	106	124	132	159	177	193	195
American Funds American Mutual Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.486	$21.038	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.568	$25.486	$21.038	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684
Accumulation unit value at end of period	$25.154	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020
Number of accumulation units outstanding at end of period (in thousands)	48	47	47	55	77	80	79	71	64	48
American Funds Capital Income Builder®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.359	$14.005	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.815	$16.359	$14.005	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002
Accumulation unit value at end of period	$17.642	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133
Number of accumulation units outstanding at end of period (in thousands)	193	213	226	258	309	336	365	386	439	461
American Funds Capital World Growth and Income FundSM
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.022	$14.447	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.698	$18.022	$14.447	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427
Accumulation unit value at end of period	$29.736	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131
Number of accumulation units outstanding at end of period (in thousands)	104	112	117	129	152	152	180	171	206	197
American Funds EuroPacific Growth Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.146	$11.982	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.819	$15.146	$11.982	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	5	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730
Accumulation unit value at end of period	$32.099	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084
Number of accumulation units outstanding at end of period (in thousands)	98	109	116	129	160	160	165	167	188	178
American Funds Fundamental Investors FundSM
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.326	$19.945	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.976	$25.326	$19.945	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	7	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984
Accumulation unit value at end of period	$30.340	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607
Number of accumulation units outstanding at end of period (in thousands)	96	101	109	117	154	162	187	206	261	274
American Funds New Perspective Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.434	$18.107	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.108	$23.434	$18.107	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.259
Accumulation unit value at end of period	$34.516	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146
Number of accumulation units outstanding at end of period (in thousands)	73	70	75	85	97	90	92	106	100	100
American Funds SMALLCAP World Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.427	$17.223	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.691	$22.427	$17.223	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.307	$18.873	$21.230	$16.998	$16.320	$16.157	$16.121	$12.659	$10.542	$12.501
Accumulation unit value at end of period	$32.900	$24.307	$18.873	$21.230	$16.998	$16.320	$16.157	$16.121	$12.659	$10.542
Number of accumulation units outstanding at end of period (in thousands)	12	13	13	13	14	13	14	16	16	16
American Funds The Bond Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.750	$12.786	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.159	$13.750	$12.786	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925
Accumulation unit value at end of period	$13.850	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453
Number of accumulation units outstanding at end of period (in thousands)	75	72	72	89	127	131	127	154	173	187
American Funds The Growth Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.097	$21.250	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.173	$27.097	$21.250	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	5	-	-	-	-	-	-	-

APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097
Accumulation unit value at end of period	$42.874	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332
Number of accumulation units outstanding at end of period (in thousands)	237	246	257	281	353	353	388	443	520	495
American Funds The Income Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.437	$17.275	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.357	$20.437	$17.275	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$10.906
Accumulation unit value at end of period	$20.573	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330
Number of accumulation units outstanding at end of period (in thousands)	84	92	101	105	135	135	134	154	164	175
American Funds The Investment Company of America®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.331	$19.637	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.727	$24.331	$19.637	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183
Accumulation unit value at end of period	$26.345	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844
Number of accumulation units outstanding at end of period (in thousands)	72	75	89	108	160	148	166	174	180	156
American Funds The New Economy Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.684	$23.584	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.429	$29.684	$23.584	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$11.680
Accumulation unit value at end of period	$40.329	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849
Number of accumulation units outstanding at end of period (in thousands)	20	24	25	25	32	27	29	29	26	24
American Funds Washington Mutual Investors FundSM
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.121	$20.908	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.002	$26.121	$20.908	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$9.933
Accumulation unit value at end of period	$26.704	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465
Number of accumulation units outstanding at end of period (in thousands)	41	41	44	43	58	50	74	88	97	85
Ave Maria Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$37.810	$27.621	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.688	$37.810	$27.621	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$13.812
Accumulation unit value at end of period	$39.664	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	8	8	7	6	4	3
Ave Maria Rising Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.338	$23.815	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.248	$30.338	$23.815	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$12.648
Accumulation unit value at end of period	$28.621	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	10	8	7	5	3	5	4
Ave Maria Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.592	$10.463	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.347	$12.592	$10.463	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$12.856
Accumulation unit value at end of period	$12.569	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-	-
BlackRock Advantage Large Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$48.077	$36.098	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$64.372	$48.077	$36.098	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$42.681	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$20.600
Accumulation unit value at end of period	$56.523	$42.681	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	5	4	3	2	2	1
BlackRock Advantage Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-12

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.271	$9.311	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.134	$12.271	$9.311	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	8	-	-	-	-	-	-	-
BlackRock Capital Appreciation Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$53.160	$40.379	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$74.361	$53.160	$40.379	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$47.195	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$18.584
Accumulation unit value at end of period	$65.295	$47.195	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677
Number of accumulation units outstanding at end of period (in thousands)	1	3	1	1	2	2	3	2	1	2
BlackRock Equity Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$44.693	$35.176	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.249	$44.693	$35.176	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.678	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$17.482
Accumulation unit value at end of period	$40.610	$39.678	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232
Number of accumulation units outstanding at end of period (in thousands)	22	23	28	26	34	34	31	31	22	12
BlackRock Global Allocation Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.159	$13.806	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.489	$16.159	$13.806	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-13

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.608	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.388
Accumulation unit value at end of period	$22.197	$18.608	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731
Number of accumulation units outstanding at end of period (in thousands)	53	60	64	64	107	110	125	117	128	98
BlackRock International Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.700	$12.742	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.063	$15.700	$12.741	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.088	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837	$11.639
Accumulation unit value at end of period	$15.144	$14.088	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837
Number of accumulation units outstanding at end of period (in thousands)	12	16	16	15	15	11	9	6	12	4
BlackRock LifePath® Dynamic 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.248	$14.497	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.394	$17.248	$14.497	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-
Accumulation unit value at end of period	$17.572	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	11	3	3	2	12	10	8	4	-	-
BlackRock LifePath® Dynamic 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.139	$14.925	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.429	$18.139	$14.925	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-14

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.048	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$10.769
Accumulation unit value at end of period	$20.105	$18.048	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543
Number of accumulation units outstanding at end of period (in thousands)	159	146	147	160	193	207	203	220	203	152
BlackRock LifePath® Dynamic 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.076	$15.486	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.629	$19.076	$15.486	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-
Accumulation unit value at end of period	$19.598	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-
Number of accumulation units outstanding at end of period (in thousands)	25	23	20	8	9	12	6	1	-	-
BlackRock LifePath® Dynamic 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.834	$15.056	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.386	$18.834	$15.056	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.807	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.466
Accumulation unit value at end of period	$21.122	$18.807	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062
Number of accumulation units outstanding at end of period (in thousands)	166	149	154	147	209	194	183	178	176	149
BlackRock LifePath® Dynamic 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.403	$16.212	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.231	$20.403	$16.212	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-15

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-
Accumulation unit value at end of period	$21.049	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	6	3	3	4	2	-	-	-
BlackRock LifePath® Dynamic 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.757	$18.867	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.162	$23.757	$18.867	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.319	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872	$11.475
Accumulation unit value at end of period	$24.107	$21.319	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872
Number of accumulation units outstanding at end of period (in thousands)	60	71	60	48	53	44	29	21	18	6
BlackRock LifePath® Dynamic 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.005	$16.680	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.156	$21.005	$16.680	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-
Accumulation unit value at end of period	$21.887	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-
Number of accumulation units outstanding at end of period (in thousands)	14	9	5	2	2	2	-	-	-	-
BlackRock LifePath® Dynamic Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.254	$14.825	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.393	$17.254	$14.825	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-16

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.860	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$11.710
Accumulation unit value at end of period	$18.743	$16.860	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981
Number of accumulation units outstanding at end of period (in thousands)	157	161	34	33	45	46	49	49	58	67
BlackRock Mid Cap Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.546	$19.797	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.255	$25.546	$19.797	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.993	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$12.155
Accumulation unit value at end of period	$26.372	$24.993	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932
Number of accumulation units outstanding at end of period (in thousands)	14	14	16	16	20	16	15	22	14	20
Blackrock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.957	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	23	36	-	-	-	-	-	-	-
BNY Mellon Bond Market Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.666	$13.583	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.710	$14.666	$13.583	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-17

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099
Accumulation unit value at end of period	$13.666	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776
Number of accumulation units outstanding at end of period (in thousands)	113	98	98	93	88	84	97	88	93	79
BNY Mellon Midcap Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.568	$21.990	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.132	$27.568	$21.990	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706
Accumulation unit value at end of period	$31.786	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272
Number of accumulation units outstanding at end of period (in thousands)	23	25	27	28	25	28	39	37	40	34
BNY Mellon S&P 500 Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.847	$21.311	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.747	$27.847	$21.311	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237
Accumulation unit value at end of period	$28.488	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273
Number of accumulation units outstanding at end of period (in thousands)	72	74	82	93	110	109	123	95	99	85
BNY Mellon Smallcap Stock Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.871	$24.464	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.080	$29.871	$24.464	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-18

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869
Accumulation unit value at end of period	$31.066	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818
Number of accumulation units outstanding at end of period (in thousands)	24	21	22	23	22	23	29	23	20	24
Calamos Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.773	$15.341	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.421	$19.773	$15.341	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-
Accumulation unit value at end of period	$25.752	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.084	$13.928	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.177	$15.084	$13.928	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.378	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$11.711
Accumulation unit value at end of period	$15.251	$14.378	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213
Number of accumulation units outstanding at end of period (in thousands)	19	21	22	22	27	32	33	33	37	44
Calvert Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.044	$23.510	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.762	$32.044	$23.510	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-19

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452
Accumulation unit value at end of period	$39.305	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057
Number of accumulation units outstanding at end of period (in thousands)	55	59	51	55	60	62	65	55	50	66
Calvert Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.501	$13.526	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.759	$15.501	$13.526	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$10.660
Accumulation unit value at end of period	$14.579	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805
Number of accumulation units outstanding at end of period (in thousands)	16	16	11	13	14	17	19	19	35	37
ClearBridge Aggressive Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.373	$21.268	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.455	$26.373	$21.268	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.867	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901	$8.889
Accumulation unit value at end of period	$24.615	$20.867	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	2	2
ClearBridge Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.783	$20.662	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.620	$26.783	$20.662	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-20

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$10.648	$-
Accumulation unit value at end of period	$27.465	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	1	1	2	2	2	1	-
ClearBridge Mid Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$48.341	$36.461	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.046	$48.341	$36.461	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$42.917	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$19.735
Accumulation unit value at end of period	$49.212	$42.917	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	3	2	1	1	1	1
ClearBridge Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$31.911	$25.514	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.697	$31.911	$25.514	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$10.410
Accumulation unit value at end of period	$38.745	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	3	4	3
ClearBridge Value Trust
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.275	$15.207	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.394	$19.275	$15.207	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-21

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546	$9.991
Accumulation unit value at end of period	$23.602	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	5	5	5	5	4
Columbia Acorn® Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$52.898	$41.974	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$68.233	$52.898	$41.974	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$46.961	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$22.188
Accumulation unit value at end of period	$59.913	$46.961	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836
Number of accumulation units outstanding at end of period (in thousands)	9	11	11	11	12	11	11	12	9	5
Columbia Contrarian Core Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$56.877	$42.958	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$69.272	$56.877	$42.958	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$50.495	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$19.459
Accumulation unit value at end of period	$60.827	$50.495	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	10	7	6	5	5	2	-
Columbia Large Cap Growth Opportunity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.659	$12.273	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.370	$16.659	$12.273	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-22

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.087	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.320	$16.087	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	14	15	19	38	-	-	-	-	-
Columbia Large Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.076	$16.986	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.284	$22.076	$16.986	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$8.374
Accumulation unit value at end of period	$18.945	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	1
Columbia Select Mid Cap Value Fund — Class A
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.263	$17.743	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.733	$23.263	$17.743	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.530
Accumulation unit value at end of period	$18.823	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063
Number of accumulation units outstanding at end of period (in thousands)	16	13	12	14	19	17	14	22	27	22
Columbia Select Mid Cap Value Fund — Class ADV
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-23

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.932	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-
Columbia Select Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.813	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.897	$12.813	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Seligman Global Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.317	$29.954	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$67.501	$46.317	$29.954	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665
Accumulation unit value at end of period	$57.641	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	2	2	2	2	2	5
Columbia Small Cap Value Fund I
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$44.677	$36.991	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.102	$44.677	$36.991	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-24

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.662	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577	$22.222
Accumulation unit value at end of period	$42.236	$39.662	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	2	2	1	1	1	1
Davis New York Venture Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.446	$17.172	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.970	$22.446	$17.172	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202
Accumulation unit value at end of period	$32.115	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414
Number of accumulation units outstanding at end of period (in thousands)	29	32	35	44	54	56	70	86	94	93
Davis Opportunity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.641	$23.656	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.382	$29.641	$23.656	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.554	$18.199	$21.307	$17.526	$15.396	$14.861	$14.023	$9.997	$9.024	$9.482
Accumulation unit value at end of period	$25.123	$22.554	$18.199	$21.307	$17.526	$15.396	$14.861	$14.023	$9.997	$9.024
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	4	4
Delaware Diversified Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.734	$11.513	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.058	$12.734	$11.513	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-25

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-
Accumulation unit value at end of period	$12.737	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	-	5	-	4	6	-	-
Delaware Extended Duration Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.466	$13.439	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.824	$16.466	$13.439	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-
Accumulation unit value at end of period	$17.057	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-
DWS Capital Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$52.988	$38.851	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$73.143	$52.988	$38.851	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$47.042	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$16.950
Accumulation unit value at end of period	$64.226	$47.042	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
DWS International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.219	$10.854	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.334	$14.219	$10.854	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-26

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.788	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$10.704
Accumulation unit value at end of period	$19.036	$15.788	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	1	4	4	3	2	2	4
Eaton Vance Atlanta Capital SMID-Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.866	$22.304	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.088	$29.866	$22.304	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-
Accumulation unit value at end of period	$29.981	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	5	6	6	6	4	1	-
Eaton Vance Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$33.420	$27.072	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.110	$33.420	$27.072	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.669	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$15.229
Accumulation unit value at end of period	$33.463	$29.669	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	3	1	1	-	-	-	-
Eaton Vance Income Fund of Boston
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.867	$18.446	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.849	$20.867	$18.446	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-27

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.571	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$13.022
Accumulation unit value at end of period	$20.268	$19.571	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446
Number of accumulation units outstanding at end of period (in thousands)	35	35	42	47	45	42	47	47	59	44
Eaton Vance Large-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.145	$15.545	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.574	$20.145	$15.545	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.011	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.315
Accumulation unit value at end of period	$22.234	$22.011	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731
Number of accumulation units outstanding at end of period (in thousands)	17	22	27	29	51	49	52	67	82	76
Federated Hermes Clover Small Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.937	$15.848	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.635	$18.937	$15.848	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-
Accumulation unit value at end of period	$18.697	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes Equity Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.105	$16.604	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.363	$20.105	$16.604	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-28

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$10.841	$10.215
Accumulation unit value at end of period	$20.965	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$10.841
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	4	3	2	4	3	3
Federated Hermes Fund for U.S. Government Securities
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.480	$12.754	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.962	$13.480	$12.754	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.009	$12.444	$12.598	$12.550	$12.530	$12.609	$12.140	$12.542	$12.377	$12.003
Accumulation unit value at end of period	$13.327	$13.009	$12.444	$12.598	$12.550	$12.530	$12.609	$12.140	$12.542	$12.377
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	2	3	5	6	16	13
Federated Hermes Global Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.366	$14.755	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.516	$17.366	$14.755	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.748	$15.246	$16.892	$14.611	$14.328	$15.181	$14.828	$12.669	$11.463	$11.947
Accumulation unit value at end of period	$19.726	$17.748	$15.246	$16.892	$14.611	$14.328	$15.181	$14.828	$12.669	$11.463
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes High Income Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.336	$18.687	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.559	$21.336	$18.687	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-29

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.364	$18.033	$18.837	$17.903	$15.858	$16.603	$16.460	$15.621	$13.841	$13.391
Accumulation unit value at end of period	$21.296	$20.364	$18.033	$18.837	$17.903	$15.858	$16.603	$16.460	$15.621	$13.841
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	3
Federated Hermes International Leaders Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.215	$14.401	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.000	$18.215	$14.401	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.280	$13.013	$16.649	$13.173	$13.741	$14.228	$15.078	$12.007	$9.346	$11.616
Accumulation unit value at end of period	$18.564	$16.280	$13.013	$16.649	$13.173	$13.741	$14.228	$15.078	$12.007	$9.346
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes Kaufmann Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$28.710	$21.607	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.833	$28.710	$21.607	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629
Accumulation unit value at end of period	$39.333	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902
Number of accumulation units outstanding at end of period (in thousands)	30	36	39	44	54	52	63	73	90	96
Federated Hermes MDT Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.679	$18.534	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.013	$23.679	$18.534	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-30

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.548	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326	$10.846
Accumulation unit value at end of period	$34.162	$25.548	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	1	-
Federated Hermes Total Return Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.422	$14.151	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.786	$15.422	$14.151	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.009	$13.924	$14.300	$13.946	$13.527	$13.792	$13.336	$13.698	$13.084	$12.540
Accumulation unit value at end of period	$16.157	$15.009	$13.924	$14.300	$13.946	$13.527	$13.792	$13.336	$13.698	$13.084
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	7	7	8	12	13	11
Fidelity® Advisor Leveraged Company Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.148	$14.848	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.589	$19.148	$14.848	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002
Accumulation unit value at end of period	$21.761	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925
Number of accumulation units outstanding at end of period (in thousands)	13	15	18	22	32	29	32	36	36	30
Fidelity® Advisor Stock Selector All Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.606	$19.497	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.758	$25.606	$19.497	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-31

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.587	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$8.560	$9.208
Accumulation unit value at end of period	$28.933	$23.587	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$8.560
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	1
Franklin Conservative Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.694	$14.764	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.221	$16.694	$14.764	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307
Accumulation unit value at end of period	$17.918	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068
Number of accumulation units outstanding at end of period (in thousands)	27	30	44	42	79	77	76	62	70	57
Franklin Growth Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.417	$16.774	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.359	$20.417	$16.774	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132
Accumulation unit value at end of period	$23.531	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604
Number of accumulation units outstanding at end of period (in thousands)	61	59	58	58	84	80	94	81	82	74
Franklin Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.328	$24.496	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.169	$32.328	$24.496	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-32

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.635	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.000
Accumulation unit value at end of period	$42.104	$32.635	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925
Number of accumulation units outstanding at end of period (in thousands)	22	24	29	33	33	38	36	30	29	21
Franklin High Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.967	$17.499	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.284	$19.967	$17.499	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677	$13.246
Accumulation unit value at end of period	$20.358	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677
Number of accumulation units outstanding at end of period (in thousands)	14	13	15	18	33	30	28	22	21	37
Franklin Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.500	$16.007	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.132	$18.500	$16.007	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889
Accumulation unit value at end of period	$19.246	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073
Number of accumulation units outstanding at end of period (in thousands)	76	77	91	96	126	128	128	142	148	184
Franklin Moderate Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.709	$15.960	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.992	$18.709	$15.960	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-33

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453
Accumulation unit value at end of period	$20.943	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115
Number of accumulation units outstanding at end of period (in thousands)	81	81	92	96	131	128	134	123	131	145
Franklin Mutual Beacon Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.935	$16.012	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.652	$19.935	$16.012	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.540
Accumulation unit value at end of period	$19.540	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	6	13	13	16	28	34	33
Franklin Mutual Global Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.239	$15.493	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.325	$19.239	$15.493	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.922	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$9.953
Accumulation unit value at end of period	$15.941	$16.922	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535
Number of accumulation units outstanding at end of period (in thousands)	85	96	95	97	137	133	153	171	214	221
Franklin Mutual Shares Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.091	$15.562	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.186	$19.091	$15.562	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-34

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.596
Accumulation unit value at end of period	$23.672	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187
Number of accumulation units outstanding at end of period (in thousands)	18	18	18	24	28	29	35	38	45	45
Franklin Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.546	$19.504	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.829	$24.546	$19.504	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$14.295
Accumulation unit value at end of period	$29.698	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601
Number of accumulation units outstanding at end of period (in thousands)	21	20	22	22	22	21	21	26	31	27
Franklin Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.504	$15.281	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.053	$16.504	$15.281	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126
Accumulation unit value at end of period	$16.629	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307
Number of accumulation units outstanding at end of period (in thousands)	31	33	31	46	56	55	68	55	50	41
Franklin Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.725	$14.435	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.828	$15.725	$14.435	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-35

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.024	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$12.487
Accumulation unit value at end of period	$15.902	$15.024	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014
Number of accumulation units outstanding at end of period (in thousands)	12	13	11	13	16	13	14	13	14	11
Franklin U.S. Government Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.758	$13.070	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.214	$13.758	$13.070	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.378	$12.849	$12.975	$13.040	$13.116	$13.158	$12.773	$13.154	$13.119	$12.437
Accumulation unit value at end of period	$13.671	$13.378	$12.849	$12.975	$13.040	$13.116	$13.158	$12.773	$13.154	$13.119
Number of accumulation units outstanding at end of period (in thousands)	16	17	17	19	25	25	37	38	71	49
Frost Growth Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$35.619	$26.817	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.110	$35.619	$26.817	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.964	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342	$11.544
Accumulation unit value at end of period	$41.813	$31.964	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
George Putnam Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.973	$15.311	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.864	$18.973	$15.311	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-36

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.451	$14.238	$14.885	$13.103	$12.293	$12.588	$11.537	$9.920	$8.940	$8.813
Accumulation unit value at end of period	$19.890	$17.451	$14.238	$14.885	$13.103	$12.293	$12.588	$11.537	$9.920	$8.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Capital Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.379	$22.488	$23.429	$17.998	$17.882	$17.762	$15.821	$12.167	$10.392	$10.680
Accumulation unit value at end of period	$35.627	$29.379	$22.488	$23.429	$17.998	$17.882	$17.762	$15.821	$12.167	$10.392
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	1
Goldman Sachs Core Fixed Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.018	$13.741	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.417	$15.018	$13.741	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.962	$12.915	$13.194	$12.956	$12.784	$12.917	$12.424	$12.801	$12.237	$11.573
Accumulation unit value at end of period	$15.096	$13.962	$12.915	$13.194	$12.956	$12.784	$12.917	$12.424	$12.801	$12.237
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	6	6	5	4	6	5
Goldman Sachs Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.745	$15.829	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.398	$19.745	$15.829	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-37

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.617	$15.899	$17.147	$15.731	$14.065	$14.695	$13.369	$10.219	$8.653	$9.491
Accumulation unit value at end of period	$20.043	$19.617	$15.899	$17.147	$15.731	$14.065	$14.695	$13.369	$10.219	$8.653
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	5	5	7	8	7	8
Goldman Sachs Government Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.529	$12.811	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.366	$13.529	$12.811	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076
Accumulation unit value at end of period	$13.737	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699
Number of accumulation units outstanding at end of period (in thousands)	12	21	14	13	15	12	12	25	37	30
Goldman Sachs Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.578	$22.793	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.029	$30.578	$22.793	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984	$13.703
Accumulation unit value at end of period	$44.873	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	7	11	10	8	5	7	7
Goldman Sachs High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.633	$17.089	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.645	$19.633	$17.089	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-38

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156
Accumulation unit value at end of period	$19.871	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284
Number of accumulation units outstanding at end of period (in thousands)	8	11	20	20	21	21	24	21	20	19
Goldman Sachs Income Builder Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.953	$16.740	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.820	$19.953	$16.740	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.172	$16.263	$17.321	$16.249	$15.051	$15.806	$15.460	$13.435	$12.052	$11.662
Accumulation unit value at end of period	$20.737	$19.172	$16.263	$17.321	$16.249	$15.051	$15.806	$15.460	$13.435	$12.052
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	2	3	2	3	7	6
Goldman Sachs International Equity ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.872	$9.314	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.568	$11.872	$9.314	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.451	$9.876	$11.741	$9.489	$9.864	$9.841	$11.433	$9.064	$7.506	$9.201
Accumulation unit value at end of period	$15.111	$12.451	$9.876	$11.741	$9.489	$9.864	$9.841	$11.433	$9.064	$7.506
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	-	1	1	1	1	1	1
Goldman Sachs Large Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.166	$15.286	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.902	$19.166	$15.286	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-39

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$8.102
Accumulation unit value at end of period	$16.149	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377
Number of accumulation units outstanding at end of period (in thousands)	5	11	9	8	7	7	9	8	7	11
Goldman Sachs Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.597	$15.683	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.285	$20.597	$15.683	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$17.738
Accumulation unit value at end of period	$37.182	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	13	20	18	24	27	29	33
Goldman Sachs Satellite Strategies
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.054	$11.890	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.512	$14.054	$11.890	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$10.328	$-
Accumulation unit value at end of period	$13.016	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.148	$22.159	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.556	$27.148	$22.159	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-40

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613
Accumulation unit value at end of period	$24.678	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517
Number of accumulation units outstanding at end of period (in thousands)	22	23	26	35	44	40	46	49	51	52
Goldman Sachs Strategic Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.354	$22.504	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.791	$30.354	$22.504	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.296	$22.710	$23.381	$18.169	$18.158	$17.831	$15.967	$12.247	$10.378	$10.833
Accumulation unit value at end of period	$42.243	$30.296	$22.710	$23.381	$18.169	$18.158	$17.831	$15.967	$12.247	$10.378
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	1
Goldman Sachs U.S. Equity Insights Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.286	$20.992	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.923	$26.286	$20.992	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.319	$18.829	$20.458	$16.780	$15.346	$15.733	$13.819	$10.290	$9.153	$8.891
Accumulation unit value at end of period	$27.134	$23.319	$18.829	$20.458	$16.780	$15.346	$15.733	$13.819	$10.290	$9.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.450	$17.540	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.849	$21.450	$17.540	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-41

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.900	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068	$11.031
Accumulation unit value at end of period	$22.984	$20.900	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	2	2	2	2
Hartford AARP Balanced Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.643	$10.297	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Disciplined Equity HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.318	$22.951	$23.771	$19.789	$18.994	$18.044	$15.769	$11.787	$10.172	$10.208
Accumulation unit value at end of period	$35.265	$30.318	$22.951	$23.771	$19.789	$18.994	$18.044	$15.769	$11.787	$10.172
Number of accumulation units outstanding at end of period (in thousands)	35	-	-	-	-	-	-	-	-	-
Hartford Dividend and Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.416	$20.620	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.341	$26.416	$20.620	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-42

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.491	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186	$11.208
Accumulation unit value at end of period	$29.172	$27.491	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186
Number of accumulation units outstanding at end of period (in thousands)	41	33	36	44	68	77	74	92	114	112
Hartford Global Impact Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.683	$10.583	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	-	-	-	-	-	-	-	-
Hartford International Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.351	$8.705	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.183	$10.351	$8.705	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	-	-	-	-	-	-	-
Hartford International Opportunities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.299	$11.352	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.145	$14.299	$11.352	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-43

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.650	$14.168	$17.704	$14.341	$14.386	$14.330	$15.138	$12.639	$10.674	$12.595
Accumulation unit value at end of period	$20.932	$17.650	$14.168	$17.704	$14.341	$14.386	$14.330	$15.138	$12.639	$10.674
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	6	10	11	10	9	9	9
Hartford Moderate Allocation Fund — Class R4
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.661	$21.769	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.464	$25.661	$21.769	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.510	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$10.299
Accumulation unit value at end of period	$15.918	$14.510	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043
Number of accumulation units outstanding at end of period (in thousands)	16	15	16	19	21	23	29	23	15	11
Hartford Moderate Allocation Fund — Class R5
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.707	$14.123	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.578	$16.707	$14.123	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.697	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920	$10.143
Accumulation unit value at end of period	$16.164	$14.697	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920
Number of accumulation units outstanding at end of period (in thousands)	13	13	13	12	16	24	30	26	34	100
Hartford Quality Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-44

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.857	$13.978	$15.586	$14.171	$12.226	$12.987	$12.757	$-	$-	$-
Accumulation unit value at end of period	$18.029	$17.857	$13.978	$15.586	$14.171	$12.226	$12.987	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	-	-	-	-
Hartford Small Company HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.834	$19.649	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.539	$26.834	$19.649	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.504	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135	$9.598
Accumulation unit value at end of period	$34.456	$22.504	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	9	10	10	12	16	18	20
Hartford Stock HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.129	$20.758	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.283	$27.129	$20.758	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.359	$20.391	$20.729	$17.557	$16.593	$16.395	$14.951	$11.476	$10.184	$10.453
Accumulation unit value at end of period	$29.101	$26.359	$20.391	$20.729	$17.557	$16.593	$16.395	$14.951	$11.476	$10.184
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	1	-	-	-	1	1	1
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.586	$14.149	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.917	$15.586	$14.149	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-45

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.759	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355	$11.723
Accumulation unit value at end of period	$15.845	$14.759	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355
Number of accumulation units outstanding at end of period (in thousands)	16	17	18	22	33	40	47	52	55	54
Invesco American Franchise Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.949	$19.770	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.258	$26.949	$19.770	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$10.350
Accumulation unit value at end of period	$34.382	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	9	9	7	6	5	4
Invesco American Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$47.647	$38.292	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.173	$47.647	$38.292	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$42.300	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$21.891
Accumulation unit value at end of period	$42.299	$42.300	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	3	3	3	2	1	1
Invesco Comstock Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.726	$19.756	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.495	$24.726	$19.756	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-

APP I-46

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863
Accumulation unit value at end of period	$25.656	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485
Number of accumulation units outstanding at end of period (in thousands)	9	12	16	17	27	30	31	29	41	40
Invesco Developing Markets Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.168	$14.675	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.266	$18.168	$14.675	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411	$57.380
Accumulation unit value at end of period	$81.729	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411
Number of accumulation units outstanding at end of period (in thousands)	8	8	8	10	13	15	14	11	12	8
Invesco Discovery Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Dividend Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.889	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-47

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.198	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Emerging Markets All Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.483	$12.701	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.280	$16.483	$12.701	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.791	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900	$12.449
Accumulation unit value at end of period	$17.111	$14.791	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900
Number of accumulation units outstanding at end of period (in thousands)	13	14	15	14	19	18	14	11	12	8
Invesco Equity and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.877	$18.247	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.023	$21.877	$18.247	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Accumulation unit value at end of period	$29.272	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352
Number of accumulation units outstanding at end of period (in thousands)	34	38	40	44	58	64	86	93	109	99
Invesco Global Core Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.874	$12.766	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.852	$15.874	$12.766	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-

APP I-48

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.423	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441	$10.384
Accumulation unit value at end of period	$16.042	$14.423	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	3	3	2	2	1	1
Invesco Global Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.691	$17.273	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.915	$22.691	$17.273	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.313
Accumulation unit value at end of period	$42.256	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710
Number of accumulation units outstanding at end of period (in thousands)	11	13	13	15	20	20	29	33	31	31
Invesco Global Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.445	$13.984	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.966	$15.445	$13.984	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.134
Accumulation unit value at end of period	$16.344	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084
Number of accumulation units outstanding at end of period (in thousands)	7	12	12	10	17	15	13	13	18	11
Invesco Gold & Special Minerals Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$8.287	$5.670	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.262	$8.287	$5.670	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-49

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040
Accumulation unit value at end of period	$17.706	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311
Number of accumulation units outstanding at end of period (in thousands)	30	29	41	36	52	53	39	33	29	30
Invesco Growth and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.328	$18.653	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.840	$23.328	$18.653	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.467
Accumulation unit value at end of period	$22.461	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121
Number of accumulation units outstanding at end of period (in thousands)	17	16	17	26	40	39	35	36	46	42
Invesco International Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.979	$12.792	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.109	$13.979	$12.792	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186
Accumulation unit value at end of period	$16.796	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972
Number of accumulation units outstanding at end of period (in thousands)	39	40	45	51	64	68	75	83	113	120
Invesco International Diversified Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.558	$15.719	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.544	$19.558	$15.719	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-50

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-
Accumulation unit value at end of period	$21.332	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	2	2	3	-	-
Invesco International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.237	$11.926	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.248	$15.237	$11.926	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.414	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$12.659
Accumulation unit value at end of period	$20.616	$18.414	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621
Number of accumulation units outstanding at end of period (in thousands)	9	9	9	13	14	13	13	15	13	12
Invesco Main Street All Cap Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.148	$17.450	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.686	$23.148	$17.450	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.596	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$10.814
Accumulation unit value at end of period	$26.731	$22.596	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366
Number of accumulation units outstanding at end of period (in thousands)	3	3	8	14	16	17	16	15	16	25
Invesco Main Street Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.318	$19.976	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.053	$26.317	$19.976	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-51

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.708	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291	$8.414
Accumulation unit value at end of period	$23.388	$20.708	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	7	6	5	9	10	12	10
Invesco Main Street Mid Cap Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.988	$19.695	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.319	$25.988	$19.695	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$10.554
Accumulation unit value at end of period	$24.216	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147
Number of accumulation units outstanding at end of period (in thousands)	16	14	13	15	19	19	20	19	26	28
Invesco Oppenheimer International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.280	$12.678	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.818	$16.280	$12.678	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.961	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$12.987
Accumulation unit value at end of period	$24.032	$19.961	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	14	18	13	10	11	14	11
Invesco Quality Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.178	$13.398	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.940	$14.178	$13.398	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-52

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.262	$12.671	$12.851	$12.761	$12.606	$12.588	$11.992	$12.328	$11.940	$11.507
Accumulation unit value at end of period	$13.822	$13.262	$12.671	$12.851	$12.761	$12.606	$12.588	$11.992	$12.328	$11.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Real Estate Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.177	$16.598	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.868	$21.177	$16.598	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150
Accumulation unit value at end of period	$41.928	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	16	22	23	25	24	25	30
Invesco Small Cap Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.025	$17.489	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.994	$22.025	$17.489	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.450	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$11.866
Accumulation unit value at end of period	$26.966	$21.450	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	7	8	7	6	6	7	10
Invesco Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$57.578	$46.399	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$90.261	$57.578	$46.399	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-53

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$51.116	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$21.060
Accumulation unit value at end of period	$79.256	$51.116	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534
Number of accumulation units outstanding at end of period (in thousands)	11	7	5	5	5	4	2	3	2	2
Invesco Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$50.216	$38.084	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$55.561	$50.216	$38.084	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$44.580	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$22.809
Accumulation unit value at end of period	$48.786	$44.580	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	11	10	8	8	5	3
Ivy Asset Strategy Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.631	$16.975	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.374	$20.631	$16.975	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.315	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$13.341
Accumulation unit value at end of period	$20.524	$18.315	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164
Number of accumulation units outstanding at end of period (in thousands)	17	16	15	14	19	23	24	24	30	20
Ivy Large Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$31.429	$23.065	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.011	$31.429	$23.065	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-54

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.919	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$11.766
Accumulation unit value at end of period	$45.068	$34.919	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858
Number of accumulation units outstanding at end of period (in thousands)	2	4	3	3	3	2	3	3	3	3
Ivy Natural Resources Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$4.730	$4.321	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$4.153	$4.730	$4.321	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$7.134	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$12.878
Accumulation unit value at end of period	$6.194	$7.134	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997
Number of accumulation units outstanding at end of period (in thousands)	36	41	45	48	65	59	60	59	56	60
Ivy Science & Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$41.380	$27.588	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.217	$41.380	$27.588	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432
Accumulation unit value at end of period	$53.667	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772
Number of accumulation units outstanding at end of period (in thousands)	12	10	9	8	13	12	11	11	12	11
Janus Henderson Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.202	$22.313	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.941	$27.202	$22.313	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-55

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.238	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$12.239
Accumulation unit value at end of period	$27.268	$24.238	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216
Number of accumulation units outstanding at end of period (in thousands)	11	12	11	14	19	24	16	12	13	7
Janus Henderson Enterprise Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$50.938	$37.867	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$60.956	$50.938	$37.867	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768
Accumulation unit value at end of period	$53.722	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244
Number of accumulation units outstanding at end of period (in thousands)	11	10	11	10	16	14	9	9	11	9
Janus Henderson Forty Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.146	$19.946	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.567	$27.146	$19.946	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842
Accumulation unit value at end of period	$64.312	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499
Number of accumulation units outstanding at end of period (in thousands)	19	18	18	22	27	23	28	26	35	29
Janus Henderson Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.418	$22.690	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.864	$29.418	$22.690	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-56

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.213	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$13.855
Accumulation unit value at end of period	$25.438	$26.213	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309
Number of accumulation units outstanding at end of period (in thousands)	9	8	9	8	12	11	10	8	6	4
Janus Henderson Overseas Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.768	$10.091	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.821	$12.768	$10.091	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845
Accumulation unit value at end of period	$13.061	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834
Number of accumulation units outstanding at end of period (in thousands)	23	25	26	30	36	36	43	51	57	50
JPMorgan Core Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.237	$14.121	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.408	$15.237	$14.121	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.526	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$11.397
Accumulation unit value at end of period	$14.407	$13.526	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063
Number of accumulation units outstanding at end of period (in thousands)	11	11	15	13	8	9	8	8	6	5
JPMorgan Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$73.809	$53.917	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$117.330	$73.809	$53.917	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-57

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$65.526	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$23.633
Accumulation unit value at end of period	$103.020	$65.526	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	7	9	8	7	8	10	10
JPMorgan Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.739	$39.395	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.370	$46.739	$39.395	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.494	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$22.679
Accumulation unit value at end of period	$43.350	$41.494	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	3	2	2	1	1	1	-
JPMorgan SmartRetirement® 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.221	$14.933	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.924	$17.221	$14.933	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$10.434	$-
Accumulation unit value at end of period	$16.974	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$-
Number of accumulation units outstanding at end of period (in thousands)	33	72	80	77	140	111	106	8	4	-
JPMorgan SmartRetirement® 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.234	$15.454	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.296	$18.234	$15.454	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-58

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$10.349	$-
Accumulation unit value at end of period	$18.205	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$-
Number of accumulation units outstanding at end of period (in thousands)	147	167	147	160	151	144	142	60	48	-
JPMorgan SmartRetirement® 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.060	$15.856	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.360	$19.060	$15.856	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$10.243	$-
Accumulation unit value at end of period	$19.159	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$-
Number of accumulation units outstanding at end of period (in thousands)	56	76	69	75	123	138	110	38	9	-
JPMorgan SmartRetirement® 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.690	$16.137	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.405	$19.690	$16.137	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$10.217	$-
Accumulation unit value at end of period	$20.096	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$-
Number of accumulation units outstanding at end of period (in thousands)	49	78	67	65	69	51	45	9	8	-
JPMorgan SmartRetirement® 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.205	$16.353	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.143	$20.205	$16.353	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-59

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$10.210	$-
Accumulation unit value at end of period	$20.758	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$-
Number of accumulation units outstanding at end of period (in thousands)	41	62	86	99	95	63	37	7	1	-
JPMorgan SmartRetirement® 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.324	$16.351	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.375	$20.324	$16.351	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$10.212	$-
Accumulation unit value at end of period	$20.966	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$-
Number of accumulation units outstanding at end of period (in thousands)	40	59	53	37	69	72	54	5	1	-
JPMorgan SmartRetirement® 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.301	$16.329	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.336	$20.301	$16.329	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$10.212	$-
Accumulation unit value at end of period	$20.931	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$-
Number of accumulation units outstanding at end of period (in thousands)	37	47	58	64	88	44	30	4	-	-
JPMorgan SmartRetirement® 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.844	$15.955	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.810	$19.844	$15.955	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-60

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-
Accumulation unit value at end of period	$20.724	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-
Number of accumulation units outstanding at end of period (in thousands)	16	24	32	24	16	11	3	1	-	-
JPMorgan SmartRetirement® 2060 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.899	$10.368	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.807	$12.899	$10.368	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.217	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.320	$13.463	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.783	$15.320	$13.463	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$10.456	$-
Accumulation unit value at end of period	$15.053	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	37	37	40	50	2	14	17	17	11	-
JPMorgan U.S. Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$33.292	$25.336	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.911	$33.292	$25.336	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-61

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.875	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075	$11.421
Accumulation unit value at end of period	$37.198	$29.875	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075
Number of accumulation units outstanding at end of period (in thousands)	5	11	9	14	13	9	6	7	4	3
LKCM Aquinas Catholic Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$28.235	$21.559	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.038	$28.235	$21.559	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$12.883
Accumulation unit value at end of period	$31.098	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	5	4	4	3	3
Loomis Sayles Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.287	$21.003	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.632	$23.287	$21.003	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.674	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$15.525
Accumulation unit value at end of period	$20.750	$20.674	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823
Number of accumulation units outstanding at end of period (in thousands)	14	19	18	17	21	22	16	14	15	10
Lord Abbett Affiliated Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.435	$17.141	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.131	$21.435	$17.141	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-

APP I-62

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.812	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$9.732
Accumulation unit value at end of period	$20.293	$20.812	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	7	10	10	16	16	20	25
Lord Abbett Bond-Debenture Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.815	$18.384	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.369	$20.815	$18.384	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.403	$18.219	$19.177	$17.780	$16.020	$16.507	$15.993	$15.023	$13.430	$13.092
Accumulation unit value at end of period	$21.687	$20.403	$18.219	$19.177	$17.780	$16.020	$16.507	$15.993	$15.023	$13.430
Number of accumulation units outstanding at end of period (in thousands)	15	16	18	21	35	34	43	38	51	56
Lord Abbett Developing Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$34.750	$26.384	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$59.880	$34.750	$26.384	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.025	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$11.549
Accumulation unit value at end of period	$49.469	$29.025	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	27	27	27	28	19	19	8
Lord Abbett Dividend Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.556	$21.803	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.780	$27.556	$21.803	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-63

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.895	$17.515	$18.617	$15.829	$13.921	$14.440	$13.106	$-	$-	$-
Accumulation unit value at end of period	$24.974	$21.895	$17.515	$18.617	$15.829	$13.921	$14.440	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	6	8	-	-	-
Lord Abbett Fundamental Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.921	$19.515	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.515	$23.921	$19.515	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.312	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$14.322
Accumulation unit value at end of period	$28.698	$28.312	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589
Number of accumulation units outstanding at end of period (in thousands)	20	22	23	23	25	25	24	30	43	42
Lord Abbett Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.221	$21.400	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.868	$29.221	$21.400	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.861	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232	$11.517
Accumulation unit value at end of period	$35.773	$25.861	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	3	2	3	2	5
Lord Abbett International Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.146	$9.193	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.007	$11.146	$9.193	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-64

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.935	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$10.953
Accumulation unit value at end of period	$14.930	$12.935	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	2	1	1	2	4
Lord Abbett Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.532	$15.284	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.726	$16.532	$15.284	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.448	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142	$12.416
Accumulation unit value at end of period	$16.382	$15.448	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142
Number of accumulation units outstanding at end of period (in thousands)	23	21	23	37	31	27	13	22	29	23
Lord Abbett Value Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.354	$20.667	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.160	$25.354	$20.667	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.751	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443	$12.092
Accumulation unit value at end of period	$25.881	$22.751	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443
Number of accumulation units outstanding at end of period (in thousands)	29	30	35	37	40	38	43	53	8	3
Massachusetts Investors Trust
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$51.296	$38.962	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$58.439	$51.296	$38.962	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-65

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$45.540	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$17.698
Accumulation unit value at end of period	$51.313	$45.540	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	9	13	11	10	8	5	4
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.227	$11.411	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.497	$13.227	$11.411	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.423	$10.835	$11.455	$10.228	$9.775	$10.146	$10.015	$-	$-	$-
Accumulation unit value at end of period	$13.466	$12.423	$10.835	$11.455	$10.228	$9.775	$10.146	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	11	14	12	13	12	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.781	$11.604	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.267	$13.781	$11.604	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.943	$11.019	$11.749	$10.289	$9.762	$10.153	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.181	$12.943	$11.019	$11.749	$10.289	$9.762	$10.153	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	26	24	23	21	19	15	12	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.092	$11.668	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.677	$14.092	$11.668	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-66

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.235	$11.079	$11.915	$10.289	$9.745	$10.146	$10.022	$-	$-	$-
Accumulation unit value at end of period	$14.562	$13.235	$11.079	$11.915	$10.289	$9.745	$10.146	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	45	40	29	24	22	18	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.283	$11.682	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.978	$14.283	$11.682	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.414	$11.093	$12.047	$10.304	$9.751	$10.164	$10.014	$-	$-	$-
Accumulation unit value at end of period	$14.842	$13.414	$11.093	$12.047	$10.304	$9.751	$10.164	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	36	35	35	20	26	17	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.397	$11.641	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.137	$14.397	$11.641	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.521	$11.054	$12.096	$10.309	$9.763	$10.168	$10.022	$-	$-	$-
Accumulation unit value at end of period	$14.989	$13.521	$11.054	$12.096	$10.309	$9.763	$10.168	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	30	26	22	29	25	24	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.529	$11.657	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.318	$14.529	$11.657	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-67

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.645	$11.068	$12.155	$10.331	$9.790	$10.187	$10.022	$-	$-	$-
Accumulation unit value at end of period	$15.158	$13.645	$11.068	$12.155	$10.331	$9.790	$10.187	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	22	20	14	13	9	4	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.708	$11.813	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.519	$14.708	$11.813	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.813	$11.217	$12.274	$10.328	$9.773	$10.196	$10.019	$-	$-	$-
Accumulation unit value at end of period	$15.344	$13.813	$11.217	$12.274	$10.328	$9.773	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	24	23	17	14	13	11	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.756	$11.843	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.577	$14.756	$11.843	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.859	$11.245	$12.296	$10.344	$9.786	$10.196	$10.027	$-	$-	$-
Accumulation unit value at end of period	$15.398	$13.859	$11.245	$12.296	$10.344	$9.786	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	9	6	5	4	3	3	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.200	$10.582	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.828	$13.200	$10.582	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-68

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.789	$10.366	$11.353	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.209	$12.789	$10.366	$11.353	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.367	$10.810	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.521	$12.367	$10.810	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.614	$10.265	$10.864	$10.089	$9.746	$10.092	$10.008	$-	$-	$-
Accumulation unit value at end of period	$12.559	$11.614	$10.265	$10.864	$10.089	$9.746	$10.092	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	-	-	-	-	1	-	-	-
MFS® Emerging Markets Debt Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.075	$15.025	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.377	$17.075	$15.025	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.322	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415	$10.912
Accumulation unit value at end of period	$16.311	$15.322	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415
Number of accumulation units outstanding at end of period (in thousands)	8	7	8	10	11	11	9	9	7	5
MFS® Government Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.795	$13.022	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.649	$13.795	$13.022	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-69

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182
Accumulation unit value at end of period	$12.743	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838
Number of accumulation units outstanding at end of period (in thousands)	18	21	26	40	47	41	44	60	70	64
MFS® Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.707	$23.850	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.878	$32.707	$23.850	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.786	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$10.000
Accumulation unit value at end of period	$38.622	$29.786	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	8	7	6	6	5	5	-
MFS® International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.372	$16.874	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.637	$21.372	$16.874	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.178	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577	$12.008
Accumulation unit value at end of period	$21.866	$19.178	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	10	7	6	4	3	1
MFS® International Intrinsic Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$41.650	$33.221	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.968	$41.650	$33.221	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-70

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$17.657
Accumulation unit value at end of period	$43.875	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	7	11	8	6	5	3	2
MFS® New Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.321	$17.307	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.126	$24.321	$17.307	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$9.690	$-
Accumulation unit value at end of period	$31.506	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	4	7	7	5	4	1	-
MFS® Research Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.496	$15.047	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.886	$16.496	$15.047	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.593	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$12.642
Accumulation unit value at end of period	$16.721	$15.593	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281
Number of accumulation units outstanding at end of period (in thousands)	11	8	7	9	8	4	3	3	2	1
MFS® Research International Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.140	$10.312	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.814	$13.140	$10.312	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-71

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291
Accumulation unit value at end of period	$12.886	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301
Number of accumulation units outstanding at end of period (in thousands)	56	53	65	80	90	81	78	66	60	49
MFS® Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.494	$17.070	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.447	$20.494	$17.070	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.767	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.004
Accumulation unit value at end of period	$21.414	$19.767	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065
Number of accumulation units outstanding at end of period (in thousands)	34	36	42	45	36	33	33	34	33	28
MFS® Utilities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.311	$17.092	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.560	$21.311	$17.092	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141
Accumulation unit value at end of period	$27.556	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833
Number of accumulation units outstanding at end of period (in thousands)	5	14	12	14	34	31	35	34	33	31
MFS® Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.988	$19.289	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.861	$24.988	$19.289	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-72

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662
Accumulation unit value at end of period	$21.238	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537
Number of accumulation units outstanding at end of period (in thousands)	32	40	39	42	54	59	58	48	58	52
MSIF Global Opportunity Portfolio
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.913	$14.182	$15.273	$10.377	$10.442	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.957	$18.913	$14.182	$15.273	$10.377	$10.442	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	4	3	-	-	-	-
Neuberger Berman Sustainable Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.664	$23.651	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.290	$29.664	$23.651	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955
Accumulation unit value at end of period	$31.322	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	13	12	12	11	9	8	4
North Square Oak Ridge Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-73

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.530	$11.193	$12.137	$10.330	$10.240	$10.874	$10.115	$-	$-	$-
Accumulation unit value at end of period	$17.359	$13.530	$11.193	$12.137	$10.330	$10.240	$10.874	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	14	13	15	15	12	-	-	-
Nuveen Mid Cap Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$31.789	$23.865	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.328	$31.789	$23.865	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.526	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284	$12.817
Accumulation unit value at end of period	$41.119	$28.526	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	1	1	1	1	3	1
Nuveen NWQ International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.333	$9.606	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.730	$11.333	$9.606	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.157	$-
Accumulation unit value at end of period	$10.521	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	-
Nuveen Small Cap Select Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.988	$21.789	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.071	$27.988	$21.789	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-74

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.115	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955	$12.357
Accumulation unit value at end of period	$29.353	$25.115	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955
Number of accumulation units outstanding at end of period (in thousands)	-	1	2	-	1	-	-	-	2	1
PGIM Jennison 20/20 Focus Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.841	$36.490	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$60.958	$46.841	$36.490	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.585	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$18.804
Accumulation unit value at end of period	$53.526	$41.585	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	5	6	5	5	5	6	7
PGIM Jennison Mid-Cap Growth Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$48.942	$35.736	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$69.473	$48.942	$35.736	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$43.450	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$19.010
Accumulation unit value at end of period	$61.002	$43.450	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	5	5	5	5	4	3
PGIM Jennison Natural Resources Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$6.751	$5.803	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$7.494	$6.751	$5.803	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-75

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-
Accumulation unit value at end of period	$6.789	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	9	9	7	2	1	-	-	-
PIMCO Real Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.028	$12.997	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.638	$14.028	$12.997	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389
Accumulation unit value at end of period	$16.481	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694
Number of accumulation units outstanding at end of period (in thousands)	66	73	74	98	111	117	140	131	143	127
PIMCO Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.279	$15.109	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.640	$16.279	$15.109	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667
Accumulation unit value at end of period	$17.527	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004
Number of accumulation units outstanding at end of period (in thousands)	184	183	204	221	284	263	284	311	380	316
PIMCO Total Return ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.584	$11.596	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.659	$12.584	$11.596	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-76

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-
Accumulation unit value at end of period	$12.376	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	1	1	-	-	-
Pioneer Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.293	$19.336	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.291	$25.293	$19.336	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.490	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$10.800
Accumulation unit value at end of period	$31.190	$25.490	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177
Number of accumulation units outstanding at end of period (in thousands)	14	15	22	31	28	26	26	25	34	30
Pioneer Disciplined Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.524	$18.960	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.867	$24.524	$18.960	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.006	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445	$11.088
Accumulation unit value at end of period	$22.958	$22.006	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	3	3	3	5	4
Pioneer Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.685	$8.679	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.567	$10.685	$8.679	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-77

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.132	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	22	25	25	-	-	-	-	-	-
Pioneer Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.227	$15.822	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.563	$20.227	$15.822	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827
Accumulation unit value at end of period	$19.524	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	15	17	17	20	31	31	31
Pioneer Select Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$35.433	$26.736	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.159	$35.433	$26.736	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.609	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284	$12.762
Accumulation unit value at end of period	$43.374	$31.609	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	2	2	4	5	5
Pioneer Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.260	$16.595	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.581	$18.260	$16.595	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-78

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554
Accumulation unit value at end of period	$18.878	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803
Number of accumulation units outstanding at end of period (in thousands)	31	30	29	32	40	35	30	31	36	32
Putnam Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$28.252	$21.776	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.855	$28.252	$21.776	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.126
Accumulation unit value at end of period	$28.971	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	6	6	8	6	7	5
Putnam Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.749	$13.916	$13.781	$10.655	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.628	$18.749	$13.916	$13.781	$10.655	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.470	$17.982	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.565	$20.470	$17.982	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-79

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$13.474
Accumulation unit value at end of period	$20.738	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726
Number of accumulation units outstanding at end of period (in thousands)	9	13	14	14	14	13	13	9	10	6
Putnam International Capital Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.065	$11.192	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.579	$14.065	$11.192	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.771
Accumulation unit value at end of period	$12.428	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	5	6	7	7	7	5	4
Putnam International Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.949	$9.536	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.332	$11.949	$9.536	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.974	$10.468	$13.146	$10.524	$10.953	$11.077	$12.038	$9.527	$7.925	$9.501
Accumulation unit value at end of period	$14.318	$12.974	$10.468	$13.146	$10.524	$10.953	$11.077	$12.038	$9.527	$7.925
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	1	1
Putnam Multi-Cap Core Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-80

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.472	$8.790	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.302	$11.472	$8.790	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Research Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.409	$22.932	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.431	$30.409	$22.932	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.844	$20.467	$21.763	$17.887	$16.430	$16.918	$14.949	$11.392	$9.809	$10.083
Accumulation unit value at end of period	$31.808	$26.844	$20.467	$21.763	$17.887	$16.430	$16.918	$14.949	$11.392	$9.809
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Sustainable Leaders Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.575	$24.015	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.796	$32.575	$24.015	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.508	$22.740	$23.236	$18.231	$17.148	$17.435	$15.576	$11.573	$10.041	$10.703
Accumulation unit value at end of period	$38.716	$30.508	$22.740	$23.236	$18.231	$17.148	$17.435	$15.576	$11.573	$10.041
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Royce Small-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-81

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.665	$9.136	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.851	$10.665	$9.136	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	9	-	-	-	-	-	-	-
Royce Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.680	$8.787	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.917	$10.680	$8.786	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	24	22	-	-	-	-	-	-	-
T. Rowe Price Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.656	$17.227	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.781	$21.656	$17.227	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.409
Accumulation unit value at end of period	$17.152	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201
Number of accumulation units outstanding at end of period (in thousands)	16	18	16	15	27	32	29	28	34	31
T. Rowe Price Growth Stock Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$33.289	$25.621	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.273	$33.289	$25.621	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	-	-	-	-	-	-	-

APP I-82

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403
Accumulation unit value at end of period	$37.472	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151
Number of accumulation units outstanding at end of period (in thousands)	67	68	72	79	112	103	94	88	95	84
T. Rowe Price Retirement 2010 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.699	$15.338	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.678	$17.699	$15.338	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.567	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200	$10.327
Accumulation unit value at end of period	$17.119	$15.567	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200
Number of accumulation units outstanding at end of period (in thousands)	14	8	7	8	23	23	32	29	61	63
T. Rowe Price Retirement 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.581	$16.515	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.028	$19.581	$16.515	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.222	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825	$10.122
Accumulation unit value at end of period	$19.163	$17.222	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825
Number of accumulation units outstanding at end of period (in thousands)	68	77	84	79	92	80	133	169	214	224
T. Rowe Price Retirement 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.115	$17.348	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.311	$21.115	$17.348	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	-	-	-	-	-	-	-

APP I-83

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.571	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487	$9.925
Accumulation unit value at end of period	$21.149	$18.571	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487
Number of accumulation units outstanding at end of period (in thousands)	144	143	135	123	141	113	121	115	133	131
T. Rowe Price Retirement 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.146	$17.881	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.991	$22.146	$17.881	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.479	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374	$9.886
Accumulation unit value at end of period	$22.610	$19.479	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374
Number of accumulation units outstanding at end of period (in thousands)	79	78	74	77	82	80	104	98	101	104
T. Rowe Price Retirement 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.267	$17.887	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.245	$22.267	$17.887	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.585	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368	$9.872
Accumulation unit value at end of period	$22.831	$19.585	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368
Number of accumulation units outstanding at end of period (in thousands)	35	28	24	26	22	15	14	17	18	16
T. Rowe Price Retirement Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.890	$14.741	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.700	$16.890	$14.741	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-84

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.855	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513	$10.555
Accumulation unit value at end of period	$16.267	$14.855	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	26	14	13	14	13	17
Templeton Foreign Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.401	$11.043	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.322	$12.401	$11.043	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346
Accumulation unit value at end of period	$20.756	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953
Number of accumulation units outstanding at end of period (in thousands)	13	14	16	16	22	24	26	31	28	29
Templeton Global Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.520	$16.441	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.768	$16.520	$16.441	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$15.962
Accumulation unit value at end of period	$16.768	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389
Number of accumulation units outstanding at end of period (in thousands)	39	44	54	64	84	83	98	99	101	73
Templeton Growth Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.519	$12.663	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.330	$14.519	$12.663	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-85

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756	$11.634
Accumulation unit value at end of period	$18.598	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	9	11	12	14	15	22	23
The Hartford Balanced Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.937	$16.786	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.382	$19.937	$16.786	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$11.141	$-
Accumulation unit value at end of period	$19.179	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	6	5	3	1	1	-	-	-
The Hartford Capital Appreciation Fund — Class R4
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$49.365	$37.914	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$59.508	$49.365	$37.914	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.140	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$9.620
Accumulation unit value at end of period	$25.205	$21.140	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052
Number of accumulation units outstanding at end of period (in thousands)	16	16	16	19	31	40	45	42	43	32
The Hartford Capital Appreciation Fund — Class R5
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.651	$17.341	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.383	$22.651	$17.341	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-86

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.057	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831	$9.327
Accumulation unit value at end of period	$25.178	$21.057	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831
Number of accumulation units outstanding at end of period (in thousands)	63	76	81	89	118	125	133	141	179	230
The Hartford Checks and Balances Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.220	$18.995	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.177	$23.220	$18.995	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.837	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603	$11.036
Accumulation unit value at end of period	$23.233	$20.837	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603
Number of accumulation units outstanding at end of period (in thousands)	4	6	6	6	9	9	8	6	7	10
The Hartford Conservative Allocation Fund — Class R4
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.299	$17.884	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.030	$20.299	$17.884	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.996	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$10.683
Accumulation unit value at end of period	$13.950	$12.996	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	6	5	4	3	3	4	4
The Hartford Conservative Allocation Fund — Class R5
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.038	$13.196	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.353	$15.038	$13.196	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-87

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.257	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684	$10.602
Accumulation unit value at end of period	$14.258	$13.257	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684
Number of accumulation units outstanding at end of period (in thousands)	6	5	6	6	10	12	11	9	8	18
The Hartford Dividend and Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$48.628	$38.133	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.264	$48.628	$38.133	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.128	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$9.657
Accumulation unit value at end of period	$24.585	$23.128	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622
Number of accumulation units outstanding at end of period (in thousands)	10	18	19	19	20	23	20	15	23	9
The Hartford Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.317	$24.127	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.568	$30.317	$24.127	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.206	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129	$11.471
Accumulation unit value at end of period	$28.018	$27.206	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	6	5	5	4	3	9	6
The Hartford Growth Allocation Fund — Class R4
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.522	$26.711	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.698	$32.522	$26.711	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-88

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.399	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$10.003
Accumulation unit value at end of period	$18.302	$16.399	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	13	34	30	34	28	34	25
The Hartford Growth Allocation Fund — Class R5
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.714	$15.317	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.177	$18.714	$15.317	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.477	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269	$9.776
Accumulation unit value at end of period	$18.441	$16.477	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269
Number of accumulation units outstanding at end of period (in thousands)	24	23	25	25	26	31	52	48	60	60
The Hartford Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$60.222	$46.412	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$97.023	$60.222	$46.412	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.704	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$9.947
Accumulation unit value at end of period	$45.740	$28.704	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904
Number of accumulation units outstanding at end of period (in thousands)	4	11	9	7	8	3	3	4	2	2
The Hartford High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.427	$13.472	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.509	$15.427	$13.472	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-89

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-
Accumulation unit value at end of period	$18.426	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Inflation Plus Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.854	$13.011	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.102	$13.854	$13.011	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.299	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$11.453
Accumulation unit value at end of period	$13.260	$12.299	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785
Number of accumulation units outstanding at end of period (in thousands)	7	11	14	12	12	13	11	12	10	8
The Hartford International Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.325	$14.609	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.011	$18.325	$14.609	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.970	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738	$10.254
Accumulation unit value at end of period	$16.597	$13.970	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738
Number of accumulation units outstanding at end of period (in thousands)	9	14	17	17	18	10	5	2	1	1
The Hartford Midcap Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$34.382	$26.040	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.769	$34.382	$26.040	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-90

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.853	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907	$12.026
Accumulation unit value at end of period	$37.959	$30.853	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907
Number of accumulation units outstanding at end of period (in thousands)	7	12	14	14	19	18	17	13	12	9
The Hartford MidCap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.337	$16.390	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.350	$21.337	$16.390	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$9.998	$-
Accumulation unit value at end of period	$19.149	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	5	4	2	1	2	-	-
The Hartford Small Company Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$51.653	$37.877	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$79.361	$51.653	$37.877	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.934	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004	$9.559
Accumulation unit value at end of period	$33.331	$21.934	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004
Number of accumulation units outstanding at end of period (in thousands)	5	6	7	10	11	12	11	9	8	8
The Hartford Total Return Bond Fund — Class R4
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.331	$14.885	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.757	$16.331	$14.885	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-91

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.695	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$11.149
Accumulation unit value at end of period	$14.729	$13.695	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	4	4	4	4	7	3
The Hartford Total Return Bond Fund — Class R5
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.448	$13.956	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.787	$15.448	$13.956	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.235	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814	$11.212
Accumulation unit value at end of period	$15.300	$14.235	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	1	-	-	1
Thornburg International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.493	$20.620	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.370	$26.493	$20.620	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.519	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$18.218
Accumulation unit value at end of period	$28.423	$23.519	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605
Number of accumulation units outstanding at end of period (in thousands)	7	12	12	12	17	20	19	19	22	19
Thornburg Small/Mid Cap Core Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$48.032	$37.297	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$53.622	$48.032	$37.297	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-92

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$42.641	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$20.052
Accumulation unit value at end of period	$47.084	$42.641	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	1	2	2	3	3	2
Thornburg Small/Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$49.927	$38.807	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$70.562	$49.927	$38.807	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$44.324	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106	$18.079
Accumulation unit value at end of period	$61.959	$44.324	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Bond Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.010	$11.124	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.871	$12.010	$11.124	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-
Accumulation unit value at end of period	$11.662	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	1	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.867	$21.372	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.548	$27.867	$21.372	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-93

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-
Accumulation unit value at end of period	$30.398	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	5	3	3	3	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.214	$23.731	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.410	$32.214	$23.731	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-
Accumulation unit value at end of period	$40.241	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	11	7	3	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.449	$19.419	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.052	$24.449	$19.419	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-
Accumulation unit value at end of period	$22.699	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	8	-	-	-	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$28.612	$22.587	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.304	$28.612	$22.587	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-94

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$13.030
Accumulation unit value at end of period	$28.672	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	2	2	1
Victory Diversified Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.605	$16.742	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.505	$21.605	$16.742	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507
Accumulation unit value at end of period	$29.006	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	5	6	6	12	12	15	19
Victory Munder Mid-Cap Core Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.978	$37.326	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.188	$46.978	$37.326	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.124
Accumulation unit value at end of period	$29.632	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	3	3	3	6	6	5	5
Victory Special Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.434	$13.633	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.712	$17.434	$13.633	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-95

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014
Accumulation unit value at end of period	$23.095	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603
Number of accumulation units outstanding at end of period (in thousands)	12	14	14	16	21	24	26	26	30	38
Victory Sycamore Established Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$55.921	$43.631	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$60.191	$55.921	$43.631	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$49.646	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$20.325
Accumulation unit value at end of period	$52.852	$49.646	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	3	3	3	2	2	1	1
Victory Sycamore Small Company Opportunity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.338	$24.016	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.622	$30.338	$24.016	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205
Accumulation unit value at end of period	$27.508	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194
Number of accumulation units outstanding at end of period (in thousands)	24	26	28	31	35	33	30	24	28	20
Virtus Ceredex Large-Cap Value Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.775	$18.237	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.563	$23.775	$18.237	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-96

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$10.254	$-
Accumulation unit value at end of period	$22.032	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	1	-	-	-	-	-
Virtus Ceredex Mid-Cap Value Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$57.760	$43.614	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.798	$57.760	$43.614	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$51.278	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$23.170
Accumulation unit value at end of period	$49.872	$51.278	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156
Number of accumulation units outstanding at end of period (in thousands)	3	7	6	7	7	8	7	6	5	5
Virtus Ceredex Small-Cap Value Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.055	$39.350	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.271	$46.055	$39.350	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$40.886	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$21.940
Accumulation unit value at end of period	$40.629	$40.886	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804
Number of accumulation units outstanding at end of period (in thousands)	6	7	9	9	10	9	10	9	7	5
Virtus SEIX Total Return Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.534	$12.703	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.990	$13.534	$12.703	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-97

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.145	$11.525	$11.723	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186	$10.344
Accumulation unit value at end of period	$13.304	$12.145	$11.525	$11.723	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Wells Fargo Asset Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.185	$13.534	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.355	$16.185	$13.534	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.199	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$11.752
Accumulation unit value at end of period	$18.170	$16.199	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	6	5	5	7	6	12	7
Wells Fargo Emerging Markets Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.801	$23.395	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.965	$29.801	$23.395	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.456	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$23.866
Accumulation unit value at end of period	$31.579	$26.456	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231
Number of accumulation units outstanding at end of period (in thousands)	36	39	41	42	49	48	48	42	32	22
Wells Fargo Utility and Telecommunications Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$38.454	$30.206	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.020	$38.454	$30.206	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-98

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.139	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$14.180
Accumulation unit value at end of period	$35.140	$34.139	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	2	1	1

APP I-99

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address

City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-6775 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven PremierSolutions Cornerstone (Series II) HV-6775
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: Empower Retirement, LLC, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2021
Date of Statement of Additional Information: May 1, 2021

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company incorporated in this Prospectus by reference from Form N-VPFS for the year ended December 31, 2020 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven (comprised of the sub-accounts listed in the Appendix to our report) as of December 31, 2020 and for each of the years or periods in the two years then ended presented therein, have been incorporated in this Prospectus by reference from Form N-VPFS in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included therein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2020, 2019, and 2018, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2020, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts any applicable Mortality and Expense Risk and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1 + T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2020 and for the period then ended, included in the Statement of Additional Information are incorporated by reference to the filing on N-VPFS, File No. 811-10559, on April 30, 2021.

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the applicable Mortality and Expense Risk and Administrative Charge payable by you. The tables show the classes of Accumulation Unit Values corresponding to all currently applicable Mortality and Expense Risk and Administrative Charges. Tables showing only the highest and lowest currently applicable Accumulation Unit Value appear in the Prospectus.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB Discovery Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.771	$20.719	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.505	$24.771	$20.719	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.200	$20.282	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.867	$24.200	$20.282	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	8	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.780	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$12.339	$11.664	$-
Accumulation unit value at end of period	$24.399	$23.780	$19.960	$23.661	$21.098	$17.048	$18.206	$16.846	$12.339	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	7	22	23	22	22	-

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.368	$19.643	$23.321	$20.826	$16.853	$18.025	$16.704	$12.253	$11.594	$-
Accumulation unit value at end of period	$23.939	$23.368	$19.643	$23.321	$20.826	$16.853	$18.025	$16.704	$12.253	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	5	3	3	4	5	5	6	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.097	$19.435	$23.096	$20.646	$16.724	$17.906	$16.609	$12.195	$11.548	$-
Accumulation unit value at end of period	$23.638	$23.097	$19.434	$23.096	$20.646	$16.724	$17.906	$16.609	$12.195	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	5	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.829	$19.228	$22.874	$20.468	$16.596	$17.787	$16.516	$12.139	$11.502	$-
Accumulation unit value at end of period	$23.341	$22.829	$19.228	$22.874	$20.468	$16.596	$17.787	$16.516	$12.139	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	6	4	2	2	2	2	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.302	$18.822	$22.437	$20.116	$16.344	$17.551	$16.330	$12.026	$11.410	$-
Accumulation unit value at end of period	$22.757	$22.302	$18.822	$22.437	$20.116	$16.344	$17.551	$16.330	$12.026	$-
Number of accumulation units outstanding at end of period (in thousands)	6	8	13	13	6	6	11	10	7	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$11.319	$-
Accumulation unit value at end of period	$22.187	$21.788	$18.425	$22.007	$19.771	$16.095	$17.319	$16.146	$11.914	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	9	6	14	14	16	17	18	-
AB International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$7.744	$6.659	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$7.889	$7.744	$6.659	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.465	$9.878	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.656	$11.465	$9.878	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.214	$9.676	$12.657	$10.190	$10.342	$10.138	$10.904	$8.978	$7.901	$9.950
Accumulation unit value at end of period	$11.383	$11.214	$9.676	$12.657	$10.190	$10.342	$10.138	$10.904	$8.978	$7.901
Number of accumulation units outstanding at end of period (in thousands)	8	8	7	7	14	15	7	7	7	7
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.968	$9.478	$12.417	$10.011	$10.176	$9.990	$10.761	$8.874	$7.821	$9.864
Accumulation unit value at end of period	$11.117	$10.968	$9.478	$12.417	$10.011	$10.176	$9.990	$10.761	$8.874	$7.821
Number of accumulation units outstanding at end of period (in thousands)	16	18	19	23	25	16	17	16	15	19
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$6.720	$5.813	$7.623	$6.153	$6.260	$6.152	$6.633	$5.475	$4.830	$6.098
Accumulation unit value at end of period	$6.804	$6.720	$5.813	$7.623	$6.153	$6.260	$6.152	$6.633	$5.475	$4.830
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	5	4	5	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.648	$9.220	$12.103	$9.779	$9.959	$9.797	$10.574	$8.736	$7.715	$9.751
Accumulation unit value at end of period	$10.771	$10.648	$9.220	$12.103	$9.779	$9.959	$9.797	$10.574	$8.736	$7.715
Number of accumulation units outstanding at end of period (in thousands)	19	21	21	26	22	37	55	56	53	50
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$6.471	$5.614	$7.384	$5.978	$6.100	$6.013	$6.503	$5.384	$4.764	$6.033
Accumulation unit value at end of period	$6.532	$6.471	$5.614	$7.384	$5.978	$6.100	$6.013	$6.503	$5.384	$4.764
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	4	8	19

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698	$9.769
Accumulation unit value at end of period	$10.368	$10.290	$8.946	$11.791	$9.564	$9.780	$9.659	$10.467	$8.683	$7.698
Number of accumulation units outstanding at end of period (in thousands)	15	14	16	15	25	25	29	45	43	40
AB Sustainable International Thematic Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.260	$8.889	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.566	$11.260	$8.889	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.184	$8.847	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.439	$11.184	$8.847	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.889	$8.626	$10.488	$7.839	$8.480	$8.707	$8.876	$7.873	$6.857	$8.254
Accumulation unit value at end of period	$14.036	$10.889	$8.626	$10.488	$7.839	$8.480	$8.707	$8.876	$7.873	$6.857
Number of accumulation units outstanding at end of period (in thousands)	12	15	24	22	14	16	4	3	3	4
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.069	$11.955	$14.559	$10.898	$11.807	$12.141	$12.395	$11.011	$9.604	$11.578
Accumulation unit value at end of period	$19.397	$15.069	$11.955	$14.559	$10.898	$11.807	$12.141	$12.395	$11.011	$9.604
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	7	15	15	16
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.551	$8.379	$10.213	$7.653	$8.300	$8.543	$8.730	$7.763	$6.778	$8.180
Accumulation unit value at end of period	$13.567	$10.551	$8.379	$10.213	$7.653	$8.300	$8.543	$8.730	$7.763	$6.778
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	5	6	5	4	4

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.666	$11.659	$14.226	$10.670	$11.583	$11.935	$12.209	$10.868	$9.498	$11.473
Accumulation unit value at end of period	$18.840	$14.666	$11.659	$14.226	$10.670	$11.583	$11.935	$12.209	$10.868	$9.498
Number of accumulation units outstanding at end of period (in thousands)	10	10	6	8	3	3	3	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.159	$8.092	$9.894	$7.436	$8.088	$8.350	$8.559	$7.634	$6.685	$8.092
Accumulation unit value at end of period	$13.024	$10.159	$8.092	$9.894	$7.436	$8.088	$8.350	$8.559	$7.634	$6.685
Number of accumulation units outstanding at end of period (in thousands)	6	5	9	10	9	6	5	11	8	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.893	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289	$11.266
Accumulation unit value at end of period	$17.775	$13.893	$11.088	$13.584	$10.229	$11.149	$11.534	$11.846	$10.587	$9.289
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	6	11	11	10	10	17	19
AB Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.973	$13.344	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.094	$15.973	$13.344	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.221	$11.068	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.295	$13.221	$11.068	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.973	$10.876	$12.874	$11.410	$10.334	$11.247	$10.132	$7.503	$6.565	$6.873
Accumulation unit value at end of period	$13.026	$12.973	$10.876	$12.874	$11.410	$10.334	$11.247	$10.132	$7.503	$6.565
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.729	$10.688	$12.670	$11.246	$10.201	$11.119	$10.031	$7.439	$6.519	$6.835
Accumulation unit value at end of period	$12.762	$12.729	$10.688	$12.670	$11.246	$10.201	$11.119	$10.031	$7.439	$6.519
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.281	$10.322	$12.248	$10.882	$9.881	$10.781	$9.736	$7.228	$6.340	$6.654
Accumulation unit value at end of period	$12.300	$12.281	$10.322	$12.248	$10.882	$9.881	$10.781	$9.736	$7.228	$6.340
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.411	$10.442	$12.403	$11.031	$10.026	$10.950	$9.899	$7.356	$6.459	$6.786
Accumulation unit value at end of period	$12.419	$12.411	$10.442	$12.403	$11.031	$10.026	$10.950	$9.899	$7.356	$6.459
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.825	$9.968	$11.864	$10.573	$9.629	$10.538	$9.545	$7.107	$6.253	$6.582
Accumulation unit value at end of period	$11.808	$11.825	$9.968	$11.864	$10.573	$9.629	$10.538	$9.545	$7.107	$6.253
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.799	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340	$6.687
Accumulation unit value at end of period	$11.759	$11.799	$9.967	$11.886	$10.614	$9.686	$10.621	$9.639	$7.192	$6.340
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	1	-	-	-
Alger Capital Appreciation Institutional Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$34.053	$25.619	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.060	$34.053	$25.619	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$34.995	$26.381	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.291	$34.995	$26.381	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	6	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$38.649	$29.180	$29.585	$22.694	$22.703	$21.479	$19.052	$14.204	$12.086	$12.273
Accumulation unit value at end of period	$54.357	$38.649	$29.180	$29.585	$22.694	$22.703	$21.479	$19.052	$14.204	$12.086
Number of accumulation units outstanding at end of period (in thousands)	51	54	56	45	31	38	63	74	32	26
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$46.734	$35.336	$35.881	$27.565	$27.617	$26.167	$23.246	$17.356	$14.790	$15.042
Accumulation unit value at end of period	$65.629	$46.734	$35.336	$35.881	$27.565	$27.617	$26.167	$23.246	$17.356	$14.790
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	6	20	7	6	17	1	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$32.705	$24.754	$25.160	$19.348	$19.404	$18.404	$16.366	$12.231	$10.433	$10.622
Accumulation unit value at end of period	$45.882	$32.705	$24.754	$25.160	$19.348	$19.404	$18.404	$16.366	$12.231	$10.433
Number of accumulation units outstanding at end of period (in thousands)	11	9	14	14	14	18	9	37	31	28
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$45.485	$34.461	$35.062	$26.989	$27.094	$25.724	$22.898	$17.130	$14.627	$14.906
Accumulation unit value at end of period	$63.747	$45.485	$34.461	$35.062	$26.989	$27.094	$25.724	$22.898	$17.130	$14.627
Number of accumulation units outstanding at end of period (in thousands)	7	8	4	4	4	4	5	5	19	9
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$31.491	$23.906	$24.372	$18.798	$18.909	$17.989	$16.044	$12.027	$10.290	$10.507
Accumulation unit value at end of period	$44.047	$31.491	$23.906	$24.372	$18.798	$18.909	$17.989	$16.044	$12.027	$10.290
Number of accumulation units outstanding at end of period (in thousands)	17	26	35	36	37	32	31	31	31	19

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$43.085	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306	$14.637
Accumulation unit value at end of period	$60.143	$43.085	$32.773	$33.480	$25.874	$26.079	$24.859	$22.216	$16.687	$14.306
Number of accumulation units outstanding at end of period (in thousands)	20	24	23	27	36	31	31	26	26	20
Alger Mid Cap Growth Institutional Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.984	$16.192	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.385	$20.984	$16.191	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.500	$15.850	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.524	$20.500	$15.850	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.322	$15.736	$17.150	$13.304	$13.182	$13.432	$12.342	$9.107	$7.873	$8.577
Accumulation unit value at end of period	$33.184	$20.322	$15.736	$17.150	$13.304	$13.182	$13.432	$12.342	$9.107	$7.873
Number of accumulation units outstanding at end of period (in thousands)	29	26	25	26	27	37	38	36	42	42
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.523	$21.343	$23.297	$18.100	$17.960	$18.329	$16.867	$12.464	$10.792	$11.775
Accumulation unit value at end of period	$44.875	$27.523	$21.343	$23.297	$18.100	$17.960	$18.329	$16.867	$12.464	$10.792
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	2	15	4
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.691	$15.285	$16.701	$12.988	$12.901	$13.179	$12.140	$8.980	$7.783	$8.500
Accumulation unit value at end of period	$32.074	$19.691	$15.285	$16.701	$12.988	$12.901	$13.179	$12.140	$8.980	$7.783
Number of accumulation units outstanding at end of period (in thousands)	11	12	13	12	6	8	5	2	3	3

APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.787	$20.814	$22.765	$17.722	$17.620	$18.018	$16.614	$12.301	$10.673	$11.668
Accumulation unit value at end of period	$43.587	$26.787	$20.814	$22.765	$17.722	$17.620	$18.018	$16.614	$12.301	$10.673
Number of accumulation units outstanding at end of period (in thousands)	12	11	10	12	12	11	13	12	13	19
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.960	$14.762	$16.178	$12.619	$12.572	$12.881	$11.902	$8.830	$7.676	$8.409
Accumulation unit value at end of period	$30.790	$18.960	$14.762	$16.178	$12.619	$12.572	$12.881	$11.902	$8.830	$7.676
Number of accumulation units outstanding at end of period (in thousands)	6	5	8	11	20	20	18	19	16	12
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.374	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438	$11.457
Accumulation unit value at end of period	$41.123	$25.374	$19.795	$21.738	$16.990	$16.959	$17.412	$16.119	$11.983	$10.438
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	4	7	10	12	13	16
Alger Small Cap Growth Institutional Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.781	$21.438	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.735	$27.781	$21.438	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.097	$19.406	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.235	$25.097	$19.406	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.626	$19.070	$19.162	$14.995	$14.067	$14.624	$14.734	$11.036	$9.866	$10.212
Accumulation unit value at end of period	$40.400	$24.626	$19.070	$19.162	$14.995	$14.067	$14.624	$14.734	$11.036	$9.866
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	7	8	8	7	4	6	6

APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.163	$18.740	$18.859	$14.780	$13.886	$14.457	$14.588	$10.943	$9.797	$10.156
Accumulation unit value at end of period	$39.581	$24.163	$18.740	$18.859	$14.780	$13.886	$14.457	$14.588	$10.943	$9.797
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.506	$18.249	$18.383	$14.421	$13.563	$14.134	$14.277	$10.720	$9.607	$9.969
Accumulation unit value at end of period	$38.466	$23.506	$18.249	$18.383	$14.421	$13.563	$14.134	$14.277	$10.720	$9.607
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	2	2	5	4	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.559	$18.309	$18.462	$14.498	$13.648	$14.238	$14.396	$10.820	$9.707	$10.082
Accumulation unit value at end of period	$38.516	$23.559	$18.309	$18.462	$14.498	$13.648	$14.238	$14.396	$10.820	$9.707
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.633	$17.624	$17.807	$14.011	$13.217	$13.815	$13.997	$10.541	$9.475	$9.862
Accumulation unit value at end of period	$36.927	$22.633	$17.624	$17.807	$14.011	$13.217	$13.815	$13.997	$10.541	$9.475
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	2	2	2	1	1	2	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528	$9.936
Accumulation unit value at end of period	$36.470	$22.397	$17.475	$17.692	$13.949	$13.184	$13.809	$14.018	$10.579	$9.528
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	4	4	4	6	5	4
AllianzGI NFJ Dividend Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.973	$15.244	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.473	$18.973	$15.243	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.535	$14.922	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.011	$18.535	$14.922	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	15	14	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.214	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$9.744	$8.595	$8.380
Accumulation unit value at end of period	$17.672	$18.214	$14.685	$16.420	$14.263	$12.371	$13.607	$12.472	$9.744	$8.595
Number of accumulation units outstanding at end of period (in thousands)	39	34	104	98	88	122	135	136	103	71
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.898	$14.452	$16.184	$14.079	$12.229	$13.472	$12.367	$9.676	$8.548	$8.346
Accumulation unit value at end of period	$17.339	$17.898	$14.452	$16.184	$14.079	$12.229	$13.472	$12.367	$9.676	$8.548
Number of accumulation units outstanding at end of period (in thousands)	7	7	28	57	74	57	49	57	33	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.690	$14.298	$16.028	$13.958	$12.136	$13.382	$12.297	$9.631	$8.517	$8.324
Accumulation unit value at end of period	$17.121	$17.690	$14.298	$16.028	$13.958	$12.136	$13.382	$12.297	$9.631	$8.517
Number of accumulation units outstanding at end of period (in thousands)	31	33	37	45	49	58	54	51	90	38
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.485	$14.147	$15.874	$13.837	$12.043	$13.293	$12.227	$9.586	$8.486	$8.302
Accumulation unit value at end of period	$16.905	$17.485	$14.147	$15.874	$13.837	$12.043	$13.293	$12.227	$9.586	$8.486
Number of accumulation units outstanding at end of period (in thousands)	24	20	20	18	18	19	13	13	10	12
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.082	$13.848	$15.570	$13.599	$11.860	$13.117	$12.090	$9.497	$8.424	$8.258
Accumulation unit value at end of period	$16.482	$17.082	$13.848	$15.570	$13.599	$11.860	$13.117	$12.090	$9.497	$8.424
Number of accumulation units outstanding at end of period (in thousands)	23	24	42	69	59	55	54	55	43	10

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362	$8.214
Accumulation unit value at end of period	$16.070	$16.688	$13.556	$15.272	$13.366	$11.679	$12.944	$11.953	$9.409	$8.362
Number of accumulation units outstanding at end of period (in thousands)	60	75	86	100	130	123	119	112	108	102
AllianzGI NFJ International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.014	$9.075	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.026	$11.014	$9.075	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.039	$9.940	$11.878	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.119	$12.039	$9.940	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.676	$8.828	$10.559	$8.641	$9.298	$10.794	$11.493	$10.480	$9.689	$-
Accumulation unit value at end of period	$11.616	$10.676	$8.828	$10.559	$8.641	$9.298	$10.794	$11.493	$10.480	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.535	$8.724	$10.451	$8.565	$9.230	$10.731	$11.443	$10.450	$9.671	$-
Accumulation unit value at end of period	$11.445	$10.535	$8.724	$10.451	$8.565	$9.230	$10.731	$11.443	$10.450	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	4	4	4	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.442	$8.656	$10.379	$8.515	$9.185	$10.689	$11.410	$10.431	$9.660	$-
Accumulation unit value at end of period	$11.333	$10.442	$8.656	$10.379	$8.515	$9.185	$10.689	$11.410	$10.431	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-12

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.349	$8.588	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$9.648	$-
Accumulation unit value at end of period	$11.221	$10.349	$8.587	$10.308	$8.465	$9.140	$10.648	$11.377	$10.411	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.167	$8.453	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$9.624	$-
Accumulation unit value at end of period	$11.002	$10.167	$8.453	$10.167	$8.366	$9.051	$10.565	$11.312	$10.372	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	1	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$9.601	$-
Accumulation unit value at end of period	$10.786	$9.988	$8.321	$10.028	$8.268	$8.963	$10.483	$11.247	$10.333	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
AllianzGI NFJ Small-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.628	$16.623	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.649	$20.628	$16.623	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.152	$16.272	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.157	$20.152	$16.272	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	11	13	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.802	$16.014	$19.945	$18.276	$14.945	$16.380	$16.204	$12.379	$11.276	$11.098
Accumulation unit value at end of period	$18.796	$19.802	$16.014	$19.945	$18.276	$14.945	$16.380	$16.204	$12.379	$11.276
Number of accumulation units outstanding at end of period (in thousands)	15	19	20	26	39	36	35	36	43	33

APP I-13

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.459	$15.760	$19.658	$18.040	$14.774	$16.217	$16.066	$12.293	$11.214	$11.054
Accumulation unit value at end of period	$18.443	$19.459	$15.759	$19.658	$18.040	$14.774	$16.217	$16.066	$12.293	$11.214
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	13	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.233	$15.592	$19.469	$17.884	$14.661	$16.109	$15.976	$12.235	$11.173	$11.024
Accumulation unit value at end of period	$18.210	$19.233	$15.592	$19.469	$17.884	$14.661	$16.109	$15.976	$12.235	$11.173
Number of accumulation units outstanding at end of period (in thousands)	4	8	8	7	10	11	8	8	6	11
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.010	$15.427	$19.282	$17.730	$14.549	$16.002	$15.885	$12.178	$11.132	$10.995
Accumulation unit value at end of period	$17.981	$19.010	$15.427	$19.282	$17.730	$14.549	$16.002	$15.885	$12.178	$11.132
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	2	2	14
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.572	$15.101	$18.913	$17.425	$14.328	$15.790	$15.706	$12.065	$11.051	$10.936
Accumulation unit value at end of period	$17.531	$18.572	$15.101	$18.913	$17.425	$14.328	$15.790	$15.706	$12.065	$11.051
Number of accumulation units outstanding at end of period (in thousands)	10	11	15	18	28	27	28	25	22	19
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.143	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970	$10.878
Accumulation unit value at end of period	$17.093	$18.143	$14.782	$18.551	$17.126	$14.110	$15.581	$15.529	$11.953	$10.970
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	9	12	12	13	19	22	29
American Century Diversified Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.325	$12.338	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.341	$13.325	$12.338	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-14

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.065	$12.122	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.033	$13.065	$12.122	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.874	$11.962	$12.242	$11.926	$11.721	$11.783	$11.208	$11.568	$11.089	$10.411
Accumulation unit value at end of period	$13.807	$12.874	$11.962	$12.242	$11.926	$11.721	$11.783	$11.208	$11.568	$11.089
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.685	$11.805	$12.099	$11.804	$11.618	$11.698	$11.143	$11.519	$11.058	$10.398
Accumulation unit value at end of period	$13.584	$12.685	$11.805	$12.099	$11.804	$11.618	$11.698	$11.143	$11.519	$11.058
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.561	$11.701	$12.004	$11.723	$11.551	$11.641	$11.101	$11.486	$11.037	$10.389
Accumulation unit value at end of period	$13.437	$12.561	$11.701	$12.004	$11.723	$11.551	$11.641	$11.101	$11.486	$11.037
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.438	$11.598	$11.911	$11.643	$11.483	$11.585	$11.058	$11.454	$11.017	$10.380
Accumulation unit value at end of period	$13.292	$12.438	$11.598	$11.911	$11.643	$11.483	$11.585	$11.058	$11.454	$11.017
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.195	$11.394	$11.725	$11.485	$11.350	$11.473	$10.973	$11.389	$10.977	$10.363
Accumulation unit value at end of period	$13.007	$12.195	$11.394	$11.725	$11.485	$11.350	$11.473	$10.973	$11.389	$10.977
Number of accumulation units outstanding at end of period (in thousands)	2	5	4	3	3	1	1	3	2	-

APP I-15

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.957	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936	$10.345
Accumulation unit value at end of period	$12.728	$11.957	$11.194	$11.543	$11.329	$11.218	$11.362	$10.889	$11.324	$10.936
Number of accumulation units outstanding at end of period (in thousands)	12	13	10	9	5	3	3	2	2	1
American Century Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.916	$20.157	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.085	$24.916	$20.157	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.342	$19.732	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.458	$24.342	$19.732	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	42	43	47	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$45.762	$37.150	$39.149	$34.800	$29.340	$29.386	$26.355	$22.202	$20.060	$19.515
Accumulation unit value at end of period	$45.911	$45.762	$37.150	$39.149	$34.800	$29.340	$29.386	$26.355	$22.202	$20.060
Number of accumulation units outstanding at end of period (in thousands)	10	11	17	20	54	53	64	156	928	916
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.117	$29.365	$30.991	$27.589	$23.296	$23.367	$20.988	$17.708	$16.023	$15.611
Accumulation unit value at end of period	$36.180	$36.117	$29.365	$30.991	$27.589	$23.296	$23.367	$20.988	$17.708	$16.023
Number of accumulation units outstanding at end of period (in thousands)	17	17	17	32	31	30	28	28	26	6
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.559	$17.546	$18.536	$16.518	$13.961	$14.018	$12.604	$10.644	$9.641	$9.403
Accumulation unit value at end of period	$21.575	$21.559	$17.546	$18.536	$16.518	$13.961	$14.018	$12.604	$10.644	$9.641
Number of accumulation units outstanding at end of period (in thousands)	48	54	65	65	74	79	92	89	78	70
APP I-16

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$39.424	$32.117	$33.964	$30.297	$25.633	$25.763	$23.186	$19.601	$17.772	$17.350
Accumulation unit value at end of period	$39.414	$39.424	$32.117	$33.964	$30.297	$25.633	$25.763	$23.186	$19.601	$17.772
Number of accumulation units outstanding at end of period (in thousands)	18	20	21	32	35	35	28	30	60	55
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.758	$16.945	$17.956	$16.048	$13.605	$13.702	$12.356	$10.467	$9.509	$9.302
Accumulation unit value at end of period	$20.712	$20.758	$16.945	$17.956	$16.048	$13.605	$13.702	$12.356	$10.467	$9.509
Number of accumulation units outstanding at end of period (in thousands)	12	13	20	22	21	18	43	47	27	21
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.444	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101	$14.802
Accumulation unit value at end of period	$32.306	$32.444	$26.537	$28.176	$25.234	$21.435	$21.630	$19.545	$16.589	$15.101
Number of accumulation units outstanding at end of period (in thousands)	20	21	27	28	28	28	33	32	43	44
American Century Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$55.474	$41.123	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$74.687	$55.474	$41.123	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$54.287	$40.323	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$72.943	$54.287	$40.323	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	16	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$53.413	$39.734	$40.709	$31.516	$30.501	$29.381	$26.618	$20.725	$18.330	$18.637
Accumulation unit value at end of period	$71.661	$53.413	$39.734	$40.709	$31.516	$30.501	$29.381	$26.618	$20.725	$18.330
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	5	9	4	-

APP I-17

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$52.553	$39.153	$40.174	$31.148	$30.190	$29.125	$26.426	$20.607	$18.252	$18.586
Accumulation unit value at end of period	$70.402	$52.553	$39.153	$40.174	$31.148	$30.190	$29.125	$26.426	$20.607	$18.252
Number of accumulation units outstanding at end of period (in thousands)	-	-	8	19	20	19	17	17	15	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$51.987	$38.770	$39.822	$30.906	$29.985	$28.956	$26.299	$20.528	$18.201	$18.553
Accumulation unit value at end of period	$69.575	$51.987	$38.770	$39.822	$30.906	$29.985	$28.956	$26.299	$20.528	$18.201
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	3	4	4	14	4
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$51.428	$38.391	$39.473	$30.665	$29.781	$28.788	$26.173	$20.450	$18.149	$18.519
Accumulation unit value at end of period	$68.757	$51.428	$38.391	$39.473	$30.665	$29.781	$28.788	$26.173	$20.450	$18.149
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	2	4	3	3	3	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$50.327	$37.645	$38.783	$30.189	$29.378	$28.455	$25.922	$20.294	$18.047	$18.451
Accumulation unit value at end of period	$67.151	$50.327	$37.645	$38.783	$30.189	$29.378	$28.455	$25.922	$20.294	$18.047
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	2	2	2	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$49.250	$36.913	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946	$18.384
Accumulation unit value at end of period	$65.582	$49.250	$36.912	$38.105	$29.721	$28.980	$28.126	$25.673	$20.140	$17.946
Number of accumulation units outstanding at end of period (in thousands)	3	7	7	6	6	6	5	4	4	1
American Century Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.004	$23.376	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.387	$30.004	$23.376	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-18

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.419	$22.966	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.735	$29.419	$22.966	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.987	$22.663	$26.255	$23.702	$19.446	$19.905	$17.240	$13.358	$11.562	$11.734
Accumulation unit value at end of period	$29.255	$28.987	$22.663	$26.255	$23.702	$19.446	$19.905	$17.240	$13.358	$11.562
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	3	3	3	2	2	1	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.563	$22.365	$25.948	$23.460	$19.276	$19.761	$17.141	$13.301	$11.530	$11.720
Accumulation unit value at end of period	$28.783	$28.563	$22.365	$25.948	$23.460	$19.276	$19.761	$17.141	$13.301	$11.530
Number of accumulation units outstanding at end of period (in thousands)	5	6	5	7	8	7	7	6	9	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.283	$22.168	$25.746	$23.300	$19.164	$19.665	$17.075	$13.264	$11.509	$11.710
Accumulation unit value at end of period	$28.473	$28.283	$22.168	$25.746	$23.300	$19.164	$19.665	$17.075	$13.264	$11.509
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.006	$21.972	$25.545	$23.141	$19.052	$19.570	$17.009	$13.226	$11.488	$11.700
Accumulation unit value at end of period	$28.166	$28.006	$21.972	$25.545	$23.141	$19.052	$19.570	$17.009	$13.226	$11.488
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.460	$21.587	$25.147	$22.827	$18.830	$19.381	$16.879	$13.151	$11.445	$11.680
Accumulation unit value at end of period	$27.561	$27.460	$21.587	$25.147	$22.827	$18.830	$19.381	$16.879	$13.151	$11.445
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	4	5	4	1	-	1	-

APP I-19

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.924	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403	$11.660
Accumulation unit value at end of period	$26.970	$26.924	$21.208	$24.756	$22.516	$18.612	$19.194	$16.750	$13.076	$11.403
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	6	6	5	4	4	3	1
American Century Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.652	$20.061	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.921	$26.652	$20.061	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.489	$28.274	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.600	$37.489	$28.274	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.620	$27.660	$33.579	$30.704	$24.530	$25.395	$24.499	$18.305	$15.812	$17.070
Accumulation unit value at end of period	$39.600	$36.620	$27.660	$33.579	$30.704	$24.530	$25.395	$24.499	$18.305	$15.812
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.772	$27.060	$32.899	$30.128	$24.106	$24.993	$24.147	$18.070	$15.632	$16.901
Accumulation unit value at end of period	$38.624	$35.772	$27.060	$32.899	$30.128	$24.106	$24.993	$24.147	$18.070	$15.632
Number of accumulation units outstanding at end of period (in thousands)	3	2	6	6	5	5	5	6	6	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.123	$19.024	$23.152	$21.223	$16.998	$17.641	$17.061	$12.780	$11.067	$11.977
Accumulation unit value at end of period	$27.099	$25.123	$19.024	$23.152	$21.223	$16.998	$17.641	$17.061	$12.780	$11.067
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	1	-	-	-	-	-	-

APP I-20

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.671	$26.279	$32.015	$29.377	$23.552	$24.467	$23.686	$17.761	$15.396	$16.679
Accumulation unit value at end of period	$37.360	$34.671	$26.279	$32.015	$29.377	$23.552	$24.467	$23.686	$17.761	$15.396
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	2	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.392	$18.525	$22.614	$20.792	$16.702	$17.387	$16.865	$12.671	$11.006	$11.947
Accumulation unit value at end of period	$26.232	$24.392	$18.525	$22.614	$20.792	$16.702	$17.387	$16.865	$12.671	$11.006
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	3	3	3	3	3	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933	$16.242
Accumulation unit value at end of period	$34.956	$32.569	$24.785	$30.317	$27.930	$22.481	$23.449	$22.791	$17.158	$14.933
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	4	3	3	4	4	5	3
American Funds AMCAP Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.635	$23.575	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.810	$29.635	$23.575	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.951	$23.077	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.914	$28.951	$23.077	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.301	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$10.937	$9.526	$9.574
Accumulation unit value at end of period	$31.671	$26.301	$20.996	$21.579	$17.835	$16.495	$16.501	$14.840	$10.937	$9.526
Number of accumulation units outstanding at end of period (in thousands)	9	7	34	29	30	39	43	31	10	11

APP I-21

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.246	$24.182	$24.891	$20.603	$19.083	$19.119	$17.221	$12.710	$11.087	$11.159
Accumulation unit value at end of period	$36.367	$30.246	$24.182	$24.891	$20.603	$19.083	$19.119	$17.221	$12.710	$11.087
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.485	$20.396	$21.015	$17.412	$16.144	$16.190	$14.597	$10.785	$9.417	$9.488
Accumulation unit value at end of period	$30.611	$25.485	$20.396	$21.015	$17.412	$16.144	$16.190	$14.597	$10.785	$9.417
Number of accumulation units outstanding at end of period (in thousands)	32	40	37	37	30	54	39	37	58	60
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.436	$23.582	$24.322	$20.172	$18.722	$18.795	$16.962	$12.544	$10.964	$11.058
Accumulation unit value at end of period	$35.323	$29.436	$23.582	$24.322	$20.172	$18.722	$18.795	$16.962	$12.544	$10.964
Number of accumulation units outstanding at end of period (in thousands)	16	13	11	9	12	12	15	20	22	13
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.539	$19.698	$20.357	$16.917	$15.732	$15.825	$14.311	$10.605	$9.288	$9.386
Accumulation unit value at end of period	$29.387	$24.539	$19.697	$20.357	$16.917	$15.732	$15.825	$14.311	$10.605	$9.288
Number of accumulation units outstanding at end of period (in thousands)	10	9	17	21	32	31	41	36	20	22
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723	$10.858
Accumulation unit value at end of period	$33.324	$27.882	$22.426	$23.223	$19.338	$18.019	$18.162	$16.457	$12.219	$10.723
Number of accumulation units outstanding at end of period (in thousands)	39	39	47	47	47	47	50	40	45	39
American Funds American Balanced Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.150	$19.521	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.544	$23.150	$19.521	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-

APP I-22

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.616	$19.109	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.905	$22.616	$19.109	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	24	23	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.443	$18.145	$18.808	$16.429	$15.253	$15.128	$14.011	$11.606	$10.247	$9.950
Accumulation unit value at end of period	$23.579	$21.443	$18.145	$18.808	$16.429	$15.253	$15.128	$14.011	$11.606	$10.247
Number of accumulation units outstanding at end of period (in thousands)	190	178	177	153	140	136	120	109	123	104
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.349	$20.635	$21.421	$18.739	$17.425	$17.308	$16.054	$13.318	$11.776	$11.453
Accumulation unit value at end of period	$26.734	$24.349	$20.635	$21.421	$18.739	$17.425	$17.308	$16.054	$13.318	$11.776
Number of accumulation units outstanding at end of period (in thousands)	8	6	6	21	14	10	9	8	18	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.778	$17.626	$18.316	$16.039	$14.929	$14.843	$13.782	$11.445	$10.130	$9.861
Accumulation unit value at end of period	$22.790	$20.778	$17.626	$18.316	$16.039	$14.929	$14.843	$13.782	$11.445	$10.130
Number of accumulation units outstanding at end of period (in thousands)	77	65	63	64	78	74	61	66	54	65
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.698	$20.123	$20.932	$18.348	$17.095	$17.014	$15.813	$13.144	$11.646	$11.348
Accumulation unit value at end of period	$25.967	$23.698	$20.123	$20.932	$18.348	$17.095	$17.014	$15.813	$13.144	$11.646
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	8	8	9	9	20	28
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.006	$17.023	$17.743	$15.583	$14.548	$14.508	$13.511	$11.254	$9.990	$9.755
Accumulation unit value at end of period	$21.879	$20.006	$17.023	$17.743	$15.583	$14.548	$14.508	$13.511	$11.254	$9.990
Number of accumulation units outstanding at end of period (in thousands)	67	99	103	104	127	117	101	80	91	121

APP I-23

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.446	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389	$11.143
Accumulation unit value at end of period	$24.497	$22.446	$19.137	$19.986	$17.589	$16.453	$16.441	$15.342	$12.804	$11.389
Number of accumulation units outstanding at end of period (in thousands)	91	93	100	106	124	132	159	177	193	195
American Funds American Mutual Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.486	$21.038	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.568	$25.486	$21.038	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.899	$20.594	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.904	$24.899	$20.594	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.033	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$10.436	$9.372	$9.019
Accumulation unit value at end of period	$22.887	$22.033	$18.251	$18.798	$16.116	$14.236	$14.780	$13.240	$10.436	$9.372
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	5	5	10	15	12
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.465	$21.955	$22.649	$19.446	$17.203	$17.887	$16.047	$12.668	$11.394	$10.980
Accumulation unit value at end of period	$27.451	$26.465	$21.955	$22.649	$19.446	$17.203	$17.887	$16.047	$12.668	$11.394
Number of accumulation units outstanding at end of period (in thousands)	10	9	7	4	3	4	4	5	3	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.349	$17.729	$18.307	$15.733	$13.933	$14.502	$13.023	$10.290	$9.265	$8.938
Accumulation unit value at end of period	$22.122	$21.349	$17.729	$18.307	$15.733	$13.933	$14.502	$13.023	$10.290	$9.265
Number of accumulation units outstanding at end of period (in thousands)	18	20	22	24	28	28	27	29	80	65

APP I-24

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.757	$21.411	$22.131	$19.039	$16.877	$17.584	$15.806	$12.502	$11.268	$10.881
Accumulation unit value at end of period	$26.663	$25.757	$21.411	$22.131	$19.039	$16.877	$17.584	$15.806	$12.502	$11.268
Number of accumulation units outstanding at end of period (in thousands)	9	8	8	6	6	8	5	9	8	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.556	$17.122	$17.733	$15.286	$13.578	$14.174	$12.767	$10.119	$9.138	$8.841
Accumulation unit value at end of period	$21.237	$20.556	$17.122	$17.733	$15.286	$13.578	$14.174	$12.767	$10.119	$9.138
Number of accumulation units outstanding at end of period (in thousands)	23	21	27	30	37	42	46	40	37	38
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020	$10.684
Accumulation unit value at end of period	$25.154	$24.397	$20.361	$21.131	$18.252	$16.244	$16.991	$15.335	$12.178	$11.020
Number of accumulation units outstanding at end of period (in thousands)	48	47	47	55	77	80	79	71	64	48
American Funds Capital Income Builder®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.359	$14.005	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.815	$16.359	$14.005	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.118	$12.968	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.508	$15.118	$12.968	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	109	107	115	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.421	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$10.330	$9.318	$9.139
Accumulation unit value at end of period	$15.796	$15.421	$13.248	$14.373	$12.691	$11.971	$12.439	$11.769	$10.330	$9.318
Number of accumulation units outstanding at end of period (in thousands)	202	211	241	259	250	264	250	178	340	312

APP I-25

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.824	$16.196	$17.598	$15.562	$14.700	$15.298	$14.496	$12.742	$11.511	$11.308
Accumulation unit value at end of period	$19.253	$18.824	$16.196	$17.598	$15.562	$14.700	$15.298	$14.496	$12.742	$11.511
Number of accumulation units outstanding at end of period (in thousands)	35	36	44	43	8	8	9	43	69	29
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.161	$13.057	$14.202	$12.571	$11.887	$12.383	$11.745	$10.335	$9.345	$9.189
Accumulation unit value at end of period	$15.490	$15.161	$13.057	$14.202	$12.571	$11.887	$12.383	$11.745	$10.335	$9.345
Number of accumulation units outstanding at end of period (in thousands)	123	163	160	165	216	229	137	132	145	145
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.320	$15.794	$17.196	$15.236	$14.422	$15.039	$14.278	$12.576	$11.384	$11.205
Accumulation unit value at end of period	$18.700	$18.320	$15.794	$17.196	$15.236	$14.422	$15.039	$14.278	$12.576	$11.384
Number of accumulation units outstanding at end of period (in thousands)	86	94	88	99	157	155	163	156	167	173
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.610	$12.621	$13.768	$12.224	$11.593	$12.113	$11.524	$10.171	$9.225	$9.098
Accumulation unit value at end of period	$14.883	$14.610	$12.621	$13.768	$12.224	$11.593	$12.113	$11.524	$10.171	$9.225
Number of accumulation units outstanding at end of period (in thousands)	137	154	168	177	221	226	304	316	228	216
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133	$11.002
Accumulation unit value at end of period	$17.642	$17.353	$15.020	$16.419	$14.606	$13.880	$14.532	$13.853	$12.250	$11.133
Number of accumulation units outstanding at end of period (in thousands)	193	213	226	258	309	336	365	386	439	461
American Funds Capital World Growth and Income FundSM
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.022	$14.447	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.698	$18.022	$14.447	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-26

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.010	$24.104	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.396	$30.010	$24.104	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	87	89	95	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.335	$23.597	$26.522	$21.444	$20.303	$20.925	$20.288	$16.376	$13.857	$15.110
Accumulation unit value at end of period	$33.571	$29.335	$23.597	$26.522	$21.444	$20.303	$20.925	$20.288	$16.376	$13.857
Number of accumulation units outstanding at end of period (in thousands)	183	186	196	195	211	227	216	202	237	235
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.675	$23.101	$26.003	$21.056	$19.965	$20.608	$20.010	$16.176	$13.708	$14.971
Accumulation unit value at end of period	$32.767	$28.675	$23.101	$26.003	$21.056	$19.965	$20.608	$20.010	$16.176	$13.708
Number of accumulation units outstanding at end of period (in thousands)	38	43	48	53	64	57	57	74	65	48
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.094	$13.785	$15.533	$12.590	$11.950	$12.347	$12.001	$9.711	$8.238	$9.006
Accumulation unit value at end of period	$19.514	$17.094	$13.785	$15.533	$12.590	$11.950	$12.347	$12.001	$9.711	$8.238
Number of accumulation units outstanding at end of period (in thousands)	105	111	115	150	179	195	176	167	204	164
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.817	$22.455	$25.327	$20.549	$19.524	$20.193	$19.647	$15.914	$13.513	$14.787
Accumulation unit value at end of period	$31.724	$27.817	$22.455	$25.327	$20.549	$19.524	$20.193	$19.647	$15.914	$13.513
Number of accumulation units outstanding at end of period (in thousands)	92	97	102	99	90	110	149	142	143	126
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.460	$13.313	$15.047	$12.233	$11.645	$12.069	$11.766	$9.549	$8.125	$8.909
Accumulation unit value at end of period	$18.734	$16.460	$13.313	$15.047	$12.233	$11.645	$12.069	$11.766	$9.549	$8.125
Number of accumulation units outstanding at end of period (in thousands)	119	126	153	155	185	185	225	258	191	204

APP I-27

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131	$14.427
Accumulation unit value at end of period	$29.736	$26.179	$21.217	$24.028	$19.573	$18.670	$19.388	$18.939	$15.402	$13.131
Number of accumulation units outstanding at end of period (in thousands)	104	112	117	129	152	152	180	171	206	197
American Funds EuroPacific Growth Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.146	$11.982	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.819	$15.146	$11.982	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	5	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.855	$24.457	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.259	$30.855	$24.457	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	74	74	78	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321	$19.041
Accumulation unit value at end of period	$37.156	$30.011	$23.824	$28.327	$21.845	$21.870	$22.229	$23.012	$19.307	$16.321
Number of accumulation units outstanding at end of period (in thousands)	104	110	148	121	121	126	133	179	133	114
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.218	$22.434	$26.715	$20.633	$20.687	$21.059	$21.833	$18.345	$15.531	$18.147
Accumulation unit value at end of period	$34.884	$28.218	$22.434	$26.715	$20.633	$20.687	$21.059	$21.833	$18.345	$15.531
Number of accumulation units outstanding at end of period (in thousands)	25	28	46	69	87	74	53	40	33	17
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.576	$11.600	$13.827	$10.690	$10.728	$10.932	$11.345	$9.543	$8.087	$9.458
Accumulation unit value at end of period	$18.001	$14.576	$11.600	$13.827	$10.690	$10.728	$10.932	$11.345	$9.543	$8.087
Number of accumulation units outstanding at end of period (in thousands)	111	132	168	157	184	196	164	148	176	136

APP I-28

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.128	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732	$18.418
Accumulation unit value at end of period	$34.704	$28.128	$22.408	$26.737	$20.691	$20.787	$21.203	$22.026	$18.545	$15.732
Number of accumulation units outstanding at end of period (in thousands)	37	40	41	48	56	60	79	86	87	109
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.034	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976	$9.356
Accumulation unit value at end of period	$17.281	$14.034	$11.202	$13.394	$10.386	$10.455	$10.686	$11.123	$9.383	$7.976
Number of accumulation units outstanding at end of period (in thousands)	93	81	100	146	193	197	199	215	160	128
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084	$17.730
Accumulation unit value at end of period	$32.099	$26.121	$20.892	$25.030	$19.447	$19.615	$20.088	$20.951	$17.710	$15.084
Number of accumulation units outstanding at end of period (in thousands)	98	109	116	129	160	160	165	167	188	178
American Funds Fundamental Investors FundSM
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.326	$19.945	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.976	$25.326	$19.945	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	7	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.314	$19.185	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.762	$24.314	$19.185	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	93	101	104	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.761	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$10.286	$8.852	$9.099
Accumulation unit value at end of period	$27.089	$23.761	$18.777	$20.280	$16.579	$14.858	$14.493	$13.417	$10.286	$8.852
Number of accumulation units outstanding at end of period (in thousands)	191	198	213	226	264	355	322	362	360	312

APP I-29

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.085	$23.020	$24.900	$20.386	$18.297	$17.874	$16.572	$12.725	$10.967	$11.289
Accumulation unit value at end of period	$33.110	$29.085	$23.020	$24.900	$20.386	$18.297	$17.874	$16.572	$12.725	$10.967
Number of accumulation units outstanding at end of period (in thousands)	6	6	21	33	33	27	50	102	121	57
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.023	$18.240	$19.750	$16.185	$14.541	$14.219	$13.197	$10.143	$8.751	$9.017
Accumulation unit value at end of period	$26.183	$23.023	$18.240	$19.750	$16.185	$14.541	$14.219	$13.197	$10.143	$8.751
Number of accumulation units outstanding at end of period (in thousands)	87	113	122	123	145	141	135	127	121	118
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.307	$22.448	$24.331	$19.960	$17.950	$17.570	$16.323	$12.559	$10.846	$11.187
Accumulation unit value at end of period	$32.160	$28.307	$22.448	$24.331	$19.960	$17.950	$17.570	$16.323	$12.559	$10.846
Number of accumulation units outstanding at end of period (in thousands)	9	9	4	5	9	8	8	25	35	65
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.169	$17.616	$19.131	$15.726	$14.170	$13.899	$12.938	$9.974	$8.631	$8.920
Accumulation unit value at end of period	$25.136	$22.169	$17.616	$19.131	$15.726	$14.170	$13.899	$12.938	$9.974	$8.631
Number of accumulation units outstanding at end of period (in thousands)	133	121	143	163	222	245	268	271	184	144
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607	$10.984
Accumulation unit value at end of period	$30.340	$26.812	$21.348	$23.232	$19.134	$17.276	$16.979	$15.837	$12.233	$10.607
Number of accumulation units outstanding at end of period (in thousands)	96	101	109	117	154	162	187	206	261	274
American Funds New Perspective Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.434	$18.107	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.108	$23.434	$18.107	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-30

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.894	$17.725	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.329	$22.894	$17.725	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	15	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.830	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$10.920	$9.116	$9.951
Accumulation unit value at end of period	$30.199	$22.830	$17.702	$18.960	$14.834	$14.687	$14.058	$13.737	$10.920	$9.116
Number of accumulation units outstanding at end of period (in thousands)	65	65	74	88	102	124	110	99	84	69
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.519	$22.146	$23.756	$18.614	$18.458	$17.693	$17.315	$13.786	$11.525	$12.599
Accumulation unit value at end of period	$37.668	$28.519	$22.146	$23.756	$18.614	$18.458	$17.693	$17.315	$13.786	$11.525
Number of accumulation units outstanding at end of period (in thousands)	22	20	17	16	3	2	2	14	33	11
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.121	$17.195	$18.464	$14.482	$14.375	$13.793	$13.512	$10.768	$9.011	$9.861
Accumulation unit value at end of period	$29.189	$22.121	$17.195	$18.464	$14.482	$14.375	$13.793	$13.512	$10.768	$9.011
Number of accumulation units outstanding at end of period (in thousands)	44	62	63	60	72	75	47	33	33	29
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.755	$21.596	$23.213	$18.225	$18.108	$17.393	$17.055	$13.606	$11.397	$12.485
Accumulation unit value at end of period	$36.587	$27.755	$21.596	$23.213	$18.225	$18.108	$17.393	$17.055	$13.606	$11.397
Number of accumulation units outstanding at end of period (in thousands)	37	33	33	37	44	45	39	46	43	56
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.300	$16.607	$17.886	$14.070	$14.008	$13.482	$13.247	$10.589	$8.887	$9.755
Accumulation unit value at end of period	$28.022	$21.300	$16.607	$17.886	$14.070	$14.008	$13.482	$13.247	$10.589	$8.887
Number of accumulation units outstanding at end of period (in thousands)	63	64	76	81	100	98	101	84	71	63

APP I-31

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146	$12.259
Accumulation unit value at end of period	$34.516	$26.290	$20.538	$22.164	$17.471	$17.428	$16.807	$16.547	$13.253	$11.146
Number of accumulation units outstanding at end of period (in thousands)	73	70	75	85	97	90	92	106	100	100
American Funds SMALLCAP World Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.427	$17.223	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.691	$22.427	$17.223	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.909	$16.859	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.923	$21.909	$16.859	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.772	$15.238	$17.011	$13.519	$12.883	$12.660	$12.537	$9.771	$8.076	$9.506
Accumulation unit value at end of period	$26.964	$19.772	$15.238	$17.011	$13.519	$12.883	$12.660	$12.537	$9.771	$8.076
Number of accumulation units outstanding at end of period (in thousands)	21	20	21	33	32	32	32	27	13	7
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.368	$20.351	$22.755	$18.110	$17.284	$17.010	$16.870	$13.168	$10.900	$12.849
Accumulation unit value at end of period	$35.905	$26.368	$20.351	$22.755	$18.110	$17.284	$17.010	$16.870	$13.168	$10.900
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	11	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.164	$14.805	$16.571	$13.201	$12.612	$12.424	$12.334	$9.637	$7.986	$9.422
Accumulation unit value at end of period	$26.069	$19.164	$14.805	$16.571	$13.201	$12.612	$12.424	$12.334	$9.637	$7.986
Number of accumulation units outstanding at end of period (in thousands)	2	4	5	5	12	11	7	5	4	11

APP I-32

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.662	$19.846	$22.235	$17.731	$16.957	$16.721	$16.617	$12.996	$10.780	$12.732
Accumulation unit value at end of period	$34.874	$25.662	$19.846	$22.235	$17.731	$16.957	$16.721	$16.617	$12.996	$10.780
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	4	5	11
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.457	$14.303	$16.056	$12.830	$12.294	$12.147	$12.096	$9.479	$7.878	$9.324
Accumulation unit value at end of period	$25.033	$18.457	$14.303	$16.056	$12.830	$12.294	$12.147	$12.096	$9.479	$7.878
Number of accumulation units outstanding at end of period (in thousands)	3	3	5	8	13	10	12	9	5	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.307	$18.873	$21.230	$16.998	$16.320	$16.157	$16.121	$12.659	$10.542	$12.501
Accumulation unit value at end of period	$32.900	$24.307	$18.873	$21.230	$16.998	$16.320	$16.157	$16.121	$12.659	$10.542
Number of accumulation units outstanding at end of period (in thousands)	12	13	13	13	14	13	14	16	16	16
American Funds The Bond Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.750	$12.786	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.159	$13.750	$12.786	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.308	$12.399	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.642	$13.308	$12.399	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	31	31	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.252	$12.365	$12.481	$12.189	$11.959	$12.029	$11.490	$11.819	$11.253	$10.654
Accumulation unit value at end of period	$14.559	$13.252	$12.365	$12.481	$12.189	$11.959	$12.029	$11.490	$11.819	$11.253
Number of accumulation units outstanding at end of period (in thousands)	79	75	84	98	95	116	115	87	102	94

APP I-33

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.779	$12.877	$13.017	$12.731	$12.509	$12.601	$12.055	$12.418	$11.842	$11.228
Accumulation unit value at end of period	$15.115	$13.779	$12.876	$13.017	$12.731	$12.509	$12.601	$12.055	$12.418	$11.842
Number of accumulation units outstanding at end of period (in thousands)	8	10	14	17	19	17	17	46	64	39
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.841	$12.012	$12.155	$11.900	$11.704	$11.802	$11.302	$11.654	$11.124	$10.558
Accumulation unit value at end of period	$14.072	$12.841	$12.012	$12.155	$11.900	$11.704	$11.802	$11.302	$11.654	$11.124
Number of accumulation units outstanding at end of period (in thousands)	44	50	52	55	57	50	43	40	40	40
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.410	$12.557	$12.719	$12.465	$12.272	$12.387	$11.874	$12.257	$11.711	$11.126
Accumulation unit value at end of period	$14.681	$13.410	$12.557	$12.719	$12.465	$12.272	$12.387	$11.874	$12.257	$11.711
Number of accumulation units outstanding at end of period (in thousands)	33	37	35	33	29	27	27	26	32	44
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.364	$11.601	$11.774	$11.562	$11.406	$11.536	$11.080	$11.460	$10.972	$10.444
Accumulation unit value at end of period	$13.509	$12.364	$11.601	$11.774	$11.562	$11.406	$11.536	$11.080	$11.460	$10.972
Number of accumulation units outstanding at end of period (in thousands)	35	40	37	44	69	79	67	76	73	78
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453	$10.925
Accumulation unit value at end of period	$13.850	$12.702	$11.942	$12.144	$11.949	$11.812	$11.970	$11.520	$11.939	$11.453
Number of accumulation units outstanding at end of period (in thousands)	75	72	72	89	127	131	127	154	173	187
American Funds The Growth Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.097	$21.250	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.173	$27.097	$21.250	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	5	-	-	-	-	-	-	-

APP I-34

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.325	$29.329	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.102	$37.325	$29.329	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	89	109	119	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261	$12.991
Accumulation unit value at end of period	$49.628	$36.303	$28.569	$29.677	$23.726	$22.054	$21.103	$19.468	$14.664	$12.261
Number of accumulation units outstanding at end of period (in thousands)	311	312	323	288	302	335	309	282	343	374
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.426	$29.497	$30.688	$24.570	$22.873	$21.920	$20.252	$15.277	$12.793	$13.575
Accumulation unit value at end of period	$51.087	$37.426	$29.497	$30.688	$24.570	$22.873	$21.920	$20.252	$15.277	$12.793
Number of accumulation units outstanding at end of period (in thousands)	57	58	66	87	80	81	103	125	147	93
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.744	$19.521	$20.330	$16.293	$15.183	$14.565	$13.470	$10.171	$8.526	$9.056
Accumulation unit value at end of period	$33.742	$24.744	$19.521	$20.330	$16.293	$15.183	$14.565	$13.470	$10.171	$8.526
Number of accumulation units outstanding at end of period (in thousands)	125	151	172	257	306	352	291	292	327	345
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.026	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818	$12.566
Accumulation unit value at end of period	$46.353	$34.026	$26.871	$28.012	$22.472	$20.962	$20.129	$18.634	$14.085	$11.818
Number of accumulation units outstanding at end of period (in thousands)	85	102	107	135	194	205	228	220	206	283
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.826	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409	$8.959
Accumulation unit value at end of period	$32.392	$23.826	$18.853	$19.693	$15.830	$14.796	$14.236	$13.206	$10.002	$8.409
Number of accumulation units outstanding at end of period (in thousands)	181	217	255	286	338	329	396	376	304	344

APP I-35

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332	$12.097
Accumulation unit value at end of period	$42.874	$31.598	$25.054	$26.223	$21.121	$19.781	$19.070	$17.725	$13.451	$11.332
Number of accumulation units outstanding at end of period (in thousands)	237	246	257	281	353	353	388	443	520	495
American Funds The Income Fund of America®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.437	$17.275	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.357	$20.437	$17.275	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.688	$15.828	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.489	$18.688	$15.828	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	88	96	107	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.094	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$10.769	$9.699	$9.267
Accumulation unit value at end of period	$18.841	$18.094	$15.348	$16.316	$14.518	$13.244	$13.562	$12.619	$10.769	$9.699
Number of accumulation units outstanding at end of period (in thousands)	204	203	251	294	339	411	392	303	287	245
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.593	$18.344	$19.531	$17.404	$15.901	$16.307	$15.196	$12.988	$11.715	$11.209
Accumulation unit value at end of period	$22.452	$21.593	$18.344	$19.531	$17.404	$15.901	$16.307	$15.196	$12.988	$11.715
Number of accumulation units outstanding at end of period (in thousands)	16	15	16	12	17	16	49	94	101	72
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.532	$14.909	$15.889	$14.173	$12.962	$13.307	$12.412	$10.619	$9.588	$9.183
Accumulation unit value at end of period	$18.211	$17.532	$14.909	$15.889	$14.173	$12.962	$13.307	$12.412	$10.619	$9.588
Number of accumulation units outstanding at end of period (in thousands)	70	78	80	137	139	142	132	113	163	169
APP I-36

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.016	$17.889	$19.085	$17.040	$15.600	$16.031	$14.967	$12.818	$11.586	$11.107
Accumulation unit value at end of period	$21.808	$21.016	$17.889	$19.085	$17.040	$15.600	$16.031	$14.967	$12.818	$11.586
Number of accumulation units outstanding at end of period (in thousands)	65	65	61	68	62	64	57	43	36	50
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.881	$14.398	$15.392	$13.770	$12.632	$13.007	$12.168	$10.442	$9.457	$9.084
Accumulation unit value at end of period	$17.483	$16.881	$14.398	$15.392	$13.770	$12.632	$13.007	$12.168	$10.442	$9.457
Number of accumulation units outstanding at end of period (in thousands)	38	38	45	70	107	107	129	136	104	88
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330	$10.906
Accumulation unit value at end of period	$20.573	$19.906	$17.012	$18.222	$16.335	$15.014	$15.491	$14.521	$12.486	$11.330
Number of accumulation units outstanding at end of period (in thousands)	84	92	101	105	135	135	134	154	164	175
American Funds Investment Company of America®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.331	$19.637	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.727	$24.331	$19.637	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.220	$17.970	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.272	$22.220	$17.970	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	67	64	65	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.538	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$9.792	$8.543	$8.771
Accumulation unit value at end of period	$24.459	$21.538	$17.444	$18.820	$15.857	$13.959	$14.285	$12.855	$9.792	$8.543
Number of accumulation units outstanding at end of period (in thousands)	137	137	152	154	164	170	140	69	89	79

APP I-37

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.356	$20.567	$22.223	$18.752	$16.532	$16.944	$15.270	$11.649	$10.179	$10.466
Accumulation unit value at end of period	$28.751	$25.356	$20.567	$22.223	$18.752	$16.532	$16.944	$15.270	$11.649	$10.179
Number of accumulation units outstanding at end of period (in thousands)	6	8	11	13	13	13	36	87	109	85
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.870	$16.945	$18.328	$15.481	$13.661	$14.016	$12.645	$9.656	$8.445	$8.692
Accumulation unit value at end of period	$23.641	$20.870	$16.945	$18.328	$15.481	$13.661	$14.016	$12.645	$9.656	$8.445
Number of accumulation units outstanding at end of period (in thousands)	53	72	77	76	110	111	79	66	41	52
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.677	$20.056	$21.715	$18.360	$16.218	$16.656	$15.041	$11.497	$10.066	$10.371
Accumulation unit value at end of period	$27.926	$24.677	$20.056	$21.715	$18.360	$16.218	$16.656	$15.041	$11.497	$10.066
Number of accumulation units outstanding at end of period (in thousands)	19	20	14	13	24	25	25	52	48	62
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.095	$16.365	$17.754	$15.041	$13.313	$13.700	$12.396	$9.495	$8.329	$8.599
Accumulation unit value at end of period	$22.695	$20.095	$16.365	$17.754	$15.041	$13.313	$13.700	$12.396	$9.495	$8.329
Number of accumulation units outstanding at end of period (in thousands)	66	65	80	105	77	87	78	105	102	92
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844	$10.183
Accumulation unit value at end of period	$26.345	$23.374	$19.073	$20.734	$17.601	$15.609	$16.095	$14.593	$11.199	$9.844
Number of accumulation units outstanding at end of period (in thousands)	72	75	89	108	160	148	166	174	180	156
American Funds The New Economy Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.684	$23.584	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.429	$29.684	$23.584	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-38

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.762	$22.102	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.803	$27.762	$22.102	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	13	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.934	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$11.024	$8.965	$9.579
Accumulation unit value at end of period	$35.652	$26.934	$21.475	$22.610	$16.969	$16.739	$16.261	$15.681	$11.024	$8.965
Number of accumulation units outstanding at end of period (in thousands)	22	23	23	20	25	31	34	32	27	30
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.300	$26.590	$28.038	$21.074	$20.820	$20.255	$19.563	$13.773	$11.217	$12.004
Accumulation unit value at end of period	$44.012	$33.300	$26.590	$28.038	$21.074	$20.820	$20.255	$19.563	$13.773	$11.217
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	6	10	4	6
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.098	$20.860	$22.018	$16.566	$16.383	$15.955	$15.424	$10.871	$8.862	$9.493
Accumulation unit value at end of period	$34.459	$26.098	$20.860	$22.018	$16.566	$16.383	$15.955	$15.424	$10.871	$8.862
Number of accumulation units outstanding at end of period (in thousands)	9	9	12	13	8	7	5	9	4	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.409	$25.930	$27.397	$20.634	$20.425	$19.911	$19.269	$13.594	$11.093	$11.895
Accumulation unit value at end of period	$42.749	$32.409	$25.930	$27.397	$20.634	$20.425	$19.911	$19.269	$13.594	$11.093
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	6	8	6	5	1	4	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.130	$20.146	$21.329	$16.096	$15.965	$15.594	$15.121	$10.689	$8.740	$9.391
Accumulation unit value at end of period	$33.081	$25.130	$20.146	$21.329	$16.096	$15.965	$15.594	$15.121	$10.689	$8.740
Number of accumulation units outstanding at end of period (in thousands)	11	12	12	14	21	25	29	29	21	20

APP I-39

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849	$11.680
Accumulation unit value at end of period	$40.329	$30.697	$24.659	$26.160	$19.780	$19.659	$19.241	$18.695	$13.241	$10.849
Number of accumulation units outstanding at end of period (in thousands)	20	24	25	25	32	27	29	29	26	24
American Funds Washington Mutual Investors FundSM
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.121	$20.908	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.002	$26.121	$20.908	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.518	$20.467	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.302	$25.518	$20.467	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	46	48	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.710	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$9.911	$8.887	$8.373
Accumulation unit value at end of period	$24.261	$22.710	$18.242	$18.958	$15.913	$14.153	$14.297	$12.965	$9.911	$8.887
Number of accumulation units outstanding at end of period (in thousands)	12	11	15	21	28	29	26	18	60	42
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.321	$21.978	$22.875	$19.230	$17.128	$17.328	$15.738	$12.049	$10.820	$10.209
Accumulation unit value at end of period	$29.142	$27.321	$21.978	$22.875	$19.230	$17.128	$17.328	$15.738	$12.049	$10.820
Number of accumulation units outstanding at end of period (in thousands)	10	9	9	8	7	7	12	16	21	16
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.006	$17.720	$18.462	$15.535	$13.851	$14.027	$12.752	$9.773	$8.785	$8.297
Accumulation unit value at end of period	$23.450	$22.006	$17.720	$18.462	$15.535	$13.851	$14.027	$12.752	$9.773	$8.785
Number of accumulation units outstanding at end of period (in thousands)	19	32	32	31	25	32	25	18	14	47

APP I-40

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.589	$21.433	$22.353	$18.828	$16.804	$17.034	$15.501	$11.892	$10.700	$10.116
Accumulation unit value at end of period	$28.306	$26.589	$21.433	$22.353	$18.828	$16.804	$17.034	$15.501	$11.892	$10.700
Number of accumulation units outstanding at end of period (in thousands)	43	41	41	30	31	32	31	31	32	38
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.189	$17.113	$17.884	$15.094	$13.498	$13.711	$12.502	$9.610	$8.664	$8.208
Accumulation unit value at end of period	$22.511	$21.189	$17.113	$17.884	$15.094	$13.498	$13.711	$12.502	$9.610	$8.664
Number of accumulation units outstanding at end of period (in thousands)	27	29	44	59	67	68	65	53	36	30
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465	$9.933
Accumulation unit value at end of period	$26.704	$25.185	$20.382	$21.343	$18.049	$16.173	$16.460	$15.039	$11.584	$10.465
Number of accumulation units outstanding at end of period (in thousands)	41	41	44	43	58	50	74	88	97	85
Ave Maria Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$37.810	$27.621	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.688	$37.810	$27.621	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.073	$27.137	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.730	$37.073	$27.137	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541	$13.935
Accumulation unit value at end of period	$43.024	$36.530	$26.779	$27.408	$21.627	$19.394	$20.033	$18.728	$14.314	$12.541
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	-	-	-

APP I-41

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.994	$26.426	$27.088	$21.407	$19.225	$19.888	$18.621	$14.253	$12.507	$13.910
Accumulation unit value at end of period	$42.330	$35.994	$26.426	$27.088	$21.407	$19.225	$19.888	$18.621	$14.253	$12.507
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$35.642	$26.194	$26.877	$21.261	$19.113	$19.792	$18.549	$14.213	$12.484	$13.894
Accumulation unit value at end of period	$41.874	$35.642	$26.194	$26.877	$21.261	$19.113	$19.792	$18.549	$14.213	$12.484
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461	$13.878
Accumulation unit value at end of period	$41.422	$35.292	$25.963	$26.667	$21.116	$19.001	$19.697	$18.478	$14.172	$12.461
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415	$13.845
Accumulation unit value at end of period	$40.533	$34.604	$25.508	$26.252	$20.829	$18.781	$19.507	$18.337	$14.092	$12.415
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	1	2	6	5	4	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369	$13.812
Accumulation unit value at end of period	$39.664	$33.930	$25.061	$25.844	$20.546	$18.562	$19.319	$18.196	$14.012	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	8	8	7	6	4	3
Ave Maria Rising Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.338	$23.815	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.248	$30.338	$23.815	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-42

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.747	$23.398	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.556	$29.747	$23.398	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891	$12.761
Accumulation unit value at end of period	$31.047	$29.311	$23.089	$24.377	$20.971	$18.274	$19.515	$17.947	$13.475	$11.891
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	8	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.881	$22.785	$24.092	$20.757	$18.115	$19.374	$17.844	$13.418	$11.858	$12.738
Accumulation unit value at end of period	$30.546	$28.881	$22.785	$24.092	$20.757	$18.115	$19.374	$17.844	$13.418	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	37	34	15	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.598	$22.585	$23.904	$20.615	$18.009	$19.280	$17.775	$13.380	$11.836	$12.723
Accumulation unit value at end of period	$30.216	$28.598	$22.585	$23.904	$20.615	$18.009	$19.280	$17.775	$13.380	$11.836
Number of accumulation units outstanding at end of period (in thousands)	4	3	14	13	11	11	9	8	7	7
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815	$12.708
Accumulation unit value at end of period	$29.890	$28.318	$22.386	$23.717	$20.475	$17.904	$19.187	$17.707	$13.342	$11.815
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	8	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771	$12.678
Accumulation unit value at end of period	$29.249	$27.766	$21.993	$23.348	$20.196	$17.696	$19.002	$17.571	$13.266	$11.771
Number of accumulation units outstanding at end of period (in thousands)	10	9	15	29	26	26	26	33	14	6

APP I-43

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728	$12.648
Accumulation unit value at end of period	$28.621	$27.225	$21.608	$22.985	$19.922	$17.490	$18.819	$17.437	$13.191	$11.728
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	10	8	7	5	3	5	4
Ave Maria Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.592	$10.463	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.347	$12.592	$10.463	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.480	$10.391	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.202	$12.480	$10.391	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829	$12.970
Accumulation unit value at end of period	$13.094	$12.397	$10.337	$11.386	$9.720	$8.389	$14.078	$15.378	$12.220	$11.829
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	10	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.314	$10.284	$11.344	$9.699	$8.383	$13.976	$15.290	$12.168	$11.797	$12.948
Accumulation unit value at end of period	$12.987	$12.314	$10.284	$11.344	$9.699	$8.383	$13.976	$15.290	$12.168	$11.797
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.259	$10.248	$11.316	$9.684	$8.379	$13.908	$15.231	$12.133	$11.775	$12.932
Accumulation unit value at end of period	$12.917	$12.259	$10.248	$11.316	$9.684	$8.379	$13.908	$15.231	$12.133	$11.775
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-44

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753	$12.917
Accumulation unit value at end of period	$12.846	$12.205	$10.213	$11.288	$9.670	$8.375	$13.841	$15.173	$12.099	$11.753
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	9	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710	$12.887
Accumulation unit value at end of period	$12.707	$12.096	$10.142	$11.233	$9.642	$8.368	$13.708	$15.056	$12.030	$11.710
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	6	5	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667	$12.856
Accumulation unit value at end of period	$12.569	$11.989	$10.072	$11.178	$9.614	$8.360	$13.575	$14.941	$11.962	$11.667
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	-	-	-	-
BlackRock Advantage Large Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$48.077	$36.098	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$64.372	$48.077	$36.098	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$47.048	$35.396	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$62.868	$47.048	$35.396	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$46.290	$34.879	$36.101	$29.465	$26.924	$26.736	$26.668	$21.660	$19.622	$20.883
Accumulation unit value at end of period	$61.763	$46.290	$34.879	$36.101	$29.465	$26.924	$26.736	$26.668	$21.660	$19.622
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-45

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$45.545	$34.368	$35.627	$29.122	$26.649	$26.503	$26.476	$21.536	$19.539	$20.826
Accumulation unit value at end of period	$60.677	$45.545	$34.368	$35.627	$29.122	$26.649	$26.503	$26.476	$21.536	$19.539
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$45.055	$34.033	$35.314	$28.895	$26.468	$26.349	$26.348	$21.454	$19.484	$20.788
Accumulation unit value at end of period	$59.964	$45.055	$34.033	$35.314	$28.895	$26.468	$26.349	$26.348	$21.454	$19.484
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$44.570	$33.700	$35.004	$28.670	$26.288	$26.196	$26.222	$21.372	$19.429	$20.750
Accumulation unit value at end of period	$59.260	$44.570	$33.700	$35.004	$28.670	$26.288	$26.196	$26.222	$21.372	$19.429
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$43.615	$33.044	$34.393	$28.225	$25.932	$25.893	$25.970	$21.209	$19.320	$20.675
Accumulation unit value at end of period	$57.875	$43.615	$33.044	$34.393	$28.225	$25.932	$25.893	$25.970	$21.209	$19.320
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$42.681	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211	$20.600
Accumulation unit value at end of period	$56.523	$42.681	$32.402	$33.791	$27.787	$25.580	$25.593	$25.721	$21.048	$19.211
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	5	4	3	2	2	1
BlackRock Advantage Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-46

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.476	$9.382	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.551	$12.476	$9.382	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	21	19	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.441	$9.370	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.481	$12.441	$9.370	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	17	25	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.407	$9.358	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.411	$12.407	$9.358	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.384	$9.350	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.365	$12.384	$9.350	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.362	$9.343	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.318	$12.362	$9.343	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	14	14	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.316	$9.327	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.226	$12.316	$9.327	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	11	-	-	-	-	-	-	-

APP I-47

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.271	$9.311	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.134	$12.271	$9.311	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	8	-	-	-	-	-	-	-
BlackRock Capital Appreciation Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$53.160	$40.379	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$74.361	$53.160	$40.379	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$52.022	$39.594	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$72.624	$52.022	$39.594	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$51.185	$39.015	$38.543	$29.214	$29.467	$27.714	$25.707	$19.309	$17.034	$18.840
Accumulation unit value at end of period	$71.348	$51.185	$39.015	$38.543	$29.214	$29.467	$27.714	$25.707	$19.309	$17.034
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	4	3	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$50.361	$38.444	$38.036	$28.873	$29.167	$27.473	$25.521	$19.199	$16.962	$18.789
Accumulation unit value at end of period	$70.094	$50.361	$38.444	$38.036	$28.873	$29.167	$27.473	$25.521	$19.199	$16.962
Number of accumulation units outstanding at end of period (in thousands)	-	2	3	4	4	7	8	12	13	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$49.819	$38.068	$37.702	$28.649	$28.968	$27.314	$25.399	$19.125	$16.914	$18.754
Accumulation unit value at end of period	$69.270	$49.819	$38.068	$37.702	$28.649	$28.968	$27.314	$25.399	$19.125	$16.914
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	1

APP I-48

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$49.282	$37.696	$37.371	$28.426	$28.772	$27.155	$25.277	$19.052	$16.866	$18.720
Accumulation unit value at end of period	$68.456	$49.282	$37.696	$37.371	$28.426	$28.772	$27.155	$25.277	$19.052	$16.866
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$48.227	$36.963	$36.718	$27.984	$28.382	$26.841	$25.034	$18.907	$16.771	$18.652
Accumulation unit value at end of period	$66.857	$48.227	$36.963	$36.718	$27.984	$28.382	$26.841	$25.034	$18.907	$16.771
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	2	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$47.195	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677	$18.584
Accumulation unit value at end of period	$65.295	$47.195	$36.244	$36.077	$27.550	$27.997	$26.530	$24.794	$18.763	$16.677
Number of accumulation units outstanding at end of period (in thousands)	1	3	1	1	2	2	3	2	1	2
BlackRock Equity Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$44.693	$35.176	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.249	$44.693	$35.176	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$43.736	$34.492	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.168	$43.736	$34.492	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.032	$33.987	$36.902	$31.852	$27.596	$27.843	$25.658	$20.738	$18.622	$17.723
Accumulation unit value at end of period	$44.374	$43.032	$33.987	$36.902	$31.852	$27.596	$27.843	$25.658	$20.738	$18.622
Number of accumulation units outstanding at end of period (in thousands)	16	16	17	1	26	25	15	16	21	21

APP I-49

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$42.339	$33.490	$36.417	$31.481	$27.315	$27.601	$25.473	$20.619	$18.543	$17.674
Accumulation unit value at end of period	$43.594	$42.339	$33.490	$36.417	$31.481	$27.315	$27.601	$25.473	$20.619	$18.543
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	31	31	29	33	29	27	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.883	$33.163	$36.097	$31.235	$27.130	$27.441	$25.351	$20.540	$18.491	$17.642
Accumulation unit value at end of period	$43.082	$41.883	$33.163	$36.097	$31.235	$27.130	$27.441	$25.351	$20.540	$18.491
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	1	1	5	5	6	7
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$41.433	$32.839	$35.781	$30.992	$26.945	$27.281	$25.229	$20.462	$18.439	$17.610
Accumulation unit value at end of period	$42.576	$41.433	$32.839	$35.781	$30.992	$26.945	$27.281	$25.229	$20.462	$18.439
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	4	3	5	2	1	15
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$40.546	$32.200	$35.155	$30.511	$26.580	$26.966	$24.987	$20.306	$18.335	$17.546
Accumulation unit value at end of period	$41.581	$40.546	$32.200	$35.155	$30.511	$26.580	$26.966	$24.987	$20.306	$18.335
Number of accumulation units outstanding at end of period (in thousands)	13	13	14	12	14	13	16	7	6	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.678	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232	$17.482
Accumulation unit value at end of period	$40.610	$39.678	$31.574	$34.541	$30.038	$26.220	$26.654	$24.747	$20.152	$18.232
Number of accumulation units outstanding at end of period (in thousands)	22	23	28	26	34	34	31	31	22	12
BlackRock Global Allocation Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.159	$13.806	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.489	$16.159	$13.806	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-50

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.757	$13.491	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.967	$15.757	$13.491	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	45	47	46	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.198	$15.604	$16.977	$15.056	$14.585	$14.814	$14.615	$12.836	$11.726	$12.238
Accumulation unit value at end of period	$21.872	$18.198	$15.604	$16.977	$15.056	$14.585	$14.814	$14.615	$12.836	$11.726
Number of accumulation units outstanding at end of period (in thousands)	55	54	58	56	78	83	137	140	211	156
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.184	$17.332	$18.886	$16.774	$16.274	$16.554	$16.356	$14.386	$13.162	$13.758
Accumulation unit value at end of period	$24.222	$20.184	$17.332	$18.886	$16.774	$16.274	$16.554	$16.356	$14.386	$13.162
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	8	15	6	5	13	4	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.360	$14.062	$15.339	$13.637	$13.243	$13.485	$13.337	$11.743	$10.754	$11.252
Accumulation unit value at end of period	$19.613	$16.360	$14.062	$15.339	$13.637	$13.243	$13.485	$13.337	$11.743	$10.754
Number of accumulation units outstanding at end of period (in thousands)	19	18	16	59	72	68	68	65	57	60
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.644	$16.902	$18.455	$16.424	$15.966	$16.274	$16.111	$14.199	$13.017	$13.633
Accumulation unit value at end of period	$23.527	$19.644	$16.902	$18.455	$16.424	$15.966	$16.274	$16.111	$14.199	$13.017
Number of accumulation units outstanding at end of period (in thousands)	53	49	43	53	32	27	37	30	36	35
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.752	$13.581	$14.858	$13.250	$12.906	$13.181	$13.075	$11.547	$10.606	$11.131
Accumulation unit value at end of period	$18.829	$15.752	$13.581	$14.858	$13.250	$12.906	$13.181	$13.075	$11.547	$10.606
Number of accumulation units outstanding at end of period (in thousands)	136	142	177	176	145	126	139	131	100	77

APP I-51

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.608	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731	$13.388
Accumulation unit value at end of period	$22.197	$18.608	$16.075	$17.622	$15.746	$15.367	$15.726	$15.631	$13.832	$12.731
Number of accumulation units outstanding at end of period (in thousands)	53	60	64	64	107	110	125	117	128	98
BlackRock International Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.700	$12.742	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.063	$15.700	$12.741	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.394	$12.518	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.697	$15.394	$12.518	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.168	$12.353	$14.317	$12.362	$12.364	$12.545	$14.235	$11.714	$9.974	$11.713
Accumulation unit value at end of period	$16.427	$15.168	$12.353	$14.317	$12.362	$12.364	$12.545	$14.235	$11.714	$9.974
Number of accumulation units outstanding at end of period (in thousands)	5	4	26	23	3	3	2	2	1	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.945	$12.190	$14.149	$12.235	$12.256	$12.454	$14.153	$11.664	$9.947	$11.698
Accumulation unit value at end of period	$16.162	$14.945	$12.190	$14.149	$12.235	$12.256	$12.454	$14.153	$11.664	$9.947
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	4	3	2	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.799	$12.083	$14.039	$12.152	$12.184	$12.394	$14.099	$11.630	$9.928	$11.688
Accumulation unit value at end of period	$15.988	$14.799	$12.083	$14.039	$12.152	$12.184	$12.394	$14.099	$11.630	$9.928
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	21	22	19	-	-	-

APP I-52

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.654	$11.976	$13.929	$12.069	$12.113	$12.334	$14.045	$11.597	$9.910	$11.678
Accumulation unit value at end of period	$15.815	$14.654	$11.976	$13.929	$12.069	$12.113	$12.334	$14.045	$11.597	$9.910
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	5	4	3	2	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.368	$11.766	$13.712	$11.905	$11.972	$12.215	$13.937	$11.531	$9.873	$11.659
Accumulation unit value at end of period	$15.476	$14.368	$11.766	$13.712	$11.905	$11.972	$12.215	$13.937	$11.531	$9.873
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	5	4	2	2	15	4	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.088	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837	$11.639
Accumulation unit value at end of period	$15.144	$14.088	$11.560	$13.499	$11.743	$11.833	$12.097	$13.830	$11.466	$9.837
Number of accumulation units outstanding at end of period (in thousands)	12	16	16	15	15	11	9	6	12	4
BlackRock LifePath® Dynamic 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.248	$14.497	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.394	$17.248	$14.497	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.976	$14.297	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.049	$16.976	$14.297	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.774	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$10.000	$-
Accumulation unit value at end of period	$18.795	$16.774	$14.148	$14.947	$13.038	$12.298	$12.635	$12.099	$10.903	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	-	4	-	-

APP I-53

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.575	$14.001	$14.814	$12.941	$12.225	$12.578	$12.063	$10.887	$10.000	$-
Accumulation unit value at end of period	$18.543	$16.575	$14.001	$14.814	$12.941	$12.225	$12.578	$12.063	$10.887	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.443	$13.904	$14.726	$12.877	$12.177	$12.541	$12.039	$10.877	$10.000	$-
Accumulation unit value at end of period	$18.378	$16.443	$13.904	$14.726	$12.877	$12.177	$12.541	$12.039	$10.877	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	48	15	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.313	$13.807	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$10.000	$-
Accumulation unit value at end of period	$18.214	$16.313	$13.807	$14.638	$12.813	$12.128	$12.504	$12.016	$10.866	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	6	6	4	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.055	$13.616	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$10.000	$-
Accumulation unit value at end of period	$17.890	$16.055	$13.616	$14.465	$12.687	$12.033	$12.430	$11.968	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	20	17	15	14	4	2	30	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$10.000	$-
Accumulation unit value at end of period	$17.572	$15.801	$13.428	$14.293	$12.561	$11.938	$12.357	$11.921	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	11	3	3	2	12	10	8	4	-	-
BlackRock LifePath® Dynamic 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.139	$14.925	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.429	$18.139	$14.925	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-54

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.811	$13.861	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.896	$16.811	$13.861	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	49	74	78	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.448	$14.407	$15.353	$13.140	$12.350	$12.698	$12.156	$10.769	$9.599	$9.732
Accumulation unit value at end of period	$19.582	$17.448	$14.407	$15.353	$13.140	$12.350	$12.698	$12.156	$10.769	$9.599
Number of accumulation units outstanding at end of period (in thousands)	211	191	232	256	235	224	198	182	215	204
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.577	$16.190	$17.279	$14.810	$13.940	$14.354	$13.762	$12.210	$10.900	$11.067
Accumulation unit value at end of period	$21.939	$19.577	$16.190	$17.279	$14.810	$13.940	$14.354	$13.762	$12.210	$10.900
Number of accumulation units outstanding at end of period (in thousands)	138	133	215	130	172	159	195	182	143	97
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.888	$13.152	$14.051	$12.056	$11.359	$11.708	$11.236	$9.979	$8.917	$9.063
Accumulation unit value at end of period	$17.787	$15.888	$13.152	$14.051	$12.056	$11.359	$11.708	$11.236	$9.979	$8.917
Number of accumulation units outstanding at end of period (in thousands)	35	35	53	45	50	73	65	90	149	63
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.054	$15.788	$16.884	$14.501	$13.677	$14.111	$13.556	$12.051	$10.780	$10.967
Accumulation unit value at end of period	$21.309	$19.054	$15.788	$16.884	$14.501	$13.677	$14.111	$13.556	$12.051	$10.780
Number of accumulation units outstanding at end of period (in thousands)	151	162	159	236	213	192	211	178	137	128
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.299	$12.702	$13.611	$11.713	$11.069	$11.444	$11.016	$9.813	$8.795	$8.966
Accumulation unit value at end of period	$17.076	$15.299	$12.702	$13.611	$11.713	$11.069	$11.444	$11.016	$9.813	$8.795
Number of accumulation units outstanding at end of period (in thousands)	108	116	102	119	93	113	106	112	110	85

APP I-55

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.048	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543	$10.769
Accumulation unit value at end of period	$20.105	$18.048	$15.015	$16.122	$13.902	$13.164	$13.636	$13.153	$11.740	$10.543
Number of accumulation units outstanding at end of period (in thousands)	159	146	147	160	193	207	203	220	203	152
BlackRock LifePath® Dynamic 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.076	$15.486	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.629	$19.076	$15.486	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.775	$15.272	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.245	$18.775	$15.272	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.552	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$10.000	$-
Accumulation unit value at end of period	$20.961	$18.552	$15.113	$16.279	$13.714	$12.836	$13.218	$12.631	$11.031	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.332	$14.956	$16.134	$13.613	$12.760	$13.159	$12.594	$11.015	$10.000	$-
Accumulation unit value at end of period	$20.681	$18.332	$14.956	$16.134	$13.613	$12.760	$13.159	$12.594	$11.015	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.186	$14.852	$16.038	$13.545	$12.710	$13.120	$12.569	$11.005	$10.000	$-
Accumulation unit value at end of period	$20.496	$18.186	$14.852	$16.038	$13.545	$12.710	$13.120	$12.569	$11.005	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	-	-
APP I-56

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.042	$14.749	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$10.000	$-
Accumulation unit value at end of period	$20.313	$18.042	$14.749	$15.943	$13.478	$12.659	$13.081	$12.545	$10.994	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	4	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.757	$14.545	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$10.000	$-
Accumulation unit value at end of period	$19.952	$17.757	$14.545	$15.754	$13.345	$12.559	$13.004	$12.496	$10.973	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	2	7	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$10.000	$-
Accumulation unit value at end of period	$19.598	$17.476	$14.344	$15.567	$13.213	$12.460	$12.927	$12.446	$10.952	$-
Number of accumulation units outstanding at end of period (in thousands)	25	23	20	8	9	12	6	1	-	-
BlackRock LifePath® Dynamic 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.834	$15.056	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.386	$18.834	$15.056	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.132	$13.722	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.414	$17.132	$13.722	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	67	99	101	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.902	$14.361	$15.637	$12.969	$12.103	$12.485	$11.924	$10.269	$9.020	$9.312
Accumulation unit value at end of period	$20.257	$17.902	$14.361	$15.637	$12.969	$12.103	$12.485	$11.924	$10.269	$9.020
Number of accumulation units outstanding at end of period (in thousands)	274	280	397	403	257	255	252	260	251	216

APP I-57

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.400	$16.389	$17.873	$14.845	$13.874	$14.334	$13.710	$11.825	$10.403	$10.756
Accumulation unit value at end of period	$23.049	$20.400	$16.389	$17.873	$14.845	$13.874	$14.334	$13.710	$11.825	$10.403
Number of accumulation units outstanding at end of period (in thousands)	50	50	85	54	186	173	184	185	186	130
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.164	$12.999	$14.189	$11.798	$11.037	$11.414	$10.928	$9.435	$8.309	$8.599
Accumulation unit value at end of period	$18.244	$16.164	$12.999	$14.189	$11.798	$11.037	$11.414	$10.928	$9.435	$8.309
Number of accumulation units outstanding at end of period (in thousands)	99	89	124	126	147	142	89	97	90	55
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.855	$15.983	$17.465	$14.535	$13.612	$14.091	$13.505	$11.671	$10.288	$10.658
Accumulation unit value at end of period	$22.388	$19.855	$15.983	$17.465	$14.535	$13.612	$14.091	$13.505	$11.671	$10.288
Number of accumulation units outstanding at end of period (in thousands)	152	137	119	138	106	115	132	116	89	79
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.564	$12.554	$13.745	$11.462	$10.755	$11.156	$10.714	$9.278	$8.195	$8.507
Accumulation unit value at end of period	$17.514	$15.564	$12.554	$13.745	$11.462	$10.755	$11.156	$10.714	$9.278	$8.195
Number of accumulation units outstanding at end of period (in thousands)	73	79	65	73	62	94	116	82	64	34
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.807	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062	$10.466
Accumulation unit value at end of period	$21.122	$18.807	$15.200	$16.676	$13.935	$13.101	$13.617	$13.103	$11.369	$10.062
Number of accumulation units outstanding at end of period (in thousands)	166	149	154	147	209	194	183	178	176	149
BlackRock LifePath® Dynamic 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.403	$16.212	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.231	$20.403	$16.212	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-58

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.081	$15.987	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.818	$20.081	$15.987	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.842	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$10.000	$-
Accumulation unit value at end of period	$22.513	$19.842	$15.821	$17.366	$14.300	$13.319	$13.746	$13.111	$11.150	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.606	$15.657	$17.212	$14.194	$13.240	$13.685	$13.072	$11.134	$10.000	$-
Accumulation unit value at end of period	$22.212	$19.606	$15.657	$17.212	$14.194	$13.240	$13.685	$13.072	$11.134	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.451	$15.548	$17.110	$14.124	$13.188	$13.644	$13.046	$11.123	$10.000	$-
Accumulation unit value at end of period	$22.014	$19.451	$15.548	$17.110	$14.124	$13.188	$13.644	$13.046	$11.123	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.296	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$10.000	$-
Accumulation unit value at end of period	$21.818	$19.296	$15.440	$17.008	$14.054	$13.136	$13.604	$13.021	$11.113	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.991	$15.226	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$10.000	$-
Accumulation unit value at end of period	$21.430	$18.991	$15.226	$16.806	$13.915	$13.032	$13.523	$12.970	$11.091	$-
Number of accumulation units outstanding at end of period (in thousands)	5	7	5	3	4	1	4	-	-	-

APP I-59

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$10.000	$-
Accumulation unit value at end of period	$21.049	$18.691	$15.016	$16.607	$13.777	$12.929	$13.443	$12.919	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	6	3	3	4	2	-	-	-
BlackRock LifePath® Dynamic 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.757	$18.867	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.162	$23.757	$18.867	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.294	$18.536	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.579	$23.294	$18.536	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.953	$18.292	$20.093	$16.488	$15.349	$15.847	$15.107	$12.702	$11.024	$11.548
Accumulation unit value at end of period	$26.150	$22.953	$18.292	$20.093	$16.488	$15.349	$15.847	$15.107	$12.702	$11.024
Number of accumulation units outstanding at end of period (in thousands)	5	5	4	4	10	9	7	3	1	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.616	$18.051	$19.858	$16.319	$15.215	$15.732	$15.020	$12.647	$10.993	$11.533
Accumulation unit value at end of period	$25.728	$22.616	$18.051	$19.858	$16.319	$15.215	$15.732	$15.020	$12.647	$10.993
Number of accumulation units outstanding at end of period (in thousands)	14	13	22	10	10	8	7	5	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.395	$17.892	$19.703	$16.208	$15.126	$15.656	$14.963	$12.612	$10.973	$11.524
Accumulation unit value at end of period	$25.451	$22.395	$17.892	$19.703	$16.208	$15.126	$15.656	$14.963	$12.612	$10.973
Number of accumulation units outstanding at end of period (in thousands)	31	28	39	32	24	14	13	11	16	4

APP I-60

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.175	$17.734	$19.549	$16.097	$15.038	$15.580	$14.905	$12.576	$10.953	$11.514
Accumulation unit value at end of period	$25.176	$22.175	$17.734	$19.549	$16.097	$15.038	$15.580	$14.905	$12.576	$10.953
Number of accumulation units outstanding at end of period (in thousands)	4	5	5	17	13	9	7	5	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.743	$17.423	$19.245	$15.878	$14.863	$15.430	$14.791	$12.504	$10.912	$11.494
Accumulation unit value at end of period	$24.636	$21.743	$17.423	$19.245	$15.878	$14.863	$15.430	$14.791	$12.504	$10.912
Number of accumulation units outstanding at end of period (in thousands)	20	20	15	19	17	14	15	13	11	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.319	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872	$11.475
Accumulation unit value at end of period	$24.107	$21.319	$17.117	$18.946	$15.663	$14.690	$15.281	$14.678	$12.433	$10.872
Number of accumulation units outstanding at end of period (in thousands)	60	71	60	48	53	44	29	21	18	6
BlackRock LifePath® Dynamic 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.005	$16.680	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.156	$21.005	$16.680	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.673	$16.449	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.726	$20.673	$16.449	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.427	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$10.000	$-
Accumulation unit value at end of period	$23.409	$20.427	$16.278	$17.904	$14.720	$13.711	$14.159	$13.476	$11.220	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	-	-	-	-	1	-	-

APP I-61

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.184	$16.109	$17.745	$14.611	$13.630	$14.096	$13.436	$11.204	$10.000	$-
Accumulation unit value at end of period	$23.097	$20.184	$16.109	$17.745	$14.611	$13.630	$14.096	$13.436	$11.204	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.024	$15.997	$17.640	$14.539	$13.576	$14.055	$13.410	$11.193	$10.000	$-
Accumulation unit value at end of period	$22.890	$20.024	$15.997	$17.640	$14.539	$13.576	$14.055	$13.410	$11.193	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.865	$15.886	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$10.000	$-
Accumulation unit value at end of period	$22.686	$19.865	$15.886	$17.535	$14.467	$13.522	$14.013	$13.383	$11.182	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	3	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.551	$15.666	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$10.000	$-
Accumulation unit value at end of period	$22.283	$19.551	$15.666	$17.327	$14.324	$13.415	$13.930	$13.331	$11.160	$-
Number of accumulation units outstanding at end of period (in thousands)	13	9	5	4	3	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$10.000	$-
Accumulation unit value at end of period	$21.887	$19.242	$15.449	$17.122	$14.182	$13.309	$13.848	$13.278	$11.139	$-
Number of accumulation units outstanding at end of period (in thousands)	14	9	5	2	2	2	-	-	-	-
BlackRock LifePath® Dynamic Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.254	$14.825	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.393	$17.254	$14.825	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-62

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.931	$14.577	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.992	$16.931	$14.577	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	83	9	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.816	$14.499	$15.168	$13.684	$13.015	$13.318	$12.801	$12.145	$11.253	$10.917
Accumulation unit value at end of period	$18.834	$16.816	$14.499	$15.168	$13.684	$13.015	$13.318	$12.801	$12.145	$11.253
Number of accumulation units outstanding at end of period (in thousands)	103	101	23	24	19	17	8	16	24	32
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.289	$15.793	$16.546	$14.949	$14.240	$14.593	$14.048	$13.347	$12.386	$12.034
Accumulation unit value at end of period	$20.453	$18.289	$15.793	$16.546	$14.949	$14.240	$14.593	$14.048	$13.347	$12.386
Number of accumulation units outstanding at end of period (in thousands)	34	37	3	2	12	13	56	60	58	50
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.117	$13.932	$14.611	$13.214	$12.599	$12.925	$12.455	$11.845	$11.003	$10.701
Accumulation unit value at end of period	$18.006	$16.117	$13.932	$14.611	$13.214	$12.599	$12.925	$12.455	$11.845	$11.003
Number of accumulation units outstanding at end of period (in thousands)	18	18	5	6	8	8	8	7	8	12
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.800	$15.401	$16.168	$14.637	$13.970	$14.346	$13.838	$13.174	$12.249	$11.925
Accumulation unit value at end of period	$19.866	$17.800	$15.401	$16.168	$14.637	$13.970	$14.346	$13.838	$13.174	$12.249
Number of accumulation units outstanding at end of period (in thousands)	82	77	11	12	11	11	14	12	18	13
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.519	$13.455	$14.153	$12.839	$12.278	$12.634	$12.210	$11.648	$10.852	$10.586
Accumulation unit value at end of period	$17.286	$15.519	$13.455	$14.153	$12.839	$12.278	$12.634	$12.210	$11.648	$10.852
Number of accumulation units outstanding at end of period (in thousands)	62	79	6	11	17	18	16	16	12	10

APP I-63

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.860	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981	$11.710
Accumulation unit value at end of period	$18.743	$16.860	$14.647	$15.438	$14.032	$13.447	$13.864	$13.426	$12.833	$11.981
Number of accumulation units outstanding at end of period (in thousands)	157	161	34	33	45	46	49	49	58	67
BlackRock Mid Cap Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.546	$19.797	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.255	$25.546	$19.797	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.957	$19.378	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.573	$24.957	$19.378	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.687	$16.865	$18.779	$17.387	$14.286	$15.423	$14.567	$10.984	$9.751	$9.859
Accumulation unit value at end of period	$23.057	$21.687	$16.865	$18.779	$17.387	$14.286	$15.423	$14.567	$10.984	$9.751
Number of accumulation units outstanding at end of period (in thousands)	12	12	12	14	28	20	17	8	37	35
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.110	$21.113	$23.545	$21.832	$17.966	$19.424	$18.374	$13.875	$12.337	$12.491
Accumulation unit value at end of period	$28.779	$27.110	$21.113	$23.545	$21.832	$17.966	$19.424	$18.374	$13.875	$12.337
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	3	9	8	7	3
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.014	$16.382	$18.288	$16.974	$13.982	$15.132	$14.329	$10.831	$9.640	$9.770
Accumulation unit value at end of period	$22.285	$21.014	$16.382	$18.288	$16.974	$13.982	$15.132	$14.329	$10.831	$9.640
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	7	10	9	10	13	20	12

APP I-64

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.385	$20.590	$23.008	$21.376	$17.626	$19.095	$18.099	$13.694	$12.200	$12.378
Accumulation unit value at end of period	$27.953	$26.385	$20.590	$23.008	$21.376	$17.626	$19.095	$18.099	$13.694	$12.200
Number of accumulation units outstanding at end of period (in thousands)	14	11	7	6	8	8	5	5	5	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.234	$15.822	$17.715	$16.492	$13.625	$14.791	$14.047	$10.650	$9.507	$9.665
Accumulation unit value at end of period	$21.394	$20.234	$15.822	$17.715	$16.492	$13.625	$14.791	$14.047	$10.650	$9.507
Number of accumulation units outstanding at end of period (in thousands)	10	12	14	13	14	15	18	15	15	12
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.993	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932	$12.155
Accumulation unit value at end of period	$26.372	$24.993	$19.582	$21.969	$20.493	$16.965	$18.453	$17.560	$13.340	$11.932
Number of accumulation units outstanding at end of period (in thousands)	14	14	16	16	20	16	15	22	14	20
Blackrock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.178	$9.331	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.311	$12.178	$9.331	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	144	72	68	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.251	$12.146	$9.320	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	30	53	-	-	-	-	-	-	-

APP I-65

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.113	$9.309	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.192	$12.113	$9.309	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	8	8	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.092	$9.302	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.153	$12.092	$9.302	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	16	16	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.070	$9.295	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.113	$12.070	$9.295	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	19	18	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.027	$9.280	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.035	$12.027	$9.280	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	20	22	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.957	$11.984	$9.266	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	23	36	-	-	-	-	-	-	-
BNY Mellon Bond Market Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.666	$13.583	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.710	$14.666	$13.583	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-66

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.328	$13.296	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.317	$14.328	$13.296	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	11	11	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.079	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.490	$12.105	$11.324
Accumulation unit value at end of period	$15.028	$14.079	$13.085	$13.190	$12.858	$12.659	$12.715	$12.105	$12.490	$12.105
Number of accumulation units outstanding at end of period (in thousands)	96	91	90	100	62	62	91	72	59	50
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.835	$12.877	$13.000	$12.692	$12.514	$12.589	$12.003	$12.403	$12.039	$11.279
Accumulation unit value at end of period	$14.745	$13.835	$12.877	$13.000	$12.692	$12.514	$12.589	$12.003	$12.403	$12.039
Number of accumulation units outstanding at end of period (in thousands)	-	-	34	39	47	30	24	25	4	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.675	$12.741	$12.875	$12.582	$12.418	$12.505	$11.935	$12.345	$11.994	$11.249
Accumulation unit value at end of period	$14.560	$13.675	$12.741	$12.875	$12.582	$12.418	$12.505	$11.935	$12.345	$11.994
Number of accumulation units outstanding at end of period (in thousands)	55	50	48	49	53	35	39	49	67	24
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.516	$12.605	$12.751	$12.474	$12.323	$12.422	$11.867	$12.287	$11.951	$11.219
Accumulation unit value at end of period	$14.377	$13.516	$12.605	$12.751	$12.474	$12.323	$12.422	$11.867	$12.287	$11.951
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	8	7	13	15	25	25	6
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.204	$12.339	$12.507	$12.259	$12.136	$12.257	$11.734	$12.173	$11.863	$11.159
Accumulation unit value at end of period	$14.017	$13.204	$12.339	$12.507	$12.259	$12.136	$12.257	$11.734	$12.173	$11.863
Number of accumulation units outstanding at end of period (in thousands)	49	41	38	69	83	64	54	63	37	19

APP I-67

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776	$11.099
Accumulation unit value at end of period	$13.666	$12.900	$12.079	$12.267	$12.049	$11.951	$12.095	$11.601	$12.060	$11.776
Number of accumulation units outstanding at end of period (in thousands)	113	98	98	93	88	84	97	88	93	79
BNY Mellon Midcap Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.568	$21.990	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.132	$27.568	$21.990	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$32.087	$25.646	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.162	$32.087	$25.646	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	28	27	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881	$13.236
Accumulation unit value at end of period	$35.692	$31.718	$25.388	$28.831	$25.048	$20.937	$21.611	$19.859	$15.021	$12.881
Number of accumulation units outstanding at end of period (in thousands)	53	48	50	52	38	61	56	57	51	40
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.037	$24.881	$28.298	$24.621	$20.612	$21.307	$19.608	$14.854	$12.756	$13.129
Accumulation unit value at end of period	$34.875	$31.037	$24.881	$28.298	$24.621	$20.612	$21.307	$19.608	$14.854	$12.756
Number of accumulation units outstanding at end of period (in thousands)	7	8	11	16	21	9	5	11	12	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.704	$20.627	$23.483	$20.452	$17.138	$17.734	$16.337	$12.388	$10.650	$10.971
Accumulation unit value at end of period	$28.854	$25.704	$20.627	$23.483	$20.452	$17.138	$17.734	$16.337	$12.388	$10.650
Number of accumulation units outstanding at end of period (in thousands)	13	15	19	29	27	26	22	16	27	19

APP I-68

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.153	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593	$12.986
Accumulation unit value at end of period	$33.813	$30.153	$24.220	$27.602	$24.064	$20.185	$20.907	$19.280	$14.634	$12.593
Number of accumulation units outstanding at end of period (in thousands)	12	11	12	13	13	22	20	18	13	12
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.820	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533	$10.884
Accumulation unit value at end of period	$27.778	$24.820	$19.977	$22.812	$19.927	$16.749	$17.383	$16.062	$12.216	$10.533
Number of accumulation units outstanding at end of period (in thousands)	21	26	40	43	51	40	40	28	21	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272	$12.706
Accumulation unit value at end of period	$31.786	$28.459	$22.951	$26.261	$22.986	$19.358	$20.132	$18.638	$14.204	$12.272
Number of accumulation units outstanding at end of period (in thousands)	23	25	27	28	25	28	39	37	40	34
BNY Mellon S&P 500 Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.847	$21.311	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.747	$27.847	$21.311	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.205	$20.861	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.928	$27.205	$20.861	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	33	28	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.733	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$10.950	$9.532	$9.424
Accumulation unit value at end of period	$31.327	$26.733	$20.530	$21.690	$17.978	$16.227	$16.161	$14.355	$10.950	$9.532
Number of accumulation units outstanding at end of period (in thousands)	135	124	144	164	137	172	148	119	111	147

APP I-69

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.269	$20.204	$21.378	$17.746	$16.041	$16.000	$14.234	$10.873	$9.479	$9.386
Accumulation unit value at end of period	$30.737	$26.269	$20.204	$21.378	$17.746	$16.041	$16.000	$14.234	$10.873	$9.479
Number of accumulation units outstanding at end of period (in thousands)	2	4	7	28	41	31	28	35	30	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.964	$19.989	$21.173	$17.593	$15.919	$15.894	$14.153	$10.823	$9.444	$9.361
Accumulation unit value at end of period	$30.350	$25.964	$19.989	$21.173	$17.593	$15.919	$15.894	$14.153	$10.823	$9.444
Number of accumulation units outstanding at end of period (in thousands)	57	54	80	86	95	68	58	39	39	22
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.663	$19.777	$20.969	$17.441	$15.797	$15.788	$14.073	$10.772	$9.410	$9.336
Accumulation unit value at end of period	$29.968	$25.663	$19.777	$20.969	$17.441	$15.797	$15.788	$14.073	$10.772	$9.410
Number of accumulation units outstanding at end of period (in thousands)	56	49	45	55	38	37	36	40	26	14
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.071	$19.360	$20.568	$17.142	$15.557	$15.579	$13.915	$10.672	$9.341	$9.286
Accumulation unit value at end of period	$29.219	$25.071	$19.360	$20.568	$17.142	$15.557	$15.579	$13.915	$10.672	$9.341
Number of accumulation units outstanding at end of period (in thousands)	62	87	86	106	98	75	67	73	50	26
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273	$9.237
Accumulation unit value at end of period	$28.488	$24.493	$18.951	$20.174	$16.847	$15.320	$15.373	$13.758	$10.573	$9.273
Number of accumulation units outstanding at end of period (in thousands)	72	74	82	93	110	109	123	95	99	85
BNY Mellon Smallcap Stock Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.871	$24.464	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.080	$29.871	$24.464	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-70

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.991	$26.253	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.358	$31.991	$26.253	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404	$12.365
Accumulation unit value at end of period	$34.884	$31.609	$25.978	$28.655	$25.620	$20.460	$21.034	$20.055	$14.319	$12.404
Number of accumulation units outstanding at end of period (in thousands)	35	38	38	36	23	29	32	29	30	26
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.931	$25.459	$28.125	$25.184	$20.142	$20.737	$19.802	$14.160	$12.285	$12.264
Accumulation unit value at end of period	$34.084	$30.931	$25.459	$28.125	$25.184	$20.142	$20.737	$19.802	$14.160	$12.285
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	3	1	-	1	3	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.851	$22.947	$25.375	$22.744	$18.209	$18.766	$17.938	$12.839	$11.150	$11.143
Accumulation unit value at end of period	$30.660	$27.851	$22.947	$25.375	$22.744	$18.209	$18.766	$17.938	$12.839	$11.150
Number of accumulation units outstanding at end of period (in thousands)	9	11	14	14	30	30	27	14	9	4
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.050	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127	$12.131
Accumulation unit value at end of period	$33.047	$30.050	$24.783	$27.433	$24.613	$19.725	$20.349	$19.470	$13.950	$12.127
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	7	8	7	8	6	8
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.893	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028	$11.054
Accumulation unit value at end of period	$29.516	$26.893	$22.224	$24.650	$22.161	$17.795	$18.394	$17.635	$12.661	$11.028
Number of accumulation units outstanding at end of period (in thousands)	22	23	25	26	25	24	17	15	10	5

APP I-71

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818	$11.869
Accumulation unit value at end of period	$31.066	$28.362	$23.485	$26.101	$23.511	$18.917	$19.594	$18.823	$13.540	$11.818
Number of accumulation units outstanding at end of period (in thousands)	24	21	22	23	22	23	29	23	20	24
Calamos Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.773	$15.341	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.421	$19.773	$15.341	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.460	$15.129	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.916	$19.460	$15.129	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$10.000	$-
Accumulation unit value at end of period	$27.544	$19.229	$14.971	$17.801	$13.310	$13.514	$12.937	$12.919	$10.861	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.001	$14.816	$17.643	$13.211	$13.434	$12.880	$12.881	$10.846	$10.000	$-
Accumulation unit value at end of period	$27.176	$19.001	$14.816	$17.643	$13.211	$13.434	$12.880	$12.881	$10.846	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.850	$14.713	$17.538	$13.145	$13.381	$12.841	$12.856	$10.835	$10.000	$-
Accumulation unit value at end of period	$26.933	$18.850	$14.713	$17.538	$13.145	$13.381	$12.841	$12.856	$10.835	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-72

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$10.000	$-
Accumulation unit value at end of period	$26.693	$18.701	$14.611	$17.433	$13.080	$13.328	$12.803	$12.830	$10.825	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$10.000	$-
Accumulation unit value at end of period	$26.218	$18.405	$14.409	$17.227	$12.951	$13.222	$12.728	$12.780	$10.804	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$10.000	$-
Accumulation unit value at end of period	$25.752	$18.114	$14.209	$17.023	$12.823	$13.118	$12.652	$12.730	$10.783	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Calvert Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.084	$13.928	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.177	$15.084	$13.928	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.410	$14.258	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.493	$15.410	$14.258	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	14	13	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.302	$14.179	$14.273	$13.767	$13.351	$13.417	$12.708	$13.114	$12.241	$11.650
Accumulation unit value at end of period	$16.352	$15.302	$14.179	$14.273	$13.767	$13.351	$13.417	$12.708	$13.114	$12.241
Number of accumulation units outstanding at end of period (in thousands)	45	39	41	23	21	20	32	28	45	42

APP I-73

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.596	$14.473	$14.591	$14.095	$13.689	$13.777	$13.070	$13.507	$12.627	$12.035
Accumulation unit value at end of period	$16.642	$15.596	$14.473	$14.591	$14.095	$13.689	$13.777	$13.070	$13.507	$12.627
Number of accumulation units outstanding at end of period (in thousands)	-	7	7	22	21	20	26	29	30	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.694	$13.649	$13.775	$13.320	$12.949	$13.045	$12.387	$12.815	$11.992	$11.441
Accumulation unit value at end of period	$15.663	$14.694	$13.649	$13.775	$13.320	$12.949	$13.045	$12.387	$12.815	$11.992
Number of accumulation units outstanding at end of period (in thousands)	11	18	19	19	21	24	10	15	22	20
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.179	$14.114	$14.258	$13.801	$13.430	$13.544	$12.874	$13.331	$12.487	$11.926
Accumulation unit value at end of period	$16.165	$15.179	$14.114	$14.258	$13.801	$13.430	$13.544	$12.874	$13.331	$12.487
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	3	5	4	3	4	19
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.148	$13.182	$13.344	$12.941	$12.619	$12.751	$12.144	$12.601	$11.827	$11.318
Accumulation unit value at end of period	$15.037	$14.148	$13.182	$13.344	$12.941	$12.619	$12.751	$12.144	$12.601	$11.827
Number of accumulation units outstanding at end of period (in thousands)	24	21	16	13	17	15	25	28	28	17
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.378	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213	$11.711
Accumulation unit value at end of period	$15.251	$14.378	$13.423	$13.615	$13.231	$12.927	$13.089	$12.491	$12.987	$12.213
Number of accumulation units outstanding at end of period (in thousands)	19	21	22	22	27	32	33	33	37	44
Calvert Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.044	$23.510	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.762	$32.044	$23.510	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-74

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$40.792	$29.988	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.516	$40.792	$29.988	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	21	24	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$40.495	$29.815	$28.527	$22.792	$22.387	$21.701	$19.641	$15.135	$13.167	$13.536
Accumulation unit value at end of period	$50.073	$40.495	$29.815	$28.527	$22.792	$22.387	$21.701	$19.641	$15.135	$13.167
Number of accumulation units outstanding at end of period (in thousands)	25	23	28	30	40	44	46	44	91	78
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.570	$29.177	$27.960	$22.372	$22.007	$21.365	$19.366	$14.945	$13.022	$13.406
Accumulation unit value at end of period	$48.856	$39.570	$29.177	$27.960	$22.372	$22.007	$21.365	$19.366	$14.945	$13.022
Number of accumulation units outstanding at end of period (in thousands)	1	5	5	5	8	6	6	9	8	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$30.215	$22.302	$21.392	$17.134	$16.872	$16.396	$14.877	$11.492	$10.023	$10.329
Accumulation unit value at end of period	$37.268	$30.215	$22.302	$21.392	$17.134	$16.872	$16.396	$14.877	$11.492	$10.023
Number of accumulation units outstanding at end of period (in thousands)	16	25	35	37	45	46	34	37	42	26
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.328	$27.579	$26.481	$21.231	$20.927	$20.357	$18.489	$14.297	$12.482	$12.876
Accumulation unit value at end of period	$45.995	$37.328	$27.579	$26.481	$21.231	$20.927	$20.357	$18.489	$14.297	$12.482
Number of accumulation units outstanding at end of period (in thousands)	14	9	9	14	8	14	14	18	16	46
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$29.094	$21.538	$20.723	$16.648	$16.441	$16.026	$14.585	$11.300	$9.886	$10.218
Accumulation unit value at end of period	$35.778	$29.094	$21.538	$20.723	$16.648	$16.441	$16.026	$14.585	$11.300	$9.886
Number of accumulation units outstanding at end of period (in thousands)	17	14	16	14	32	27	37	31	37	23

APP I-75

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057	$11.452
Accumulation unit value at end of period	$39.305	$32.026	$23.757	$22.903	$18.436	$18.244	$17.818	$16.248	$12.615	$11.057
Number of accumulation units outstanding at end of period (in thousands)	55	59	51	55	60	62	65	55	50	66
Calvert Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.501	$13.526	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.759	$15.501	$13.526	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.144	$13.240	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.340	$15.144	$13.240	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.881	$13.030	$13.550	$12.779	$12.161	$12.371	$11.855	$12.004	$11.106	$10.875
Accumulation unit value at end of period	$16.032	$14.881	$13.030	$13.550	$12.779	$12.161	$12.371	$11.855	$12.004	$11.106
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	7	6	7	15	13	6	18
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.623	$12.823	$13.355	$12.614	$12.022	$12.248	$11.755	$11.920	$11.045	$10.832
Accumulation unit value at end of period	$15.730	$14.623	$12.823	$13.355	$12.614	$12.022	$12.248	$11.755	$11.920	$11.045
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.453	$12.687	$13.227	$12.505	$10.638	$11.173	$10.528	$10.657	$9.298	$8.842
Accumulation unit value at end of period	$15.532	$14.453	$12.687	$13.227	$12.505	$10.638	$11.173	$10.528	$10.657	$9.298
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	13	34	-	-	-	-	-
APP I-76

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.285	$12.552	$13.100	$12.397	$11.839	$12.086	$11.622	$11.809	$10.964	$10.774
Accumulation unit value at end of period	$15.337	$14.285	$12.552	$13.100	$12.397	$11.839	$12.086	$11.622	$11.809	$10.964
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.956	$12.287	$12.849	$12.184	$11.659	$11.926	$11.491	$11.700	$10.884	$10.717
Accumulation unit value at end of period	$14.953	$13.956	$12.287	$12.849	$12.184	$11.659	$11.926	$11.491	$11.700	$10.884
Number of accumulation units outstanding at end of period (in thousands)	8	9	10	10	13	12	27	28	16	16
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805	$10.660
Accumulation unit value at end of period	$14.579	$13.634	$12.028	$12.603	$11.975	$11.481	$11.768	$11.361	$11.591	$10.805
Number of accumulation units outstanding at end of period (in thousands)	16	16	11	13	14	17	19	19	35	37
ClearBridge Aggressive Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.373	$21.268	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.455	$26.373	$21.268	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.381	$18.893	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.831	$23.381	$18.893	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.942	$18.566	$20.270	$17.825	$16.946	$17.819	$15.627	$10.867	$9.216	$9.135
Accumulation unit value at end of period	$27.267	$22.942	$18.566	$20.270	$17.825	$16.946	$17.819	$15.627	$10.867	$9.216
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	1	1	-	-

APP I-77

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.511	$18.244	$19.949	$17.569	$16.728	$17.616	$15.472	$10.775	$9.152	$9.086
Accumulation unit value at end of period	$26.715	$22.511	$18.244	$19.949	$17.569	$16.728	$17.616	$15.472	$10.775	$9.152
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.228	$18.033	$19.738	$17.401	$16.584	$17.482	$15.370	$10.715	$9.110	$9.052
Accumulation unit value at end of period	$26.353	$22.228	$18.033	$19.738	$17.401	$16.584	$17.482	$15.370	$10.715	$9.110
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.949	$17.824	$19.529	$17.234	$16.442	$17.349	$15.268	$10.655	$9.068	$9.020
Accumulation unit value at end of period	$25.996	$21.949	$17.824	$19.529	$17.234	$16.442	$17.349	$15.268	$10.655	$9.068
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.401	$17.414	$19.118	$16.904	$16.160	$17.086	$15.066	$10.535	$8.984	$8.954
Accumulation unit value at end of period	$25.296	$21.401	$17.414	$19.118	$16.904	$16.160	$17.086	$15.066	$10.535	$8.984
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	5	5	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.867	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901	$8.889
Accumulation unit value at end of period	$24.615	$20.867	$17.013	$18.716	$16.582	$15.883	$16.826	$14.868	$10.417	$8.901
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	2	2
ClearBridge Appreciation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.783	$20.662	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.620	$26.783	$20.662	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-78

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.311	$20.339	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.021	$26.311	$20.339	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.963	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$11.186	$10.746	$-
Accumulation unit value at end of period	$29.579	$25.963	$20.100	$20.651	$17.365	$16.001	$15.855	$14.390	$11.186	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	1	7	8	5	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.619	$19.864	$20.439	$17.213	$15.884	$15.762	$14.327	$11.154	$10.726	$-
Accumulation unit value at end of period	$29.144	$25.619	$19.864	$20.439	$17.213	$15.884	$15.762	$14.327	$11.154	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.392	$19.708	$20.299	$17.112	$15.807	$15.701	$14.286	$11.133	$10.713	$-
Accumulation unit value at end of period	$28.857	$25.392	$19.708	$20.299	$17.112	$15.807	$15.701	$14.286	$11.133	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	7	8	9	7	7	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.168	$19.553	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$10.700	$-
Accumulation unit value at end of period	$28.573	$25.168	$19.553	$20.159	$17.011	$15.730	$15.640	$14.245	$11.112	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.725	$19.247	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$10.674	$-
Accumulation unit value at end of period	$28.014	$24.725	$19.247	$19.884	$16.812	$15.577	$15.519	$14.163	$11.071	$-
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	7	7	-	-	-	-	-

APP I-79

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$10.648	$-
Accumulation unit value at end of period	$27.465	$24.289	$18.946	$19.612	$16.616	$15.425	$15.399	$14.081	$11.029	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	1	1	2	2	2	1	-
ClearBridge Mid Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$48.341	$36.461	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.046	$48.341	$36.461	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$47.306	$35.752	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$54.736	$47.306	$35.752	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	17	18	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$46.545	$35.229	$40.655	$36.248	$33.606	$33.032	$30.791	$22.558	$19.178	$20.006
Accumulation unit value at end of period	$53.774	$46.545	$35.229	$40.655	$36.248	$33.606	$33.032	$30.791	$22.558	$19.178
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	4	9	7	11	7	5	2
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$45.795	$34.714	$40.121	$35.826	$33.264	$32.744	$30.570	$22.429	$19.097	$19.952
Accumulation unit value at end of period	$52.829	$45.795	$34.714	$40.121	$35.826	$33.264	$32.744	$30.570	$22.429	$19.097
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	4	3	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$45.303	$34.374	$39.769	$35.547	$33.038	$32.554	$30.423	$22.344	$19.043	$19.915
Accumulation unit value at end of period	$52.209	$45.303	$34.374	$39.769	$35.547	$33.038	$32.554	$30.423	$22.344	$19.043
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	3	1	1	3	3

APP I-80

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$44.815	$34.038	$39.420	$35.270	$32.814	$32.365	$30.276	$22.258	$18.989	$19.879
Accumulation unit value at end of period	$51.595	$44.815	$34.038	$39.420	$35.270	$32.814	$32.365	$30.276	$22.258	$18.989
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$43.855	$33.376	$38.731	$34.723	$32.369	$31.991	$29.986	$22.089	$18.882	$19.807
Accumulation unit value at end of period	$50.390	$43.855	$33.376	$38.731	$34.723	$32.369	$31.991	$29.986	$22.089	$18.882
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	2	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$42.917	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776	$19.735
Accumulation unit value at end of period	$49.212	$42.917	$32.727	$38.054	$34.184	$31.930	$31.621	$29.698	$21.921	$18.776
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	3	2	1	1	1	1
ClearBridge Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$31.911	$25.514	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.697	$31.911	$25.514	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.651	$24.556	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.806	$30.651	$24.556	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.076	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$10.706	$10.698
Accumulation unit value at end of period	$42.919	$30.076	$24.131	$23.283	$18.725	$17.780	$18.773	$18.269	$12.656	$10.706
Number of accumulation units outstanding at end of period (in thousands)	11	12	18	18	18	19	21	16	7	7

APP I-81

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.511	$23.714	$22.915	$18.457	$17.551	$18.559	$18.088	$12.550	$10.632	$10.640
Accumulation unit value at end of period	$42.049	$29.511	$23.714	$22.915	$18.457	$17.551	$18.559	$18.088	$12.550	$10.632
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$29.140	$23.439	$22.672	$18.279	$17.400	$18.418	$17.969	$12.479	$10.583	$10.601
Accumulation unit value at end of period	$41.480	$29.140	$23.439	$22.672	$18.279	$17.400	$18.418	$17.969	$12.479	$10.583
Number of accumulation units outstanding at end of period (in thousands)	2	3	1	2	1	-	-	-	8	8
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.774	$23.168	$22.432	$18.104	$17.250	$18.278	$17.850	$12.409	$10.534	$10.563
Accumulation unit value at end of period	$40.918	$28.774	$23.168	$22.432	$18.104	$17.250	$18.278	$17.850	$12.409	$10.534
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	2	2	2	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$28.055	$22.635	$21.960	$17.758	$16.955	$18.001	$17.614	$12.270	$10.437	$10.486
Accumulation unit value at end of period	$39.817	$28.055	$22.635	$21.960	$17.758	$16.955	$18.001	$17.614	$12.270	$10.437
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	4	4	2	3	3	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340	$10.410
Accumulation unit value at end of period	$38.745	$27.355	$22.114	$21.498	$17.419	$16.664	$17.728	$17.382	$12.132	$10.340
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	3	4	3
ClearBridge Value Trust
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.275	$15.207	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.394	$19.275	$15.207	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-82

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.075	$19.822	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.775	$25.075	$19.822	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	4	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.440	$19.349	$22.347	$19.618	$17.540	$18.307	$16.198	$11.786	$10.220	$10.616
Accumulation unit value at end of period	$27.032	$24.440	$19.349	$22.347	$19.618	$17.540	$18.307	$16.198	$11.786	$10.220
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.786	$18.860	$21.814	$19.179	$17.173	$17.951	$15.907	$11.591	$10.066	$10.472
Accumulation unit value at end of period	$26.269	$23.786	$18.860	$21.814	$19.179	$17.173	$17.951	$15.907	$11.591	$10.066
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.114	$10.409	$12.051	$10.606	$9.507	$9.947	$8.823	$6.436	$5.595	$5.826
Accumulation unit value at end of period	$14.469	$13.114	$10.409	$12.051	$10.606	$9.507	$9.947	$8.823	$6.436	$5.595
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.021	$18.290	$21.198	$18.674	$16.755	$17.549	$15.582	$11.377	$9.900	$10.319
Accumulation unit value at end of period	$25.374	$23.021	$18.290	$21.198	$18.674	$16.755	$17.549	$15.582	$11.377	$9.900
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	3	4	6	5	5	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.628	$10.052	$11.674	$10.305	$9.265	$9.723	$8.650	$6.328	$5.518	$5.763
Accumulation unit value at end of period	$13.890	$12.628	$10.052	$11.674	$10.305	$9.265	$9.723	$8.650	$6.328	$5.518
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	13

APP I-83

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546	$9.991
Accumulation unit value at end of period	$23.602	$21.500	$17.150	$19.957	$17.651	$15.900	$16.720	$14.905	$10.927	$9.546
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	5	5	5	5	4
Columbia Acorn® Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$52.898	$41.974	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$68.233	$52.898	$41.974	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$51.765	$41.158	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$66.639	$51.765	$41.158	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$50.932	$40.556	$43.007	$34.601	$31.596	$32.361	$32.347	$24.906	$21.282	$22.493
Accumulation unit value at end of period	$65.468	$50.932	$40.556	$43.007	$34.601	$31.596	$32.361	$32.347	$24.906	$21.282
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	4	8	16	15	6
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$50.112	$39.963	$42.442	$34.198	$31.275	$32.080	$32.114	$24.764	$21.192	$22.431
Accumulation unit value at end of period	$64.317	$50.112	$39.963	$42.442	$34.198	$31.275	$32.080	$32.114	$24.764	$21.192
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	5	6	5	5	4	7	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$49.572	$39.572	$42.069	$33.931	$31.062	$31.894	$31.960	$24.670	$21.132	$22.390
Accumulation unit value at end of period	$63.561	$49.572	$39.572	$42.069	$33.931	$31.062	$31.894	$31.960	$24.670	$21.132
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	4	2	4	3

APP I-84

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$49.039	$39.185	$41.700	$33.667	$30.851	$31.708	$31.806	$24.575	$21.073	$22.350
Accumulation unit value at end of period	$62.815	$49.039	$39.185	$41.700	$33.667	$30.851	$31.708	$31.806	$24.575	$21.073
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	1	-	2	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$47.989	$38.423	$40.971	$33.145	$30.433	$31.341	$31.501	$24.388	$20.954	$22.268
Accumulation unit value at end of period	$61.347	$47.989	$38.423	$40.971	$33.145	$30.433	$31.341	$31.501	$24.388	$20.954
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	6	5	6	6	3	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$46.961	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836	$22.188
Accumulation unit value at end of period	$59.913	$46.961	$37.676	$40.255	$32.631	$30.020	$30.979	$31.198	$24.203	$20.836
Number of accumulation units outstanding at end of period (in thousands)	9	11	11	11	12	11	11	12	9	5
Columbia Contrarian Core Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$56.877	$42.958	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$69.272	$56.877	$42.958	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$55.659	$42.122	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$67.654	$55.659	$42.122	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$54.763	$41.506	$45.940	$38.021	$35.268	$34.488	$30.767	$22.835	$19.395	$19.726
Accumulation unit value at end of period	$66.465	$54.763	$41.506	$45.940	$38.021	$35.268	$34.488	$30.767	$22.835	$19.395
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	2	16	10	-	-

APP I-85

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$53.881	$40.899	$45.336	$37.578	$34.909	$34.188	$30.546	$22.705	$19.313	$19.673
Accumulation unit value at end of period	$65.297	$53.881	$40.899	$45.336	$37.578	$34.909	$34.188	$30.546	$22.705	$19.313
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	3	4	3	5	3	5	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$53.302	$40.500	$44.939	$37.286	$34.672	$33.990	$30.399	$22.618	$19.259	$19.637
Accumulation unit value at end of period	$64.530	$53.302	$40.500	$44.939	$37.286	$34.672	$33.990	$30.399	$22.618	$19.259
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	5	16	17
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$52.728	$40.104	$44.544	$36.995	$34.436	$33.793	$30.253	$22.532	$19.204	$19.601
Accumulation unit value at end of period	$63.772	$52.728	$40.104	$44.544	$36.995	$34.436	$33.793	$30.253	$22.532	$19.204
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$51.599	$39.324	$43.766	$36.421	$33.970	$33.402	$29.962	$22.360	$19.096	$19.530
Accumulation unit value at end of period	$62.282	$51.599	$39.324	$43.766	$36.421	$33.970	$33.402	$29.962	$22.360	$19.096
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	2	2	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$50.495	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989	$19.459
Accumulation unit value at end of period	$60.827	$50.495	$38.559	$43.001	$35.856	$33.509	$33.015	$29.675	$22.190	$18.989
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	10	7	6	5	5	2	-
Columbia Large Cap Growth Opportunity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.659	$12.273	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.370	$16.659	$12.273	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-86

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.554	$12.220	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.176	$16.554	$12.220	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.475	$12.180	$12.801	$10.084	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.031	$16.475	$12.180	$12.801	$10.084	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.397	$12.140	$12.779	$10.081	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.887	$16.397	$12.140	$12.779	$10.081	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.345	$12.114	$12.764	$10.080	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.792	$16.345	$12.114	$12.764	$10.080	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	2	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.293	$12.088	$12.749	$10.078	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.697	$16.293	$12.088	$12.749	$10.078	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	17	17	16	10	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.189	$12.035	$12.719	$10.074	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.508	$16.189	$12.035	$12.719	$10.074	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	9	4	-	-	-	-	-

APP I-87

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.087	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.320	$16.087	$11.983	$12.689	$10.071	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	14	15	19	38	-	-	-	-	-
Columbia Large Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.076	$16.986	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.284	$22.076	$16.986	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.350	$15.689	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.421	$20.350	$15.689	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.968	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091	$8.606
Accumulation unit value at end of period	$20.987	$19.968	$15.417	$17.392	$14.955	$13.079	$13.415	$12.058	$9.241	$8.091
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	5	4	4	3	3	1	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.593	$15.150	$17.116	$14.741	$12.911	$13.262	$11.939	$9.163	$8.035	$8.559
Accumulation unit value at end of period	$20.562	$19.593	$15.150	$17.116	$14.741	$12.911	$13.262	$11.939	$9.163	$8.035
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.690	$14.467	$16.361	$14.104	$12.365	$12.715	$11.457	$8.802	$7.726	$8.238
Accumulation unit value at end of period	$19.595	$18.690	$14.467	$16.361	$14.104	$12.365	$12.715	$11.457	$8.802	$7.726
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	4	8	9	14	3

APP I-88

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.103	$14.801	$16.756	$14.459	$12.689	$13.061	$11.781	$9.060	$7.961	$8.497
Accumulation unit value at end of period	$20.008	$19.103	$14.801	$16.756	$14.459	$12.689	$13.061	$11.781	$9.060	$7.961
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.996	$13.971	$15.848	$13.703	$12.050	$12.428	$11.232	$8.655	$7.620	$8.149
Accumulation unit value at end of period	$18.811	$17.996	$13.971	$15.848	$13.703	$12.050	$12.428	$11.232	$8.655	$7.620
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814	$8.374
Accumulation unit value at end of period	$18.945	$18.161	$14.128	$16.058	$13.912	$12.258	$12.668	$11.472	$8.858	$7.814
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	1
Columbia Select Mid Cap Value Fund — Class A
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.263	$17.743	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.733	$23.263	$17.743	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.051	$15.325	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.277	$20.051	$15.325	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.676	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$9.675	$8.347	$8.764
Accumulation unit value at end of period	$20.847	$19.676	$15.060	$17.490	$15.510	$13.678	$14.498	$13.011	$9.675	$8.347
Number of accumulation units outstanding at end of period (in thousands)	10	9	12	8	9	7	6	10	20	19

APP I-89

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.307	$14.800	$17.214	$15.288	$13.503	$14.333	$12.882	$9.593	$8.289	$8.717
Accumulation unit value at end of period	$20.425	$19.307	$14.800	$17.214	$15.288	$13.503	$14.333	$12.882	$9.593	$8.289
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	7
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.065	$14.629	$17.032	$15.141	$13.387	$14.225	$12.797	$9.540	$8.251	$8.685
Accumulation unit value at end of period	$20.149	$19.065	$14.629	$17.032	$15.141	$13.387	$14.225	$12.797	$9.540	$8.251
Number of accumulation units outstanding at end of period (in thousands)	15	14	14	14	26	26	19	8	13	7
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.826	$14.460	$16.853	$14.997	$13.272	$14.117	$12.713	$9.486	$8.213	$8.654
Accumulation unit value at end of period	$19.877	$18.826	$14.460	$16.853	$14.997	$13.272	$14.117	$12.713	$9.486	$8.213
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.357	$14.128	$16.499	$14.711	$13.046	$13.904	$12.546	$9.381	$8.138	$8.592
Accumulation unit value at end of period	$19.343	$18.357	$14.128	$16.499	$14.711	$13.046	$13.904	$12.546	$9.381	$8.138
Number of accumulation units outstanding at end of period (in thousands)	8	9	15	17	24	25	34	38	35	23
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063	$8.530
Accumulation unit value at end of period	$18.823	$17.900	$13.804	$16.153	$14.431	$12.823	$13.694	$12.381	$9.276	$8.063
Number of accumulation units outstanding at end of period (in thousands)	16	13	12	14	19	17	14	22	27	22
Columbia Select Mid Cap Value Fund — Class ADV
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-90

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.984	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.973	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.966	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.946	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	-	-	-	-	-	-	-	-	-

APP I-91

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.932	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-
Columbia Select Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.181	$11.126	$12.905	$11.488	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.404	$13.181	$11.126	$12.905	$11.488	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.057	$11.049	$12.849	$11.466	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.233	$13.057	$11.049	$12.849	$11.466	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	-	-	-	-	-

APP I-92

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.813	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.897	$12.813	$10.897	$12.735	$11.422	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Columbia Seligman Global Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.317	$29.954	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$67.501	$46.317	$29.954	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$44.807	$29.035	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$65.169	$44.807	$29.035	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.965	$28.532	$31.435	$23.490	$20.278	$18.547	$14.947	$11.886	$11.087	$10.738
Accumulation unit value at end of period	$63.849	$43.965	$28.532	$31.435	$23.490	$20.278	$18.547	$14.947	$11.886	$11.087
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	2	1

APP I-93

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$43.139	$28.039	$30.938	$23.153	$20.017	$18.335	$14.798	$11.785	$11.010	$11.922
Accumulation unit value at end of period	$62.556	$43.139	$28.039	$30.938	$23.153	$20.017	$18.335	$14.798	$11.785	$11.010
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.878	$27.246	$30.094	$22.544	$19.509	$17.889	$14.452	$11.521	$10.774	$11.679
Accumulation unit value at end of period	$60.667	$41.878	$27.246	$30.094	$22.544	$19.509	$17.889	$14.452	$11.521	$10.774
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$42.063	$27.393	$30.287	$22.711	$19.674	$18.057	$14.603	$11.653	$10.909	$11.836
Accumulation unit value at end of period	$60.873	$42.063	$27.393	$30.287	$22.711	$19.674	$18.057	$14.603	$11.653	$10.909
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$40.324	$26.314	$29.152	$21.904	$19.012	$17.485	$14.169	$11.329	$10.627	$11.553
Accumulation unit value at end of period	$58.241	$40.324	$26.314	$29.152	$21.904	$19.012	$17.485	$14.169	$11.329	$10.627
Number of accumulation units outstanding at end of period (in thousands)	2	1	3	2	2	3	3	3	3	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708	$11.665
Accumulation unit value at end of period	$57.641	$39.989	$26.147	$29.025	$21.852	$19.005	$17.514	$14.220	$11.393	$10.708
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	2	2	2	2	2	5
Columbia Small Cap Value Fund I
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$44.677	$36.991	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.102	$44.677	$36.991	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-94

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$43.720	$36.272	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.978	$43.720	$36.272	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.016	$35.741	$43.978	$38.800	$29.469	$31.670	$30.948	$23.235	$21.017	$22.528
Accumulation unit value at end of period	$46.152	$43.016	$35.741	$43.978	$38.800	$29.469	$31.670	$30.948	$23.235	$21.017
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	2	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$42.323	$35.218	$43.400	$38.347	$29.169	$31.394	$30.725	$23.103	$20.928	$22.466
Accumulation unit value at end of period	$45.341	$42.323	$35.218	$43.400	$38.347	$29.169	$31.394	$30.725	$23.103	$20.928
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$41.868	$34.874	$43.019	$38.049	$28.971	$31.212	$30.578	$23.014	$20.869	$22.425
Accumulation unit value at end of period	$44.808	$41.868	$34.874	$43.019	$38.049	$28.971	$31.212	$30.578	$23.014	$20.869
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$41.417	$34.533	$42.641	$37.752	$28.774	$31.031	$30.430	$22.927	$20.810	$22.384
Accumulation unit value at end of period	$44.281	$41.417	$34.533	$42.641	$37.752	$28.774	$31.031	$30.430	$22.927	$20.810
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$40.530	$33.861	$41.896	$37.167	$28.384	$30.672	$30.138	$22.752	$20.693	$22.303
Accumulation unit value at end of period	$43.247	$40.530	$33.861	$41.896	$37.167	$28.384	$30.672	$30.138	$22.752	$20.693
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	-	-	-	-	-	-

APP I-95

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.662	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577	$22.222
Accumulation unit value at end of period	$42.236	$39.662	$33.203	$41.164	$36.590	$27.999	$30.317	$29.849	$22.579	$20.577
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	2	2	1	1	1	1
Davis New York Venture Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.446	$17.172	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.970	$22.446	$17.172	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$34.248	$26.253	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.023	$34.248	$26.253	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	40	43	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$33.347	$25.601	$29.579	$24.336	$21.789	$21.267	$20.060	$14.982	$13.357	$14.099
Accumulation unit value at end of period	$36.968	$33.347	$25.601	$29.579	$24.336	$21.789	$21.267	$20.060	$14.982	$13.357
Number of accumulation units outstanding at end of period (in thousands)	42	46	50	37	40	41	32	24	46	65
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.867	$21.426	$24.793	$20.429	$18.318	$17.906	$16.915	$12.652	$11.297	$11.942
Accumulation unit value at end of period	$30.846	$27.867	$21.426	$24.793	$20.429	$18.318	$17.906	$16.915	$12.652	$11.297
Number of accumulation units outstanding at end of period (in thousands)	12	23	24	42	53	37	39	37	38	20
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.367	$14.905	$17.265	$14.240	$12.781	$12.506	$11.826	$8.855	$7.914	$8.374
Accumulation unit value at end of period	$21.416	$19.367	$14.905	$17.265	$14.240	$12.781	$12.506	$11.826	$8.855	$7.914
Number of accumulation units outstanding at end of period (in thousands)	33	33	32	33	35	40	37	61	56	46
APP I-96

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.337	$24.143	$27.992	$23.111	$20.764	$20.338	$19.250	$14.428	$12.909	$13.673
Accumulation unit value at end of period	$34.618	$31.337	$24.143	$27.992	$23.111	$20.764	$20.338	$19.250	$14.428	$12.909
Number of accumulation units outstanding at end of period (in thousands)	7	11	12	17	21	35	49	54	48	66
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.648	$14.395	$16.724	$13.835	$12.455	$12.224	$11.594	$8.707	$7.805	$8.284
Accumulation unit value at end of period	$20.559	$18.648	$14.395	$16.724	$13.835	$12.455	$12.224	$11.594	$8.707	$7.805
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	15	21	24	31	26	24	37
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414	$13.202
Accumulation unit value at end of period	$32.115	$29.188	$22.577	$26.282	$21.786	$19.652	$19.325	$18.366	$13.820	$12.414
Number of accumulation units outstanding at end of period (in thousands)	29	32	35	44	54	56	70	86	94	93
Davis Opportunity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.641	$23.656	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.382	$29.641	$23.656	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.967	$23.164	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.558	$28.967	$23.164	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.232	$17.004	$19.758	$16.131	$14.065	$13.474	$12.620	$8.930	$8.001	$8.344
Accumulation unit value at end of period	$23.828	$21.232	$17.004	$19.758	$16.131	$14.065	$13.474	$12.620	$8.930	$8.001
Number of accumulation units outstanding at end of period (in thousands)	1	4	4	4	3	3	3	2	2	4

APP I-97

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.467	$19.624	$22.837	$18.673	$16.306	$15.645	$14.674	$10.399	$9.331	$9.746
Accumulation unit value at end of period	$27.418	$24.467	$19.624	$22.837	$18.673	$16.306	$15.645	$14.674	$10.399	$9.331
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.578	$16.521	$19.246	$15.752	$13.769	$13.224	$12.416	$8.808	$7.911	$8.271
Accumulation unit value at end of period	$23.036	$20.578	$16.521	$19.246	$15.752	$13.769	$13.224	$12.416	$8.808	$7.911
Number of accumulation units outstanding at end of period (in thousands)	3	2	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.812	$19.137	$22.315	$18.283	$15.997	$15.379	$14.454	$10.264	$9.228	$9.657
Accumulation unit value at end of period	$26.630	$23.812	$19.137	$22.315	$18.283	$15.997	$15.379	$14.454	$10.264	$9.228
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	3	6	6	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.820	$15.961	$18.648	$15.309	$13.422	$12.929	$12.176	$8.663	$7.804	$8.184
Accumulation unit value at end of period	$22.121	$19.820	$15.961	$18.648	$15.309	$13.422	$12.929	$12.176	$8.663	$7.804
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	4	4	4	4	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.554	$18.199	$21.307	$17.526	$15.396	$14.861	$14.023	$9.997	$9.024	$9.482
Accumulation unit value at end of period	$25.123	$22.554	$18.199	$21.307	$17.526	$15.396	$14.861	$14.023	$9.997	$9.024
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	4	4
Delaware Diversified Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.734	$11.513	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.058	$12.734	$11.513	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-98

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.533	$11.354	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.808	$12.533	$11.354	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$10.000	$-
Accumulation unit value at end of period	$13.623	$12.384	$11.236	$11.551	$11.029	$10.703	$10.881	$10.404	$10.601	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	21	29	4	4	4	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.237	$11.119	$11.448	$10.947	$10.639	$10.833	$10.373	$10.586	$10.000	$-
Accumulation unit value at end of period	$13.441	$12.237	$11.119	$11.448	$10.947	$10.639	$10.833	$10.373	$10.586	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.140	$11.042	$11.380	$10.893	$10.597	$10.801	$10.353	$10.576	$10.000	$-
Accumulation unit value at end of period	$13.321	$12.140	$11.042	$11.380	$10.893	$10.597	$10.801	$10.353	$10.576	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$10.000	$-
Accumulation unit value at end of period	$13.203	$12.043	$10.965	$11.313	$10.839	$10.555	$10.769	$10.332	$10.565	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$10.000	$-
Accumulation unit value at end of period	$12.968	$11.853	$10.814	$11.179	$10.732	$10.472	$10.705	$10.292	$10.545	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	6	6	3	-	-

APP I-99

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$10.000	$-
Accumulation unit value at end of period	$12.737	$11.665	$10.664	$11.046	$10.626	$10.389	$10.642	$10.251	$10.525	$-
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	-	5	-	4	6	-	-
Delaware Extended Duration Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.466	$13.439	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.824	$16.466	$13.439	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.206	$13.253	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.490	$16.206	$13.253	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$10.000	$-
Accumulation unit value at end of period	$18.243	$16.013	$13.116	$14.352	$12.865	$12.057	$12.724	$11.033	$11.551	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.823	$12.979	$14.224	$12.770	$11.985	$12.668	$11.000	$11.534	$10.000	$-
Accumulation unit value at end of period	$17.999	$15.823	$12.979	$14.224	$12.770	$11.985	$12.668	$11.000	$11.534	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.697	$12.889	$14.139	$12.706	$11.938	$12.630	$10.979	$11.523	$10.000	$-
Accumulation unit value at end of period	$17.839	$15.697	$12.889	$14.139	$12.706	$11.938	$12.630	$10.979	$11.523	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-100

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$10.000	$-
Accumulation unit value at end of period	$17.679	$15.573	$12.800	$14.055	$12.643	$11.891	$12.593	$10.957	$11.512	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$10.000	$-
Accumulation unit value at end of period	$17.365	$15.327	$12.623	$13.889	$12.518	$11.797	$12.518	$10.914	$11.490	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$10.000	$-
Accumulation unit value at end of period	$17.057	$15.084	$12.448	$13.724	$12.395	$11.704	$12.444	$10.871	$11.468	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-
DWS Capital Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$52.988	$38.851	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$73.143	$52.988	$38.851	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$51.854	$38.095	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$71.435	$51.854	$38.095	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$51.019	$37.538	$38.560	$30.771	$29.835	$27.743	$24.795	$18.599	$16.208	$17.183
Accumulation unit value at end of period	$70.179	$51.019	$37.538	$38.560	$30.771	$29.835	$27.743	$24.795	$18.599	$16.208
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-101

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$50.198	$36.990	$38.054	$30.412	$29.531	$27.502	$24.617	$18.493	$16.139	$17.137
Accumulation unit value at end of period	$68.946	$50.198	$36.990	$38.054	$30.412	$29.531	$27.502	$24.617	$18.493	$16.139
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$49.658	$36.628	$37.720	$30.176	$29.330	$27.342	$24.498	$18.422	$16.094	$17.105
Accumulation unit value at end of period	$68.136	$49.658	$36.628	$37.720	$30.176	$29.330	$27.342	$24.498	$18.422	$16.094
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$49.123	$36.270	$37.389	$29.941	$29.131	$27.183	$24.380	$18.352	$16.048	$17.074
Accumulation unit value at end of period	$67.335	$49.123	$36.270	$37.389	$29.941	$29.131	$27.183	$24.380	$18.352	$16.048
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$48.071	$35.565	$36.735	$29.476	$28.736	$26.869	$24.146	$18.212	$15.958	$17.012
Accumulation unit value at end of period	$65.762	$48.071	$35.565	$36.735	$29.476	$28.736	$26.869	$24.146	$18.212	$15.958
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$47.042	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868	$16.950
Accumulation unit value at end of period	$64.226	$47.042	$34.873	$36.093	$29.019	$28.347	$26.558	$23.915	$18.074	$15.868
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
DWS International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.219	$10.854	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.334	$14.219	$10.854	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-102

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.891	$10.624	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.900	$13.891	$10.624	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.133	$10.825	$13.126	$10.544	$10.593	$10.855	$11.119	$8.879	$7.571	$8.956
Accumulation unit value at end of period	$17.168	$14.133	$10.825	$13.126	$10.544	$10.593	$10.855	$11.119	$8.879	$7.571
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	7	7	7	8	8	11	21
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.126	$13.137	$15.954	$12.835	$12.914	$13.253	$13.596	$10.873	$9.285	$11.001
Accumulation unit value at end of period	$20.773	$17.126	$13.137	$15.954	$12.835	$12.914	$13.253	$13.596	$10.873	$9.285
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.237	$9.397	$11.423	$9.199	$9.265	$9.517	$9.773	$7.824	$6.688	$7.932
Accumulation unit value at end of period	$14.829	$12.237	$9.397	$11.423	$9.199	$9.265	$9.517	$9.773	$7.824	$6.688
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.668	$12.812	$15.589	$12.567	$12.670	$13.028	$13.392	$10.731	$9.182	$10.901
Accumulation unit value at end of period	$20.177	$16.668	$12.812	$15.589	$12.567	$12.670	$13.028	$13.392	$10.731	$9.182
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	3	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.783	$9.076	$11.065	$8.938	$9.029	$9.302	$9.581	$7.693	$6.596	$7.846
Accumulation unit value at end of period	$14.235	$11.783	$9.076	$11.065	$8.938	$9.029	$9.302	$9.581	$7.693	$6.596
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-103

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.788	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981	$10.704
Accumulation unit value at end of period	$19.036	$15.788	$12.184	$14.886	$12.048	$12.195	$12.590	$12.993	$10.454	$8.981
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	1	4	4	3	2	2	4
Eaton Vance Atlanta Capital SMID-Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.866	$22.304	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.088	$29.866	$22.304	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.394	$21.996	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.500	$29.394	$21.996	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$10.000	$-
Accumulation unit value at end of period	$32.066	$29.045	$21.767	$23.168	$18.714	$16.950	$15.564	$14.911	$11.041	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	13	12	12	11	8	6	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.700	$21.541	$22.962	$18.575	$16.850	$15.495	$14.867	$11.025	$10.000	$-
Accumulation unit value at end of period	$31.638	$28.700	$21.541	$22.962	$18.575	$16.850	$15.495	$14.867	$11.025	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.472	$21.391	$22.826	$18.483	$16.783	$15.449	$14.838	$11.015	$10.000	$-
Accumulation unit value at end of period	$31.355	$28.472	$21.391	$22.826	$18.483	$16.783	$15.449	$14.838	$11.015	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	4	9	8	7	1	-	-

APP I-104

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$10.000	$-
Accumulation unit value at end of period	$31.076	$28.246	$21.243	$22.690	$18.392	$16.717	$15.403	$14.809	$11.004	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	3	4	5	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$10.000	$-
Accumulation unit value at end of period	$30.523	$27.800	$20.949	$22.421	$18.210	$16.584	$15.312	$14.751	$10.983	$-
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	2	-	3	2	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$10.000	$-
Accumulation unit value at end of period	$29.981	$27.360	$20.659	$22.155	$18.030	$16.453	$15.222	$14.693	$10.962	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	5	6	6	6	4	1	-
Eaton Vance Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$33.420	$27.072	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.110	$33.420	$27.072	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$32.704	$26.545	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.219	$32.704	$26.545	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$32.178	$26.157	$27.222	$24.098	$23.152	$22.668	$20.782	$17.267	$15.564	$15.439
Accumulation unit value at end of period	$36.565	$32.178	$26.157	$27.222	$24.098	$23.152	$22.668	$20.782	$17.267	$15.564
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-105

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.660	$25.774	$26.864	$23.817	$22.917	$22.471	$20.632	$17.169	$15.498	$15.397
Accumulation unit value at end of period	$35.923	$31.660	$25.774	$26.864	$23.817	$22.917	$22.471	$20.632	$17.169	$15.498
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$31.319	$25.522	$26.628	$23.631	$22.761	$22.341	$20.533	$17.103	$15.454	$15.369
Accumulation unit value at end of period	$35.500	$31.319	$25.522	$26.628	$23.631	$22.761	$22.341	$20.533	$17.103	$15.454
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	-	-	1	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.982	$25.273	$26.395	$23.447	$22.606	$22.211	$20.434	$17.038	$15.411	$15.341
Accumulation unit value at end of period	$35.083	$30.982	$25.273	$26.395	$23.447	$22.606	$22.211	$20.434	$17.038	$15.411
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.319	$24.781	$25.933	$23.083	$22.300	$21.954	$20.238	$16.908	$15.324	$15.285
Accumulation unit value at end of period	$34.264	$30.319	$24.781	$25.933	$23.083	$22.300	$21.954	$20.238	$16.908	$15.324
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.669	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238	$15.229
Accumulation unit value at end of period	$33.463	$29.669	$24.299	$25.480	$22.725	$21.998	$21.700	$20.044	$16.779	$15.238
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	3	1	1	-	-	-	-
Eaton Vance Income Fund of Boston
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.867	$18.446	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.849	$20.867	$18.446	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-106

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.386	$18.057	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.302	$20.386	$18.057	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	7	7	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.480	$17.280	$17.868	$16.940	$15.110	$15.498	$15.189	$14.226	$12.604	$12.115
Accumulation unit value at end of period	$20.325	$19.480	$17.280	$17.868	$16.940	$15.110	$15.498	$15.189	$14.226	$12.604
Number of accumulation units outstanding at end of period (in thousands)	22	22	22	21	20	20	25	21	20	23
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.229	$18.860	$19.531	$18.544	$16.566	$17.017	$16.703	$15.667	$13.902	$13.382
Accumulation unit value at end of period	$22.116	$21.229	$18.860	$19.531	$18.544	$16.566	$17.017	$16.703	$15.667	$13.902
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.875	$16.786	$17.401	$16.538	$14.788	$15.206	$14.941	$14.028	$12.460	$12.006
Accumulation unit value at end of period	$19.645	$18.875	$16.786	$17.401	$16.538	$14.788	$15.206	$14.941	$14.028	$12.460
Number of accumulation units outstanding at end of period (in thousands)	17	24	28	27	33	35	31	23	21	11
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.661	$18.393	$19.085	$18.157	$16.252	$16.729	$16.452	$15.463	$13.748	$13.261
Accumulation unit value at end of period	$21.482	$20.661	$18.393	$19.085	$18.157	$16.252	$16.729	$16.452	$15.463	$13.748
Number of accumulation units outstanding at end of period (in thousands)	11	13	12	12	10	9	9	11	12	6
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.175	$16.212	$16.856	$16.068	$14.411	$14.863	$14.647	$13.794	$12.289	$11.877
Accumulation unit value at end of period	$18.859	$18.175	$16.212	$16.856	$16.068	$14.411	$14.863	$14.647	$13.794	$12.289
Number of accumulation units outstanding at end of period (in thousands)	12	11	17	35	39	36	29	37	24	13

APP I-107

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.571	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446	$13.022
Accumulation unit value at end of period	$20.268	$19.571	$17.492	$18.224	$17.407	$15.643	$16.166	$15.963	$15.064	$13.446
Number of accumulation units outstanding at end of period (in thousands)	35	35	42	47	45	42	47	47	59	44
Eaton Vance Large-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.145	$15.545	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.574	$20.145	$15.545	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.681	$15.216	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.060	$19.681	$15.216	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.919	$14.649	$15.802	$13.833	$12.689	$12.892	$11.677	$9.073	$7.876	$8.287
Accumulation unit value at end of period	$19.254	$18.919	$14.649	$15.802	$13.833	$12.689	$12.892	$11.677	$9.073	$7.876
Number of accumulation units outstanding at end of period (in thousands)	15	17	19	19	27	31	29	48	112	200
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.876	$18.516	$20.003	$17.537	$16.110	$16.393	$14.870	$11.571	$10.060	$10.600
Accumulation unit value at end of period	$24.263	$23.876	$18.516	$20.003	$17.537	$16.110	$16.393	$14.870	$11.571	$10.060
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	-	-	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.332	$14.230	$15.389	$13.505	$12.419	$12.649	$11.486	$8.947	$7.786	$8.213
Accumulation unit value at end of period	$18.610	$18.332	$14.230	$15.389	$13.505	$12.419	$12.649	$11.486	$8.947	$7.786
Number of accumulation units outstanding at end of period (in thousands)	5	10	13	17	24	25	23	22	25	39

APP I-108

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.238	$18.057	$19.547	$17.171	$15.805	$16.115	$14.647	$11.421	$9.949	$10.504
Accumulation unit value at end of period	$23.567	$23.238	$18.057	$19.547	$17.171	$15.805	$16.115	$14.647	$11.421	$9.949
Number of accumulation units outstanding at end of period (in thousands)	24	24	23	28	15	14	19	18	18	19
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.651	$13.743	$14.907	$13.121	$12.102	$12.364	$11.260	$8.797	$7.679	$8.124
Accumulation unit value at end of period	$17.866	$17.651	$13.743	$14.907	$13.121	$12.102	$12.364	$11.260	$8.797	$7.679
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	10	15	16	30	40	29	39
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.011	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731	$10.315
Accumulation unit value at end of period	$22.234	$22.011	$17.172	$18.664	$16.461	$15.213	$15.573	$14.211	$11.125	$9.731
Number of accumulation units outstanding at end of period (in thousands)	17	22	27	29	51	49	52	67	82	76
Federated Hermes Clover Small Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.937	$15.848	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.635	$18.937	$15.848	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.637	$15.629	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.269	$18.637	$15.629	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$10.000	$-
Accumulation unit value at end of period	$19.998	$18.416	$15.466	$19.041	$17.064	$14.096	$15.157	$14.237	$10.882	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-109

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.197	$15.305	$18.872	$16.938	$14.012	$15.090	$14.195	$10.866	$10.000	$-
Accumulation unit value at end of period	$19.731	$18.197	$15.305	$18.872	$16.938	$14.012	$15.090	$14.195	$10.866	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.053	$15.199	$18.760	$16.854	$13.957	$15.045	$14.167	$10.856	$10.000	$-
Accumulation unit value at end of period	$19.555	$18.053	$15.199	$18.760	$16.854	$13.957	$15.045	$14.167	$10.856	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$10.000	$-
Accumulation unit value at end of period	$19.380	$17.910	$15.094	$18.648	$16.770	$13.901	$15.001	$14.139	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$10.000	$-
Accumulation unit value at end of period	$19.036	$17.627	$14.885	$18.427	$16.605	$13.792	$14.912	$14.084	$10.824	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$10.000	$-
Accumulation unit value at end of period	$18.697	$17.348	$14.679	$18.209	$16.441	$13.683	$14.824	$14.029	$10.803	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes Equity Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.105	$16.604	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.363	$20.105	$16.604	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-110

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.641	$16.254	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.828	$19.641	$16.254	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.009	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$10.202	$9.217	$8.620
Accumulation unit value at end of period	$19.069	$18.009	$14.925	$16.986	$14.709	$13.501	$14.348	$13.359	$10.202	$9.217
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.640	$17.961	$20.472	$17.755	$16.321	$17.371	$16.198	$12.389	$11.209	$10.498
Accumulation unit value at end of period	$22.879	$21.640	$17.961	$20.472	$17.755	$16.321	$17.371	$16.198	$12.389	$11.209
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	3	4	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.455	$14.502	$16.546	$14.364	$13.217	$14.082	$13.144	$10.063	$9.113	$8.545
Accumulation unit value at end of period	$18.436	$17.455	$14.502	$16.546	$14.364	$13.217	$14.082	$13.144	$10.063	$9.113
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.061	$17.515	$20.005	$17.384	$16.011	$17.076	$15.955	$12.227	$11.084	$10.403
Accumulation unit value at end of period	$22.222	$21.061	$17.515	$20.005	$17.384	$16.011	$17.076	$15.955	$12.227	$11.084
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.812	$14.010	$16.033	$13.960	$12.884	$13.768	$12.890	$9.898	$8.991	$8.455
Accumulation unit value at end of period	$17.703	$16.812	$14.010	$16.033	$13.960	$12.884	$13.768	$12.890	$9.898	$8.991
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	3	3	3	1	-	-

APP I-111

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$10.841	$10.215
Accumulation unit value at end of period	$20.965	$19.949	$16.657	$19.101	$16.665	$15.410	$16.501	$15.479	$11.910	$10.841
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	3	4	3	2	4	3	3
Federated Hermes Fund for U.S. Government Securities
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.480	$12.754	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.962	$13.480	$12.754	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.169	$12.485	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.613	$13.169	$12.485	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.818	$13.119	$13.181	$13.033	$12.916	$12.900	$12.328	$12.641	$12.381	$11.917
Accumulation unit value at end of period	$14.262	$13.818	$13.119	$13.181	$13.033	$12.916	$12.900	$12.328	$12.641	$12.381
Number of accumulation units outstanding at end of period (in thousands)	7	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.112	$13.419	$13.502	$13.371	$13.270	$13.273	$12.704	$13.046	$12.797	$12.336
Accumulation unit value at end of period	$14.544	$14.112	$13.419	$13.502	$13.371	$13.270	$13.273	$12.704	$13.046	$12.797
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.393	$12.747	$12.840	$12.727	$12.644	$12.660	$12.129	$12.468	$12.242	$11.813
Accumulation unit value at end of period	$13.789	$13.393	$12.747	$12.840	$12.727	$12.644	$12.660	$12.129	$12.468	$12.242
Number of accumulation units outstanding at end of period (in thousands)	3	9	10	10	16	15	9	8	7	5

APP I-112

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.735	$13.086	$13.194	$13.091	$13.019	$13.048	$12.513	$12.876	$12.655	$12.224
Accumulation unit value at end of period	$14.127	$13.735	$13.086	$13.194	$13.091	$13.019	$13.048	$12.513	$12.876	$12.655
Number of accumulation units outstanding at end of period (in thousands)	-	3	-	-	-	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.900	$12.315	$12.441	$12.369	$12.326	$12.378	$11.894	$12.263	$12.078	$11.689
Accumulation unit value at end of period	$13.241	$12.900	$12.315	$12.441	$12.369	$12.326	$12.378	$11.894	$12.263	$12.078
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	3	3	3	6	14	5	16
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.009	$12.444	$12.598	$12.550	$12.530	$12.609	$12.140	$12.542	$12.377	$12.003
Accumulation unit value at end of period	$13.327	$13.009	$12.444	$12.598	$12.550	$12.530	$12.609	$12.140	$12.542	$12.377
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	2	3	5	6	16	13
Federated Hermes Global Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.366	$14.755	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.516	$17.366	$14.755	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.966	$14.443	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.027	$16.966	$14.443	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.505	$14.073	$15.475	$13.286	$12.931	$13.599	$13.183	$11.179	$10.040	$10.386
Accumulation unit value at end of period	$18.483	$16.505	$14.073	$15.475	$13.286	$12.931	$13.599	$13.183	$11.179	$10.040
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-113

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.253	$16.440	$18.105	$15.567	$15.174	$15.982	$15.516	$13.178	$11.853	$12.279
Accumulation unit value at end of period	$21.528	$19.253	$16.440	$18.105	$15.567	$15.174	$15.982	$15.516	$13.178	$11.853
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.069	$18.008	$19.852	$17.086	$16.672	$17.577	$17.082	$14.522	$13.075	$13.559
Accumulation unit value at end of period	$23.534	$21.069	$18.008	$19.852	$17.086	$16.672	$17.577	$17.082	$14.522	$13.075
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.738	$16.032	$17.691	$15.242	$14.887	$15.710	$15.284	$13.006	$11.721	$12.167
Accumulation unit value at end of period	$20.910	$18.738	$16.032	$17.691	$15.242	$14.887	$15.710	$15.284	$13.006	$11.721
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.679	$18.586	$20.551	$17.741	$17.362	$18.359	$17.896	$15.260	$13.780	$14.333
Accumulation unit value at end of period	$24.144	$21.679	$18.586	$20.551	$17.741	$17.362	$18.359	$17.896	$15.260	$13.780
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.748	$15.246	$16.892	$14.611	$14.328	$15.181	$14.828	$12.669	$11.463	$11.947
Accumulation unit value at end of period	$19.726	$17.748	$15.246	$16.892	$14.611	$14.328	$15.181	$14.828	$12.669	$11.463
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes High Income Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.336	$18.687	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.559	$21.336	$18.687	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-114

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.844	$18.293	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.995	$20.844	$18.293	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.550	$18.061	$18.725	$17.664	$15.530	$16.137	$15.879	$14.957	$13.154	$12.631
Accumulation unit value at end of period	$21.652	$20.550	$18.061	$18.725	$17.664	$15.530	$16.137	$15.879	$14.957	$13.154
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.090	$19.445	$20.190	$19.074	$16.794	$17.478	$17.224	$16.249	$14.311	$13.763
Accumulation unit value at end of period	$23.240	$22.090	$19.445	$20.190	$19.074	$16.794	$17.478	$17.224	$16.249	$14.311
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.917	$17.549	$18.240	$17.249	$15.203	$15.837	$15.623	$14.753	$13.007	$12.521
Accumulation unit value at end of period	$20.933	$19.917	$17.549	$18.240	$17.249	$15.203	$15.837	$15.623	$14.753	$13.007
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.499	$18.962	$19.728	$18.676	$16.476	$17.181	$16.966	$16.037	$14.153	$13.638
Accumulation unit value at end of period	$22.573	$21.499	$18.962	$19.728	$18.676	$16.476	$17.181	$16.966	$16.037	$14.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.183	$16.954	$17.674	$16.764	$14.820	$15.485	$15.321	$14.511	$12.832	$12.390
Accumulation unit value at end of period	$20.101	$19.183	$16.954	$17.674	$16.764	$14.820	$15.485	$15.321	$14.511	$12.832
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	-	-	-	-	-

APP I-115

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.364	$18.033	$18.837	$17.903	$15.858	$16.603	$16.460	$15.621	$13.841	$13.391
Accumulation unit value at end of period	$21.296	$20.364	$18.033	$18.837	$17.903	$15.858	$16.603	$16.460	$15.621	$13.841
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	3
Federated Hermes International Leaders Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.215	$14.401	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.000	$18.215	$14.401	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.847	$14.138	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.534	$17.847	$14.138	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.576	$13.944	$17.706	$13.904	$14.396	$14.795	$15.561	$12.300	$9.502	$11.722
Accumulation unit value at end of period	$20.192	$17.576	$13.944	$17.706	$13.904	$14.396	$14.795	$15.561	$12.300	$9.502
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.309	$13.752	$17.489	$13.755	$14.263	$14.680	$15.463	$12.241	$9.471	$11.701
Accumulation unit value at end of period	$19.855	$17.309	$13.752	$17.489	$13.755	$14.263	$14.680	$15.463	$12.241	$9.471
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.133	$13.626	$17.346	$13.656	$14.175	$14.604	$15.398	$12.202	$9.450	$11.687
Accumulation unit value at end of period	$19.634	$17.133	$13.626	$17.346	$13.656	$14.175	$14.604	$15.398	$12.202	$9.450
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-116

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.959	$13.501	$17.205	$13.558	$14.087	$14.528	$15.334	$12.163	$9.429	$11.673
Accumulation unit value at end of period	$19.415	$16.959	$13.501	$17.205	$13.558	$14.087	$14.528	$15.334	$12.163	$9.429
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.616	$13.255	$16.925	$13.364	$13.913	$14.377	$15.205	$12.085	$9.387	$11.644
Accumulation unit value at end of period	$18.985	$16.616	$13.255	$16.925	$13.364	$13.913	$14.377	$15.205	$12.085	$9.387
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.280	$13.013	$16.649	$13.173	$13.741	$14.228	$15.078	$12.007	$9.346	$11.616
Accumulation unit value at end of period	$18.564	$16.280	$13.013	$16.649	$13.173	$13.741	$14.228	$15.078	$12.007	$9.346
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Federated Hermes Kaufmann Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$28.710	$21.607	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.833	$28.710	$21.607	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.745	$19.413	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.962	$25.745	$19.413	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	40	44	46	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.097	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$9.515	$8.152	$9.502
Accumulation unit value at end of period	$34.642	$27.097	$20.464	$19.847	$15.622	$15.233	$14.448	$13.305	$9.515	$8.152
Number of accumulation units outstanding at end of period (in thousands)	48	40	45	46	58	93	94	76	123	158

APP I-117

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.626	$25.433	$24.703	$19.473	$19.017	$18.064	$16.660	$11.931	$10.238	$11.952
Accumulation unit value at end of period	$42.924	$33.626	$25.433	$24.703	$19.473	$19.017	$18.064	$16.660	$11.931	$10.238
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	10	9	5
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.257	$19.879	$19.328	$15.251	$14.909	$14.176	$13.087	$9.382	$8.059	$9.417
Accumulation unit value at end of period	$33.484	$26.257	$19.879	$19.328	$15.251	$14.909	$14.176	$13.087	$9.382	$8.059
Number of accumulation units outstanding at end of period (in thousands)	24	35	36	40	31	41	29	33	32	36
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.726	$24.802	$24.139	$19.066	$18.657	$17.758	$16.410	$11.776	$10.125	$11.843
Accumulation unit value at end of period	$41.692	$32.726	$24.802	$24.139	$19.066	$18.657	$17.758	$16.410	$11.776	$10.125
Number of accumulation units outstanding at end of period (in thousands)	8	10	10	10	25	18	23	31	42	38
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.282	$19.199	$18.723	$14.818	$14.529	$13.856	$12.830	$9.226	$7.948	$9.315
Accumulation unit value at end of period	$32.145	$25.282	$19.199	$18.723	$14.818	$14.529	$13.856	$12.830	$9.226	$7.948
Number of accumulation units outstanding at end of period (in thousands)	29	31	33	40	55	57	66	62	35	46
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902	$11.629
Accumulation unit value at end of period	$39.333	$30.998	$23.586	$23.049	$18.278	$17.956	$17.160	$15.921	$11.471	$9.902
Number of accumulation units outstanding at end of period (in thousands)	30	36	39	44	54	52	63	73	90	96
Federated Hermes MDT Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.679	$18.534	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.013	$23.679	$18.534	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-118

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.133	$18.143	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.212	$23.133	$18.143	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.578	$17.734	$18.424	$14.882	$13.601	$14.386	$12.722	$9.124	$8.594	$8.960
Accumulation unit value at end of period	$30.418	$22.578	$17.734	$18.424	$14.882	$13.601	$14.386	$12.722	$9.124	$8.594
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.714	$21.801	$22.684	$18.350	$16.795	$17.791	$15.757	$11.317	$10.677	$11.147
Accumulation unit value at end of period	$37.281	$27.714	$21.801	$22.684	$18.350	$16.795	$17.791	$15.757	$11.317	$10.677
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	4	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.878	$17.227	$17.943	$14.529	$13.311	$14.115	$12.514	$8.997	$8.496	$8.879
Accumulation unit value at end of period	$29.401	$21.878	$17.227	$17.943	$14.529	$13.311	$14.115	$12.514	$8.997	$8.496
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.972	$21.260	$22.165	$17.967	$16.477	$17.489	$15.520	$11.169	$10.559	$11.046
Accumulation unit value at end of period	$36.211	$26.972	$21.260	$22.165	$17.967	$16.477	$17.489	$15.520	$11.169	$10.559
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	4	4	4	3	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.066	$16.638	$17.381	$14.117	$12.972	$13.797	$12.268	$8.847	$8.379	$8.784
Accumulation unit value at end of period	$28.225	$21.066	$16.638	$17.381	$14.117	$12.972	$13.797	$12.268	$8.847	$8.379
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-119

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.548	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326	$10.846
Accumulation unit value at end of period	$34.162	$25.548	$20.218	$21.164	$17.223	$15.858	$16.900	$15.058	$10.880	$10.326
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	1	-
Federated Hermes Total Return Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.422	$14.151	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.786	$15.422	$14.151	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.067	$13.852	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.366	$15.067	$13.852	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$50.470	$46.472	$47.370	$45.854	$44.145	$44.672	$42.872	$43.705	$41.435	$39.415
Accumulation unit value at end of period	$54.741	$50.470	$46.472	$47.370	$45.854	$44.145	$44.672	$42.872	$43.705	$41.435
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	2	2	3	3	1	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.281	$15.014	$15.327	$14.859	$14.326	$14.519	$13.955	$14.248	$13.528	$12.888
Accumulation unit value at end of period	$17.632	$16.281	$15.014	$15.327	$14.859	$14.326	$14.519	$13.955	$14.248	$13.528
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	7	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.440	$14.253	$14.565	$14.134	$13.641	$13.839	$13.314	$13.607	$12.933	$12.333
Accumulation unit value at end of period	$16.705	$15.440	$14.253	$14.565	$14.134	$13.641	$13.839	$13.314	$13.607	$12.933
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	1	1	1	1

APP I-120

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.845	$14.641	$14.977	$14.548	$14.055	$14.273	$13.746	$14.062	$13.378	$12.771
Accumulation unit value at end of period	$17.126	$15.845	$14.641	$14.977	$14.548	$14.055	$14.273	$13.746	$14.062	$13.378
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	6
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.125	$14.003	$14.353	$13.970	$13.523	$13.761	$13.279	$13.612	$12.976	$12.411
Accumulation unit value at end of period	$16.314	$15.125	$14.003	$14.353	$13.970	$13.523	$13.761	$13.279	$13.612	$12.976
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	5	5	2	10	9
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.009	$13.924	$14.300	$13.946	$13.527	$13.792	$13.336	$13.698	$13.084	$12.540
Accumulation unit value at end of period	$16.157	$15.009	$13.924	$14.300	$13.946	$13.527	$13.792	$13.336	$13.698	$13.084
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	7	7	8	12	13	11
Fidelity® Advisor Leveraged Company Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.148	$14.848	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.589	$19.148	$14.848	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.199	$14.918	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.605	$19.199	$14.918	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	5	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.838	$14.659	$17.594	$15.110	$13.957	$14.923	$14.270	$10.535	$8.206	$9.252
Accumulation unit value at end of period	$24.107	$18.838	$14.659	$17.594	$15.110	$13.957	$14.923	$14.270	$10.535	$8.206
Number of accumulation units outstanding at end of period (in thousands)	45	49	49	50	45	44	44	69	74	53

APP I-121

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.484	$14.405	$17.316	$14.893	$13.777	$14.753	$14.128	$10.446	$8.149	$9.201
Accumulation unit value at end of period	$23.618	$18.484	$14.405	$17.316	$14.893	$13.777	$14.753	$14.128	$10.446	$8.149
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	14	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.679	$13.792	$16.595	$14.287	$13.230	$14.182	$13.594	$10.061	$7.857	$8.880
Accumulation unit value at end of period	$22.567	$17.679	$13.792	$16.595	$14.287	$13.230	$14.182	$13.594	$10.061	$7.857
Number of accumulation units outstanding at end of period (in thousands)	13	13	12	15	24	23	28	26	14	47
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.022	$14.074	$16.951	$14.608	$13.541	$14.529	$13.941	$10.328	$8.074	$9.134
Accumulation unit value at end of period	$22.982	$18.022	$14.074	$16.951	$14.608	$13.541	$14.529	$13.941	$10.328	$8.074
Number of accumulation units outstanding at end of period (in thousands)	9	9	8	3	3	6	6	6	4	46
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.023	$13.320	$16.075	$13.881	$12.892	$13.862	$13.327	$9.893	$7.749	$8.784
Accumulation unit value at end of period	$21.664	$17.023	$13.320	$16.075	$13.881	$12.892	$13.862	$13.327	$9.893	$7.749
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	10	16	12	18	26	24	17
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925	$9.002
Accumulation unit value at end of period	$21.761	$17.133	$13.433	$16.245	$14.055	$13.080	$14.092	$13.576	$10.098	$7.925
Number of accumulation units outstanding at end of period (in thousands)	13	15	18	22	32	29	32	36	36	30
Fidelity® Advisor Stock Selector All Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.606	$19.497	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.758	$25.606	$19.497	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-122

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.226	$19.247	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.225	$25.226	$19.247	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.945	$19.061	$21.082	$17.011	$15.691	$15.872	$14.438	$10.888	$8.864	$9.464
Accumulation unit value at end of period	$30.830	$24.945	$19.061	$21.082	$17.011	$15.691	$15.872	$14.438	$10.888	$8.864
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.667	$18.877	$20.910	$16.898	$15.609	$15.813	$14.406	$10.880	$8.802	$9.412
Accumulation unit value at end of period	$30.441	$24.667	$18.877	$20.910	$16.898	$15.609	$15.813	$14.406	$10.880	$8.802
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.484	$18.755	$20.796	$16.822	$15.555	$15.774	$14.385	$10.875	$8.561	$9.163
Accumulation unit value at end of period	$30.185	$24.484	$18.755	$20.796	$16.822	$15.555	$15.774	$14.385	$10.875	$8.561
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.302	$18.634	$20.683	$16.747	$15.502	$15.735	$14.364	$10.870	$8.721	$9.344
Accumulation unit value at end of period	$29.930	$24.302	$18.634	$20.683	$16.747	$15.502	$15.735	$14.364	$10.870	$8.721
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.941	$18.395	$20.458	$16.598	$15.394	$15.658	$14.322	$10.860	$8.443	$9.064
Accumulation unit value at end of period	$29.428	$23.941	$18.395	$20.458	$16.598	$15.394	$15.658	$14.322	$10.860	$8.443
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-123

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.587	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$8.560	$9.208
Accumulation unit value at end of period	$28.933	$23.587	$18.158	$20.236	$16.451	$15.288	$15.581	$14.280	$10.850	$8.560
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	1
Franklin Conservative Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.694	$14.764	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.221	$16.694	$14.764	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.664	$14.766	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.151	$16.664	$14.766	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.227	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$11.939	$11.111	$11.246
Accumulation unit value at end of period	$17.648	$16.227	$14.400	$14.989	$13.622	$13.114	$13.485	$13.113	$11.939	$11.111
Number of accumulation units outstanding at end of period (in thousands)	54	70	72	70	67	73	76	90	105	93
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.006	$16.003	$16.682	$15.184	$14.640	$15.076	$14.682	$13.387	$12.477	$12.649
Accumulation unit value at end of period	$19.554	$18.006	$16.003	$16.682	$15.184	$14.640	$15.076	$14.682	$13.387	$12.477
Number of accumulation units outstanding at end of period (in thousands)	7	7	6	4	4	2	1	2	2	2
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.917	$14.161	$14.776	$13.463	$12.993	$13.394	$13.057	$11.918	$11.119	$11.283
Accumulation unit value at end of period	$17.268	$15.917	$14.161	$14.776	$13.463	$12.993	$13.394	$13.057	$11.918	$11.119
Number of accumulation units outstanding at end of period (in thousands)	11	11	10	13	8	7	9	13	21	5

APP I-124

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.524	$15.606	$16.301	$14.866	$14.362	$14.820	$14.462	$13.213	$12.339	$12.534
Accumulation unit value at end of period	$18.993	$17.524	$15.606	$16.301	$14.866	$14.362	$14.820	$14.462	$13.213	$12.339
Number of accumulation units outstanding at end of period (in thousands)	32	29	25	21	20	19	15	13	14	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.140	$13.510	$14.139	$12.921	$12.508	$12.933	$12.645	$11.576	$10.832	$11.025
Accumulation unit value at end of period	$16.376	$15.140	$13.510	$14.139	$12.921	$12.508	$12.933	$12.645	$11.576	$10.832
Number of accumulation units outstanding at end of period (in thousands)	22	20	19	27	30	30	22	23	14	20
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068	$12.307
Accumulation unit value at end of period	$17.918	$16.599	$14.841	$15.564	$14.251	$13.823	$14.321	$14.031	$12.870	$12.068
Number of accumulation units outstanding at end of period (in thousands)	27	30	44	42	79	77	76	62	70	57
Franklin Growth Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.417	$16.774	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.359	$20.417	$16.774	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.700	$16.217	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.494	$19.700	$16.217	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.085	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.029	$10.029	$10.407
Accumulation unit value at end of period	$21.758	$19.085	$15.734	$16.905	$14.223	$13.566	$13.864	$13.277	$11.029	$10.029
Number of accumulation units outstanding at end of period (in thousands)	113	110	120	108	68	78	89	105	105	96

APP I-125

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.558	$18.626	$20.041	$16.887	$16.132	$16.511	$15.835	$13.174	$11.998	$12.468
Accumulation unit value at end of period	$25.679	$22.558	$18.626	$20.041	$16.887	$16.132	$16.511	$15.835	$13.174	$11.998
Number of accumulation units outstanding at end of period (in thousands)	42	43	49	46	78	82	80	65	63	58
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.493	$15.284	$16.462	$13.886	$13.277	$13.603	$13.059	$10.876	$9.915	$10.314
Accumulation unit value at end of period	$21.030	$18.493	$15.284	$16.462	$13.886	$13.277	$13.603	$13.059	$10.876	$9.915
Number of accumulation units outstanding at end of period (in thousands)	83	95	75	79	27	31	25	39	36	17
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.954	$18.164	$19.583	$16.534	$15.826	$16.231	$15.597	$13.002	$11.865	$12.355
Accumulation unit value at end of period	$24.942	$21.954	$18.164	$19.583	$16.534	$15.826	$16.231	$15.597	$13.002	$11.865
Number of accumulation units outstanding at end of period (in thousands)	14	13	13	18	20	30	21	25	13	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.806	$14.761	$15.947	$13.491	$12.939	$13.296	$12.803	$10.694	$9.778	$10.203
Accumulation unit value at end of period	$20.189	$17.806	$14.761	$15.947	$13.491	$12.939	$13.296	$12.803	$10.694	$9.778
Number of accumulation units outstanding at end of period (in thousands)	18	23	27	55	105	94	61	67	74	81
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604	$12.132
Accumulation unit value at end of period	$23.531	$20.795	$17.273	$18.699	$15.850	$15.232	$15.684	$15.132	$12.665	$11.604
Number of accumulation units outstanding at end of period (in thousands)	61	59	58	58	84	80	94	81	82	74
Franklin Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.328	$24.496	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.169	$32.328	$24.496	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-126

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.582	$23.979	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.114	$31.582	$23.979	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.104	$22.130	$23.022	$18.243	$16.912	$16.674	$14.587	$11.330	$10.016	$10.003
Accumulation unit value at end of period	$37.831	$29.104	$22.130	$23.022	$18.243	$16.912	$16.674	$14.587	$11.330	$10.016
Number of accumulation units outstanding at end of period (in thousands)	9	9	25	30	44	50	39	51	45	38
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.399	$26.957	$28.085	$22.289	$20.693	$20.433	$17.903	$13.926	$12.329	$12.332
Accumulation unit value at end of period	$45.944	$35.399	$26.957	$28.085	$22.289	$20.693	$20.433	$17.903	$13.926	$12.329
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	5	4	3	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.201	$21.497	$22.419	$17.811	$16.552	$16.360	$14.348	$11.173	$9.901	$9.913
Accumulation unit value at end of period	$36.566	$28.201	$21.497	$22.419	$17.811	$16.552	$16.360	$14.348	$11.173	$9.901
Number of accumulation units outstanding at end of period (in thousands)	9	9	9	12	12	22	24	30	23	16
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.453	$26.289	$27.444	$21.824	$20.302	$20.086	$17.634	$13.745	$12.193	$12.220
Accumulation unit value at end of period	$44.627	$34.453	$26.289	$27.444	$21.824	$20.302	$20.086	$17.634	$13.745	$12.193
Number of accumulation units outstanding at end of period (in thousands)	11	42	45	45	44	45	46	53	53	36
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.155	$20.762	$21.718	$17.305	$16.130	$15.991	$14.067	$10.986	$9.765	$9.807
Accumulation unit value at end of period	$35.103	$27.155	$20.762	$21.718	$17.305	$16.130	$15.991	$14.067	$10.986	$9.765
Number of accumulation units outstanding at end of period (in thousands)	13	14	18	15	19	16	24	21	18	19

APP I-127

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$32.635	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925	$12.000
Accumulation unit value at end of period	$42.104	$32.635	$25.002	$26.206	$20.922	$19.541	$19.411	$17.110	$13.390	$11.925
Number of accumulation units outstanding at end of period (in thousands)	22	24	29	33	33	38	36	30	29	21
Franklin High Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.967	$17.499	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.284	$19.967	$17.499	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.507	$17.129	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.751	$19.507	$17.129	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.497	$17.146	$17.801	$16.762	$14.118	$15.896	$16.038	$14.974	$13.005	$12.502
Accumulation unit value at end of period	$20.710	$19.497	$17.146	$17.801	$16.762	$14.118	$15.896	$16.038	$14.974	$13.005
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	12	17	12	20	7	2	2
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.946	$18.449	$19.182	$18.089	$15.259	$17.206	$17.386	$16.257	$14.141	$13.614
Accumulation unit value at end of period	$22.216	$20.946	$18.449	$19.182	$18.089	$15.259	$17.206	$17.386	$16.257	$14.141
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	10	9	9	11	11	13	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.897	$16.660	$17.339	$16.368	$13.821	$15.601	$15.780	$14.769	$12.860	$12.393
Accumulation unit value at end of period	$20.022	$18.897	$16.660	$17.339	$16.368	$13.821	$15.601	$15.780	$14.769	$12.860
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	2	2	1	10	12	11

APP I-128

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.386	$17.991	$18.743	$17.711	$14.970	$16.914	$17.126	$16.045	$13.985	$13.490
Accumulation unit value at end of period	$21.579	$20.386	$17.991	$18.743	$17.711	$14.970	$16.914	$17.126	$16.045	$13.985
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	5	7	4	3	3	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.201	$16.095	$16.802	$15.908	$13.473	$15.253	$15.475	$14.527	$12.687	$12.263
Accumulation unit value at end of period	$19.227	$18.201	$16.095	$16.802	$15.908	$13.473	$15.253	$15.475	$14.527	$12.687
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	8	7	8	10	10	3	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677	$13.246
Accumulation unit value at end of period	$20.358	$19.309	$17.109	$17.897	$16.979	$14.408	$16.345	$16.615	$15.630	$13.677
Number of accumulation units outstanding at end of period (in thousands)	14	13	15	18	33	30	28	22	21	37
Franklin Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.500	$16.007	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.132	$18.500	$16.007	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.968	$15.578	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.544	$17.968	$15.578	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	29	35	39	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.020	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$12.317	$10.889	$10.643
Accumulation unit value at end of period	$18.570	$18.020	$15.646	$16.605	$15.393	$13.303	$14.503	$13.999	$12.317	$10.889
Number of accumulation units outstanding at end of period (in thousands)	89	95	98	162	119	122	107	99	131	106

APP I-129

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.412	$17.750	$18.865	$17.515	$15.159	$16.552	$16.001	$14.099	$12.483	$12.219
Accumulation unit value at end of period	$21.004	$20.412	$17.750	$18.865	$17.515	$15.159	$16.552	$16.001	$14.099	$12.483
Number of accumulation units outstanding at end of period (in thousands)	17	19	16	17	14	14	47	34	24	21
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.581	$14.433	$15.356	$14.271	$12.364	$13.513	$13.077	$11.534	$10.222	$10.016
Accumulation unit value at end of period	$17.045	$16.581	$14.433	$15.356	$14.271	$12.364	$13.513	$13.077	$11.534	$10.222
Number of accumulation units outstanding at end of period (in thousands)	44	55	76	95	157	147	126	116	128	143
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.865	$17.309	$18.434	$17.148	$14.872	$16.271	$15.761	$13.915	$12.345	$12.108
Accumulation unit value at end of period	$20.401	$19.865	$17.309	$18.434	$17.148	$14.872	$16.271	$15.761	$13.915	$12.345
Number of accumulation units outstanding at end of period (in thousands)	14	14	14	22	25	22	24	28	37	29
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.966	$13.939	$14.875	$13.865	$12.049	$13.208	$12.820	$11.341	$10.082	$9.908
Accumulation unit value at end of period	$16.363	$15.966	$13.939	$14.875	$13.865	$12.049	$13.208	$12.820	$11.341	$10.082
Number of accumulation units outstanding at end of period (in thousands)	93	92	74	93	120	126	156	155	120	88
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073	$11.889
Accumulation unit value at end of period	$19.246	$18.816	$16.461	$17.602	$16.439	$14.314	$15.723	$15.291	$13.554	$12.073
Number of accumulation units outstanding at end of period (in thousands)	76	77	91	96	126	128	128	142	148	184
Franklin Moderate Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.709	$15.960	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.992	$18.709	$15.960	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-130

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.493	$15.807	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.708	$18.493	$15.807	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.969	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$11.820	$10.864	$11.084
Accumulation unit value at end of period	$20.091	$17.969	$15.382	$16.242	$14.196	$13.596	$13.928	$13.449	$11.820	$10.864
Number of accumulation units outstanding at end of period (in thousands)	94	97	109	100	97	102	113	87	89	60
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.471	$17.551	$18.560	$16.247	$15.583	$15.987	$15.461	$13.609	$12.527	$12.799
Accumulation unit value at end of period	$22.855	$20.471	$17.551	$18.560	$16.247	$15.583	$15.987	$15.461	$13.609	$12.527
Number of accumulation units outstanding at end of period (in thousands)	42	41	42	47	80	76	75	57	53	66
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.411	$14.942	$15.817	$13.859	$13.306	$13.665	$13.229	$11.656	$10.740	$10.984
Accumulation unit value at end of period	$19.419	$17.411	$14.942	$15.817	$13.859	$13.306	$13.665	$13.229	$11.656	$10.740
Number of accumulation units outstanding at end of period (in thousands)	43	39	38	43	31	66	81	99	86	37
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.923	$17.115	$18.136	$15.907	$15.288	$15.716	$15.229	$13.431	$12.388	$12.683
Accumulation unit value at end of period	$22.199	$19.923	$17.115	$18.136	$15.907	$15.288	$15.716	$15.229	$13.431	$12.388
Number of accumulation units outstanding at end of period (in thousands)	49	37	38	34	34	34	31	60	38	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.765	$14.430	$15.322	$13.466	$12.967	$13.357	$12.969	$11.461	$10.592	$10.866
Accumulation unit value at end of period	$18.642	$16.765	$14.430	$15.322	$13.466	$12.967	$13.357	$12.969	$11.461	$10.592
Number of accumulation units outstanding at end of period (in thousands)	53	50	48	55	77	76	56	45	79	128

APP I-131

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115	$12.453
Accumulation unit value at end of period	$20.943	$18.871	$16.276	$17.316	$15.249	$14.714	$15.186	$14.775	$13.083	$12.115
Number of accumulation units outstanding at end of period (in thousands)	81	81	92	96	131	128	134	123	131	145
Franklin Mutual Beacon Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.935	$16.012	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.652	$19.935	$16.012	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.475	$15.674	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.135	$19.475	$15.674	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	36	37	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.514	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$9.177	$7.945	$8.189
Accumulation unit value at end of period	$18.080	$17.514	$14.117	$15.504	$13.656	$11.852	$12.451	$11.752	$9.177	$7.945
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	4	16	15	5	2	3	3
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.688	$16.700	$18.368	$16.204	$14.085	$14.818	$14.007	$10.955	$9.498	$9.805
Accumulation unit value at end of period	$21.325	$20.688	$16.700	$18.368	$16.204	$14.085	$14.818	$14.007	$10.955	$9.498
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.242	$13.932	$15.339	$13.545	$11.785	$12.412	$11.744	$9.194	$7.979	$8.245
Accumulation unit value at end of period	$17.755	$17.242	$13.932	$15.339	$13.545	$11.785	$12.412	$11.744	$9.194	$7.979
Number of accumulation units outstanding at end of period (in thousands)	3	2	3	3	6	12	21	23	20	5

APP I-132

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.134	$16.285	$17.949	$15.865	$13.818	$14.566	$13.797	$10.812	$9.392	$9.716
Accumulation unit value at end of period	$20.713	$20.134	$16.285	$17.949	$15.865	$13.818	$14.566	$13.797	$10.812	$9.392
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	4	4	4	15	16	15
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.635	$12.672	$13.994	$12.394	$10.816	$11.425	$10.843	$8.514	$7.411	$7.682
Accumulation unit value at end of period	$16.052	$15.635	$12.672	$13.994	$12.394	$10.816	$11.425	$10.843	$8.514	$7.411
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	2	5	5	13	17	12	22
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186	$9.540
Accumulation unit value at end of period	$19.540	$19.071	$15.487	$17.137	$15.209	$13.299	$14.076	$13.386	$10.532	$9.186
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	6	13	13	16	28	34	33
Franklin Mutual Global Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.239	$15.493	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.325	$19.239	$15.493	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.796	$15.166	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.867	$18.796	$15.166	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	39	47	47	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.446	$14.098	$15.919	$14.602	$13.037	$13.596	$13.013	$10.440	$9.258	$9.592
Accumulation unit value at end of period	$16.558	$17.446	$14.098	$15.919	$14.602	$13.037	$13.596	$13.013	$10.440	$9.258
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	11	1	4	4	4	14	7

APP I-133

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.391	$14.053	$15.868	$14.555	$12.996	$13.553	$12.972	$10.407	$9.229	$9.561
Accumulation unit value at end of period	$16.506	$17.391	$14.053	$15.868	$14.555	$12.996	$13.553	$12.972	$10.407	$9.229
Number of accumulation units outstanding at end of period (in thousands)	131	114	131	111	110	167	180	155	256	217
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.149	$14.688	$16.610	$15.259	$13.644	$14.251	$13.660	$10.976	$9.747	$10.114
Accumulation unit value at end of period	$17.200	$18.149	$14.688	$16.610	$15.259	$13.644	$14.251	$13.660	$10.976	$9.747
Number of accumulation units outstanding at end of period (in thousands)	9	9	10	36	49	32	32	48	35	7
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.851	$13.651	$15.453	$14.210	$12.719	$13.298	$12.759	$10.262	$9.123	$9.475
Accumulation unit value at end of period	$15.954	$16.851	$13.651	$15.453	$14.210	$12.719	$13.298	$12.759	$10.262	$9.123
Number of accumulation units outstanding at end of period (in thousands)	94	101	110	107	107	103	88	101	103	111
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.730	$14.378	$16.292	$14.996	$13.437	$14.062	$13.506	$10.874	$9.676	$10.060
Accumulation unit value at end of period	$16.770	$17.730	$14.378	$16.292	$14.996	$13.437	$14.062	$13.506	$10.874	$9.676
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	9	5	5	4	2	10	30
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.225	$13.184	$14.969	$13.806	$12.395	$12.998	$12.509	$10.091	$8.998	$9.373
Accumulation unit value at end of period	$15.316	$16.225	$13.184	$14.969	$13.806	$12.395	$12.998	$12.509	$10.091	$8.998
Number of accumulation units outstanding at end of period (in thousands)	78	91	92	112	146	159	152	153	99	56
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.777	$16.916	$19.245	$17.785	$15.999	$16.811	$16.211	$13.104	$11.707	$12.220
Accumulation unit value at end of period	$19.572	$20.777	$16.916	$19.245	$17.785	$15.999	$16.811	$16.211	$13.104	$11.707
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	11	22	26	28	27	27	29

APP I-134

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.922	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535	$9.953
Accumulation unit value at end of period	$15.941	$16.922	$13.777	$15.675	$14.485	$13.031	$13.692	$13.203	$10.673	$9.535
Number of accumulation units outstanding at end of period (in thousands)	85	96	95	97	137	133	153	171	214	221
Franklin Mutual Shares Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.091	$15.562	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.186	$19.091	$15.562	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.797	$13.719	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.969	$16.797	$13.719	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	57	62	77	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.730	$23.501	$26.005	$24.153	$20.995	$22.003	$20.609	$16.214	$14.201	$14.532
Accumulation unit value at end of period	$27.272	$28.730	$23.501	$26.005	$24.153	$20.995	$22.003	$20.609	$16.214	$14.201
Number of accumulation units outstanding at end of period (in thousands)	7	6	8	8	6	5	4	62	77	73
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.970	$22.913	$25.394	$23.620	$20.563	$21.582	$20.245	$15.952	$13.992	$14.340
Accumulation unit value at end of period	$26.511	$27.970	$22.913	$25.394	$23.620	$20.563	$21.582	$20.245	$15.952	$13.992
Number of accumulation units outstanding at end of period (in thousands)	17	18	20	24	26	32	34	34	36	37
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.614	$12.804	$14.205	$13.226	$11.525	$12.109	$11.370	$8.968	$7.874	$8.078
Accumulation unit value at end of period	$14.785	$15.614	$12.804	$14.205	$13.226	$11.525	$12.109	$11.370	$8.968	$7.874
Number of accumulation units outstanding at end of period (in thousands)	24	20	53	53	44	37	31	31	31	31

APP I-135

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.006	$22.168	$24.617	$22.944	$20.014	$21.048	$19.784	$15.620	$13.728	$14.097
Accumulation unit value at end of period	$25.546	$27.006	$22.168	$24.617	$22.944	$20.014	$21.048	$19.784	$15.620	$13.728
Number of accumulation units outstanding at end of period (in thousands)	39	46	46	51	56	54	48	49	109	108
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.035	$12.366	$13.760	$12.850	$11.231	$11.835	$11.147	$8.818	$7.766	$7.991
Accumulation unit value at end of period	$14.194	$15.035	$12.366	$13.760	$12.850	$11.231	$11.835	$11.147	$8.818	$7.766
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	9	16	27	28	19	9
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187	$13.596
Accumulation unit value at end of period	$23.672	$25.125	$20.706	$23.087	$21.603	$18.920	$19.977	$18.853	$14.944	$13.187
Number of accumulation units outstanding at end of period (in thousands)	18	18	18	24	28	29	35	38	45	45
Franklin Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.546	$19.504	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.829	$24.546	$19.504	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$32.711	$26.044	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.353	$32.711	$26.044	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	31	35	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.975	$25.496	$29.346	$26.659	$20.674	$22.543	$22.656	$16.902	$14.353	$14.973
Accumulation unit value at end of period	$33.529	$31.975	$25.496	$29.346	$26.659	$20.674	$22.543	$22.656	$16.902	$14.353
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	15	12	11	12	14	11	14
APP I-136

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.255	$24.959	$28.772	$26.177	$20.330	$22.202	$22.346	$16.696	$14.199	$14.835
Accumulation unit value at end of period	$32.726	$31.255	$24.959	$28.772	$26.177	$20.330	$22.202	$22.346	$16.696	$14.199
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	8	9	7	4	12	14	5
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.099	$16.066	$18.539	$16.884	$13.126	$14.348	$14.457	$10.812	$9.204	$9.626
Accumulation unit value at end of period	$21.023	$20.099	$16.066	$18.539	$16.884	$13.126	$14.348	$14.457	$10.812	$9.204
Number of accumulation units outstanding at end of period (in thousands)	16	15	14	16	14	12	8	5	4	3
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.320	$24.261	$28.024	$25.547	$19.881	$21.754	$21.940	$16.425	$13.997	$14.653
Accumulation unit value at end of period	$31.684	$30.320	$24.261	$28.024	$25.547	$19.881	$21.754	$21.940	$16.425	$13.997
Number of accumulation units outstanding at end of period (in thousands)	10	11	11	10	10	10	16	17	15	23
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.352	$15.516	$17.958	$16.404	$12.791	$14.025	$14.173	$10.631	$9.078	$9.522
Accumulation unit value at end of period	$20.182	$19.352	$15.516	$17.958	$16.404	$12.791	$14.025	$14.173	$10.631	$9.078
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	13	17	15	16	14	9	8
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601	$14.295
Accumulation unit value at end of period	$29.698	$28.534	$22.924	$26.586	$24.333	$19.012	$20.887	$21.149	$15.896	$13.601
Number of accumulation units outstanding at end of period (in thousands)	21	20	22	22	22	21	21	26	31	27
Franklin Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.504	$15.281	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.053	$16.504	$15.281	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-137

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.777	$15.565	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.300	$16.777	$15.565	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	66	60	55	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.463	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.173	$12.679	$12.413
Accumulation unit value at end of period	$16.951	$16.463	$15.296	$15.667	$15.068	$14.024	$14.723	$14.554	$14.173	$12.679
Number of accumulation units outstanding at end of period (in thousands)	16	16	27	30	29	28	26	60	90	76
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.651	$16.425	$16.849	$16.228	$15.127	$15.904	$15.745	$15.357	$13.758	$13.490
Accumulation unit value at end of period	$18.147	$17.651	$16.425	$16.849	$16.228	$15.127	$15.904	$15.745	$15.357	$13.758
Number of accumulation units outstanding at end of period (in thousands)	-	6	5	8	7	9	12	14	13	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.952	$14.859	$15.258	$14.710	$13.726	$14.446	$14.315	$13.976	$12.534	$12.301
Accumulation unit value at end of period	$16.384	$15.952	$14.859	$15.258	$14.710	$13.726	$14.446	$14.315	$13.976	$12.534
Number of accumulation units outstanding at end of period (in thousands)	14	17	23	22	29	37	30	32	21	11
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.179	$16.018	$16.464	$15.889	$14.841	$15.634	$15.509	$15.157	$13.606	$13.367
Accumulation unit value at end of period	$17.626	$17.179	$16.018	$16.464	$15.889	$14.841	$15.634	$15.509	$15.157	$13.606
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	3	5	6	4	4	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.360	$14.350	$14.780	$14.292	$13.376	$14.120	$14.034	$13.743	$12.362	$12.169
Accumulation unit value at end of period	$15.729	$15.360	$14.350	$14.780	$14.292	$13.376	$14.120	$14.034	$13.743	$12.362
Number of accumulation units outstanding at end of period (in thousands)	19	21	26	24	50	51	50	38	45	35

APP I-138

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307	$13.126
Accumulation unit value at end of period	$16.629	$16.272	$15.233	$15.720	$15.232	$14.284	$15.108	$15.047	$14.764	$13.307
Number of accumulation units outstanding at end of period (in thousands)	31	33	31	46	56	55	68	55	50	41
Franklin Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.725	$14.435	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.828	$15.725	$14.435	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.362	$14.130	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.407	$15.362	$14.130	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.640	$14.407	$14.747	$14.315	$13.994	$14.292	$13.553	$13.755	$12.759	$12.151
Accumulation unit value at end of period	$16.679	$15.640	$14.407	$14.747	$14.315	$13.994	$14.292	$13.553	$13.755	$12.759
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	7	6	4	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.297	$15.034	$15.412	$14.983	$14.669	$15.004	$14.249	$14.484	$13.455	$12.832
Accumulation unit value at end of period	$17.353	$16.297	$15.034	$15.412	$14.983	$14.669	$15.004	$14.249	$14.484	$13.455
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	3	5	4	4
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.155	$13.995	$14.361	$13.975	$13.696	$14.023	$13.331	$13.564	$12.613	$12.041
Accumulation unit value at end of period	$16.121	$15.155	$13.995	$14.361	$13.975	$13.696	$14.023	$13.331	$13.564	$12.613
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	-	-	3	5	5	-

APP I-139

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.861	$14.662	$15.060	$14.670	$14.391	$14.750	$14.036	$14.295	$13.306	$12.716
Accumulation unit value at end of period	$16.855	$15.861	$14.662	$15.060	$14.670	$14.391	$14.750	$14.036	$14.295	$13.306
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	-	-	3	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.593	$13.516	$13.912	$13.578	$13.347	$13.707	$13.069	$13.338	$12.440	$11.912
Accumulation unit value at end of period	$15.477	$14.593	$13.516	$13.912	$13.578	$13.347	$13.707	$13.069	$13.338	$12.440
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	8	4	4	4	8	6	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.024	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014	$12.487
Accumulation unit value at end of period	$15.902	$15.024	$13.944	$14.381	$14.064	$13.852	$14.254	$13.618	$13.925	$13.014
Number of accumulation units outstanding at end of period (in thousands)	12	13	11	13	16	13	14	13	14	11
Franklin U.S. Government Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.758	$13.070	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.214	$13.758	$13.070	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.441	$12.794	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.859	$13.441	$12.794	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.235	$13.571	$13.601	$13.567	$13.543	$13.485	$12.993	$13.281	$13.147	$12.370
Accumulation unit value at end of period	$14.656	$14.235	$13.571	$13.601	$13.567	$13.543	$13.485	$12.993	$13.281	$13.147
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	7	9	8	8	6	14	19

APP I-140

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.512	$13.855	$13.907	$13.893	$13.890	$13.851	$13.366	$13.682	$13.565	$12.782
Accumulation unit value at end of period	$14.919	$14.512	$13.855	$13.907	$13.893	$13.890	$13.851	$13.366	$13.682	$13.565
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	5	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.797	$13.186	$13.248	$13.248	$13.259	$13.235	$12.783	$13.099	$13.000	$12.262
Accumulation unit value at end of period	$14.169	$13.797	$13.186	$13.248	$13.248	$13.259	$13.235	$12.783	$13.099	$13.000
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	3	2	2	3	4	8	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.124	$13.512	$13.589	$13.603	$13.627	$13.616	$13.165	$13.504	$13.414	$12.666
Accumulation unit value at end of period	$14.491	$14.124	$13.512	$13.589	$13.603	$13.627	$13.616	$13.165	$13.504	$13.414
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.289	$12.738	$12.837	$12.876	$12.924	$12.940	$12.536	$12.885	$12.825	$12.134
Accumulation unit value at end of period	$13.606	$13.289	$12.738	$12.837	$12.876	$12.924	$12.940	$12.536	$12.885	$12.825
Number of accumulation units outstanding at end of period (in thousands)	11	14	16	14	8	5	6	5	4	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.378	$12.849	$12.975	$13.040	$13.116	$13.158	$12.773	$13.154	$13.119	$12.437
Accumulation unit value at end of period	$13.671	$13.378	$12.849	$12.975	$13.040	$13.116	$13.158	$12.773	$13.154	$13.119
Number of accumulation units outstanding at end of period (in thousands)	16	17	17	19	25	25	37	38	71	49
Frost Growth Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$35.619	$26.817	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.110	$35.619	$26.817	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-141

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$34.925	$26.347	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.099	$34.925	$26.347	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.413	$25.999	$25.429	$19.598	$19.595	$18.583	$16.587	$12.866	$11.500	$11.618
Accumulation unit value at end of period	$45.356	$34.413	$25.999	$25.429	$19.598	$19.595	$18.583	$16.587	$12.866	$11.500
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.908	$25.657	$25.132	$19.398	$19.424	$18.448	$16.492	$12.811	$11.468	$11.603
Accumulation unit value at end of period	$44.624	$33.908	$25.657	$25.132	$19.398	$19.424	$18.448	$16.492	$12.811	$11.468
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$33.576	$25.431	$24.935	$19.266	$19.310	$18.359	$16.429	$12.775	$11.447	$11.593
Accumulation unit value at end of period	$44.143	$33.576	$25.431	$24.935	$19.266	$19.310	$18.359	$16.429	$12.775	$11.447
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$33.247	$25.207	$24.741	$19.135	$19.198	$18.270	$16.366	$12.738	$11.426	$11.583
Accumulation unit value at end of period	$43.667	$33.247	$25.207	$24.741	$19.135	$19.198	$18.270	$16.366	$12.738	$11.426
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.599	$24.765	$24.356	$18.875	$18.975	$18.094	$16.240	$12.666	$11.384	$11.564
Accumulation unit value at end of period	$42.730	$32.599	$24.765	$24.356	$18.875	$18.975	$18.094	$16.240	$12.666	$11.384
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-142

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.964	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342	$11.544
Accumulation unit value at end of period	$41.813	$31.964	$24.331	$23.977	$18.618	$18.754	$17.920	$16.116	$12.594	$11.342
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
George Putnam Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.973	$15.311	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.864	$18.973	$15.311	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.535	$14.987	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.317	$18.535	$14.987	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.806	$13.609	$14.121	$12.338	$11.489	$11.676	$10.622	$9.065	$8.108	$7.934
Accumulation unit value at end of period	$19.299	$16.806	$13.609	$14.121	$12.338	$11.489	$11.676	$10.622	$9.065	$8.108
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.931	$15.353	$15.954	$13.961	$13.019	$13.251	$12.073	$10.319	$9.243	$9.058
Accumulation unit value at end of period	$21.706	$18.931	$15.353	$15.954	$13.961	$13.019	$13.251	$12.073	$10.319	$9.243
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.289	$13.223	$13.755	$12.048	$11.247	$11.459	$10.450	$8.941	$8.017	$7.864
Accumulation unit value at end of period	$18.658	$16.289	$13.223	$13.755	$12.048	$11.247	$11.459	$10.450	$8.941	$8.017
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-143

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.424	$14.972	$15.589	$13.669	$12.773	$13.026	$11.891	$10.184	$9.141	$8.976
Accumulation unit value at end of period	$21.083	$18.424	$14.972	$15.589	$13.669	$12.773	$13.026	$11.891	$10.184	$9.141
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.689	$12.774	$13.328	$11.709	$10.963	$11.204	$10.248	$8.794	$7.909	$7.782
Accumulation unit value at end of period	$17.917	$15.689	$12.774	$13.328	$11.709	$10.963	$11.204	$10.248	$8.794	$7.909
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.451	$14.238	$14.885	$13.103	$12.293	$12.588	$11.537	$9.920	$8.940	$8.813
Accumulation unit value at end of period	$19.890	$17.451	$14.238	$14.885	$13.103	$12.293	$12.588	$11.537	$9.920	$8.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Capital Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.308	$21.506	$22.237	$16.955	$16.721	$16.484	$14.573	$11.124	$9.430	$9.619
Accumulation unit value at end of period	$34.586	$28.308	$21.506	$22.237	$16.955	$16.721	$16.484	$14.573	$11.124	$9.430
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-144

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.870	$24.248	$25.111	$19.175	$18.938	$18.698	$16.556	$12.656	$10.745	$10.976
Accumulation unit value at end of period	$38.880	$31.870	$24.248	$25.111	$19.175	$18.938	$18.698	$16.556	$12.656	$10.745
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.448	$20.905	$21.670	$16.564	$16.376	$16.185	$14.344	$10.976	$9.328	$9.539
Accumulation unit value at end of period	$33.452	$27.448	$20.905	$21.670	$16.564	$16.376	$16.185	$14.344	$10.976	$9.328
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.017	$23.647	$24.537	$18.774	$18.579	$18.381	$16.307	$12.491	$10.626	$10.877
Accumulation unit value at end of period	$37.764	$31.017	$23.647	$24.537	$18.774	$18.579	$18.381	$16.307	$12.491	$10.626
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.451	$20.206	$21.009	$16.107	$15.971	$15.832	$14.074	$10.802	$9.207	$9.444
Accumulation unit value at end of period	$32.140	$26.451	$20.206	$21.009	$16.107	$15.971	$15.832	$14.074	$10.802	$9.207
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.379	$22.488	$23.429	$17.998	$17.882	$17.762	$15.821	$12.167	$10.392	$10.680
Accumulation unit value at end of period	$35.627	$29.379	$22.488	$23.429	$17.998	$17.882	$17.762	$15.821	$12.167	$10.392
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	1
Goldman Sachs Core Fixed Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.018	$13.741	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.417	$15.018	$13.741	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-145

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.672	$13.450	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.007	$14.672	$13.450	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.121	$13.883	$14.076	$13.719	$13.436	$13.475	$12.863	$13.154	$12.481	$11.715
Accumulation unit value at end of period	$16.472	$15.121	$13.883	$14.076	$13.719	$13.436	$13.475	$12.863	$13.154	$12.481
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.145	$13.927	$14.141	$13.803	$13.539	$13.598	$13.001	$13.315	$12.652	$11.894
Accumulation unit value at end of period	$16.474	$15.145	$13.927	$14.141	$13.803	$13.539	$13.598	$13.001	$13.315	$12.652
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.410	$13.264	$13.482	$13.173	$12.934	$13.003	$12.444	$12.757	$12.134	$11.419
Accumulation unit value at end of period	$15.659	$14.410	$13.264	$13.482	$13.173	$12.934	$13.003	$12.444	$12.757	$12.134
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.740	$13.581	$13.818	$13.515	$13.283	$13.368	$12.805	$13.141	$12.512	$11.786
Accumulation unit value at end of period	$16.001	$14.740	$13.581	$13.818	$13.515	$13.283	$13.368	$12.805	$13.141	$12.512
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.880	$12.814	$13.063	$12.802	$12.608	$12.714	$12.203	$12.548	$11.971	$11.299
Accumulation unit value at end of period	$15.037	$13.880	$12.814	$13.063	$12.802	$12.608	$12.714	$12.203	$12.548	$11.971
Number of accumulation units outstanding at end of period (in thousands)	9	9	7	6	2	2	2	2	-	-
APP I-146

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.962	$12.915	$13.194	$12.956	$12.784	$12.917	$12.424	$12.801	$12.237	$11.573
Accumulation unit value at end of period	$15.096	$13.962	$12.915	$13.194	$12.956	$12.784	$12.917	$12.424	$12.801	$12.237
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	6	6	5	4	6	5
Goldman Sachs Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.745	$15.829	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.398	$19.745	$15.829	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.290	$15.494	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.888	$19.290	$15.494	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.529	$14.101	$15.094	$13.744	$12.197	$12.648	$11.420	$8.664	$7.282	$7.928
Accumulation unit value at end of period	$18.045	$17.529	$14.101	$15.094	$13.744	$12.197	$12.648	$11.420	$8.664	$7.282
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	8	12
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.280	$17.144	$18.378	$16.760	$14.895	$15.470	$13.989	$10.629	$8.946	$9.755
Accumulation unit value at end of period	$21.874	$21.280	$17.144	$18.378	$16.760	$14.895	$15.470	$13.989	$10.629	$8.946
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.989	$13.701	$14.702	$13.421	$11.940	$12.413	$11.236	$8.546	$7.200	$7.859
Accumulation unit value at end of period	$17.446	$16.989	$13.701	$14.702	$13.421	$11.940	$12.413	$11.236	$8.546	$7.200
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	-	-

APP I-147

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.710	$16.719	$17.958	$16.410	$14.613	$15.207	$13.779	$10.491	$8.847	$9.666
Accumulation unit value at end of period	$21.246	$20.710	$16.719	$17.958	$16.410	$14.613	$15.207	$13.779	$10.491	$8.847
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	6	7	7	8	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.363	$13.236	$14.246	$13.044	$11.639	$12.136	$11.019	$8.406	$7.103	$7.776
Accumulation unit value at end of period	$16.753	$16.363	$13.236	$14.246	$13.044	$11.639	$12.136	$11.019	$8.406	$7.103
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	1	1	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.617	$15.899	$17.147	$15.731	$14.065	$14.695	$13.369	$10.219	$8.653	$9.491
Accumulation unit value at end of period	$20.043	$19.617	$15.899	$17.147	$15.731	$14.065	$14.695	$13.369	$10.219	$8.653
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	5	5	7	8	7	8
Goldman Sachs Government Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.529	$12.811	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.366	$13.529	$12.811	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.217	$12.540	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.006	$13.217	$12.540	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	46	37	37	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675	$11.963
Accumulation unit value at end of period	$14.668	$13.863	$13.173	$13.200	$13.038	$12.967	$12.994	$12.545	$12.931	$12.675
Number of accumulation units outstanding at end of period (in thousands)	16	11	15	5	2	2	2	2	3	15

APP I-148

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.189	$13.503	$13.551	$13.405	$13.352	$13.400	$12.956	$13.375	$13.130	$12.411
Accumulation unit value at end of period	$14.991	$14.189	$13.503	$13.551	$13.405	$13.352	$13.400	$12.956	$13.375	$13.130
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	8	7	7	7	6	10	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.433	$12.796	$12.855	$12.729	$12.690	$12.749	$12.339	$12.751	$12.530	$11.856
Accumulation unit value at end of period	$14.178	$13.433	$12.796	$12.855	$12.729	$12.690	$12.749	$12.339	$12.751	$12.530
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	5	8	7	4	8	14	9
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.809	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985	$12.299
Accumulation unit value at end of period	$14.561	$13.809	$13.168	$13.241	$13.125	$13.098	$13.172	$12.761	$13.200	$12.985
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	4	2	3	3	3	9	30
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.934	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$12.358	$11.728
Accumulation unit value at end of period	$13.611	$12.934	$12.358	$12.452	$12.368	$12.367	$12.461	$12.097	$12.538	$12.358
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	9	9	9	11	5	11	13
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699	$12.076
Accumulation unit value at end of period	$13.737	$13.080	$12.522	$12.643	$12.582	$12.607	$12.729	$12.381	$12.858	$12.699
Number of accumulation units outstanding at end of period (in thousands)	12	21	14	13	15	12	12	25	37	30
Goldman Sachs Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.578	$22.793	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.029	$30.578	$22.793	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-149

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.982	$22.394	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.084	$29.982	$22.394	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.206	$21.099	$22.399	$17.752	$17.644	$18.788	$17.012	$12.970	$10.947	$11.467
Accumulation unit value at end of period	$40.472	$28.206	$21.099	$22.399	$17.752	$17.644	$18.788	$17.012	$12.970	$10.947
Number of accumulation units outstanding at end of period (in thousands)	16	17	18	17	11	21	18	14	15	14
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$34.180	$25.606	$27.224	$21.609	$21.509	$22.939	$20.802	$15.883	$13.425	$14.084
Accumulation unit value at end of period	$48.970	$34.180	$25.606	$27.224	$21.609	$21.509	$22.939	$20.802	$15.883	$13.425
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.350	$20.510	$21.828	$17.343	$17.280	$18.447	$16.745	$12.799	$10.829	$11.371
Accumulation unit value at end of period	$39.145	$27.350	$20.510	$21.828	$17.343	$17.280	$18.447	$16.745	$12.799	$10.829
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	4	13	14	6	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$33.265	$24.971	$26.602	$21.157	$21.102	$22.549	$20.489	$15.676	$13.276	$13.956
Accumulation unit value at end of period	$47.564	$33.265	$24.971	$26.602	$21.157	$21.102	$22.549	$20.489	$15.676	$13.276
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.356	$19.824	$21.162	$16.864	$16.853	$18.045	$16.430	$12.595	$10.689	$11.258
Accumulation unit value at end of period	$37.610	$26.356	$19.824	$21.162	$16.864	$16.853	$18.045	$16.430	$12.595	$10.689
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	3	4	5	10	16	11	8

APP I-150

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984	$13.703
Accumulation unit value at end of period	$44.873	$31.509	$23.747	$25.401	$20.282	$20.310	$21.790	$19.879	$15.270	$12.984
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	7	11	10	8	5	7	7
Goldman Sachs High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.633	$17.089	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.645	$19.633	$17.089	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.864	$19.941	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.994	$22.864	$19.941	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232	$13.989
Accumulation unit value at end of period	$22.775	$21.736	$18.985	$19.850	$18.879	$16.693	$17.706	$17.497	$16.356	$14.232
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	8	8	11	8	41	30	22
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.253	$18.591	$19.468	$18.543	$16.421	$17.443	$17.263	$16.162	$14.084	$13.865
Accumulation unit value at end of period	$22.236	$21.253	$18.591	$19.468	$18.543	$16.421	$17.443	$17.263	$16.162	$14.084
Number of accumulation units outstanding at end of period (in thousands)	7	4	7	5	7	4	-	1	4	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.565	$15.381	$16.122	$15.372	$13.626	$14.489	$14.353	$13.451	$11.734	$11.563
Accumulation unit value at end of period	$18.360	$17.565	$15.381	$16.122	$15.372	$13.626	$14.489	$14.353	$13.451	$11.734
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	2	3	4	9	7	6	8

APP I-151

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.627	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889	$13.700
Accumulation unit value at end of period	$21.538	$20.627	$18.079	$18.970	$18.105	$16.065	$17.099	$16.956	$15.907	$13.889
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	3	6	10	9	22	31
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.914	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573	$11.438
Accumulation unit value at end of period	$17.625	$16.914	$14.854	$15.618	$14.935	$13.279	$14.162	$14.072	$13.227	$11.573
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	5	3	4	4	4	7	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284	$13.156
Accumulation unit value at end of period	$19.871	$19.107	$16.814	$17.714	$16.973	$15.121	$16.159	$16.088	$15.153	$13.284
Number of accumulation units outstanding at end of period (in thousands)	8	11	20	20	21	21	24	21	20	19
Goldman Sachs Income Builder Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.953	$16.740	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.820	$19.953	$16.740	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.492	$16.387	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.274	$19.492	$16.387	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.148	$22.015	$23.271	$21.667	$19.921	$20.763	$20.158	$17.386	$15.480	$14.868
Accumulation unit value at end of period	$28.495	$26.148	$22.015	$23.271	$21.667	$19.921	$20.763	$20.158	$17.386	$15.480
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-152

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.797	$17.537	$18.565	$17.312	$15.940	$16.639	$16.178	$13.975	$12.462	$11.986
Accumulation unit value at end of period	$22.630	$20.797	$17.537	$18.565	$17.312	$15.940	$16.639	$16.178	$13.975	$12.462
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.012	$15.203	$16.110	$15.038	$13.860	$14.482	$14.095	$12.188	$10.879	$10.475
Accumulation unit value at end of period	$19.579	$18.012	$15.203	$16.110	$15.038	$13.860	$14.482	$14.095	$12.188	$10.879
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.241	$17.101	$18.141	$16.950	$15.638	$16.356	$15.935	$13.793	$12.324	$11.877
Accumulation unit value at end of period	$21.981	$20.241	$17.101	$18.141	$16.950	$15.638	$16.356	$15.935	$13.793	$12.324
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$33.847	$28.654	$30.457	$28.514	$26.360	$27.626	$26.968	$23.389	$20.940	$20.222
Accumulation unit value at end of period	$36.683	$33.847	$28.654	$30.457	$28.514	$26.360	$27.626	$26.968	$23.389	$20.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.172	$16.263	$17.321	$16.249	$15.051	$15.806	$15.460	$13.435	$12.052	$11.662
Accumulation unit value at end of period	$20.737	$19.172	$16.263	$17.321	$16.249	$15.051	$15.806	$15.460	$13.435	$12.052
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	2	3	2	3	7	6
Goldman Sachs International Equity ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.872	$9.314	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.568	$11.872	$9.314	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-153

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.599	$9.117	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.203	$11.599	$9.117	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.898	$8.579	$10.123	$8.120	$8.379	$8.296	$9.567	$7.528	$6.188	$7.528
Accumulation unit value at end of period	$13.326	$10.898	$8.579	$10.123	$8.120	$8.379	$8.296	$9.567	$7.528	$6.188
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.507	$10.649	$12.584	$10.109	$10.447	$10.360	$11.964	$9.429	$7.761	$9.457
Accumulation unit value at end of period	$16.491	$13.507	$10.649	$12.584	$10.109	$10.447	$10.360	$11.964	$9.429	$7.761
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.563	$8.336	$9.861	$7.930	$8.202	$8.142	$9.412	$7.425	$6.118	$7.462
Accumulation unit value at end of period	$12.883	$10.563	$8.336	$9.861	$7.930	$8.202	$8.142	$9.412	$7.425	$6.118
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	2	2	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.146	$10.384	$12.297	$9.898	$10.249	$10.184	$11.784	$9.306	$7.675	$9.371
Accumulation unit value at end of period	$16.018	$13.146	$10.384	$12.297	$9.898	$10.249	$10.184	$11.784	$9.306	$7.675
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.173	$8.053	$9.555	$7.707	$7.996	$7.961	$9.230	$7.303	$6.036	$7.384
Accumulation unit value at end of period	$12.371	$10.173	$8.053	$9.555	$7.707	$7.996	$7.961	$9.230	$7.303	$6.036
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	-	-

APP I-154

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.451	$9.876	$11.741	$9.489	$9.864	$9.841	$11.433	$9.064	$7.506	$9.201
Accumulation unit value at end of period	$15.111	$12.451	$9.876	$11.741	$9.489	$9.864	$9.841	$11.433	$9.064	$7.506
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	-	1	1	1	1	1	1
Goldman Sachs Large Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.166	$15.286	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.902	$19.166	$15.286	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.619	$14.081	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.259	$17.619	$14.081	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.288	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$9.060	$7.638	$8.327
Accumulation unit value at end of period	$17.889	$17.288	$13.837	$15.259	$14.028	$12.665	$13.351	$11.953	$9.060	$7.638
Number of accumulation units outstanding at end of period (in thousands)	15	14	13	13	6	10	19	19	13	11
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.963	$13.597	$15.018	$13.827	$12.502	$13.199	$11.834	$8.984	$7.585	$8.281
Accumulation unit value at end of period	$17.527	$16.963	$13.597	$15.018	$13.827	$12.502	$13.199	$11.834	$8.984	$7.585
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.750	$13.440	$14.859	$13.694	$12.394	$13.098	$11.756	$8.933	$7.550	$8.251
Accumulation unit value at end of period	$17.290	$16.750	$13.440	$14.859	$13.694	$12.394	$13.098	$11.756	$8.933	$7.550
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	13	13	8	8	16	15

APP I-155

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.540	$13.284	$14.702	$13.563	$12.287	$12.999	$11.678	$8.883	$7.515	$8.221
Accumulation unit value at end of period	$17.055	$16.540	$13.284	$14.702	$13.563	$12.287	$12.999	$11.678	$8.883	$7.515
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	3	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.127	$12.978	$14.392	$13.304	$12.077	$12.801	$11.524	$8.783	$7.446	$8.162
Accumulation unit value at end of period	$16.596	$16.127	$12.978	$14.392	$13.304	$12.077	$12.801	$11.524	$8.783	$7.446
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	3	4	3	3	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377	$8.102
Accumulation unit value at end of period	$16.149	$15.724	$12.680	$14.089	$13.050	$11.870	$12.607	$11.372	$8.685	$7.377
Number of accumulation units outstanding at end of period (in thousands)	5	11	9	8	7	7	9	8	7	11
Goldman Sachs Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.597	$15.683	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.285	$20.597	$15.683	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$40.764	$31.101	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.017	$40.764	$31.101	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	8	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601	$18.941
Accumulation unit value at end of period	$42.796	$39.693	$30.329	$34.187	$31.047	$27.650	$30.694	$27.239	$20.671	$17.601
Number of accumulation units outstanding at end of period (in thousands)	10	9	10	12	12	12	4	6	14	23
APP I-156

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.953	$25.982	$29.331	$26.677	$23.794	$26.453	$23.511	$17.868	$15.237	$16.422
Accumulation unit value at end of period	$36.553	$33.953	$25.982	$29.331	$26.677	$23.794	$26.453	$23.511	$17.868	$15.237
Number of accumulation units outstanding at end of period (in thousands)	4	7	8	8	10	12	22	21	20	18
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.143	$14.663	$16.570	$15.085	$13.469	$14.989	$13.335	$10.145	$8.660	$9.343
Accumulation unit value at end of period	$20.588	$19.143	$14.663	$16.570	$15.085	$13.469	$14.989	$13.335	$10.145	$8.660
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	2	1	1	1	1	1	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010	$18.370
Accumulation unit value at end of period	$40.078	$37.302	$28.602	$32.354	$29.485	$26.351	$29.354	$26.142	$19.908	$17.010
Number of accumulation units outstanding at end of period (in thousands)	11	13	16	20	21	27	26	40	37	36
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541	$9.209
Accumulation unit value at end of period	$19.764	$18.432	$14.161	$16.051	$14.657	$13.125	$14.651	$13.073	$9.976	$8.541
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	8	4	3	3	2	2	32
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360	$17.738
Accumulation unit value at end of period	$37.182	$34.746	$26.748	$30.379	$27.796	$24.941	$27.895	$24.942	$19.070	$16.360
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	13	20	18	24	27	29	33
Goldman Sachs Satellite Strategies
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.054	$11.890	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.512	$14.054	$11.890	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-157

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.806	$11.704	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.228	$13.806	$11.704	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.624	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.090	$10.422	$-
Accumulation unit value at end of period	$14.018	$13.624	$11.566	$12.973	$11.408	$10.822	$11.241	$11.329	$11.090	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.443	$11.430	$12.840	$11.308	$10.743	$11.175	$11.280	$11.059	$10.403	$-
Accumulation unit value at end of period	$13.812	$13.443	$11.430	$12.840	$11.308	$10.743	$11.175	$11.280	$11.059	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.324	$11.340	$12.752	$11.242	$10.691	$11.132	$11.248	$11.038	$10.391	$-
Accumulation unit value at end of period	$13.676	$13.324	$11.340	$12.752	$11.242	$10.691	$11.132	$11.248	$11.038	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.206	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$10.378	$-
Accumulation unit value at end of period	$13.541	$13.206	$11.251	$12.664	$11.176	$10.639	$11.089	$11.215	$11.017	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.974	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$10.353	$-
Accumulation unit value at end of period	$13.276	$12.974	$11.075	$12.491	$11.045	$10.535	$11.003	$11.151	$10.976	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-158

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$10.328	$-
Accumulation unit value at end of period	$13.016	$12.745	$10.902	$12.320	$10.916	$10.433	$10.918	$11.087	$10.934	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Goldman Sachs Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.148	$22.159	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.556	$27.148	$22.159	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.522	$21.691	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.866	$26.522	$21.691	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.053	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$11.747	$10.171	$10.180
Accumulation unit value at end of period	$23.317	$23.053	$18.882	$22.158	$19.903	$16.111	$17.185	$16.163	$11.747	$10.171
Number of accumulation units outstanding at end of period (in thousands)	46	37	45	34	37	45	41	73	81	91
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.667	$21.875	$25.709	$23.127	$18.749	$20.028	$18.866	$13.732	$11.908	$11.936
Accumulation unit value at end of period	$26.932	$26.667	$21.875	$25.709	$23.127	$18.749	$20.028	$18.866	$13.732	$11.908
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	11	13	12	13	13	7	6
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.338	$18.342	$21.579	$19.431	$15.768	$16.861	$15.898	$11.584	$10.055	$10.089
Accumulation unit value at end of period	$22.537	$22.338	$18.342	$21.579	$19.431	$15.768	$16.861	$15.898	$11.584	$10.055
Number of accumulation units outstanding at end of period (in thousands)	20	21	22	22	19	23	21	20	22	13

APP I-159

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.953	$21.332	$25.122	$22.644	$18.394	$19.688	$18.582	$13.553	$11.776	$11.827
Accumulation unit value at end of period	$26.159	$25.953	$21.332	$25.122	$22.644	$18.394	$19.688	$18.582	$13.553	$11.776
Number of accumulation units outstanding at end of period (in thousands)	17	16	17	16	14	14	17	15	19	21
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.509	$17.714	$20.903	$18.879	$15.366	$16.481	$15.586	$11.390	$9.917	$9.980
Accumulation unit value at end of period	$21.636	$21.509	$17.714	$20.903	$18.879	$15.366	$16.481	$15.586	$11.390	$9.917
Number of accumulation units outstanding at end of period (in thousands)	11	23	16	23	20	24	18	30	23	27
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517	$11.613
Accumulation unit value at end of period	$24.678	$24.582	$20.287	$23.987	$21.707	$17.704	$19.025	$18.029	$13.202	$11.517
Number of accumulation units outstanding at end of period (in thousands)	22	23	26	35	44	40	46	49	51	52
Goldman Sachs Strategic Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.354	$22.504	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.791	$30.354	$22.504	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.654	$22.029	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.721	$29.654	$22.029	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.602	$21.280	$21.744	$16.771	$16.636	$16.214	$14.411	$10.971	$9.227	$9.560
Accumulation unit value at end of period	$40.180	$28.602	$21.280	$21.744	$16.771	$16.636	$16.214	$14.411	$10.971	$9.227
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-160

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$32.865	$24.488	$25.060	$19.358	$19.231	$18.771	$16.708	$12.739	$10.730	$11.134
Accumulation unit value at end of period	$46.100	$32.865	$24.488	$25.060	$19.358	$19.231	$18.771	$16.708	$12.739	$10.730
Number of accumulation units outstanding at end of period (in thousands)	2	1	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.721	$20.676	$21.180	$16.377	$16.286	$15.913	$14.178	$10.821	$9.124	$9.477
Accumulation unit value at end of period	$38.846	$27.721	$20.676	$21.180	$16.377	$16.286	$15.913	$14.178	$10.821	$9.124
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.985	$23.880	$24.487	$18.953	$18.867	$18.452	$16.458	$12.573	$10.612	$11.033
Accumulation unit value at end of period	$44.777	$31.985	$23.880	$24.487	$18.953	$18.867	$18.452	$16.458	$12.573	$10.612
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.700	$19.975	$20.524	$15.917	$15.876	$15.558	$13.904	$10.643	$9.001	$9.377
Accumulation unit value at end of period	$37.304	$26.700	$19.975	$20.524	$15.917	$15.876	$15.558	$13.904	$10.643	$9.001
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.296	$22.710	$23.381	$18.169	$18.158	$17.831	$15.967	$12.247	$10.378	$10.833
Accumulation unit value at end of period	$42.243	$30.296	$22.710	$23.381	$18.169	$18.158	$17.831	$15.967	$12.247	$10.378
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	1
Goldman Sachs U.S. Equity Insights Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.286	$20.992	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.923	$26.286	$20.992	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-161

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.679	$20.548	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.150	$25.679	$20.548	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.100	$17.711	$19.098	$15.549	$14.113	$14.362	$12.520	$9.253	$8.169	$7.877
Accumulation unit value at end of period	$25.908	$22.100	$17.711	$19.098	$15.549	$14.113	$14.362	$12.520	$9.253	$8.169
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.296	$20.303	$21.927	$17.878	$16.252	$16.563	$14.460	$10.703	$9.463	$9.138
Accumulation unit value at end of period	$29.611	$25.296	$20.303	$21.927	$17.878	$16.252	$16.563	$14.460	$10.703	$9.463
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.419	$17.208	$18.603	$15.183	$13.816	$14.095	$12.318	$9.126	$8.077	$7.808
Accumulation unit value at end of period	$25.048	$21.419	$17.208	$18.603	$15.183	$13.816	$14.095	$12.318	$9.126	$8.077
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.619	$19.799	$21.426	$17.504	$15.944	$16.282	$14.243	$10.563	$9.359	$9.055
Accumulation unit value at end of period	$28.761	$24.619	$19.799	$21.426	$17.504	$15.944	$16.282	$14.243	$10.563	$9.359
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.630	$16.624	$18.026	$14.756	$13.468	$13.781	$12.080	$8.977	$7.969	$7.726
Accumulation unit value at end of period	$24.053	$20.630	$16.624	$18.026	$14.756	$13.468	$13.781	$12.080	$8.977	$7.969
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-162

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.319	$18.829	$20.458	$16.780	$15.346	$15.733	$13.819	$10.290	$9.153	$8.891
Accumulation unit value at end of period	$27.134	$23.319	$18.829	$20.458	$16.780	$15.346	$15.733	$13.819	$10.290	$9.153
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.450	$17.540	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.849	$21.450	$17.540	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.348	$16.672	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.578	$20.348	$16.672	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.972	$16.389	$17.430	$15.193	$14.432	$14.515	$13.321	$11.075	$9.961	$9.853
Accumulation unit value at end of period	$22.128	$19.972	$16.389	$17.430	$15.193	$14.432	$14.515	$13.321	$11.075	$9.961
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	8
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.672	$18.633	$19.846	$17.325	$16.482	$16.601	$15.259	$12.705	$11.444	$11.337
Accumulation unit value at end of period	$25.082	$22.672	$18.633	$19.846	$17.325	$16.482	$16.601	$15.259	$12.705	$11.444
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.361	$15.927	$16.982	$14.839	$14.132	$14.248	$13.109	$10.926	$9.852	$9.769
Accumulation unit value at end of period	$21.398	$19.361	$15.927	$16.982	$14.839	$14.132	$14.248	$13.109	$10.926	$9.852
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-163

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.066	$18.170	$19.392	$16.962	$16.170	$16.319	$15.030	$12.539	$11.318	$11.234
Accumulation unit value at end of period	$24.362	$22.066	$18.170	$19.392	$16.962	$16.170	$16.319	$15.030	$12.539	$11.318
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.653	$15.391	$16.459	$14.426	$13.779	$13.934	$12.859	$10.750	$9.722	$9.669
Accumulation unit value at end of period	$20.554	$18.653	$15.391	$16.459	$14.426	$13.779	$13.934	$12.859	$10.750	$9.722
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	1	1	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.900	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068	$11.031
Accumulation unit value at end of period	$22.984	$20.900	$17.280	$18.516	$16.261	$15.563	$15.770	$14.582	$12.214	$11.068
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	2	2	2	2	2	2
Hartford AARP Balanced Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-164

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.307	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.674	$10.307	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.297	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.643	$10.297	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford Disciplined Equity HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-165

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.838	$21.668	$22.274	$18.404	$17.533	$16.532	$14.340	$10.638	$9.113	$9.077
Accumulation unit value at end of period	$33.796	$28.838	$21.668	$22.274	$18.404	$17.533	$16.532	$14.340	$10.638	$9.113
Number of accumulation units outstanding at end of period (in thousands)	138	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$32.888	$24.748	$25.478	$21.083	$20.116	$18.995	$16.501	$12.260	$10.518	$10.492
Accumulation unit value at end of period	$38.485	$32.888	$24.748	$25.478	$21.083	$20.116	$18.995	$16.501	$12.260	$10.518
Number of accumulation units outstanding at end of period (in thousands)	4	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.962	$21.063	$21.706	$17.980	$17.172	$16.231	$14.114	$10.497	$9.014	$9.001
Accumulation unit value at end of period	$32.688	$27.962	$21.063	$21.706	$17.980	$17.172	$16.231	$14.114	$10.497	$9.014
Number of accumulation units outstanding at end of period (in thousands)	26	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.008	$24.134	$24.896	$20.643	$19.735	$18.673	$16.254	$12.100	$10.401	$10.397
Accumulation unit value at end of period	$37.380	$32.008	$24.134	$24.896	$20.643	$19.735	$18.673	$16.254	$12.100	$10.401
Number of accumulation units outstanding at end of period (in thousands)	38	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.946	$20.358	$21.043	$17.483	$16.748	$15.878	$13.848	$10.330	$8.898	$8.911
Accumulation unit value at end of period	$31.406	$26.946	$20.358	$21.043	$17.483	$16.748	$15.878	$13.848	$10.330	$8.898
Number of accumulation units outstanding at end of period (in thousands)	22	-	-	-	-	-	-	-	-	-
APP I-166

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.318	$22.951	$23.771	$19.789	$18.994	$18.044	$15.769	$11.787	$10.172	$10.208
Accumulation unit value at end of period	$35.265	$30.318	$22.951	$23.771	$19.789	$18.994	$18.044	$15.769	$11.787	$10.172
Number of accumulation units outstanding at end of period (in thousands)	35	-	-	-	-	-	-	-	-	-
Hartford Dividend and Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.416	$20.620	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.341	$26.416	$20.620	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.187	$19.700	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.969	$25.187	$19.700	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	5	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.902	$19.506	$20.759	$17.664	$15.493	$15.794	$14.086	$10.759	$9.543	$9.490
Accumulation unit value at end of period	$26.623	$24.902	$19.506	$20.759	$17.664	$15.493	$15.794	$14.086	$10.759	$9.543
Number of accumulation units outstanding at end of period (in thousands)	42	34	33	38	36	37	68	50	63	51
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.822	$23.395	$24.936	$21.249	$18.665	$19.056	$17.022	$13.021	$11.566	$11.519
Accumulation unit value at end of period	$31.836	$29.822	$23.395	$24.936	$21.249	$18.665	$19.056	$17.022	$13.021	$11.566
Number of accumulation units outstanding at end of period (in thousands)	12	13	16	10	-	2	12	13	15	13
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.141	$18.957	$20.226	$17.253	$15.170	$15.503	$13.862	$10.614	$9.438	$9.409
Accumulation unit value at end of period	$25.745	$24.141	$18.957	$20.226	$17.253	$15.170	$15.503	$13.862	$10.614	$9.438
Number of accumulation units outstanding at end of period (in thousands)	39	36	47	51	56	63	40	30	33	30

APP I-167

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.024	$22.815	$24.366	$20.805	$18.312	$18.733	$16.766	$12.851	$11.438	$11.414
Accumulation unit value at end of period	$30.922	$29.024	$22.815	$24.366	$20.805	$18.312	$18.733	$16.766	$12.851	$11.438
Number of accumulation units outstanding at end of period (in thousands)	16	19	16	15	23	22	21	14	16	17
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.258	$18.319	$19.603	$16.772	$14.792	$15.162	$13.597	$10.443	$9.314	$9.313
Accumulation unit value at end of period	$24.729	$23.258	$18.319	$19.603	$16.772	$14.792	$15.162	$13.597	$10.443	$9.314
Number of accumulation units outstanding at end of period (in thousands)	21	23	35	40	63	62	76	72	43	46
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.491	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186	$11.208
Accumulation unit value at end of period	$29.172	$27.491	$21.696	$23.265	$19.945	$17.624	$18.102	$16.266	$12.518	$11.186
Number of accumulation units outstanding at end of period (in thousands)	41	33	36	44	68	77	74	92	114	112
Hartford Global Impact Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.600	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.808	$10.600	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-168

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.592	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.750	$10.592	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.588	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.716	$10.588	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.583	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.683	$10.583	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Hartford International Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-169

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.451	$8.724	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.376	$10.451	$8.724	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.418	$8.717	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.311	$10.418	$8.717	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	29	30	32	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.378	$8.710	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.234	$10.378	$8.710	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	-	-	-	-	-	-	-

APP I-170

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.351	$8.705	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.183	$10.351	$8.705	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	-	-	-	-	-	-	-
Hartford International Opportunities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.299	$11.352	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.145	$14.299	$11.352	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.008	$11.939	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.959	$15.008	$11.939	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.730	$11.736	$14.555	$11.702	$11.651	$11.520	$12.078	$10.009	$8.390	$9.826
Accumulation unit value at end of period	$17.601	$14.730	$11.736	$14.555	$11.702	$11.651	$11.520	$12.078	$10.009	$8.390
Number of accumulation units outstanding at end of period (in thousands)	3	3	8	7	7	6	4	3	7	4
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.147	$15.277	$18.975	$15.280	$15.236	$15.086	$15.841	$13.147	$11.037	$12.945
Accumulation unit value at end of period	$22.844	$19.147	$15.277	$18.975	$15.280	$15.236	$15.086	$15.841	$13.147	$11.037
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.280	$11.406	$14.181	$11.430	$11.409	$11.308	$11.885	$9.874	$8.297	$9.742
Accumulation unit value at end of period	$17.020	$14.280	$11.406	$14.181	$11.430	$11.409	$11.308	$11.885	$9.874	$8.297
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	3	2	2	2

APP I-171

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.634	$14.898	$18.542	$14.960	$14.947	$14.830	$15.603	$12.975	$10.914	$12.827
Accumulation unit value at end of period	$22.188	$18.634	$14.898	$18.542	$14.960	$14.947	$14.830	$15.603	$12.975	$10.914
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	9	9	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.758	$11.021	$13.744	$11.112	$11.124	$11.059	$11.659	$9.715	$8.188	$9.643
Accumulation unit value at end of period	$16.348	$13.758	$11.021	$13.744	$11.112	$11.124	$11.059	$11.659	$9.715	$8.188
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	1	1	1	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.650	$14.168	$17.704	$14.341	$14.386	$14.330	$15.138	$12.639	$10.674	$12.595
Accumulation unit value at end of period	$20.932	$17.650	$14.168	$17.704	$14.341	$14.386	$14.330	$15.138	$12.639	$10.674
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	6	10	11	10	9	9	9
Hartford Moderate Allocation Fund — Class R4
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.661	$21.769	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.464	$25.661	$21.769	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.275	$13.834	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.016	$16.275	$13.834	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.966	$13.592	$14.528	$12.731	$12.242	$12.650	$12.650	$11.602	$10.408	$10.593
Accumulation unit value at end of period	$17.648	$15.966	$13.592	$14.528	$12.731	$12.242	$12.650	$12.650	$11.602	$10.408
Number of accumulation units outstanding at end of period (in thousands)	4	7	6	11	8	9	17	13	23	20

APP I-172

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.664	$13.354	$14.296	$12.546	$12.083	$12.504	$12.523	$11.503	$10.334	$10.534
Accumulation unit value at end of period	$17.288	$15.664	$13.354	$14.296	$12.546	$12.083	$12.504	$12.523	$11.503	$10.334
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	3	-	8	17	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.048	$20.523	$21.992	$19.319	$18.624	$19.293	$19.341	$17.783	$15.992	$16.318
Accumulation unit value at end of period	$26.515	$24.048	$20.523	$21.992	$19.319	$18.624	$19.293	$19.341	$17.783	$15.992
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	6	15	19	45
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.269	$13.044	$13.992	$12.303	$11.873	$12.312	$12.355	$11.371	$10.236	$10.455
Accumulation unit value at end of period	$16.819	$15.269	$13.044	$13.992	$12.303	$11.873	$12.312	$12.355	$11.371	$10.236
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	-	13	10
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.280	$19.927	$21.418	$18.871	$18.247	$18.959	$19.063	$17.580	$15.857	$16.229
Accumulation unit value at end of period	$25.591	$23.280	$19.927	$21.418	$18.871	$18.247	$18.959	$19.063	$17.580	$15.857
Number of accumulation units outstanding at end of period (in thousands)	10	14	15	13	11	9	7	5	3	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.510	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043	$10.299
Accumulation unit value at end of period	$15.918	$14.510	$12.445	$13.403	$11.833	$11.464	$11.935	$12.025	$11.112	$10.043
Number of accumulation units outstanding at end of period (in thousands)	16	15	16	19	21	23	29	23	15	11
Hartford Moderate Allocation Fund — Class R5
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.707	$14.123	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.578	$16.707	$14.123	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-173

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.468	$13.949	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.276	$16.468	$13.949	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.159	$13.707	$14.607	$12.758	$12.231	$12.596	$12.561	$11.487	$10.272	$10.424
Accumulation unit value at end of period	$17.905	$16.159	$13.707	$14.607	$12.758	$12.231	$12.596	$12.561	$11.487	$10.272
Number of accumulation units outstanding at end of period (in thousands)	15	25	25	15	5	5	11	1	3	3
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.855	$13.470	$14.376	$12.575	$12.074	$12.453	$12.437	$11.391	$10.201	$10.367
Accumulation unit value at end of period	$17.543	$15.855	$13.470	$14.376	$12.575	$12.074	$12.453	$12.437	$11.391	$10.201
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	9	2	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.656	$13.314	$14.224	$12.454	$11.970	$12.358	$12.354	$11.326	$10.153	$10.330
Accumulation unit value at end of period	$17.305	$15.656	$13.314	$14.224	$12.454	$11.970	$12.358	$12.354	$11.326	$10.153
Number of accumulation units outstanding at end of period (in thousands)	25	26	27	39	64	92	37	32	34	30
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.459	$13.160	$14.073	$12.334	$11.867	$12.264	$12.273	$11.263	$10.106	$10.292
Accumulation unit value at end of period	$17.070	$15.459	$13.160	$14.073	$12.334	$11.867	$12.264	$12.273	$11.263	$10.106
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.073	$12.857	$13.777	$12.099	$11.663	$12.078	$12.110	$11.136	$10.013	$10.217
Accumulation unit value at end of period	$16.611	$15.073	$12.857	$13.777	$12.099	$11.663	$12.078	$12.110	$11.136	$10.013
Number of accumulation units outstanding at end of period (in thousands)	45	44	42	48	54	45	95	89	92	19

APP I-174

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.697	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920	$10.143
Accumulation unit value at end of period	$16.164	$14.697	$12.561	$13.487	$11.868	$11.463	$11.895	$11.951	$11.011	$9.920
Number of accumulation units outstanding at end of period (in thousands)	13	13	13	12	16	24	30	26	34	100
Hartford Quality Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.838	$15.341	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.274	$19.838	$15.341	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.651	$15.266	$16.895	$15.247	$13.056	$13.765	$13.445	$-	$-	$-
Accumulation unit value at end of period	$19.989	$19.651	$15.266	$16.895	$15.247	$13.056	$13.765	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.278	$15.000	$16.625	$15.025	$12.886	$13.606	$13.305	$-	$-	$-
Accumulation unit value at end of period	$19.581	$19.278	$15.000	$16.625	$15.025	$12.886	$13.606	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-175

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.792	$14.651	$16.271	$14.735	$12.662	$13.396	$13.119	$-	$-	$-
Accumulation unit value at end of period	$19.050	$18.792	$14.651	$16.271	$14.735	$12.662	$13.396	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.857	$13.978	$15.586	$14.171	$12.226	$12.987	$12.757	$-	$-	$-
Accumulation unit value at end of period	$18.029	$17.857	$13.978	$15.586	$14.171	$12.226	$12.987	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	-	-	-	-
Hartford Small Company HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.834	$19.649	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.539	$26.834	$19.649	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.166	$18.464	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.879	$25.166	$18.464	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.702	$18.151	$19.104	$15.232	$15.036	$16.507	$15.526	$10.838	$9.443	$9.848
Accumulation unit value at end of period	$38.105	$24.702	$18.151	$19.104	$15.232	$15.036	$16.507	$15.526	$10.838	$9.443
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	12	15	17	14	11	7	4
APP I-176

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.246	$17.842	$18.807	$15.018	$14.847	$16.324	$15.377	$10.750	$9.381	$9.797
Accumulation unit value at end of period	$37.345	$24.246	$17.842	$18.807	$15.018	$14.847	$16.324	$15.377	$10.750	$9.381
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	-	1	1	3	7	7	6
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.946	$17.640	$18.613	$14.877	$14.723	$16.204	$15.279	$10.692	$9.339	$9.764
Accumulation unit value at end of period	$36.847	$23.946	$17.640	$18.613	$14.877	$14.723	$16.204	$15.279	$10.692	$9.339
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	3	4	6	4	3	6
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.651	$17.439	$18.420	$14.738	$14.599	$16.084	$15.181	$10.635	$9.298	$9.730
Accumulation unit value at end of period	$36.356	$23.651	$17.439	$18.420	$14.738	$14.599	$16.084	$15.181	$10.635	$9.298
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	-	-	-	16
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.070	$17.045	$18.040	$14.463	$14.356	$15.847	$14.987	$10.520	$9.216	$9.664
Accumulation unit value at end of period	$35.393	$23.070	$17.045	$18.040	$14.463	$14.356	$15.847	$14.987	$10.520	$9.216
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	5	6	16	13	6	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.504	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135	$9.598
Accumulation unit value at end of period	$34.456	$22.504	$16.660	$17.668	$14.193	$14.116	$15.613	$14.796	$10.406	$9.135
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	9	10	10	12	16	18	20
Hartford Stock HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.129	$20.758	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.283	$27.129	$20.758	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-177

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.567	$18.835	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.368	$24.567	$18.835	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.113	$18.515	$18.680	$15.704	$14.731	$14.446	$13.076	$9.961	$8.774	$8.938
Accumulation unit value at end of period	$26.823	$24.113	$18.515	$18.680	$15.704	$14.731	$14.446	$13.076	$9.961	$8.774
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.594	$21.988	$22.217	$18.706	$17.573	$17.260	$15.645	$11.937	$10.530	$10.743
Accumulation unit value at end of period	$31.759	$28.594	$21.988	$22.217	$18.706	$17.573	$17.260	$15.645	$11.937	$10.530
Number of accumulation units outstanding at end of period (in thousands)	11	10	8	8	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.376	$17.994	$18.200	$15.339	$14.424	$14.181	$12.867	$9.827	$8.678	$8.862
Accumulation unit value at end of period	$25.937	$23.376	$17.994	$18.200	$15.339	$14.424	$14.181	$12.867	$9.827	$8.678
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.829	$21.443	$21.710	$18.315	$17.240	$16.966	$15.411	$11.781	$10.414	$10.645
Accumulation unit value at end of period	$30.847	$27.829	$21.443	$21.710	$18.315	$17.240	$16.966	$15.411	$11.781	$10.414
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	7	6	6	5	4	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.521	$17.388	$17.640	$14.911	$14.064	$13.869	$12.622	$9.669	$8.563	$8.772
Accumulation unit value at end of period	$24.914	$22.521	$17.388	$17.640	$14.911	$14.064	$13.869	$12.622	$9.669	$8.563
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-178

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.359	$20.391	$20.729	$17.557	$16.593	$16.395	$14.951	$11.476	$10.184	$10.453
Accumulation unit value at end of period	$29.101	$26.359	$20.391	$20.729	$17.557	$16.593	$16.395	$14.951	$11.476	$10.184
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	1	-	-	-	1	1	1
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.586	$14.149	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.917	$15.586	$14.149	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.674	$14.258	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.979	$15.674	$14.258	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	21	21	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.488	$14.110	$14.311	$13.724	$13.235	$13.410	$12.753	$13.033	$12.211	$11.499
Accumulation unit value at end of period	$16.753	$15.488	$14.110	$14.311	$13.724	$13.235	$13.410	$12.753	$13.033	$12.211
Number of accumulation units outstanding at end of period (in thousands)	53	31	31	30	29	27	30	12	13	9
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.010	$14.608	$14.839	$14.251	$13.764	$13.967	$13.302	$13.615	$12.775	$12.048
Accumulation unit value at end of period	$17.292	$16.010	$14.608	$14.839	$14.251	$13.764	$13.967	$13.302	$13.615	$12.775
Number of accumulation units outstanding at end of period (in thousands)	5	5	4	3	6	3	3	26	28	27
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.132	$13.820	$14.053	$13.510	$13.061	$13.267	$12.648	$12.958	$12.171	$11.490
Accumulation unit value at end of period	$16.327	$15.132	$13.820	$14.053	$13.510	$13.061	$13.267	$12.648	$12.958	$12.171
Number of accumulation units outstanding at end of period (in thousands)	9	25	26	27	27	26	-	2	3	5

APP I-179

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.582	$14.245	$14.500	$13.953	$13.503	$13.730	$13.103	$13.437	$12.634	$11.939
Accumulation unit value at end of period	$16.795	$15.582	$14.245	$14.500	$13.953	$13.503	$13.730	$13.103	$13.437	$12.634
Number of accumulation units outstanding at end of period (in thousands)	12	18	12	14	14	21	21	22	18	14
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.579	$13.355	$13.621	$13.134	$12.735	$12.975	$12.407	$12.749	$12.011	$11.373
Accumulation unit value at end of period	$15.683	$14.579	$13.355	$13.621	$13.134	$12.735	$12.975	$12.407	$12.749	$12.011
Number of accumulation units outstanding at end of period (in thousands)	11	12	20	20	19	18	29	24	21	20
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.759	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355	$11.723
Accumulation unit value at end of period	$15.845	$14.759	$13.547	$13.845	$13.376	$12.996	$13.268	$12.712	$13.089	$12.355
Number of accumulation units outstanding at end of period (in thousands)	16	17	18	22	33	40	47	52	55	54
Invesco American Franchise Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.949	$19.770	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$38.258	$26.949	$19.770	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.484	$19.467	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.522	$26.484	$19.467	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	10	11	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886	$10.353
Accumulation unit value at end of period	$36.979	$26.140	$19.243	$20.100	$15.893	$15.657	$14.996	$13.914	$10.008	$8.886
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	1	1	29	1	-

APP I-180

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.800	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$9.983	$8.876	$10.353
Accumulation unit value at end of period	$36.445	$25.800	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$9.983	$8.876
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	6	8	8	9	9	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.576	$18.876	$19.766	$15.667	$15.474	$14.858	$13.820	$9.966	$8.870	$10.352
Accumulation unit value at end of period	$36.092	$25.576	$18.876	$19.766	$15.667	$15.474	$14.858	$13.820	$9.966	$8.870
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	2	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$8.864	$10.352
Accumulation unit value at end of period	$35.744	$25.354	$18.731	$19.633	$15.578	$15.401	$14.803	$13.783	$9.949	$8.864
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	6	6	6	6	6	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$8.851	$10.351
Accumulation unit value at end of period	$35.056	$24.916	$18.444	$19.372	$15.401	$15.257	$14.693	$13.708	$9.915	$8.851
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	7	3	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838	$10.350
Accumulation unit value at end of period	$34.382	$24.486	$18.162	$19.114	$15.226	$15.113	$14.585	$13.634	$9.881	$8.838
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	9	9	7	6	5	4
Invesco American Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$47.647	$38.292	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.173	$47.647	$38.292	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-181

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$46.627	$37.547	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$47.047	$46.627	$37.547	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$45.876	$36.998	$42.659	$39.171	$34.026	$37.559	$34.497	$25.864	$22.214	$22.192
Accumulation unit value at end of period	$46.220	$45.876	$36.998	$42.659	$39.171	$34.026	$37.559	$34.497	$25.864	$22.214
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	8	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$45.138	$36.457	$42.099	$38.714	$33.680	$37.233	$34.249	$25.716	$22.120	$22.132
Accumulation unit value at end of period	$45.408	$45.138	$36.457	$42.099	$38.714	$33.680	$37.233	$34.249	$25.716	$22.120
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$44.652	$36.101	$41.729	$38.413	$33.451	$37.017	$34.084	$25.618	$22.058	$22.091
Accumulation unit value at end of period	$44.875	$44.652	$36.101	$41.729	$38.413	$33.451	$37.017	$34.084	$25.618	$22.058
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$44.171	$35.748	$41.363	$38.113	$33.223	$36.802	$33.920	$25.521	$21.995	$22.051
Accumulation unit value at end of period	$44.347	$44.171	$35.748	$41.363	$38.113	$33.223	$36.802	$33.920	$25.521	$21.995
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$43.225	$35.052	$40.640	$37.522	$32.773	$36.376	$33.595	$25.326	$21.872	$21.971
Accumulation unit value at end of period	$43.311	$43.225	$35.052	$40.640	$37.522	$32.773	$36.376	$33.595	$25.326	$21.872
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	3	2	-	-	-

APP I-182

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$42.300	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749	$21.891
Accumulation unit value at end of period	$42.299	$42.300	$34.371	$39.930	$36.940	$32.329	$35.955	$33.272	$25.133	$21.749
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	3	3	3	2	1	1
Invesco Comstock Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.726	$19.756	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.495	$24.726	$19.756	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.893	$24.734	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.544	$30.893	$24.734	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	19	22	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414	$12.728
Accumulation unit value at end of period	$29.669	$30.053	$24.097	$27.595	$23.549	$20.085	$21.460	$19.764	$14.687	$12.414
Number of accumulation units outstanding at end of period (in thousands)	20	12	11	11	8	4	4	5	17	17
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.703	$23.852	$27.355	$23.379	$19.970	$21.369	$19.710	$14.669	$12.418	$12.750
Accumulation unit value at end of period	$29.278	$29.703	$23.852	$27.355	$23.379	$19.970	$21.369	$19.710	$14.669	$12.418
Number of accumulation units outstanding at end of period (in thousands)	11	12	11	13	12	19	17	19	22	6
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.554	$15.718	$18.045	$15.437	$13.199	$14.138	$13.054	$9.725	$8.241	$8.469
Accumulation unit value at end of period	$19.255	$19.554	$15.718	$18.045	$15.437	$13.199	$14.138	$13.054	$9.725	$8.241
Number of accumulation units outstanding at end of period (in thousands)	7	23	23	23	25	24	7	8	13	5

APP I-183

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.181	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972	$12.317
Accumulation unit value at end of period	$27.723	$28.181	$22.675	$26.059	$22.315	$19.099	$20.478	$18.926	$14.114	$11.972
Number of accumulation units outstanding at end of period (in thousands)	7	11	11	11	15	21	30	29	25	27
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.828	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127	$8.378
Accumulation unit value at end of period	$18.485	$18.828	$15.180	$17.480	$14.998	$12.863	$13.819	$12.798	$9.562	$8.127
Number of accumulation units outstanding at end of period (in thousands)	11	11	16	17	13	23	34	38	27	33
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485	$11.863
Accumulation unit value at end of period	$25.656	$26.184	$21.153	$24.407	$20.984	$18.032	$19.411	$18.012	$13.486	$11.485
Number of accumulation units outstanding at end of period (in thousands)	9	12	16	17	27	30	31	29	41	40
Invesco Developing Markets Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.168	$14.675	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.266	$18.168	$14.675	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$82.032	$66.392	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$95.825	$82.032	$66.392	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$80.005	$64.849	$74.182	$55.317	$52.011	$60.825	$64.216	$59.562	$49.533	$60.782
Accumulation unit value at end of period	$93.317	$80.005	$64.849	$74.182	$55.317	$52.011	$60.825	$64.216	$59.562	$49.533
Number of accumulation units outstanding at end of period (in thousands)	3	2	4	3	5	2	4	5	5	3

APP I-184

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$50.830	$41.263	$47.272	$35.303	$33.243	$38.935	$41.168	$38.241	$31.850	$39.142
Accumulation unit value at end of period	$59.199	$50.830	$41.263	$47.272	$35.303	$33.243	$38.935	$41.168	$38.241	$31.850
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.126	$13.916	$15.959	$11.930	$11.245	$13.184	$13.954	$12.975	$10.818	$13.307
Accumulation unit value at end of period	$19.926	$17.126	$13.916	$15.959	$11.930	$11.245	$13.184	$13.954	$12.975	$10.818
Number of accumulation units outstanding at end of period (in thousands)	13	17	17	37	46	43	42	48	43	36
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$75.468	$61.386	$70.469	$52.732	$49.753	$58.389	$61.861	$57.578	$48.051	$59.170
Accumulation unit value at end of period	$87.718	$75.468	$61.386	$70.469	$52.732	$49.753	$58.389	$61.861	$57.578	$48.051
Number of accumulation units outstanding at end of period (in thousands)	5	9	10	11	11	10	9	8	9	8
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.628	$13.552	$15.589	$11.688	$11.050	$12.994	$13.794	$12.865	$10.758	$13.274
Accumulation unit value at end of period	$19.288	$16.628	$13.552	$15.589	$11.688	$11.050	$12.994	$13.794	$12.865	$10.758
Number of accumulation units outstanding at end of period (in thousands)	28	28	29	33	24	13	14	19	13	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411	$57.380
Accumulation unit value at end of period	$81.729	$70.597	$57.654	$66.452	$49.924	$47.293	$55.724	$59.274	$55.391	$46.411
Number of accumulation units outstanding at end of period (in thousands)	8	8	8	10	13	15	14	11	12	8
Invesco Discovery Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-185

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
APP I-186

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Dividend Income Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.889	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.872	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.274	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.259	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.839	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-187

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.830	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.218	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.198	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Emerging Markets All Cap Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.483	$12.701	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.280	$16.483	$12.701	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.162	$12.478	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.866	$16.162	$12.478	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.925	$12.314	$15.233	$11.745	$9.857	$12.184	$12.657	$13.143	$11.052	$12.528
Accumulation unit value at end of period	$18.561	$15.925	$12.314	$15.233	$11.745	$9.857	$12.184	$12.657	$13.143	$11.052
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	13	11	6	-	-	-

APP I-188

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.691	$12.152	$15.055	$11.625	$9.771	$12.095	$12.584	$13.087	$11.021	$12.512
Accumulation unit value at end of period	$18.262	$15.691	$12.152	$15.055	$11.625	$9.771	$12.095	$12.584	$13.087	$11.021
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	13	7	6	6	6	6	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.537	$12.044	$14.937	$11.546	$9.714	$12.037	$12.536	$13.050	$11.001	$12.502
Accumulation unit value at end of period	$18.065	$15.537	$12.044	$14.937	$11.546	$9.714	$12.037	$12.536	$13.050	$11.001
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	-	7	-	-	26	24
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.385	$11.938	$14.820	$11.467	$9.657	$11.979	$12.488	$13.013	$10.981	$12.491
Accumulation unit value at end of period	$17.870	$15.385	$11.938	$14.820	$11.467	$9.657	$11.979	$12.488	$13.013	$10.981
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.085	$11.729	$14.590	$11.311	$9.545	$11.863	$12.392	$12.939	$10.940	$12.470
Accumulation unit value at end of period	$17.486	$15.085	$11.729	$14.590	$11.311	$9.545	$11.863	$12.392	$12.939	$10.940
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	5	4	10	3	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.791	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900	$12.449
Accumulation unit value at end of period	$17.111	$14.791	$11.523	$14.363	$11.157	$9.434	$11.749	$12.297	$12.865	$10.900
Number of accumulation units outstanding at end of period (in thousands)	13	14	15	14	19	18	14	11	12	8
Invesco Equity and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.877	$18.247	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.023	$21.877	$18.247	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-189

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.656	$26.456	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.691	$31.656	$26.456	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	170	183	205	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456	$15.727
Accumulation unit value at end of period	$33.723	$30.819	$25.795	$28.694	$26.008	$22.761	$23.426	$21.585	$17.360	$15.456
Number of accumulation units outstanding at end of period (in thousands)	16	13	43	47	50	88	55	251	318	323
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.003	$25.150	$28.020	$25.434	$22.292	$22.978	$21.204	$17.079	$15.229	$15.519
Accumulation unit value at end of period	$32.782	$30.003	$25.150	$28.020	$25.434	$22.292	$22.978	$21.204	$17.079	$15.229
Number of accumulation units outstanding at end of period (in thousands)	51	61	63	80	82	68	56	59	59	63
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.810	$15.783	$17.601	$15.993	$14.032	$14.478	$13.374	$10.783	$9.624	$9.817
Accumulation unit value at end of period	$20.531	$18.810	$15.783	$17.601	$15.993	$14.032	$14.478	$13.374	$10.783	$9.624
Number of accumulation units outstanding at end of period (in thousands)	6	8	12	17	16	20	25	19	35	28
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.215	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068	$15.386
Accumulation unit value at end of period	$31.856	$29.215	$24.538	$27.393	$24.915	$21.881	$22.599	$20.896	$16.865	$15.068
Number of accumulation units outstanding at end of period (in thousands)	30	30	28	40	43	59	58	77	204	223
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.112	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492	$9.712
Accumulation unit value at end of period	$19.710	$18.112	$15.243	$17.051	$15.539	$13.674	$14.151	$13.111	$10.603	$9.492
Number of accumulation units outstanding at end of period (in thousands)	11	12	12	11	24	22	23	35	26	28

APP I-190

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352	$14.714
Accumulation unit value at end of period	$29.272	$26.952	$22.728	$25.475	$23.263	$20.512	$21.270	$19.746	$16.000	$14.352
Number of accumulation units outstanding at end of period (in thousands)	34	38	40	44	58	64	86	93	109	99
Invesco Global Core Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.874	$12.766	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.852	$15.874	$12.766	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.600	$12.571	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.508	$15.600	$12.571	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.397	$12.426	$14.675	$12.007	$11.309	$11.617	$11.632	$9.560	$8.486	$10.387
Accumulation unit value at end of period	$17.255	$15.397	$12.426	$14.675	$12.007	$11.309	$11.617	$11.632	$9.560	$8.486
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.197	$12.283	$14.528	$11.904	$11.229	$11.553	$11.585	$9.535	$8.477	$10.386
Accumulation unit value at end of period	$17.005	$15.197	$12.283	$14.528	$11.904	$11.229	$11.553	$11.585	$9.535	$8.477
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.065	$12.189	$14.431	$11.836	$11.176	$11.510	$11.553	$9.519	$8.471	$10.386
Accumulation unit value at end of period	$16.841	$15.065	$12.189	$14.431	$11.836	$11.176	$11.510	$11.553	$9.519	$8.471
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-191

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.934	$12.095	$14.334	$11.769	$11.124	$11.467	$11.522	$9.503	$8.465	$10.385
Accumulation unit value at end of period	$16.678	$14.934	$12.095	$14.334	$11.769	$11.124	$11.467	$11.522	$9.503	$8.465
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.676	$11.910	$14.143	$11.635	$11.019	$11.382	$11.459	$9.470	$8.453	$10.384
Accumulation unit value at end of period	$16.357	$14.676	$11.910	$14.143	$11.635	$11.019	$11.382	$11.459	$9.470	$8.453
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.423	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441	$10.384
Accumulation unit value at end of period	$16.042	$14.423	$11.727	$13.955	$11.503	$10.916	$11.298	$11.397	$9.438	$8.441
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	3	3	2	2	1	1
Invesco Global Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.691	$17.273	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.915	$22.691	$17.273	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.167	$16.908	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.191	$22.167	$16.908	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	61	74	82	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$38.337	$29.285	$34.049	$25.116	$25.202	$24.380	$24.007	$19.032	$15.840	$17.436
Accumulation unit value at end of period	$48.682	$38.337	$29.285	$34.049	$25.116	$25.202	$24.380	$24.007	$19.032	$15.840
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	3	16	20	20	102	87	91

APP I-192

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.323	$28.553	$33.248	$24.562	$24.683	$23.914	$23.583	$18.724	$15.607	$17.205
Accumulation unit value at end of period	$47.323	$37.323	$28.553	$33.248	$24.562	$24.683	$23.914	$23.583	$18.724	$15.607
Number of accumulation units outstanding at end of period (in thousands)	10	18	16	18	19	26	29	31	32	9
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.413	$14.866	$17.328	$12.814	$12.890	$12.501	$12.341	$9.808	$8.183	$9.030
Accumulation unit value at end of period	$24.590	$19.413	$14.866	$17.328	$12.814	$12.890	$12.501	$12.341	$9.808	$8.183
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	6	6	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.215	$27.761	$32.391	$23.977	$24.143	$23.437	$23.159	$18.424	$15.388	$16.998
Accumulation unit value at end of period	$45.826	$36.215	$27.761	$32.391	$23.977	$24.143	$23.437	$23.159	$18.424	$15.388
Number of accumulation units outstanding at end of period (in thousands)	10	11	11	21	23	23	16	20	60	65
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.693	$14.358	$16.786	$12.450	$12.561	$12.219	$12.098	$9.644	$8.071	$8.933
Accumulation unit value at end of period	$23.606	$18.693	$14.358	$16.786	$12.450	$12.561	$12.219	$12.098	$9.644	$8.071
Number of accumulation units outstanding at end of period (in thousands)	14	15	13	12	14	9	11	10	8	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710	$16.313
Accumulation unit value at end of period	$42.256	$33.527	$25.804	$30.228	$22.465	$22.711	$22.136	$21.961	$17.541	$14.710
Number of accumulation units outstanding at end of period (in thousands)	11	13	13	15	20	20	29	33	31	31
Invesco Global Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.445	$13.984	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.966	$15.445	$13.984	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-193

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.089	$13.689	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.567	$15.089	$13.689	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.883	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$13.841	$12.243	$12.198
Accumulation unit value at end of period	$16.361	$15.883	$14.431	$15.219	$14.399	$13.604	$14.002	$13.710	$13.841	$12.243
Number of accumulation units outstanding at end of period (in thousands)	16	15	14	16	9	2	2	3	3	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.341	$15.779	$16.665	$15.791	$14.942	$15.402	$15.103	$15.270	$13.528	$13.499
Accumulation unit value at end of period	$17.836	$17.341	$15.779	$16.665	$15.791	$14.942	$15.402	$15.103	$15.270	$13.528
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.394	$14.022	$14.824	$14.060	$13.318	$13.742	$13.488	$13.652	$12.106	$12.092
Accumulation unit value at end of period	$15.818	$15.394	$14.022	$14.824	$14.060	$13.318	$13.742	$13.488	$13.652	$12.106
Number of accumulation units outstanding at end of period (in thousands)	1	5	4	6	19	16	11	1	1	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.877	$15.387	$16.284	$15.461	$14.659	$15.140	$14.876	$15.071	$13.379	$13.376
Accumulation unit value at end of period	$17.324	$16.877	$15.387	$16.284	$15.461	$14.659	$15.140	$14.876	$15.071	$13.379
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.827	$13.546	$14.365	$13.665	$12.982	$13.435	$13.228	$13.428	$11.944	$11.965
Accumulation unit value at end of period	$15.190	$14.827	$13.546	$14.365	$13.665	$12.982	$13.435	$13.228	$13.428	$11.944
Number of accumulation units outstanding at end of period (in thousands)	14	12	11	10	16	14	16	23	12	8

APP I-194

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084	$13.134
Accumulation unit value at end of period	$16.344	$15.986	$14.633	$15.549	$14.821	$14.109	$14.631	$14.433	$14.681	$13.084
Number of accumulation units outstanding at end of period (in thousands)	7	12	12	10	17	15	13	13	18	11
Invesco Gold & Special Minerals Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$8.287	$5.670	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.262	$8.287	$5.670	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$8.096	$5.550	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.980	$8.096	$5.550	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$9.499	$6.522	$7.547	$6.472	$4.373	$5.718	$6.792	$13.084	$14.472	$19.573
Accumulation unit value at end of period	$12.863	$9.499	$6.522	$7.547	$6.472	$4.373	$5.718	$6.792	$13.084	$14.472
Number of accumulation units outstanding at end of period (in thousands)	44	38	44	47	48	36	25	26	15	11
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.288	$9.825	$11.387	$9.780	$6.618	$8.666	$10.309	$19.889	$22.032	$29.843
Accumulation unit value at end of period	$19.321	$14.288	$9.825	$11.387	$9.780	$6.618	$8.666	$10.309	$19.889	$22.032
Number of accumulation units outstanding at end of period (in thousands)	5	6	9	8	8	7	13	9	8	7
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$9.204	$6.335	$7.350	$6.319	$4.280	$5.611	$6.681	$12.902	$14.306	$19.397
Accumulation unit value at end of period	$12.433	$9.204	$6.335	$7.350	$6.319	$4.280	$5.611	$6.681	$12.902	$14.306
Number of accumulation units outstanding at end of period (in thousands)	16	21	16	16	18	16	15	15	16	11

APP I-195

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.906	$9.581	$11.127	$9.575	$6.493	$8.519	$10.155	$19.630	$21.789	$29.573
Accumulation unit value at end of period	$18.767	$13.906	$9.581	$11.127	$9.575	$6.493	$8.519	$10.155	$19.630	$21.789
Number of accumulation units outstanding at end of period (in thousands)	9	39	35	42	44	58	32	21	20	18
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$8.862	$6.118	$7.120	$6.139	$4.171	$5.484	$6.550	$12.686	$14.110	$19.189
Accumulation unit value at end of period	$11.936	$8.862	$6.118	$7.120	$6.139	$4.171	$5.484	$6.550	$12.686	$14.110
Number of accumulation units outstanding at end of period (in thousands)	27	27	37	36	42	33	35	23	25	22
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311	$29.040
Accumulation unit value at end of period	$17.706	$13.172	$9.112	$10.624	$9.180	$6.249	$8.233	$9.853	$19.123	$21.311
Number of accumulation units outstanding at end of period (in thousands)	30	29	41	36	52	53	39	33	29	30
Invesco Growth and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.328	$18.653	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.840	$23.328	$18.653	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.790	$18.260	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.244	$22.790	$18.260	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.893	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$9.729	$8.533	$8.759
Accumulation unit value at end of period	$20.259	$19.893	$15.963	$18.539	$16.313	$13.684	$14.200	$12.956	$9.729	$8.533
Number of accumulation units outstanding at end of period (in thousands)	41	47	42	49	66	41	30	27	27	18
APP I-196

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.106	$19.372	$22.532	$19.857	$16.681	$17.336	$15.842	$11.913	$10.465	$10.758
Accumulation unit value at end of period	$24.512	$24.106	$19.372	$22.532	$19.857	$16.681	$17.336	$15.842	$11.913	$10.465
Number of accumulation units outstanding at end of period (in thousands)	2	2	7	5	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.276	$15.506	$18.054	$15.926	$13.392	$13.932	$12.744	$9.593	$8.436	$8.680
Accumulation unit value at end of period	$19.581	$19.276	$15.506	$18.054	$15.926	$13.392	$13.932	$12.744	$9.593	$8.436
Number of accumulation units outstanding at end of period (in thousands)	8	5	8	12	16	41	28	28	33	25
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.461	$18.891	$22.017	$19.442	$16.365	$17.042	$15.604	$11.758	$10.349	$10.660
Accumulation unit value at end of period	$23.808	$23.461	$18.891	$22.017	$19.442	$16.365	$17.042	$15.604	$11.758	$10.349
Number of accumulation units outstanding at end of period (in thousands)	8	24	26	33	45	53	55	70	57	42
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.561	$14.975	$17.489	$15.474	$13.051	$13.618	$12.494	$9.433	$8.320	$8.587
Accumulation unit value at end of period	$18.798	$18.561	$14.975	$17.489	$15.474	$13.051	$13.618	$12.494	$9.433	$8.320
Number of accumulation units outstanding at end of period (in thousands)	20	22	23	19	10	10	19	21	14	17
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121	$10.467
Accumulation unit value at end of period	$22.461	$22.222	$17.965	$21.023	$18.638	$15.751	$16.468	$15.139	$11.453	$10.121
Number of accumulation units outstanding at end of period (in thousands)	17	16	17	26	40	39	35	36	46	42
Invesco International Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.979	$12.792	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.109	$13.979	$12.792	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-197

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.558	$14.266	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.782	$15.558	$14.266	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	17	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.177	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.051	$12.710	$12.809
Accumulation unit value at end of period	$16.346	$15.177	$13.937	$14.884	$13.492	$12.775	$13.336	$13.359	$14.051	$12.710
Number of accumulation units outstanding at end of period (in thousands)	80	79	81	85	86	106	84	75	88	93
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.044	$15.676	$16.766	$15.221	$14.433	$15.090	$15.139	$15.946	$14.447	$14.580
Accumulation unit value at end of period	$18.330	$17.044	$15.676	$16.766	$15.221	$14.433	$15.090	$15.139	$15.946	$14.447
Number of accumulation units outstanding at end of period (in thousands)	8	10	15	14	26	20	52	65	85	48
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.706	$13.538	$14.495	$13.172	$12.503	$13.085	$13.140	$13.855	$12.565	$12.694
Accumulation unit value at end of period	$15.799	$14.706	$13.538	$14.495	$13.172	$12.503	$13.085	$13.140	$13.855	$12.565
Number of accumulation units outstanding at end of period (in thousands)	33	39	39	39	34	33	51	44	59	54
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.588	$15.287	$16.383	$14.903	$14.159	$14.833	$14.911	$15.739	$14.287	$14.448
Accumulation unit value at end of period	$17.804	$16.588	$15.287	$16.383	$14.903	$14.159	$14.833	$14.911	$15.739	$14.287
Number of accumulation units outstanding at end of period (in thousands)	15	17	15	17	22	27	24	29	37	47
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.160	$13.075	$14.041	$12.798	$12.184	$12.790	$12.882	$13.624	$12.392	$12.557
Accumulation unit value at end of period	$15.167	$14.160	$13.075	$14.041	$12.798	$12.184	$12.790	$12.882	$13.624	$12.392
Number of accumulation units outstanding at end of period (in thousands)	29	29	32	38	45	58	66	81	55	55

APP I-198

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972	$14.186
Accumulation unit value at end of period	$16.796	$15.712	$14.537	$15.643	$14.286	$13.628	$14.334	$14.467	$15.331	$13.972
Number of accumulation units outstanding at end of period (in thousands)	39	40	45	51	64	68	75	83	113	120
Invesco International Diversified Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.558	$15.719	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.544	$19.558	$15.719	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.248	$15.502	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.125	$19.248	$15.502	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$10.000	$-
Accumulation unit value at end of period	$22.816	$19.020	$15.341	$18.057	$13.706	$13.688	$13.666	$14.651	$11.834	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	2	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.794	$15.181	$17.896	$13.604	$13.607	$13.605	$14.608	$11.817	$10.000	$-
Accumulation unit value at end of period	$22.512	$18.794	$15.181	$17.896	$13.604	$13.607	$13.605	$14.608	$11.817	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.645	$15.076	$17.790	$13.537	$13.553	$13.565	$14.579	$11.806	$10.000	$-
Accumulation unit value at end of period	$22.311	$18.645	$15.076	$17.790	$13.537	$13.553	$13.565	$14.579	$11.806	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-199

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$10.000	$-
Accumulation unit value at end of period	$22.111	$18.497	$14.971	$17.684	$13.470	$13.499	$13.525	$14.551	$11.794	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$10.000	$-
Accumulation unit value at end of period	$21.718	$18.204	$14.764	$17.474	$13.337	$13.392	$13.445	$14.494	$11.771	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	-	3	2	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$10.000	$-
Accumulation unit value at end of period	$21.332	$17.917	$14.560	$17.267	$13.205	$13.287	$13.365	$14.437	$11.749	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	2	2	3	-	-
Invesco International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.237	$11.926	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.248	$15.237	$11.926	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.885	$11.675	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.816	$14.885	$11.675	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.180	$11.138	$13.222	$10.835	$10.985	$11.336	$11.404	$9.656	$8.428	$9.112
Accumulation unit value at end of period	$15.995	$14.180	$11.138	$13.222	$10.835	$10.985	$11.336	$11.404	$9.656	$8.428
Number of accumulation units outstanding at end of period (in thousands)	3	3	5	4	6	6	15	64	5	6

APP I-200

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.974	$15.713	$18.681	$15.332	$15.568	$16.088	$16.209	$13.746	$12.015	$13.009
Accumulation unit value at end of period	$22.497	$19.974	$15.712	$18.681	$15.332	$15.568	$16.088	$16.209	$13.746	$12.015
Number of accumulation units outstanding at end of period (in thousands)	1	3	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.740	$10.819	$12.876	$10.578	$10.751	$11.122	$11.217	$9.522	$8.331	$9.030
Accumulation unit value at end of period	$15.460	$13.740	$10.819	$12.876	$10.578	$10.751	$11.122	$11.217	$9.522	$8.331
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	2	1	1	2	1	10	9
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.440	$15.323	$18.254	$15.012	$15.273	$15.816	$15.966	$13.567	$11.882	$12.891
Accumulation unit value at end of period	$21.852	$19.440	$15.323	$18.254	$15.012	$15.273	$15.816	$15.966	$13.567	$11.882
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	4	4	3	3	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.230	$10.449	$12.472	$10.277	$10.477	$10.871	$10.997	$9.363	$8.217	$8.932
Accumulation unit value at end of period	$14.841	$13.230	$10.449	$12.472	$10.277	$10.477	$10.871	$10.997	$9.363	$8.217
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	2	4	3	2	1	2	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.414	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621	$12.659
Accumulation unit value at end of period	$20.616	$18.414	$14.573	$17.430	$14.391	$14.700	$15.284	$15.491	$13.216	$11.621
Number of accumulation units outstanding at end of period (in thousands)	9	9	9	13	14	13	13	15	13	12
Invesco Main Street All Cap Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.148	$17.450	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.686	$23.148	$17.450	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-201

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.094	$15.933	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.180	$21.094	$15.933	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.851	$15.017	$16.841	$14.581	$13.344	$13.598	$12.722	$9.896	$8.577	$8.880
Accumulation unit value at end of period	$23.660	$19.851	$15.017	$16.841	$14.581	$13.344	$13.598	$12.722	$9.896	$8.577
Number of accumulation units outstanding at end of period (in thousands)	25	23	21	19	28	26	25	26	29	32
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.510	$18.569	$20.856	$18.085	$16.575	$16.916	$15.850	$12.348	$10.718	$11.113
Accumulation unit value at end of period	$29.170	$24.510	$18.569	$20.856	$18.085	$16.575	$16.916	$15.850	$12.348	$10.718
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.235	$14.588	$16.401	$14.235	$13.060	$13.342	$12.514	$9.759	$8.479	$8.801
Accumulation unit value at end of period	$22.869	$19.235	$14.588	$16.401	$14.235	$13.060	$13.342	$12.514	$9.759	$8.479
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.855	$18.109	$20.380	$17.707	$16.261	$16.629	$15.612	$12.187	$10.599	$11.013
Accumulation unit value at end of period	$28.333	$23.855	$18.109	$20.380	$17.707	$16.261	$16.629	$15.612	$12.187	$10.599
Number of accumulation units outstanding at end of period (in thousands)	24	22	21	20	19	17	16	15	15	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.521	$14.088	$15.887	$13.831	$12.727	$13.041	$12.268	$9.596	$8.362	$8.706
Accumulation unit value at end of period	$21.954	$18.521	$14.088	$15.887	$13.831	$12.727	$13.041	$12.268	$9.596	$8.362
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	1	3	3	-	1	1	4

APP I-202

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.596	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366	$10.814
Accumulation unit value at end of period	$26.731	$22.596	$17.222	$19.461	$16.976	$15.652	$16.070	$15.148	$11.872	$10.366
Number of accumulation units outstanding at end of period (in thousands)	3	3	8	14	16	17	16	15	16	25
Invesco Main Street Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.318	$19.976	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.053	$26.317	$19.976	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.196	$17.642	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.435	$23.196	$17.642	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.761	$17.337	$18.917	$16.285	$14.690	$14.318	$13.027	$9.953	$8.582	$8.644
Accumulation unit value at end of period	$25.901	$22.761	$17.337	$18.917	$16.285	$14.690	$14.318	$13.027	$9.953	$8.582
Number of accumulation units outstanding at end of period (in thousands)	3	5	21	19	3	2	2	-	2	2
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.335	$17.038	$18.618	$16.052	$14.501	$14.155	$12.898	$9.869	$8.523	$8.598
Accumulation unit value at end of period	$25.378	$22.335	$17.038	$18.618	$16.052	$14.501	$14.155	$12.898	$9.869	$8.523
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.055	$16.841	$18.422	$15.899	$14.377	$14.048	$12.814	$9.814	$8.484	$8.567
Accumulation unit value at end of period	$25.035	$22.055	$16.841	$18.422	$15.899	$14.377	$14.048	$12.814	$9.814	$8.484
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	3	1	3	3	4	3	3

APP I-203

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.779	$16.647	$18.228	$15.747	$14.254	$13.942	$12.729	$9.759	$8.445	$8.536
Accumulation unit value at end of period	$24.697	$21.779	$16.647	$18.228	$15.747	$14.254	$13.942	$12.729	$9.759	$8.445
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.237	$16.265	$17.845	$15.447	$14.010	$13.731	$12.562	$9.650	$8.367	$8.474
Accumulation unit value at end of period	$24.034	$21.237	$16.265	$17.845	$15.447	$14.010	$13.731	$12.562	$9.650	$8.367
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	5	9	5	4	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.708	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291	$8.414
Accumulation unit value at end of period	$23.388	$20.708	$15.892	$17.471	$15.153	$13.771	$13.524	$12.397	$9.543	$8.291
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	7	6	5	9	10	12	10
Invesco Main Street Mid Cap Fund®
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.988	$19.695	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.319	$25.988	$19.695	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.363	$16.223	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.233	$21.363	$16.223	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	17	16	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.762	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$10.259	$8.830	$9.116
Accumulation unit value at end of period	$22.545	$20.762	$15.790	$18.085	$15.848	$14.043	$15.212	$13.617	$10.259	$8.830
Number of accumulation units outstanding at end of period (in thousands)	44	39	44	44	34	43	25	23	24	19

APP I-204

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.374	$18.565	$21.295	$18.689	$16.585	$17.993	$16.131	$12.171	$10.491	$10.847
Accumulation unit value at end of period	$26.428	$24.374	$18.565	$21.295	$18.689	$16.585	$17.993	$16.131	$12.171	$10.491
Number of accumulation units outstanding at end of period (in thousands)	9	8	9	8	17	16	29	39	37	34
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.118	$15.338	$17.612	$15.472	$13.744	$14.926	$13.394	$10.116	$8.729	$9.034
Accumulation unit value at end of period	$21.791	$20.118	$15.338	$17.612	$15.472	$13.744	$14.926	$13.394	$10.116	$8.729
Number of accumulation units outstanding at end of period (in thousands)	24	25	29	32	22	37	24	24	19	14
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.721	$18.104	$20.809	$18.299	$16.271	$17.688	$15.889	$12.012	$10.375	$10.748
Accumulation unit value at end of period	$25.669	$23.721	$18.104	$20.809	$18.299	$16.271	$17.688	$15.889	$12.012	$10.375
Number of accumulation units outstanding at end of period (in thousands)	9	7	5	4	7	12	11	10	6	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.371	$14.813	$17.061	$15.033	$13.394	$14.589	$13.131	$9.948	$8.609	$8.936
Accumulation unit value at end of period	$20.920	$19.371	$14.813	$17.061	$15.033	$13.394	$14.589	$13.131	$9.948	$8.609
Number of accumulation units outstanding at end of period (in thousands)	4	4	8	25	14	14	24	27	36	36
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147	$10.554
Accumulation unit value at end of period	$24.216	$22.469	$17.217	$19.869	$17.542	$15.661	$17.092	$15.415	$11.701	$10.147
Number of accumulation units outstanding at end of period (in thousands)	16	14	13	15	19	19	20	19	26	28
Invesco Oppenheimer International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.280	$12.678	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.818	$16.280	$12.678	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-205

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.905	$12.410	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.322	$15.905	$12.410	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.865	$11.616	$14.511	$11.519	$11.849	$11.544	$12.505	$10.045	$8.301	$9.040
Accumulation unit value at end of period	$18.031	$14.865	$11.616	$14.511	$11.519	$11.849	$11.544	$12.505	$10.045	$8.301
Number of accumulation units outstanding at end of period (in thousands)	13	13	19	16	16	16	22	17	1	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.652	$16.945	$21.201	$16.855	$17.363	$16.941	$18.379	$14.786	$12.237	$13.346
Accumulation unit value at end of period	$26.224	$21.652	$16.945	$21.201	$16.855	$17.363	$16.941	$18.379	$14.786	$12.237
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	4	4	3	6	6	5	5
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.452	$11.322	$14.180	$11.284	$11.636	$11.365	$12.342	$9.939	$8.234	$8.989
Accumulation unit value at end of period	$17.487	$14.452	$11.322	$14.180	$11.284	$11.636	$11.365	$12.342	$9.939	$8.234
Number of accumulation units outstanding at end of period (in thousands)	2	3	6	6	6	3	2	4	17	14
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.073	$16.525	$20.717	$16.503	$17.035	$16.654	$18.104	$14.594	$12.102	$13.225
Accumulation unit value at end of period	$25.472	$21.073	$16.525	$20.717	$16.503	$17.035	$16.654	$18.104	$14.594	$12.102
Number of accumulation units outstanding at end of period (in thousands)	6	6	4	7	6	4	4	2	2	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.916	$10.934	$13.736	$10.964	$11.339	$11.109	$12.100	$9.773	$8.121	$8.892
Accumulation unit value at end of period	$16.788	$13.916	$10.934	$13.736	$10.964	$11.339	$11.109	$12.100	$9.773	$8.121
Number of accumulation units outstanding at end of period (in thousands)	3	4	9	8	1	4	4	3	4	-
APP I-206

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.961	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836	$12.987
Accumulation unit value at end of period	$24.032	$19.961	$15.716	$19.782	$15.821	$16.396	$16.094	$17.565	$14.216	$11.836
Number of accumulation units outstanding at end of period (in thousands)	10	10	10	14	18	13	10	11	14	11
Invesco Quality Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.178	$13.398	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.940	$14.178	$13.398	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.850	$13.115	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.566	$13.850	$13.115	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.112	$13.382	$13.470	$13.276	$13.018	$12.902	$12.199	$12.447	$11.966	$11.446
Accumulation unit value at end of period	$14.819	$14.112	$13.382	$13.470	$13.276	$13.018	$12.902	$12.199	$12.447	$11.966
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.386	$13.663	$13.774	$13.596	$13.351	$13.252	$12.548	$12.823	$12.346	$11.827
Accumulation unit value at end of period	$15.084	$14.386	$13.663	$13.774	$13.596	$13.351	$13.252	$12.548	$12.823	$12.346
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.677	$13.003	$13.121	$12.964	$12.744	$12.662	$12.002	$12.277	$11.832	$11.346
Accumulation unit value at end of period	$14.327	$13.677	$13.003	$13.121	$12.964	$12.744	$12.662	$12.002	$12.277	$11.832
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-207

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.001	$13.324	$13.459	$13.311	$13.098	$13.027	$12.360	$12.656	$12.209	$11.719
Accumulation unit value at end of period	$14.651	$14.001	$13.324	$13.459	$13.311	$13.098	$13.027	$12.360	$12.656	$12.209
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.174	$12.562	$12.714	$12.600	$12.423	$12.380	$11.770	$12.076	$11.673	$11.227
Accumulation unit value at end of period	$13.758	$13.174	$12.562	$12.714	$12.600	$12.423	$12.380	$11.770	$12.076	$11.673
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.262	$12.671	$12.851	$12.761	$12.606	$12.588	$11.992	$12.328	$11.940	$11.507
Accumulation unit value at end of period	$13.822	$13.262	$12.671	$12.851	$12.761	$12.606	$12.588	$11.992	$12.328	$11.940
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Real Estate Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.177	$16.598	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.868	$21.177	$16.598	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$55.373	$43.488	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.236	$55.373	$43.488	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	11	12	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$53.991	$42.466	$45.242	$41.932	$39.831	$39.354	$30.871	$30.480	$26.283	$24.554
Accumulation unit value at end of period	$47.935	$53.991	$42.466	$45.242	$41.932	$39.831	$39.354	$30.871	$30.480	$26.283
Number of accumulation units outstanding at end of period (in thousands)	18	18	17	18	18	18	14	25	24	25

APP I-208

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.527	$31.136	$33.222	$30.837	$29.336	$29.028	$22.805	$22.550	$19.474	$18.220
Accumulation unit value at end of period	$35.040	$39.527	$31.136	$33.222	$30.837	$29.336	$29.028	$22.805	$22.550	$19.474
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	5	6	5	10	10	9	7
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.198	$14.349	$15.325	$14.240	$13.560	$13.431	$10.562	$10.455	$9.038	$8.464
Accumulation unit value at end of period	$16.116	$18.198	$14.349	$15.325	$14.240	$13.560	$13.431	$10.562	$10.455	$9.038
Number of accumulation units outstanding at end of period (in thousands)	8	4	6	9	13	12	12	12	14	13
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$50.899	$40.175	$42.952	$39.949	$38.080	$37.755	$29.720	$29.447	$25.481	$23.889
Accumulation unit value at end of period	$45.032	$50.899	$40.175	$42.952	$39.949	$38.080	$37.755	$29.720	$29.447	$25.481
Number of accumulation units outstanding at end of period (in thousands)	10	10	11	11	15	17	16	17	17	22
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.522	$13.858	$14.845	$13.835	$13.214	$13.128	$10.355	$10.280	$8.914	$8.373
Accumulation unit value at end of period	$15.471	$17.522	$13.858	$14.845	$13.835	$13.214	$13.128	$10.355	$10.280	$8.914
Number of accumulation units outstanding at end of period (in thousands)	20	10	11	15	20	21	23	18	18	28
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595	$23.150
Accumulation unit value at end of period	$41.928	$47.582	$37.707	$40.476	$37.796	$36.172	$36.007	$28.458	$28.309	$24.595
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	16	22	23	25	24	25	30
Invesco Small Cap Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.025	$17.489	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.994	$22.025	$17.489	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-209

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.517	$17.120	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.294	$21.517	$17.120	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.496	$15.535	$18.404	$16.284	$14.649	$15.599	$15.344	$11.283	$9.990	$10.082
Accumulation unit value at end of period	$24.694	$19.496	$15.535	$18.404	$16.284	$14.649	$15.599	$15.344	$11.283	$9.990
Number of accumulation units outstanding at end of period (in thousands)	7	7	20	24	20	19	25	24	16	14
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.267	$18.568	$22.030	$19.522	$17.588	$18.756	$18.478	$13.607	$12.066	$12.195
Accumulation unit value at end of period	$29.426	$23.267	$18.568	$22.030	$19.522	$17.588	$18.756	$18.478	$13.607	$12.066
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.891	$15.091	$17.922	$15.898	$14.337	$15.305	$15.093	$11.126	$9.876	$9.991
Accumulation unit value at end of period	$23.868	$18.891	$15.091	$17.922	$15.898	$14.337	$15.305	$15.093	$11.126	$9.876
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	10	9	7	7	16	7
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.645	$18.108	$21.527	$19.114	$17.255	$18.438	$18.201	$13.430	$11.933	$12.085
Accumulation unit value at end of period	$28.582	$22.645	$18.108	$21.527	$19.114	$17.255	$18.438	$18.201	$13.430	$11.933
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.189	$14.574	$17.361	$15.446	$13.972	$14.959	$14.797	$10.940	$9.740	$9.883
Accumulation unit value at end of period	$22.913	$18.189	$14.574	$17.361	$15.446	$13.972	$14.959	$14.797	$10.940	$9.740
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	3	5	5	5	-

APP I-210

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.450	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671	$11.866
Accumulation unit value at end of period	$26.966	$21.450	$17.221	$20.555	$18.325	$16.608	$17.818	$17.659	$13.082	$11.671
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	7	8	7	6	6	7	10
Invesco Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$57.578	$46.399	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$90.261	$57.578	$46.399	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$56.345	$45.496	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$88.152	$56.345	$45.496	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$55.438	$44.831	$49.519	$39.841	$35.975	$36.832	$34.381	$24.698	$20.973	$21.350
Accumulation unit value at end of period	$86.603	$55.438	$44.831	$49.519	$39.841	$35.975	$36.832	$34.381	$24.698	$20.973
Number of accumulation units outstanding at end of period (in thousands)	14	2	7	5	9	1	-	6	5	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$54.545	$44.175	$48.868	$39.377	$35.609	$36.512	$34.133	$24.556	$20.884	$21.291
Accumulation unit value at end of period	$85.081	$54.545	$44.175	$48.868	$39.377	$35.609	$36.512	$34.133	$24.556	$20.884
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$53.958	$43.743	$48.439	$39.070	$35.367	$36.300	$33.969	$24.463	$20.826	$21.253
Accumulation unit value at end of period	$84.081	$53.958	$43.743	$48.439	$39.070	$35.367	$36.300	$33.969	$24.463	$20.826
Number of accumulation units outstanding at end of period (in thousands)	5	1	1	2	-	-	-	-	-	-

APP I-211

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$53.378	$43.316	$48.014	$38.766	$35.126	$36.090	$33.806	$24.369	$20.767	$21.214
Accumulation unit value at end of period	$83.093	$53.378	$43.316	$48.014	$38.766	$35.126	$36.090	$33.806	$24.369	$20.767
Number of accumulation units outstanding at end of period (in thousands)	3	1	1	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$52.235	$42.473	$47.175	$38.164	$34.650	$35.672	$33.481	$24.184	$20.650	$21.137
Accumulation unit value at end of period	$81.152	$52.235	$42.473	$47.175	$38.164	$34.650	$35.672	$33.481	$24.184	$20.650
Number of accumulation units outstanding at end of period (in thousands)	4	2	2	1	2	1	1	-	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$51.116	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534	$21.060
Accumulation unit value at end of period	$79.256	$51.116	$41.647	$46.351	$37.572	$34.181	$35.259	$33.160	$24.000	$20.534
Number of accumulation units outstanding at end of period (in thousands)	11	7	5	5	5	4	2	3	2	2
Invesco Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$50.216	$38.084	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$55.561	$50.216	$38.084	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$49.141	$37.343	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$54.263	$49.141	$37.343	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$48.349	$36.797	$49.501	$42.059	$35.739	$39.395	$36.954	$25.744	$21.121	$23.122
Accumulation unit value at end of period	$53.309	$48.349	$36.797	$49.501	$42.059	$35.739	$39.395	$36.954	$25.744	$21.121
Number of accumulation units outstanding at end of period (in thousands)	4	8	13	11	9	8	9	8	4	2

APP I-212

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$47.571	$36.259	$48.851	$41.568	$35.375	$39.053	$36.688	$25.597	$21.032	$23.059
Accumulation unit value at end of period	$52.372	$47.571	$36.259	$48.851	$41.568	$35.375	$39.053	$36.688	$25.597	$21.032
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$47.059	$35.904	$48.422	$41.245	$35.135	$38.826	$36.511	$25.500	$20.973	$23.017
Accumulation unit value at end of period	$51.757	$47.059	$35.904	$48.422	$41.245	$35.135	$38.826	$36.511	$25.500	$20.973
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	2	2	1	7	7	7
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$46.553	$35.553	$47.997	$40.923	$34.896	$38.601	$36.336	$25.402	$20.914	$22.975
Accumulation unit value at end of period	$51.148	$46.553	$35.553	$47.997	$40.923	$34.896	$38.601	$36.336	$25.402	$20.914
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$45.556	$34.862	$47.159	$40.289	$34.423	$38.154	$35.987	$25.209	$20.796	$22.892
Accumulation unit value at end of period	$49.953	$45.556	$34.862	$47.159	$40.289	$34.423	$38.154	$35.987	$25.209	$20.796
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	3	3	2	1	-	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$44.580	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679	$22.809
Accumulation unit value at end of period	$48.786	$44.580	$34.184	$46.334	$39.663	$33.957	$37.712	$35.642	$25.017	$20.679
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	11	10	8	8	5	3
Ivy Asset Strategy Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.631	$16.975	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.374	$20.631	$16.975	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-213

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.189	$16.644	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.828	$20.189	$16.644	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.864	$16.401	$17.434	$14.791	$15.715	$17.249	$18.250	$14.754	$12.425	$13.524
Accumulation unit value at end of period	$22.427	$19.864	$16.401	$17.434	$14.791	$15.715	$17.249	$18.250	$14.754	$12.425
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	18	18	23	20	18	16
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.544	$16.161	$17.204	$14.618	$15.555	$17.099	$18.118	$14.669	$12.372	$13.487
Accumulation unit value at end of period	$22.033	$19.544	$16.161	$17.204	$14.618	$15.555	$17.099	$18.118	$14.669	$12.372
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.333	$16.003	$17.053	$14.505	$15.450	$17.000	$18.031	$14.613	$12.337	$13.463
Accumulation unit value at end of period	$21.774	$19.333	$16.003	$17.053	$14.505	$15.450	$17.000	$18.031	$14.613	$12.337
Number of accumulation units outstanding at end of period (in thousands)	-	1	9	9	33	35	25	28	23	23
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.125	$15.847	$16.904	$14.392	$15.345	$16.901	$17.945	$14.558	$12.302	$13.438
Accumulation unit value at end of period	$21.518	$19.125	$15.847	$16.904	$14.392	$15.345	$16.901	$17.945	$14.558	$12.302
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	2	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.716	$15.538	$16.608	$14.168	$15.137	$16.706	$17.772	$14.447	$12.233	$13.389
Accumulation unit value at end of period	$21.015	$18.716	$15.538	$16.608	$14.168	$15.137	$16.706	$17.772	$14.447	$12.233
Number of accumulation units outstanding at end of period (in thousands)	1	2	4	4	10	8	17	13	7	5

APP I-214

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.315	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164	$13.341
Accumulation unit value at end of period	$20.524	$18.315	$15.236	$16.318	$13.948	$14.931	$16.512	$17.602	$14.337	$12.164
Number of accumulation units outstanding at end of period (in thousands)	17	16	15	14	19	23	24	24	30	20
Ivy Large Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$31.429	$23.065	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.011	$31.429	$23.065	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$30.703	$22.578	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.985	$30.703	$22.578	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$33.103	$24.379	$23.989	$18.667	$18.538	$17.428	$15.721	$11.647	$10.587	$10.426
Accumulation unit value at end of period	$43.046	$33.103	$24.379	$23.989	$18.667	$18.538	$17.428	$15.721	$11.647	$10.587
Number of accumulation units outstanding at end of period (in thousands)	9	11	10	10	13	10	11	16	45	40
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.876	$27.936	$27.530	$21.455	$21.339	$20.091	$18.151	$13.466	$12.259	$12.091
Accumulation unit value at end of period	$49.179	$37.876	$27.936	$27.530	$21.455	$21.339	$20.091	$18.151	$13.466	$12.259
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$32.076	$23.682	$23.362	$18.224	$18.144	$17.100	$15.464	$11.484	$10.466	$10.332
Accumulation unit value at end of period	$41.607	$32.076	$23.682	$23.362	$18.224	$18.144	$17.100	$15.464	$11.484	$10.466
Number of accumulation units outstanding at end of period (in thousands)	3	2	11	10	11	12	16	16	15	14

APP I-215

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$36.864	$27.244	$26.902	$21.007	$20.935	$19.751	$17.879	$13.291	$12.124	$11.982
Accumulation unit value at end of period	$47.769	$36.864	$27.244	$26.902	$21.007	$20.935	$19.751	$17.879	$13.291	$12.124
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.886	$22.872	$22.630	$17.706	$17.681	$16.714	$15.160	$11.293	$10.322	$10.221
Accumulation unit value at end of period	$39.942	$30.886	$22.872	$22.630	$17.706	$17.681	$16.714	$15.160	$11.293	$10.322
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	5	4	4	8	7	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.919	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858	$11.766
Accumulation unit value at end of period	$45.068	$34.919	$25.910	$25.688	$20.139	$20.150	$19.086	$17.347	$12.947	$11.858
Number of accumulation units outstanding at end of period (in thousands)	2	4	3	3	3	2	3	3	3	3
Ivy Natural Resources Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$4.730	$4.321	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$4.153	$4.730	$4.321	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$4.708	$4.308	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$4.124	$4.708	$4.308	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	10	10	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$5.558	$5.094	$6.699	$6.523	$5.281	$6.822	$7.895	$7.334	$7.335	$9.378
Accumulation unit value at end of period	$4.862	$5.558	$5.094	$6.699	$6.523	$5.281	$6.822	$7.895	$7.334	$7.335
Number of accumulation units outstanding at end of period (in thousands)	51	54	57	52	50	60	56	45	60	67
APP I-216

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$7.739	$7.104	$9.355	$9.123	$7.397	$9.570	$11.092	$10.319	$10.336	$13.234
Accumulation unit value at end of period	$6.760	$7.739	$7.104	$9.355	$9.123	$7.397	$9.570	$11.092	$10.319	$10.336
Number of accumulation units outstanding at end of period (in thousands)	-	1	3	12	13	10	11	10	6	3
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$5.386	$4.949	$6.523	$6.368	$5.169	$6.694	$7.766	$7.232	$7.251	$9.293
Accumulation unit value at end of period	$4.699	$5.386	$4.949	$6.523	$6.368	$5.169	$6.694	$7.766	$7.232	$7.251
Number of accumulation units outstanding at end of period (in thousands)	15	14	14	15	11	17	24	22	16	27
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$7.532	$6.927	$9.141	$8.932	$7.257	$9.408	$10.926	$10.185	$10.222	$13.114
Accumulation unit value at end of period	$6.566	$7.532	$6.927	$9.141	$8.932	$7.257	$9.408	$10.926	$10.185	$10.222
Number of accumulation units outstanding at end of period (in thousands)	19	19	20	24	21	21	24	25	23	20
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$5.186	$4.779	$6.319	$6.187	$5.037	$6.542	$7.613	$7.111	$7.151	$9.193
Accumulation unit value at end of period	$4.511	$5.186	$4.779	$6.319	$6.187	$5.037	$6.542	$7.613	$7.111	$7.151
Number of accumulation units outstanding at end of period (in thousands)	11	12	10	8	14	15	12	12	16	12
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$7.134	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997	$12.878
Accumulation unit value at end of period	$6.194	$7.134	$6.588	$8.728	$8.563	$6.985	$9.091	$10.601	$9.921	$9.997
Number of accumulation units outstanding at end of period (in thousands)	36	41	45	48	65	59	60	59	56	60
Ivy Science & Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$41.380	$27.588	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.217	$41.380	$27.588	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-217

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$44.752	$29.896	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$60.677	$44.752	$29.896	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.911	$29.379	$31.114	$23.545	$23.258	$24.126	$23.239	$15.358	$12.189	$12.777
Accumulation unit value at end of period	$59.448	$43.911	$29.379	$31.114	$23.545	$23.258	$24.126	$23.239	$15.358	$12.189
Number of accumulation units outstanding at end of period (in thousands)	15	15	16	15	18	20	20	17	6	6
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$43.086	$28.870	$30.622	$23.207	$22.958	$23.851	$23.009	$15.228	$12.104	$12.707
Accumulation unit value at end of period	$58.244	$43.086	$28.870	$30.622	$23.207	$22.958	$23.851	$23.009	$15.228	$12.104
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	14	13	11	10	9	5	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$40.803	$27.367	$29.057	$22.043	$21.829	$22.701	$21.921	$14.523	$11.555	$12.142
Accumulation unit value at end of period	$55.103	$40.803	$27.367	$29.057	$22.043	$21.829	$22.701	$21.921	$14.523	$11.555
Number of accumulation units outstanding at end of period (in thousands)	4	7	6	4	4	3	4	4	4	3
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$42.011	$28.206	$29.977	$22.764	$22.565	$23.490	$22.705	$15.057	$11.992	$12.615
Accumulation unit value at end of period	$56.677	$42.011	$28.206	$29.977	$22.764	$22.565	$23.490	$22.705	$15.057	$11.992
Number of accumulation units outstanding at end of period (in thousands)	2	4	3	4	3	3	3	3	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$39.289	$26.431	$28.148	$21.417	$21.272	$22.188	$21.491	$14.280	$11.396	$12.012
Accumulation unit value at end of period	$52.899	$39.289	$26.431	$28.148	$21.417	$21.272	$22.188	$21.491	$14.280	$11.396
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	7	6	8	9	8	1	1

APP I-218

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772	$12.432
Accumulation unit value at end of period	$53.667	$39.939	$26.922	$28.729	$21.903	$21.798	$22.783	$22.110	$14.721	$11.772
Number of accumulation units outstanding at end of period (in thousands)	12	10	9	8	13	12	11	11	12	11
Janus Henderson Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.202	$22.313	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.941	$27.202	$22.313	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.638	$21.893	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.238	$26.638	$21.893	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$26.222	$21.584	$21.636	$18.419	$17.764	$17.814	$16.563	$13.955	$12.446	$12.377
Accumulation unit value at end of period	$29.721	$26.222	$21.584	$21.636	$18.419	$17.764	$17.814	$16.563	$13.955	$12.446
Number of accumulation units outstanding at end of period (in thousands)	65	68	68	60	43	40	1	7	6	6
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.813	$21.279	$21.362	$18.213	$17.592	$17.668	$16.452	$13.882	$12.400	$12.349
Accumulation unit value at end of period	$29.214	$25.813	$21.279	$21.362	$18.213	$17.592	$17.668	$16.452	$13.882	$12.400
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	1	15	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$25.543	$21.078	$21.182	$18.078	$17.479	$17.571	$16.378	$13.834	$12.369	$12.331
Accumulation unit value at end of period	$28.880	$25.543	$21.078	$21.182	$18.078	$17.479	$17.571	$16.378	$13.834	$12.369
Number of accumulation units outstanding at end of period (in thousands)	1	9	34	32	35	24	16	16	18	2

APP I-219

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$25.277	$20.879	$21.003	$17.943	$17.366	$17.475	$16.305	$13.786	$12.338	$12.313
Accumulation unit value at end of period	$28.550	$25.277	$20.879	$21.003	$17.943	$17.366	$17.475	$16.305	$13.786	$12.338
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	4	4	4	3	3	4	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.752	$20.486	$20.650	$17.676	$17.142	$17.284	$16.159	$13.690	$12.277	$12.276
Accumulation unit value at end of period	$27.902	$24.752	$20.486	$20.650	$17.676	$17.142	$17.284	$16.159	$13.690	$12.277
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	8	-	1	-	-	29
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$24.238	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216	$12.239
Accumulation unit value at end of period	$27.268	$24.238	$20.101	$20.302	$17.413	$16.921	$17.096	$16.014	$13.595	$12.216
Number of accumulation units outstanding at end of period (in thousands)	11	12	11	14	19	24	16	12	13	7
Janus Henderson Enterprise Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$50.938	$37.867	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$60.956	$50.938	$37.867	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$49.881	$37.156	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$59.572	$49.881	$37.156	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$49.103	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$18.132	$15.531	$15.945
Accumulation unit value at end of period	$58.554	$49.103	$36.631	$37.300	$29.745	$26.779	$26.119	$23.511	$18.132	$15.531
Number of accumulation units outstanding at end of period (in thousands)	8	7	14	12	15	7	7	14	25	22

APP I-220

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$48.336	$36.113	$36.828	$29.413	$26.520	$25.905	$23.354	$18.038	$15.474	$15.910
Accumulation unit value at end of period	$57.554	$48.336	$36.113	$36.828	$29.413	$26.520	$25.905	$23.354	$18.038	$15.474
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$47.832	$35.772	$36.517	$29.193	$26.348	$25.763	$23.249	$17.975	$15.435	$15.886
Accumulation unit value at end of period	$56.897	$47.832	$35.772	$36.517	$29.193	$26.348	$25.763	$23.249	$17.975	$15.435
Number of accumulation units outstanding at end of period (in thousands)	4	3	4	7	6	6	2	2	1	6
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$47.333	$35.435	$36.209	$28.976	$26.178	$25.622	$23.145	$17.912	$15.397	$15.862
Accumulation unit value at end of period	$56.247	$47.333	$35.435	$36.209	$28.976	$26.178	$25.622	$23.145	$17.912	$15.397
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	5	4	2	2	1	1	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$46.351	$34.769	$35.600	$28.545	$25.840	$25.343	$22.938	$17.788	$15.320	$15.815
Accumulation unit value at end of period	$54.970	$46.351	$34.769	$35.600	$28.545	$25.840	$25.343	$22.938	$17.788	$15.320
Number of accumulation units outstanding at end of period (in thousands)	2	5	6	13	10	9	6	5	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244	$15.768
Accumulation unit value at end of period	$53.722	$45.389	$34.115	$35.001	$28.121	$25.507	$25.066	$22.733	$17.664	$15.244
Number of accumulation units outstanding at end of period (in thousands)	11	10	11	10	16	14	9	9	11	9
Janus Henderson Forty Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.146	$19.946	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.567	$27.146	$19.946	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-221

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$33.625	$24.756	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.440	$33.625	$24.756	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	64	69	76	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$49.224	$36.295	$36.101	$28.103	$27.834	$24.921	$23.069	$17.600	$14.306	$15.513
Accumulation unit value at end of period	$67.883	$49.224	$36.295	$36.101	$28.103	$27.834	$24.921	$23.069	$17.600	$14.306
Number of accumulation units outstanding at end of period (in thousands)	37	36	38	36	32	45	48	168	242	235
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$52.304	$38.623	$38.475	$29.996	$29.754	$26.679	$24.734	$18.899	$15.384	$16.708
Accumulation unit value at end of period	$72.021	$52.304	$38.623	$38.475	$29.996	$29.754	$26.679	$24.734	$18.899	$15.384
Number of accumulation units outstanding at end of period (in thousands)	3	5	3	3	4	3	5	10	11	8
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$31.628	$23.379	$23.312	$18.193	$18.064	$16.214	$15.047	$11.508	$9.378	$10.195
Accumulation unit value at end of period	$43.508	$31.628	$23.379	$23.312	$18.193	$18.064	$16.214	$15.047	$11.508	$9.378
Number of accumulation units outstanding at end of period (in thousands)	13	11	12	17	14	14	12	15	18	31
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$46.097	$34.108	$34.045	$26.596	$26.433	$23.749	$22.062	$16.891	$13.777	$14.993
Accumulation unit value at end of period	$63.348	$46.097	$34.108	$34.045	$26.596	$26.433	$23.749	$22.062	$16.891	$13.777
Number of accumulation units outstanding at end of period (in thousands)	17	17	17	20	21	13	12	31	58	60
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.454	$22.579	$22.583	$17.677	$17.604	$15.848	$14.751	$11.317	$9.249	$10.085
Accumulation unit value at end of period	$41.768	$30.454	$22.579	$22.583	$17.677	$17.604	$15.848	$14.751	$11.317	$9.249
Number of accumulation units outstanding at end of period (in thousands)	10	12	14	19	30	26	25	24	20	19

APP I-222

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499	$15.842
Accumulation unit value at end of period	$64.312	$46.986	$34.905	$34.981	$27.436	$27.377	$24.696	$23.033	$17.705	$14.499
Number of accumulation units outstanding at end of period (in thousands)	19	18	18	22	27	23	28	26	35	29
Janus Henderson Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.418	$22.690	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.864	$29.418	$22.690	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.808	$22.264	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.209	$28.808	$22.264	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.358	$21.949	$25.527	$22.572	$19.154	$20.071	$18.549	$14.840	$13.560	$14.010
Accumulation unit value at end of period	$27.727	$28.358	$21.949	$25.527	$22.572	$19.154	$20.071	$18.549	$14.840	$13.560
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	2	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.915	$21.639	$25.204	$22.320	$18.969	$19.907	$18.425	$14.763	$13.510	$13.979
Accumulation unit value at end of period	$27.253	$27.915	$21.639	$25.204	$22.320	$18.969	$19.907	$18.425	$14.763	$13.510
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.624	$21.434	$24.991	$22.153	$18.846	$19.798	$18.342	$14.712	$13.476	$13.958
Accumulation unit value at end of period	$26.942	$27.624	$21.434	$24.991	$22.153	$18.846	$19.798	$18.342	$14.712	$13.476
Number of accumulation units outstanding at end of period (in thousands)	11	10	10	10	9	7	8	8	12	9

APP I-223

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.336	$21.232	$24.780	$21.988	$18.724	$19.689	$18.260	$14.660	$13.443	$13.937
Accumulation unit value at end of period	$26.634	$27.336	$21.232	$24.780	$21.988	$18.724	$19.689	$18.260	$14.660	$13.443
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.768	$20.833	$24.363	$21.662	$18.483	$19.474	$18.097	$14.558	$13.376	$13.896
Accumulation unit value at end of period	$26.029	$26.768	$20.833	$24.363	$21.662	$18.483	$19.474	$18.097	$14.558	$13.376
Number of accumulation units outstanding at end of period (in thousands)	8	8	7	7	1	-	-	3	6	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.213	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309	$13.855
Accumulation unit value at end of period	$25.438	$26.213	$20.441	$23.953	$21.340	$18.244	$19.262	$17.935	$14.457	$13.309
Number of accumulation units outstanding at end of period (in thousands)	9	8	9	8	12	11	10	8	6	4
Janus Henderson Overseas Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.768	$10.091	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.821	$12.768	$10.091	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.503	$9.902	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.484	$12.503	$9.902	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	35	37	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.308	$9.762	$11.624	$8.924	$9.663	$10.650	$12.436	$11.175	$10.019	$15.012
Accumulation unit value at end of period	$14.236	$12.308	$9.762	$11.624	$8.924	$9.663	$10.650	$12.436	$11.175	$10.019
Number of accumulation units outstanding at end of period (in thousands)	28	28	35	36	38	43	44	162	189	211

APP I-224

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.115	$9.624	$11.477	$8.825	$9.569	$10.563	$12.353	$11.117	$9.982	$14.978
Accumulation unit value at end of period	$13.993	$12.115	$9.624	$11.477	$8.825	$9.569	$10.563	$12.353	$11.117	$9.982
Number of accumulation units outstanding at end of period (in thousands)	9	11	15	14	13	12	15	13	32	16
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.989	$9.533	$11.380	$8.759	$9.508	$10.505	$12.297	$11.078	$9.957	$14.956
Accumulation unit value at end of period	$13.833	$11.989	$9.533	$11.380	$8.759	$9.508	$10.505	$12.297	$11.078	$9.957
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	5	5	6	6	12	16	24
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.864	$9.443	$11.284	$8.693	$9.446	$10.447	$12.242	$11.039	$9.932	$14.934
Accumulation unit value at end of period	$13.675	$11.864	$9.443	$11.284	$8.693	$9.446	$10.447	$12.242	$11.039	$9.932
Number of accumulation units outstanding at end of period (in thousands)	27	24	24	19	16	15	19	12	80	113
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.617	$9.265	$11.094	$8.564	$9.324	$10.333	$12.133	$10.963	$9.883	$14.889
Accumulation unit value at end of period	$13.364	$11.617	$9.265	$11.094	$8.564	$9.324	$10.333	$12.133	$10.963	$9.883
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	16	16	15	27	27	17	27
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834	$14.845
Accumulation unit value at end of period	$13.061	$11.376	$9.091	$10.907	$8.437	$9.204	$10.220	$12.024	$10.886	$9.834
Number of accumulation units outstanding at end of period (in thousands)	23	25	26	30	36	36	43	51	57	50
JPMorgan Core Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.237	$14.121	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.408	$15.237	$14.121	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-225

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.910	$13.846	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.024	$14.910	$13.846	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	43	38	32	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.670	$13.644	$13.720	$13.316	$13.108	$13.108	$12.541	$12.851	$12.321	$11.554
Accumulation unit value at end of period	$15.743	$14.670	$13.644	$13.720	$13.316	$13.108	$13.108	$12.541	$12.851	$12.321
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	1	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.434	$13.444	$13.540	$13.161	$12.974	$12.994	$12.451	$12.777	$12.269	$11.522
Accumulation unit value at end of period	$15.466	$14.434	$13.444	$13.540	$13.161	$12.974	$12.994	$12.451	$12.777	$12.269
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.278	$13.313	$13.421	$13.058	$12.886	$12.918	$12.391	$12.729	$12.235	$11.501
Accumulation unit value at end of period	$15.284	$14.278	$13.313	$13.421	$13.058	$12.886	$12.918	$12.391	$12.729	$12.235
Number of accumulation units outstanding at end of period (in thousands)	25	26	21	22	14	18	20	21	17	15
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.125	$13.182	$13.303	$12.957	$12.799	$12.843	$12.331	$12.680	$12.200	$11.480
Accumulation unit value at end of period	$15.105	$14.125	$13.182	$13.303	$12.957	$12.799	$12.843	$12.331	$12.680	$12.200
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.822	$12.926	$13.070	$12.756	$12.625	$12.694	$12.213	$12.584	$12.132	$11.438
Accumulation unit value at end of period	$14.752	$13.822	$12.926	$13.070	$12.756	$12.625	$12.694	$12.213	$12.584	$12.132
Number of accumulation units outstanding at end of period (in thousands)	12	9	7	6	9	7	7	7	7	1
APP I-226

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.526	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063	$11.397
Accumulation unit value at end of period	$14.407	$13.526	$12.674	$12.842	$12.558	$12.454	$12.547	$12.096	$12.488	$12.063
Number of accumulation units outstanding at end of period (in thousands)	11	11	15	13	8	9	8	8	6	5
JPMorgan Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$73.809	$53.917	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$117.330	$73.809	$53.917	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$72.229	$52.868	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$114.590	$72.229	$52.868	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$71.066	$52.095	$55.009	$39.173	$36.521	$37.511	$37.781	$25.682	$22.997	$23.958
Accumulation unit value at end of period	$112.570	$71.066	$52.095	$55.009	$39.173	$36.521	$37.511	$37.781	$25.682	$22.997
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$69.922	$51.333	$54.286	$38.716	$36.149	$37.185	$37.509	$25.535	$22.900	$23.893
Accumulation unit value at end of period	$110.600	$69.922	$51.333	$54.286	$38.716	$36.149	$37.185	$37.509	$25.535	$22.900
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$69.169	$50.831	$53.810	$38.415	$35.904	$36.969	$37.329	$25.438	$22.835	$23.850
Accumulation unit value at end of period	$109.300	$69.169	$50.831	$53.810	$38.415	$35.904	$36.969	$37.329	$25.438	$22.835
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	2	2	2	5	1	1	-

APP I-227

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$68.425	$50.335	$53.338	$38.115	$35.660	$36.755	$37.149	$25.341	$22.771	$23.806
Accumulation unit value at end of period	$108.010	$68.425	$50.335	$53.338	$38.115	$35.660	$36.755	$37.149	$25.341	$22.771
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$66.960	$49.356	$52.406	$37.524	$35.176	$36.329	$36.793	$25.148	$22.643	$23.720
Accumulation unit value at end of period	$105.490	$66.960	$49.356	$52.406	$37.524	$35.176	$36.329	$36.793	$25.148	$22.643
Number of accumulation units outstanding at end of period (in thousands)	3	-	1	1	1	1	1	7	3	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$65.526	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515	$23.633
Accumulation unit value at end of period	$103.020	$65.526	$48.396	$51.490	$36.942	$34.700	$35.909	$36.440	$24.956	$22.515
Number of accumulation units outstanding at end of period (in thousands)	10	9	8	7	9	8	7	8	10	10
JPMorgan Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.739	$39.395	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.370	$46.739	$39.395	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$45.739	$38.629	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.216	$45.739	$38.629	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$45.002	$38.064	$44.623	$43.586	$33.731	$36.766	$35.529	$26.224	$21.929	$22.991
Accumulation unit value at end of period	$47.369	$45.002	$38.064	$44.623	$43.586	$33.731	$36.766	$35.529	$26.224	$21.929
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-228

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$44.278	$37.507	$44.037	$43.078	$33.387	$36.446	$35.273	$26.074	$21.837	$22.928
Accumulation unit value at end of period	$46.537	$44.278	$37.507	$44.037	$43.078	$33.387	$36.446	$35.273	$26.074	$21.837
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.801	$37.140	$43.651	$42.742	$33.160	$36.235	$35.103	$25.974	$21.775	$22.887
Accumulation unit value at end of period	$45.990	$43.801	$37.140	$43.651	$42.742	$33.160	$36.235	$35.103	$25.974	$21.775
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$43.330	$36.777	$43.268	$42.410	$32.935	$36.025	$34.935	$25.875	$21.714	$22.845
Accumulation unit value at end of period	$45.449	$43.330	$36.777	$43.268	$42.410	$32.935	$36.025	$34.935	$25.875	$21.714
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.402	$36.062	$42.511	$41.752	$32.489	$35.608	$34.599	$25.678	$21.591	$22.762
Accumulation unit value at end of period	$44.387	$42.402	$36.062	$42.511	$41.752	$32.489	$35.608	$34.599	$25.678	$21.591
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	-	-	2	2	2	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.494	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470	$22.679
Accumulation unit value at end of period	$43.350	$41.494	$35.361	$41.769	$41.104	$32.048	$35.196	$34.267	$25.483	$21.470
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	3	2	2	1	1	1	-
JPMorgan SmartRetirement® 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.221	$14.933	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.924	$17.221	$14.933	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-229

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.918	$14.700	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.553	$16.918	$14.700	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	57	56	54	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.694	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.018	$10.530	$-
Accumulation unit value at end of period	$18.280	$16.694	$14.527	$15.462	$13.663	$13.006	$13.201	$12.435	$11.018	$-
Number of accumulation units outstanding at end of period (in thousands)	23	25	59	45	46	46	57	11	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.472	$14.356	$15.303	$13.543	$12.911	$13.124	$12.381	$10.987	$10.510	$-
Accumulation unit value at end of period	$18.011	$16.472	$14.356	$15.303	$13.543	$12.911	$13.124	$12.381	$10.987	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	17	15	11	10	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.327	$14.243	$15.198	$13.464	$12.848	$13.074	$12.346	$10.966	$10.498	$-
Accumulation unit value at end of period	$17.834	$16.327	$14.243	$15.198	$13.464	$12.848	$13.074	$12.346	$10.966	$-
Number of accumulation units outstanding at end of period (in thousands)	50	40	43	54	55	32	20	7	6	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.182	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$10.485	$-
Accumulation unit value at end of period	$17.658	$16.182	$14.131	$15.094	$13.385	$12.785	$13.023	$12.310	$10.946	$-
Number of accumulation units outstanding at end of period (in thousands)	42	44	49	57	50	51	47	18	14	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.897	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$10.459	$-
Accumulation unit value at end of period	$17.313	$15.897	$13.910	$14.887	$13.228	$12.661	$12.922	$12.239	$10.904	$-
Number of accumulation units outstanding at end of period (in thousands)	61	84	76	90	56	54	43	1	1	-

APP I-230

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$10.434	$-
Accumulation unit value at end of period	$16.974	$15.617	$13.692	$14.684	$13.073	$12.538	$12.822	$12.169	$10.863	$-
Number of accumulation units outstanding at end of period (in thousands)	33	72	80	77	140	111	106	8	4	-
JPMorgan SmartRetirement® 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.234	$15.454	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.296	$18.234	$15.454	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.913	$15.213	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.899	$17.913	$15.213	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	19	18	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.676	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$10.941	$10.444	$-
Accumulation unit value at end of period	$19.606	$17.676	$15.034	$16.215	$14.050	$13.335	$13.562	$12.721	$10.941	$-
Number of accumulation units outstanding at end of period (in thousands)	51	37	44	41	29	24	19	4	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.442	$14.857	$16.048	$13.926	$13.238	$13.483	$12.666	$10.910	$10.424	$-
Accumulation unit value at end of period	$19.317	$17.442	$14.857	$16.048	$13.926	$13.238	$13.483	$12.666	$10.910	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	8	7	6	6	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.288	$14.740	$15.938	$13.844	$13.174	$13.431	$12.629	$10.890	$10.412	$-
Accumulation unit value at end of period	$19.127	$17.288	$14.740	$15.938	$13.844	$13.174	$13.431	$12.629	$10.890	$-
Number of accumulation units outstanding at end of period (in thousands)	166	163	172	167	175	117	99	15	20	-

APP I-231

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.135	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$10.399	$-
Accumulation unit value at end of period	$18.939	$17.135	$14.624	$15.829	$13.763	$13.109	$13.379	$12.593	$10.869	$-
Number of accumulation units outstanding at end of period (in thousands)	10	39	44	56	61	58	53	45	26	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.833	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$10.374	$-
Accumulation unit value at end of period	$18.568	$16.833	$14.395	$15.613	$13.602	$12.982	$13.275	$12.520	$10.828	$-
Number of accumulation units outstanding at end of period (in thousands)	37	61	65	50	42	44	44	10	4	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$10.349	$-
Accumulation unit value at end of period	$18.205	$16.536	$14.170	$15.399	$13.443	$12.855	$13.173	$12.448	$10.788	$-
Number of accumulation units outstanding at end of period (in thousands)	147	167	147	160	151	144	142	60	48	-
JPMorgan SmartRetirement® 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.060	$15.856	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.360	$19.060	$15.856	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.725	$15.608	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.942	$18.725	$15.608	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	57	52	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.477	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$10.845	$10.337	$-
Accumulation unit value at end of period	$20.634	$18.477	$15.425	$16.821	$14.247	$13.524	$13.805	$12.915	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	40	34	64	68	48	43	38	10	-	-

APP I-232

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.232	$15.243	$16.649	$14.122	$13.425	$13.725	$12.859	$10.815	$10.318	$-
Accumulation unit value at end of period	$20.330	$18.232	$15.243	$16.649	$14.122	$13.425	$13.725	$12.859	$10.815	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	8	7	4	23	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.071	$15.123	$16.534	$14.039	$13.359	$13.671	$12.822	$10.794	$10.306	$-
Accumulation unit value at end of period	$20.130	$18.071	$15.123	$16.534	$14.039	$13.359	$13.671	$12.822	$10.794	$-
Number of accumulation units outstanding at end of period (in thousands)	34	33	36	50	75	56	40	4	4	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.911	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$10.293	$-
Accumulation unit value at end of period	$19.932	$17.911	$15.005	$16.421	$13.957	$13.294	$13.618	$12.785	$10.774	$-
Number of accumulation units outstanding at end of period (in thousands)	58	71	68	74	65	76	68	13	5	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.595	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$10.268	$-
Accumulation unit value at end of period	$19.542	$17.595	$14.770	$16.197	$13.793	$13.165	$13.513	$12.711	$10.733	$-
Number of accumulation units outstanding at end of period (in thousands)	101	96	96	130	102	56	57	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$10.243	$-
Accumulation unit value at end of period	$19.159	$17.285	$14.538	$15.975	$13.632	$13.037	$13.408	$12.638	$10.693	$-
Number of accumulation units outstanding at end of period (in thousands)	56	76	69	75	123	138	110	38	9	-
JPMorgan SmartRetirement® 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.690	$16.137	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.405	$19.690	$16.137	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-233

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.343	$15.885	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.966	$19.343	$15.885	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	20	19	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.087	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$10.823	$10.311	$-
Accumulation unit value at end of period	$21.643	$19.087	$15.698	$17.343	$14.506	$13.734	$14.047	$13.124	$10.823	$-
Number of accumulation units outstanding at end of period (in thousands)	18	16	40	25	18	15	14	10	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.834	$15.513	$17.165	$14.379	$13.634	$13.965	$13.067	$10.792	$10.292	$-
Accumulation unit value at end of period	$21.324	$18.834	$15.513	$17.165	$14.379	$13.634	$13.965	$13.067	$10.792	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	3	11	9	6	5	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.667	$15.392	$17.047	$14.294	$13.568	$13.911	$13.029	$10.772	$10.279	$-
Accumulation unit value at end of period	$21.114	$18.667	$15.392	$17.047	$14.294	$13.568	$13.911	$13.029	$10.772	$-
Number of accumulation units outstanding at end of period (in thousands)	52	54	65	66	55	26	18	7	6	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.502	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$10.267	$-
Accumulation unit value at end of period	$20.907	$18.502	$15.271	$16.930	$14.211	$13.501	$13.857	$12.992	$10.752	$-
Number of accumulation units outstanding at end of period (in thousands)	18	39	38	38	37	32	28	23	16	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.176	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$10.242	$-
Accumulation unit value at end of period	$20.497	$18.176	$15.032	$16.699	$14.044	$13.370	$13.750	$12.917	$10.711	$-
Number of accumulation units outstanding at end of period (in thousands)	56	58	57	46	27	33	22	2	1	-

APP I-234

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$10.217	$-
Accumulation unit value at end of period	$20.096	$17.856	$14.796	$16.471	$13.880	$13.240	$13.643	$12.842	$10.671	$-
Number of accumulation units outstanding at end of period (in thousands)	49	78	67	65	69	51	45	9	8	-
JPMorgan SmartRetirement® 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.205	$16.353	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.143	$20.205	$16.353	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.849	$16.097	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.690	$19.849	$16.097	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	36	33	32	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.586	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$10.818	$10.304	$-
Accumulation unit value at end of period	$22.356	$19.586	$15.908	$17.714	$14.645	$13.816	$14.153	$13.216	$10.818	$-
Number of accumulation units outstanding at end of period (in thousands)	24	21	47	43	29	25	15	10	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.327	$15.721	$17.533	$14.516	$13.715	$14.071	$13.159	$10.788	$10.285	$-
Accumulation unit value at end of period	$22.027	$19.327	$15.721	$17.533	$14.516	$13.715	$14.071	$13.159	$10.788	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	5	6	2	3	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.156	$15.597	$17.412	$14.431	$13.648	$14.016	$13.121	$10.767	$10.273	$-
Accumulation unit value at end of period	$21.810	$19.156	$15.597	$17.412	$14.431	$13.648	$14.016	$13.121	$10.767	$-
Number of accumulation units outstanding at end of period (in thousands)	79	77	69	112	74	51	34	5	5	-

APP I-235

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.986	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$10.260	$-
Accumulation unit value at end of period	$21.596	$18.986	$15.475	$17.293	$14.346	$13.582	$13.962	$13.083	$10.747	$-
Number of accumulation units outstanding at end of period (in thousands)	35	38	33	34	28	23	18	10	4	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.652	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$10.235	$-
Accumulation unit value at end of period	$21.173	$18.652	$15.233	$17.057	$14.178	$13.449	$13.854	$13.008	$10.707	$-
Number of accumulation units outstanding at end of period (in thousands)	40	35	32	32	63	18	22	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$10.210	$-
Accumulation unit value at end of period	$20.758	$18.323	$14.994	$16.823	$14.013	$13.319	$13.747	$12.933	$10.666	$-
Number of accumulation units outstanding at end of period (in thousands)	41	62	86	99	95	63	37	7	1	-
JPMorgan SmartRetirement® 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.324	$16.351	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.375	$20.324	$16.351	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.966	$16.095	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.917	$19.966	$16.095	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	16	14	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.701	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$10.830	$10.305	$-
Accumulation unit value at end of period	$22.580	$19.701	$15.906	$17.767	$14.665	$13.833	$14.156	$13.228	$10.830	$-
Number of accumulation units outstanding at end of period (in thousands)	27	22	27	16	15	15	10	6	-	-
APP I-236

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.441	$15.718	$17.584	$14.536	$13.732	$14.074	$13.171	$10.800	$10.287	$-
Accumulation unit value at end of period	$22.247	$19.441	$15.718	$17.584	$14.536	$13.732	$14.074	$13.171	$10.800	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	5	4	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.269	$15.595	$17.464	$14.451	$13.665	$14.019	$13.133	$10.779	$10.274	$-
Accumulation unit value at end of period	$22.029	$19.269	$15.595	$17.464	$14.451	$13.665	$14.019	$13.133	$10.779	$-
Number of accumulation units outstanding at end of period (in thousands)	16	18	18	20	24	19	9	5	4	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.098	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$10.261	$-
Accumulation unit value at end of period	$21.812	$19.098	$15.472	$17.344	$14.366	$13.599	$13.965	$13.095	$10.759	$-
Number of accumulation units outstanding at end of period (in thousands)	13	40	32	34	32	28	23	8	4	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.762	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$10.236	$-
Accumulation unit value at end of period	$21.385	$18.762	$15.230	$17.107	$14.198	$13.466	$13.857	$13.019	$10.719	$-
Number of accumulation units outstanding at end of period (in thousands)	60	60	66	59	18	15	20	6	5	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$10.212	$-
Accumulation unit value at end of period	$20.966	$18.431	$14.992	$16.873	$14.032	$13.335	$13.749	$12.944	$10.678	$-
Number of accumulation units outstanding at end of period (in thousands)	40	59	53	37	69	72	54	5	1	-
JPMorgan SmartRetirement® 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.301	$16.329	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.336	$20.301	$16.329	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-237

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.944	$16.073	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.879	$19.944	$16.073	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	14	12	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.680	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$10.821	$10.306	$-
Accumulation unit value at end of period	$22.542	$19.680	$15.884	$17.746	$14.643	$13.821	$14.144	$13.217	$10.821	$-
Number of accumulation units outstanding at end of period (in thousands)	28	17	26	12	15	13	6	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.419	$15.697	$17.564	$14.514	$13.720	$14.062	$13.160	$10.790	$10.287	$-
Accumulation unit value at end of period	$22.210	$19.419	$15.697	$17.564	$14.514	$13.720	$14.062	$13.160	$10.790	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	7	5	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.247	$15.574	$17.444	$14.429	$13.653	$14.007	$13.122	$10.770	$10.275	$-
Accumulation unit value at end of period	$21.992	$19.247	$15.574	$17.444	$14.429	$13.653	$14.007	$13.122	$10.770	$-
Number of accumulation units outstanding at end of period (in thousands)	15	15	12	18	23	14	5	1	1	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.077	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$10.262	$-
Accumulation unit value at end of period	$21.775	$19.077	$15.451	$17.324	$14.344	$13.587	$13.953	$13.084	$10.750	$-
Number of accumulation units outstanding at end of period (in thousands)	13	21	17	19	14	12	7	4	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.741	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$10.237	$-
Accumulation unit value at end of period	$21.349	$18.741	$15.210	$17.087	$14.176	$13.454	$13.845	$13.009	$10.709	$-
Number of accumulation units outstanding at end of period (in thousands)	25	41	27	26	16	6	16	2	1	-

APP I-238

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$10.212	$-
Accumulation unit value at end of period	$20.931	$18.411	$14.972	$16.853	$14.010	$13.323	$13.738	$12.934	$10.669	$-
Number of accumulation units outstanding at end of period (in thousands)	37	47	58	64	88	44	30	4	-	-
JPMorgan SmartRetirement® 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.844	$15.955	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.810	$19.844	$15.955	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.540	$15.742	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.415	$19.540	$15.742	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	9	7	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.316	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$10.603	$10.000	$-
Accumulation unit value at end of period	$22.124	$19.316	$15.585	$17.399	$14.369	$13.555	$13.870	$12.951	$10.603	$-
Number of accumulation units outstanding at end of period (in thousands)	15	10	10	5	3	2	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.093	$15.428	$17.250	$14.268	$13.480	$13.813	$12.918	$10.592	$10.000	$-
Accumulation unit value at end of period	$21.837	$19.093	$15.428	$17.250	$14.268	$13.480	$13.813	$12.918	$10.592	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.946	$15.325	$17.152	$14.201	$13.430	$13.776	$12.896	$10.584	$10.000	$-
Accumulation unit value at end of period	$21.647	$18.946	$15.325	$17.152	$14.201	$13.430	$13.776	$12.896	$10.584	$-
Number of accumulation units outstanding at end of period (in thousands)	12	7	7	6	4	2	-	-	-	-

APP I-239

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.801	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$10.000	$-
Accumulation unit value at end of period	$21.459	$18.801	$15.222	$17.054	$14.134	$13.380	$13.738	$12.873	$10.577	$-
Number of accumulation units outstanding at end of period (in thousands)	-	25	13	7	3	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.513	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$10.000	$-
Accumulation unit value at end of period	$21.088	$18.513	$15.019	$16.861	$14.001	$13.281	$13.664	$12.829	$10.562	$-
Number of accumulation units outstanding at end of period (in thousands)	3	18	14	13	7	3	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$10.000	$-
Accumulation unit value at end of period	$20.724	$18.229	$14.819	$16.669	$13.870	$13.182	$13.590	$12.785	$10.546	$-
Number of accumulation units outstanding at end of period (in thousands)	16	24	32	24	16	11	3	1	-	-
JPMorgan SmartRetirement® 2060 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.899	$10.368	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.807	$12.899	$10.368	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.830	$10.333	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.698	$12.830	$10.333	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.778	$10.307	$11.494	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.617	$12.778	$10.307	$11.494	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-240

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.726	$10.280	$11.482	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.536	$12.726	$10.280	$11.482	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.692	$10.263	$11.474	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.482	$12.692	$10.263	$11.474	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.658	$10.245	$11.466	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.429	$12.658	$10.245	$11.466	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.590	$10.211	$11.450	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.322	$12.590	$10.211	$11.450	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.217	$12.522	$10.176	$11.434	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
JPMorgan SmartRetirement® Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.320	$13.463	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.783	$15.320	$13.463	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-241

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.050	$13.253	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.454	$15.050	$13.253	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	5	4	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.851	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$10.909	$10.552	$-
Accumulation unit value at end of period	$16.212	$14.851	$13.097	$13.813	$12.519	$11.986	$12.198	$11.682	$10.909	$-
Number of accumulation units outstanding at end of period (in thousands)	4	8	12	13	2	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.654	$12.943	$13.671	$12.409	$11.899	$12.127	$11.631	$10.879	$10.533	$-
Accumulation unit value at end of period	$15.973	$14.654	$12.943	$13.671	$12.409	$11.899	$12.127	$11.631	$10.879	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	-	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.525	$12.841	$13.577	$12.337	$11.841	$12.080	$11.598	$10.858	$10.520	$-
Accumulation unit value at end of period	$15.816	$14.525	$12.841	$13.577	$12.337	$11.841	$12.080	$11.598	$10.858	$-
Number of accumulation units outstanding at end of period (in thousands)	18	51	44	47	23	17	26	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.396	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$10.508	$-
Accumulation unit value at end of period	$15.660	$14.396	$12.740	$13.484	$12.264	$11.783	$12.033	$11.564	$10.838	$-
Number of accumulation units outstanding at end of period (in thousands)	2	6	5	6	1	1	2	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.143	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$10.482	$-
Accumulation unit value at end of period	$15.354	$14.143	$12.541	$13.300	$12.121	$11.668	$11.940	$11.498	$10.797	$-
Number of accumulation units outstanding at end of period (in thousands)	6	9	46	43	27	30	22	2	-	-

APP I-242

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$10.456	$-
Accumulation unit value at end of period	$15.053	$13.893	$12.344	$13.118	$11.979	$11.555	$11.848	$11.432	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	37	37	40	50	2	14	17	17	11	-
JPMorgan U.S. Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$33.292	$25.336	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.911	$33.292	$25.336	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$32.643	$24.891	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.012	$32.643	$24.891	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$32.165	$24.563	$26.345	$21.858	$19.882	$19.892	$17.623	$13.064	$11.229	$11.493
Accumulation unit value at end of period	$40.350	$32.165	$24.563	$26.345	$21.858	$19.882	$19.892	$17.623	$13.064	$11.229
Number of accumulation units outstanding at end of period (in thousands)	2	2	8	14	14	11	9	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.693	$24.240	$26.037	$21.635	$19.708	$19.748	$17.522	$13.009	$11.198	$11.479
Accumulation unit value at end of period	$39.699	$31.693	$24.240	$26.037	$21.635	$19.708	$19.748	$17.522	$13.009	$11.198
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$31.383	$24.026	$25.834	$21.488	$19.594	$19.652	$17.454	$12.972	$11.178	$11.469
Accumulation unit value at end of period	$39.271	$31.383	$24.026	$25.834	$21.488	$19.594	$19.652	$17.454	$12.972	$11.178
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	14	-	-	-

APP I-243

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$31.075	$23.815	$25.632	$21.341	$19.479	$19.557	$17.387	$12.935	$11.157	$11.459
Accumulation unit value at end of period	$38.847	$31.075	$23.815	$25.632	$21.341	$19.479	$19.557	$17.387	$12.935	$11.157
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.469	$23.397	$25.233	$21.051	$19.253	$19.369	$17.254	$12.861	$11.116	$11.440
Accumulation unit value at end of period	$38.014	$30.469	$23.397	$25.233	$21.051	$19.253	$19.369	$17.254	$12.861	$11.116
Number of accumulation units outstanding at end of period (in thousands)	8	9	8	5	3	6	3	14	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.875	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075	$11.421
Accumulation unit value at end of period	$37.198	$29.875	$22.987	$24.841	$20.765	$19.029	$19.182	$17.122	$12.788	$11.075
Number of accumulation units outstanding at end of period (in thousands)	5	11	9	14	13	9	6	7	4	3
LKCM Aquinas Catholic Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$28.235	$21.559	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.038	$28.235	$21.559	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.685	$21.181	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.286	$27.685	$21.181	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958	$12.998
Accumulation unit value at end of period	$33.733	$27.279	$20.901	$22.824	$18.990	$17.427	$18.109	$17.716	$13.327	$11.958
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	13	-	-	-	-	-

APP I-244

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.879	$20.626	$22.557	$18.797	$17.274	$17.978	$17.614	$13.270	$11.924	$12.975
Accumulation unit value at end of period	$33.189	$26.879	$20.626	$22.557	$18.797	$17.274	$17.978	$17.614	$13.270	$11.924
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.616	$20.444	$22.381	$18.668	$17.174	$17.891	$17.547	$13.232	$11.902	$12.959
Accumulation unit value at end of period	$32.831	$26.616	$20.444	$22.381	$18.668	$17.174	$17.891	$17.547	$13.232	$11.902
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881	$12.944
Accumulation unit value at end of period	$32.477	$26.355	$20.264	$22.207	$18.541	$17.074	$17.804	$17.479	$13.195	$11.881
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	6	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837	$12.914
Accumulation unit value at end of period	$31.780	$25.841	$19.909	$21.861	$18.289	$16.875	$17.633	$17.345	$13.120	$11.837
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	5	7	7	10	9	2	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793	$12.883
Accumulation unit value at end of period	$31.098	$25.337	$19.560	$21.521	$18.040	$16.679	$17.463	$17.213	$13.045	$11.793
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	5	4	4	3	3
Loomis Sayles Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.287	$21.003	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.632	$23.287	$21.003	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-245

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.788	$20.594	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.080	$22.788	$20.594	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.422	$20.293	$21.110	$19.843	$18.435	$19.991	$19.287	$18.402	$16.162	$15.739
Accumulation unit value at end of period	$22.674	$22.422	$20.293	$21.110	$19.843	$18.435	$19.991	$19.287	$18.402	$16.162
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	14	13	10	9	6	5
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.061	$19.996	$20.833	$19.611	$18.248	$19.818	$19.148	$18.297	$16.093	$15.696
Accumulation unit value at end of period	$22.276	$22.061	$19.996	$20.833	$19.611	$18.248	$19.818	$19.148	$18.297	$16.093
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.823	$19.801	$20.650	$19.459	$18.124	$19.702	$19.056	$18.227	$16.048	$15.667
Accumulation unit value at end of period	$22.014	$21.823	$19.801	$20.650	$19.459	$18.124	$19.702	$19.056	$18.227	$16.048
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	11	11	3	2	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.588	$19.607	$20.469	$19.307	$18.000	$19.588	$18.964	$18.157	$16.003	$15.639
Accumulation unit value at end of period	$21.755	$21.588	$19.607	$20.469	$19.307	$18.000	$19.588	$18.964	$18.157	$16.003
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.126	$19.226	$20.111	$19.008	$17.756	$19.361	$18.782	$18.019	$15.913	$15.582
Accumulation unit value at end of period	$21.247	$21.126	$19.226	$20.111	$19.008	$17.756	$19.361	$18.782	$18.019	$15.913
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	3	5	4	5	7	6	6
APP I-246

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.674	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823	$15.525
Accumulation unit value at end of period	$20.750	$20.674	$18.852	$19.759	$18.713	$17.516	$19.137	$18.602	$17.882	$15.823
Number of accumulation units outstanding at end of period (in thousands)	14	19	18	17	21	22	16	14	15	10
Lord Abbett Affiliated Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.435	$17.141	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.131	$21.435	$17.141	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.941	$16.779	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.603	$20.941	$16.779	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.836	$15.115	$16.416	$14.208	$12.169	$12.767	$11.449	$8.707	$7.550	$8.233
Accumulation unit value at end of period	$18.504	$18.836	$15.115	$16.416	$14.208	$12.169	$12.767	$11.449	$8.707	$7.550
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	1	15	13	12	11	13
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.575	$18.143	$19.734	$17.105	$14.672	$15.416	$13.846	$10.545	$9.158	$10.002
Accumulation unit value at end of period	$22.144	$22.575	$18.143	$19.734	$17.105	$14.672	$15.416	$13.846	$10.545	$9.158
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.252	$14.683	$15.987	$13.871	$11.910	$12.526	$11.262	$8.586	$7.464	$8.159
Accumulation unit value at end of period	$17.885	$18.252	$14.683	$15.987	$13.871	$11.910	$12.526	$11.262	$8.586	$7.464
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	4	4	5	1	12	-

APP I-247

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.971	$17.693	$19.284	$16.748	$14.395	$15.155	$13.638	$10.408	$9.057	$9.911
Accumulation unit value at end of period	$21.509	$21.971	$17.693	$19.284	$16.748	$14.395	$15.155	$13.638	$10.408	$9.057
Number of accumulation units outstanding at end of period (in thousands)	2	1	-	-	-	-	-	-	-	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.574	$14.180	$15.486	$13.477	$11.606	$12.244	$11.041	$8.442	$7.361	$8.071
Accumulation unit value at end of period	$17.170	$17.574	$14.180	$15.486	$13.477	$11.606	$12.244	$11.041	$8.442	$7.361
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	11	13	16	16	31	26	30
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.812	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858	$9.732
Accumulation unit value at end of period	$20.293	$20.812	$16.827	$18.414	$16.056	$13.855	$14.645	$13.233	$10.139	$8.858
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	7	10	10	16	16	20	25
Lord Abbett Bond-Debenture Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.815	$18.384	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.369	$20.815	$18.384	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.278	$17.945	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.749	$20.278	$17.945	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.971	$17.700	$18.491	$17.016	$15.217	$15.562	$14.965	$13.953	$12.380	$11.979
Accumulation unit value at end of period	$21.387	$19.971	$17.700	$18.491	$17.016	$15.217	$15.562	$14.965	$13.953	$12.380
Number of accumulation units outstanding at end of period (in thousands)	23	23	21	18	19	19	17	7	4	6

APP I-248

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.131	$19.644	$20.552	$18.942	$16.965	$17.375	$16.734	$15.625	$13.885	$13.455
Accumulation unit value at end of period	$23.665	$22.131	$19.644	$20.552	$18.942	$16.965	$17.375	$16.734	$15.625	$13.885
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	1	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.352	$17.194	$18.007	$16.612	$14.894	$15.269	$14.720	$13.759	$12.238	$11.871
Accumulation unit value at end of period	$20.672	$19.352	$17.194	$18.007	$16.612	$14.894	$15.269	$14.720	$13.759	$12.238
Number of accumulation units outstanding at end of period (in thousands)	17	27	28	28	26	17	13	24	25	8
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.540	$19.157	$20.083	$18.546	$16.644	$17.081	$16.483	$15.422	$13.731	$13.333
Accumulation unit value at end of period	$22.986	$21.540	$19.157	$20.083	$18.546	$16.644	$17.081	$16.483	$15.422	$13.731
Number of accumulation units outstanding at end of period (in thousands)	6	5	6	6	7	9	11	9	6	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.633	$16.606	$17.443	$16.140	$14.514	$14.925	$14.431	$13.529	$12.070	$11.743
Accumulation unit value at end of period	$19.845	$18.633	$16.606	$17.443	$16.140	$14.514	$14.925	$14.431	$13.529	$12.070
Number of accumulation units outstanding at end of period (in thousands)	23	23	23	31	43	51	42	42	25	33
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.403	$18.219	$19.177	$17.780	$16.020	$16.507	$15.993	$15.023	$13.430	$13.092
Accumulation unit value at end of period	$21.687	$20.403	$18.219	$19.177	$17.780	$16.020	$16.507	$15.993	$15.023	$13.430
Number of accumulation units outstanding at end of period (in thousands)	15	16	18	21	35	34	43	38	51	56
Lord Abbett Developing Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$34.750	$26.384	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$59.880	$34.750	$26.384	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-249

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$33.949	$25.827	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$58.383	$33.949	$25.827	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	5	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.880	$24.289	$23.229	$17.969	$18.562	$20.477	$19.932	$12.743	$11.602	$11.857
Accumulation unit value at end of period	$54.742	$31.880	$24.289	$23.229	$17.969	$18.562	$20.477	$19.932	$12.743	$11.602
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	8	13	24	22	7	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.287	$23.873	$22.866	$17.714	$18.326	$20.247	$19.738	$12.638	$11.524	$11.794
Accumulation unit value at end of period	$53.645	$31.287	$23.873	$22.866	$17.714	$18.326	$20.247	$19.738	$12.638	$11.524
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	1	6	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$30.898	$23.600	$22.627	$17.547	$18.171	$20.096	$19.610	$12.569	$11.472	$11.753
Accumulation unit value at end of period	$52.925	$30.898	$23.600	$22.627	$17.547	$18.171	$20.096	$19.610	$12.569	$11.472
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	6	10	9	9	11	15	7
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.514	$23.330	$22.390	$17.381	$18.017	$19.946	$19.483	$12.500	$11.420	$11.712
Accumulation unit value at end of period	$52.215	$30.514	$23.330	$22.390	$17.381	$18.017	$19.946	$19.483	$12.500	$11.420
Number of accumulation units outstanding at end of period (in thousands)	1	3	2	2	2	1	1	2	1	8
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$29.761	$22.799	$21.925	$17.054	$17.713	$19.649	$19.231	$12.363	$11.318	$11.630
Accumulation unit value at end of period	$50.823	$29.761	$22.799	$21.925	$17.054	$17.713	$19.649	$19.231	$12.363	$11.318
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	9	9	10	8	5	4	5

APP I-250

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.025	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216	$11.549
Accumulation unit value at end of period	$49.469	$29.025	$22.281	$21.469	$16.732	$17.414	$19.356	$18.982	$12.228	$11.216
Number of accumulation units outstanding at end of period (in thousands)	21	22	23	27	27	27	28	19	19	8
Lord Abbett Dividend Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.556	$21.803	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.780	$27.556	$21.803	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$26.921	$21.343	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.985	$26.921	$21.343	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$76.185	$60.491	$63.814	$53.853	$47.010	$48.397	$43.598	$-	$-	$-
Accumulation unit value at end of period	$87.555	$76.185	$60.491	$63.814	$53.853	$47.010	$48.397	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.002	$19.086	$20.165	$17.043	$14.900	$15.362	$13.860	$-	$-	$-
Accumulation unit value at end of period	$27.543	$24.002	$19.086	$20.165	$17.043	$14.900	$15.362	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.308	$18.553	$19.621	$16.599	$14.526	$14.993	$13.540	$-	$-	$-
Accumulation unit value at end of period	$26.719	$23.308	$18.553	$19.621	$16.599	$14.526	$14.993	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-

APP I-251

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.018	$18.340	$19.416	$16.442	$14.403	$14.881	$13.452	$-	$-	$-
Accumulation unit value at end of period	$26.361	$23.018	$18.340	$19.416	$16.442	$14.403	$14.881	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.449	$17.923	$19.012	$16.133	$14.160	$14.659	$13.278	$-	$-	$-
Accumulation unit value at end of period	$25.658	$22.449	$17.923	$19.012	$16.133	$14.160	$14.659	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	3	3	5	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.895	$17.515	$18.617	$15.829	$13.921	$14.440	$13.106	$-	$-	$-
Accumulation unit value at end of period	$24.974	$21.895	$17.515	$18.617	$15.829	$13.921	$14.440	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	5	5	6	8	-	-	-
Lord Abbett Fundamental Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.921	$19.515	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.515	$23.921	$19.515	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.369	$19.103	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.902	$23.369	$19.103	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$43.120	$35.302	$38.755	$34.478	$29.938	$31.064	$29.197	$21.477	$19.492	$20.390
Accumulation unit value at end of period	$44.037	$43.120	$35.302	$38.755	$34.478	$29.938	$31.064	$29.197	$21.477	$19.492
Number of accumulation units outstanding at end of period (in thousands)	5	4	6	6	24	23	30	30	24	15

APP I-252

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$47.872	$39.251	$43.155	$38.450	$33.437	$34.747	$32.708	$24.095	$21.901	$22.944
Accumulation unit value at end of period	$48.816	$47.872	$39.251	$43.155	$38.450	$33.437	$34.747	$32.708	$24.095	$21.901
Number of accumulation units outstanding at end of period (in thousands)	-	1	9	11	11	11	18	13	7	4
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$67.863	$55.697	$61.299	$54.670	$47.590	$49.504	$46.645	$34.396	$31.295	$32.819
Accumulation unit value at end of period	$69.133	$67.863	$55.697	$61.299	$54.670	$47.590	$49.504	$46.645	$34.396	$31.295
Number of accumulation units outstanding at end of period (in thousands)	3	4	7	8	8	11	8	7	10	5
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.514	$17.675	$19.472	$17.384	$15.148	$15.773	$14.877	$10.981	$10.001	$10.499
Accumulation unit value at end of period	$21.895	$21.514	$17.675	$19.472	$17.384	$15.148	$15.773	$14.877	$10.981	$10.001
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.173	$22.368	$24.692	$22.088	$19.285	$20.121	$19.016	$14.065	$12.835	$13.501
Accumulation unit value at end of period	$27.598	$27.173	$22.368	$24.692	$22.088	$19.285	$20.121	$19.016	$14.065	$12.835
Number of accumulation units outstanding at end of period (in thousands)	11	12	11	12	18	18	28	40	39	35
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.312	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589	$14.322
Accumulation unit value at end of period	$28.698	$28.312	$23.353	$25.832	$23.153	$20.256	$21.176	$20.053	$14.861	$13.589
Number of accumulation units outstanding at end of period (in thousands)	20	22	23	23	25	25	24	30	43	42
Lord Abbett Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.221	$21.400	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.868	$29.221	$21.400	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-253

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.548	$20.948	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.845	$28.548	$20.948	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.405	$20.875	$21.710	$17.762	$17.666	$17.293	$16.347	$11.985	$10.584	$11.824
Accumulation unit value at end of period	$39.587	$28.405	$20.875	$21.710	$17.762	$17.666	$17.293	$16.347	$11.985	$10.584
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	4	3	3	16	2	2	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.877	$20.518	$21.371	$17.510	$17.442	$17.099	$16.188	$11.886	$10.512	$11.762
Accumulation unit value at end of period	$38.793	$27.877	$20.518	$21.371	$17.510	$17.442	$17.099	$16.188	$11.886	$10.512
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.530	$20.283	$21.147	$17.345	$17.294	$16.971	$16.083	$11.821	$10.465	$11.721
Accumulation unit value at end of period	$38.272	$27.530	$20.283	$21.147	$17.345	$17.294	$16.971	$16.083	$11.821	$10.465
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	12	11	13
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.188	$20.051	$20.926	$17.180	$17.148	$16.844	$15.979	$11.756	$10.418	$11.680
Accumulation unit value at end of period	$37.759	$27.188	$20.051	$20.926	$17.180	$17.148	$16.844	$15.979	$11.756	$10.418
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.516	$19.594	$20.491	$16.857	$16.859	$16.593	$15.772	$11.627	$10.324	$11.598
Accumulation unit value at end of period	$36.752	$26.516	$19.594	$20.491	$16.857	$16.859	$16.593	$15.772	$11.627	$10.324
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	3	3	3	3	3	1

APP I-254

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.861	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232	$11.517
Accumulation unit value at end of period	$35.773	$25.861	$19.149	$20.066	$16.539	$16.574	$16.346	$15.568	$11.500	$10.232
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	3	2	3	2	5
Lord Abbett International Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.146	$9.193	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.007	$11.146	$9.193	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.889	$8.999	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.682	$10.889	$8.999	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	24	22	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.398	$8.606	$10.576	$8.496	$8.698	$8.988	$9.977	$8.199	$7.188	$8.230
Accumulation unit value at end of period	$12.091	$10.398	$8.606	$10.576	$8.496	$8.698	$8.988	$9.977	$8.199	$7.188
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	24	21
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.031	$11.630	$14.315	$11.516	$11.808	$12.220	$13.585	$11.181	$9.817	$11.257
Accumulation unit value at end of period	$16.292	$14.031	$11.630	$14.315	$11.516	$11.808	$12.220	$13.585	$11.181	$9.817
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.075	$8.360	$10.299	$8.295	$8.513	$8.819	$9.814	$8.085	$7.106	$8.156
Accumulation unit value at end of period	$11.687	$10.075	$8.360	$10.299	$8.295	$8.513	$8.819	$9.814	$8.085	$7.106
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	4	2	4	-	-	-	-

APP I-255

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.656	$11.342	$13.988	$11.276	$11.584	$12.013	$13.382	$11.036	$9.708	$11.155
Accumulation unit value at end of period	$15.825	$13.656	$11.342	$13.988	$11.276	$11.584	$12.013	$13.382	$11.036	$9.708
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$9.701	$8.074	$9.977	$8.059	$8.296	$8.620	$9.621	$7.950	$7.008	$8.068
Accumulation unit value at end of period	$11.219	$9.701	$8.074	$9.977	$8.059	$8.296	$8.620	$9.621	$7.950	$7.008
Number of accumulation units outstanding at end of period (in thousands)	7	6	7	5	3	3	6	6	5	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.935	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495	$10.953
Accumulation unit value at end of period	$14.930	$12.935	$10.786	$13.357	$10.810	$11.150	$11.609	$12.984	$10.751	$9.495
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	2	1	1	2	4
Lord Abbett Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.532	$15.284	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.726	$16.532	$15.284	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.151	$14.962	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.283	$16.151	$14.962	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.967	$15.741	$15.968	$15.457	$14.930	$15.100	$14.300	$14.575	$13.594	$12.747
Accumulation unit value at end of period	$18.129	$16.967	$15.741	$15.968	$15.457	$14.930	$15.100	$14.300	$14.575	$13.594
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	12	11	3	1	-	-	-
APP I-256

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.652	$15.472	$15.718	$15.238	$14.741	$14.930	$14.161	$14.455	$13.503	$12.680
Accumulation unit value at end of period	$17.765	$16.652	$15.472	$15.718	$15.238	$14.741	$14.930	$14.161	$14.455	$13.503
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.445	$15.295	$15.554	$15.094	$14.616	$14.819	$14.069	$14.375	$13.442	$12.635
Accumulation unit value at end of period	$17.527	$16.445	$15.295	$15.554	$15.094	$14.616	$14.819	$14.069	$14.375	$13.442
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	7	8	7	7	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.240	$15.120	$15.392	$14.951	$14.492	$14.708	$13.978	$14.296	$13.381	$12.591
Accumulation unit value at end of period	$17.291	$16.240	$15.120	$15.392	$14.951	$14.492	$14.708	$13.978	$14.296	$13.381
Number of accumulation units outstanding at end of period (in thousands)	12	13	11	7	4	3	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.839	$14.776	$15.072	$14.670	$14.248	$14.489	$13.797	$14.140	$13.261	$12.503
Accumulation unit value at end of period	$16.831	$15.839	$14.776	$15.072	$14.670	$14.248	$14.489	$13.797	$14.140	$13.261
Number of accumulation units outstanding at end of period (in thousands)	8	8	11	10	15	16	17	12	11	9
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.448	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142	$12.416
Accumulation unit value at end of period	$16.382	$15.448	$14.440	$14.758	$14.394	$14.007	$14.273	$13.618	$13.985	$13.142
Number of accumulation units outstanding at end of period (in thousands)	23	21	23	37	31	27	13	22	29	23
Lord Abbett Value Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.354	$20.667	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.160	$25.354	$20.667	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-257

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.859	$20.305	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.534	$24.859	$20.305	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	12	12	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.495	$20.037	$22.847	$20.846	$17.999	$18.625	$17.155	$12.668	$11.603	$12.169
Accumulation unit value at end of period	$28.074	$24.495	$20.037	$22.847	$20.846	$17.999	$18.625	$17.155	$12.668	$11.603
Number of accumulation units outstanding at end of period (in thousands)	22	18	20	16	31	28	27	30	18	16
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.136	$19.773	$22.580	$20.633	$17.842	$18.491	$17.057	$12.614	$11.571	$12.154
Accumulation unit value at end of period	$27.621	$24.136	$19.773	$22.580	$20.633	$17.842	$18.491	$17.057	$12.614	$11.571
Number of accumulation units outstanding at end of period (in thousands)	-	-	14	22	2	3	14	6	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.899	$19.599	$22.404	$20.492	$17.738	$18.401	$16.991	$12.578	$11.549	$12.143
Accumulation unit value at end of period	$27.323	$23.899	$19.599	$22.404	$20.492	$17.738	$18.401	$16.991	$12.578	$11.549
Number of accumulation units outstanding at end of period (in thousands)	10	10	15	18	14	11	10	7	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.665	$19.426	$22.229	$20.352	$17.634	$18.312	$16.926	$12.542	$11.528	$12.133
Accumulation unit value at end of period	$27.028	$23.665	$19.426	$22.229	$20.352	$17.634	$18.312	$16.926	$12.542	$11.528
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	9	5	6	6	6	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.204	$19.086	$21.883	$20.076	$17.429	$18.136	$16.796	$12.471	$11.485	$12.113
Accumulation unit value at end of period	$26.448	$23.204	$19.086	$21.883	$20.076	$17.429	$18.136	$16.796	$12.471	$11.485
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	16	23	27	35	34	2	-

APP I-258

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.751	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443	$12.092
Accumulation unit value at end of period	$25.881	$22.751	$18.751	$21.543	$19.803	$17.227	$17.961	$16.668	$12.400	$11.443
Number of accumulation units outstanding at end of period (in thousands)	29	30	35	37	40	38	43	53	8	3
Massachusetts Investors Trust
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$51.296	$38.962	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$58.439	$51.296	$38.962	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$50.198	$38.204	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$57.073	$50.198	$38.204	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$49.390	$37.645	$39.961	$32.518	$30.041	$30.116	$27.274	$20.787	$17.529	$17.942
Accumulation unit value at end of period	$56.070	$49.390	$37.645	$39.961	$32.518	$30.041	$30.116	$27.274	$20.787	$17.529
Number of accumulation units outstanding at end of period (in thousands)	2	5	5	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$48.595	$37.095	$39.436	$32.139	$29.736	$29.854	$27.078	$20.669	$17.455	$17.893
Accumulation unit value at end of period	$55.085	$48.595	$37.095	$39.436	$32.139	$29.736	$29.854	$27.078	$20.669	$17.455
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	2	1	1	1	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$48.072	$36.732	$39.090	$31.889	$29.533	$29.680	$26.948	$20.590	$17.406	$17.860
Accumulation unit value at end of period	$54.438	$48.072	$36.732	$39.090	$31.889	$29.533	$29.680	$26.948	$20.590	$17.406
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	1

APP I-259

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$47.554	$36.373	$38.747	$31.640	$29.333	$29.508	$26.818	$20.511	$17.357	$17.828
Accumulation unit value at end of period	$53.798	$47.554	$36.373	$38.747	$31.640	$29.333	$29.508	$26.818	$20.511	$17.357
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	2	4	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$46.536	$35.666	$38.070	$31.149	$28.935	$29.167	$26.561	$20.355	$17.259	$17.763
Accumulation unit value at end of period	$52.541	$46.536	$35.666	$38.070	$31.149	$28.935	$29.167	$26.561	$20.355	$17.259
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	10	11	10	7	7	7	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$45.540	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162	$17.698
Accumulation unit value at end of period	$51.313	$45.540	$34.972	$37.404	$30.666	$28.543	$28.829	$26.306	$20.200	$17.162
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	9	13	11	10	8	5	4
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.227	$11.411	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.497	$13.227	$11.411	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.077	$11.304	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.304	$13.077	$11.304	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.966	$11.224	$11.778	$10.437	$9.901	$10.200	$10.016	$-	$-	$-
Accumulation unit value at end of period	$14.161	$12.966	$11.224	$11.778	$10.437	$9.901	$10.200	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	10	9	18	18	14	-	-	-

APP I-260

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.855	$11.146	$11.712	$10.395	$9.875	$10.189	$10.016	$-	$-	$-
Accumulation unit value at end of period	$14.019	$12.855	$11.146	$11.712	$10.395	$9.875	$10.189	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.782	$11.093	$11.669	$10.367	$9.859	$10.182	$10.016	$-	$-	$-
Accumulation unit value at end of period	$13.925	$12.782	$11.093	$11.669	$10.367	$9.859	$10.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	50	50	55	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.709	$11.041	$11.626	$10.339	$9.842	$10.174	$10.015	$-	$-	$-
Accumulation unit value at end of period	$13.832	$12.709	$11.041	$11.626	$10.339	$9.842	$10.174	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	2	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.565	$10.938	$11.540	$10.283	$9.808	$10.160	$10.015	$-	$-	$-
Accumulation unit value at end of period	$13.648	$12.565	$10.938	$11.540	$10.283	$9.808	$10.160	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	3	5	4	8	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.423	$10.835	$11.455	$10.228	$9.775	$10.146	$10.015	$-	$-	$-
Accumulation unit value at end of period	$13.466	$12.423	$10.835	$11.455	$10.228	$9.775	$10.146	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	10	11	14	12	13	12	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.781	$11.604	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.267	$13.781	$11.604	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-261

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.625	$11.496	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.064	$13.625	$11.496	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.509	$11.415	$12.080	$10.500	$9.888	$10.207	$10.024	$-	$-	$-
Accumulation unit value at end of period	$14.913	$13.509	$11.415	$12.080	$10.500	$9.888	$10.207	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	52	45	37	29	23	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.394	$11.334	$12.013	$10.458	$9.863	$10.196	$10.024	$-	$-	$-
Accumulation unit value at end of period	$14.764	$13.394	$11.334	$12.013	$10.458	$9.863	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	4	3	8	7	7	12	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.317	$11.281	$11.969	$10.429	$9.846	$10.189	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.665	$13.317	$11.281	$11.969	$10.429	$9.846	$10.189	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	48	38	50	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.242	$11.228	$11.924	$10.401	$9.829	$10.182	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.567	$13.242	$11.228	$11.924	$10.401	$9.829	$10.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	5	2	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.091	$11.123	$11.836	$10.345	$9.796	$10.167	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.373	$13.091	$11.123	$11.836	$10.345	$9.796	$10.167	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	5	5	1	-	-	-	-

APP I-262

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.943	$11.019	$11.749	$10.289	$9.762	$10.153	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.181	$12.943	$11.019	$11.749	$10.289	$9.762	$10.153	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	26	24	23	21	19	15	12	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.092	$11.668	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.677	$14.092	$11.668	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.932	$11.559	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.468	$13.932	$11.559	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.814	$11.477	$12.251	$10.500	$9.870	$10.200	$10.023	$-	$-	$-
Accumulation unit value at end of period	$15.313	$13.814	$11.477	$12.251	$10.500	$9.870	$10.200	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	61	52	57	53	47	26	21	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.696	$11.397	$12.183	$10.457	$9.845	$10.189	$10.023	$-	$-	$-
Accumulation unit value at end of period	$15.160	$13.696	$11.397	$12.183	$10.457	$9.845	$10.189	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	10	9	10	9	7	15	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.618	$11.343	$12.138	$10.429	$9.828	$10.182	$10.023	$-	$-	$-
Accumulation unit value at end of period	$15.059	$13.618	$11.343	$12.138	$10.429	$9.828	$10.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	5	6	22	14	21	-	-	-	-

APP I-263

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.540	$11.290	$12.093	$10.401	$9.811	$10.175	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.958	$13.540	$11.290	$12.093	$10.401	$9.811	$10.175	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.387	$11.184	$12.004	$10.345	$9.778	$10.161	$10.023	$-	$-	$-
Accumulation unit value at end of period	$14.759	$13.387	$11.184	$12.004	$10.345	$9.778	$10.161	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	14	14	13	18	15	8	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.235	$11.079	$11.915	$10.289	$9.745	$10.146	$10.022	$-	$-	$-
Accumulation unit value at end of period	$14.562	$13.235	$11.079	$11.915	$10.289	$9.745	$10.146	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	45	40	29	24	22	18	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.283	$11.682	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.978	$14.283	$11.682	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.121	$11.573	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.766	$14.121	$11.573	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.000	$11.491	$12.386	$10.515	$9.876	$10.218	$10.015	$-	$-	$-
Accumulation unit value at end of period	$15.608	$14.000	$11.491	$12.386	$10.515	$9.876	$10.218	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	32	28	24	18	8	5	4	-	-	-

APP I-264

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.881	$11.411	$12.318	$10.473	$9.851	$10.208	$10.015	$-	$-	$-
Accumulation unit value at end of period	$15.452	$13.881	$11.411	$12.318	$10.473	$9.851	$10.208	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	10	9	12	10	8	6	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.802	$11.357	$12.272	$10.445	$9.834	$10.200	$10.015	$-	$-	$-
Accumulation unit value at end of period	$15.348	$13.802	$11.357	$12.272	$10.445	$9.834	$10.200	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	30	25	23	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.723	$11.304	$12.227	$10.416	$9.817	$10.193	$10.015	$-	$-	$-
Accumulation unit value at end of period	$15.246	$13.723	$11.304	$12.227	$10.416	$9.817	$10.193	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.568	$11.198	$12.137	$10.360	$9.784	$10.179	$10.014	$-	$-	$-
Accumulation unit value at end of period	$15.043	$13.568	$11.198	$12.137	$10.360	$9.784	$10.179	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	2	2	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.414	$11.093	$12.047	$10.304	$9.751	$10.164	$10.014	$-	$-	$-
Accumulation unit value at end of period	$14.842	$13.414	$11.093	$12.047	$10.304	$9.751	$10.164	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	33	36	35	35	20	26	17	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.397	$11.641	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.137	$14.397	$11.641	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-265

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.234	$11.532	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.922	$14.234	$11.532	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	44	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.112	$11.451	$12.436	$10.520	$9.889	$10.222	$10.023	$-	$-	$-
Accumulation unit value at end of period	$15.762	$14.112	$11.451	$12.436	$10.520	$9.889	$10.222	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	63	55	45	37	32	3	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.992	$11.371	$12.368	$10.478	$9.864	$10.211	$10.023	$-	$-	$-
Accumulation unit value at end of period	$15.605	$13.992	$11.371	$12.368	$10.478	$9.864	$10.211	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	11	6	5	4	3	9	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.912	$11.317	$12.322	$10.449	$9.847	$10.204	$10.023	$-	$-	$-
Accumulation unit value at end of period	$15.500	$13.912	$11.317	$12.322	$10.449	$9.847	$10.204	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	19	6	27	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.833	$11.264	$12.276	$10.421	$9.830	$10.196	$10.023	$-	$-	$-
Accumulation unit value at end of period	$15.397	$13.833	$11.264	$12.276	$10.421	$9.830	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.676	$11.159	$12.186	$10.365	$9.796	$10.182	$10.022	$-	$-	$-
Accumulation unit value at end of period	$15.191	$13.676	$11.159	$12.186	$10.365	$9.796	$10.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	8	7	6	9	7	1	-	-	-
APP I-266

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.521	$11.054	$12.096	$10.309	$9.763	$10.168	$10.022	$-	$-	$-
Accumulation unit value at end of period	$14.989	$13.521	$11.054	$12.096	$10.309	$9.763	$10.168	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	30	26	22	29	25	24	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.529	$11.657	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.318	$14.529	$11.657	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.364	$11.547	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.101	$14.364	$11.547	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.242	$11.466	$12.497	$10.542	$9.916	$10.241	$10.023	$-	$-	$-
Accumulation unit value at end of period	$15.940	$14.242	$11.466	$12.497	$10.542	$9.916	$10.241	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	39	29	26	24	19	3	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.120	$11.385	$12.428	$10.500	$9.891	$10.230	$10.023	$-	$-	$-
Accumulation unit value at end of period	$15.780	$14.120	$11.385	$12.428	$10.500	$9.891	$10.230	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	5	4	3	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.040	$11.332	$12.382	$10.471	$9.874	$10.223	$10.023	$-	$-	$-
Accumulation unit value at end of period	$15.675	$14.040	$11.332	$12.382	$10.471	$9.874	$10.223	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	18	16	25	-	-	-	-

APP I-267

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.960	$11.279	$12.336	$10.443	$9.857	$10.216	$10.022	$-	$-	$-
Accumulation unit value at end of period	$15.570	$13.960	$11.279	$12.336	$10.443	$9.857	$10.216	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.802	$11.173	$12.245	$10.387	$9.824	$10.202	$10.022	$-	$-	$-
Accumulation unit value at end of period	$15.363	$13.802	$11.173	$12.245	$10.387	$9.824	$10.202	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.645	$11.068	$12.155	$10.331	$9.790	$10.187	$10.022	$-	$-	$-
Accumulation unit value at end of period	$15.158	$13.645	$11.068	$12.155	$10.331	$9.790	$10.187	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	22	20	14	13	9	4	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.708	$11.813	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.519	$14.708	$11.813	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.541	$11.703	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.299	$14.541	$11.703	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.417	$11.620	$12.619	$10.539	$9.898	$10.251	$10.020	$-	$-	$-
Accumulation unit value at end of period	$16.136	$14.417	$11.620	$12.619	$10.539	$9.898	$10.251	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	4	5	-	-	-	-	-

APP I-268

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.295	$11.539	$12.549	$10.497	$9.873	$10.240	$10.020	$-	$-	$-
Accumulation unit value at end of period	$15.974	$14.295	$11.538	$12.549	$10.497	$9.873	$10.240	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	3	4	3	7	7	5	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.213	$11.484	$12.503	$10.468	$9.856	$10.233	$10.020	$-	$-	$-
Accumulation unit value at end of period	$15.867	$14.213	$11.484	$12.503	$10.468	$9.856	$10.233	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	12	8	11	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.132	$11.430	$12.457	$10.440	$9.840	$10.225	$10.019	$-	$-	$-
Accumulation unit value at end of period	$15.761	$14.132	$11.430	$12.457	$10.440	$9.840	$10.225	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	4	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.972	$11.323	$12.365	$10.384	$9.806	$10.211	$10.019	$-	$-	$-
Accumulation unit value at end of period	$15.551	$13.972	$11.323	$12.365	$10.384	$9.806	$10.211	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	5	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.813	$11.217	$12.274	$10.328	$9.773	$10.196	$10.019	$-	$-	$-
Accumulation unit value at end of period	$15.344	$13.813	$11.217	$12.274	$10.328	$9.773	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	24	23	17	14	13	11	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.756	$11.843	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.577	$14.756	$11.843	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-269

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.589	$11.732	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.356	$14.589	$11.732	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.465	$11.649	$12.642	$10.556	$9.912	$10.250	$10.028	$-	$-	$-
Accumulation unit value at end of period	$16.193	$14.465	$11.649	$12.642	$10.556	$9.912	$10.250	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	4	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.341	$11.567	$12.572	$10.513	$9.886	$10.239	$10.028	$-	$-	$-
Accumulation unit value at end of period	$16.030	$14.341	$11.567	$12.572	$10.513	$9.886	$10.239	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	4	3	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.260	$11.513	$12.526	$10.485	$9.870	$10.232	$10.028	$-	$-	$-
Accumulation unit value at end of period	$15.923	$14.260	$11.513	$12.526	$10.485	$9.870	$10.232	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	5	3	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.179	$11.459	$12.479	$10.457	$9.853	$10.225	$10.028	$-	$-	$-
Accumulation unit value at end of period	$15.817	$14.179	$11.459	$12.479	$10.457	$9.853	$10.225	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.018	$11.351	$12.387	$10.400	$9.819	$10.210	$10.027	$-	$-	$-
Accumulation unit value at end of period	$15.606	$14.018	$11.351	$12.387	$10.400	$9.819	$10.210	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-

APP I-270

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.859	$11.245	$12.296	$10.344	$9.786	$10.196	$10.027	$-	$-	$-
Accumulation unit value at end of period	$15.398	$13.859	$11.245	$12.296	$10.344	$9.786	$10.196	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	9	6	5	4	3	3	-	-	-
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.200	$10.582	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.828	$13.200	$10.582	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.124	$10.542	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.713	$13.124	$10.542	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.068	$10.513	$11.427	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.628	$13.068	$10.513	$11.427	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.012	$10.483	$11.412	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.543	$13.012	$10.483	$11.412	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.974	$10.464	$11.402	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.487	$12.974	$10.464	$11.402	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-271

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.937	$10.444	$11.392	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.431	$12.937	$10.444	$11.392	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.863	$10.405	$11.373	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.320	$12.863	$10.405	$11.373	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.789	$10.366	$11.353	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.209	$12.789	$10.366	$11.353	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
MassMutual RetireSMARTSM by JPMorgan in Retirement Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.367	$10.810	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.521	$12.367	$10.810	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.226	$10.709	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.340	$12.226	$10.709	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.122	$10.633	$11.170	$10.296	$9.871	$10.146	$10.009	$-	$-	$-
Accumulation unit value at end of period	$13.207	$12.122	$10.633	$11.170	$10.296	$9.871	$10.146	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	1	-	-	-	-	-	-	-

APP I-272

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.019	$10.559	$11.108	$10.254	$9.846	$10.078	$10.010	$-	$-	$-
Accumulation unit value at end of period	$13.075	$12.019	$10.559	$11.108	$10.254	$9.846	$10.078	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	7	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.951	$10.509	$11.067	$10.227	$9.829	$10.128	$10.008	$-	$-	$-
Accumulation unit value at end of period	$12.987	$11.951	$10.509	$11.067	$10.227	$9.829	$10.128	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.883	$10.460	$11.026	$10.199	$9.813	$10.121	$10.008	$-	$-	$-
Accumulation unit value at end of period	$12.901	$11.883	$10.460	$11.026	$10.199	$9.813	$10.121	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.748	$10.362	$10.945	$10.144	$9.779	$10.107	$10.008	$-	$-	$-
Accumulation unit value at end of period	$12.729	$11.748	$10.362	$10.945	$10.144	$9.779	$10.107	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.614	$10.265	$10.864	$10.089	$9.746	$10.092	$10.008	$-	$-	$-
Accumulation unit value at end of period	$12.559	$11.614	$10.265	$10.864	$10.089	$9.746	$10.092	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	-	-	-	-	1	-	-	-
MFS® Emerging Markets Debt Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.075	$15.025	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.377	$17.075	$15.025	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-273

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.742	$14.761	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.983	$16.742	$14.761	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.496	$14.567	$15.457	$14.207	$13.063	$13.239	$12.737	$13.688	$11.574	$10.981
Accumulation unit value at end of period	$17.693	$16.496	$14.567	$15.457	$14.207	$13.063	$13.239	$12.737	$13.688	$11.574
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	1	11	6	6	6	12	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.254	$14.375	$15.277	$14.062	$12.948	$13.143	$12.664	$13.630	$11.542	$10.968
Accumulation unit value at end of period	$17.407	$16.254	$14.375	$15.277	$14.062	$12.948	$13.143	$12.664	$13.630	$11.542
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.095	$14.248	$15.157	$13.966	$12.873	$13.080	$12.615	$13.591	$11.521	$10.958
Accumulation unit value at end of period	$17.220	$16.095	$14.248	$15.157	$13.966	$12.873	$13.080	$12.615	$13.591	$11.521
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.937	$14.123	$15.039	$13.871	$12.798	$13.016	$12.567	$13.552	$11.499	$10.949
Accumulation unit value at end of period	$17.034	$15.937	$14.123	$15.039	$13.871	$12.798	$13.016	$12.567	$13.552	$11.499
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	4	8	6	2	1	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.627	$13.875	$14.805	$13.683	$12.649	$12.891	$12.471	$13.475	$11.457	$10.930
Accumulation unit value at end of period	$16.668	$15.627	$13.875	$14.805	$13.683	$12.649	$12.891	$12.471	$13.475	$11.457
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	3	3	6	8	6	8	6

APP I-274

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.322	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415	$10.912
Accumulation unit value at end of period	$16.311	$15.322	$13.632	$14.575	$13.497	$12.502	$12.767	$12.375	$13.399	$11.415
Number of accumulation units outstanding at end of period (in thousands)	8	7	8	10	11	11	9	9	7	5
MFS® Government Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.795	$13.022	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.649	$13.795	$13.022	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.477	$12.748	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.282	$13.477	$12.748	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168	$11.408
Accumulation unit value at end of period	$14.014	$13.243	$12.545	$12.574	$12.400	$12.385	$12.426	$11.935	$12.360	$12.168
Number of accumulation units outstanding at end of period (in thousands)	63	38	30	35	32	23	29	55	71	63
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.013	$12.346	$12.393	$12.240	$12.243	$12.302	$11.834	$12.274	$12.101	$11.362
Accumulation unit value at end of period	$13.750	$13.013	$12.346	$12.393	$12.240	$12.243	$12.302	$11.834	$12.274	$12.101
Number of accumulation units outstanding at end of period (in thousands)	3	4	5	6	7	8	23	25	24	18
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.862	$12.215	$12.274	$12.134	$12.150	$12.220	$11.767	$12.217	$12.057	$11.332
Accumulation unit value at end of period	$13.577	$12.862	$12.215	$12.274	$12.134	$12.150	$12.220	$11.767	$12.217	$12.057
Number of accumulation units outstanding at end of period (in thousands)	25	18	18	13	19	26	24	24	23	19

APP I-275

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.713	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013	$11.302
Accumulation unit value at end of period	$13.406	$12.713	$12.085	$12.156	$12.029	$12.057	$12.139	$11.701	$12.160	$12.013
Number of accumulation units outstanding at end of period (in thousands)	24	22	20	17	10	12	11	10	6	16
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.419	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925	$11.242
Accumulation unit value at end of period	$13.070	$12.419	$11.830	$11.923	$11.823	$11.873	$11.978	$11.569	$12.047	$11.925
Number of accumulation units outstanding at end of period (in thousands)	13	21	21	23	38	37	60	48	36	23
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838	$11.182
Accumulation unit value at end of period	$12.743	$12.133	$11.580	$11.695	$11.620	$11.693	$11.820	$11.438	$11.935	$11.838
Number of accumulation units outstanding at end of period (in thousands)	18	21	26	40	47	41	44	60	70	64
MFS® Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.707	$23.850	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.878	$32.707	$23.850	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$32.155	$23.495	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.071	$32.155	$23.495	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.748	$23.232	$22.815	$17.566	$17.272	$16.209	$15.013	$11.069	$9.498	$10.000
Accumulation unit value at end of period	$41.475	$31.748	$23.232	$22.815	$17.566	$17.272	$16.209	$15.013	$11.069	$9.498
Number of accumulation units outstanding at end of period (in thousands)	6	-	-	-	-	-	-	-	-	-
APP I-276

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$31.345	$22.972	$22.594	$17.422	$17.156	$16.124	$14.957	$11.044	$9.491	$10.000
Accumulation unit value at end of period	$40.888	$31.345	$22.972	$22.594	$17.422	$17.156	$16.124	$14.957	$11.044	$9.491
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	2	2	9	8	5	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$31.080	$22.801	$22.448	$17.326	$17.079	$16.068	$14.920	$11.028	$9.486	$10.000
Accumulation unit value at end of period	$40.502	$31.080	$22.801	$22.448	$17.326	$17.079	$16.068	$14.920	$11.028	$9.486
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.817	$22.630	$22.302	$17.231	$17.002	$16.012	$14.882	$11.011	$9.482	$10.000
Accumulation unit value at end of period	$40.119	$30.817	$22.630	$22.302	$17.231	$17.002	$16.012	$14.882	$11.011	$9.482
Number of accumulation units outstanding at end of period (in thousands)	4	4	5	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$30.297	$22.293	$22.014	$17.043	$16.850	$15.900	$14.808	$10.978	$9.472	$10.000
Accumulation unit value at end of period	$39.363	$30.297	$22.293	$22.014	$17.043	$16.850	$15.900	$14.808	$10.978	$9.472
Number of accumulation units outstanding at end of period (in thousands)	4	2	2	2	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.786	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462	$10.000
Accumulation unit value at end of period	$38.622	$29.786	$21.961	$21.730	$16.856	$16.699	$15.789	$14.734	$10.945	$9.462
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	8	7	6	6	5	5	-
MFS® International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.372	$16.874	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.637	$21.372	$16.874	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-277

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.955	$16.578	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.109	$20.955	$16.578	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.648	$16.360	$18.085	$13.758	$13.500	$13.564	$14.402	$12.744	$10.725	$12.084
Accumulation unit value at end of period	$23.719	$20.648	$16.360	$18.085	$13.758	$13.500	$13.564	$14.402	$12.744	$10.725
Number of accumulation units outstanding at end of period (in thousands)	1	2	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.345	$16.144	$17.874	$13.617	$13.382	$13.465	$14.319	$12.690	$10.695	$12.069
Accumulation unit value at end of period	$23.337	$20.345	$16.144	$17.874	$13.617	$13.382	$13.465	$14.319	$12.690	$10.695
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.146	$16.002	$17.734	$13.524	$13.304	$13.400	$14.264	$12.654	$10.675	$12.059
Accumulation unit value at end of period	$23.085	$20.146	$16.002	$17.734	$13.524	$13.304	$13.400	$14.264	$12.654	$10.675
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.949	$15.861	$17.595	$13.432	$13.227	$13.335	$14.209	$12.618	$10.656	$12.048
Accumulation unit value at end of period	$22.836	$19.949	$15.861	$17.595	$13.432	$13.227	$13.335	$14.209	$12.618	$10.656
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.560	$15.583	$17.322	$13.250	$13.073	$13.207	$14.100	$12.546	$10.616	$12.028
Accumulation unit value at end of period	$22.346	$19.560	$15.583	$17.322	$13.250	$13.073	$13.207	$14.100	$12.546	$10.616
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	3	3	2	1	1	-	-

APP I-278

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.178	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577	$12.008
Accumulation unit value at end of period	$21.866	$19.178	$15.309	$17.052	$13.069	$12.921	$13.079	$13.992	$12.475	$10.577
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	10	7	6	4	3	1
MFS® International Intrinsic Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$41.650	$33.221	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.968	$41.650	$33.221	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$40.758	$32.575	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.801	$40.758	$32.575	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$40.102	$32.099	$35.536	$28.165	$27.229	$25.704	$25.502	$20.123	$17.468	$17.900
Accumulation unit value at end of period	$47.943	$40.102	$32.099	$35.536	$28.165	$27.229	$25.704	$25.502	$20.123	$17.468
Number of accumulation units outstanding at end of period (in thousands)	8	7	7	6	21	17	11	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$39.456	$31.629	$35.069	$27.837	$26.952	$25.481	$25.319	$20.008	$17.394	$17.851
Accumulation unit value at end of period	$47.100	$39.456	$31.629	$35.069	$27.837	$26.952	$25.481	$25.319	$20.008	$17.394
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	-	4	4	3	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$39.032	$31.320	$34.762	$27.620	$26.768	$25.333	$25.197	$19.932	$17.345	$17.819
Accumulation unit value at end of period	$46.547	$39.032	$31.320	$34.762	$27.620	$26.768	$25.333	$25.197	$19.932	$17.345
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	6	5	6	8	9	6	3

APP I-279

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$38.612	$31.014	$34.456	$27.405	$26.586	$25.186	$25.076	$19.856	$17.296	$17.786
Accumulation unit value at end of period	$46.000	$38.612	$31.014	$34.456	$27.405	$26.586	$25.186	$25.076	$19.856	$17.296
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	4	4	6	2	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$37.785	$30.411	$33.854	$26.979	$26.226	$24.894	$24.835	$19.704	$17.199	$17.722
Accumulation unit value at end of period	$44.925	$37.785	$30.411	$33.854	$26.979	$26.226	$24.894	$24.835	$19.704	$17.199
Number of accumulation units outstanding at end of period (in thousands)	8	8	13	15	10	7	6	5	4	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102	$17.657
Accumulation unit value at end of period	$43.875	$36.976	$29.819	$33.263	$26.561	$25.871	$24.606	$24.597	$19.554	$17.102
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	7	11	8	6	5	3	2
MFS® New Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.321	$17.307	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.126	$24.321	$17.307	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.892	$17.036	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.438	$23.892	$17.036	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.576	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$10.108	$9.779	$-
Accumulation unit value at end of period	$33.931	$23.576	$16.836	$17.199	$13.717	$12.693	$13.035	$14.167	$10.108	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-

APP I-280

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.264	$16.637	$17.022	$13.596	$12.601	$12.959	$14.105	$10.080	$9.761	$-
Accumulation unit value at end of period	$33.432	$23.264	$16.637	$17.022	$13.596	$12.601	$12.959	$14.105	$10.080	$-
Number of accumulation units outstanding at end of period (in thousands)	2	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.058	$16.507	$16.906	$13.516	$12.539	$12.909	$14.065	$10.061	$9.749	$-
Accumulation unit value at end of period	$33.103	$23.058	$16.507	$16.906	$13.516	$12.539	$12.909	$14.065	$10.061	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.854	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$9.737	$-
Accumulation unit value at end of period	$32.777	$22.854	$16.377	$16.790	$13.437	$12.478	$12.859	$14.024	$10.042	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.451	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$9.713	$-
Accumulation unit value at end of period	$32.135	$22.451	$16.121	$16.560	$13.280	$12.357	$12.759	$13.943	$10.004	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$9.690	$-
Accumulation unit value at end of period	$31.506	$22.055	$15.868	$16.334	$13.124	$12.236	$12.660	$13.863	$9.966	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	4	4	7	7	5	4	1	-
MFS® Total Return Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.496	$15.047	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.886	$16.496	$15.047	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-281

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.116	$14.729	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.438	$16.116	$14.729	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.258	$14.881	$15.166	$14.658	$14.241	$14.403	$13.710	$13.938	$13.041	$12.321
Accumulation unit value at end of period	$17.566	$16.258	$14.881	$15.166	$14.658	$14.241	$14.403	$13.710	$13.938	$13.041
Number of accumulation units outstanding at end of period (in thousands)	82	79	57	1	14	13	10	6	3	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.909	$15.500	$15.820	$15.314	$14.901	$15.093	$14.388	$14.649	$13.727	$12.989
Accumulation unit value at end of period	$18.242	$16.909	$15.500	$15.820	$15.314	$14.901	$15.093	$14.388	$14.649	$13.727
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	53	43	35	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.754	$14.456	$14.769	$14.311	$13.938	$14.132	$13.485	$13.744	$12.892	$12.211
Accumulation unit value at end of period	$16.978	$15.754	$14.456	$14.769	$14.311	$13.938	$14.132	$13.485	$13.744	$12.892
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	4	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.459	$15.117	$15.461	$14.996	$14.620	$14.838	$14.173	$14.460	$13.577	$12.872
Accumulation unit value at end of period	$17.720	$16.459	$15.117	$15.461	$14.996	$14.620	$14.838	$14.173	$14.460	$13.577
Number of accumulation units outstanding at end of period (in thousands)	5	-	-	-	-	-	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.169	$13.961	$14.307	$13.904	$13.583	$13.813	$13.221	$13.515	$12.715	$12.079
Accumulation unit value at end of period	$16.299	$15.169	$13.961	$14.307	$13.904	$13.583	$13.813	$13.221	$13.515	$12.715
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	1	1	1	2	3	3	6

APP I-282

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.593	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281	$12.642
Accumulation unit value at end of period	$16.721	$15.593	$14.380	$14.765	$14.379	$14.074	$14.342	$13.754	$14.088	$13.281
Number of accumulation units outstanding at end of period (in thousands)	11	8	7	9	8	4	3	3	2	1
MFS® Research International Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.140	$10.312	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.814	$13.140	$10.312	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.837	$10.094	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.443	$12.837	$10.094	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	68	62	60	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.614	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$8.712	$7.505	$8.459
Accumulation unit value at end of period	$14.171	$12.614	$9.934	$11.634	$9.129	$9.281	$9.522	$10.285	$8.712	$7.505
Number of accumulation units outstanding at end of period (in thousands)	23	21	81	78	80	82	69	48	17	15
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.395	$9.776	$11.466	$9.011	$9.174	$9.427	$10.198	$8.651	$7.464	$8.425
Accumulation unit value at end of period	$13.904	$12.395	$9.776	$11.466	$9.011	$9.174	$9.427	$10.198	$8.651	$7.464
Number of accumulation units outstanding at end of period (in thousands)	-	-	36	35	49	36	28	23	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.251	$9.673	$11.356	$8.933	$9.104	$9.365	$10.140	$8.611	$7.437	$8.402
Accumulation unit value at end of period	$13.729	$12.251	$9.673	$11.356	$8.933	$9.104	$9.365	$10.140	$8.611	$7.437
Number of accumulation units outstanding at end of period (in thousands)	34	30	39	36	39	39	62	33	63	26

APP I-283

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.109	$9.570	$11.247	$8.856	$9.035	$9.302	$10.083	$8.571	$7.410	$8.380
Accumulation unit value at end of period	$13.556	$12.109	$9.570	$11.247	$8.856	$9.035	$9.302	$10.083	$8.571	$7.410
Number of accumulation units outstanding at end of period (in thousands)	22	23	22	14	20	17	16	9	8	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.829	$9.368	$11.032	$8.704	$8.897	$9.179	$9.969	$8.491	$7.355	$8.335
Accumulation unit value at end of period	$13.217	$11.829	$9.368	$11.032	$8.704	$8.897	$9.179	$9.969	$8.491	$7.355
Number of accumulation units outstanding at end of period (in thousands)	11	10	11	44	49	37	27	39	35	11
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301	$8.291
Accumulation unit value at end of period	$12.886	$11.556	$9.170	$10.820	$8.554	$8.762	$9.057	$9.857	$8.412	$7.301
Number of accumulation units outstanding at end of period (in thousands)	56	53	65	80	90	81	78	66	60	49
MFS® Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.494	$17.070	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.447	$20.494	$17.070	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.022	$16.710	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.885	$20.022	$16.710	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	8	7	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.744	$15.667	$16.713	$14.978	$13.828	$13.952	$12.944	$10.945	$9.881	$9.753
Accumulation unit value at end of period	$20.458	$18.744	$15.667	$16.713	$14.978	$13.828	$13.952	$12.944	$10.945	$9.881
Number of accumulation units outstanding at end of period (in thousands)	27	23	24	24	39	36	30	25	24	13

APP I-284

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.436	$17.944	$19.172	$17.206	$15.910	$16.076	$14.937	$12.649	$11.437	$11.305
Accumulation unit value at end of period	$23.361	$21.436	$17.944	$19.172	$17.206	$15.910	$16.076	$14.937	$12.649	$11.437
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	2	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.162	$15.219	$16.276	$14.622	$13.534	$13.689	$12.732	$10.792	$9.768	$9.665
Accumulation unit value at end of period	$19.774	$18.162	$15.219	$16.276	$14.622	$13.534	$13.689	$12.732	$10.792	$9.768
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	7	2	2	1	2	3	6
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.865	$17.501	$18.736	$16.848	$15.610	$15.805	$14.714	$12.485	$11.312	$11.204
Accumulation unit value at end of period	$22.693	$20.865	$17.501	$18.736	$16.848	$15.610	$15.805	$14.714	$12.485	$11.312
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	-	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.488	$14.698	$15.767	$14.207	$13.189	$13.380	$12.482	$10.612	$9.634	$9.561
Accumulation unit value at end of period	$18.982	$17.488	$14.698	$15.767	$14.207	$13.189	$13.380	$12.482	$10.612	$9.634
Number of accumulation units outstanding at end of period (in thousands)	10	11	11	11	17	17	32	24	16	8
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.767	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065	$11.004
Accumulation unit value at end of period	$21.414	$19.767	$16.647	$17.893	$16.155	$15.027	$15.276	$14.279	$12.165	$11.065
Number of accumulation units outstanding at end of period (in thousands)	34	36	42	45	36	33	33	34	33	28
MFS® Utilities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.311	$17.092	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.560	$21.311	$17.092	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-285

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.314	$17.933	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.574	$22.314	$17.933	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	8	8	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.118	$16.997	$16.940	$14.844	$13.391	$15.793	$14.098	$11.789	$10.453	$9.856
Accumulation unit value at end of period	$22.277	$21.118	$16.997	$16.940	$14.844	$13.391	$15.793	$14.098	$11.789	$10.453
Number of accumulation units outstanding at end of period (in thousands)	43	43	48	40	33	38	35	26	20	23
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.519	$22.988	$22.945	$20.136	$18.192	$21.488	$19.210	$16.089	$14.287	$13.491
Accumulation unit value at end of period	$30.039	$28.519	$22.988	$22.945	$20.136	$18.192	$21.488	$19.210	$16.089	$14.287
Number of accumulation units outstanding at end of period (in thousands)	2	3	4	11	14	13	19	17	14	4
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.463	$16.511	$16.496	$14.491	$13.105	$15.495	$13.866	$11.625	$10.333	$9.768
Accumulation unit value at end of period	$21.532	$20.463	$16.511	$16.496	$14.491	$13.105	$15.495	$13.866	$11.625	$10.333
Number of accumulation units outstanding at end of period (in thousands)	7	7	10	12	22	20	20	21	32	21
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.766	$22.426	$22.429	$19.723	$17.854	$21.131	$18.929	$15.885	$14.134	$13.374
Accumulation unit value at end of period	$29.187	$27.766	$22.426	$22.429	$19.723	$17.854	$21.131	$18.929	$15.885	$14.134
Number of accumulation units outstanding at end of period (in thousands)	17	16	16	7	8	9	10	9	21	25
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.703	$15.946	$15.980	$14.080	$12.771	$15.145	$13.594	$11.431	$10.191	$9.662
Accumulation unit value at end of period	$20.670	$19.703	$15.946	$15.980	$14.080	$12.771	$15.145	$13.594	$11.431	$10.191
Number of accumulation units outstanding at end of period (in thousands)	5	5	6	18	25	24	16	9	13	7
APP I-286

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833	$13.141
Accumulation unit value at end of period	$27.556	$26.319	$21.343	$21.432	$18.921	$17.197	$20.434	$18.378	$15.485	$13.833
Number of accumulation units outstanding at end of period (in thousands)	5	14	12	14	34	31	35	34	33	31
MFS® Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.988	$19.289	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.861	$24.988	$19.289	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.248	$17.982	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.013	$23.248	$17.982	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	44	38	42	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.811	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$10.214	$8.840	$8.902
Accumulation unit value at end of period	$23.526	$22.811	$17.670	$19.753	$16.900	$14.919	$15.114	$13.772	$10.214	$8.840
Number of accumulation units outstanding at end of period (in thousands)	36	33	35	44	21	5	10	10	20	16
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.383	$17.364	$19.440	$16.658	$14.727	$14.942	$13.635	$10.128	$8.778	$8.853
Accumulation unit value at end of period	$23.050	$22.383	$17.364	$19.440	$16.658	$14.727	$14.942	$13.635	$10.128	$8.778
Number of accumulation units outstanding at end of period (in thousands)	13	14	7	10	12	11	11	13	16	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.637	$16.803	$18.830	$16.151	$14.293	$14.516	$13.261	$9.859	$8.554	$8.636
Accumulation unit value at end of period	$22.260	$21.637	$16.803	$18.830	$16.151	$14.293	$14.516	$13.261	$9.859	$8.554
Number of accumulation units outstanding at end of period (in thousands)	14	10	10	8	33	33	49	11	26	14

APP I-287

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.824	$16.965	$19.031	$16.339	$14.474	$14.715	$13.455	$10.014	$8.697	$8.789
Accumulation unit value at end of period	$22.429	$21.824	$16.965	$19.031	$16.339	$14.474	$14.715	$13.455	$10.014	$8.697
Number of accumulation units outstanding at end of period (in thousands)	6	6	1	26	20	8	3	2	1	33
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.834	$16.228	$18.241	$15.692	$13.929	$14.189	$13.000	$9.695	$8.437	$8.543
Accumulation unit value at end of period	$21.369	$20.834	$16.228	$18.241	$15.692	$13.929	$14.189	$13.000	$9.695	$8.437
Number of accumulation units outstanding at end of period (in thousands)	15	25	34	35	36	29	34	58	40	24
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537	$8.662
Accumulation unit value at end of period	$21.238	$20.747	$16.192	$18.238	$15.721	$13.982	$14.272	$13.102	$9.791	$8.537
Number of accumulation units outstanding at end of period (in thousands)	32	40	39	42	54	59	58	48	58	52
MSIF Global Opportunity Portfolio
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.517	$14.526	$15.525	$10.470	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.107	$19.517	$14.526	$15.525	$10.470	$10.457	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-	-	-	-	-

APP I-288

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.314	$14.411	$15.441	$10.439	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.719	$19.314	$14.411	$15.441	$10.439	$10.452	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.233	$14.365	$15.407	$10.426	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.565	$19.233	$14.365	$15.407	$10.426	$10.450	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.072	$14.273	$15.340	$10.401	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.260	$19.072	$14.273	$15.340	$10.401	$10.446	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.913	$14.182	$15.273	$10.377	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.957	$18.913	$14.182	$15.273	$10.377	$10.442	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	4	-	-	-	-	-
Neuberger Berman Sustainable Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.664	$23.651	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.290	$29.664	$23.651	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-289

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.085	$23.236	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.533	$29.085	$23.236	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601	$12.031
Accumulation unit value at end of period	$33.976	$28.659	$22.930	$24.511	$20.812	$19.034	$19.251	$17.539	$12.785	$11.601
Number of accumulation units outstanding at end of period (in thousands)	22	20	20	19	2	17	20	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.239	$22.628	$24.225	$20.600	$18.868	$19.111	$17.438	$12.730	$11.569	$12.016
Accumulation unit value at end of period	$33.427	$28.239	$22.628	$24.225	$20.600	$18.868	$19.111	$17.438	$12.730	$11.569
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	18	1	1	13	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.962	$22.428	$24.035	$20.459	$18.758	$19.019	$17.371	$12.694	$11.547	$12.005
Accumulation unit value at end of period	$33.067	$27.962	$22.428	$24.035	$20.459	$18.758	$19.019	$17.371	$12.694	$11.547
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	3	1	-	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526	$11.995
Accumulation unit value at end of period	$32.710	$27.688	$22.231	$23.848	$20.320	$18.649	$18.927	$17.304	$12.658	$11.526
Number of accumulation units outstanding at end of period (in thousands)	-	3	4	4	4	4	4	3	11	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483	$11.975
Accumulation unit value at end of period	$32.008	$27.148	$21.841	$23.477	$20.044	$18.432	$18.744	$17.172	$12.586	$11.483
Number of accumulation units outstanding at end of period (in thousands)	7	6	7	6	3	6	8	7	7	5

APP I-290

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441	$11.955
Accumulation unit value at end of period	$31.322	$26.619	$21.458	$23.111	$19.771	$18.218	$18.564	$17.040	$12.515	$11.441
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	13	12	12	11	9	8	4
North Square Oak Ridge Small Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.069	$11.551	$12.431	$10.502	$10.333	$10.891	$10.116	$-	$-	$-
Accumulation unit value at end of period	$18.186	$14.069	$11.551	$12.431	$10.502	$10.333	$10.891	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	10	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.960	$11.479	$12.372	$10.467	$10.314	$10.888	$10.116	$-	$-	$-
Accumulation unit value at end of period	$18.018	$13.960	$11.479	$12.372	$10.467	$10.314	$10.888	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	17	26	15	19	17	16	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$13.887	$11.431	$12.332	$10.444	$10.302	$10.885	$10.115	$-	$-	$-
Accumulation unit value at end of period	$17.907	$13.887	$11.431	$12.332	$10.444	$10.302	$10.885	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	3	3	1	-	-	-

APP I-291

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.815	$11.383	$12.293	$10.421	$10.289	$10.883	$10.115	$-	$-	$-
Accumulation unit value at end of period	$17.796	$13.815	$11.383	$12.293	$10.421	$10.289	$10.883	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	11	13	10	10	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.672	$11.287	$12.215	$10.375	$10.264	$10.879	$10.115	$-	$-	$-
Accumulation unit value at end of period	$17.576	$13.672	$11.287	$12.215	$10.375	$10.264	$10.879	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	7	11	8	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.530	$11.193	$12.137	$10.330	$10.240	$10.874	$10.115	$-	$-	$-
Accumulation unit value at end of period	$17.359	$13.530	$11.193	$12.137	$10.330	$10.240	$10.874	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	14	13	15	15	12	-	-	-
Nuveen Mid Cap Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$31.789	$23.865	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.328	$31.789	$23.865	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.169	$23.446	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.334	$31.169	$23.446	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.712	$23.137	$25.592	$20.663	$20.527	$20.835	$19.331	$14.231	$12.455	$12.899
Accumulation unit value at end of period	$44.603	$30.712	$23.137	$25.592	$20.663	$20.527	$20.835	$19.331	$14.231	$12.455
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-292

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.262	$22.832	$25.293	$20.452	$20.347	$20.684	$19.220	$14.171	$12.421	$12.882
Accumulation unit value at end of period	$43.883	$30.262	$22.832	$25.293	$20.452	$20.347	$20.684	$19.220	$14.171	$12.421
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	3	3	3	5	6	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$29.966	$22.631	$25.095	$20.313	$20.229	$20.584	$19.147	$14.130	$12.398	$12.871
Accumulation unit value at end of period	$43.410	$29.966	$22.631	$25.095	$20.313	$20.229	$20.584	$19.147	$14.130	$12.398
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.672	$22.432	$24.899	$20.174	$20.111	$20.485	$19.073	$14.090	$12.375	$12.860
Accumulation unit value at end of period	$42.941	$29.672	$22.432	$24.899	$20.174	$20.111	$20.485	$19.073	$14.090	$12.375
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$29.094	$22.039	$24.512	$19.900	$19.877	$20.287	$18.927	$14.010	$12.329	$12.839
Accumulation unit value at end of period	$42.020	$29.094	$22.039	$24.512	$19.900	$19.877	$20.287	$18.927	$14.010	$12.329
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	3	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.526	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284	$12.817
Accumulation unit value at end of period	$41.119	$28.526	$21.652	$24.131	$19.629	$19.646	$20.092	$18.782	$13.931	$12.284
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	1	1	1	1	3	1
Nuveen NWQ International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.333	$9.606	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.730	$11.333	$9.606	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-293

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.133	$9.455	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.500	$11.133	$9.455	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.986	$9.344	$11.494	$9.592	$9.451	$9.267	$10.182	$8.414	$8.232	$-
Accumulation unit value at end of period	$11.331	$10.986	$9.344	$11.494	$9.592	$9.451	$9.267	$10.182	$8.414	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.840	$9.234	$11.376	$9.508	$9.382	$9.213	$10.138	$8.390	$8.217	$-
Accumulation unit value at end of period	$11.164	$10.840	$9.234	$11.376	$9.508	$9.382	$9.213	$10.138	$8.390	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.744	$9.162	$11.298	$9.452	$9.336	$9.177	$10.109	$8.374	$8.207	$-
Accumulation unit value at end of period	$11.054	$10.744	$9.162	$11.298	$9.452	$9.336	$9.177	$10.109	$8.374	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.649	$9.090	$11.220	$9.396	$9.291	$9.142	$10.080	$8.358	$8.197	$-
Accumulation unit value at end of period	$10.945	$10.649	$9.090	$11.220	$9.396	$9.291	$9.142	$10.080	$8.358	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.462	$8.947	$11.067	$9.286	$9.200	$9.071	$10.022	$8.327	$8.177	$-
Accumulation unit value at end of period	$10.731	$10.462	$8.947	$11.067	$9.286	$9.200	$9.071	$10.022	$8.327	$-
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	3	3	1	1	2	3	-

APP I-294

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$8.157	$-
Accumulation unit value at end of period	$10.521	$10.277	$8.807	$10.915	$9.178	$9.111	$9.001	$9.964	$8.295	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	-
Nuveen Small Cap Select Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.988	$21.789	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.071	$27.988	$21.789	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.442	$21.407	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.362	$27.442	$21.407	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.040	$21.125	$23.909	$21.895	$18.138	$18.616	$17.744	$13.518	$12.122	$12.435
Accumulation unit value at end of period	$31.840	$27.040	$21.125	$23.909	$21.895	$18.138	$18.616	$17.744	$13.518	$12.122
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.644	$20.847	$23.630	$21.671	$17.980	$18.482	$17.642	$13.460	$12.088	$12.420
Accumulation unit value at end of period	$31.326	$26.644	$20.847	$23.630	$21.671	$17.980	$18.482	$17.642	$13.460	$12.088
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.383	$20.663	$23.445	$21.524	$17.875	$18.392	$17.575	$13.422	$12.066	$12.409
Accumulation unit value at end of period	$30.988	$26.383	$20.663	$23.445	$21.524	$17.875	$18.392	$17.575	$13.422	$12.066
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-295

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.124	$20.481	$23.262	$21.377	$17.771	$18.303	$17.507	$13.384	$12.044	$12.399
Accumulation unit value at end of period	$30.654	$26.124	$20.481	$23.262	$21.377	$17.771	$18.303	$17.507	$13.384	$12.044
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.615	$20.122	$22.901	$21.086	$17.564	$18.127	$17.373	$13.308	$11.999	$12.378
Accumulation unit value at end of period	$29.996	$25.615	$20.122	$22.901	$21.086	$17.564	$18.127	$17.373	$13.308	$11.999
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.115	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955	$12.357
Accumulation unit value at end of period	$29.353	$25.115	$19.769	$22.544	$20.800	$17.360	$17.952	$17.240	$13.232	$11.955
Number of accumulation units outstanding at end of period (in thousands)	-	1	2	-	1	-	-	-	2	1
PGIM Jennison 20/20 Focus Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.841	$36.490	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$60.958	$46.841	$36.490	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$45.839	$35.781	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$59.534	$45.839	$35.781	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$45.101	$35.257	$37.353	$29.655	$28.890	$27.788	$26.273	$20.498	$18.236	$19.063
Accumulation unit value at end of period	$58.488	$45.101	$35.257	$37.353	$29.655	$28.890	$27.788	$26.273	$20.498	$18.236
Number of accumulation units outstanding at end of period (in thousands)	1	2	2	2	5	6	6	2	2	1
APP I-296

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$44.374	$34.742	$36.862	$29.309	$28.596	$27.546	$26.084	$20.380	$18.159	$19.011
Accumulation unit value at end of period	$57.460	$44.374	$34.742	$36.862	$29.309	$28.596	$27.546	$26.084	$20.380	$18.159
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.897	$34.402	$36.538	$29.081	$28.402	$27.387	$25.958	$20.303	$18.107	$18.976
Accumulation unit value at end of period	$56.785	$43.897	$34.402	$36.538	$29.081	$28.402	$27.387	$25.958	$20.303	$18.107
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	4	4	4
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$43.424	$34.066	$36.218	$28.855	$28.209	$27.228	$25.833	$20.225	$18.056	$18.942
Accumulation unit value at end of period	$56.117	$43.424	$34.066	$36.218	$28.855	$28.209	$27.228	$25.833	$20.225	$18.056
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.495	$33.403	$35.585	$28.407	$27.827	$26.912	$25.585	$20.071	$17.955	$18.873
Accumulation unit value at end of period	$54.806	$42.495	$33.403	$35.585	$28.407	$27.827	$26.912	$25.585	$20.071	$17.955
Number of accumulation units outstanding at end of period (in thousands)	2	2	1	1	1	1	2	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$41.585	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854	$18.804
Accumulation unit value at end of period	$53.526	$41.585	$32.754	$34.963	$27.966	$27.449	$26.601	$25.340	$19.918	$17.854
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	5	6	5	5	5	6	7
PGIM Jennison Mid-Cap Growth Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$48.942	$35.736	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$69.473	$48.942	$35.736	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-297

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$47.894	$35.041	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$67.850	$47.894	$35.041	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$47.123	$34.529	$37.907	$31.156	$30.156	$31.152	$28.682	$22.577	$19.580	$19.272
Accumulation unit value at end of period	$66.657	$47.123	$34.529	$37.907	$31.156	$30.156	$31.152	$28.682	$22.577	$19.580
Number of accumulation units outstanding at end of period (in thousands)	3	3	7	7	9	8	11	42	36	8
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$46.364	$34.024	$37.409	$30.792	$29.849	$30.881	$28.475	$22.448	$19.497	$19.219
Accumulation unit value at end of period	$65.486	$46.364	$34.024	$37.409	$30.792	$29.849	$30.881	$28.475	$22.448	$19.497
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$45.865	$33.691	$37.080	$30.553	$29.646	$30.702	$28.338	$22.363	$19.442	$19.184
Accumulation unit value at end of period	$64.716	$45.865	$33.691	$37.080	$30.553	$29.646	$30.702	$28.338	$22.363	$19.442
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	4	3	4	4	9	3
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$45.372	$33.362	$36.755	$30.315	$29.444	$30.523	$28.202	$22.277	$19.387	$19.149
Accumulation unit value at end of period	$63.956	$45.372	$33.362	$36.755	$30.315	$29.444	$30.523	$28.202	$22.277	$19.387
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	2	2	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$44.400	$32.713	$36.113	$29.844	$29.045	$30.170	$27.931	$22.108	$19.278	$19.080
Accumulation unit value at end of period	$62.462	$44.400	$32.713	$36.113	$29.844	$29.045	$30.170	$27.931	$22.108	$19.278
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	1	1	1	1	-	-

APP I-298

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$43.450	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170	$19.010
Accumulation unit value at end of period	$61.002	$43.450	$32.077	$35.481	$29.381	$28.652	$29.821	$27.663	$21.939	$19.170
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	3	5	5	5	5	4	3
PGIM Jennison Natural Resources Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$6.751	$5.803	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$7.494	$6.751	$5.803	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$6.644	$5.722	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$7.360	$6.644	$5.722	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$10.000	$-
Accumulation unit value at end of period	$7.262	$6.565	$5.663	$7.887	$7.552	$5.655	$8.050	$10.106	$9.254	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$6.487	$5.604	$7.817	$7.496	$5.621	$8.015	$10.077	$9.241	$10.000	$-
Accumulation unit value at end of period	$7.165	$6.487	$5.604	$7.817	$7.496	$5.621	$8.015	$10.077	$9.241	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$6.435	$5.565	$7.770	$7.459	$5.599	$7.991	$10.057	$9.232	$10.000	$-
Accumulation unit value at end of period	$7.101	$6.435	$5.565	$7.770	$7.459	$5.599	$7.991	$10.057	$9.232	$-
Number of accumulation units outstanding at end of period (in thousands)	-	2	1	1	-	-	-	-	-	-

APP I-299

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$10.000	$-
Accumulation unit value at end of period	$7.037	$6.384	$5.526	$7.724	$7.422	$5.577	$7.967	$10.037	$9.223	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	2	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$10.000	$-
Accumulation unit value at end of period	$6.912	$6.283	$5.450	$7.633	$7.348	$5.533	$7.920	$9.998	$9.205	$-
Number of accumulation units outstanding at end of period (in thousands)	-	8	-	-	-	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$10.000	$-
Accumulation unit value at end of period	$6.789	$6.184	$5.374	$7.542	$7.276	$5.489	$7.873	$9.958	$9.187	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	9	9	7	2	1	-	-	-
PIMCO Real Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.028	$12.997	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.638	$14.028	$12.997	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.205	$15.972	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.141	$17.205	$15.972	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	28	29	26	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.806	$15.625	$16.084	$15.616	$15.000	$15.564	$15.186	$16.847	$15.559	$14.071
Accumulation unit value at end of period	$18.669	$16.806	$15.625	$16.084	$15.616	$15.000	$15.564	$15.186	$16.847	$15.559
Number of accumulation units outstanding at end of period (in thousands)	94	95	171	173	201	204	196	172	113	79

APP I-300

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.417	$15.286	$15.758	$15.323	$14.741	$15.318	$14.968	$16.631	$15.382	$13.932
Accumulation unit value at end of period	$18.210	$16.417	$15.286	$15.758	$15.323	$14.741	$15.318	$14.968	$16.631	$15.382
Number of accumulation units outstanding at end of period (in thousands)	27	26	48	72	90	76	86	99	90	48
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.755	$13.753	$14.192	$13.813	$13.302	$13.837	$13.534	$15.053	$13.936	$12.635
Accumulation unit value at end of period	$16.350	$14.755	$13.753	$14.192	$13.813	$13.302	$13.837	$13.534	$15.053	$13.936
Number of accumulation units outstanding at end of period (in thousands)	45	42	49	36	70	65	69	66	78	54
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.912	$14.846	$15.335	$14.941	$14.402	$14.996	$14.683	$16.347	$15.149	$13.749
Accumulation unit value at end of period	$17.614	$15.912	$14.846	$15.335	$14.941	$14.402	$14.996	$14.683	$16.347	$15.149
Number of accumulation units outstanding at end of period (in thousands)	31	33	32	27	33	47	39	55	56	56
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.207	$13.282	$13.747	$13.421	$12.963	$13.525	$13.269	$14.802	$13.745	$12.499
Accumulation unit value at end of period	$15.696	$14.207	$13.282	$13.747	$13.421	$12.963	$13.525	$13.269	$14.802	$13.745
Number of accumulation units outstanding at end of period (in thousands)	48	47	50	91	82	79	89	87	62	37
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694	$13.389
Accumulation unit value at end of period	$16.481	$14.948	$14.002	$14.522	$14.205	$13.748	$14.372	$14.128	$15.792	$14.694
Number of accumulation units outstanding at end of period (in thousands)	66	73	74	98	111	117	140	131	143	127
PIMCO Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.279	$15.109	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.640	$16.279	$15.109	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-301

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.267	$16.089	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.635	$17.267	$16.089	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.376	$16.183	$16.362	$15.700	$15.438	$15.463	$14.901	$15.329	$14.013	$13.574
Accumulation unit value at end of period	$18.762	$17.376	$16.183	$16.362	$15.700	$15.438	$15.463	$14.901	$15.329	$14.013
Number of accumulation units outstanding at end of period (in thousands)	157	135	182	177	237	253	326	364	522	505
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.739	$16.546	$16.754	$16.100	$15.855	$15.905	$15.350	$15.815	$14.478	$14.046
Accumulation unit value at end of period	$19.126	$17.739	$16.546	$16.754	$16.100	$15.855	$15.905	$15.350	$15.815	$14.478
Number of accumulation units outstanding at end of period (in thousands)	26	23	48	82	93	81	117	116	124	35
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.837	$15.720	$15.934	$15.328	$15.109	$15.171	$14.657	$15.116	$13.852	$13.452
Accumulation unit value at end of period	$18.135	$16.837	$15.720	$15.934	$15.328	$15.109	$15.171	$14.657	$15.116	$13.852
Number of accumulation units outstanding at end of period (in thousands)	127	127	166	162	150	178	180	207	276	172
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.264	$16.136	$16.372	$15.764	$15.555	$15.635	$15.120	$15.609	$14.318	$13.918
Accumulation unit value at end of period	$18.577	$17.264	$16.136	$16.372	$15.764	$15.555	$15.635	$15.120	$15.609	$14.318
Number of accumulation units outstanding at end of period (in thousands)	57	77	74	76	81	86	87	70	67	72
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.212	$15.182	$15.435	$14.892	$14.724	$14.829	$14.370	$14.864	$13.662	$13.307
Accumulation unit value at end of period	$17.409	$16.212	$15.182	$15.435	$14.892	$14.724	$14.829	$14.370	$14.864	$13.662
Number of accumulation units outstanding at end of period (in thousands)	89	94	107	159	172	162	192	243	191	161

APP I-302

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004	$13.667
Accumulation unit value at end of period	$17.527	$16.354	$15.346	$15.633	$15.113	$14.972	$15.109	$14.671	$15.205	$14.004
Number of accumulation units outstanding at end of period (in thousands)	184	183	204	221	284	263	284	311	380	316
PIMCO Total Return ESG Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.584	$11.596	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.659	$12.584	$11.596	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.385	$11.435	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.416	$12.385	$11.435	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$10.000	$-
Accumulation unit value at end of period	$13.237	$12.238	$11.316	$11.491	$11.083	$10.845	$10.884	$10.490	$10.793	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.092	$11.199	$11.389	$11.001	$10.781	$10.836	$10.459	$10.777	$10.000	$-
Accumulation unit value at end of period	$13.060	$12.092	$11.199	$11.389	$11.001	$10.781	$10.836	$10.459	$10.777	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.996	$11.121	$11.321	$10.946	$10.738	$10.804	$10.439	$10.767	$10.000	$-
Accumulation unit value at end of period	$12.944	$11.996	$11.121	$11.321	$10.946	$10.738	$10.804	$10.439	$10.767	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-303

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$10.000	$-
Accumulation unit value at end of period	$12.828	$11.901	$11.044	$11.254	$10.892	$10.696	$10.772	$10.418	$10.756	$-
Number of accumulation units outstanding at end of period (in thousands)	14	12	11	11	18	10	10	11	19	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$10.000	$-
Accumulation unit value at end of period	$12.600	$11.713	$10.891	$11.120	$10.784	$10.611	$10.708	$10.377	$10.735	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	-	-	-	5	3	3	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$10.000	$-
Accumulation unit value at end of period	$12.376	$11.528	$10.740	$10.988	$10.678	$10.527	$10.645	$10.337	$10.715	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	2	1	1	-	-	-
Pioneer Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$25.293	$19.336	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.291	$25.293	$19.336	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.709	$18.928	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.508	$24.709	$18.928	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.522	$17.278	$17.674	$14.614	$13.401	$13.527	$12.262	$9.262	$8.469	$8.920
Accumulation unit value at end of period	$27.766	$22.522	$17.278	$17.674	$14.614	$13.401	$13.527	$12.262	$9.262	$8.469
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	6	3

APP I-304

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.649	$21.243	$21.762	$18.022	$16.551	$16.731	$15.189	$11.490	$10.522	$11.099
Accumulation unit value at end of period	$34.035	$27.649	$21.243	$21.762	$18.022	$16.551	$16.731	$15.189	$11.490	$10.522
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.823	$16.784	$17.211	$14.267	$13.116	$13.272	$12.061	$9.133	$8.372	$8.840
Accumulation unit value at end of period	$26.838	$21.823	$16.784	$17.211	$14.267	$13.116	$13.272	$12.061	$9.133	$8.372
Number of accumulation units outstanding at end of period (in thousands)	6	7	8	8	8	8	10	11	11	10
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.909	$20.716	$21.265	$17.646	$16.237	$16.447	$14.961	$11.340	$10.406	$10.999
Accumulation unit value at end of period	$33.059	$26.909	$20.716	$21.265	$17.646	$16.237	$16.447	$14.961	$11.340	$10.406
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	-	-	-	-	-	4	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.013	$16.210	$16.672	$13.862	$12.781	$12.972	$11.824	$8.980	$8.257	$8.745
Accumulation unit value at end of period	$25.764	$21.013	$16.210	$16.672	$13.862	$12.781	$12.972	$11.824	$8.980	$8.257
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	-	16	2
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.490	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177	$10.800
Accumulation unit value at end of period	$31.190	$25.490	$19.702	$20.305	$16.917	$15.629	$15.894	$14.516	$11.047	$10.177
Number of accumulation units outstanding at end of period (in thousands)	14	15	22	31	28	26	26	25	34	30
Pioneer Disciplined Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.524	$18.960	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.867	$24.524	$18.960	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-305

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.045	$18.628	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.312	$24.045	$18.628	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.693	$18.382	$21.332	$17.654	$15.568	$16.605	$15.227	$11.728	$10.590	$11.159
Accumulation unit value at end of period	$24.903	$23.693	$18.382	$21.332	$17.654	$15.568	$16.605	$15.227	$11.728	$10.590
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.346	$18.140	$21.083	$17.473	$15.432	$16.484	$15.140	$11.678	$10.561	$11.145
Accumulation unit value at end of period	$24.501	$23.346	$18.140	$21.083	$17.473	$15.432	$16.484	$15.140	$11.678	$10.561
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.117	$17.980	$20.918	$17.354	$15.342	$16.405	$15.082	$11.645	$10.542	$11.135
Accumulation unit value at end of period	$24.237	$23.117	$17.980	$20.918	$17.354	$15.342	$16.405	$15.082	$11.645	$10.542
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	4	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.890	$17.822	$20.755	$17.236	$15.253	$16.325	$15.024	$11.611	$10.522	$11.126
Accumulation unit value at end of period	$23.976	$22.890	$17.822	$20.755	$17.236	$15.253	$16.325	$15.024	$11.611	$10.522
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.444	$17.509	$20.432	$17.001	$15.075	$16.168	$14.909	$11.545	$10.483	$11.107
Accumulation unit value at end of period	$23.461	$22.444	$17.509	$20.432	$17.001	$15.075	$16.168	$14.909	$11.545	$10.483
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	3	3	5	2	2
APP I-306

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.006	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445	$11.088
Accumulation unit value at end of period	$22.958	$22.006	$17.202	$20.114	$16.770	$14.900	$16.012	$14.795	$11.480	$10.445
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	3	3	3	5	4
Pioneer Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$10.685	$8.679	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.567	$10.685	$8.679	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.638	$8.658	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.487	$10.638	$8.658	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	14	15	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.603	$8.643	$10.378	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.427	$10.603	$8.643	$10.378	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	46	43	44	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.568	$8.627	$10.375	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.367	$10.568	$8.627	$10.375	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.545	$8.617	$10.373	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.328	$10.545	$8.617	$10.373	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	20	19	20	26	-	-	-	-	-	-

APP I-307

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.521	$8.606	$10.371	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.288	$10.521	$8.606	$10.371	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.475	$8.586	$10.367	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.210	$10.475	$8.586	$10.367	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	9	11	12	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.132	$10.429	$8.565	$10.363	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	19	22	25	25	-	-	-	-	-	-
Pioneer Mid Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.227	$15.822	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.563	$20.227	$15.822	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.761	$15.488	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.048	$19.761	$15.488	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.946	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$9.106	$8.257	$8.832
Accumulation unit value at end of period	$17.166	$16.946	$13.301	$16.608	$14.790	$12.802	$13.750	$12.044	$9.106	$8.257
Number of accumulation units outstanding at end of period (in thousands)	27	16	16	18	15	26	27	18	32	37

APP I-308

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.065	$16.559	$20.708	$18.468	$16.010	$17.221	$15.108	$11.439	$10.388	$11.128
Accumulation unit value at end of period	$21.307	$21.065	$16.559	$20.708	$18.468	$16.010	$17.221	$15.108	$11.439	$10.388
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	3	2	6	9	15	10
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.420	$12.920	$16.174	$14.439	$12.530	$13.491	$11.847	$8.979	$8.162	$8.752
Accumulation unit value at end of period	$16.592	$16.420	$12.920	$16.174	$14.439	$12.530	$13.491	$11.847	$8.979	$8.162
Number of accumulation units outstanding at end of period (in thousands)	12	11	11	12	11	13	14	17	14	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.501	$16.148	$20.234	$18.082	$15.707	$16.929	$14.881	$11.289	$10.273	$11.026
Accumulation unit value at end of period	$20.695	$20.501	$16.148	$20.234	$18.082	$15.707	$16.929	$14.881	$11.289	$10.273
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	5	4	4	7	3	5	9
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.810	$12.478	$15.667	$14.028	$12.210	$13.187	$11.614	$8.829	$8.050	$8.658
Accumulation unit value at end of period	$15.928	$15.810	$12.478	$15.667	$14.028	$12.210	$13.187	$11.614	$8.829	$8.050
Number of accumulation units outstanding at end of period (in thousands)	15	16	16	19	22	23	19	13	19	31
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047	$10.827
Accumulation unit value at end of period	$19.524	$19.418	$15.356	$19.320	$17.334	$15.117	$16.359	$14.437	$10.997	$10.047
Number of accumulation units outstanding at end of period (in thousands)	10	10	14	15	17	17	20	31	31	31
Pioneer Select Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$35.433	$26.736	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$49.159	$35.433	$26.736	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-309

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$34.705	$26.239	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$48.052	$34.705	$26.239	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$34.169	$25.872	$27.736	$21.478	$20.860	$20.680	$19.061	$13.267	$12.506	$12.895
Accumulation unit value at end of period	$47.239	$34.169	$25.872	$27.736	$21.478	$20.860	$20.680	$19.061	$13.267	$12.506
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	7	7	7	9	9	13
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.641	$25.510	$27.390	$21.242	$20.661	$20.514	$18.936	$13.200	$12.461	$12.868
Accumulation unit value at end of period	$46.439	$33.641	$25.510	$27.390	$21.242	$20.661	$20.514	$18.936	$13.200	$12.461
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$33.293	$25.272	$27.161	$21.086	$20.529	$20.404	$18.853	$13.156	$12.432	$12.850
Accumulation unit value at end of period	$45.914	$33.293	$25.272	$27.161	$21.086	$20.529	$20.404	$18.853	$13.156	$12.432
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.949	$25.036	$26.935	$20.931	$20.399	$20.294	$18.771	$13.111	$12.402	$12.833
Accumulation unit value at end of period	$45.394	$32.949	$25.036	$26.935	$20.931	$20.399	$20.294	$18.771	$13.111	$12.402
Number of accumulation units outstanding at end of period (in thousands)	25	24	-	3	3	2	2	2	2	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$32.272	$24.571	$26.487	$20.624	$20.140	$20.077	$18.607	$13.023	$12.343	$12.797
Accumulation unit value at end of period	$44.372	$32.272	$24.571	$26.487	$20.624	$20.140	$20.077	$18.607	$13.023	$12.343
Number of accumulation units outstanding at end of period (in thousands)	1	1	23	21	18	15	3	3	2	2

APP I-310

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$31.609	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284	$12.762
Accumulation unit value at end of period	$43.374	$31.609	$24.114	$26.047	$20.322	$19.885	$19.862	$18.444	$12.935	$12.284
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	2	2	4	5	5
Pioneer Strategic Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.260	$16.595	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.581	$18.260	$16.595	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.808	$17.127	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.129	$18.808	$17.127	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	27	26	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.694	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.115	$13.654	$13.307
Accumulation unit value at end of period	$19.977	$18.694	$17.049	$17.469	$16.687	$15.579	$15.890	$15.266	$15.115	$13.654
Number of accumulation units outstanding at end of period (in thousands)	47	48	47	15	15	17	16	14	16	22
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.307	$17.635	$18.097	$17.313	$16.187	$16.535	$15.909	$15.776	$14.272	$13.930
Accumulation unit value at end of period	$20.601	$19.307	$17.635	$18.097	$17.313	$16.187	$16.535	$15.909	$15.776	$14.272
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	27	24	21	21	20	15	6
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.925	$16.389	$16.835	$16.122	$15.089	$15.429	$14.859	$14.749	$13.357	$13.050
Accumulation unit value at end of period	$19.108	$17.925	$16.389	$16.835	$16.122	$15.089	$15.429	$14.859	$14.749	$13.357
Number of accumulation units outstanding at end of period (in thousands)	5	6	10	7	15	16	26	18	13	10

APP I-311

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.791	$17.197	$17.683	$16.951	$15.880	$16.255	$15.670	$15.570	$14.114	$13.804
Accumulation unit value at end of period	$20.010	$18.791	$17.197	$17.683	$16.951	$15.880	$16.255	$15.670	$15.570	$14.114
Number of accumulation units outstanding at end of period (in thousands)	10	10	4	9	8	8	9	10	15	26
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.260	$15.828	$16.308	$15.664	$14.704	$15.081	$14.568	$14.503	$13.174	$12.910
Accumulation unit value at end of period	$18.343	$17.260	$15.828	$16.308	$15.664	$14.704	$15.081	$14.568	$14.503	$13.174
Number of accumulation units outstanding at end of period (in thousands)	14	21	22	23	21	21	20	23	15	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803	$13.554
Accumulation unit value at end of period	$18.878	$17.798	$16.354	$16.884	$16.250	$15.285	$15.707	$15.203	$15.167	$13.803
Number of accumulation units outstanding at end of period (in thousands)	31	30	29	32	40	35	30	31	36	32
Putnam Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$28.252	$21.776	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.855	$28.252	$21.776	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.600	$21.316	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.108	$27.600	$21.316	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.202	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$10.897	$9.202	$9.081
Accumulation unit value at end of period	$25.486	$24.202	$18.720	$20.527	$17.381	$15.383	$15.968	$14.272	$10.897	$9.202
Number of accumulation units outstanding at end of period (in thousands)	4	3	4	3	-	1	1	23	20	1

APP I-312

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.069	$23.293	$25.579	$21.692	$19.227	$19.988	$17.892	$13.682	$11.571	$11.435
Accumulation unit value at end of period	$31.617	$30.069	$23.293	$25.579	$21.692	$19.227	$19.988	$17.892	$13.682	$11.571
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.451	$18.185	$19.990	$16.969	$15.055	$15.668	$14.038	$10.746	$9.097	$8.999
Accumulation unit value at end of period	$24.634	$23.451	$18.185	$19.990	$16.969	$15.055	$15.668	$14.038	$10.746	$9.097
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	16	4	4	-	-	-	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.264	$22.715	$24.995	$21.238	$18.862	$19.649	$17.623	$13.503	$11.443	$11.332
Accumulation unit value at end of period	$30.709	$29.264	$22.715	$24.995	$21.238	$18.862	$19.649	$17.623	$13.503	$11.443
Number of accumulation units outstanding at end of period (in thousands)	4	5	4	4	3	3	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.581	$17.562	$19.364	$16.486	$14.671	$15.314	$13.763	$10.566	$8.972	$8.902
Accumulation unit value at end of period	$23.648	$22.581	$17.562	$19.364	$16.486	$14.671	$15.314	$13.763	$10.566	$8.972
Number of accumulation units outstanding at end of period (in thousands)	5	5	7	5	15	14	11	9	4	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191	$11.126
Accumulation unit value at end of period	$28.971	$27.719	$21.601	$23.865	$20.360	$18.154	$18.987	$17.098	$13.153	$11.191
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	5	6	6	8	6	7	5
Putnam Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-313

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-314

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.749	$13.916	$13.781	$10.655	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.628	$18.749	$13.916	$13.781	$10.655	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.470	$17.982	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.565	$20.470	$17.982	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.998	$17.602	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.025	$19.998	$17.602	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.719	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$14.668	$12.807	$12.478
Accumulation unit value at end of period	$20.701	$19.719	$17.382	$18.150	$17.086	$14.879	$15.811	$15.588	$14.668	$12.807
Number of accumulation units outstanding at end of period (in thousands)	16	23	34	44	28	38	47	29	16	4
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.591	$19.061	$19.932	$18.793	$16.389	$17.442	$17.222	$16.230	$14.192	$13.848
Accumulation unit value at end of period	$22.632	$21.591	$19.061	$19.932	$18.793	$16.389	$17.442	$17.222	$16.230	$14.192
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	13	-	-	11	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.112	$16.889	$17.679	$16.685	$14.566	$15.517	$15.337	$14.468	$12.663	$12.369
Accumulation unit value at end of period	$20.013	$19.112	$16.889	$17.679	$16.685	$14.566	$15.517	$15.337	$14.468	$12.663
Number of accumulation units outstanding at end of period (in thousands)	11	9	7	8	1	3	2	2	11	9

APP I-315

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.013	$18.588	$19.477	$18.400	$16.079	$17.146	$16.964	$16.018	$14.035	$13.722
Accumulation unit value at end of period	$21.982	$21.013	$18.588	$19.477	$18.400	$16.079	$17.146	$16.964	$16.018	$14.035
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	1	1	1	-	-	11	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.408	$16.316	$17.131	$16.216	$14.199	$15.171	$15.040	$14.230	$12.493	$12.239
Accumulation unit value at end of period	$19.219	$18.408	$16.316	$17.131	$16.216	$14.199	$15.171	$15.040	$14.230	$12.493
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	5	11	14	11	11	9	5
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726	$13.474
Accumulation unit value at end of period	$20.738	$19.904	$17.677	$18.597	$17.639	$15.475	$16.569	$16.458	$15.603	$13.726
Number of accumulation units outstanding at end of period (in thousands)	9	13	14	14	14	13	13	9	10	6
Putnam International Capital Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.065	$11.192	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.579	$14.065	$11.192	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.708	$10.133	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.048	$12.708	$10.133	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.470	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$8.585	$7.061	$9.012
Accumulation unit value at end of period	$13.764	$12.470	$9.959	$11.989	$8.957	$9.269	$9.107	$10.573	$8.585	$7.061
Number of accumulation units outstanding at end of period (in thousands)	7	6	6	5	4	3	17	12	1	-
APP I-316

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.236	$9.787	$11.800	$8.829	$9.150	$9.004	$10.469	$8.513	$7.012	$8.963
Accumulation unit value at end of period	$13.486	$12.236	$9.787	$11.800	$8.829	$9.150	$9.004	$10.469	$8.513	$7.012
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.083	$9.674	$11.676	$8.744	$9.071	$8.936	$10.400	$8.465	$6.980	$8.931
Accumulation unit value at end of period	$13.304	$12.083	$9.674	$11.676	$8.744	$9.071	$8.936	$10.400	$8.465	$6.980
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	1	4	4	4	5	14	13
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.932	$9.562	$11.553	$8.661	$8.994	$8.868	$10.331	$8.418	$6.948	$8.899
Accumulation unit value at end of period	$13.124	$11.932	$9.562	$11.553	$8.661	$8.994	$8.868	$10.331	$8.418	$6.948
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	3	3	6	3	3	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.634	$9.342	$11.310	$8.496	$8.840	$8.734	$10.196	$8.324	$6.884	$8.835
Accumulation unit value at end of period	$12.771	$11.634	$9.342	$11.310	$8.496	$8.840	$8.734	$10.196	$8.324	$6.884
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	3	4	5	4	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821	$8.771
Accumulation unit value at end of period	$12.428	$11.345	$9.128	$11.073	$8.334	$8.689	$8.602	$10.062	$8.231	$6.821
Number of accumulation units outstanding at end of period (in thousands)	5	6	6	5	6	7	7	7	5	4
Putnam International Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$11.949	$9.536	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.332	$11.949	$9.536	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-317

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.926	$17.533	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.415	$21.926	$17.533	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	17	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.719	$8.584	$10.698	$8.502	$8.782	$8.815	$9.508	$7.469	$6.166	$7.337
Accumulation unit value at end of period	$11.918	$10.719	$8.584	$10.698	$8.502	$8.782	$8.815	$9.508	$7.469	$6.166
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.074	$11.288	$14.090	$11.213	$11.600	$11.661	$12.597	$9.910	$8.194	$9.765
Accumulation unit value at end of period	$15.626	$14.074	$11.288	$14.090	$11.213	$11.600	$11.661	$12.597	$9.910	$8.194
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.389	$8.341	$10.421	$8.302	$8.597	$8.651	$9.354	$7.366	$6.097	$7.273
Accumulation unit value at end of period	$11.522	$10.389	$8.341	$10.421	$8.302	$8.597	$8.651	$9.354	$7.366	$6.097
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.698	$11.008	$13.768	$10.979	$11.380	$11.463	$12.408	$9.781	$8.103	$9.676
Accumulation unit value at end of period	$15.177	$13.698	$11.008	$13.768	$10.979	$11.380	$11.463	$12.408	$9.781	$8.103
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.006	$8.057	$10.098	$8.068	$8.380	$8.458	$9.173	$7.246	$6.015	$7.197
Accumulation unit value at end of period	$11.064	$10.006	$8.057	$10.098	$8.068	$8.380	$8.458	$9.173	$7.246	$6.015
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-318

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.974	$10.468	$13.146	$10.524	$10.953	$11.077	$12.038	$9.527	$7.925	$9.501
Accumulation unit value at end of period	$14.318	$12.974	$10.468	$13.146	$10.524	$10.953	$11.077	$12.038	$9.527	$7.925
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	1	1
Putnam Multi-Cap Core Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.634	$8.834	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.611	$11.634	$8.834	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-319

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.472	$8.790	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.302	$11.472	$8.790	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Research Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.409	$22.932	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.431	$30.409	$22.932	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.708	$22.447	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.520	$29.708	$22.447	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.142	$19.026	$20.079	$16.380	$14.934	$15.263	$13.385	$10.124	$8.652	$8.827
Accumulation unit value at end of period	$30.016	$25.142	$19.026	$20.079	$16.380	$14.934	$15.263	$13.385	$10.124	$8.652
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-320

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$29.120	$22.070	$23.326	$19.058	$17.401	$17.811	$15.643	$11.850	$10.142	$10.363
Accumulation unit value at end of period	$34.713	$29.120	$22.070	$23.326	$19.058	$17.401	$17.811	$15.643	$11.850	$10.142
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.368	$18.486	$19.559	$15.995	$14.620	$14.979	$13.169	$9.986	$8.555	$8.750
Accumulation unit value at end of period	$29.019	$24.368	$18.486	$19.559	$15.995	$14.620	$14.979	$13.169	$9.986	$8.555
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.340	$21.522	$22.793	$18.659	$17.071	$17.508	$15.409	$11.695	$10.030	$10.268
Accumulation unit value at end of period	$33.716	$28.340	$21.522	$22.793	$18.659	$17.071	$17.508	$15.409	$11.695	$10.030
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$23.470	$17.859	$18.952	$15.546	$14.251	$14.645	$12.915	$9.822	$8.440	$8.658
Accumulation unit value at end of period	$27.866	$23.470	$17.859	$18.952	$15.546	$14.251	$14.645	$12.915	$9.822	$8.440
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.844	$20.467	$21.763	$17.887	$16.430	$16.918	$14.949	$11.392	$9.809	$10.083
Accumulation unit value at end of period	$31.808	$26.844	$20.467	$21.763	$17.887	$16.430	$16.918	$14.949	$11.392	$9.809
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Putnam Sustainable Leaders Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.575	$24.015	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.796	$32.575	$24.015	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-321

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.823	$23.508	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.750	$31.823	$23.508	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.488	$21.076	$21.374	$16.645	$15.540	$15.681	$13.904	$10.254	$8.831	$9.342
Accumulation unit value at end of period	$36.424	$28.488	$21.076	$21.374	$16.645	$15.540	$15.681	$13.904	$10.254	$8.831
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$33.095	$24.521	$24.905	$19.424	$18.161	$18.355	$16.299	$12.038	$10.382	$11.000
Accumulation unit value at end of period	$42.251	$33.095	$24.521	$24.905	$19.424	$18.161	$18.355	$16.299	$12.038	$10.382
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.610	$20.478	$20.820	$16.254	$15.212	$15.390	$13.680	$10.114	$8.731	$9.260
Accumulation unit value at end of period	$35.214	$27.610	$20.478	$20.820	$16.254	$15.212	$15.390	$13.680	$10.114	$8.731
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.209	$23.912	$24.336	$19.018	$17.817	$18.043	$16.054	$11.881	$10.267	$10.900
Accumulation unit value at end of period	$41.038	$32.209	$23.912	$24.336	$19.018	$17.817	$18.043	$16.054	$11.881	$10.267
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.593	$19.783	$20.174	$15.797	$14.829	$15.047	$13.415	$9.948	$8.614	$9.163
Accumulation unit value at end of period	$33.816	$26.593	$19.783	$20.174	$15.797	$14.829	$15.047	$13.415	$9.948	$8.614
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-322

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.508	$22.740	$23.236	$18.231	$17.148	$17.435	$15.576	$11.573	$10.041	$10.703
Accumulation unit value at end of period	$38.716	$30.508	$22.740	$23.236	$18.231	$17.148	$17.435	$15.576	$11.573	$10.041
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Royce Small-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.832	$9.196	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.095	$10.832	$9.195	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$10.804	$9.186	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.054	$10.804	$9.185	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$10.776	$9.176	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.013	$10.776	$9.176	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.758	$9.169	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.987	$10.758	$9.169	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-323

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.739	$9.162	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.959	$10.739	$9.162	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	5	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.702	$9.149	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.905	$10.702	$9.149	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	9	8	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.665	$9.136	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.851	$10.665	$9.136	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	10	9	-	-	-	-	-	-	-
Royce Total Return Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$10.847	$8.844	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.188	$10.847	$8.844	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	46	38	37	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-324

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$10.772	$8.818	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.067	$10.772	$8.818	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	9	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$10.754	$8.812	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.037	$10.754	$8.812	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$10.717	$8.799	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.977	$10.717	$8.799	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	7	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$10.680	$8.787	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.917	$10.680	$8.786	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	24	22	-	-	-	-	-	-	-
T. Rowe Price Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.656	$17.227	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.781	$21.656	$17.227	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	-	-	-	-	-	-	-

APP I-325

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.320	$15.399	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.392	$19.320	$15.399	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.957	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$9.854	$8.492	$8.642
Accumulation unit value at end of period	$19.000	$18.957	$15.133	$16.869	$14.675	$12.432	$13.462	$12.655	$9.854	$8.492
Number of accumulation units outstanding at end of period (in thousands)	20	20	23	22	22	30	58	24	20	15
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.601	$14.871	$16.602	$14.464	$12.272	$13.308	$12.529	$9.771	$8.433	$8.595
Accumulation unit value at end of period	$18.615	$18.601	$14.871	$16.602	$14.464	$12.272	$13.308	$12.529	$9.771	$8.433
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.001	$14.405	$16.099	$14.040	$11.924	$12.944	$12.198	$9.522	$8.227	$8.393
Accumulation unit value at end of period	$17.996	$18.001	$14.405	$16.099	$14.040	$11.924	$12.944	$12.198	$9.522	$8.227
Number of accumulation units outstanding at end of period (in thousands)	21	21	20	20	22	26	19	46	47	34
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.136	$14.528	$16.252	$14.188	$12.062	$13.106	$12.364	$9.661	$8.355	$8.532
Accumulation unit value at end of period	$18.114	$18.136	$14.528	$16.252	$14.188	$12.062	$13.106	$12.364	$9.661	$8.355
Number of accumulation units outstanding at end of period (in thousands)	6	6	3	3	4	4	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.333	$13.912	$15.595	$13.641	$11.620	$12.652	$11.959	$9.363	$8.114	$8.302
Accumulation unit value at end of period	$17.277	$17.333	$13.912	$15.595	$13.641	$11.620	$12.652	$11.959	$9.363	$8.114
Number of accumulation units outstanding at end of period (in thousands)	11	9	11	17	16	16	22	19	28	23
APP I-326

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201	$8.409
Accumulation unit value at end of period	$17.152	$17.242	$13.867	$15.575	$13.651	$11.652	$12.712	$12.040	$9.445	$8.201
Number of accumulation units outstanding at end of period (in thousands)	16	18	16	15	27	32	29	28	34	31
T. Rowe Price Growth Stock Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$33.289	$25.621	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.273	$33.289	$25.621	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.214	$24.072	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.367	$31.214	$24.072	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	15	16	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.628	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$11.157	$9.475	$9.664
Accumulation unit value at end of period	$41.509	$30.628	$23.656	$24.148	$18.251	$18.180	$16.565	$15.376	$11.157	$9.475
Number of accumulation units outstanding at end of period (in thousands)	41	44	89	93	101	102	108	89	43	31
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.053	$23.246	$23.766	$17.989	$17.946	$16.376	$15.223	$11.063	$9.410	$9.611
Accumulation unit value at end of period	$40.668	$30.053	$23.246	$23.766	$17.989	$17.946	$16.376	$15.223	$11.063	$9.410
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	36	44	36	38	42	34	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$29.079	$22.516	$23.042	$17.458	$17.434	$15.925	$14.819	$10.780	$9.178	$9.384
Accumulation unit value at end of period	$39.312	$29.079	$22.516	$23.042	$17.458	$17.434	$15.925	$14.819	$10.780	$9.178
Number of accumulation units outstanding at end of period (in thousands)	27	28	31	31	60	61	87	50	77	48

APP I-327

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.302	$22.711	$23.266	$17.645	$17.638	$16.127	$15.022	$10.939	$9.323	$9.541
Accumulation unit value at end of period	$39.574	$29.302	$22.711	$23.266	$17.645	$17.638	$16.127	$15.022	$10.939	$9.323
Number of accumulation units outstanding at end of period (in thousands)	10	17	15	16	32	34	34	42	21	7
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$28.000	$21.745	$22.321	$16.962	$16.990	$15.566	$14.528	$10.600	$9.052	$9.283
Accumulation unit value at end of period	$37.740	$28.000	$21.745	$22.321	$16.962	$16.990	$15.566	$14.528	$10.600	$9.052
Number of accumulation units outstanding at end of period (in thousands)	31	32	37	64	65	46	48	57	40	21
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151	$9.403
Accumulation unit value at end of period	$37.472	$27.857	$21.678	$22.296	$16.978	$17.039	$15.642	$14.628	$10.695	$9.151
Number of accumulation units outstanding at end of period (in thousands)	67	68	72	79	112	103	94	88	95	84
T. Rowe Price Retirement 2010 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.699	$15.338	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.678	$17.699	$15.338	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$17.291	$15.014	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.186	$17.291	$15.014	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	24	25	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.991	$14.776	$15.485	$14.011	$13.212	$13.444	$12.933	$11.672	$10.485	$10.536
Accumulation unit value at end of period	$18.825	$16.991	$14.776	$15.485	$14.011	$13.212	$13.444	$12.933	$11.672	$10.485
Number of accumulation units outstanding at end of period (in thousands)	6	9	9	3	3	24	22	17	38	31

APP I-328

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$16.696	$14.541	$15.262	$13.830	$13.061	$13.310	$12.824	$11.590	$10.427	$10.494
Accumulation unit value at end of period	$18.471	$16.696	$14.541	$15.262	$13.830	$13.061	$13.310	$12.824	$11.590	$10.427
Number of accumulation units outstanding at end of period (in thousands)	-	2	2	2	2	-	3	3	3	7
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$16.503	$14.387	$15.115	$13.711	$12.961	$13.222	$12.751	$11.536	$10.389	$10.466
Accumulation unit value at end of period	$18.238	$16.503	$14.387	$15.115	$13.711	$12.961	$13.222	$12.751	$11.536	$10.389
Number of accumulation units outstanding at end of period (in thousands)	7	6	5	8	6	8	15	21	12	10
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$16.311	$14.234	$14.970	$13.593	$12.862	$13.134	$12.679	$11.483	$10.351	$10.438
Accumulation unit value at end of period	$18.009	$16.311	$14.234	$14.970	$13.593	$12.862	$13.134	$12.679	$11.483	$10.351
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.935	$13.934	$14.683	$13.359	$12.667	$12.960	$12.536	$11.376	$10.275	$10.382
Accumulation unit value at end of period	$17.558	$15.935	$13.934	$14.683	$13.359	$12.667	$12.960	$12.536	$11.376	$10.275
Number of accumulation units outstanding at end of period (in thousands)	10	14	15	17	34	31	39	30	47	21
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$15.567	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200	$10.327
Accumulation unit value at end of period	$17.119	$15.567	$13.640	$14.402	$13.130	$12.474	$12.788	$12.395	$11.270	$10.200
Number of accumulation units outstanding at end of period (in thousands)	14	8	7	8	23	23	32	29	61	63
T. Rowe Price Retirement 2020 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.581	$16.515	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.028	$19.581	$16.515	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-329

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.129	$16.166	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.477	$19.129	$16.166	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	142	146	141	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.797	$15.909	$16.908	$14.754	$13.870	$14.061	$13.444	$11.500	$10.100	$10.327
Accumulation unit value at end of period	$21.073	$18.797	$15.909	$16.908	$14.754	$13.870	$14.061	$13.444	$11.500	$10.100
Number of accumulation units outstanding at end of period (in thousands)	162	167	164	138	96	134	138	129	270	187
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.471	$15.657	$16.665	$14.563	$13.711	$13.921	$13.331	$11.420	$10.044	$10.285
Accumulation unit value at end of period	$20.676	$18.471	$15.657	$16.665	$14.563	$13.711	$13.921	$13.331	$11.420	$10.044
Number of accumulation units outstanding at end of period (in thousands)	17	13	11	7	6	10	14	11	11	6
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.257	$15.491	$16.505	$14.437	$13.606	$13.829	$13.255	$11.367	$10.007	$10.258
Accumulation unit value at end of period	$20.416	$18.257	$15.491	$16.505	$14.437	$13.606	$13.829	$13.255	$11.367	$10.007
Number of accumulation units outstanding at end of period (in thousands)	94	109	108	126	104	104	102	105	92	87
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.045	$15.326	$16.346	$14.313	$13.503	$13.737	$13.180	$11.314	$9.971	$10.231
Accumulation unit value at end of period	$20.159	$18.045	$15.326	$16.346	$14.313	$13.503	$13.737	$13.180	$11.314	$9.971
Number of accumulation units outstanding at end of period (in thousands)	19	31	11	9	8	11	9	2	2	4
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$17.629	$15.003	$16.033	$14.067	$13.297	$13.555	$13.032	$11.209	$9.898	$10.176
Accumulation unit value at end of period	$19.655	$17.629	$15.003	$16.033	$14.067	$13.297	$13.555	$13.032	$11.209	$9.898
Number of accumulation units outstanding at end of period (in thousands)	73	130	153	142	183	171	164	156	96	63

APP I-330

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.222	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825	$10.122
Accumulation unit value at end of period	$19.163	$17.222	$14.686	$15.726	$13.825	$13.095	$13.375	$12.885	$11.105	$9.825
Number of accumulation units outstanding at end of period (in thousands)	68	77	84	79	92	80	133	169	214	224
T. Rowe Price Retirement 2030 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.115	$17.348	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.311	$21.115	$17.348	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.628	$16.982	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.703	$20.628	$16.982	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	172	176	168	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.270	$16.712	$18.011	$15.231	$14.286	$14.433	$13.742	$11.284	$9.752	$10.126
Accumulation unit value at end of period	$23.257	$20.270	$16.712	$18.011	$15.231	$14.286	$14.433	$13.742	$11.284	$9.752
Number of accumulation units outstanding at end of period (in thousands)	212	194	190	163	85	81	78	57	197	129
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.918	$16.447	$17.752	$15.035	$14.123	$14.289	$13.626	$11.205	$9.699	$10.085
Accumulation unit value at end of period	$22.819	$19.918	$16.447	$17.752	$15.035	$14.123	$14.289	$13.626	$11.205	$9.699
Number of accumulation units outstanding at end of period (in thousands)	12	9	9	7	5	3	27	17	12	11
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.687	$16.272	$17.582	$14.905	$14.015	$14.194	$13.549	$11.153	$9.663	$10.058
Accumulation unit value at end of period	$22.532	$19.687	$16.272	$17.582	$14.905	$14.015	$14.194	$13.549	$11.153	$9.663
Number of accumulation units outstanding at end of period (in thousands)	197	202	200	201	164	149	103	88	65	55

APP I-331

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$19.459	$16.100	$17.413	$14.776	$13.908	$14.100	$13.472	$11.101	$9.628	$10.031
Accumulation unit value at end of period	$22.248	$19.459	$16.100	$17.413	$14.776	$13.908	$14.100	$13.472	$11.101	$9.628
Number of accumulation units outstanding at end of period (in thousands)	2	3	1	1	1	1	1	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.010	$15.760	$17.079	$14.523	$13.696	$13.913	$13.321	$10.998	$9.557	$9.978
Accumulation unit value at end of period	$21.692	$19.010	$15.760	$17.079	$14.523	$13.696	$13.913	$13.321	$10.998	$9.557
Number of accumulation units outstanding at end of period (in thousands)	58	56	56	57	105	100	145	106	100	76
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.571	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487	$9.925
Accumulation unit value at end of period	$21.149	$18.571	$15.427	$16.752	$14.273	$13.488	$13.729	$13.171	$10.896	$9.487
Number of accumulation units outstanding at end of period (in thousands)	144	143	135	123	141	113	121	115	133	131
T. Rowe Price Retirement 2040 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.146	$17.881	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.991	$22.146	$17.881	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.635	$17.503	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.341	$21.635	$17.503	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	78	87	80	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.260	$17.225	$18.764	$15.538	$14.578	$14.703	$13.986	$11.217	$9.636	$10.086
Accumulation unit value at end of period	$24.864	$21.260	$17.225	$18.764	$15.538	$14.578	$14.703	$13.986	$11.217	$9.636
Number of accumulation units outstanding at end of period (in thousands)	109	97	100	89	51	52	41	35	55	40

APP I-332

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.891	$16.952	$18.494	$15.337	$14.412	$14.557	$13.868	$11.139	$9.583	$10.046
Accumulation unit value at end of period	$24.396	$20.891	$16.952	$18.494	$15.337	$14.412	$14.557	$13.868	$11.139	$9.583
Number of accumulation units outstanding at end of period (in thousands)	4	3	2	2	1	1	2	3	11	3
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.649	$16.772	$18.316	$15.205	$14.302	$14.460	$13.789	$11.087	$9.548	$10.019
Accumulation unit value at end of period	$24.089	$20.649	$16.772	$18.316	$15.205	$14.302	$14.460	$13.789	$11.087	$9.548
Number of accumulation units outstanding at end of period (in thousands)	61	82	87	82	60	51	54	41	27	17
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.409	$16.594	$18.140	$15.073	$14.192	$14.364	$13.712	$11.036	$9.513	$9.993
Accumulation unit value at end of period	$23.786	$20.409	$16.594	$18.140	$15.073	$14.192	$14.364	$13.712	$11.036	$9.513
Number of accumulation units outstanding at end of period (in thousands)	8	7	4	3	2	2	1	-	-	11
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.938	$16.244	$17.793	$14.814	$13.976	$14.174	$13.557	$10.933	$9.443	$9.939
Accumulation unit value at end of period	$23.191	$19.938	$16.244	$17.793	$14.814	$13.976	$14.174	$13.557	$10.933	$9.443
Number of accumulation units outstanding at end of period (in thousands)	70	67	62	57	93	96	77	74	56	51
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.479	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374	$9.886
Accumulation unit value at end of period	$22.610	$19.479	$15.901	$17.452	$14.560	$13.764	$13.986	$13.404	$10.831	$9.374
Number of accumulation units outstanding at end of period (in thousands)	79	78	74	77	82	80	104	98	101	104
T. Rowe Price Retirement 2050 Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.267	$17.887	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.245	$22.267	$17.887	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-333

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.754	$17.510	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.588	$21.754	$17.510	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	39	32	25	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.376	$17.232	$18.819	$15.539	$14.569	$14.682	$13.967	$11.208	$9.629	$10.071
Accumulation unit value at end of period	$25.107	$21.376	$17.232	$18.819	$15.539	$14.569	$14.682	$13.967	$11.208	$9.629
Number of accumulation units outstanding at end of period (in thousands)	64	40	44	33	17	14	14	8	17	11
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$21.006	$16.958	$18.549	$15.338	$14.402	$14.536	$13.848	$11.130	$9.576	$10.031
Accumulation unit value at end of period	$24.634	$21.006	$16.958	$18.549	$15.338	$14.402	$14.536	$13.848	$11.130	$9.576
Number of accumulation units outstanding at end of period (in thousands)	3	2	1	2	1	1	-	1	3	2
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.762	$16.778	$18.370	$15.206	$14.292	$14.440	$13.770	$11.078	$9.541	$10.004
Accumulation unit value at end of period	$24.324	$20.762	$16.778	$18.370	$15.206	$14.292	$14.440	$13.770	$11.078	$9.541
Number of accumulation units outstanding at end of period (in thousands)	36	38	35	32	34	32	28	16	11	8
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.521	$16.600	$18.194	$15.074	$14.183	$14.344	$13.692	$11.027	$9.506	$9.978
Accumulation unit value at end of period	$24.018	$20.521	$16.600	$18.194	$15.074	$14.183	$14.344	$13.692	$11.027	$9.506
Number of accumulation units outstanding at end of period (in thousands)	1	8	1	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$20.048	$16.250	$17.845	$14.815	$13.967	$14.154	$13.538	$10.924	$9.437	$9.924
Accumulation unit value at end of period	$23.417	$20.048	$16.250	$17.845	$14.815	$13.967	$14.154	$13.538	$10.924	$9.437
Number of accumulation units outstanding at end of period (in thousands)	67	57	62	71	73	73	78	74	62	51

APP I-334

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.585	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368	$9.872
Accumulation unit value at end of period	$22.831	$19.585	$15.907	$17.504	$14.561	$13.755	$13.966	$13.385	$10.823	$9.368
Number of accumulation units outstanding at end of period (in thousands)	35	28	24	26	22	15	14	17	18	16
T. Rowe Price Retirement Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.890	$14.741	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.700	$16.890	$14.741	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.500	$14.429	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.232	$16.500	$14.429	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$16.214	$14.200	$14.832	$13.574	$12.876	$13.104	$12.737	$11.777	$10.807	$10.768
Accumulation unit value at end of period	$17.889	$16.214	$14.200	$14.832	$13.574	$12.876	$13.104	$12.737	$11.777	$10.807
Number of accumulation units outstanding at end of period (in thousands)	29	29	29	-	-	-	-	-	6	2
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.933	$13.975	$14.619	$13.399	$12.729	$12.974	$12.629	$11.694	$10.747	$10.725
Accumulation unit value at end of period	$17.552	$15.933	$13.975	$14.619	$13.399	$12.729	$12.974	$12.629	$11.694	$10.747
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	1	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.748	$13.827	$14.478	$13.283	$12.631	$12.887	$12.557	$11.640	$10.708	$10.697
Accumulation unit value at end of period	$17.331	$15.748	$13.827	$14.478	$13.283	$12.631	$12.887	$12.557	$11.640	$10.708
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	5	3	3	3	3	3	1

APP I-335

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$15.565	$13.680	$14.339	$13.169	$12.535	$12.802	$12.486	$11.586	$10.669	$10.668
Accumulation unit value at end of period	$17.113	$15.565	$13.680	$14.339	$13.169	$12.535	$12.802	$12.486	$11.586	$10.669
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$15.206	$13.391	$14.064	$12.943	$12.344	$12.632	$12.346	$11.478	$10.591	$10.611
Accumulation unit value at end of period	$16.685	$15.206	$13.391	$14.064	$12.943	$12.344	$12.632	$12.346	$11.478	$10.591
Number of accumulation units outstanding at end of period (in thousands)	24	24	24	24	12	10	10	9	15	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.855	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513	$10.555
Accumulation unit value at end of period	$16.267	$14.855	$13.108	$13.795	$12.720	$12.156	$12.465	$12.206	$11.371	$10.513
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	26	14	13	14	13	17
Templeton Foreign Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.401	$11.043	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.322	$12.401	$11.043	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.612	$13.931	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.482	$15.612	$13.931	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	69	75	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103	$18.540
Accumulation unit value at end of period	$23.913	$24.151	$21.582	$25.519	$21.906	$19.721	$21.333	$24.036	$18.995	$16.103
Number of accumulation units outstanding at end of period (in thousands)	4	3	10	14	14	18	15	54	576	584
APP I-336

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.512	$21.043	$24.918	$21.422	$19.315	$20.925	$23.612	$18.688	$15.866	$18.295
Accumulation unit value at end of period	$23.245	$23.512	$21.043	$24.918	$21.422	$19.315	$20.925	$23.612	$18.688	$15.866
Number of accumulation units outstanding at end of period (in thousands)	11	14	17	13	12	14	15	17	19	18
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.669	$10.454	$12.392	$10.664	$9.625	$10.437	$11.789	$9.340	$7.937	$9.162
Accumulation unit value at end of period	$11.525	$11.669	$10.454	$12.392	$10.664	$9.625	$10.437	$11.789	$9.340	$7.937
Number of accumulation units outstanding at end of period (in thousands)	5	10	11	12	7	7	26	3	3	1
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.158	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879	$18.347
Accumulation unit value at end of period	$22.850	$23.158	$20.768	$24.643	$21.227	$19.177	$20.818	$23.537	$18.666	$15.879
Number of accumulation units outstanding at end of period (in thousands)	16	33	33	38	49	46	42	43	64	57
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.235	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828	$9.063
Accumulation unit value at end of period	$11.064	$11.235	$10.096	$12.004	$10.361	$9.379	$10.201	$11.557	$9.184	$7.828
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	7	17	15	15	27	21	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953	$17.346
Accumulation unit value at end of period	$20.756	$21.120	$19.016	$22.655	$19.593	$17.772	$19.369	$21.987	$17.507	$14.953
Number of accumulation units outstanding at end of period (in thousands)	13	14	16	16	22	24	26	31	28	29
Templeton Global Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.520	$16.441	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.768	$16.520	$16.441	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-337

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$16.139	$16.094	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.373	$16.139	$16.094	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$17.543	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$16.494	$14.314	$14.736
Accumulation unit value at end of period	$16.686	$17.543	$17.520	$17.388	$17.073	$16.153	$16.956	$16.776	$16.494	$14.314
Number of accumulation units outstanding at end of period (in thousands)	52	47	51	43	42	39	61	38	24	13
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.268	$19.272	$19.155	$18.837	$17.848	$18.764	$18.593	$18.308	$15.912	$16.405
Accumulation unit value at end of period	$18.299	$19.268	$19.272	$19.155	$18.837	$17.848	$18.764	$18.593	$18.308	$15.912
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	15	16	16	15	14	14	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.003	$17.023	$16.937	$16.672	$15.813	$16.641	$16.506	$16.269	$14.154	$14.607
Accumulation unit value at end of period	$16.131	$17.003	$17.023	$16.937	$16.672	$15.813	$16.641	$16.506	$16.269	$14.154
Number of accumulation units outstanding at end of period (in thousands)	17	14	15	22	23	28	27	19	31	29
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.752	$18.794	$18.718	$18.443	$17.510	$18.445	$18.314	$18.069	$15.736	$16.256
Accumulation unit value at end of period	$17.774	$18.752	$18.794	$18.718	$18.443	$17.510	$18.445	$18.314	$18.069	$15.736
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	4	4	8	5	10	23
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.376	$16.445	$16.412	$16.203	$15.414	$16.270	$16.186	$16.002	$13.964	$14.454
Accumulation unit value at end of period	$15.491	$16.376	$16.445	$16.412	$16.203	$15.414	$16.270	$16.186	$16.002	$13.964
Number of accumulation units outstanding at end of period (in thousands)	23	35	34	29	35	36	39	36	20	17

APP I-338

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389	$15.962
Accumulation unit value at end of period	$16.768	$17.762	$17.872	$17.872	$17.680	$16.853	$17.824	$17.768	$17.601	$15.389
Number of accumulation units outstanding at end of period (in thousands)	39	44	54	64	84	83	98	99	101	73
Templeton Growth Fund, Inc.
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$14.519	$12.663	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.330	$14.519	$12.663	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.500	$17.915	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.601	$20.500	$17.915	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	14	18	19	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.025	$17.526	$20.611	$17.584	$16.203	$17.410	$17.838	$13.774	$11.390	$12.228
Accumulation unit value at end of period	$21.069	$20.025	$17.526	$20.611	$17.584	$16.203	$17.410	$17.838	$13.774	$11.390
Number of accumulation units outstanding at end of period (in thousands)	24	15	18	17	23	28	30	31	16	15
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.561	$17.145	$20.194	$17.254	$15.923	$17.134	$17.583	$13.597	$11.260	$12.107
Accumulation unit value at end of period	$20.550	$19.561	$17.145	$20.194	$17.254	$15.923	$17.134	$17.583	$13.597	$11.260
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	2	2	3	-	1	1	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.829	$10.379	$12.236	$10.465	$9.668	$10.414	$10.697	$8.280	$6.864	$7.388
Accumulation unit value at end of period	$12.415	$11.829	$10.379	$12.236	$10.465	$9.668	$10.414	$10.697	$8.280	$6.864
Number of accumulation units outstanding at end of period (in thousands)	6	22	21	20	27	25	11	10	42	28

APP I-339

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.959	$16.651	$19.651	$16.824	$15.557	$16.774	$17.247	$13.364	$11.089	$11.947
Accumulation unit value at end of period	$19.877	$18.959	$16.651	$19.651	$16.824	$15.557	$16.774	$17.247	$13.364	$11.089
Number of accumulation units outstanding at end of period (in thousands)	14	15	12	15	15	27	27	29	27	26
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.390	$10.023	$11.853	$10.168	$9.422	$10.179	$10.487	$8.142	$6.770	$7.308
Accumulation unit value at end of period	$11.918	$11.390	$10.023	$11.853	$10.168	$9.422	$10.179	$10.487	$8.142	$6.770
Number of accumulation units outstanding at end of period (in thousands)	13	12	14	10	13	18	35	35	25	29
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756	$11.634
Accumulation unit value at end of period	$18.598	$17.809	$15.704	$18.609	$15.995	$14.850	$16.075	$16.595	$12.911	$10.756
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	9	11	12	14	15	22	23
The Hartford Balanced Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$19.937	$16.786	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.382	$19.937	$16.786	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.586	$16.524	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.964	$19.586	$16.524	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.327	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$11.931	$11.243	$-
Accumulation unit value at end of period	$20.655	$19.327	$16.329	$17.305	$15.609	$14.106	$14.229	$13.295	$11.931	$-
Number of accumulation units outstanding at end of period (in thousands)	4	2	16	2	3	5	5	4	-	-

APP I-340

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$19.071	$16.137	$17.128	$15.472	$14.003	$14.146	$13.237	$11.898	$11.223	$-
Accumulation unit value at end of period	$20.351	$19.071	$16.137	$17.128	$15.472	$14.003	$14.146	$13.237	$11.898	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$18.902	$16.011	$17.010	$15.381	$13.934	$14.091	$13.199	$11.875	$11.209	$-
Accumulation unit value at end of period	$20.151	$18.902	$16.011	$17.010	$15.381	$13.934	$14.091	$13.199	$11.875	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.735	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$11.196	$-
Accumulation unit value at end of period	$19.952	$18.735	$15.885	$16.894	$15.291	$13.866	$14.037	$13.161	$11.853	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.405	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$11.168	$-
Accumulation unit value at end of period	$19.562	$18.405	$15.636	$16.663	$15.112	$13.732	$13.928	$13.085	$11.808	$-
Number of accumulation units outstanding at end of period (in thousands)	12	11	17	5	2	2	1	1	2	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$11.141	$-
Accumulation unit value at end of period	$19.179	$18.081	$15.391	$16.435	$14.935	$13.598	$13.820	$13.010	$11.764	$-
Number of accumulation units outstanding at end of period (in thousands)	7	8	6	5	3	1	1	-	-	-
The Hartford Capital Appreciation Fund — Class R4
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$49.365	$37.914	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$59.508	$49.365	$37.914	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-341

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.712	$18.248	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.528	$23.712	$18.248	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.263	$17.929	$18.948	$15.705	$15.162	$15.038	$14.081	$9.985	$8.345	$9.895
Accumulation unit value at end of period	$27.945	$23.263	$17.929	$18.948	$15.705	$15.162	$15.038	$14.081	$9.985	$8.345
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	1	13	18	13	13	12	12
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.822	$17.616	$18.645	$15.477	$14.964	$14.864	$13.939	$9.899	$8.286	$9.839
Accumulation unit value at end of period	$27.374	$22.822	$17.616	$18.645	$15.477	$14.964	$14.864	$13.939	$9.899	$8.286
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$46.262	$35.744	$37.871	$31.467	$30.454	$30.281	$28.425	$20.206	$16.930	$20.125
Accumulation unit value at end of period	$55.433	$46.262	$35.744	$37.871	$31.467	$30.454	$30.281	$28.425	$20.206	$16.930
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	3	3	9	12	12	8
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.247	$17.206	$18.249	$15.178	$14.704	$14.635	$13.752	$9.785	$8.207	$9.766
Accumulation unit value at end of period	$26.631	$22.247	$17.206	$18.249	$15.178	$14.704	$14.635	$13.752	$9.785	$8.207
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	3	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$44.784	$34.706	$36.883	$30.738	$29.837	$29.757	$28.017	$19.975	$16.788	$20.015
Accumulation unit value at end of period	$53.502	$44.784	$34.706	$36.883	$30.738	$29.837	$29.757	$28.017	$19.975	$16.788
Number of accumulation units outstanding at end of period (in thousands)	5	4	5	4	5	5	3	7	2	5

APP I-342

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.140	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052	$9.620
Accumulation unit value at end of period	$25.205	$21.140	$16.416	$17.480	$14.597	$14.198	$14.188	$13.385	$9.562	$8.052
Number of accumulation units outstanding at end of period (in thousands)	16	16	16	19	31	40	45	42	43	32
The Hartford Capital Appreciation Fund — Class R5
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$22.651	$17.341	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.383	$22.651	$17.341	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.595	$18.100	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.468	$23.595	$18.100	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	24	27	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.152	$17.786	$18.744	$15.487	$14.906	$14.739	$13.762	$9.731	$8.109	$9.586
Accumulation unit value at end of period	$27.891	$23.152	$17.786	$18.744	$15.487	$14.906	$14.739	$13.762	$9.731	$8.109
Number of accumulation units outstanding at end of period (in thousands)	79	83	91	120	98	122	103	105	117	119
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.717	$17.478	$18.447	$15.265	$14.714	$14.571	$13.625	$9.649	$8.052	$9.534
Accumulation unit value at end of period	$27.326	$22.717	$17.478	$18.447	$15.265	$14.714	$14.571	$13.625	$9.649	$8.052
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	21	66	31
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.432	$17.276	$18.252	$15.118	$14.587	$14.460	$13.535	$9.594	$8.015	$9.499
Accumulation unit value at end of period	$26.956	$22.432	$17.276	$18.252	$15.118	$14.587	$14.460	$13.535	$9.594	$8.015
Number of accumulation units outstanding at end of period (in thousands)	58	62	69	71	106	106	116	89	95	76

APP I-343

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.150	$17.076	$18.058	$14.973	$14.461	$14.350	$13.445	$9.540	$7.978	$9.464
Accumulation unit value at end of period	$26.590	$22.150	$17.076	$18.058	$14.973	$14.461	$14.350	$13.445	$9.540	$7.978
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	9	12	11	11	16	15	52
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.596	$16.683	$17.678	$14.687	$14.213	$14.132	$13.268	$9.433	$7.904	$9.396
Accumulation unit value at end of period	$25.874	$21.596	$16.683	$17.678	$14.687	$14.213	$14.132	$13.268	$9.433	$7.904
Number of accumulation units outstanding at end of period (in thousands)	39	41	45	45	84	83	110	131	92	86
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.057	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831	$9.327
Accumulation unit value at end of period	$25.178	$21.057	$16.299	$17.306	$14.406	$13.970	$13.917	$13.092	$9.327	$7.831
Number of accumulation units outstanding at end of period (in thousands)	63	76	81	89	118	125	133	141	179	230
The Hartford Checks and Balances Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.220	$18.995	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.177	$23.220	$18.995	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.767	$18.662	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.615	$22.767	$18.662	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$22.433	$18.416	$19.213	$16.890	$15.799	$15.930	$14.772	$12.146	$10.751	$11.106
Accumulation unit value at end of period	$25.202	$22.433	$18.416	$19.213	$16.890	$15.799	$15.930	$14.772	$12.146	$10.751
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	9	9	8	6	4	7	2

APP I-344

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.105	$18.173	$18.989	$16.717	$15.661	$15.815	$14.687	$12.095	$10.721	$11.092
Accumulation unit value at end of period	$24.795	$22.105	$18.173	$18.989	$16.717	$15.661	$15.815	$14.687	$12.095	$10.721
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$21.888	$18.013	$18.840	$16.603	$15.569	$15.738	$14.631	$12.060	$10.702	$11.082
Accumulation unit value at end of period	$24.528	$21.888	$18.013	$18.840	$16.603	$15.569	$15.738	$14.631	$12.060	$10.702
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	2	1	4	4	4	22	20
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.674	$17.855	$18.693	$16.490	$15.479	$15.662	$14.575	$12.026	$10.682	$11.073
Accumulation unit value at end of period	$24.263	$21.674	$17.855	$18.693	$16.490	$15.479	$15.662	$14.575	$12.026	$10.682
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.251	$17.541	$18.402	$16.266	$15.299	$15.511	$14.463	$11.958	$10.643	$11.054
Accumulation unit value at end of period	$23.743	$21.251	$17.541	$18.402	$16.266	$15.299	$15.511	$14.463	$11.958	$10.643
Number of accumulation units outstanding at end of period (in thousands)	-	5	4	4	3	3	2	5	1	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.837	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603	$11.036
Accumulation unit value at end of period	$23.233	$20.837	$17.234	$18.116	$16.045	$15.121	$15.362	$14.352	$11.890	$10.603
Number of accumulation units outstanding at end of period (in thousands)	4	6	6	6	9	9	8	6	7	10
The Hartford Conservative Allocation Fund — Class R4
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$20.299	$17.884	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.030	$20.299	$17.884	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-345

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.577	$12.869	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.789	$14.577	$12.869	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.301	$12.644	$13.188	$12.044	$11.618	$12.086	$12.179	$12.110	$11.123	$10.988
Accumulation unit value at end of period	$15.467	$14.301	$12.644	$13.188	$12.044	$11.618	$12.086	$12.179	$12.110	$11.123
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	12	15	31	16	23	21	12
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.030	$12.423	$12.977	$11.870	$11.467	$11.946	$12.056	$12.006	$11.044	$10.926
Accumulation unit value at end of period	$15.151	$14.030	$12.423	$12.977	$11.870	$11.467	$11.946	$12.056	$12.006	$11.044
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.023	$16.860	$17.631	$16.142	$15.610	$16.278	$16.445	$16.393	$15.094	$14.948
Accumulation unit value at end of period	$20.522	$19.023	$16.860	$17.631	$16.142	$15.610	$16.278	$16.445	$16.393	$15.094
Number of accumulation units outstanding at end of period (in thousands)	23	22	23	23	22	21	28	34	61	70
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.677	$12.134	$12.701	$11.640	$11.268	$11.762	$11.895	$11.869	$10.939	$10.844
Accumulation unit value at end of period	$14.740	$13.677	$12.134	$12.701	$11.640	$11.268	$11.762	$11.895	$11.869	$10.939
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	3	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.415	$16.371	$17.171	$15.768	$15.294	$15.997	$16.209	$16.206	$14.967	$14.867
Accumulation unit value at end of period	$19.807	$18.415	$16.371	$17.171	$15.768	$15.294	$15.997	$16.209	$16.206	$14.967
Number of accumulation units outstanding at end of period (in thousands)	9	7	8	7	6	8	8	8	7	6
APP I-346

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.996	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733	$10.683
Accumulation unit value at end of period	$13.950	$12.996	$11.577	$12.167	$11.195	$10.880	$11.403	$11.577	$11.599	$10.733
Number of accumulation units outstanding at end of period (in thousands)	6	7	7	6	5	4	3	3	4	4
The Hartford Conservative Allocation Fund — Class R5
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.038	$13.196	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.353	$15.038	$13.196	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$14.855	$13.061	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.121	$14.855	$13.061	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$14.576	$12.835	$13.355	$12.153	$11.699	$12.124	$12.186	$12.081	$11.063	$10.896
Accumulation unit value at end of period	$15.795	$14.576	$12.835	$13.355	$12.153	$11.699	$12.124	$12.186	$12.081	$11.063
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	2	1	2	3	2
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.302	$12.613	$13.144	$11.979	$11.548	$11.985	$12.065	$11.979	$10.986	$10.836
Accumulation unit value at end of period	$15.475	$14.302	$12.613	$13.144	$11.979	$11.548	$11.985	$12.065	$11.979	$10.986
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.122	$12.467	$13.005	$11.864	$11.449	$11.894	$11.985	$11.912	$10.935	$10.797
Accumulation unit value at end of period	$15.265	$14.122	$12.467	$13.005	$11.864	$11.449	$11.894	$11.985	$11.912	$10.935
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	6	10	15	9	10	17	16

APP I-347

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$13.944	$12.322	$12.867	$11.750	$11.350	$11.804	$11.906	$11.845	$10.885	$10.757
Accumulation unit value at end of period	$15.058	$13.944	$12.322	$12.867	$11.750	$11.350	$11.804	$11.906	$11.845	$10.885
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$13.596	$12.039	$12.596	$11.525	$11.156	$11.625	$11.749	$11.712	$10.784	$10.679
Accumulation unit value at end of period	$14.653	$13.596	$12.039	$12.596	$11.525	$11.156	$11.625	$11.749	$11.712	$10.784
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	2	5	5	8	7	29	20
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.257	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684	$10.602
Accumulation unit value at end of period	$14.258	$13.257	$11.762	$12.331	$11.305	$10.964	$11.448	$11.594	$11.580	$10.684
Number of accumulation units outstanding at end of period (in thousands)	6	5	6	6	10	12	11	9	8	18
The Hartford Dividend and Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$48.628	$38.133	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.264	$48.628	$38.133	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.942	$20.383	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.826	$25.942	$20.383	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.450	$20.027	$21.314	$18.193	$16.002	$16.322	$14.604	$11.210	$9.972	$9.933
Accumulation unit value at end of period	$27.257	$25.450	$20.027	$21.314	$18.193	$16.002	$16.322	$14.604	$11.210	$9.972
Number of accumulation units outstanding at end of period (in thousands)	9	9	10	9	2	1	1	9	41	37

APP I-348

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$24.968	$19.677	$20.973	$17.928	$15.793	$16.133	$14.457	$11.113	$9.901	$9.031
Accumulation unit value at end of period	$26.701	$24.968	$19.677	$20.973	$17.928	$15.793	$16.133	$14.457	$11.113	$9.901
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$45.572	$35.951	$38.356	$32.822	$28.941	$29.594	$26.545	$20.426	$18.216	$18.190
Accumulation unit value at end of period	$48.686	$45.572	$35.951	$38.356	$32.822	$28.941	$29.594	$26.545	$20.426	$18.216
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	28	37	37	38	36	36	33
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.339	$19.220	$20.526	$17.582	$15.519	$15.885	$14.263	$10.986	$9.807	$8.963
Accumulation unit value at end of period	$25.976	$24.339	$19.220	$20.526	$17.582	$15.519	$15.885	$14.263	$10.986	$9.807
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$44.116	$34.907	$37.355	$32.061	$28.355	$29.082	$26.164	$20.193	$18.062	$18.091
Accumulation unit value at end of period	$46.989	$44.116	$34.907	$37.355	$32.061	$28.355	$29.082	$26.164	$20.193	$18.062
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	3	3	2	7	10	7	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.128	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622	$9.657
Accumulation unit value at end of period	$24.585	$23.128	$18.337	$19.662	$16.909	$14.984	$15.400	$13.882	$10.736	$9.622
Number of accumulation units outstanding at end of period (in thousands)	10	18	19	19	20	23	20	15	23	9
The Hartford Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.317	$24.127	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.568	$30.317	$24.127	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-349

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.726	$23.704	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.891	$29.726	$23.704	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.291	$23.392	$25.563	$21.882	$19.150	$19.389	$17.876	$13.899	$12.298	$11.544
Accumulation unit value at end of period	$30.392	$29.291	$23.392	$25.563	$21.882	$19.150	$19.389	$17.876	$13.899	$12.298
Number of accumulation units outstanding at end of period (in thousands)	4	3	8	8	9	9	8	7	3	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.861	$23.083	$25.264	$21.659	$18.982	$19.249	$17.773	$13.840	$12.264	$11.530
Accumulation unit value at end of period	$29.902	$28.861	$23.083	$25.264	$21.659	$18.982	$19.249	$17.773	$13.840	$12.264
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.579	$22.880	$25.067	$21.511	$18.872	$19.156	$17.705	$13.801	$12.241	$11.520
Accumulation unit value at end of period	$29.580	$28.579	$22.880	$25.067	$21.511	$18.872	$19.156	$17.705	$13.801	$12.241
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$28.299	$22.679	$24.871	$21.364	$18.762	$19.063	$17.637	$13.761	$12.218	$11.510
Accumulation unit value at end of period	$29.260	$28.299	$22.679	$24.871	$21.364	$18.762	$19.063	$17.637	$13.761	$12.218
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.747	$22.281	$24.484	$21.074	$18.544	$18.880	$17.502	$13.683	$12.173	$11.491
Accumulation unit value at end of period	$28.633	$27.747	$22.281	$24.484	$21.074	$18.544	$18.880	$17.502	$13.683	$12.173
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	12	10	10	5	10	-	-

APP I-350

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$27.206	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129	$11.471
Accumulation unit value at end of period	$28.018	$27.206	$21.890	$24.103	$20.787	$18.328	$18.698	$17.368	$13.606	$12.129
Number of accumulation units outstanding at end of period (in thousands)	8	7	6	6	5	5	4	3	9	6
The Hartford Growth Allocation Fund — Class R4
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.522	$26.711	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$36.698	$32.522	$26.711	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.394	$15.138	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.715	$18.394	$15.138	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.046	$14.874	$16.143	$13.698	$13.087	$13.648	$13.473	$11.255	$9.797	$10.289
Accumulation unit value at end of period	$20.292	$18.046	$14.874	$16.143	$13.698	$13.087	$13.648	$13.473	$11.255	$9.797
Number of accumulation units outstanding at end of period (in thousands)	2	2	5	19	18	15	14	10	10	4
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.704	$14.614	$15.885	$13.499	$12.916	$13.490	$13.337	$11.158	$9.727	$10.231
Accumulation unit value at end of period	$19.877	$17.704	$14.614	$15.885	$13.499	$12.916	$13.490	$13.337	$11.158	$9.727
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$30.477	$25.183	$27.401	$23.309	$22.325	$23.339	$23.097	$19.343	$16.880	$17.773
Accumulation unit value at end of period	$34.185	$30.477	$25.183	$27.401	$23.309	$22.325	$23.339	$23.097	$19.343	$16.880
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	9	6	6	3

APP I-351

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.258	$14.274	$15.547	$13.239	$12.692	$13.282	$13.158	$11.030	$9.635	$10.155
Accumulation unit value at end of period	$19.338	$17.258	$14.274	$15.547	$13.239	$12.692	$13.282	$13.158	$11.030	$9.635
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$29.503	$24.451	$26.685	$22.769	$21.873	$22.935	$22.766	$19.122	$16.738	$17.676
Accumulation unit value at end of period	$32.994	$29.503	$24.451	$26.685	$22.769	$21.873	$22.935	$22.766	$19.122	$16.738
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	4	1	3	6	7	6	3
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.399	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454	$10.003
Accumulation unit value at end of period	$18.302	$16.399	$13.618	$14.892	$12.732	$12.255	$12.876	$12.807	$10.779	$9.454
Number of accumulation units outstanding at end of period (in thousands)	5	4	4	13	34	30	34	28	34	25
The Hartford Growth Allocation Fund — Class R5
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.714	$15.317	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.177	$18.714	$15.317	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$18.463	$15.142	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.851	$18.463	$15.142	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$18.116	$14.880	$16.105	$13.626	$12.969	$13.491	$13.273	$11.060	$9.597	$10.047
Accumulation unit value at end of period	$20.429	$18.116	$14.880	$16.105	$13.626	$12.969	$13.491	$13.273	$11.060	$9.597
Number of accumulation units outstanding at end of period (in thousands)	17	31	27	19	3	3	3	5	7	3

APP I-352

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.775	$14.622	$15.851	$13.430	$12.802	$13.337	$13.141	$10.967	$9.531	$9.992
Accumulation unit value at end of period	$20.015	$17.775	$14.622	$15.851	$13.430	$12.802	$13.337	$13.141	$10.967	$9.531
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	5	4	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.552	$14.453	$15.683	$13.301	$12.692	$13.236	$13.054	$10.905	$9.487	$9.956
Accumulation unit value at end of period	$19.744	$17.552	$14.453	$15.683	$13.301	$12.692	$13.236	$13.054	$10.905	$9.487
Number of accumulation units outstanding at end of period (in thousands)	89	88	82	81	68	64	25	21	22	8
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.331	$14.286	$15.517	$13.174	$12.582	$13.135	$12.968	$10.844	$9.443	$9.920
Accumulation unit value at end of period	$19.476	$17.331	$14.286	$15.517	$13.174	$12.582	$13.135	$12.968	$10.844	$9.443
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.899	$13.957	$15.190	$12.922	$12.367	$12.935	$12.797	$10.722	$9.355	$9.848
Accumulation unit value at end of period	$18.952	$16.899	$13.957	$15.190	$12.922	$12.367	$12.935	$12.797	$10.722	$9.355
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	9	63	61	95	83	93	33
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.477	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269	$9.776
Accumulation unit value at end of period	$18.441	$16.477	$13.635	$14.870	$12.675	$12.155	$12.739	$12.628	$10.602	$9.269
Number of accumulation units outstanding at end of period (in thousands)	24	23	25	25	26	31	52	48	60	60
The Hartford Growth Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$60.222	$46.412	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$97.023	$60.222	$46.412	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-353

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$32.196	$24.863	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.768	$32.196	$24.863	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.586	$24.428	$24.602	$18.995	$19.307	$17.559	$15.552	$11.596	$9.228	$10.231
Accumulation unit value at end of period	$50.711	$31.586	$24.428	$24.602	$18.995	$19.307	$17.559	$15.552	$11.596	$9.228
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.987	$24.001	$24.209	$18.720	$19.055	$17.356	$15.395	$11.496	$9.162	$10.173
Accumulation unit value at end of period	$49.675	$30.987	$24.001	$24.209	$18.720	$19.055	$17.356	$15.395	$11.496	$9.162
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$56.436	$43.756	$44.179	$34.196	$34.844	$31.767	$28.208	$21.084	$16.820	$18.696
Accumulation unit value at end of period	$90.382	$56.436	$43.756	$44.179	$34.196	$34.844	$31.767	$28.208	$21.084	$16.820
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.207	$23.443	$23.694	$18.358	$18.724	$17.088	$15.189	$11.364	$9.075	$10.097
Accumulation unit value at end of period	$48.328	$30.207	$23.443	$23.694	$18.358	$18.724	$17.088	$15.189	$11.364	$9.075
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$54.634	$42.486	$43.026	$33.403	$34.138	$31.217	$27.803	$20.844	$16.678	$18.594
Accumulation unit value at end of period	$87.233	$54.634	$42.486	$43.026	$33.403	$34.138	$31.217	$27.803	$20.844	$16.678
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	1	-	-	1	4	3

APP I-354

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$28.704	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904	$9.947
Accumulation unit value at end of period	$45.740	$28.704	$22.366	$22.696	$17.655	$18.080	$16.566	$14.784	$11.106	$8.904
Number of accumulation units outstanding at end of period (in thousands)	4	11	9	7	8	3	3	4	2	2
The Hartford High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.427	$13.472	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.509	$15.427	$13.472	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.526	$17.085	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.854	$19.526	$17.085	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$13.344	$-
Accumulation unit value at end of period	$20.428	$19.157	$16.787	$17.494	$16.415	$14.587	$15.305	$15.048	$14.265	$-
Number of accumulation units outstanding at end of period (in thousands)	5	4	3	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$18.794	$16.494	$17.214	$16.177	$14.396	$15.128	$14.896	$14.142	$13.242	$-
Accumulation unit value at end of period	$20.011	$18.794	$16.494	$17.214	$16.177	$14.396	$15.128	$14.896	$14.142	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	2	2	2	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.707	$12.920	$13.498	$12.697	$11.311	$11.898	$11.727	$11.145	$10.443	$-
Accumulation unit value at end of period	$15.644	$14.707	$12.920	$13.498	$12.697	$11.311	$11.898	$11.727	$11.145	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-355

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$13.108	$-
Accumulation unit value at end of period	$19.468	$18.321	$16.111	$16.848	$15.864	$14.147	$14.896	$14.696	$13.980	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$10.433	$-
Accumulation unit value at end of period	$15.229	$14.360	$12.653	$13.259	$12.509	$11.177	$11.793	$11.658	$11.112	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$12.845	$-
Accumulation unit value at end of period	$18.426	$17.410	$15.371	$16.139	$15.258	$13.660	$14.441	$14.305	$13.663	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
The Hartford Inflation Plus Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.854	$13.011	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.102	$13.854	$13.011	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.558	$12.758	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.749	$13.558	$12.758	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.339	$12.571	$12.809	$12.807	$12.234	$12.484	$12.476	$13.813	$13.059	$11.611
Accumulation unit value at end of period	$14.490	$13.339	$12.571	$12.809	$12.807	$12.234	$12.484	$12.476	$13.813	$13.059
Number of accumulation units outstanding at end of period (in thousands)	4	5	5	4	4	1	-	1	2	3
APP I-356

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$13.124	$12.387	$12.640	$12.658	$12.109	$12.375	$12.386	$13.734	$13.003	$11.579
Accumulation unit value at end of period	$14.235	$13.124	$12.387	$12.640	$12.658	$12.109	$12.375	$12.386	$13.734	$13.003
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.983	$12.266	$12.529	$12.559	$12.027	$12.303	$12.327	$13.682	$12.967	$11.558
Accumulation unit value at end of period	$14.068	$12.983	$12.266	$12.529	$12.559	$12.027	$12.303	$12.327	$13.682	$12.967
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	5	4
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.843	$12.146	$12.419	$12.461	$11.945	$12.232	$12.267	$13.630	$12.930	$11.537
Accumulation unit value at end of period	$13.902	$12.843	$12.146	$12.419	$12.461	$11.945	$12.232	$12.267	$13.630	$12.930
Number of accumulation units outstanding at end of period (in thousands)	5	6	5	9	7	5	2	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.568	$11.910	$12.202	$12.268	$11.783	$12.090	$12.149	$13.526	$12.857	$11.495
Accumulation unit value at end of period	$13.577	$12.568	$11.910	$12.202	$12.268	$11.783	$12.090	$12.149	$13.526	$12.857
Number of accumulation units outstanding at end of period (in thousands)	16	14	11	10	11	10	10	7	7	6
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.299	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785	$11.453
Accumulation unit value at end of period	$13.260	$12.299	$11.678	$11.989	$12.078	$11.624	$11.950	$12.033	$13.423	$12.785
Number of accumulation units outstanding at end of period (in thousands)	7	11	14	12	12	13	11	12	10	8
The Hartford International Opportunities Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$18.325	$14.609	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.011	$18.325	$14.609	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-357

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.373	$12.299	$15.248	$12.334	$12.308	$12.233	$12.860	$10.731	$9.055	$10.547
Accumulation unit value at end of period	$18.401	$15.373	$12.299	$15.248	$12.334	$12.308	$12.233	$12.860	$10.731	$9.055
Number of accumulation units outstanding at end of period (in thousands)	1	1	9	12	12	7	6	5	3	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.082	$12.084	$15.004	$12.155	$12.147	$12.091	$12.730	$10.639	$8.991	$10.487
Accumulation unit value at end of period	$18.025	$15.082	$12.084	$15.004	$12.155	$12.147	$12.091	$12.730	$10.639	$8.991
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$17.274	$13.854	$17.219	$13.964	$13.968	$13.918	$14.668	$12.271	$10.380	$12.120
Accumulation unit value at end of period	$20.624	$17.274	$13.854	$17.219	$13.964	$13.968	$13.918	$14.668	$12.271	$10.380
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	3	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.702	$11.803	$14.685	$11.920	$11.936	$11.905	$12.559	$10.517	$8.906	$10.409
Accumulation unit value at end of period	$17.536	$14.702	$11.803	$14.685	$11.920	$11.936	$11.905	$12.559	$10.517	$8.906
Number of accumulation units outstanding at end of period (in thousands)	6	6	5	5	7	5	2	1	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$16.771	$13.491	$16.819	$13.680	$13.725	$13.717	$14.500	$12.167	$10.323	$12.089
Accumulation unit value at end of period	$19.964	$16.771	$13.491	$16.819	$13.680	$13.725	$13.717	$14.500	$12.167	$10.323
Number of accumulation units outstanding at end of period (in thousands)	2	7	4	4	1	12	11	9	8	6

APP I-358

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.970	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738	$10.254
Accumulation unit value at end of period	$16.597	$13.970	$11.261	$14.066	$11.464	$11.525	$11.541	$12.224	$10.278	$8.738
Number of accumulation units outstanding at end of period (in thousands)	9	14	17	17	18	10	5	2	1	1
The Hartford Midcap Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$34.382	$26.040	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$42.769	$34.382	$26.040	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$33.712	$25.584	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$41.851	$33.712	$25.584	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$33.218	$25.247	$27.479	$22.285	$20.103	$19.933	$18.095	$13.083	$11.059	$12.102
Accumulation unit value at end of period	$41.176	$33.218	$25.247	$27.479	$22.285	$20.103	$19.933	$18.095	$13.083	$11.059
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	3	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$32.731	$24.914	$27.157	$22.057	$19.928	$19.789	$17.991	$13.027	$11.028	$12.087
Accumulation unit value at end of period	$40.511	$32.731	$24.914	$27.157	$22.057	$19.928	$19.789	$17.991	$13.027	$11.028
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$32.410	$24.694	$26.945	$21.907	$19.812	$19.693	$17.922	$12.990	$11.008	$12.077
Accumulation unit value at end of period	$40.074	$32.410	$24.694	$26.945	$21.907	$19.812	$19.693	$17.922	$12.990	$11.008
Number of accumulation units outstanding at end of period (in thousands)	-	-	2	12	14	13	13	13	13	12

APP I-359

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.093	$24.477	$26.735	$21.757	$19.696	$19.598	$17.853	$12.953	$10.987	$12.066
Accumulation unit value at end of period	$39.642	$32.093	$24.477	$26.735	$21.757	$19.696	$19.598	$17.853	$12.953	$10.987
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	1	1	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$31.467	$24.048	$26.319	$21.462	$19.467	$19.409	$17.717	$12.880	$10.947	$12.046
Accumulation unit value at end of period	$38.791	$31.467	$24.048	$26.319	$21.462	$19.467	$19.409	$17.717	$12.880	$10.947
Number of accumulation units outstanding at end of period (in thousands)	12	12	11	10	3	4	3	2	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$30.853	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907	$12.026
Accumulation unit value at end of period	$37.959	$30.853	$23.626	$25.909	$21.170	$19.241	$19.222	$17.581	$12.806	$10.907
Number of accumulation units outstanding at end of period (in thousands)	7	12	14	14	19	18	17	13	12	9
The Hartford MidCap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.337	$16.390	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.350	$21.337	$16.390	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$20.961	$16.133	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.932	$20.961	$16.133	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$20.683	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$10.703	$10.090	$-
Accumulation unit value at end of period	$20.623	$20.683	$15.943	$18.804	$16.714	$14.950	$15.282	$14.257	$10.703	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	-	-	-	-	-	-	-	-

APP I-360

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.409	$15.756	$18.611	$16.567	$14.841	$15.193	$14.196	$10.672	$10.072	$-
Accumulation unit value at end of period	$20.320	$20.409	$15.756	$18.611	$16.567	$14.841	$15.193	$14.196	$10.672	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$20.229	$15.632	$18.483	$16.470	$14.769	$15.134	$14.155	$10.652	$10.060	$-
Accumulation unit value at end of period	$20.120	$20.229	$15.632	$18.483	$16.470	$14.769	$15.134	$14.155	$10.652	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$20.050	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$10.047	$-
Accumulation unit value at end of period	$19.922	$20.050	$15.509	$18.356	$16.374	$14.696	$15.076	$14.114	$10.632	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$19.697	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$10.023	$-
Accumulation unit value at end of period	$19.532	$19.697	$15.266	$18.105	$16.182	$14.553	$14.959	$14.033	$10.592	$-
Number of accumulation units outstanding at end of period (in thousands)	-	6	1	2	2	1	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$9.998	$-
Accumulation unit value at end of period	$19.149	$19.349	$15.027	$17.858	$15.993	$14.412	$14.843	$13.952	$10.552	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	5	5	4	2	1	2	-	-
The Hartford Small Company Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$51.653	$37.877	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$79.361	$51.653	$37.877	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-361

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.603	$18.077	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$37.725	$24.603	$18.077	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.136	$17.761	$18.649	$14.963	$14.755	$16.176	$15.268	$10.693	$9.332	$9.832
Accumulation unit value at end of period	$36.954	$24.136	$17.761	$18.649	$14.963	$14.755	$16.176	$15.268	$10.693	$9.332
Number of accumulation units outstanding at end of period (in thousands)	1	3	-	2	-	2	5	4	4	19
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.679	$17.451	$18.351	$14.745	$14.562	$15.989	$15.114	$10.601	$9.265	$9.777
Accumulation unit value at end of period	$36.200	$23.679	$17.451	$18.351	$14.745	$14.562	$15.989	$15.114	$10.601	$9.265
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	2	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$48.406	$35.710	$37.590	$30.234	$29.889	$32.848	$31.084	$21.823	$19.093	$20.168
Accumulation unit value at end of period	$73.928	$48.406	$35.710	$37.590	$30.234	$29.889	$32.848	$31.084	$21.823	$19.093
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	5	5	5	7	7	7	4
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.082	$17.045	$17.960	$14.460	$14.309	$15.742	$14.911	$10.479	$9.177	$9.704
Accumulation unit value at end of period	$35.217	$23.082	$17.045	$17.960	$14.460	$14.309	$15.742	$14.911	$10.479	$9.177
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	-	-	-	-	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$46.859	$34.673	$36.608	$29.533	$29.283	$32.280	$30.637	$21.574	$18.932	$20.058
Accumulation unit value at end of period	$71.352	$46.859	$34.673	$36.608	$29.533	$29.283	$32.280	$30.637	$21.574	$18.932
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	5

APP I-362

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.934	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004	$9.559
Accumulation unit value at end of period	$33.331	$21.934	$16.262	$17.204	$13.907	$13.817	$15.261	$14.514	$10.241	$9.004
Number of accumulation units outstanding at end of period (in thousands)	5	6	7	10	11	12	11	9	8	8
The Hartford Total Return Bond Fund — Class R4
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.331	$14.885	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.757	$16.331	$14.885	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.070	$13.784	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.329	$15.070	$13.784	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	12	18	17	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.070	$13.784	$14.056	$13.447	$13.033	$13.226	$12.616	$12.931	$12.127	$11.468
Accumulation unit value at end of period	$16.329	$15.070	$13.784	$14.056	$13.447	$13.033	$13.226	$12.616	$12.931	$12.127
Number of accumulation units outstanding at end of period (in thousands)	12	18	17	16	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$14.784	$13.543	$13.831	$13.251	$12.863	$13.073	$12.489	$12.820	$12.041	$11.403
Accumulation unit value at end of period	$15.996	$14.784	$13.543	$13.831	$13.251	$12.863	$13.073	$12.489	$12.820	$12.041
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.304	$14.033	$14.346	$13.758	$13.368	$13.600	$13.006	$13.363	$12.564	$11.911
Accumulation unit value at end of period	$16.541	$15.304	$14.033	$14.346	$13.758	$13.368	$13.600	$13.006	$13.363	$12.564
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	13	11	7	-	-	-

APP I-363

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.412	$13.228	$13.537	$12.996	$12.640	$12.872	$12.322	$12.673	$11.927	$11.318
Accumulation unit value at end of period	$15.562	$14.412	$13.228	$13.537	$12.996	$12.640	$12.872	$12.322	$12.673	$11.927
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.815	$13.625	$13.971	$13.439	$13.097	$13.365	$12.819	$13.211	$12.458	$11.846
Accumulation unit value at end of period	$15.965	$14.815	$13.625	$13.971	$13.439	$13.097	$13.365	$12.819	$13.211	$12.458
Number of accumulation units outstanding at end of period (in thousands)	-	-	4	4	3	2	2	6	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$13.695	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702	$11.149
Accumulation unit value at end of period	$14.729	$13.695	$12.621	$12.968	$12.499	$12.205	$12.479	$11.994	$12.385	$11.702
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	4	4	4	4	7	3
The Hartford Total Return Bond Fund — Class R5
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$15.448	$13.956	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.787	$15.448	$13.956	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.951	$14.439	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.299	$15.951	$14.439	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.651	$14.189	$14.482	$13.769	$13.305	$13.463	$12.804	$13.072	$12.233	$11.523
Accumulation unit value at end of period	$16.948	$15.651	$14.189	$14.482	$13.769	$13.305	$13.463	$12.804	$13.072	$12.233
Number of accumulation units outstanding at end of period (in thousands)	6	5	4	5	1	1	1	-	1	-

APP I-364

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$15.357	$13.943	$14.253	$13.571	$13.134	$13.309	$12.677	$12.962	$12.148	$11.460
Accumulation unit value at end of period	$16.605	$15.357	$13.943	$14.253	$13.571	$13.134	$13.309	$12.677	$12.962	$12.148
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	1	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.164	$13.782	$14.102	$13.441	$13.021	$13.208	$12.593	$12.889	$12.092	$11.418
Accumulation unit value at end of period	$16.380	$15.164	$13.782	$14.102	$13.441	$13.021	$13.208	$12.593	$12.889	$12.092
Number of accumulation units outstanding at end of period (in thousands)	6	6	6	5	2	6	2	2	4	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$14.974	$13.623	$13.953	$13.312	$12.909	$13.108	$12.510	$12.816	$12.036	$11.377
Accumulation unit value at end of period	$16.158	$14.974	$13.623	$13.953	$13.312	$12.909	$13.108	$12.510	$12.816	$12.036
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.600	$13.309	$13.659	$13.058	$12.688	$12.909	$12.345	$12.672	$11.924	$11.294
Accumulation unit value at end of period	$15.723	$14.600	$13.309	$13.659	$13.058	$12.688	$12.909	$12.345	$12.672	$11.924
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	3	3	8	7	10	9
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$14.235	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814	$11.212
Accumulation unit value at end of period	$15.300	$14.235	$13.003	$13.372	$12.808	$12.470	$12.713	$12.182	$12.530	$11.814
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	1	-	-	1
Thornburg International Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$26.493	$20.620	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.370	$26.493	$20.620	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-365

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$25.925	$20.219	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.614	$25.925	$20.219	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$25.508	$19.923	$25.052	$20.133	$20.800	$19.664	$20.998	$18.303	$15.939	$18.469
Accumulation unit value at end of period	$31.058	$25.508	$19.923	$25.052	$20.133	$20.800	$19.664	$20.998	$18.303	$15.939
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	5	9	5	12	33	38	33
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$25.097	$19.631	$24.723	$19.898	$20.588	$19.493	$20.847	$18.198	$15.872	$18.419
Accumulation unit value at end of period	$30.512	$25.097	$19.631	$24.723	$19.898	$20.588	$19.493	$20.847	$18.198	$15.872
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	-	-	3	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$24.827	$19.439	$24.506	$19.743	$20.448	$19.380	$20.746	$18.129	$15.827	$18.385
Accumulation unit value at end of period	$30.153	$24.827	$19.439	$24.506	$19.743	$20.448	$19.380	$20.746	$18.129	$15.827
Number of accumulation units outstanding at end of period (in thousands)	-	1	5	5	5	5	9	6	5	3
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$24.560	$19.249	$24.291	$19.589	$20.309	$19.268	$20.646	$18.059	$15.782	$18.351
Accumulation unit value at end of period	$29.799	$24.560	$19.249	$24.291	$19.589	$20.309	$19.268	$20.646	$18.059	$15.782
Number of accumulation units outstanding at end of period (in thousands)	3	3	2	2	2	5	2	2	3	2
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$24.034	$18.875	$23.866	$19.285	$20.034	$19.045	$20.448	$17.922	$15.694	$18.285
Accumulation unit value at end of period	$29.103	$24.034	$18.875	$23.866	$19.285	$20.034	$19.045	$20.448	$17.922	$15.694
Number of accumulation units outstanding at end of period (in thousands)	10	9	9	7	2	2	13	15	8	4
APP I-366

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$23.519	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605	$18.218
Accumulation unit value at end of period	$28.423	$23.519	$18.508	$23.449	$18.986	$19.762	$18.824	$20.252	$17.785	$15.605
Number of accumulation units outstanding at end of period (in thousands)	7	12	12	12	17	20	19	19	22	19
Thornburg Small/Mid Cap Core Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$48.032	$37.297	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$53.622	$48.032	$37.297	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$47.003	$36.571	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.369	$47.003	$36.571	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$46.247	$36.036	$40.075	$32.614	$30.706	$29.799	$26.831	$19.304	$17.510	$20.328
Accumulation unit value at end of period	$51.449	$46.247	$36.036	$40.075	$32.614	$30.706	$29.799	$26.831	$19.304	$17.510
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$45.502	$35.509	$39.548	$32.234	$30.393	$29.540	$26.638	$19.194	$17.436	$20.272
Accumulation unit value at end of period	$50.545	$45.502	$35.509	$39.548	$32.234	$30.393	$29.540	$26.638	$19.194	$17.436
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$45.012	$35.162	$39.201	$31.982	$30.187	$29.369	$26.509	$19.121	$17.387	$20.236
Accumulation unit value at end of period	$49.951	$45.012	$35.162	$39.201	$31.982	$30.187	$29.369	$26.509	$19.121	$17.387
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	2	-	-	-	-	-	-

APP I-367

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$44.528	$34.819	$38.857	$31.733	$29.981	$29.198	$26.382	$19.048	$17.338	$20.199
Accumulation unit value at end of period	$49.364	$44.528	$34.819	$38.857	$31.733	$29.981	$29.198	$26.382	$19.048	$17.338
Number of accumulation units outstanding at end of period (in thousands)	-	19	21	21	20	19	19	18	18	19
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$43.574	$34.141	$38.178	$31.241	$29.575	$28.860	$26.129	$18.903	$17.241	$20.125
Accumulation unit value at end of period	$48.210	$43.574	$34.141	$38.178	$31.241	$29.575	$28.860	$26.129	$18.903	$17.241
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	1	1	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$42.641	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144	$20.052
Accumulation unit value at end of period	$47.084	$42.641	$33.477	$37.511	$30.756	$29.174	$28.526	$25.878	$18.759	$17.144
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	2	1	2	2	3	3	2
Thornburg Small/Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$49.927	$38.807	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$70.562	$49.927	$38.807	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$48.858	$38.053	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$68.913	$48.858	$38.053	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$48.071	$37.496	$38.694	$31.390	$32.303	$31.591	$31.715	$22.353	$18.493	$18.327
Accumulation unit value at end of period	$67.702	$48.071	$37.496	$38.694	$31.390	$32.303	$31.591	$31.715	$22.353	$18.493
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-368

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$47.297	$36.948	$38.186	$31.024	$31.974	$31.316	$31.486	$22.225	$18.415	$18.277
Accumulation unit value at end of period	$66.512	$47.297	$36.948	$38.186	$31.024	$31.974	$31.316	$31.486	$22.225	$18.415
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$46.788	$36.587	$37.851	$30.783	$31.757	$31.134	$31.335	$22.141	$18.363	$18.244
Accumulation unit value at end of period	$65.731	$46.788	$36.587	$37.851	$30.783	$31.757	$31.134	$31.335	$22.141	$18.363
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	3	3	5	4	5	4	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$46.284	$36.229	$37.519	$30.543	$31.541	$30.954	$31.184	$22.056	$18.311	$18.211
Accumulation unit value at end of period	$64.958	$46.284	$36.229	$37.519	$30.543	$31.541	$30.954	$31.184	$22.056	$18.311
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$45.293	$35.524	$36.863	$30.069	$31.114	$30.595	$30.885	$21.888	$18.208	$18.145
Accumulation unit value at end of period	$63.441	$45.293	$35.524	$36.863	$30.069	$31.114	$30.595	$30.885	$21.888	$18.208
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	4
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$44.324	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106	$18.079
Accumulation unit value at end of period	$61.959	$44.324	$34.833	$36.219	$29.602	$30.692	$30.241	$30.589	$21.721	$18.106
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
TIAA-CREF Bond Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$12.010	$11.124	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.871	$12.010	$11.124	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-369

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.820	$10.970	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.642	$11.820	$10.970	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$10.000	$-
Accumulation unit value at end of period	$12.473	$11.680	$10.856	$10.950	$10.668	$10.498	$10.521	$10.002	$10.318	$-
Number of accumulation units outstanding at end of period (in thousands)	16	9	10	8	-	4	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.541	$10.744	$10.853	$10.589	$10.435	$10.474	$9.973	$10.304	$10.000	$-
Accumulation unit value at end of period	$12.306	$11.541	$10.744	$10.853	$10.589	$10.435	$10.474	$9.973	$10.304	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	5	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$11.450	$10.669	$10.788	$10.536	$10.394	$10.443	$9.953	$10.294	$10.000	$-
Accumulation unit value at end of period	$12.197	$11.450	$10.669	$10.788	$10.536	$10.394	$10.443	$9.953	$10.294	$-
Number of accumulation units outstanding at end of period (in thousands)	13	13	12	11	11	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$10.000	$-
Accumulation unit value at end of period	$12.088	$11.359	$10.595	$10.724	$10.484	$10.353	$10.412	$9.933	$10.284	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$10.000	$-
Accumulation unit value at end of period	$11.873	$11.179	$10.448	$10.597	$10.381	$10.271	$10.350	$9.894	$10.264	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-370

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$10.000	$-
Accumulation unit value at end of period	$11.662	$11.003	$10.304	$10.472	$10.278	$10.190	$10.289	$9.856	$10.244	$-
Number of accumulation units outstanding at end of period (in thousands)	5	2	1	-	-	-	-	-	-	-
TIAA-CREF Equity Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$27.867	$21.372	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.548	$27.867	$21.372	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$27.427	$21.076	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.952	$27.427	$21.076	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$10.000	$-
Accumulation unit value at end of period	$32.512	$27.101	$20.857	$22.192	$18.454	$16.493	$16.542	$14.816	$11.183	$-
Number of accumulation units outstanding at end of period (in thousands)	40	37	36	28	11	6	4	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$26.779	$20.640	$21.995	$18.317	$16.395	$16.469	$14.772	$11.167	$10.000	$-
Accumulation unit value at end of period	$32.078	$26.779	$20.640	$21.995	$18.317	$16.395	$16.469	$14.772	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	6	4	-	-	-	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.567	$20.497	$21.864	$18.227	$16.331	$16.420	$14.743	$11.156	$10.000	$-
Accumulation unit value at end of period	$31.791	$26.567	$20.497	$21.864	$18.227	$16.331	$16.420	$14.743	$11.156	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	8	7	6	6	-	-	-	-

APP I-371

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$10.000	$-
Accumulation unit value at end of period	$31.508	$26.356	$20.355	$21.734	$18.136	$16.266	$16.371	$14.714	$11.146	$-
Number of accumulation units outstanding at end of period (in thousands)	8	5	5	5	5	4	4	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$10.000	$-
Accumulation unit value at end of period	$30.948	$25.939	$20.073	$21.477	$17.957	$16.137	$16.275	$14.657	$11.124	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	3	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$10.000	$-
Accumulation unit value at end of period	$30.398	$25.530	$19.796	$21.222	$17.780	$16.010	$16.178	$14.599	$11.103	$-
Number of accumulation units outstanding at end of period (in thousands)	4	3	5	3	3	3	-	-	-	-
TIAA-CREF Large-Cap Growth Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$32.214	$23.731	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$44.410	$32.214	$23.731	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.705	$23.403	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$43.621	$31.705	$23.403	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$10.000	$-
Accumulation unit value at end of period	$43.039	$31.329	$23.159	$23.704	$18.355	$17.280	$16.492	$14.703	$11.108	$-
Number of accumulation units outstanding at end of period (in thousands)	14	15	14	13	11	4	3	2	-	-

APP I-372

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.957	$22.919	$23.494	$18.219	$17.178	$16.419	$14.660	$11.092	$10.000	$-
Accumulation unit value at end of period	$42.464	$30.957	$22.919	$23.494	$18.219	$17.178	$16.419	$14.660	$11.092	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$30.711	$22.760	$23.354	$18.129	$17.110	$16.370	$14.631	$11.081	$10.000	$-
Accumulation unit value at end of period	$42.085	$30.711	$22.760	$23.354	$18.129	$17.110	$16.370	$14.631	$11.081	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$10.000	$-
Accumulation unit value at end of period	$41.710	$30.468	$22.602	$23.215	$18.039	$17.042	$16.322	$14.602	$11.070	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$10.000	$-
Accumulation unit value at end of period	$40.968	$29.986	$22.289	$22.940	$17.861	$16.907	$16.225	$14.545	$11.049	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$10.000	$-
Accumulation unit value at end of period	$40.241	$29.512	$21.981	$22.668	$17.685	$16.774	$16.129	$14.488	$11.027	$-
Number of accumulation units outstanding at end of period (in thousands)	10	9	11	7	3	-	-	-	-	-
TIAA-CREF Large-Cap Value Index Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$24.449	$19.419	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.052	$24.449	$19.419	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-373

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.062	$19.150	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.606	$24.062	$19.150	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$10.000	$-
Accumulation unit value at end of period	$24.278	$23.777	$18.951	$20.823	$18.470	$15.867	$16.630	$14.777	$11.249	$-
Number of accumulation units outstanding at end of period (in thousands)	11	11	8	7	6	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.494	$18.754	$20.638	$18.333	$15.773	$16.556	$14.734	$11.232	$10.000	$-
Accumulation unit value at end of period	$23.953	$23.494	$18.754	$20.638	$18.333	$15.773	$16.556	$14.734	$11.232	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$23.308	$18.624	$20.515	$18.242	$15.711	$16.507	$14.705	$11.221	$10.000	$-
Accumulation unit value at end of period	$23.740	$23.308	$18.624	$20.515	$18.242	$15.711	$16.507	$14.705	$11.221	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$10.000	$-
Accumulation unit value at end of period	$23.528	$23.123	$18.494	$20.393	$18.152	$15.649	$16.458	$14.676	$11.211	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$10.000	$-
Accumulation unit value at end of period	$23.110	$22.757	$18.239	$20.152	$17.973	$15.525	$16.361	$14.618	$11.189	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	1	-	1	-	-	-	-	-

APP I-374

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$10.000	$-
Accumulation unit value at end of period	$22.699	$22.398	$17.986	$19.913	$17.795	$15.402	$16.264	$14.561	$11.167	$-
Number of accumulation units outstanding at end of period (in thousands)	9	7	7	8	-	-	-	-	-	-
Timothy Plan Large/Mid-Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$28.612	$22.587	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.304	$28.612	$22.587	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.054	$22.191	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.611	$28.054	$22.191	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023	$13.146
Accumulation unit value at end of period	$31.101	$27.643	$21.898	$24.159	$20.662	$19.136	$19.640	$17.772	$13.541	$12.023
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	2	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.238	$21.610	$23.876	$20.451	$18.969	$19.498	$17.670	$13.484	$11.990	$13.123
Accumulation unit value at end of period	$30.599	$27.238	$21.610	$23.876	$20.451	$18.969	$19.498	$17.670	$13.484	$11.990
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	2	2	3	2	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$26.971	$21.419	$23.690	$20.312	$18.858	$19.404	$17.602	$13.445	$11.968	$13.107
Accumulation unit value at end of period	$30.269	$26.971	$21.419	$23.690	$20.312	$18.858	$19.404	$17.602	$13.445	$11.968
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	-	-	-	-

APP I-375

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946	$13.092
Accumulation unit value at end of period	$29.943	$26.707	$21.231	$23.505	$20.173	$18.748	$19.310	$17.535	$13.407	$11.946
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	5	-	2	1	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902	$13.061
Accumulation unit value at end of period	$29.300	$26.186	$20.859	$23.139	$19.899	$18.530	$19.124	$17.400	$13.331	$11.902
Number of accumulation units outstanding at end of period (in thousands)	5	4	5	4	4	3	7	5	3	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858	$13.030
Accumulation unit value at end of period	$28.672	$25.676	$20.493	$22.779	$19.629	$18.315	$18.939	$17.267	$13.255	$11.858
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	1	1	2	2	1
Victory Diversified Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$21.605	$16.742	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.505	$21.605	$16.742	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.752	$23.100	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.678	$29.752	$23.100	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.064	$22.600	$26.216	$20.693	$20.047	$20.750	$18.937	$14.154	$12.216	$13.141
Accumulation unit value at end of period	$32.850	$29.064	$22.600	$26.216	$20.693	$20.047	$20.750	$18.937	$14.154	$12.216
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	1	2	5	5	6	17	16
APP I-376

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.392	$22.111	$25.687	$20.306	$19.702	$20.423	$18.666	$13.973	$12.078	$13.012
Accumulation unit value at end of period	$32.043	$28.392	$22.111	$25.687	$20.306	$19.702	$20.423	$18.666	$13.973	$12.078
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	-	-	-	2	2	2	1
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$19.352	$15.085	$17.543	$13.882	$13.482	$13.990	$12.799	$9.591	$8.298	$8.949
Accumulation unit value at end of period	$21.818	$19.352	$15.085	$17.543	$13.882	$13.482	$13.990	$12.799	$9.591	$8.298
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	4	2	12	11	10	8	11
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.521	$21.475	$24.998	$19.801	$19.250	$19.995	$18.311	$13.735	$11.896	$12.842
Accumulation unit value at end of period	$30.997	$27.521	$21.475	$24.998	$19.801	$19.250	$19.995	$18.311	$13.735	$11.896
Number of accumulation units outstanding at end of period (in thousands)	6	6	16	16	16	19	17	16	14	13
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$18.633	$14.569	$16.994	$13.487	$13.138	$13.674	$12.548	$9.431	$8.184	$8.853
Accumulation unit value at end of period	$20.945	$18.633	$14.569	$16.994	$13.487	$13.138	$13.674	$12.548	$9.431	$8.184
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	4	6	7
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540	$12.507
Accumulation unit value at end of period	$29.006	$25.856	$20.257	$23.676	$18.828	$18.378	$19.165	$17.622	$13.271	$11.540
Number of accumulation units outstanding at end of period (in thousands)	2	3	5	5	6	6	12	12	15	19
Victory Munder Mid-Cap Core Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.978	$37.326	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.188	$46.978	$37.326	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-377

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$28.501	$22.691	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$34.021	$28.501	$22.691	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	10	12	13	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.639	$22.037	$25.709	$20.809	$19.531	$20.577	$18.817	$14.179	$12.313	$12.505
Accumulation unit value at end of period	$32.942	$27.639	$22.037	$25.709	$20.809	$19.531	$20.577	$18.817	$14.179	$12.313
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	6	-	-	-	-	1
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$27.046	$21.597	$25.233	$20.454	$19.227	$20.287	$18.580	$14.021	$12.194	$12.403
Accumulation unit value at end of period	$32.186	$27.046	$21.597	$25.233	$20.454	$19.227	$20.287	$18.580	$14.021	$12.194
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$44.025	$35.190	$41.156	$33.395	$31.423	$33.188	$30.426	$22.983	$20.009	$20.372
Accumulation unit value at end of period	$52.341	$44.025	$35.190	$41.156	$33.395	$31.423	$33.188	$30.426	$22.983	$20.009
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$26.274	$21.023	$24.612	$19.990	$18.828	$19.906	$18.268	$13.813	$12.038	$12.268
Accumulation unit value at end of period	$31.206	$26.274	$21.023	$24.612	$19.990	$18.828	$19.906	$18.268	$13.813	$12.038
Number of accumulation units outstanding at end of period (in thousands)	4	32	33	33	30	29	28	28	28	29
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$42.618	$34.168	$40.082	$32.621	$30.786	$32.613	$29.989	$22.721	$19.841	$20.261
Accumulation unit value at end of period	$50.517	$42.618	$34.168	$40.082	$32.621	$30.786	$32.613	$29.989	$22.721	$19.841
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	2	2

APP I-378

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849	$12.124
Accumulation unit value at end of period	$29.632	$25.049	$20.122	$23.653	$19.288	$18.240	$19.361	$17.839	$13.542	$11.849
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	3	3	3	6	6	5	5
Victory Special Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$17.434	$13.633	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.712	$17.434	$13.633	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$22.524	$17.648	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.416	$22.524	$17.648	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.018	$18.062	$20.944	$16.686	$16.149	$16.827	$15.866	$12.201	$11.130	$12.517
Accumulation unit value at end of period	$25.935	$23.018	$18.062	$20.944	$16.686	$16.149	$16.827	$15.866	$12.201	$11.130
Number of accumulation units outstanding at end of period (in thousands)	11	16	17	20	21	26	23	22	21	41
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.524	$17.701	$20.556	$16.401	$15.898	$16.590	$15.666	$12.065	$11.023	$12.414
Accumulation unit value at end of period	$25.340	$22.524	$17.701	$20.556	$16.401	$15.898	$16.590	$15.666	$12.065	$11.023
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	4	3	15	17	14	13
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$15.473	$12.171	$14.149	$11.300	$10.964	$11.453	$10.826	$8.346	$7.633	$8.605
Accumulation unit value at end of period	$17.390	$15.473	$12.171	$14.149	$11.300	$10.964	$11.453	$10.826	$8.346	$7.633
Number of accumulation units outstanding at end of period (in thousands)	11	11	15	15	16	13	15	19	21	22

APP I-379

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$21.882	$17.231	$20.050	$16.029	$15.568	$16.279	$15.403	$11.886	$10.881	$12.280
Accumulation unit value at end of period	$24.568	$21.882	$17.231	$20.050	$16.029	$15.568	$16.279	$15.403	$11.886	$10.881
Number of accumulation units outstanding at end of period (in thousands)	7	8	9	9	5	5	8	8	14	18
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.898	$11.755	$13.706	$10.979	$10.685	$11.195	$10.614	$8.207	$7.528	$8.512
Accumulation unit value at end of period	$16.694	$14.898	$11.755	$13.706	$10.979	$10.685	$11.195	$10.614	$8.207	$7.528
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	4	6	7	12	34	35	29
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603	$12.014
Accumulation unit value at end of period	$23.095	$20.652	$16.327	$19.076	$15.311	$14.930	$15.674	$14.890	$11.537	$10.603
Number of accumulation units outstanding at end of period (in thousands)	12	14	14	16	21	24	26	26	30	38
Victory Sycamore Established Value Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$55.921	$43.631	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$60.191	$55.921	$43.631	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$54.724	$42.783	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$58.785	$54.724	$42.783	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$53.843	$42.157	$47.199	$41.012	$34.160	$34.098	$30.625	$22.896	$20.522	$20.604
Accumulation unit value at end of period	$57.752	$53.843	$42.157	$47.199	$41.012	$34.160	$34.098	$30.625	$22.896	$20.522
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	2	4	4	11	5	-	-

APP I-380

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$52.976	$41.540	$46.579	$40.533	$33.812	$33.801	$30.404	$22.765	$20.436	$20.548
Accumulation unit value at end of period	$56.737	$52.976	$41.540	$46.579	$40.533	$33.812	$33.801	$30.404	$22.765	$20.436
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$52.406	$41.134	$46.170	$40.218	$33.582	$33.605	$30.258	$22.678	$20.378	$20.511
Accumulation unit value at end of period	$56.070	$52.406	$41.134	$46.170	$40.218	$33.582	$33.605	$30.258	$22.678	$20.378
Number of accumulation units outstanding at end of period (in thousands)	1	-	1	-	-	-	1	7	8	7
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$51.842	$40.732	$45.765	$39.904	$33.354	$33.410	$30.113	$22.591	$20.321	$20.473
Accumulation unit value at end of period	$55.411	$51.842	$40.732	$45.765	$39.904	$33.354	$33.410	$30.113	$22.591	$20.321
Number of accumulation units outstanding at end of period (in thousands)	3	2	2	2	1	2	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$50.732	$39.940	$44.965	$39.285	$32.902	$33.023	$29.824	$22.419	$20.206	$20.399
Accumulation unit value at end of period	$54.117	$50.732	$39.940	$44.965	$39.285	$32.902	$33.023	$29.824	$22.419	$20.206
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$49.646	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093	$20.325
Accumulation unit value at end of period	$52.852	$49.646	$39.163	$44.179	$38.676	$32.456	$32.641	$29.538	$22.249	$20.093
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	3	3	3	2	2	1	1
Victory Sycamore Small Company Opportunity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$30.338	$24.016	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.622	$30.338	$24.016	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-381

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.638	$23.509	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.831	$29.638	$23.509	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	9	8	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$29.124	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$12.842	$11.507	$11.432
Accumulation unit value at end of period	$30.250	$29.124	$23.136	$25.427	$22.922	$17.768	$17.988	$16.983	$12.842	$11.507
Number of accumulation units outstanding at end of period (in thousands)	29	25	24	22	25	25	33	36	40	28
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.618	$22.768	$25.061	$22.626	$17.565	$17.809	$16.839	$12.752	$11.444	$11.386
Accumulation unit value at end of period	$29.681	$28.618	$22.768	$25.061	$22.626	$17.565	$17.809	$16.839	$12.752	$11.444
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	12	1	1	8	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$28.286	$22.527	$24.820	$22.431	$17.431	$17.690	$16.743	$12.692	$11.402	$11.356
Accumulation unit value at end of period	$29.307	$28.286	$22.527	$24.820	$22.431	$17.431	$17.690	$16.743	$12.692	$11.402
Number of accumulation units outstanding at end of period (in thousands)	10	11	13	14	17	18	24	15	13	16
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.958	$22.288	$24.581	$22.238	$17.298	$17.573	$16.649	$12.633	$11.360	$11.325
Accumulation unit value at end of period	$28.938	$27.958	$22.288	$24.581	$22.238	$17.298	$17.573	$16.649	$12.633	$11.360
Number of accumulation units outstanding at end of period (in thousands)	3	15	17	20	20	19	17	17	22	44
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.313	$21.817	$24.110	$21.855	$17.034	$17.340	$16.461	$12.516	$11.277	$11.265
Accumulation unit value at end of period	$28.214	$27.313	$21.817	$24.110	$21.855	$17.034	$17.340	$16.461	$12.516	$11.277
Number of accumulation units outstanding at end of period (in thousands)	5	9	14	25	22	21	18	20	11	2

APP I-382

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194	$11.205
Accumulation unit value at end of period	$27.508	$26.683	$21.356	$23.649	$21.480	$16.775	$17.110	$16.275	$12.399	$11.194
Number of accumulation units outstanding at end of period (in thousands)	24	26	28	31	35	33	30	24	28	20
Virtus Ceredex Large-Cap Value Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$23.775	$18.237	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.563	$23.775	$18.237	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$23.356	$17.952	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.082	$23.356	$17.952	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.047	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$10.876	$10.348	$-
Accumulation unit value at end of period	$23.728	$23.047	$17.741	$19.951	$17.300	$15.094	$15.963	$14.485	$10.876	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	6	6	14	5	4	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$22.742	$17.532	$19.747	$17.148	$14.984	$15.870	$14.422	$10.845	$10.329	$-
Accumulation unit value at end of period	$23.379	$22.742	$17.532	$19.747	$17.148	$14.984	$15.870	$14.422	$10.845	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$22.540	$17.394	$19.611	$17.048	$14.911	$15.809	$14.381	$10.825	$10.316	$-
Accumulation unit value at end of period	$23.149	$22.540	$17.394	$19.611	$17.048	$14.911	$15.809	$14.381	$10.825	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-383

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$22.341	$17.258	$19.477	$16.948	$14.838	$15.747	$14.339	$10.804	$10.304	$-
Accumulation unit value at end of period	$22.921	$22.341	$17.258	$19.477	$16.948	$14.838	$15.747	$14.339	$10.804	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$21.947	$16.988	$19.210	$16.749	$14.694	$15.625	$14.257	$10.763	$10.279	$-
Accumulation unit value at end of period	$22.472	$21.947	$16.988	$19.210	$16.749	$14.694	$15.625	$14.257	$10.763	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$10.254	$-
Accumulation unit value at end of period	$22.032	$21.561	$16.722	$18.948	$16.554	$14.551	$15.504	$14.175	$10.723	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	3	1	-	-	-	-	-
Virtus Ceredex Mid-Cap Value Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$57.760	$43.614	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$56.798	$57.760	$43.614	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$56.524	$42.766	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$55.471	$56.524	$42.766	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$55.614	$42.140	$46.075	$41.630	$34.916	$37.439	$33.990	$26.099	$21.609	$23.489
Accumulation unit value at end of period	$54.496	$55.613	$42.140	$46.075	$41.630	$34.916	$37.439	$33.990	$26.099	$21.609
Number of accumulation units outstanding at end of period (in thousands)	8	8	9	3	5	6	5	10	8	1

APP I-384

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$54.718	$41.524	$45.469	$41.144	$34.560	$37.113	$33.745	$25.950	$21.518	$23.425
Accumulation unit value at end of period	$53.538	$54.718	$41.524	$45.469	$41.144	$34.560	$37.113	$33.745	$25.950	$21.518
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	8	8	8	8	7	7	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$54.129	$41.118	$45.070	$40.824	$34.325	$36.898	$33.582	$25.851	$21.457	$23.382
Accumulation unit value at end of period	$52.909	$54.129	$41.118	$45.070	$40.824	$34.325	$36.898	$33.582	$25.851	$21.457
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	4	4	3
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$53.547	$40.716	$44.675	$40.506	$34.092	$36.684	$33.421	$25.752	$21.396	$23.340
Accumulation unit value at end of period	$52.287	$53.547	$40.716	$44.675	$40.506	$34.092	$36.684	$33.421	$25.752	$21.396
Number of accumulation units outstanding at end of period (in thousands)	2	9	10	12	10	9	8	7	6	14
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$52.400	$39.924	$43.894	$39.878	$33.630	$36.259	$33.100	$25.556	$21.276	$23.255
Accumulation unit value at end of period	$51.066	$52.400	$39.924	$43.894	$39.878	$33.630	$36.259	$33.100	$25.556	$21.276
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	1	-	1
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$51.278	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156	$23.170
Accumulation unit value at end of period	$49.872	$51.278	$39.148	$43.127	$39.259	$33.174	$35.839	$32.783	$25.362	$21.156
Number of accumulation units outstanding at end of period (in thousands)	3	7	6	7	7	8	7	6	5	5
Virtus Ceredex Small-Cap Value Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$46.055	$39.350	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$46.271	$46.055	$39.350	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-385

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$45.069	$38.585	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$45.190	$45.069	$38.585	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$44.343	$38.020	$43.773	$39.974	$31.198	$33.426	$32.991	$24.626	$21.249	$22.242
Accumulation unit value at end of period	$44.396	$44.343	$38.020	$43.773	$39.974	$31.198	$33.426	$32.991	$24.626	$21.249
Number of accumulation units outstanding at end of period (in thousands)	7	7	7	1	4	1	11	2	2	3
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$43.629	$37.464	$43.198	$39.508	$30.880	$33.136	$32.754	$24.485	$21.160	$22.181
Accumulation unit value at end of period	$43.615	$43.629	$37.464	$43.198	$39.508	$30.880	$33.136	$32.754	$24.485	$21.160
Number of accumulation units outstanding at end of period (in thousands)	-	-	3	13	13	13	13	11	8	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$43.160	$37.098	$42.819	$39.201	$30.670	$32.943	$32.596	$24.392	$21.100	$22.141
Accumulation unit value at end of period	$43.103	$43.160	$37.098	$42.819	$39.201	$30.670	$32.943	$32.596	$24.392	$21.100
Number of accumulation units outstanding at end of period (in thousands)	3	3	7	6	7	8	6	19	37	31
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$42.695	$36.736	$42.443	$38.895	$30.462	$32.752	$32.439	$24.299	$21.040	$22.101
Accumulation unit value at end of period	$42.596	$42.695	$36.736	$42.443	$38.895	$30.462	$32.752	$32.439	$24.299	$21.040
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	1	2	1	2	3	5
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$41.781	$36.021	$41.702	$38.292	$30.049	$32.373	$32.128	$24.114	$20.922	$22.020
Accumulation unit value at end of period	$41.601	$41.781	$36.021	$41.702	$38.292	$30.049	$32.373	$32.128	$24.114	$20.922
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	2	1	2	2	1	1
APP I-386

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$40.886	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804	$21.940
Accumulation unit value at end of period	$40.629	$40.886	$35.320	$40.973	$37.698	$29.642	$31.998	$31.820	$23.930	$20.804
Number of accumulation units outstanding at end of period (in thousands)	6	7	9	9	10	9	10	9	7	5
Virtus SEIX Total Return Bond Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$13.534	$12.703	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.990	$13.534	$12.703	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$13.270	$12.480	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.668	$13.270	$12.480	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$13.076	$12.316	$12.438	$12.204	$11.931	$12.002	$11.363	$11.813	$11.342	$10.410
Accumulation unit value at end of period	$14.431	$13.076	$12.316	$12.438	$12.204	$11.931	$12.002	$11.363	$11.813	$11.342
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.884	$12.154	$12.293	$12.079	$11.827	$11.915	$11.298	$11.763	$11.311	$10.396
Accumulation unit value at end of period	$14.199	$12.884	$12.154	$12.293	$12.079	$11.827	$11.915	$11.298	$11.763	$11.311
Number of accumulation units outstanding at end of period (in thousands)	-	5	5	5	6	7	12	17	17	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$12.758	$12.046	$12.197	$11.997	$11.758	$11.858	$11.255	$11.730	$11.290	$10.388
Accumulation unit value at end of period	$14.045	$12.758	$12.046	$12.197	$11.997	$11.758	$11.858	$11.255	$11.730	$11.290
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	15	-

APP I-387

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.633	$11.940	$12.101	$11.915	$11.690	$11.800	$11.211	$11.696	$11.269	$10.379
Accumulation unit value at end of period	$13.894	$12.633	$11.940	$12.101	$11.915	$11.690	$11.800	$11.211	$11.696	$11.269
Number of accumulation units outstanding at end of period (in thousands)	-	6	6	6	6	7	6	6	3	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$12.386	$11.731	$11.913	$11.753	$11.554	$11.687	$11.126	$11.630	$11.227	$10.361
Accumulation unit value at end of period	$13.596	$12.386	$11.731	$11.913	$11.753	$11.554	$11.687	$11.126	$11.630	$11.227
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$12.145	$11.525	$11.723	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186	$10.344
Accumulation unit value at end of period	$13.304	$12.145	$11.525	$11.723	$11.593	$11.419	$11.574	$11.040	$11.564	$11.186
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Wells Fargo Asset Allocation Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$16.185	$13.534	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.355	$16.185	$13.534	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.811	$13.248	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.896	$15.811	$13.248	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$15.284	$12.826	$14.256	$12.480	$11.981	$12.678	$12.692	$11.457	$10.434	$10.365
Accumulation unit value at end of period	$17.273	$15.284	$12.826	$14.256	$12.480	$11.981	$12.678	$12.692	$11.457	$10.434
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	-	-	4	3

APP I-388

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$17.571	$14.766	$16.438	$14.412	$13.856	$14.684	$14.723	$13.310	$12.140	$12.077
Accumulation unit value at end of period	$19.827	$17.571	$14.766	$16.438	$14.412	$13.856	$14.684	$14.723	$13.310	$12.140
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$14.810	$12.459	$13.883	$12.184	$11.726	$12.439	$12.484	$11.298	$10.315	$10.272
Accumulation unit value at end of period	$16.695	$14.810	$12.459	$13.883	$12.184	$11.726	$12.439	$12.484	$11.298	$10.315
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	6	6	2	1	2
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$17.101	$14.400	$16.063	$14.111	$13.594	$14.435	$14.502	$13.137	$12.006	$11.968
Accumulation unit value at end of period	$19.259	$17.101	$14.400	$16.063	$14.111	$13.594	$14.435	$14.502	$13.137	$12.006
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	4	4	7	3	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$14.260	$12.032	$13.449	$11.838	$11.427	$12.159	$12.239	$11.109	$10.173	$10.161
Accumulation unit value at end of period	$16.027	$14.260	$12.032	$13.449	$11.838	$11.427	$12.159	$12.239	$11.109	$10.173
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	2	2	2	-	7	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$16.199	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742	$11.752
Accumulation unit value at end of period	$18.170	$16.199	$13.695	$15.338	$13.528	$13.084	$13.950	$14.071	$12.797	$11.742
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	6	5	5	7	6	12	7
Wells Fargo Emerging Markets Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$29.801	$23.395	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.965	$29.801	$23.395	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-389

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$29.163	$22.940	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$35.124	$29.163	$22.940	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	6	6	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$28.693	$22.605	$27.074	$20.243	$18.220	$21.141	$22.416	$23.128	$20.664	$24.194
Accumulation unit value at end of period	$34.507	$28.693	$22.605	$27.074	$20.243	$18.220	$21.141	$22.416	$23.128	$20.664
Number of accumulation units outstanding at end of period (in thousands)	10	5	4	4	16	20	21	25	20	9
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$28.231	$22.274	$26.719	$20.006	$18.035	$20.957	$22.255	$22.996	$20.576	$24.128
Accumulation unit value at end of period	$33.900	$28.231	$22.274	$26.719	$20.006	$18.035	$20.957	$22.255	$22.996	$20.576
Number of accumulation units outstanding at end of period (in thousands)	6	5	5	2	8	1	1	6	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$27.927	$22.056	$26.484	$19.851	$17.912	$20.836	$22.148	$22.909	$20.518	$24.084
Accumulation unit value at end of period	$33.502	$27.927	$22.056	$26.484	$19.851	$17.912	$20.836	$22.148	$22.909	$20.518
Number of accumulation units outstanding at end of period (in thousands)	13	10	14	12	11	11	9	8	8	6
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$27.627	$21.841	$26.252	$19.696	$17.790	$20.715	$22.041	$22.821	$20.461	$24.040
Accumulation unit value at end of period	$33.108	$27.627	$21.841	$26.252	$19.696	$17.790	$20.715	$22.041	$22.821	$20.461
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	5	5	5	3	3	5	3
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$27.035	$21.416	$25.793	$19.390	$17.549	$20.475	$21.830	$22.647	$20.345	$23.953
Accumulation unit value at end of period	$32.334	$27.035	$21.416	$25.793	$19.390	$17.549	$20.475	$21.830	$22.647	$20.345
Number of accumulation units outstanding at end of period (in thousands)	6	15	16	30	32	27	18	16	11	5

APP I-390

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$26.456	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231	$23.866
Accumulation unit value at end of period	$31.579	$26.456	$20.999	$25.342	$19.089	$17.311	$20.238	$21.620	$22.475	$20.231
Number of accumulation units outstanding at end of period (in thousands)	36	39	41	42	49	48	48	42	32	22
Wells Fargo Utility and Telecommunications Fund
Mortality and Expense Risk and Administrative Charge — 0.15%
Accumulation unit value at beginning of period	$38.454	$30.206	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$40.020	$38.454	$30.206	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$37.631	$29.619	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.085	$37.631	$29.619	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$37.025	$29.186	$28.408	$25.119	$22.419	$24.514	$21.196	$18.016	$16.622	$14.375
Accumulation unit value at end of period	$38.398	$37.025	$29.186	$28.408	$25.119	$22.419	$24.514	$21.196	$18.016	$16.622
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.429	$28.759	$28.035	$24.827	$22.190	$24.301	$21.043	$17.913	$16.551	$14.336
Accumulation unit value at end of period	$37.723	$36.429	$28.759	$28.035	$24.827	$22.190	$24.301	$21.043	$17.913	$16.551
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	1	-	-
Mortality and Expense Risk and Administrative Charge — 0.75%
Accumulation unit value at beginning of period	$36.037	$28.478	$27.789	$24.633	$22.040	$24.160	$20.942	$17.844	$16.505	$14.310
Accumulation unit value at end of period	$37.280	$36.037	$28.478	$27.789	$24.633	$22.040	$24.160	$20.942	$17.844	$16.505
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-391

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$35.649	$28.200	$27.545	$24.441	$21.890	$24.019	$20.841	$17.776	$16.458	$14.284
Accumulation unit value at end of period	$36.842	$35.649	$28.200	$27.545	$24.441	$21.890	$24.019	$20.841	$17.776	$16.458
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	1	1
Mortality and Expense Risk and Administrative Charge — 1.05%
Accumulation unit value at beginning of period	$34.886	$27.651	$27.064	$24.062	$21.593	$23.741	$20.641	$17.641	$16.366	$14.232
Accumulation unit value at end of period	$35.981	$34.886	$27.651	$27.064	$24.062	$21.593	$23.741	$20.641	$17.641	$16.366
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 1.25%
Accumulation unit value at beginning of period	$34.139	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273	$14.180
Accumulation unit value at end of period	$35.140	$34.139	$27.113	$26.591	$23.689	$21.300	$23.466	$20.443	$17.506	$16.273
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	2	1	1

APP I-392

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven PremierSolutions State of Connecticut Sub‑Administered by Great‑West Life & Annuity Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
BlackRock S&P 500 Index V.I. Fund — Class I Shares

●
Franklin Mutual Shares Fund — Class A

●
Hartford Balanced HLS Fund — Class IA

●
Hartford Capital Appreciation HLS Fund — Class IA

●
Hartford Dividend and Growth HLS Fund — Class IA

●
Hartford MidCap HLS Fund — Class IA

●
Hartford Small Company HLS Fund — Class IA

●
Hartford Stock HLS Fund — Class IA

●
Hartford Total Return Bond HLS Fund — Class IA

●
Invesco American Franchise Fund — Class A

●
Invesco Diversified Dividend Fund — Investor Class

●
Invesco Equity and Income Fund — Class A

●
Invesco Intermediate Bond Factor Fund — Class A

●
Invesco Small Cap Growth Fund — Investor Class

●
Janus Henderson Global Research Fund — Class S

●
Massachusetts Investors Growth Stock Fund — Class A

●
MFS® Core Equity Fund — Class A

●
MFS® Mid Cap Growth Fund — Class A

●
MFS® Value Fund — Class A

●
Templeton Foreign Fund — Class A

For more information on the underlying Funds see the section entitled “The Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2021
Statement of Additional Information Dated: May 1, 2021
2

3

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: Empower Retirement, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant’s Account under a Contract.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets of the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under in a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
4

Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
5

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Transfer Fee(1)	$5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(2)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(3)	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(3)(4)*	$50

(1)
The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2)
Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3)
This is the maximum fee we would charge. (See “May I request a Loan from my Participant Account?”)

(4)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

Annual Maintenance Fee(5)	$30
6

Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(6)
Before Annuity Commencement Date:
Range of Mortality and Expense Risk and Administrative Charge based on total value of Participant Accounts under a Contract(7)	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date:
Mortality and Expense Risk and Administrative Charge
All Participant Accounts.	1.25%
We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.71%	1.19%

(5)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(6)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

(7)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

7

EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$740	$1,146	$1,557	$3,066	$250	$827	$1,427	$3,036	$280	$857	$1,457	$3,066
1.05%	$720	$1,087	$1,454	$2,863	$230	$766	$1,325	$2,833	$260	$796	$1,355	$2,863
0.85%	$701	$1,027	$1,351	$2,657	$209	$704	$1,222	$2,627	$239	$734	$1,252	$2,657
0.75%	$690	$994	$1,294	$2,541	$198	$670	$1,165	$2,511	$228	$700	$1,195	$2,541
0.65%	$681	$967	$1,247	$2,446	$189	$642	$1,118	$2,416	$219	$672	$1,148	$2,446
0.50%	$667	$922	$1,169	$2,285	$173	$595	$1,039	$2,255	$203	$625	$1,069	$2,285
0.35%	$652	$877	$1,090	$2,122	$158	$549	$960	$2,092	$188	$579	$990	$2,122
0.15%	$632	$815	$984	$1,900	$137	$486	$854	$1,870	$167	$516	$884	$1,900
0.00%	$618	$768	$904	$1,731	$122	$439	$774	$1,701	$152	$469	$804	$1,731
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
8

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charges at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant’s Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See “Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?”)
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
9

Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
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Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
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Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
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When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

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It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
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This option does not involve life contingencies and does not provide any mortality guarantee.

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Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
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When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution, signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This
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registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
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Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

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Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

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May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

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Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
Franklin Mutual Shares Fund — Class A	Capital appreciation, which may occasionally be short term. The secondary goal is income.	Franklin Mutual Advisers, LLC
Invesco American Franchise Fund — Class A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco Diversified Dividend Fund — Investor Class	Seeks long-term growth of capital and, secondarily, current income.	Invesco Advisers, Inc.
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco Intermediate Bond Factor Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Intermediate Income Fund — Class A
Invesco Small Cap Growth Fund — Investor Class	Seeks long-term capital growth.	Invesco Advisers, Inc.
Janus Henderson Global Research Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Massachusetts Investors Growth Stock Fund — Class A	Seeks capital appreciation.	MFS Investment Management
MFS® Core Equity Fund — Class A	Seeks capital appreciation.	MFS Investment Management
MFS® Mid Cap Growth Fund — Class A	Seeks capital appreciation.	MFS Investment Management
MFS® Value Fund — Class A	Seeks capital appreciation.	MFS Investment Management
Templeton Foreign Fund — Class A	Long-term capital growth.	Templeton Global Advisors Limited
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class I Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500® Index.	BlackRock Advisors, LLC
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IA	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Capital Appreciation HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford MidCap HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Small Company HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Stock HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
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Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

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Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

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Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

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Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
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Fees and Payments Received by Talcott Resolution from the Fund Families:  On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Additionally, a MassMutual affiliate continues to be responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Great-West expects to make a profit on the amount of the fees and payments that exceed Great-West’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of MassMutual’s affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of MassMutual’s affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police
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Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
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the cost of preparing sales literature,

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commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your
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Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
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Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.
Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?
We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant’s Account under a Contract in the event of the Participant’s:
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•
death,

•
disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

•
for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

•
severance from employment with the Employer,

•
attainment of age 59½ or older,

•
financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

•
in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.
If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer’s plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.
No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A “Related Participant Directed Account Option” is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Mortality and Expense Risk and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:
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Method One: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials, including the fees paid to distributors.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
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Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
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Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Qualified governmental excess benefit plans under Section 415(m) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
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If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Talcott Resolution will reimburse the plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
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What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day.  We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
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If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of
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approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of  $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund's trading policies will be considered not in good order.
In certain circumstances, the underlying Fund's trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

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•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
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Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
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Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685‑1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397‑3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888‑4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, further actions our regulators may take in response to the COVID-19 public health crisis and its impact on financial markets and our operations. At this time, Talcott Resolution is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of Talcott Resolution and its operations in future periods.
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May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

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Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrender or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
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You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

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Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other contracts, Talcott will not accept future contributions.
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Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Option 3:   Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders by the Annuitant are permitted after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payment options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
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Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
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Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A x B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F x E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H x E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
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We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•
Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

35

•
“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2020, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Resources Investment Advisors, LLC, and Retirement Plan Advisory Group .
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $580 thousand.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
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APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
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C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
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facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
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other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
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circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
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circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

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An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
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requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

APP TAX-8

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
APP TAX-9

In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
The CARES Act provides a temporary waiver of the RMD requirement for specified defined contribution plans for calendar year 2020. The waiver applies to distributions for 2020 and the RMDs for 2019 that were due by a required beginning date in 2020 (i.e., April 1, 2020), which were not paid.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

APP TAX-10

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

Mortality and Expense Risk and Administrative Charge of 0.65%
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Blackrock S&P 500 Index V.I. Fund
Accumulation unit value at beginning of period	$12.166	$9.323	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.292	$12.166	$9.323	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	25	24	-	-	-	-	-	-	-
Franklin Mutual Shares Fund
Accumulation unit value at beginning of period	$27.970	$22.913	$25.394	$23.620	$20.563	$21.581	$20.245	$15.952	$13.992	$14.340
Accumulation unit value at end of period	$26.511	$27.970	$22.913	$25.394	$23.620	$20.563	$21.581	$20.245	$15.952	$13.992
Number of accumulation units outstanding at end of period (in thousands)	17	18	20	24	26	32	34	34	36	37
Hartford Balanced HLS Fund
Accumulation unit value at beginning of period	$26.279	$21.539	$22.880	$19.922	$18.911	$19.000	$17.419	$14.467	$12.999	$12.845
Accumulation unit value at end of period	$29.142	$26.279	$21.539	$22.880	$19.922	$18.911	$19.000	$17.419	$14.467	$12.999
Number of accumulation units outstanding at end of period (in thousands)	15	8	8	10	11	8	4	4	5	4
Hartford Capital Appreciation HLS Fund
Accumulation unit value at beginning of period	$46.053	$35.308	$38.197	$31.477	$30.024	$29.915	$28.060	$20.307	$17.272	$19.623
Accumulation unit value at end of period	$55.782	$46.053	$35.308	$38.197	$31.477	$30.024	$29.915	$28.060	$20.307	$17.272
Number of accumulation units outstanding at end of period (in thousands)	23	25	29	31	32	32	38	40	44	50
Hartford Dividend and Growth HLS Fund
Accumulation unit value at beginning of period	$40.098	$31.382	$33.363	$28.372	$24.856	$25.311	$22.554	$17.208	$15.247	$15.147
Accumulation unit value at end of period	$42.934	$40.098	$31.382	$33.363	$28.372	$24.856	$25.311	$22.554	$17.208	$15.247
Number of accumulation units outstanding at end of period (in thousands)	23	21	23	27	28	30	33	37	38	37

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford MidCap HLS Fund
Accumulation unit value at beginning of period	$58.240	$44.119	$47.981	$38.800	$34.875	$34.550	$31.225	$22.478	$18.942	$20.705
Accumulation unit value at end of period	$72.389	$58.240	$44.119	$47.981	$38.800	$34.875	$34.550	$31.225	$22.478	$18.942
Number of accumulation units outstanding at end of period (in thousands)	9	9	11	13	15	16	19	19	23	27
Hartford Small Company HLS Fund
Accumulation unit value at beginning of period	$46.514	$34.174	$35.918	$28.610	$28.219	$30.944	$29.089	$20.279	$17.651	$18.384
Accumulation unit value at end of period	$71.870	$46.514	$34.174	$35.918	$28.610	$28.219	$30.944	$29.089	$20.279	$17.651
Number of accumulation units outstanding at end of period (in thousands)	8	9	10	10	11	11	11	11	12	14
Hartford Stock HLS Fund
Accumulation unit value at beginning of period	$32.496	$24.926	$25.125	$21.101	$19.772	$19.369	$17.516	$13.331	$11.731	$11.938
Accumulation unit value at end of period	$36.185	$32.496	$24.926	$25.125	$21.101	$19.772	$19.369	$17.516	$13.331	$11.731
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
Hartford Total Return Bond HLS Fund
Accumulation unit value at beginning of period	$20.340	$18.502	$18.775	$17.970	$17.309	$17.525	$16.659	$17.000	$15.911	$14.968
Accumulation unit value at end of period	$22.033	$20.340	$18.502	$18.775	$17.970	$17.309	$17.525	$16.659	$17.000	$15.911
Number of accumulation units outstanding at end of period (in thousands)	56	55	53	55	57	58	33	35	34	36
Invesco American Franchise Fund
Accumulation unit value at beginning of period	$25.800	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$10.790	$-	$-
Accumulation unit value at end of period	$36.445	$25.800	$19.022	$19.899	$15.757	$15.547	$14.913	$13.858	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	6	6	8	8	9	9	-	-
Invesco Diversified Dividend Fund
Accumulation unit value at beginning of period	$22.283	$17.911	$19.542	$18.171	$15.998	$15.815	$14.201	$11.085	$9.518	$10.296
Accumulation unit value at end of period	$22.184	$22.283	$17.911	$19.542	$18.171	$15.998	$15.815	$14.201	$11.085	$9.518
Number of accumulation units outstanding at end of period (in thousands)	4	4	3	7	7	6	5	5	2	3
Invesco Equity and Income Fund
Accumulation unit value at beginning of period	$30.003	$25.150	$28.020	$25.434	$22.292	$22.977	$21.204	$17.079	$15.229	$15.519
Accumulation unit value at end of period	$32.782	$30.003	$25.150	$28.020	$25.434	$22.292	$22.977	$21.204	$17.079	$15.229
Number of accumulation units outstanding at end of period (in thousands)	51	61	63	80	82	68	56	59	59	63

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Intermediate Bond Factor Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Small Cap Growth Fund
Accumulation unit value at beginning of period	$30.128	$24.388	$26.986	$21.739	$19.661	$20.156	$18.843	$13.555	$11.529	$11.750
Accumulation unit value at end of period	$47.029	$30.128	$24.388	$26.986	$21.739	$19.661	$20.156	$18.843	$13.555	$11.529
Number of accumulation units outstanding at end of period (in thousands)	4	6	7	7	6	6	6	6	6	6
Janus Henderson Global Research Fund
Accumulation unit value at beginning of period	$27.672	$21.680	$23.522	$18.724	$18.544	$19.155	$18.023	$14.262	$12.008	$14.062
Accumulation unit value at end of period	$32.914	$27.672	$21.680	$23.522	$18.724	$18.544	$19.155	$18.023	$14.262	$12.008
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	-	-	1	1
Massachusetts Investors Growth Stock Fund
Accumulation unit value at beginning of period	$37.596	$27.047	$27.015	$21.129	$20.032	$20.171	$18.204	$14.079	$12.121	$12.040
Accumulation unit value at end of period	$45.732	$37.596	$27.047	$27.015	$21.129	$20.032	$20.171	$18.204	$14.079	$12.121
Number of accumulation units outstanding at end of period (in thousands)	4	6	3	3	3	3	3	3	3	2
MFS® Core Equity Fund
Accumulation unit value at beginning of period	$26.981	$20.461	$21.477	$17.369	$15.736	$15.898	$14.403	$10.806	$9.330	$9.496
Accumulation unit value at end of period	$31.780	$26.981	$20.461	$21.477	$17.369	$15.736	$15.898	$14.403	$10.806	$9.330
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	4	4	5	5	4	2
MFS® Mid Cap Growth Fund
Accumulation unit value at beginning of period	$26.789	$19.621	$19.583	$15.644	$15.092	$14.577	$13.509	$9.934	$8.606	$9.227
Accumulation unit value at end of period	$36.019	$26.789	$19.621	$19.583	$15.644	$15.092	$14.577	$13.509	$9.934	$8.606
Number of accumulation units outstanding at end of period (in thousands)	8	9	11	11	10	11	13	12	15	16
MFS® Value Fund
Accumulation unit value at beginning of period	$37.109	$28.790	$32.225	$27.616	$24.413	$24.768	$22.604	$16.793	$14.554	$14.680
Accumulation unit value at end of period	$38.219	$37.109	$28.790	$32.225	$27.616	$24.413	$24.768	$22.604	$16.793	$14.554
Number of accumulation units outstanding at end of period (in thousands)	8	9	9	9	10	10	11	11	13	14

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Foreign Fund
Accumulation unit value at beginning of period	$23.512	$21.043	$24.918	$21.422	$19.315	$20.924	$23.612	$18.688	$15.866	$18.295
Accumulation unit value at end of period	$23.245	$23.512	$21.043	$24.918	$21.422	$19.315	$20.924	$23.612	$18.688	$15.866
Number of accumulation units outstanding at end of period (in thousands)	11	14	17	13	12	14	15	17	19	18

APP I-4

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address

City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-3572 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven PremierSolutions State of Connecticut
HV-3572
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: Empower Retirement, LLC, P.O. Box 1583, Hartford, CT 06144-1583
Date of Prospectus: May 1, 2021
Date of Statement of Additional Information: May 1, 2021

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company incorporated in this Prospectus by reference from Form N-VPFS for the year ended December 31, 2020 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven (comprised of the sub-accounts listed in the Appendix to our report) as of December 31, 2020 and for each of the years or periods in the two years then ended presented therein, have been incorporated in this Prospectus by reference from Form N-VPFS in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included therein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2020, 2019, and 2018, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2020, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts for any applicable Mortality and Expense Risk and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2020 and for the period then ended, included in the Statement of Additional Information are incorporated by reference to the filing on N-VPFS, File No. 811-10559, on April 30, 2021.

Part A

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
PremierSolutions Chicago Public Schools
Sub‑Administered by Great‑West
Life & Annuity Insurance Company

This Prospectus describes information you should know before you purchase or become a Participant under Premier Solutions a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
AB Discovery Value Fund — Class A

●
American Century Equity Income Fund — Investor Class

●
American Century U.S. Government Money Market Fund — Class A

●
American Funds Capital World Growth and Income FundSM — Class R3

●
American Funds The Growth Fund of America® — Class R3

●
American Funds The Income Fund of America® — Class R3

●
Baron Small Cap Fund — Retail Shares

●
BlackRock S&P 500 Index V.I. Fund — Class I Shares

●
BNY Mellon Midcap Index Fund, Inc.

●
BNY Mellon Smallcap Stock Index Fund — Class INV

●
Calvert Equity Fund — Class A

●
Davis New York Venture Fund — Class A

●
Eaton Vance Income Fund of Boston — Class A

●
Federated Hermes Short-Term Income Fund — Service Shares

●
Fidelity Advisor® Leveraged Company Stock Fund — Class M

●
Fidelity Advisor® Value Strategies Fund — Class M

●
Franklin Mutual U.S. Value Fund — Class A

●
Goldman Sachs Small/Mid Cap Growth Fund — Class A

●
Hartford Capital Appreciation HLS Fund — Class IA

●
Hartford Dividend and Growth HLS Fund — Class IA

●
Hartford International Opportunities HLS Fund — Class IA

●
Hartford MidCap HLS Fund — Class IA

●
Hartford Stock HLS Fund — Class IA

●
Hartford Total Return Bond HLS Fund — Class IA

●
Hartford Ultrashort Bond HLS Fund — Class IA

●
Invesco Equity and Income Fund — Class A

●
Invesco Intermediate Bond Factor Fund — Class A

●
Invesco International Bond Fund — Class A

●
Invesco Real Estate Fund — Class A

●
Invesco Small Cap Value Fund — Class A

●
Invesco Technology Fund — Investor Class

●
Invesco Value Opportunities Fund — Class A

●
Janus Henderson Balanced Fund — Class S

●
Janus Henderson Forty Fund — Class S

●
Janus Henderson Overseas Fund — Class S

●
John Hancock New Opportunities Fund — Class A

●
Keeley Small Cap Dividend Value Fund — Class A

●
Lord Abbett Value Opportunities Fund — Class A

●
Massachusetts Investors Growth Stock Fund — Class A

●
MFS® Government Securities Fund — Class R3

●
Oakmark International Small Cap Fund — Investor Class

●
PIMCO Real Return Fund — Class A

●
PIMCO Total Return Fund — Class A

●
Putnam International Equity Fund — Class A

●
Thornburg International Equity Fund — Class R3

●
Victory Munder Mid-Cap Core Growth Fund — Class A

●
Victory Special Value Fund — Class A

●
Virtus NFJ International Value Fund — Class A

●
Wells Fargo Emerging Markets Equity Fund — Class A

For more information on the underlying Funds see the section entitled “The Funds.”

For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2021
Statement of Additional Information Dated: May 1, 2021
2

3

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: Empower Retirement, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant’s Account under a Contract.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
4

Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
5

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Transfer Fee(1)	$5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(2)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(3)	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(3)(4)*	$50

(1)
The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2)
Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3)
This is the maximum fee we would charge. (See “May I request a Loan from my Participant Account?”)

(4)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

Annual Maintenance Fee(5)	$30
6

Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(6)
Before Annuity Commencement Date:
Range of Mortality and Expense Risk and Administrative Charge based on total value of Participant Accounts under a Contract(7)	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date:
Mortality and Expense Risk and Administrative Charge
All Participant Accounts.	1.25%
We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub‑Account assets, including management fees, Rule 12b‑1 distribution and/or service fees, and other expenses)	0.71%	1.65%

(5)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(6)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

(7)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

7

EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$784	$1,282	$1,787	$3,517	$297	$967	$1,659	$3,487	$327	$997	$1,689	$3,517
1.05%	$765	$1,223	$1,688	$3,323	$277	$906	$1,558	$3,293	$307	$936	$1,588	$3,323
0.85%	$745	$1,164	$1,587	$3,126	$256	$845	$1,457	$3,096	$286	$875	$1,487	$3,126
0.75%	$736	$1,134	$1,536	$3,026	$246	$815	$1,407	$2,996	$276	$845	$1,437	$3,026
0.65%	$726	$1,105	$1,485	$2,924	$236	$784	$1,355	$2,894	$266	$814	$1,385	$2,924
0.50%	$711	$1,060	$1,408	$2,771	$220	$738	$1,278	$2,741	$250	$768	$1,308	$2,771
0.35%	$697	$1,015	$1,331	$2,615	$205	$691	$1,201	$2,585	$235	$721	$1,231	$2,615
0.15%	$677	$955	$1,227	$2,403	$185	$629	$1,097	$2,373	$215	$659	$1,127	$2,403
0.00%	$663	$910	$1,148	$2,242	$169	$583	$1,018	$2,212	$199	$613	$1,048	$2,242
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
8

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charges at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant’s Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See “Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?”)
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
9

Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
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Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less premium taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve any life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders by the Annuitant are permitted after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
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When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
A money market Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution, signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
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THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
AB Discovery Value Fund — Class A	Long-term growth of capital.	AllianceBernstein, L.P.
American Century Equity Income Fund — Investor Class	The fund seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.
American Century U.S. Government Money Market Fund — Class A†	Seeks current income while maintaining liquidity and preserving capital.	American Century Investment Management, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds Capital World Growth and Income FundSM — Class R3	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management Company
American Funds The Growth Fund of America® — Class R3	Seeks to provide growth of capital.	Capital Research and Management Company
American Funds The Income Fund of America® — Class R3	Seeks to provide current income while secondarily striving for capital growth.	Capital Research and Management Company
Baron Small Cap Fund — Retail Shares	Seeks capital appreciation through investments primarily in securities of small-sized companies.	BAMCO, Inc.
BNY Mellon Midcap Index Fund, Inc.	Seeks to match the performance of the S&P MidCap 400® Index.	BNY Mellon Investment Adviser, Inc.
Closed to Contracts issued on or about 6/1/2014.
BNY Mellon Smallcap Stock Index Fund — Class INV	The fund seeks to match the performance of the S&P Small Cap 600® Index.	BNY Mellon Investment Adviser, Inc.
Calvert Equity Fund — Class A	Seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.	Calvert Research and Management Sub-advised by Atlanta Capital Management Company, LLC.
Davis New York Venture Fund — Class A	Long-term growth of capital.	Davis Selected Advisers, L.P. Sub-advised by Davis Selected Advisers - NY, Inc.
Eaton Vance Income Fund of Boston — Class A	To provide a high level of current income.	Boston Management and Research
Federated Hermes Short-Term Income Fund — Service Shares	To provide current income.	Federated Investment Management Company
Formerly Federated Short-Term Income Fund — Service Shares
Fidelity Advisor® Leveraged Company Stock Fund — Class M	Seeks capital appreciation.	FMR Co.,LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity Advisor® Value Strategies Fund — Class M	Seeks capital appreciation.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Franklin Mutual U.S. Value Fund — Class A	High total return, of which capital appreciation and income are components.	Franklin Advisory Services, LLC
Goldman Sachs Small/Mid Cap Growth Fund — Class A	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco Intermediate Bond Factor Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Intermediate Income Fund — Class A
Invesco International Bond Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer International Bond Fund — Class A
Invesco Real Estate Fund — Class A	Seeks total return through capital growth and current income.	Invesco Advisers, Inc.
Invesco Small Cap Value Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Technology Fund — Investor Class	Seeks long-term capital growth.	Invesco Advisers, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Invesco Value Opportunities Fund — Class A	Total return through growth of capital and total income.	Invesco Advisers, Inc.
Janus Henderson Balanced Fund — Class S	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income	Janus Capital Management LLC
Janus Henderson Forty Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Overseas Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
John Hancock New Opportunities Fund — Class A	Seeks long-term capital appreciation.	John Hancock Advisers, LLC Sub-advised by GW&K Investment Management, LLC
Keeley Small Cap Dividend Value Fund — Class A	Seeks capital appreciation.	Keeley Teton Advisors, LLC
Lord Abbett Value Opportunities Fund — Class A	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
Massachusetts Investors Growth Stock Fund — Class A	Seeks capital appreciation.	MFS Financial Services Company
MFS® Government Securities Fund — Class R3	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Financial Services Company
Oakmark International Small Cap Fund — Investor Class	Seeks long-term capital appreciation.	Harris Associates L.P.
PIMCO Real Return Fund — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Fund — Class A	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Putnam International Equity Fund — Class A	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Thornburg International Equity Fund — Class R3	Seeks long-term capital appreciation & secondary non-fundamental goal is to seek some current income.	Thornburg Investment Management, Inc.
Formerly Thornburg International Value Fund — Class R3
Victory Munder Mid-Cap Core Growth Fund — Class A	Provide long-term capital appreciation.	Victory Capital Management Inc.
Victory Special Value Fund — Class A	Long-term growth of capital and dividend income.	Victory Capital Management Inc.
Virtus NFJ International Value Fund — Class A	Seeks long-term growth of capital and income.	Virtus Investment Advisers, Inc. Sub-advised by NFJ Investment Group, LLC
Formerly AllianzGI International Value Fund — Class A
Wells Fargo Emerging Markets Equity Fund — Class A	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class I Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500® Index.	BlackRock Advisors, LLC
Hartford Series Fund, Inc.
Hartford Capital Appreciation HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford International Opportunities HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford MidCap HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Stock HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Ultrashort Bond HLS Fund — Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Notes
†
In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you

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allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.
Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
Fees and Payments Received by Talcott Resolution from the Fund Families:  On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Additionally, a MassMutual affiliate continues to be responsible for marketing and selling the
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Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Great-West expects to make a profit on the amount of the fees and payments that exceed Great-West’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of MassMutual’s affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of MassMutual’s affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
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GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•
the cost of preparing sales literature,

•
commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.
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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➢
Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.
Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?
We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant’s Account under a Contract in the event of the Participant’s:
•
death,

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•
disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

•
for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

•
severance from employment with the Employer,

•
attainment of age 59½ or older,

•
financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

•
in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.
If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer’s plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.
No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A “Related Participant Directed Account Option” is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Mortality and Expense Risk and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:
Method One: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
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Method Two: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk —  We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers,
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administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Qualified governmental excess benefit plans under Section 415(m) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to Valuation Days while we try to obtain complete information. If we cannot obtain the information within Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
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Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Talcott Resolution will reimburse the plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily
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requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day.  We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
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The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of  $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund trading policies will be considered not in good order.
Fund trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or

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enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.
How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or
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through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685‑1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397‑3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888‑4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
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Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, further actions our regulators may take in response to the COVID-19 public health crisis and its impact on financial markets and our operations. At this time, Talcott Resolution is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of Talcott Resolution and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
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How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
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Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our administrative offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: —  Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION:   There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 591∕2, b) a
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severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 591∕2). Distributions prior to age 591∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract.   Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time after the termination of Contributions but before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately.   The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum.   The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account.   Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period.   Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
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The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other contracts, Talcott Resolution will not accept future contributions.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Option 3:   Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
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The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity Payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payment options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
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How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
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On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
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Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•
Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

•
“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2020, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Resources Investment Advisors, LLC, and Retirement Plan Advisory Group .
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $580 thousand.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its
37

Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
38

APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
APP TAX-3

other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
APP TAX-4

circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
APP TAX-5

circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

APP TAX-6

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
APP TAX-7

requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

APP TAX-8

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
APP TAX-9

In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
The CARES Act provides a temporary waiver of the RMD requirement for specified defined contribution plans for calendar year 2020. The waiver applies to distributions for 2020 and the RMDs for 2019 that were due by a required beginning date in 2020 (i.e., April 1, 2020), which were not paid.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

APP TAX-10

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

Mortality and Expense Risk and Administrative Charge of 0.35%
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AllianzGI International Value Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
American Century Equity Income Fund
Accumulation unit value at beginning of period	$39.860	$32.230	$33.827	$29.952	$25.154	$25.092	$22.388	$18.807	$16.925	$16.398
Accumulation unit value at end of period	$40.149	$39.860	$32.230	$33.827	$29.952	$25.154	$25.092	$22.388	$18.807	$16.925
Number of accumulation units outstanding at end of period (in thousands)	18	18	21	23	31	30	33	46	52	65
Blackrock S&P 500 Index V.I. Fund
Accumulation unit value at beginning of period	$12.231	$9.345	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.412	$12.231	$9.345	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	304	343	357	-	-	-	-	-	-	-
Federated Hermes Short-Term Income Fund
Accumulation unit value at beginning of period	$10.418	$10.022	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.741	$10.418	$10.022	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	9	-	-	-	-	-	-	-
Fidelity® Advisor Value Strategies Fund
Accumulation unit value at beginning of period	$35.197	$26.383	$32.224	$27.267	$24.719	$25.590	$24.237	$18.741	$14.880	$16.544
Accumulation unit value at end of period	$37.778	$35.197	$26.383	$32.224	$27.267	$24.719	$25.590	$24.237	$18.741	$14.880
Number of accumulation units outstanding at end of period (in thousands)	6	6	7	8	8	8	13	14	16	20

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Mutual U.S. Value Fund
Accumulation unit value at beginning of period	$34.060	$27.456	$31.471	$28.088	$23.401	$25.926	$25.829	$18.973	$16.464	$17.644
Accumulation unit value at end of period	$33.106	$34.060	$27.456	$31.471	$28.088	$23.401	$25.926	$25.829	$18.973	$16.464
Number of accumulation units outstanding at end of period (in thousands)	51	55	64	74	86	112	123	34	40	50
Hartford Capital Appreciation HLS Fund
Accumulation unit value at beginning of period	$48.590	$37.142	$40.060	$32.913	$31.300	$31.093	$29.078	$20.981	$17.792	$20.153
Accumulation unit value at end of period	$59.032	$48.590	$37.142	$40.060	$32.913	$31.300	$31.093	$29.078	$20.981	$17.792
Number of accumulation units outstanding at end of period (in thousands)	188	216	239	275	321	423	462	59	64	81
Hartford MidCap HLS Fund
Accumulation unit value at beginning of period	$61.448	$46.411	$50.321	$40.570	$36.357	$35.911	$32.357	$23.224	$19.512	$21.264
Accumulation unit value at end of period	$76.607	$61.448	$46.411	$50.321	$40.570	$36.357	$35.911	$32.357	$23.224	$19.512
Number of accumulation units outstanding at end of period (in thousands)	55	62	72	84	100	127	569	549	57	66
Hartford Stock HLS Fund
Accumulation unit value at beginning of period	$34.287	$26.221	$26.351	$22.064	$20.613	$20.132	$18.151	$13.773	$12.084	$12.260
Accumulation unit value at end of period	$38.294	$34.287	$26.221	$26.351	$22.064	$20.613	$20.132	$18.151	$13.773	$12.084
Number of accumulation units outstanding at end of period (in thousands)	42	50	53	59	74	84	132	22	26	28
Hartford Total Return Bond HLS Fund
Accumulation unit value at beginning of period	$21.461	$19.463	$19.691	$18.790	$18.045	$18.215	$17.263	$17.563	$16.390	$15.372
Accumulation unit value at end of period	$23.317	$21.461	$19.463	$19.691	$18.790	$18.045	$18.215	$17.263	$17.563	$16.390
Number of accumulation units outstanding at end of period (in thousands)	124	131	151	157	194	244	494	355	48	64
Hartford Ultrashort Bond HLS Fund
Accumulation unit value at beginning of period	$11.917	$11.632	$11.493	$11.417	$11.348	$11.373	$11.402	$11.442	$11.482	$11.522
Accumulation unit value at end of period	$12.047	$11.917	$11.632	$11.493	$11.417	$11.348	$11.373	$11.402	$11.442	$11.482
Number of accumulation units outstanding at end of period (in thousands)	99	86	91	96	119	128	140	128	155	189
Invesco Equity and Income Fund
Accumulation unit value at beginning of period	$31.656	$26.456	$29.386	$26.594	$23.240	$23.882	$21.973	$17.646	$15.687	$15.938
Accumulation unit value at end of period	$34.691	$31.656	$26.456	$29.386	$26.594	$23.240	$23.882	$21.973	$17.646	$15.687
Number of accumulation units outstanding at end of period (in thousands)	170	183	205	232	267	300	370	177	130	152

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Intermediate Bond Factor Fund
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Invesco Technology Fund
Accumulation unit value at beginning of period	$28.427	$21.037	$21.254	$15.825	$16.047	$15.094	$13.672	$10.997	$9.969	$10.339
Accumulation unit value at end of period	$41.378	$28.427	$21.037	$21.254	$15.825	$16.047	$15.094	$13.672	$10.997	$9.969
Number of accumulation units outstanding at end of period (in thousands)	13	9	12	11	8	11	12	2	2	4
Invesco Value Opportunities Fund
Accumulation unit value at beginning of period	$19.197	$14.833	$18.539	$15.887	$13.510	$15.135	$14.247	$10.789	$9.200	$10.281
Accumulation unit value at end of period	$20.178	$19.197	$14.833	$18.539	$15.887	$13.510	$15.135	$14.247	$10.789	$9.200
Number of accumulation units outstanding at end of period (in thousands)	26	27	31	35	34	38	40	47	50	66
John Hancock New Opportunities Fund
Accumulation unit value at beginning of period	$14.178	$11.703	$13.722	$12.097	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.212	$14.178	$11.703	$13.722	$12.097	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	18	19	23	26	-	-	-	-	-
Massachusetts Investors Growth Stock Fund
Accumulation unit value at beginning of period	$39.667	$28.452	$28.333	$22.093	$20.883	$20.965	$18.865	$14.546	$12.485	$12.365
Accumulation unit value at end of period	$48.397	$39.667	$28.452	$28.333	$22.093	$20.883	$20.965	$18.865	$14.546	$12.485
Number of accumulation units outstanding at end of period (in thousands)	29	31	32	33	40	44	139	149	32	39
Oakmark International Small Cap Fund
Accumulation unit value at beginning of period	$45.713	$34.777	$45.759	$36.422	$34.381	$34.249	$37.243	$29.272	$24.812	$29.797
Accumulation unit value at end of period	$47.840	$45.713	$34.777	$45.759	$36.422	$34.381	$34.249	$37.243	$29.272	$24.812
Number of accumulation units outstanding at end of period (in thousands)	9	9	10	11	12	14	15	18	19	32
Putnam International Equity Fund
Accumulation unit value at beginning of period	$21.926	$17.533	$21.819	$17.312	$17.856	$17.896	$19.274	$15.118	$12.463	$14.807
Accumulation unit value at end of period	$24.415	$21.926	$17.533	$21.819	$17.312	$17.856	$17.896	$19.274	$15.118	$12.463
Number of accumulation units outstanding at end of period (in thousands)	14	15	17	20	23	24	26	29	33	40

APP I-3

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address

City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-3573 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven PremierSolutions Chicago Public Schools HV-3573
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: Empower Retirement, LLC, P.O. Box 1583, Hartford, CT 06144-1583
Date of Prospectus: May 1, 2021
Date of Statement of Additional Information: May 1, 2021

 1

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company incorporated in this Prospectus by reference from Form N-VPFS for the year ended December 31, 2020 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven (comprised of the sub-accounts listed in the Appendix to our report) as of December 31, 2020 and for each of the years or periods in the two years then ended presented therein, have been incorporated in this Prospectus by reference from Form N-VPFS in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included therein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2020, 2019, and 2018, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2020, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 2

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts for any applicable Mortality and Expense Risk and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 3

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2020 and for the period then ended, included in the Statement of Additional Information are incorporated by reference to the filing on N-VPFS, File No. 811-10559, on April 30, 2021.

Part A

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
PremierSolutions New Jersey
Institutions of Higher Education
Sub‑Administered by Great‑West Life & Annuity Insurance Company

This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
AB Sustainable Global Thematic Fund — Advisor Class

●
American Century Equity Income Fund — Class A

●
American Century Equity Income Fund — Investor Class

●
American Century Ginnie Mae Fund — Class A

●
American Century Small Company Fund — Class A

●
American Century U.S. Government Money Market Fund — Class A

●
American Funds EuroPacific Growth Fund® — Class R4

●
American Funds New World Fund® — Class R3

●
BlackRock S&P 500 Index V.I. Fund — Class I Shares

●
Calvert Equity Fund — Class A

●
ClearBridge International Small Cap Fund — Class A

●
Franklin Mutual Global Discovery Fund — Class A

●
Franklin Small-Mid Cap Growth Fund — Class A

●
Goldman Sachs Small Cap Value Fund — Institutional Class

●
Hartford Dividend and Growth HLS Fund — Class IA

●
Hartford MidCap HLS Fund — Class IA

●
Hartford Small Company HLS Fund — Class IA

●
Hartford Total Return Bond HLS Fund — Class IA

●
Hartford Ultrashort Bond HLS Fund — Class IA

●
Invesco Emerging Markets All Cap Fund — Class Y

●
Invesco Equity and Income Fund — Class A

●
Invesco Equity and Income Fund — Class Y

●
Invesco Global Opportunities Fund — Class A

●
Invesco Intermediate Bond Factor Fund — Class A

●
Ivy Small Cap Growth Fund — Class Y

●
Loomis Sayles Bond Fund — Retail Class

●
Massachusetts Investors Growth Stock Fund — Class A

●
MassMutual Blue Chip Growth Fund — Class R5

●
MassMutual Equity Opportunities Fund — Class R5

●
MassMutual Global Fund — Class R4

●
MassMutual Global Fund — Class R5

●
MassMutual High Yield Fund — Class R5

●
MassMutual International Equity Fund — Class R4

●
MassMutual Main Street Fund — Class R4

●
MassMutual Mid Cap Growth Fund — Class R5

●
MassMutual RetireSMART(SM) by JPMorgan 2025 Fund — Class R5

●
MassMutual RetireSMART(SM) by JPMorgan 2035 Fund — Class R5

●
MassMutual RetireSMART(SM) by JPMorgan 2045 Fund — Class R5

●
MassMutual RetireSMART(SM) by JPMorgan in Retirement Fund — Class R5

●
MassMutual Select BlackRock Global Allocation Fund — Class R4

●
MassMutual Short-Duration Bond Fund — Class R4

●
MassMutual Small Cap Growth Equity Fund — Class R4

●
MassMutual Small Cap Opportunities Fund — Class R4

●
MassMutual Small Cap Opportunities Fund — Class R5

●
MassMutual Small Company Value Fund — Class R4

●
MassMutual Strategic Bond Fund — Class R5

●
MassMutual Strategic Emerging Markets Fund — Class R4

●
Oakmark Equity and Income Fund — Service Class

●
PIMCO Total Return ESG Fund — Admin Class

●
Templeton Foreign Fund — Class A

●
Templeton Global Bond Fund — Class ADV

●
Victory Sycamore Established Value Fund — Class I

●
Virtus AllianzGI Water Fund — Institutional Class

For more information on the underlying Funds see the section entitled “The Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission.
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2021
Statement of Additional Information Dated: May 1, 2021
2

3

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: Empower Retirement, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant’s Account under a Contract.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
4

Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
5

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Transfer Fee(1)	$5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(2)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(3)	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(3)(4)*	$50

(1)
The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2)
Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3)
This is the maximum fee we would charge. (See “May I request a Loan from my Participant Account?”)

(4)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

Annual Maintenance Fee(5)	$30
6

Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(6)
Before Annuity Commencement Date:
Range of Mortality and Expense Risk and Administrative Charge based on total value of Participant Accounts under a Contract(7)	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date:
Mortality and Expense Risk and Administrative Charge
All Participant Accounts	1.25%
We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub‑Account assets, including management fees, Rule 12b‑1 distribution and/or service fees, and other expenses)	0.55%	1.79%†

†
The maximum rate does not reflect the contractual fee waiver received from the fund company.

(5)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(6)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

7

(7)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

8

EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$798	$1,323	$1,856	$3,650	$312	$1,010	$1,728	$3,620	$342	$1,040	$1,758	$3,650
1.05%	$779	$1,265	$1,758	$3,459	$291	$949	$1,629	$3,429	$321	$979	$1,659	$3,459
0.85%	$759	$1,206	$1,658	$3,264	$271	$888	$1,528	$3,234	$301	$918	$1,558	$3,264
0.75%	$749	$1,176	$1,607	$3,165	$260	$858	$1,478	$3,135	$290	$888	$1,508	$3,165
0.65%	$740	$1,146	$1,557	$3,066	$250	$827	$1,427	$3,036	$280	$857	$1,457	$3,066
0.50%	$725	$1,102	$1,480	$2,914	$235	$781	$1,350	$2,884	$265	$811	$1,380	$2,914
0.35%	$710	$1,057	$1,403	$2,760	$219	$735	$1,273	$2,730	$249	$765	$1,303	$2,760
0.15%	$691	$997	$1,300	$2,552	$199	$673	$1,170	$2,522	$229	$703	$1,200	$2,552
0.00%	$676	$952	$1,221	$2,392	$183	$626	$1,092	$2,362	$213	$656	$1,122	$2,392
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
9

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant’s Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a Percent of Participant Account
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See “Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?”)
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
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Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
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Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
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When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
A money market Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution, signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
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THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
AB Sustainable Global Thematic Fund — Advisor Class	Long-term growth of capital.	AllianceBernstein, L.P.
American Century Equity Income Fund — Class A	The fund seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.
Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
American Century Equity Income Fund — Investor Class	The fund seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Century Ginnie Mae Fund — Class A	Seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.	American Century Investment Management, Inc.
American Century Small Company Fund — Class A	Seeks long-term capital growth by investing primarily in common stocks of small companies.	American Century Investment Management, Inc.
American Century U.S. Government Money Market Fund — Class A†	Seeks current income while maintaining liquidity and preserving capital.	American Century Investment Management, Inc.
American Funds EuroPacific Growth Fund® — Class R4	Seeks to provide long-term growth of capital.	Capital Research and Management Company
American Funds New World Fund® — Class R3	Long-term capital appreciation.	Capital Research and Management Company
Calvert Equity Fund — Class A	Seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.	Calvert Research and Management Sub-advised by Atlanta Capital Management Company, LLC.
ClearBridge International Small Cap Fund — Class A	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Sub-advised by ClearBridge Investments, LLC
Franklin Mutual Global Discovery Fund — Class A	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Small-Mid Cap Growth Fund — Class A	Seeks long-term capital growth.	Franklin Advisers, Inc.
Goldman Sachs Small Cap Value Fund — Institutional Class	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Invesco Emerging Markets All Cap Fund — Class Y	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Developing Markets Fund — Class Y
Invesco Equity and Income Fund — Class A	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Invesco Equity and Income Fund — Class Y	Seeks current income and secondly capital appreciation.	Invesco Advisers, Inc.
Invesco Global Opportunities Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Global Opportunities Fund — Class A
Invesco Intermediate Bond Factor Fund — Class A	Seeks total return.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Intermediate Income Fund — Class A
Ivy Small Cap Growth Fund — Class Y	Seek to provide growth of capital.	Ivy Investment Management Company
Loomis Sayles Bond Fund — Retail Class	Seeks high total investment return through a combination of current income and capital appreciation.	Loomis, Sayles & Company, L.P.
Massachusetts Investors Growth Stock Fund — Class A	Seeks capital appreciation.	MFS Financial Services Company
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual Blue Chip Growth Fund — Class R5	Seeks growth of capital over the long term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Loomis Sayles & Company
Formerly MassMutual Select Blue Chip Growth Fund — Class R5
MassMutual Equity Opportunities Fund — Class R5	Seeks growth of capital over the long-term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./ Wellington Management Company LLP
Formerly MassMutual Select Equity Opportunities Fund — Class R5
MassMutual Global Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Global Fund — Class R4
Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
MassMutual Global Fund — Class R5	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Global Fund — Class R45
MassMutual High Yield Fund — Class R5	Seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.	MML Investment Advisers, LLC Sub-advised by Barings LLC
Formerly MassMutual Premier High Yield Fund — Class R5
MassMutual International Equity Fund — Class R4	Seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier International Equity Fund — Class R4
MassMutual Main Street Fund — Class R4	Seeks a high total return.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Main Street Fund — Class R4
MassMutual Mid Cap Growth Fund — Class R5	Seeks growth of capital over the long-term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./Frontier Capital Management Company, LLC
Formerly MassMutual Select Mid Cap Growth Fund — Class R5
MassMutual RetireSMART(SM) by JPMorgan 2025 Fund — Class R5	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMART(SM) by JPMorgan 2035 Fund — Class R5	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
MassMutual RetireSMART(SM) by JPMorgan 2045 Fund — Class R5	Seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual RetireSMART(SM) by JPMorgan in Retirement Fund — Class R5	The Fund seeks current income and some capital appreciation.	MML Investment Advisers, LLC Sub-advised by J.P. Morgan Investment Management Inc.
MassMutual Select BlackRock Global Allocation Fund — Class R4	Seeks long-term total return.	MML Investment Advisers, LLC Sub-advised by BlackRock Investment Management, LLC
Effective 3/6/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
MassMutual Short-Duration Bond Fund — Class R4	Seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.	MML Investment Advisers, LLC Sub-advised by Barings LLC
Formerly MassMutual Premier Short-Duration Bond Fund — Class R4
MassMutual Small Cap Growth Equity Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company LLP/Invesco Advisers, Inc.
Formerly MassMutual Select Small Cap Growth Equity Fund — Class R4
MassMutual Small Cap Opportunities Fund — Class R4	Seeks capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Formerly MassMutual Premier Small Cap Opportunities Fund — Class R4
MassMutual Small Cap Opportunities Fund — Class R5	Seeks capital appreciation.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Small Cap Opportunities Fund — Class R45
MassMutual Small Company Value Fund — Class R4	Seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.	MML Investment Advisers, LLC Sub-advised by AllianceBernstein, L.P./American Century Investment Management, Inc.
Formerly MassMutual Select Small Company Value Fund — Class R4
MassMutual Strategic Bond Fund — Class R5	Seeks a superior total rate of return by investing in fixed income instruments.	MML Investment Advisers, LLC Sub-advised by Western Asset Management Company/Western Asset Management Company Limited
Formerly MassMutual Select Strategic Bond Fund — Class R5
MassMutual Strategic Emerging Markets Fund — Class R4	Seeks long-term capital growth.	MML Investment Advisers, LLC Sub-advised by Invesco Advisers, Inc.
Formerly MassMutual Premier Strategic Emerging Markets Fund — Class R4
Oakmark Equity and Income Fund — Service Class	Seeks income, preservation and growth of capital.	Harris Associates L.P.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
PIMCO Total Return ESG Fund — Class Admin	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Templeton Foreign Fund — Class A	Long-term capital growth.	Templeton Global Advisors Limited
Templeton Global Bond Fund — Class ADV	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
Victory Sycamore Established Value Fund — Class I	Seeks long term capital growth by investing primarily in common stocks.	Victory Capital Management Inc.
Virtus AllianzGI Water Fund — Institutional Class	Seeks long-term capital appreciation.	Virtus Investment Advisers, Inc. Sub-advised by Allianz Global Investors U.S. LLC
Formerly AllianzGI Global Water Fund — Institutional Class
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class I Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500® Index.	BlackRock Advisors, LLC
Hartford Series Fund, Inc.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford MidCap HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Small Company HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Ultrashort Bond HLS Fund — Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Notes
†
In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.

Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
Fees and Payments Received by Talcott Resolution from the Fund Families:  On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a
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reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Additionally, a MassMutual affiliate continues to be responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.65% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Great-West expects to make a profit on the amount of the fees and payments that exceed Great-West’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of MassMutual’s affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of MassMutual’s affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
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For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•
the cost of preparing sales literature,

•
commissions and other compensation paid to broker dealers and their registered representatives, and

•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.
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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➢
Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.
Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?
We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant’s Account under a Contract in the event of the Participant’s:
•
death,

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•
disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

•
for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

•
severance from employment with the Employer,

•
attainment of age 59½ or older,

•
financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

•
in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.
If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer’s plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.
No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A “Related Participant Directed Account Option” is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Mortality and Expense Risk and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:
Method One: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
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Method Two: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk —  We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers,
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administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts in New York, we may only apply experience credits prospectively.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Qualified governmental excess benefit plans under Section 415(m) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
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Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Talcott Resolution will reimburse the plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
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In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day.  We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer”, however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
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The Contracts provide for a Transfer Fee of  $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund's trading policies will be considered not in good order.
In certain circumstances, the underlying Fund's trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

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How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
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Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685‑1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397‑3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888‑4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and
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unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, further actions our regulators may take in response to the COVID-19 public health crisis and its impact on financial markets and our operations. At this time, Talcott Resolution is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of Talcott Resolution and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is repaid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the
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Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we

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receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans
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and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation
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of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payout. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other contracts, Talcott will not accept future contributions.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Option 3:   Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
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❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
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The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYMENTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate
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Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
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Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

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Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

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Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

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Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

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“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2020, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Resources Investment Advisors, LLC, and Retirement Plan Advisory Group .
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $580 thousand.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
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You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
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APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
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no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

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no more than 70% is represented by any two investments,

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no more than 80% is represented by any three investments and

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no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

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A contract acquired by the estate of a decedent by reason of such decedent’s death,

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Certain contracts acquired with respect to tax-qualified retirement arrangements,

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Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
APP TAX-3

other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
APP TAX-4

circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
APP TAX-5

circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

APP TAX-6

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
APP TAX-7

requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

APP TAX-8

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
APP TAX-9

In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
The CARES Act provides a temporary waiver of the RMD requirement for specified defined contribution plans for calendar year 2020. The waiver applies to distributions for 2020 and the RMDs for 2019 that were due by a required beginning date in 2020 (i.e., April 1, 2020), which were not paid.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

APP TAX-10

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015		2014	2013		2012	2011
American Century Equity Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$47.886	$38.681	$40.558	$35.873	$30.095	$-	(a)	$-	$-		$-	$-
Accumulation unit value at end of period	$48.283	$47.886	$38.681	$40.558	$35.873	$30.095		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	566	622	682	720	773		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$24.342	$-	$-	$-	$-	$15.514	(a)	$13.893	$13.063	(b)	$-	$-
Accumulation unit value at end of period	$24.458	$24.342	$-	$-	$-	$15.513		$15.514	$13.893		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	42	43	-	-	-	119		1,598	1,447		-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$45.762	$-	$-	$-	$-	$-		$-	$22.202	(b)	$20.060	$19.515
Accumulation unit value at end of period	$45.911	$45.762	$-	$-	$-	$-		$-	$24.802		$22.202	$20.060
Number of accumulation units outstanding at end of period (in thousands)	10	11	-	-	-	-		-	956		928	916
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$36.117	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$36.180	$36.117	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	17	-	-	-	-		-	-		-	-

APP I-1

Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$39.424	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$39.414	$39.424	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	20	-	-	-	-	-	-	-	-
Franklin Mutual Global Discovery Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015		2014	2013		2012	2011
Franklin Small-Mid Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.544	$20.897	$21.905	$18.024	$17.277	$-	(a)	$-	$-		$-	$-
Accumulation unit value at end of period	$42.958	$27.544	$20.897	$21.905	$18.024	$17.277		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	72	127	154	155	192	240		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.625	$-	$-	$-	$-	$12.779	(a)	$11.926	$10.009	(b)	$-	$-
Accumulation unit value at end of period	$30.500	$19.625	$-	$-	$-	$12.483		$12.779	$11.926		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	16	-	-	-	27		457	454		-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$21.387	$-	$-	$-	$-	$-		$-	$9.511	(b)	$8.629	$9.118
Accumulation unit value at end of period	$33.189	$21.387	$-	$-	$-	$-		$-	$11.016		$9.511	$8.629
Number of accumulation units outstanding at end of period (in thousands)	3	3	-	-	-	-		-	440		424	454
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$35.991	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$55.767	$35.991	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	4	-	-	-	-		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$34.093	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$52.722	$34.093	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	6	7	-	-	-	-		-	-		-	-
Invesco Equity and Income Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.699	$28.065	$31.064	$28.015	$24.396	$-	(a)	$-	$-		$-	$-
Accumulation unit value at end of period	$37.060	$33.699	$28.065	$31.064	$28.015	$24.396		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	41	49	44	47	42	48		-	-		-	-

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015		2014	2013		2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$31.656	$-	$-	$-	$-	$23.882	(a)	$21.973	$20.050	(b)	$-	$-
Accumulation unit value at end of period	$34.691	$31.656	$-	$-	$-	$23.240		$23.882	$21.973		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	170	183	-	-	-	300		370	177		-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$30.819	$-	$-	$-	$-	$-		$-	$17.360	(b)	$15.456	$15.727
Accumulation unit value at end of period	$33.723	$30.819	$-	$-	$-	$-		$-	$19.713		$17.360	$15.456
Number of accumulation units outstanding at end of period (in thousands)	16	13	-	-	-	-		-	322		318	323
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$30.003	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$32.782	$30.003	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	51	61	-	-	-	-		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$29.215	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$31.856	$29.215	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	30	30	-	-	-	-		-	-		-	-
Invesco Intermediate Bond Factor Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-		-	-		-	-

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015		2014	2013		2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-		-	-		-	-
Massachusetts Investors Growth Stock Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.803	$22.017	$21.848	$16.977	$15.992	$-	(a)	$-	$-		$-	$-
Accumulation unit value at end of period	$37.714	$30.803	$22.017	$21.848	$16.977	$15.992		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	56	78	77	81	95	111		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$39.667	$-	$-	$-	$-	$20.965	(a)	$18.865	$16.383	(b)	$-	$-
Accumulation unit value at end of period	$48.397	$39.667	$-	$-	$-	$20.883		$20.965	$18.865		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	29	31	-	-	-	44		139	149		-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$27.016	$-	$-	$-	$-	$-		$-	$10.011	(b)	$8.606	$8.536
Accumulation unit value at end of period	$32.912	$27.016	$-	$-	$-	$-		$-	$11.269		$10.011	$8.606
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-		-	244		210	176

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015		2014	2013		2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$37.596	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$45.732	$37.596	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	6	-	-	-	-		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$32.865	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$39.897	$32.865	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	-	-	-	-		-	-		-	-
Templeton Foreign Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.898	$23.028	$27.092	$23.140	$20.729	$-	(a)	$-	$-		$-	$-
Accumulation unit value at end of period	$25.772	$25.898	$23.028	$27.092	$23.140	$20.729		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	109	158	193	234	283	381		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$15.612	$-	$-	$-	$-	$13.687	(a)	$15.399	$13.246	(b)	$-	$-
Accumulation unit value at end of period	$15.482	$15.612	$-	$-	$-	$12.672		$13.687	$15.399		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	58	69	-	-	-	136		825	839		-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$24.151	$-	$-	$-	$-	$-		$-	$18.995	(b)	$16.103	$18.540
Accumulation unit value at end of period	$23.913	$24.151	$-	$-	$-	$-		$-	$20.694		$18.995	$16.103
Number of accumulation units outstanding at end of period (in thousands)	4	3	-	-	-	-		-	599		576	584
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$23.512	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$23.245	$23.512	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	11	14	-	-	-	-		-	-		-	-

APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015		2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$23.158	$-	$-	$-	$-	$-		$-	$-	$-	$-
Accumulation unit value at end of period	$22.850	$23.158	$-	$-	$-	$-		$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	33	-	-	-	-		-	-	-	-
Blackrock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.307	$9.371	$-	$-	$-	$-	(a)	$-	$-	$-	$-
Accumulation unit value at end of period	$14.553	$12.307	$9.371	$-	$-	$-		$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	66	78	88	-	-	-		-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$12.231	$-	$-	$-	$-	$-	(a)	$-	$-	$-	$-
Accumulation unit value at end of period	$14.412	$12.231	$-	$-	$-	$-		$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	304	343	-	-	-	-		-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.198	$-	$-	$-	$-	$-		$-	$-	$-	$-
Accumulation unit value at end of period	$14.352	$12.198	$-	$-	$-	$-		$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	4	-	-	-	-		-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$12.166	$-	$-	$-	$-	$-		$-	$-	$-	$-
Accumulation unit value at end of period	$14.292	$12.166	$-	$-	$-	$-		$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	25	-	-	-	-		-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$12.122	$-	$-	$-	$-	$-		$-	$-	$-	$-
Accumulation unit value at end of period	$14.213	$12.122	$-	$-	$-	$-		$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	114	110	-	-	-	-		-	-	-	-

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015		2014	2013		2012	2011
Hartford Dividend and Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.322	$8.804	$9.299	$7.856	$6.838	$-	(a)	$-	$-		$-	$-
Accumulation unit value at end of period	$12.202	$11.322	$8.804	$9.299	$7.856	$6.838		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1,227	1,441	1,717	2,016	2,403	3,489		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$-	$-	$-	$-	$-	$-	(a)	$15.850	$13.994	(b)	$-	$-
Accumulation unit value at end of period	$-	$-	$-	$-	$-	$-		$17.841	$15.850		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-		995	938		-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$40.444	$-	$-	$-	$-	$-		$-	$17.175	(b)	$15.195	$15.073
Accumulation unit value at end of period	$43.369	$40.444	$-	$-	$-	$-		$-	$19.922		$17.175	$15.195
Number of accumulation units outstanding at end of period (in thousands)	3	3	-	-	-	-		-	841		832	876
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$40.098	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$42.934	$40.098	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	23	21	-	-	-	-		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$9.567	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$10.223	$9.567	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	47	39	-	-	-	-		-	-		-	-
Hartford MidCap HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$62.786	$47.255	$51.056	$41.020	$36.632	$-	(a)	$-	$-		$-	$-
Accumulation unit value at end of period	$78.549	$62.786	$47.255	$51.056	$41.020	$36.632		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	108	162	202	230	277	357		-	-		-	-
APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015		2014	2013		2012	2011
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$61.448	$-	$-	$-	$-	$35.911	(a)	$32.357	$27.642	(b)	$-	$-
Accumulation unit value at end of period	$76.607	$61.448	$-	$-	$-	$36.357		$35.911	$32.357		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	55	62	-	-	-	127		569	549		-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$56.984	$-	$-	$-	$-	$-		$-	$21.764	(b)	$18.313	$19.987
Accumulation unit value at end of period	$70.935	$56.984	$-	$-	$-	$-		$-	$25.889		$21.764	$18.313
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-		-	645		625	612
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$58.240	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$72.389	$58.240	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	9	9	-	-	-	-		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$53.245	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$66.049	$53.245	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	7	-	-	-	-		-	-		-	-
Hartford Small Company HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$7.890	$5.759	$6.014	$4.759	$4.664	$-	(a)	$-	$-		$-	$-
Accumulation unit value at end of period	$12.270	$7.890	$5.759	$6.014	$4.759	$4.664		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	256	348	395	447	482	668		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$19.788	$-	$-	$-	$-	$12.968	(a)	$12.155	$10.025	(b)	$-	$-
Accumulation unit value at end of period	$30.667	$19.788	$-	$-	$-	$11.861		$12.968	$12.155		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	37	36	-	-	-	101		382	388		-	-

APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015		2014	2013		2012	2011
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$7.157	$-	$-	$-	$-	$-		$-	$3.088	(b)	$2.683	$2.791
Accumulation unit value at end of period	$11.075	$7.157	$-	$-	$-	$-		$-	$3.662		$3.088	$2.683
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	-	-		-	1,239		1,251	1,153
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$46.514	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$71.870	$46.514	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	9	-	-	-	-		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$6.685	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$10.308	$6.685	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	21	31	-	-	-	-		-	-		-	-
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.544	$12.240	$12.339	$11.734	$11.229	$-	(a)	$-	$-		$-	$-
Accumulation unit value at end of period	$14.767	$13.544	$12.240	$12.339	$11.734	$11.229		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	275	298	372	449	530	735		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$21.461	$-	$-	$-	$-	$18.215	(a)	$17.263	$17.462	(b)	$-	$-
Accumulation unit value at end of period	$23.317	$21.461	$-	$-	$-	$18.045		$18.215	$17.263		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	124	131	-	-	-	244		494	355		-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$23.161	$-	$-	$-	$-	$-		$-	$19.155	(b)	$17.901	$16.816
Accumulation unit value at end of period	$25.126	$23.161	$-	$-	$-	$-		$-	$19.032		$19.155	$17.901
Number of accumulation units outstanding at end of period (in thousands)	2	2	-	-	-	-		-	533		514	609

APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015		2014	2013		2012	2011
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$20.340	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$22.033	$20.340	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	56	55	-	-	-	-		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$11.444	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$12.372	$11.444	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	71	85	-	-	-	-		-	-		-	-
Hartford Ultrashort Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.394	$13.027	$12.826	$12.698	$12.576	$-	(a)	$-	$-		$-	$-
Accumulation unit value at end of period	$13.587	$13.394	$13.027	$12.826	$12.698	$12.576		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	3	11	13		-	-		-	-
Mortality and Expense Risk and Administrative Charge — 0.35%
Accumulation unit value at beginning of period	$11.917	$-	$-	$-	$-	$11.373	(a)	$11.402	$11.425	(b)	$-	$-
Accumulation unit value at end of period	$12.047	$11.917	$-	$-	$-	$11.348		$11.373	$11.402		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	99	86	-	-	-	128		140	128		-	-
Mortality and Expense Risk and Administrative Charge — 0.50%
Accumulation unit value at beginning of period	$12.065	$-	$-	$-	$-	$-		$-	$11.706	(b)	$11.765	$11.823
Accumulation unit value at end of period	$12.178	$12.065	$-	$-	$-	$-		$-	$11.681		$11.706	$11.765
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-		-	39		45	136
Mortality and Expense Risk and Administrative Charge — 0.65%
Accumulation unit value at beginning of period	$11.300	$-	$-	$-	$-	$-		$-	$-		$-	$-
Accumulation unit value at end of period	$11.389	$11.300	$-	$-	$-	$-		$-	$-		$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-		-	-		-	-

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.85%
Accumulation unit value at beginning of period	$3.687	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$3.708	$3.687	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	83	34	-	-	-	-	-	-	-	-

(a)  Effective after the close of business of the New York Stock Exchange on October 9, 2015, the Mortality and Expense Risk and Administrative Charge was reduced from 0.35% to 0.00% annually.

(b)  Effective after the close of business of the New York Stock Exchange on June 1, 2013, the Mortality and Expense Risk and Administrative Charge was reduced from 0.50% to 0.35% annually.

APP I-12

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address

City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-4899 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven PremierSolutions New Jersey Institutions of Higher Education HV-4899
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a Prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: Empower Retirement, LLC, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2021
Date of Statement of Additional Information: May 1, 2021

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company incorporated in this Prospectus by reference from Form N-VPFS for the year ended December 31, 2020 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven (comprised of the sub-accounts listed in the Appendix to our report) as of December 31, 2020 and for each of the years or periods in the two years then ended presented therein, have been incorporated in this Prospectus by reference from Form N-VPFS in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included therein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2020, 2019, and 2018, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2020, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts for any applicable Mortality and Expense Risk and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2020 and for the period then ended, included in the Statement of Additional Information are incorporated by reference to the filing on N-VPFS, File No. 811-10559, on April 30, 2021.

Part A

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
State of Iowa Retirement Investors
Club 403(b)
Sub‑Administered by Great‑West Life & Annuity Insurance Company

This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
American Century Growth Fund — Investor Class

●
American Century Small Cap Value Fund — Class INV

●
American Century U.S. Government Money Market Fund — Class A

●
American Funds American Balanced Fund® — Class R4

●
American Funds Capital World Growth and Income FundSM — Class R4

●
American Funds EuroPacific Growth Fund® — Class R4

●
American Funds The Growth Fund of America® — Class R4

●
Artisan Mid Cap Value Fund — Investor Class

●
Baron Small Cap Fund — Retail Shares

●
BlackRock LifePath® Dynamic 2030 Fund — Institutional Shares

●
BlackRock LifePath® Dynamic 2040 Fund — Institutional Shares

●
BlackRock LifePath® Dynamic 2050 Fund — Institutional Shares

●
BlackRock LifePath® Dynamic 2060 Fund — Institutional Shares*

●
BlackRock LifePath® Dynamic Retirement Fund — Institutional Shares

●
BNY Mellon International Stock Index Fund

●
Eaton Vance Large-Cap Value Fund — Class A

●
Goldman Sachs Government Income Fund — Class A

●
Goldman Sachs High Yield Fund — Class A

●
Hartford Capital Appreciation HLS Fund — Class IA

●
Hartford Dividend and Growth HLS Fund — Class IA

●
Hartford Total Return Bond HLS Fund — Class IA

●
Hartford Ultrashort Bond HLS Fund — Class IA

●
Invesco Developing Markets Fund — Class Y

●
Invesco International Growth Fund — Class A

●
Invesco Oppenheimer International Growth Fund — Class A

●
Invesco Real Estate Fund — Class R5

●
Janus Henderson Overseas Fund — Class S

●
JPMorgan Mid Cap Growth — Class R3

●
MassMutual Blue Chip Growth — Class R5

●
MassMutual Small Cap Growth Equity — Class R4

●
MFS® International Growth Fund — Class R3

●
MFS® International Intrinsic Value Fund — Class R3

●
MFS Value Fund — Class A

●
Neuberger Berman Sustainable Equity Fund — Trust Class

●
Oakmark Equity and Income Fund — Investor Class

●
PIMCO Real Return Fund — Admin Class

●
PIMCO Total Return Fund — Admin Class

●
Vanguard 500 Index Fund — AdmiralTM Shares

●
Vanguard Mid-Cap Index Fund — AdmiralTM Shares

●
Vanguard Small-Cap Index Fund — AdmiralTM Shares

●
Vanguard Total Bond Market Index Fund — AdmiralTM Shares

●
Vanguard Total Stock Market Index Fund — AdmiralTM Shares

●
Victory Munder Mid-Cap Core Growth Fund — Class Y

●
Victory RS Value Fund — Class A

* Effective on or about June 16, 2021, the underlying Fund will be added as a new Sub-Account investment option.

For more information on the underlying Funds see the section entitled “The Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1 800 528 9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2021
Statement of Additional Information Dated: May 1, 2021
2

3

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: Empower Retirement, LLC, P.O. Box 1583, Hartford, Connecticut 06144-5085.
Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant’s Account under a Contract.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
4

Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
5

FEE TABLE
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Transfer Fee(1)	$5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)(2)
During First Year	5%
During Second Year	4%
During Third Year	3%
During Fourth Year	2%
During Fifth Year	1%
During Sixth Year and thereafter	0%
Loan Set-Up Fee(3)	$50
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Loan Administration Fee(3)(4)*	$50

(1)
The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2)
Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3)
This is the maximum fee we would charge. (See “May I request a Loan from my Participant Account?”)

(4)
We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

*
This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

Annual Maintenance Fee(5)	$30
6

Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(6)
Before Annuity Commencement Date:
Range of Mortality and Expense Risk and Administrative Charge based on total value of Participant Accounts under a Contract(7)	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date:
Mortality and Expense Risk and Administrative Charge
All Participant Accounts	1.25%
We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.

(5)
The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.

Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(6)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).

(7)
The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

7

This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub‑Account assets, including management fees, Rule 12b‑1 distribution and/or service fees, and other expenses)	0.04%	1.35%
The BlackRock LifePath® Dynamic Retirement Funds are referred to as “funds of funds,” and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the underlying Funds and the actual expenses of the underlying Funds.
8

EXAMPLE
The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses at each expense level and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Talcott Resolution assumes a Participant Account value of  $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.30%.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$755	$1,194	$1,638	$3,225	$267	$876	$1,508	$3,195	$297	$906	$1,538	$3,225
1.05%	$736	$1,134	$1,536	$3,026	$246	$815	$1,407	$2,996	$276	$845	$1,437	$3,026
0.85%	$716	$1,075	$1,434	$2,822	$226	$753	$1,304	$2,792	$256	$783	$1,334	$2,822
0.75%	$706	$1,045	$1,382	$2,719	$215	$722	$1,253	$2,689	$245	$752	$1,283	$2,719
0.65%	$697	$1,015	$1,331	$2,615	$205	$691	$1,201	$2,585	$235	$721	$1,231	$2,615
0.50%	$682	$970	$1,253	$2,456	$190	$645	$1,123	$2,426	$220	$675	$1,153	$2,456
0.35%	$668	$925	$1,174	$2,296	$174	$598	$1,044	$2,266	$204	$628	$1,074	$2,296
0.15%	$648	$865	$1,069	$2,078	$154	$536	$939	$2,048	$184	$566	$969	$2,078
0.00%	$633	$818	$989	$1,911	$138	$489	$859	$1,881	$168	$519	$889	$1,911
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.
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SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What is the Contingent Deferred Sales Charge under the Contract?
You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant’s Contract Years that have been completed before the Surrender.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See “Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?”)
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
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Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.
Annual Maintenance Fee: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
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Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:
Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.
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When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest annual maintenance fee.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
A money market Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution, signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
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THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.
Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
American Century Growth Fund — Investor Class	The fund seeks long-term capital growth	American Century Investment Management, Inc.
American Century Small Cap Value Fund — Class INV	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century U.S. Government Money Market Fund — Class A†	Seeks current income while maintaining liquidity and preserving capital.	American Century Investment Management, Inc.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds American Balanced Fund® — Class R4	Seeks conservation of capital, current income and long-term growth of capital and income.	Capital Research and Management Company
American Funds Capital World Growth and Income FundSM — Class R4	Seeks to provide long-term growth of capital.	Capital Research and Management Company
American Funds EuroPacific Growth Fund® — Class R4	Seeks to provide long-term growth of capital.	Capital Research and Management Company
American Funds The Growth Fund of America® Fund — Class R4	Seeks to provide growth of capital.	Capital Research and Management Company
Closed to new and subsequent Contributions and transfers of Participant Account values.
Artisan Mid Cap Value Fund — Investor Class	Seeks maximum long-term capital growth.	Artisan Partners Limited Partnership
Baron Small Cap Fund — Retail Shares	Seeks capital appreciation through investments primarily in securities of small-sized companies.	BAMCO, Inc.
BlackRock LifePath® Dynamic 2030 Fund — Institutional Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2040 Fund — Institutional Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2050 Fund — Institutional Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic 2060 Fund — Institutional Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
BlackRock LifePath® Dynamic Retirement Fund — Institutional Shares	Seeks to provide for retirement outcomes based on quantitatively measured risk. The Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.	BlackRock Fund Advisors
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BNY Mellon International Stock Index Fund	Seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (free) Index (MSCI EAFE®).	BNY Mellon Investment Adviser, Inc.
Eaton Vance Large-Cap Value Fund — Class A	Seeks total return	Boston Management and Research
Goldman Sachs Government Income Fund — Class A	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs High Yield Fund — Class A	Seeks a high level of current income and may also consider the potential for capital appreciation.	Goldman Sachs Asset Management, L.P.
Invesco Developing Markets Fund — Class Y	Seeks capital appreciation.	Invesco Advisers, Inc.
Formerly Invesco Oppenheimer Developing Markets Fund — Class Y
Invesco International Growth Fund — Class A	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco Oppenheimer International Growth Fund — Class A	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Real Estate Fund — Class R5	Seeks total return through capital growth and current income.	Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited
Janus Henderson Overseas Fund — Class S	Seeks long-term growth of capital.	Janus Capital Management LLC
JPMorgan Mid Cap Growth Fund — Class R3	Seeks growth of capital.	J.P. Morgan Investment Management Inc.
MassMutual Blue Chip Growth Fund — Class R5	Seeks growth of capital over the long term.	MML Investment Advisers, LLC Sub-advised by T. Rowe Price Associates, Inc./ Loomis Sayles & Company
Formerly MassMutual Select Blue Chip Growth Fund — Class R5
MassMutual Small Cap Growth Equity Fund — Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company, LLP/Invesco Advisers, Inc.
Formerly MassMutual Select Small Cap Growth Equity Fund — Class R4
MFS® International Growth Fund — Class R3	Seeks capital appreciation.	MFS Investment Management
MFS® International Intrinsic Value Fund — Class R3	Seeks capital appreciation.	MFS Investment Management
MFS Value Fund — Class A	Seeks capital appreciation.	MFS Financial Services Company
Neuberger Berman Sustainable Equity Fund — Trust Class	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social, and governance (ESG) criteria.	Neuberger Berman Investment Advisors LLC
Oakmark Equity and Income Fund — Investor Class	Seeks income, preservation and growth of capital.	Harris Associates L.P.
PIMCO Real Return Fund — Admin Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
PIMCO Total Return Fund — Admin Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Vanguard 500 Index Fund — AdmiralTM Shares	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc. (Vanguard)
Vanguard Mid-Cap Index Fund — AdmiralTM Shares	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc. (Vanguard)
Closed to new and subsequent Contributions and transfers of Participant Account values.
Vanguard Small-Cap Index Fund — AdmiralTM Shares	Seeks to track the performance of the CRSP US Small Cap Index.	The Vanguard Group, Inc. (Vanguard)
Closed to new and subsequent Contributions and transfers of Participant Account values.
Vanguard Total Bond Market Index Fund — AdmiralTM Shares	Seeks to track the performance of the Barclays U.S. Aggregate Float Adjusted Index.	The Vanguard Group, Inc. (Vanguard)
Closed to new and subsequent Contributions and transfers of Participant Account values.
Vanguard Total Stock Market Index Fund — AdmiralTM Shares	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc. (Vanguard)
Closed to new and subsequent Contributions and transfers of Participant Account values.
Victory Munder Mid-Cap Core Growth Fund — Class Y	Provide long-term capital appreciation.	Victory Capital Management Inc.
Victory RS Value Fund — Class A	Long-term capital appreciation.	Victory Capital Management Inc.
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
Hartford Series Fund, Inc.
Hartford Capital Appreciation HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
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Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Ultrashort Bond HLS Fund — Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Notes
†
In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.

Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
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We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
Fees and Payments Received by Talcott Resolution from the Fund Families:  On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Additionally, a MassMutual affiliate continues to be responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Great-West expects to make a profit on the amount of the fees and payments that exceed Great-West’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of MassMutual’s affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds,
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one or more of MassMutual’s affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Guaranteed Separate Account: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.
CONTRACT CHARGES
Contingent Deferred Sales Charge: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
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the cost of preparing sales literature,

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commissions and other compensation paid to broker dealers and their registered representatives, and

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•
other promotional and distribution related activities.

If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Participant’s Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➢
Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➢
Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of  $1,052.63 made up of  $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of  $1,000 is paid to you.
Annual Maintenance Fee: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of  $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
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The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.
Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?
We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant’s Account under a Contract in the event of the Participant’s:
•
death,

•
disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

•
for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

•
severance from employment with the Employer,

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attainment of age 59½ or older,

•
financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

•
in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.
If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer’s plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.
No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A “Related Participant Directed Account Option” is a separate Participant directed investment account under your Employer’s plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
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After Annuity Commencement Date
Mortality and Expense Risk and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:
Method One: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk —  We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees: Loans may be subject to a one-time set-up fee of  $50. In addition, loans may also be subject to an annual loan administration fee of  $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are
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deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee:  You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of  $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
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Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Qualified governmental excess benefit plans under Section 415(m) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal
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Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
What is a Surrender Charge Offset?
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Talcott Resolution will reimburse the plan not to exceed 7% of transferred assets.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.
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Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer”, however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For example:
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If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and

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you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of  $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund's trading policies will be considered not in good order.
In certain circumstances, the underlying Fund's trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or

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systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
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As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
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Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685‑1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397‑3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888‑4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, further actions our regulators may take in response to the COVID-19 public health crisis and its
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impact on financial markets and our operations. At this time, Talcott Resolution is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of Talcott Resolution and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of  $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the cur-rent Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

•
the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

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Method Two (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)
The Net Investment Factor for each Sub-Account equals:
•
the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

•
the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.
How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
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You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See “Contract Charges”).

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

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Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.
How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other Contracts, Talcott Resolution will not accept future contributions.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2 – 4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

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Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Option 3: Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
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Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
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The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
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Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

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Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

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“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2020, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Resources Investment Advisors, LLC, and Retirement Plan Advisory Group .
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Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $580 thousand.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.
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APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
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C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
APP TAX-3

other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover
APP TAX-4

distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the
APP TAX-5

annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or
APP TAX-6

option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
APP TAX-7

5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

APP TAX-8

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over—
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
APP TAX-9

7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a
APP TAX-10

rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

Mortality and Expense Risk and Administrative Charge of 0.00%
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century Growth Fund
Accumulation unit value at beginning of period	$28.706	$21.202	$21.553	$16.568	$15.907	$15.213	$13.679	$10.573	$10.000	$-
Accumulation unit value at end of period	$38.815	$28.706	$21.202	$21.553	$16.568	$15.907	$15.213	$13.679	$10.573	$-
Number of accumulation units outstanding at end of period (in thousands)	-	770	864	989	1,132	1,683	1,611	1,523	1,395	-
American Century Small Cap Value Fund
Accumulation unit value at beginning of period	$28.149	$21.085	$25.424	$23.058	$18.298	$18.799	$18.008	$13.348	$11.438	$12.264
Accumulation unit value at end of period	$30.663	$28.149	$21.085	$25.424	$23.058	$18.298	$18.799	$18.008	$13.348	$11.438
Number of accumulation units outstanding at end of period (in thousands)	98	107	121	138	159	237	213	185	170	143
American Funds Capital World Growth and Income FundSM
Accumulation unit value at beginning of period	$22.378	$17.857	$19.907	$15.973	$14.999	$15.336	$14.751	$11.813	$9.917	$10.727
Accumulation unit value at end of period	$25.814	$22.378	$17.857	$19.907	$15.973	$14.999	$15.336	$14.751	$11.813	$9.917
Number of accumulation units outstanding at end of period (in thousands)	191	211	235	273	326	503	449	356	298	236
American Funds EuroPacific Growth Fund®
Accumulation unit value at beginning of period	$18.411	$14.499	$17.102	$13.084	$12.995	$13.103	$13.461	$11.202	$9.396	$10.876
Accumulation unit value at end of period	$22.978	$18.411	$14.499	$17.102	$13.084	$12.995	$13.103	$13.461	$11.202	$9.396
Number of accumulation units outstanding at end of period (in thousands)	-	397	442	509	581	866	795	705	623	539
American Funds The Growth Fund of America Fund®
Accumulation unit value at beginning of period	$33.439	$26.104	$26.899	$21.334	$19.674	$18.677	$17.095	$12.775	$10.596	$11.139
Accumulation unit value at end of period	$46.077	$33.439	$26.104	$26.899	$21.334	$19.674	$18.677	$17.095	$12.775	$10.596
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	1,052

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Artisan Mid Cap Value Fund
Accumulation unit value at beginning of period	$56.737	$45.931	$53.145	$47.298	$38.619	$42.856	$42.214	$31.086	$27.908	$26.223
Accumulation unit value at end of period	$59.825	$56.737	$45.931	$53.145	$47.298	$38.619	$42.856	$42.214	$31.086	$27.908
Number of accumulation units outstanding at end of period (in thousands)	52	60	67	79	88	129	115	97	86	71
Baron Small Cap Fund
Accumulation unit value at beginning of period	$40.356	$30.005	$32.398	$25.483	$23.180	$24.463	$24.056	$17.461	$14.800	$15.038
Accumulation unit value at end of period	$56.633	$40.356	$30.005	$32.398	$25.483	$23.180	$24.463	$24.056	$17.461	$14.800
Number of accumulation units outstanding at end of period (in thousands)	1	59	67	83	93	144	133	109	96	80
BlackRock LifePath® Dynamic 2030 Fund
Accumulation unit value at beginning of period	$33.446	$27.399	$28.987	$24.635	$22.972	$23.453	$22.270	$19.593	$17.325	$17.435
Accumulation unit value at end of period	$37.811	$33.446	$27.399	$28.987	$24.635	$22.972	$23.453	$22.270	$19.593	$17.325
Number of accumulation units outstanding at end of period (in thousands)	237	261	293	314	342	473	408	294	255	208
BlackRock LifePath® Dynamic 2040 Fund
Accumulation unit value at beginning of period	$36.393	$28.949	$31.292	$25.768	$23.865	$24.425	$23.168	$19.805	$17.263	$17.684
Accumulation unit value at end of period	$41.482	$36.393	$28.949	$31.292	$25.768	$23.865	$24.425	$23.168	$19.805	$17.263
Number of accumulation units outstanding at end of period (in thousands)	138	152	164	181	229	318	271	200	170	139
BlackRock LifePath® Dynamic 2050 Fund
Accumulation unit value at beginning of period	$23.931	$18.925	$20.641	$16.802	$15.529	$15.921	$15.059	$12.567	$10.829	$11.260
Accumulation unit value at end of period	$27.474	$23.931	$18.925	$20.641	$16.802	$15.529	$15.921	$15.059	$12.567	$10.829
Number of accumulation units outstanding at end of period (in thousands)	96	96	98	99	105	122	79	45	32	8
BlackRock LifePath® Dynamic Retirement Fund
Accumulation unit value at beginning of period	$25.871	$22.129	$22.975	$20.573	$19.424	$19.725	$18.830	$17.722	$16.317	$15.696
Accumulation unit value at end of period	$29.188	$25.871	$22.129	$22.975	$20.573	$19.424	$19.725	$18.830	$17.722	$16.317
Number of accumulation units outstanding at end of period (in thousands)	277	312	58	68	78	124	123	124	112	113
Dreyfus International Stock Index Fund
Accumulation unit value at beginning of period	$16.230	$13.362	$15.522	$12.471	$12.350	$12.499	$13.285	$10.969	$9.316	$10.648
Accumulation unit value at end of period	$17.448	$16.230	$13.362	$15.522	$12.471	$12.350	$12.499	$13.285	$10.969	$9.316
Number of accumulation units outstanding at end of period (in thousands)	21	25	29	33	33	45	37	21	11	7

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Eaton Vance Large-Cap Value Fund
Accumulation unit value at beginning of period	$20.150	$15.525	$16.663	$14.514	$13.247	$13.391	$12.069	$9.331	$8.060	$8.438
Accumulation unit value at end of period	$20.610	$20.150	$15.525	$16.663	$14.514	$13.247	$13.391	$12.069	$9.331	$8.060
Number of accumulation units outstanding at end of period (in thousands)	-	281	314	360	418	649	630	598	565	474
Goldman Sachs Government Income Fund
Accumulation unit value at beginning of period	$14.765	$13.960	$13.918	$13.680	$13.537	$13.497	$12.966	$13.299	$12.971	$12.181
Accumulation unit value at end of period	$15.701	$14.765	$13.960	$13.918	$13.680	$13.537	$13.497	$12.966	$13.299	$12.971
Number of accumulation units outstanding at end of period (in thousands)	-	58	67	85	93	114	120	121	124	108
Goldman Sachs High Yield Fund
Accumulation unit value at beginning of period	$23.424	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736	$14.413
Accumulation unit value at end of period	$24.668	$23.424	$20.358	$21.179	$20.042	$17.634	$18.610	$18.299	$17.021	$14.736
Number of accumulation units outstanding at end of period (in thousands)	-	95	108	129	147	206	184	161	147	117
Hartford Capital Appreciation HLS Fund
Accumulation unit value at beginning of period	$64.658	$49.251	$52.934	$43.339	$41.071	$40.658	$37.890	$27.243	$23.022	$25.985
Accumulation unit value at end of period	$78.827	$64.658	$49.251	$52.934	$43.339	$41.071	$40.658	$37.890	$27.243	$23.022
Number of accumulation units outstanding at end of period (in thousands)	-	75	86	96	114	157	134	101	86	64
Hartford Dividend and Growth HLS Fund
Accumulation unit value at beginning of period	$11.322	$8.804	$9.299	$7.856	$6.838	$6.918	$6.125	$4.643	$4.087	$4.034
Accumulation unit value at end of period	$12.201	$11.322	$8.804	$9.299	$7.856	$6.838	$6.918	$6.125	$4.643	$4.087
Number of accumulation units outstanding at end of period (in thousands)	1,227	1,441	1,717	2,016	2,403	3,489	1,584	1,398	1,221	998
Hartford Total Return Bond HLS Fund
Accumulation unit value at beginning of period	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$10.816	$10.058	$9.400
Accumulation unit value at end of period	$14.766	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$10.816	$10.058
Number of accumulation units outstanding at end of period (in thousands)	275	298	372	449	530	735	379	347	338	292
Hartford Ultrashort Bond HLS Fund
Accumulation unit value at beginning of period	$13.394	$13.027	$12.826	$12.698	$12.576	$12.560	$12.548	$12.548	$12.548	$12.548
Accumulation unit value at end of period	$13.586	$13.394	$13.027	$12.826	$12.698	$12.576	$12.560	$12.548	$12.548	$12.548
Number of accumulation units outstanding at end of period (in thousands)	2	1	2	3	11	13	7	16	54	37

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Developing Markets Fund
Accumulation unit value at beginning of period	$18.080	$14.544	$16.517	$12.225	$11.408	$12.032	$13.873	$12.765	$10.525	$12.811
Accumulation unit value at end of period	$21.245	$18.080	$14.544	$16.517	$12.225	$11.408	$13.241	$13.873	$12.765	$10.525
Number of accumulation units outstanding at end of period (in thousands)	71	78	99	125	144	212	170	110	85	60
Invesco International Growth Fund
Accumulation unit value at beginning of period	$15.886	$12.352	$15.353	$12.127	$12.412	$12.234	$12.969	$11.611	$-	$-
Accumulation unit value at end of period	$19.366	$15.886	$12.352	$15.353	$12.127	$12.412	$12.032	$12.969	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	206	230	234	245	324	238	221	-	-
Invesco Real Estate Fund
Accumulation unit value at beginning of period	$29.273	$22.831	$24.103	$22.141	$20.852	$20.429	$15.884	$15.545	$13.287	$12.297
Accumulation unit value at end of period	$26.231	$29.273	$22.831	$24.103	$22.141	$20.852	$20.429	$15.884	$15.545	$13.287
Number of accumulation units outstanding at end of period (in thousands)	29	37	44	59	63	101	78	47	35	21
Janus Henderson Overseas Fund
Accumulation unit value at beginning of period	$12.971	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145	$15.124
Accumulation unit value at end of period	$15.079	$12.971	$10.236	$12.128	$9.265	$9.982	$10.946	$12.719	$11.372	$10.145
Number of accumulation units outstanding at end of period (in thousands)	6	6	10	11	-	-	-	-	171	137
MFS® International Intrinsic Value Fund
Accumulation unit value at beginning of period	$42.332	$33.714	$37.138	$29.288	$28.174	$26.463	$26.125	$20.511	$17.717	$18.064
Accumulation unit value at end of period	$50.862	$42.332	$33.714	$37.138	$29.288	$28.174	$26.463	$26.125	$20.511	$17.717
Number of accumulation units outstanding at end of period (in thousands)	443	288	314	313	311	279	116	81	59	48
Neuberger Berman Sustainable Equity Fund
Accumulation unit value at beginning of period	$48.637	$38.715	$41.172	$34.775	$20.102	$31.824	$28.858	$20.918	$18.880	$19.474
Accumulation unit value at end of period	$57.979	$48.637	$38.715	$41.172	$34.775	$20.102	$31.824	$28.858	$20.918	$18.880
Number of accumulation units outstanding at end of period (in thousands)	6	8	9	12	10	151	16	14	8	7
Oakmark Equity and Income Fund
Accumulation unit value at beginning of period	$21.012	$17.613	$19.212	$16.785	$31.647	$13.241	$14.828	$11.934	$10.943	$10.874
Accumulation unit value at end of period	$22.837	$21.012	$17.613	$19.212	$16.785	$31.647	$15.854	$14.828	$11.934	$10.943
Number of accumulation units outstanding at end of period (in thousands)	-	493	550	624	732	14	1,060	965	890	729

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO Real Return Fund
Accumulation unit value at beginning of period	$13.647	$12.606	$12.891	$12.435	$11.868	$12.684	$11.860	$13.072	$11.994	$10.775
Accumulation unit value at end of period	$15.259	$13.647	$12.606	$12.891	$12.435	$11.868	$12.234	$11.860	$13.072	$11.994
Number of accumulation units outstanding at end of period (in thousands)	245	281	310	335	389	559	559	540	527	456
PIMCO Total Return Fund
Accumulation unit value at beginning of period	$14.700	$13.611	$13.680	$13.045	$12.745	$19.345	$12.146	$12.415	$11.277	$10.852
Accumulation unit value at end of period	$15.968	$14.700	$13.611	$13.680	$13.045	$12.745	$12.684	$12.146	$12.415	$11.277
Number of accumulation units outstanding at end of period (in thousands)	127	143	157	197	238	351	316	226	198	145
Vanguard 500 Index Fund
Accumulation unit value at beginning of period	$17.957	$13.660	$14.293	$11.736	$18.150	$15.854	$17.763	$13.439	$11.603	$11.379
Accumulation unit value at end of period	$21.255	$17.957	$13.660	$14.293	$11.736	$18.150	$10.344	$17.763	$13.439	$11.603
Number of accumulation units outstanding at end of period (in thousands)	340	277	328	379	447	129	440	-	97	78
Vanguard Mid-Cap Index Fund
Accumulation unit value at beginning of period	$16.205	$12.367	$13.625	$11.425	$15.126	$10.344	$18.966	$14.050	$12.133	$12.394
Accumulation unit value at end of period	$19.161	$16.205	$12.367	$13.625	$11.425	$15.126	$10.412	$18.966	$14.050	$12.133
Number of accumulation units outstanding at end of period (in thousands)	135	148	169	201	226	1,143	248	-	39	32
Vanguard Small-Cap Index Fund
Accumulation unit value at beginning of period	$15.684	$12.314	$13.578	$11.682	$10.485	$10.412	$19.906	$14.464	$12.253	$12.607
Accumulation unit value at end of period	$18.680	$15.684	$12.314	$13.578	$11.682	$10.485	$10.247	$19.906	$14.464	$12.253
Number of accumulation units outstanding at end of period (in thousands)	216	234	268	317	349	547	437	-	130	114
Vanguard Total Bond Market Index Fund
Accumulation unit value at beginning of period	$11.851	$10.900	$10.902	$10.528	$10.272	$10.247	$11.635	$11.904	$11.442	$10.636
Accumulation unit value at end of period	$12.768	$11.851	$10.900	$10.902	$10.528	$10.272	$10.219	$11.635	$11.904	$11.442
Number of accumulation units outstanding at end of period (in thousands)	93	104	99	108	126	325	161	-	54	44
Vanguard Total Stock Market Index Fund
Accumulation unit value at beginning of period	$17.554	$13.420	$14.152	$11.679	$9.875	$10.219	$18.142	$13.605	$11.703	$11.591
Accumulation unit value at end of period	$21.238	$17.554	$13.420	$14.152	$11.679	$9.875	$10.326	$18.142	$13.605	$11.703
Number of accumulation units outstanding at end of period (in thousands)	-	138	163	202	226	486	243	-	26	23

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Victory Munder Mid-Cap Core Growth Fund
Accumulation unit value at beginning of period	$29.316	$23.221	$26.871	$21.583	$10.262	$10.326	$19.079	$14.268	$12.299	$12.395
Accumulation unit value at end of period	$35.227	$29.316	$23.221	$26.871	$21.583	$10.262	$21.018	$19.079	$14.268	$12.299
Number of accumulation units outstanding at end of period (in thousands)	-	61	69	78	92	207	135	119	101	85
Victory RS Value Fund
Accumulation unit value at beginning of period	$14.378	$10.946	$12.265	$10.447	$10.366	$21.018	$-	$-	$-	$-
Accumulation unit value at end of period	$14.006	$14.378	$10.946	$12.265	$10.447	$10.366	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	118	134	149	168	193	370	-	-	-	-

APP I-6

This form must be completed for all tax-sheltered annuities.
SECTION 403(b)(11) ACKNOWLEDGMENT FORM
The Talcott Resolution Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a.
attained age 59½

b.
severance from employment

c.
died, or

d.
become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59½ because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Talcott Resolution variable annuity. Please refer to your Plan.
Please complete the following and return to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Name of Contractholder/Participant
Address

City or Plan/School District
Date

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-7969 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven State of Iowa Retirement Investors Club 403(b) HV-7969
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a Prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: Empower Retirement, LLC, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2021
Date of Statement of Additional Information: May 1, 2021

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company incorporated in this Prospectus by reference from Form N-VPFS for the year ended December 31, 2020 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven (comprised of the sub-accounts listed in the Appendix to our report) as of December 31, 2020 and for each of the years or periods in the two years then ended presented therein, have been incorporated in this Prospectus by reference from Form N-VPFS in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included therein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2020, 2019, and 2018, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2020, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts for any applicable Mortality and Expense Risk and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Talcott Resolution uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2020 and for the period then ended, included in the Statement of Additional Information are incorporated by reference to the filing on N-VPFS, File No. 811-10559, on April 30, 2021.

PART C

OTHER INFORMATION

ITEM 24.                   FINANCIAL STATEMENTS AND EXHIBITS

(a)	All financial statements are included in Part A and Part B of the Registration Statement.

(b)	(1)	(a)

Resolution of the board of directors authorizing the establishment of the Separate Account incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.

(b)

Resolution of the board of directors authorizing the re-designation of the Separate Account incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.

	(2)	Not applicable.

	(3)	(a)	Principal Underwriter Agreement incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement No. 33-59541, filed on April 22, 2013.

		(b)	Form of Sales Agreement incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement No. 33-59541, filed on April 22, 2013.

	(4)	Form of Group Variable Annuity Contract incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.

	(5)	Form of the Application incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.

	(6)	(a)	Articles of Incorporation of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 333-72042, filed on April 30, 2019.

		(b)	Amended and Restated Bylaws of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 333-72042, filed on April 30, 2019.

	(7)	(a)	Reinsurance Agreement incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement No. 33-59541, filed on April 22, 2013.

		(b)	Reinsurance Agreement dated as of December 31, 2020, filed herewith.

	(8)	Fund Participation Agreements and Amendments

		(a)	Fred Alger & Company, Incorporated, incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendment to the Retail Fund Participation Agreement, filed herewith.

		(b)	Alliance Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Sixth Amendment to Retail Fund Participation Agreement, filed herewith.

		(c)	American Century Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

1

(i) Amendment No. 10 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

(ii) Amendments to Fund Participation Agreement, filed herewith.

(d)	American Funds Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Sixth Amendment to Agreement, filed herewith.

(e)	Ariel Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(f)	Artisan Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(g)	Ave Maria — distributed by Ultimus Fund Distributors, LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendment dated 4-1-14 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

(h)	Baron Capital, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i)	BlackRock Distributors, Inc., as amended (Includes LifePath) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendments to the Retail Fund Participation Agreement, filed herewith.

(j)	Foreside Financial Services, LLC (as New Principal Underwriter for BMO Funds), filed herewith.

(k)	Calamos Financial Services LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(l)	Calvert Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(m)	Columbia Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Assignment agreement dated 4-23-10 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

(ii) Amendment dated 12-30-13 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

(iii) Amendment to Agreement, filed herewith.

(n)	CRM — distributed by PFPC Distributors Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(o)	Davis Distributors, LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

2

(p)	Delaware Distributors, L.P. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

(ii) Second Amendment to Retail Fund Participation Agreement, filed herewith.

(q)	Domini — distributed by DSIL Investment Services LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(r)	Dreyfus Services Corporation incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Seventh Amendment to Retail Fund Participation Agreement, filed herewith.

(s)	DWS — distributed by Scudder Investments Service Company incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(t)	Eaton Vance Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendments to Retail Fund Participation Agreement, filed herewith.

(u)	Federated Securities Corporation incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(v)	Fidelity Distributors Corporation (Insurance Funds) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(w)	Fidelity Distributors Corporation (Retail Funds) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendment No. 8 incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement No. 333-72042, filed on April 29, 2016.

(x)	Franklin/Templeton Distributors, Inc. (Mutual Series) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendment Nos. 1 and 2 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

(y)	Franklin/Templeton Distributors, Inc. (Strategic Series) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendment Nos. 1 through 5 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

3

(z)	Franklin/Templeton Distributors, Inc. (Templeton Series) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(aa)	Frost — distributed by SEI Investments Distribution Co. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendment to Participation Agreement, filed herewith.

(bb)	Goldman, Sachs & Co. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Sixth Amendment to Retail Fund Participation Agreement, filed herewith.

(cc)	Hartford Investment Financial Services Company (Retail Funds) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(dd)	Hartford Securities Distribution Company, Inc. (Insurance Funds) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendment Nos. 1 and 2 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

(ee)	Highland Capital Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

(ff)	HIMCO Distribution Services Company incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

(gg)	Hotchkis & Wiley — distributed by Stephens Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(hh)	IMST Distributors, LLC (Oak Ridge) incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

(ii)	Invesco Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Amendment dated 1-22-04 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

(jj)	Ivy Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(kk)	Janus Distributors, Inc. (Includes Perkins) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(ll)	John Hancock Funds, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(i) Second Amendment to the Retail Fund Participation Agreement, filed herewith.

4

(mm)	JPMorgan Distribution Services, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Amendment dated 12-19-14 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

	(ii)	Amendments to Retail Fund Participation Agreement, filed herewith.

(nn)	KEELEY Investment Corp. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Second Amendment to the Retail Fund Participation Agreement, filed herewith.

(oo)	Legg Mason Wood Walker, Incorporated, incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Amendments to Retail Fund Participation Agreement, filed herewith.

(pp)	LKCM — distributed by Quasar Distributors, LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(qq)

Loomis Sayles — distributed by IXIS Asset Management Distributors, L.P. (Includes Oakmark) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(rr)	Lord Abbett Distributor LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Amendment No. 4 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

	(ii)	Amendment No. 5 incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement File No. 333-72042, filed on April 29, 2016.

(ss)	Managers Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(tt)	MFS Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Amendment No. 8 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

	(ii)	Amendment No. 9 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

	(iii)	Amendment No. 10 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

	(iv)	Amendment No. 11 to the Hartford Retail Fund Participation Agreement, filed herewith.

(uu)	MML Distributors, LLC incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement No. 333-72042, filed on April 25, 2014.

	(i)	Amendments One and Two to Retail Fund Participation Agreement, filed herewith.

(vv)	Morgan Stanley Distribution, Inc., filed herewith.

(ww)	Munder — distributed by Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Amendment No. 1 (Victory Funds) incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

	(ii)	Amendment No. 5 (Victory Funds) incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

	(iii)	Amendment dated 6-28-11 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

	(iv)	Amendment dated 8-27-14 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

5

(xx)	Neuberger & Berman Management Incorporated (Insurance Funds) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(yy)	Neuberger & Berman Management Incorporated (Retail Funds) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Amendment dated 9-12-12 incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on September 22, 2015.

	(ii)	Amendments to the Fund Participation Agreement, filed herewith.

(zz)	Nuveen Investments, LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Second Amendment to Retail Fund Participation Agreement, filed herewith.

(aaa)	OppenheimerFunds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Second Amendment dated February 1, 2003 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

	(ii)	Amendments to Retail Fund Participation Agreement, filed herewith.

(bbb)	PIMCO Funds Distributor LLC (Includes Allianz) incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

(ccc)	Pioneer Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(ddd)	Prudential Investment Management Services LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Amendment No. 4 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

	(ii)	Amendment No. 5 to Participation Agreement, filed herewith.

(eee)	Putnam Mutual Funds Corp. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Amendment Nos. 7 through 10 incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

	(ii)	Amendments to the Retail Fund Participation Agreement, filed herewith.

(fff)	RidgeWorth Distributors LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

(ggg)	Royce Fund Services, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(i)	Amendment dated 10-31-07 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

6

		(ii)	Second Amendment dated 5-12-08 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

		(iii)	Third Amendment dated 10-13-11 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

		(iv)	Fourth Amendment to the Retail Fund Participation Agreement, filed herewith.

	(hhh)	RS — distributed by PFPC Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(iii)	Russell Financial Services, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

		(i)	Amendment dated 12-1-14 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

	(jjj)	State Street Global Markets, LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(kkk)	T. Rowe Price Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(lll)	Teachers Personal Investor Services, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

		(i)	First Amendment to Retail Fund Participation Agreement, filed herewith.

	(mmm)	Thornburg Securities Corp. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

		(i)	Amendment dated 9-6-06 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

		(ii)	Amendment dated 3-13-07 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

		(iii)	Amendment dated 9-26-11 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

		(iv)	Amendment dated 1-18-13 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

		(v)	Amendment dated 7-1-14 incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-72042, filed on April 28, 2015.

		(vi)	Amendment to the Retail Fund Participation Agreement, filed herewith.

	(nnn)	Timothy Partners, Ltd. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

		(i)	Amendment No. 1 to the Retail Fund Participation Agreement, filed herewith.

	(ooo)	UBS — distributed by Brinson Advisors, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(ppp)	The Vanguard Group, Inc. incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

	(qqq)	Victory Retail Service Agreement and Amendments incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement No. 333-72042, filed on September 22, 2015.

	(rrr)	Victory Capital Advisers, Inc. Retail Fund Participation Agreement, filed herewith.

	(sss)	VP Distributors, LLC (Virtus Funds) Retail Fund Participation Agreement, as amended, filed herewith.

	(ttt)	Wells Fargo Funds Distributor, LLC incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-72042, filed on April 23, 2012.

		(i)	First Amendment dated 7-1-11 incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement No. 333-72042, filed on April 25, 2014.

		(ii)	Second Amendment dated 12-3-12 incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement No. 333-72042, filed on April 25, 2014.

(8) (uuu)	Administrative Services Agreement dated as of December 31, 2020, filed herewith.

(9)	Opinion and Consent of Mike Knowles, sub-administrator and agent and attorney-in-fact of Talcott Resolution Life Insurance Company Separate Account 11, filed herewith.

7

(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, filed herewith.

(b) Consent of KPMG, LLP, Independent Registered Public Accounting Firm, filed herewith.

(11)	Not applicable.

(12)	Not applicable.

(26)	Organizational Chart, filed herewith.

(99)	Copy of Power of Attorney, filed herewith.

8

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION WITH TalcotT Resolution
Glenn D. Abate	Assistant Vice President and Actuary
Christopher B. Abreu	Vice President and Chief Risk Officer
David Bell	Assistant Secretary and Chief Information Officer
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Richard J Carbone* (1)	Director
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell* (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President, Chief Secretary and Head of Tax
James Cubanski	Vice President
Christopher J. Dagnault (3)	Vice President
George Eknaian	Senior Vice President and Head of Pricing
Glenn Gadzik	Vice President and Actuary
W. Dana LaForge* (4)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Peter Manley	Vice President and Head of Corporate Development and Strategy
Craig D. Morrow	Vice President and Actuary
Emily R. Pollack* (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff* (5)	Director
Peter F. Sannizzaro*	President, Chief Executive Officer and Director
Manu Sareen* (6)	Director
David I. Schamis* (7)	Director
Robert R. Siracusa	Vice President and Chief Financial Officer
Samir Srivastava	Vice President and Chief Information Officer
Robert W. Stein* (8)	Director
Amy M. Stepnowski* (9)	Director
Heath L. Watkin* (10)	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 469 Edinboro Rd., Staten Island, NY 10306
(2)	Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022
(3)	Address: 500 Bielenberg Drive, Woodbury, MN 55125
(4)	Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165
(5)	Address: Safra, 546 5th Ave., 3rd Floor, New York., NY 10036
(6)	Address: Global Atlantic Re Ltd. 2nd Floor, Hamilton, Bermuda HM11
(7)	Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152
(8)	Address: 39 West 94th St., New York, NY 10025
(9)	Address: The Hartford, 690 Asylum Ave., Hartford, CT 06155
(10)	Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153

*   Denotes Board of Directors.

ITEM 26.                   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Filed herewith.

ITEM 27.                   NUMBER OF CONTRACT OWNERS

As of April 15, 2021, there were 1,191 qualified Contract Owners and 87 non-qualified Contract Owners.

ITEM 28.                   INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                   PRINCIPAL UNDERWRITERS

(a)                   MMLD acts as principal underwriter for the following investment companies:

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b) Officers and Member Representatives of MML Distributors, LLC

	POSITIONS AND OFFICES	PRINCIPAL BUSINESS
NAME	WITH UNDERWRITER	ADDRESS
Stephen Alibozek	Entity Contracting Officer	*
Vincent Baggetta	Chief Risk Officer	*
Derek Darley	Assistant Treasurer	*
Edward K. Duch III	Assistant Secretary	*
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Nathan L. Hall	Chief Financial Officer and Treasurer	*
Aruna Hobbs	Vice President	**
Kevin LaComb	Assistant Treasurer	*
Paul LaPiana	Chief Executive Officer and President	*
Mario Morton	Registration Manager and Continuing Education Officer	*
Alyssa O’Connor	Assistant Secretary	*
Todd Picken	Assistant Treasurer	*
Kelly Pirotta	AML Compliance Officer	*
James P. Puhala	Chief Compliance Officer	*
Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*

*                               Address: 1295 State Street, Springfield, MA 01111

**                        Address:  One Marina Park Drive, Suite 800, Boston, MA 02210

ITEM 30.                   LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Great-West Life & Annuity Insurance Company (“Great-West”), as sub-administrator at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

ITEM 31.                   MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.                   UNDERTAKINGS

(a)         The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b)         The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         Great-West, in its capacity as Sub-Administrator to Talcott Resolution hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Talcott Resolution.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 30th day of April, 2021.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY -

SEPARATE ACCOUNT ELEVEN

(Registrant)

By:	Peter F. Sannizzaro	*By:	/s/ Sadie R. Gordon
	Peter F. Sannizzaro		Sadie R. Gordon
	President and Chief Executive Officer		Attorney-In-Fact

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Depositor)

By:	Peter F. Sannizzaro
Peter F. Sannizzaro
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Peter F. Sannizzaro, President, Chief Executive Officer and Director*
Robert R. Siracusa, Vice President and Chief Financial Officer	/s/ Peter F. Sannizzaro
Richard J. Carbone, Director*	Peter F. Sannizzaro
Henry Cornell, Director*	/s/ Robert R. Siracusa
W. Dana LaForge, Director*	Robert R. Siracusa
Emily R. Pollack, Director*	* By:	/s/ Sadie R. Gordon
Michael S. Rubinoff, Director*		Sadie R. Gordon, Attorney-in-Fact
Manu Sareen, Director*	Date:	April 30, 2021
David I. Schamis, Director*
Robert W. Stein, Director*
Amy M. Stepnowski, Director*
Heath L. Watkin, Director*

333-72042

EXHIBIT INDEX

(7)	(b)	Reinsurance Agreement
(8)	Fund Participation Agreements - Amendments
	(a)	Fred Alger & Company, Incorporated
(i) Amendment to the Retail Fund Participation Agreement.
	(b)	AllianceBernstein Investment Research & Management, Inc.
(i) Sixth Amendment to Retail Fund Participation Agreement.
	(c)	American Century Investment Services, Inc.
(ii) Amendments to Fund Participation Agreement.
	(d)	American Funds Distributors, Inc.
(i) Sixth Amendment to Agreement.
	(i)	BlackRock Distributors, Inc.
(i) Amendments to the Retail Fund Participation Agreement.
	(j)	Foreside Financial Services, LLC (as New Principal Underwriter for BMO Funds).
	(m)	Columbia Funds Distributor, Inc.
(iii) Amendment to Agreement.
	(p)	Delaware Distributors, L.P.
(ii) Second Amendment to Retail Fund Participation Agreement.
	(r)	Dreyfus Services Corporation
(i) Seventh Amendment to Retail Fund Participation Agreement.
	(t)	Eaton Vance Distributors, Inc.
(i) Amendments to Retail Fund Participation Agreement.
	(aa)	Frost
(i) Amendment to Participation Agreement.
	(bb)	Goldman Sachs & Co.
(i) Sixth Amendment to Retail Fund Participation Agreement.
	(ll)	John Hancock Funds, Inc.
(i) Second Amendment to the Retail Fund Participation Agreement.
	(mm)	JPMorgan Distribution Services, Inc.
(ii) Amendments to Retail Fund Participation Agreement.
	(nn)	Keeley Investment Corp.
(i) Second Amendment to the Retail Fund Participation Agreement
	(oo)	Legg Mason Wood Walker, Incorporated
(i) Amendments to Retail Fund Participation Agreement.
	(tt)	MFS Fund Distributors, Inc.
(iv) Amendment No. 11 to the Hartford Retail Fund Participation Agreement.
	(uu)	MML Distributors, LLC
(i) Amendments One and Two to Retail Fund Participation Agreement.
	(vv)	Morgan Stanley Distribution, Inc.
	(yy)	Neuberger & Berman Management Incorporated
(ii) Amendments to the Fund Participation Agreement.
	(zz)	Nuveen Investments, LLC
(i) Second Amendment to Retail Fund Participation Agreement.
	(aaa)	OppenheimerFunds Distributor, Inc.
(ii) Amendments to Retail Fund Participation Agreement.
	(ddd)	Prudential Investment Management Services LLC
(ii) Amendment No. 5 to Participation Agreement.
	(eee)	Putnam Mutual Funds Corp.
(ii) Amendments to the Retail Fund Participation Agreement.
	(ggg)	Royce Fund Services, Inc.
(iv) Fourth Amendment to the Retail Fund Participation Agreement.
	(lll)	Teachers Personal Investor Services, Inc.
(i) First Amendment to Retail Fund Participation Agreement.
	(mmm)	Thornburg Securities Corp.
(vi) Amendment to the Retail Fund Participation Agreement.
	(nnn)	Timothy Partners, Ltd.
(i) Amendment No. 1 to the Retail Fund Participation Agreement.
	(rrr)	Victory Capital Advisers, Inc. Retail Fund Participation Agreement.
	(sss)	VP Distributors, LLC (Virtus Funds) Retail Fund Participation Agreement, as amended.
(8) (uuu)	Administrative Services Agreement.
(9)	Opinion and Consent of Mike Knowles, sub-administrator and agent and attorney-in-fact of Talcott Resolution Life Insurance Company Separate Account 11.
(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(b) Consent of KPMG, LLP, Independent Registered Public Accounting Firm.
(26)	Organizational Chart.
(99)	Copy of Power of Attorney.